    As filed with the Securities and Exchange Commission on April 29, 2009

                                                              File No.333-68164
                                                                      811-08914
================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        Pre-Effective Amendment No.                        [_]

                      Post-Effective Amendment No. 27                      [X]


                                    and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                             Amendment No. 153                             [X]

                       (Check appropriate box or boxes.)

                               -----------------

                       PHL Variable Accumulation Account
                          (Exact Name of Registrant)

                               -----------------

                        PHL Variable Insurance Company
                              (Name of Depositor)

                               -----------------

        One American Row, PO Box 5056, Hartford, Connecticut 06102-5056 (Address of Depositor's Principal Executive Offices) (Zip Code)

                                (800) 447-4312
              (Depositor's Telephone Number, including Area Code)

                               -----------------

                              John H. Beers, Esq.
                        PHL Variable Insurance Company
                               One American Row
                                  PO Box 5056
                            Hartford, CT 06102-5056
                    (Name and Address of Agent for Service)

                               -----------------

Approximate Date of Proposed Public Offering: as soon as practicable after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box)

[_] immediately upon filing pursuant to paragraph (b)of Rule 485


[X] on May 1, 2009 pursuant to paragraph (b)of Rule 485


[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_] on ______ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[_] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

Title of Securities Being Registered: Deferred variable annuity contracts
================================================================================

                                    PART A

                          Phoenix Investor's Edge(R)
                       PHL Variable Accumulation Account
          Issued by: PHL Variable Insurance Company ("PHL Variable")


 PROSPECTUS                                                       May 1, 2009

  This prospectus describes a variable and fixed accumulation deferred annuity contract offered to groups and individuals. The contract offers a variety of variable and fixed investment options. You may allocate premium payments and contract value to one or more of the investment options of the PHL Variable Accumulation Account ("Separate Account"), the Market Value Adjusted Guaranteed Interest Account ("MVA") and the Guaranteed Interest Account ("GIA"). The assets of each investment option will be used to purchase, at net asset value, shares of a series in the following designated funds.


 AIM Variable Insurance Funds - Series  The Phoenix Edge Series Fund
 I Shares                               .  Phoenix Capital Growth Series
 .  AIM V.I. Capital Appreciation Fund  .  Phoenix Growth and Income Series
 .  AIM V.I. Core Equity Fund /1/       .  Phoenix Mid-Cap Growth Series
 .  AIM V.I. Mid Cap Core Equity Fund   .  Phoenix Money Market Series
    /1/                                 .  Phoenix Multi-Sector Fixed Income
 The Alger American Fund - Class O         Series
 Shares                                 .  Phoenix Multi-Sector Short Term
 .  Alger American Capital                 Bond Series
    Appreciation Portfolio /1/          .  Phoenix Strategic Allocation Series
 AllianceBernstein Variable Products    .  Phoenix-Aberdeen International
 Series Fund, Inc. - Class B               Series
 .  AllianceBernstein Balanced Wealth   .  Phoenix Small-Cap Growth Series
    Strategy Portfolio                  .  Phoenix-Duff & Phelps Real Estate
 .  AllianceBernstein Wealth               Securities Series
    Appreciation Strategy Portfolio     .  Phoenix Dynamic Asset Allocation
 DWS Investments VIT Funds - Class A       Series: Aggressive Growth
 .  DWS Equity 500 Index VIP            .  Phoenix Dynamic Asset Allocation
 .  DWS Small Cap Index VIP                Series: Growth
 Federated Insurance Series             .  Phoenix Dynamic Asset Allocation
 .  Federated Fund for U.S. Government     Series: Moderate
    Securities II                       .  Phoenix Dynamic Asset Allocation
 .  Federated High Income Bond Fund II     Series: Moderate Growth
    - Primary Shares                    .  Phoenix Mid-Cap Value Series /4/
 Fidelity(R) Variable Insurance         .  Phoenix Small-Cap Value Series /5/
 Products - Service Class               .  Phoenix-Van Kampen Comstock Series
 .  Fidelity VIP Contrafund(R)          .  Phoenix-Van Kampen Equity 500
    Portfolio                              Index Series
 .  Fidelity VIP Growth Opportunities   PIMCO Variable Insurance Trust -
    Portfolio                           Advisor Class
 .  Fidelity VIP Growth Portfolio       .  PIMCO CommodityRealReturn(TM)
 .  Fidelity VIP Investment Grade Bond     Strategy Portfolio
    Portfolio                           .  PIMCO Real Return Portfolio
 Franklin Templeton Variable Insurance  .  PIMCO Total Return Portfolio
 Products Trust - Class 2               The Rydex Variable Trust
 .  Franklin Flex Cap Growth            .  Rydex Variable Trust Inverse
    Securities Fund                        Government Long Bond Strategy Fund
 .  Franklin Income Securities Fund        /1/
 .  Mutual Shares Securities Fund       .  Rydex Variable Trust Nova Fund /1/
 .  Templeton Developing Markets        .  Rydex Variable Trust Sector
    Securities Fund                        Rotation Fund /1/
 .  Templeton Foreign Securities Fund   Sentinel Variable Products Trust
 .  Templeton Global Asset Allocation   .  Sentinel VPT Balanced Fund
    Fund /2/                            .  Sentinel VPT Bond Fund
 .  Templeton Growth Securities Fund    .  Sentinel VPT Common Stock Fund
 Lazard Retirement Series - Service     .  Sentinel VPT Mid Cap Growth Fund
 Shares                                 .  Sentinel VPT Small Company Fund
 .  Lazard Retirement U.S. Small Cap    Summit Mutual Funds, Inc. - Summit
    Equity Portfolio /1,3/              Pinnacle Series
 Lord Abbett Series Fund, Inc. - Class  .  Summit S&P MidCap 400 Index
 VC                                        Portfolio
 .  Lord Abbett Bond-Debenture          The Universal Institutional Funds,
    Portfolio                           Inc. - Class II Shares
 .  Lord Abbett Growth and Income       .  Van Kampen UIF Equity and Income
    Portfolio                              Portfolio
 .  Lord Abbett Mid-Cap Value Portfolio Wanger Advisors Trust
 Neuberger Berman Advisers Management   .  Wanger International Select
 Trust - Class S                        .  Wanger International
 .  Neuberger Berman AMT Small Cap      .  Wanger Select
    Growth Portfolio                    .  Wanger USA
 .  Neuberger Berman AMT Guardian
    Portfolio
 Oppenheimer Variable Account Funds -
 Service Shares
 .  Oppenheimer Capital Appreciation
    Fund/VA
 .  Oppenheimer Global Securities
    Fund/VA
 .  Oppenheimer Main Street Small Cap
    Fund/VA


  /1/Closed to new investment on May 1, 2006. /2/Closed to new investment on October 29, 2001. /3/Effective June 1, 2009, to be known as Lazard Retirement
   U.S. Small-Mid Cap Equity Portfolio. /4/Formerly known as Phoenix-Sanford Bernstein Mid-Cap Value Series. /5/Formerly known as Phoenix-Sanford Bernstein
      Small-Cap Value Series. See Appendix A for additional information.
  The contract is not a deposit of any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The contract may go down in value. Replacing any existing contract with this contract may not be to your advantage. You should carefully compare this contract with your existing one and you must also determine if the replacement will result in any tax liability.

  The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

  Purchasing a variable annuity or Individual Retirement Account/Annuity ("IRA") within a qualified plan does not provide any additional tax benefit. Variable annuities should not be sold in qualified plans or IRAs for the tax-deferral feature alone, but when other benefits, such as lifetime income payments and death benefit protection support the recommendation.
  This prospectus provides information that you should know before investing. Keep this prospectus for future reference. A Statement of Additional Information ("SAI") dated May 1, 2009, is incorporated by reference and has been filed with the SEC and is available free of charge by contacting us at the address or phone number listed below. The SAI's table of contents is available on the last page of this prospectus. If you have any questions, please contact:

     [GRAPHIC]                                [GRAPHIC]

               PHL Variable Insurance Company           Tel. 800/541-0171
               Annuity Operations Division
               PO Box 8027
               Boston, MA 02266-8027

                               TABLE OF CONTENTS



Heading                                          Page
-----------------------------------------------    --

Glossary of Special Terms.......................    3
Summary of Expenses.............................    4
Contract Summary................................    8
Financial Highlights............................   11
Financial Statements............................   11
Performance History.............................   11
The Variable Accumulation Annuity...............   12
PHL Variable and the Separate Account...........   12
The Variable Investment Options.................   13
GIA.............................................   14
MVA.............................................   14
Deductions and Charges..........................   15
  Annual Administrative Charge..................   15
  Daily Administrative Fee......................   15
  Market Value Adjustment.......................   15
  Guaranteed Minimum Accumulation Benefit
   (Phoenix Principal Protector) Fee............   16
  Guaranteed Minimum Income Benefit Rider
   (Phoenix Income Protector) Fee...............   17
  Guaranteed Minimum Withdrawal Benefit
   (Phoenix Flexible Withdrawal Protector) Fee..   17
  Combination Guaranteed Minimum Accumulation
   Benefit/Guaranteed Minimum Withdrawal
   Benefit (Phoenix Retirement Protector) Fee...   18
  Mortality and Expense Risk Fee................   19
  Surrender Charges.............................   19
  Tax...........................................   20
  Transfer Charge...............................   20
  Reduced Fees, Credits and Excess Interest for
   Eligible Groups..............................   20
  Other Charges.................................   20
The Accumulation Period.........................   21
  Accumulation Units............................   21
  Accumulation Unit Values......................   21
  Purchase of Contracts.........................   21
  Additional Programs...........................   22
  Optional Benefits.............................   27
  Surrender of Contract and Withdrawals.........   58
  Contract Termination..........................   58
  Payment Upon Death Before Maturity Date.......   58


Heading                                          Page

Internet, Interactive Voice Response and
  Telephone Transfers...........................   60
Market Timing and Other Disruptive Trading......   61
The Annuity Period..............................   62
  Annuity Payments..............................   62
  Annuity Payment Options.......................   63
  Payment Upon Death After Maturity Date........   65
Variable Account Valuation Procedures...........   65
  Valuation Date................................   65
  Valuation Period..............................   65
  Accumulation Unit Value.......................   65
  Net Investment Factor.........................   65
Miscellaneous Provisions........................   65
  Assignment....................................   65
  Payment Deferral..............................   65
  Free Look Period..............................   66
  Amendments to Contracts.......................   66
  Substitution of Fund Shares...................   66
  Ownership of the Contract.....................   66
  Inherited/Stretch Annuity Feature.............   66
Federal Income Taxes............................   67
  Introduction..................................   67
  Income Tax Status.............................   68
  Taxation of Annuities in
   General--Nonqualified Plans..................   68
  Additional Considerations.....................   69
  Diversification Standards.....................   70
  Owner Control.................................   70
  Taxation of Annuities in General--Qualified
   Plans........................................   70
Sales of Variable Accumulation Contracts........   74
Servicing Agent.................................   75
State Regulation................................   75
Reports.........................................   75
Voting Rights...................................   76
The Phoenix Companies, Inc. - Legal Proceedings
  about Company Subsidiaries....................   76
SAI Table of Contents...........................   76
APPENDIX A--Investment Options..................  A-1
APPENDIX B--Deductions for Taxes................  B-1
APPENDIX C--Financial Highlights................  C-1

Glossary of Special Terms
--------------------------------------------------------------------------------


Most of the terms used throughout this prospectus are described within the text where they appear. Certain terms marked by italics when they first appear are defined below.

Account Value: The value of all assets held in the Separate Account.

Accumulation Unit: A standard of measurement for each investment option used to determine the value of a contract and the interest in the investment options prior to the maturity date and amounts held under Annuity Payment Option L.

Accumulation Unit Value: The value of one accumulation unit was set at $1.00 on the date assets were first allocated to each investment option. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period just ended.

Annuitant(s)/Joint Annuitant: There may be one or two annuitants. One is the primary annuitant and the other is considered to be the joint annuitant. Prior to the maturity date, the annuitants may be changed. However, there may be tax consequences.

Annuity Payment Option: The provisions under which we make a series of annuity payments to the annuitant or other payee, such as Life Annuity with Ten Years Certain. See "Annuity Payment Options."

Annuity Unit: A standard of measurement used in determining the amount of each periodic payment under the variable Annuity Payment Options I, J, K, M and N. The number of annuity units in each investment option with assets under the chosen option is equal to the portion of the first payment provided by that investment option divided by the annuity unit value for that investment option on the first payment calculation date.

Annuity Unit Value: On the first valuation date selected by us, we set all annuity unit values in each investment option of the Separate Account at $1.00. The annuity unit value on any subsequent valuation date is equal to the annuity unit value of the investment option on the immediately preceding valuation date multiplied by the net investment factor for that investment option for the valuation period divided by 1.00 plus the rate of interest for the number of days in the valuation period based on the assumed investment rate.

Claim Date: The valuation date following receipt of a certified copy of the death certificate at our Annuity Operations Division.

Contract Date: The date that the initial premium payment is invested under a contract.

Contract Owner (owner, you, your): Usually the person or entity to whom we issue the contract.

Contract Value: Prior to the maturity date, the sum of all accumulation units held in the investment options of the Separate Account and the value held in the GIA and/or MVA. For Tax-sheltered Annuity plans (as described in Internal Revenue Code (IRC) Section 403(b)) with loans, the contract value is the sum of all accumulation units held in the investment options of the Separate Account and the value held in the GIA and/or MVA plus the value held in the Loan Security Account, and less any Loan Debt.

Death Benefit Options: The selected death benefit option determines the method of death benefit calculation upon death of the owner or if there is more than one owner, on the earliest death of any of the owners.

Fixed Payment Annuity: An annuity providing payments with a fixed dollar amount after the first payment is made.

Inherited/Stretch Annuity: A post-death distribution option that provides an extended payout option for the beneficiary of a deceased Owner's Contract.

MVA: An account that pays interest at a guaranteed rate if amounts allocated to the Separate account are held to the end of the guarantee period. If amounts are withdrawn, transferred or applied to an annuity payment option before the end of the guarantee period we will make a market adjustment to the value of that account. Assets allocated to the MVA are not part of the assets allocated to the Separate Account or the general account of PHL Variable but are held in the Market Value Interest Adjusted Account established by PHL Variable. The MVA is described in a separate prospectus.

Maturity Date: The date elected by the owner as to when annuity payments will begin. The maturity date will not be any earlier than the first contract anniversary and no later than the annuitant's 95/th/ birthday or ten years from the contract date, unless we agree otherwise. The election is subject to certain conditions described in "The Annuity Period." If more than one annuitant, the primary annuitant's age will be used to determine that maturity date.

Minimum Guaranteed Interest Rate: The minimum interest rate credited to amounts held in the GIA. This rate will never be less than the statutory required minimum interest rate under applicable state insurance law.

Minimum Initial Payment: The amount that you pay when you purchase a contract. We require minimum initial premium payments of:

..  Nonqualified plans--$10,000
..  Bank draft program--$50

..  IRA/Qualified plans--$2,000


Net Asset Value: Net asset value of a series' shares is computed by dividing the value of the net assets of the series by the total number of series outstanding shares.


Spouse: Federal law defines "spouse" under the Defense of Marriage Act (DOMA), as a man or a woman legally joined. Neither individuals married under State or foreign laws that permit a marriage between two men or two women nor individuals participating in a civil union or other like status are spouses for any federal purposes, including provisions of the Internal Revenue Code relevant to this Contract.


Valuation Date: A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and PHL Variable is open for business.

PHL Variable (our, us, we, company): PHL Variable Insurance Company.

Summary of Expenses
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when owning and surrendering the contract. There are no additional fees, other than the contract fees set forth below, charged at the time you purchase this contract.


CONTRACT OWNER TRANSACTION EXPENSES

  Deferred Surrender Charge (as a percentage
  of amount surrendered):
     Complete Premium Payment Years 0..........      For contracts issued prior to May 1, 2008 and for all contracts issued in states where the deferred surrender charge below is
                                                8%   not yet available, this table describes the fees and expenses that
     Complete Premium Payment Years 1.......... 7%   you will pay upon surrender of the contract or when you
     Complete Premium Payment Years 2.......... 6%   transfer contract value between the investment options. State
     Complete Premium Payment Years 3+......... None premium taxes ranging from 0.00% to 3.50%, depending on the state may also be deducted./2/
     Complete Premium Payment Years 0.......... 8%   For contracts issued on and after May 1, 2008, subject to
     Complete Premium Payment Years 1.......... 7%   state approval, this table describes the fees and expenses
     Complete Premium Payment Years 2.......... 7%   that you will pay upon surrender of the contract or when
     Complete Premium Payment Years 3.......... 6%   you transfer contract value between the investment options.
     Complete Premium Payment Years 4+......... None State premium taxes ranging from 0.00% to 3.50%, depending on the state may also be deducted./2/
  Transfer Charge/1/
     Maximum................................... $20
     Current................................... None

/1/ We reserve the right to impose a transfer charge of up to $20 per transfer after the first 12 transfers in each contract year. See "Transfer Charge." /2/ The amount of state premium tax, if any, will vary from state to state. See
    Appendix B to this prospectus for a list of states that assess a tax and their tax rates. We will reimburse ourselves only upon remittance to the applicable state.


ANNUAL ADMINISTRATIVE CHARGE/(1)/
  Maximum......................................      $35
  Current......................................      $35
MAXIMUM ANNUAL SEPARATE ACCOUNT EXPENSES (as a
percentage of average Account Value)

  Death Benefit Option 1 - Return of Premium             This table describes the fees and expenses that you will pay
  Mortality and Expense Risk Fee............... 1.53%/3/ during the time you own the contract, not including annual
  Daily Administrative Fee.....................  .13%/3/ fund fees and expenses.
  Total Annual Separate Account Expenses.......    1.65%

  Death Benefit Option 2 - Annual Step-up
  Mortality and Expense Risk Fee............... 1.68%/3/
  Daily Administrative Fee.....................  .13%/3/
  Total Annual Separate Account Expenses.......    1.80%

  Death Benefit Option 3 - Relief Amount /2/
  Mortality and Expense Risk Fee............... 1.83%/3/
  Daily Administrative Fee.....................  .13%/3/
  Total Annual Separate Account Expenses.......    1.95%

/1/ This charge is deducted annually on the contract anniversary, on a pro rata basis from each investment option in which you have an interest. See "Deductions and Charges."
/2/ This death benefit option is subject to state approval. See "Payment Upon
    Death After Maturity." Additionally, this death benefit option was not available after May 1, 2007.
/3/ The actual fee charged is 0.005% lower than the charge shown.

                             Optional Benefit Fees


This table describes the maximum fees and expenses that you will pay periodically during the time that you own the contract if you elect an optional benefit (excluding annual fund fees and expenses). These fees are charged in addition to the applicable charges shown in the preceding table in this Summary of Expenses.

 Only one of the following Optional Benefits can be elected. Consult with your financial advisor as to which Optional Benefit may fit your particular needs.If you select any optional benefit other than the Phoenix Income Protector, you must allocate all premium and contract value to an approved asset allocation program.



GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB") FEE/1/
PHOENIX PRINCIPAL PROTECTOR

(as a percentage of the greater of the Guaranteed Amount/4/ or Contract Value)
       Maximum......................................... 1.00%


                       GUARANTEED MINIMUM INCOME BENEFIT (GMIB) FEE/2 /
                                   PHOENIX INCOME PROTECTOR
                           (Not available beginning March 9, 2009)

(as a percentage of the greater of the Guaranteed Annuitization Value or Contract Value)
       Maximum........................................................................... 1.00%


                 GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) RIDER FEE/4,5/
                          PHOENIX FLEXIBLE WITHDRAWAL PROTECTOR/SM/
                     Available August 18, 2008 subject to state approval
                                 Fees effective March 9, 2009

 Fees are expressed as a percentage of the greater of the Benefit Base/6/ and Contract Value
                                                         Single Life Option Spousal Life Option
Maximum fee without Extended Care Enhancement...........              2.50%               2.50%
Maximum additional fee to add Extended Care Enhancement.              0.50%               0.50%


GUARANTEED MINIMUM WITHDRAWAL BENEFIT 2007 (GMWB 2007) FEE/3/
Prior to availability of Phoenix Flexible Withdrawal Protector in your applicable state

(as a percentage of the Greater of the Benefit Base/6/ and Contract Value)

Single Life Option                    Spousal Life Option
Maximum.................. 1.50%       Maximum................ 1.50%


                GMWB Fee Version I Prior to January 16, 2007/3/

 (as a percentage of the greater of the Benefit Amount/4/ and Contract Value)

GMWB 5 - 5% Withdrawal Limit          Lifetime GMWB - 5% Withdrawal Limit
Maximum...................... 1.00%   Maximum................................ 1.00%
GMWB 7 - 7% Withdrawal Limit          Lifetime GMWB for 2 - Spousal Continuation - 5%
                                      Withdrawal Limit
Maximum...................... 1.00%   Maximum................................ 1.00%


                           FLEXIBLE COMBINATION BENEFIT (GMAB/GMWB) RIDER FEE/4,5/
                                       PHOENIX RETIREMENT PROTECTOR/SM/
                             Available August 18, 2008 subject to state approval
                                         Fees effective March 9, 2009

Fees are expressed as a percentage of the greatest of the GMWB Benefit Base/6/, GMAB Benefit Base/6/ and Contract Value
                                                                            Single Life Option    Spousal Life Option
Maximum fee without optional Guaranteed Minimum Death Benefit..............              2.75%                  2.75%
Maximum additional fee to add optional Guaranteed Minimum Death Benefit....              0.50%                  0.50%


/1/ The Phoenix Principal Protector fee is deducted annually on the contract anniversary, only if the benefit is selected. The current fee percentage is locked in at the time you elect the benefit. See "Optional Benefits" and "Important Information on Current Fees for Optional Benefit Riders."
/2/ The Phoenix Income Protector fee is deducted annually on the contract anniversary only if the benefit is selected. The current fee percentage is locked in at the time you elect the benefit. See "Optional Benefits" and "Important Information on Current Fees for Optional Benefit Riders."
/3/ The Guaranteed Minimum Withdrawal Benefit 2007 fee is deducted annually on the contract anniversary only if the benefit is elected. The fee will vary depending on which Version and option within a Version you elected. After January 15, 2007 and before Phoenix Flexible Withdrawal Protector became available in your applicable state only GMWB 2007 was available. For GMWB 2007, the then current fee applied at the time you elected the benefit. The fee percentage may be subject to increases after election, but will not exceed the maximum charge shown above. For Version I the current fee percentage was locked in at the time you elected the benefit. The fee charged at the time you elect the Optional Reset may be higher or lower than when you first elected Version I. The fee, however, will not exceed the maximum charge shown above. See "Optional Benefits" and "Important Information on Current Fees for Optional Benefit Riders."
/4/ See "Important Information on Current Fees for Optional Benefit Riders" for information on current fees. We may change the current fees. If your Benefit Base "steps-up" as provided by the rider, the current fee in effect at the time of the step-up will be applicable to your contract. See "Optional Benefits", "Phoenix Flexible Withdrawal Protector", and "Phoenix Retirement Protector" for descriptions of the rider-specific step-up features, the impact of a step-up on your rider fee, and how you may decline an automatic step-up.
/5/ The maximum fee shown in this table is the highest fee for this rider. A different fee applies to various asset allocation options. If you choose this rider, you must allocate all premium and contract value to an approved asset allocation program. If you transfer from one asset allocation program or option to another during a rider year, the fee percentage you will pay for the rider will be the highest applicable rider fee associated with the various asset allocation programs in which your contract value was invested during that rider year. The rider fee is deducted on each contract anniversary when the rider is in effect for your contract and is generally deducted on a pro rata basis from each investment option and, if allocation to the GIA and MVA is then permitted, the GIA and the MVA in which the contract has value. Upon contract surrender or rider termination, we will deduct a portion of the annual rider fee for the portion of the contract year elapsed from the surrender proceeds or the contract value, respectively.
/6/ The Benefit Base for Phoenix Flexible Withdrawal Protector and GMWB 2007, and the GMAB Benefit Base and the GMWB Benefit Base under the Phoenix Retirement Protector rider are amounts we calculate solely to determine the value of the benefit(s) provided by the rider and unlike the Contract Value, are not available for withdrawals or surrenders. These amounts are affected by various factors including withdrawals and premium payments. See the description of these riders in "Optional Benefits" for information about how each Benefit Base is calculated and used.



The table below shows the minimum and maximum fees and expenses as a percentage of daily net assets, for the year ended December 31, 2008, charged by the funds that you may pay indirectly during the time that you own the contract. More detail concerning each of the fund's fees and expenses is contained in the prospectus for each fund. Total Annual Fund Operating Expenses are deducted from a fund's assets and include management fees, distribution fees, distribution and/or 12b-1 fees, and other expenses.



         TOTAL ANNUAL FUND OPERATING EXPENSES
                                          Minimum Maximum
                                          ------- -------
  Gross Annual Fund Operating Expenses...  0.33%   4.12%
  Net Annual Fund Operating Expenses/1/..  0.33%   4.12%


/1/ Phoenix Variable Advisors, Inc, advisor to the Phoenix Edge Series Fund, and other advisors and/or other service providers to the funds have contractually agreed to reduce the management fees or reimburse certain fees and expenses for certain funds. The Gross Annual Fund Operating Expenses shown in the first row of the table do not reflect the effect of any fee reductions or reimbursements. The Net Annual Fund Operating Expenses shown in the second row reflects the effect of fee reductions and waiver arrangements that are contractually in effect at least through April 30, 2010. There can be no assurance that any contractual arrangement will extend beyond its current terms and you should know that these arrangements may exclude certain extraordinary expenses. See each fund's prospectus for details about the annual operating expenses of that fund and any waiver or reimbursement arrangements that may be in effect.

EXPENSE EXAMPLES




These examples will help you compare the cost of investing in the contract if you elect the Phoenix Retirement Protector Rider with the optional Guaranteed Minimum Death Benefit or, in the case of the examples for Death Benefit Option 3, if you elected the GMWB 2007 when it was available. These examples reflect the maximum charges under the contract.

The examples for Death Benefit Options 1 and 2 include the maximum fee of 3.25% for the Phoenix Retirement Protector Rider with the optional Guaranteed Minimum Death Benefit. Death Benefit Option 3 was not offered as of May 1, 2007. The Examples for Death Benefit Option 3 reflect the maximum fee for the GMWB 2007 which was the highest charge for an optional benefit during the time Death Benefit Option 3 was available. These examples assume that optional benefit charges are assessed as a percentage of Contract Value.

If you surrender your contract prior to the Maturity Date, or after the Maturity Date under Variable Annuity Payment Options K or L your maximum costs at the end of the applicable time period would be:



                        Death Benefit Option 1
                        ----------------------

                        1 Year  3 Years 5 Years 10 Years
                        --------------------------------
                        $1,576  $3,107  $4,084   $7,408

                        Death Benefit Option 2
                        ----------------------

                        1 Year  3 Years 5 Years 10 Years
                        --------------------------------
                        $1,589  $3,141  $4,136   $7,476

                        Death Benefit Option 3/1/
                        -------------------------

                        1 Year  3 Years 5 Years 10 Years
                        --------------------------------
                        $1,602  $3,175  $4,188   $7,543



If you do not surrender or annuitize your contract at the end of the applicable time period, your maximum costs would be:



                        Death Benefit Option 1
                        ----------------------

                        1 Year  3 Years 5 Years 10 Years
                        --------------------------------
                        $885    $2,551  $4,084   $7,408

                        Death Benefit Option 2
                        ----------------------

                        1 Year  3 Years 5 Years 10 Years
                        --------------------------------
                        $899    $2,587  $4,136   $7,476

                        Death Benefit Option 3/1/
                        -------------------------

                        1 Year  3 Years 5 Years 10 Years
                        --------------------------------
                        $913    $2,623  $4,188   $7,543




These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, maximum annual administrative charges, maximum transfer charges, maximum contract fees, maximum of all applicable riders and benefit fees, separate account annual expenses and the maximum annual fund operating expenses that were charged for the year ended 12/31/08.

The examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the fund and that you have allocated all of your contract value to the fund with the maximum fees and expenses. Although your actual costs may be higher or lower based on these assumptions, your costs are shown in the table to the left.

Contract Summary
--------------------------------------------------------------------------------


  This prospectus contains information about all of the material rights and features of the annuity contract that you should understand before investing. This summary describes the general provisions of the annuity contract.


Overview

  The contract is designed to give you maximum flexibility in obtaining your investment goals. It is intended for those seeking income and long-term tax-deferred accumulation of assets to provide income for retirement or other purposes. Those considering the contract for other purposes should consult with their tax advisors. Participants in qualified plans should know that this contract does not provide tax deferral benefits beyond those already provided by the qualified plan, and should not consider purchasing the contract for its tax treatment, but for its investment and annuity benefits. For more information, see "Purchase of Contracts."

  The contract offers a combination of variable and fixed investment options. Investments in the variable options provide results that vary and depend upon the performance of the underlying funds. The owner assumes the risk of gain or loss according to the performance of the underlying funds. Investments in the GIA or MVA provide guaranteed interest earnings subject to certain conditions. There is no guarantee that the contract value will equal or exceed payments made under the contract at maturity date. For more information, see "The Variable Investment Options," "GIA" and "MVA."

  You select a death benefit option suitable to your financial objectives. The Death Benefit Options differ in the manner in which the death benefit and the amount of the mortality and expense risk fee are calculated. Age restrictions may apply to each death benefit option. For more information, see "The Accumulation Period--Payment Upon Death Before the Maturity Date" and "Taxation of Annuities in General--Nonqualified Plans" and "Taxation of Annuities in General--Qualified Plans." Although investment performance is not guaranteed in a variable annuity, each Optional Living Benefit rider available with this annuity provides a type of guarantee but only if you meet certain conditions. You should read the section entitled "Optional Benefits" carefully if you think you maybe interested in one of the Optional Benefit riders. When choosing any Optional Living Benefit rider for your annuity, it is important to understand if your long-term need for a guarantee pertains to accumulation, income, future withdrawals, or a combination thereof to ensure the Optional Living Benefit you choose suits your financial long term needs. You should know that all guarantees are based on the claims paying ability of the issuing company. When purchasing any annuity with a guaranteed benefit, you should not only consider the additional costs of the living benefit but compare the total cost of the annuity to determine if the annuity suits your needs.

Optional Guaranteed Benefits
You may elect one of the following optional benefits with the contract:
..  a Guaranteed Minimum Accumulation Benefit (GMAB) (called Phoenix Principal
   Protector),

..  a Guaranteed Minimum Income Benefit (GMIB) (called Phoenix Income Protector.
   The Phoenix Income Protector is not available beginning March 9, 2009), or

..  a Guaranteed Minimum Withdrawal Benefit (GMWB), (called Phoenix Flexible
   Withdrawal Protector/SM/,) plus, for an additional fee, an optional Extended Care Enhancement, or

..  a Flexible Combination Benefit providing a GMWB and GMAB, (called Phoenix
   Retirement Protector/SM/,) plus, for an additional fee, an optional guaranteed minimum death benefit.

  We call these benefits "Optional Guaranteed Benefits" or "Optional Benefits." These benefits are provided by rider and have separate fees. The guarantees provided by the Optional Benefits in excess of your Contract Value are based on the claims-paying ability of PHL Variable. If you elect an Optional Guaranteed Benefit, you must allocate all premium and contract value to an asset allocation program approved by us for use with these riders (except when you elect Phoenix Income Protector). Taking contract withdrawals during the effective dates of these riders may reduce their benefits. For more information, see "Deductions and Charges", "Additional Programs" and "Optional Benefits".


Suitability
  Annuities are designed for long-term financial planning and are not designed for short-term investment strategies. You should make sure you understand all the options for payment and how long you must wait before annuity payments begin. Additionally, while an annuity offers the potential for appreciation, fees, charges, and poor investment performance can negatively affect the value of your annuity. You bear the investment risk, whether a gain or loss, for any contract value allocated to the Separate Account.


  Annuities that are offered to fund a qualified plan or an IRA, do not provide any additional tax deferred advantages. If your only or main investment objective is tax deferral, an annuity product may be more expensive than other products that provide tax deferred benefits.


Replacements
  Replacing any existing contract with this contract may not be to your advantage. You should talk with your registered representative before you replace your variable annuity contract. You should carefully compare the risks, charges, and benefits of your existing contract to the replacement policy to determine if replacing your existing contract benefits you. Additionally, replacing your contract could result in adverse tax consequences so you should also consult with your tax professional. You should know that once you have replaced your variable annuity contract, you generally cannot reinstate it unless the insurer is required to reinstate the previous contract under state law. This is true even if you choose not to accept your new variable annuity contract during your "free look" period.

Conflicts of Interest
  Broker-dealers and registered representatives often sell products issued by several different and unaffiliated insurance companies and the amount of compensation payable may vary significantly. Additionally, compensation paid to a broker-dealer or registered representative will also vary between products issued by the same insurance company, including additional compensation payable as part of certain service arrangements. A broker-dealer and its registered representatives may have an incentive to promote or sell one product over another depending on these differences in the compensation, potentially resulting in the sale of a product that may not be the best product to suit your needs. You should talk to your registered representative if you have questions about potential conflicts of interest that may be created by varying compensation plans. You can find more information about the types of compensation arrangements we offer in the "Sales of Variable Accumulation Contracts" section of this prospectus.

Investment Features

Flexible Premium Payments
.. Other than the Minimum Initial Payment, there are no required premium payments.

..  You may make premium payments anytime until the maturity date.

..  You can vary the amount and frequency of your premium payments.

Minimum Premium Payment
.. Generally, the minimum initial premium payment is $2,000 for a qualified plan and $10,000 for nonqualified plans. For more information, see "Purchase of Contracts."

Allocation of Premiums and Contract Value
.. Premium payments are invested in one or more of the investment options, GIA and the MVA. Each investment option invests directly in a professionally managed fund. The GIA is not available in Massachusetts. The MVA is not available for investment after the Maturity Date. The MVA is not available in Florida, Maryland, New Jersey, Oregon, Pennsylvania, Texas and Washington.

.. Prior to the Maturity Date, you may elect to transfer all or any part of the Contract Value among one or more investment options or the GIA, subject to the limitations established for the GIA and the restrictions related to disruptive trading and market timing. After the Maturity Date under variable annuity payment options, you may elect to transfer all or any part of the Contract Value among one or more investment options. For more information, refer to "GIA," "Internet, Interactive Voice Response and Telephone Transfers," and "Market Timing and Other Disruptive Trading."

.. Transfers between the investment options and from the investment options into the MVA are subject to disruptive trading and market timing restrictions. For more information, see "Market Timing and Other Disruptive Trading." Transfers from the MVA may be subject to market value adjustments and are subject to certain rules. For more information see "MVA" and the MVA prospectus.

.. The contract value allocated to the investment options varies with the investment performance of the funds and is not guaranteed.

.. The contract value allocated to the GIA will depend on deductions taken from the GIA and interest accumulated at rates we set. For contracts issued prior to March 31, 2003, the minimum guaranteed interest rate is equal to 3%. For contracts issued on or after March 31, 2003, and subject to state insurance department approval, the minimum guaranteed interest rate will equal the statutory required minimum interest rate under applicable state insurance law where the contract is delivered (generally between 1% and 3%).

.. For contracts issued on or after March 31, 2003, payments and transfers to the GIA are subject to a maximum GIA percentage. The maximum GIA percentage is the maximum amount of a premium payment or total contract value that can be allocated to the GIA. The maximum amount is expressed as a percentage and that percentage will never be less than 5%. The percentage for your contract is shown on the contract specifications page.

..  Withdrawals from the GIA are subject to a 4-year withdrawal schedule.


..  You may participate in one of the asset allocation programs we offer.
   Participation in a program is optional, unless you elect an Optional Guaranteed Benefit (other than the Phoenix Income Protector). If you elect an Optional Guaranteed Benefit (other than the Phoenix Income Protector) you must allocate all premium payments and Contract Value to one of the programs approved for use with those benefits. We may offer other programs in the future however, whether those programs will be made available to both current and prospective contract owners will be determined at the sole discretion of the Company. For more information about the programs, refer to "Asset Allocation and Strategic Programs" below.


Withdrawals
.. You may partially or fully surrender the contract anytime for its contract value less any applicable surrender charge and premium tax.

.. Each year you may withdraw part of your contract value free of any surrender charges. In the first contract year, you may withdraw up to 10% of the contract value at the time of the first withdrawal without surrender charges. In subsequent years, the free withdrawal amount is 10% of the contract value as of the end of the previous contract year. For more information, see "Deductions and Charges--Surrender Charges."

.. Withdrawals may be subject to income tax on any gain plus a 10% penalty tax if the policyholder is under age 59 1/2. For more information, see "Federal Income Taxes."

..  Withdrawals may negatively impact guarantees provided by certain Optional
   Living Benefit riders if certain conditions are not met. Please see the section entitled "Optional Benefits" for further details.


Deductions and Charges

From the Contract Value
.. Annual Administrative Charge--currently, $35 each year. For more information, see "Deductions and Charges."


.. Guaranteed Minimum Accumulation Benefit (Phoenix Principal Protector) fee--the current fee percentage shown on your rider specifications page multiplied by the greater of the guaranteed amount and the contract value on the date the fee is deducted. For more information, see "Deductions and Charges" and "Important Information on Current Fees for Optional Benefit Riders" below.

.. Guaranteed Minimum Income Benefit Rider (Phoenix Income Protector) fee--the current fee percentage shown on your rider specifications page multiplied by the greater of the guaranteed annuitization value and the contract value on the date the fee is deducted. For more information, see "Deductions and Charges" and "Important Information on Current Fees for Optional Benefit Riders" below.

..  Guaranteed Minimum Withdrawal Benefit (Phoenix Flexible Withdrawal
   Protector) fee--the fee equals a stated percentage multiplied by the greater of the Benefit Base and the Contract Value. The fee for this rider depends on whether you choose the single life option or the joint life option, and which asset allocation model you have chosen for allocation of your premium payments and Contract Values. Additionally, if you choose the Extended Care Enhancement for your rider, we assess a charge for that feature. The maximum fees are shown in the table of "Optional Benefit Fees". The fee for your rider may change if you change asset allocation models or if you do not decline an automatic step-up provided by the rider. If you change asset allocation programs during a contract year and the rider fees related to the use of those programs are different, you will pay the highest rider fee associated with the various asset allocation programs in which your Contract Value was invested during that contract year. Also, you will pay the current rider fee then in effect beginning on the date of any automatic step-up of the Benefit Base. For more information see "Important Information on Current Fees for Optional Benefit Riders." See "Optional Benefits" for additional information about the impact of an automatic step-up on your rider and your ability to decline a step-up.

.. GMWB 2007 fee. The fee percentage varies depending upon when you elected the Benefit and which Version, and option within a version you elected.

  For GMWB 2007 (issued on or after January 16, 2007 and prior to the availability of Phoenix Flexible Withdrawal Protector in your applicable state), the fee is equal to a stated percentage multiplied by the greater of the Benefit Base and Contract Value on the date that the fee is deducted. The maximum fee percentages are shown in the table of "Optional Benefit Fees."



  We may increase the rider fee percentage, but it will not exceed the maximum rider fee percentage shown in the table of "Optional Benefit Fees." For more information see "Important Information on Current Fees for Optional Benefit Riders."

  Version I (issued prior to January 16, 2007)--the fee percentage will vary depending on which one of the four available GMWB versions you elected. The fee is equal to a stated percentage multiplied by the greater of Benefit Amount and Contract Value on the date the fee is deducted. The maximum fee percentages are shown in the table of "Optional Benefit Fees."



  For more information, see "Deductions and Charges" and "Important Information on Current Fees for Optional Benefit Riders." below.

..  Combination Guaranteed Minimum Accumulation Benefit/Guaranteed Minimum
   Withdrawal Benefit (Phoenix Retirement Protector) fee--the fee equals a stated percentage multiplied by the greatest of the GMWB Benefit Base, the GMAB Benefit Base, and the Contract Value. The fee for this rider depends on whether you choose the single life option or the joint life option, and which asset allocation model you have chosen for allocation of your premium payments and Contract Values. Additionally, if you choose the Guaranteed Minimum Death Benefit option for your rider, we assess a charge for that feature. The maximum fees are shown in the table of "Optional Benefit Fees". The fee for your rider may change if you change asset allocation models. If you change asset allocation programs during a contract year and the rider fees related to the use of those programs are different, you will pay the highest rider fee associated with the various asset allocation programs in which your Contract Value was invested during that contract year. Also, you will pay the current rider fee then in effect beginning on the date of an automatic step-up of the GMWB Benefit Base or elective step-up of the GMAB Benefit Base as provided by the rider. For more information see "Important Information on Current Fees for Optional Benefit Riders." See "Optional Benefits" for additional information about the impact of an automatic or elective step-up on your rider and your ability to decline an automatic step-up.


.. Market Value Adjustment--any withdrawal from the MVA is subject to a market value adjustment and is taken from the withdrawal amount. For more information, see "MVA."

.. Surrender Charges--may occur when you surrender your contract or request a withdrawal if the assets have not been held under the contract for a specified period of time. If we impose a surrender charge, it is deducted from amounts withdrawn. The surrender charge is designed to recover the expense of distributing contracts that are terminated before distribution expenses have been recouped from revenue generated by these contracts. No surrender charges are taken upon the death of the owner before the maturity date. A declining surrender charge is assessed on withdrawals in excess of the free withdrawal amount, based on the date the premium payments are deposited:

Contracts issued prior to May 1, 2008 and for all contracts issued in states where the deferred surrender charge below is not yet available:

                -----------------------------------------------
                Percent                         8%  7%  6%  0%
                -----------------------------------------------
                Complete Premium Payment Years  0   1   2   3+
                -----------------------------------------------

Contracts issued on and after May 1, 2008, subject to state approval:

              ---------------------------------------------------
              Percent                         8%  7%  7%  6%  0%
              ---------------------------------------------------
              Complete Premium Payment Years  0   1   2   3   4+
              ---------------------------------------------------

.. Taxes--from the contract value upon premium payment or commencement of annuity payments.

  . PHL Variable will reimburse itself for such taxes upon the remittance to the applicable state.

.. Transfer Charge--currently, there is no transfer charge; however, we reserve the right to charge up to $20 per transfer after the first 12 transfers each contract year. For more information, see "Deductions and Charges."

From the Separate Account
.. Daily administrative fee--currently, 0.125% annually. For more information, see "Deductions and Charges."

.. Mortality and expense risk fee--varies based on the death benefit option selected. For more information, see "Deductions and Charges."

Other Charges or Deductions
  In addition, certain charges are deducted from the assets of the funds for investment management services. For more information, see the fund prospectuses.

Death Benefit
  The death benefit is calculated differently for each death benefit option and the amount varies based on the option selected.

Death Benefit Options
  The contract currently offers two death benefit options, However, prior to May 1, 2007, three death benefit options were offered. At purchase, you select a death benefit option that best meets your financial needs. Each death benefit option varies in the method of death benefit calculation, the amount of the mortality and expense risk fee. Age restrictions apply to certain death benefit options.

  For more information, see "The Accumulation Period--Payment Upon Death Before Maturity Date."

Additional Information

Free Look Period

  You have the right to review and return the contract. If for any reason you are not satisfied, you may return it within 10 days (or later, if applicable law requires) after you receive it and cancel the contract. You will receive in cash the contract value plus any charges made under the contract as of the date of cancellation. However, if applicable state law requires a return of premium payments, we will return the greater of premium payments less any withdrawals or the Contract Value less any applicable surrender charges.


  For more information, see "Free Look Period."

Termination
  If on any valuation date the total contract value equals zero, the contract will immediately terminate without value.

Financial Highlights
--------------------------------------------------------------------------------

  Financial highlights give the historical value for a single unit of each of the available investment options and the number of units outstanding at the end of each of the past ten years, or since the investment options began operations, if less. These tables are highlights only. More information, including the Separate Account and Company financial statements, is in the SAI and in the annual report. You may obtain a copy of the SAI by calling the Annuity Operations Division at 800/541-0171.

  There are four different sets of financial highlight tables in this prospectus, please be sure you refer to the appropriate set for your contract. The tables are set forth in Appendix C.

Financial Statements
--------------------------------------------------------------------------------


  The financial statements of PHL Variable Accumulation Account as of December 31, 2008, and the results of its operations and the changes in its net assets for each of the periods indicated and the financial statements of PHL Variable Insurance Company as of December 31, 2008 and 2007, and for each of the three years in the period ended December 31, 2008 are contained in the Statement of Additional Information (SAI), which you can get free of charge by calling the toll free number given on page one, by writing to us at Phoenix Variable Products Mail Operations, P.O. Box 8027, Boston MA 02266-8027, or by visiting our website www.phoenixwm.com. In addition, the SAI is available on the SEC's website at www.sec.gov. The financial statements of PHL Variable Insurance Company included herein should be considered only as bearing upon the ability of PHL Variable Insurance Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Separate Account or the Guaranteed Interest Account rates that we credit during a guarantee period.


Performance History
--------------------------------------------------------------------------------

  We may include the performance history of the investment options in advertisements, sales literature or reports.

Performance information about each investment option is based on past performance only and is not an indication of future performance. Historical returns are usually calculated for one year, five years and ten years. If the investment option has not been in existence for at least one year, returns are calculated from inception of the investment option. Standardized average annual total return is measured by comparing the value of a hypothetical $1,000 investment in the investment option at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at Net Asset Value and the deduction of all applicable contract and surrender charges except for taxes (which may vary by state). See the SAI for more information.

The Variable Accumulation Annuity
--------------------------------------------------------------------------------

  The individual deferred variable accumulation annuity contract (the "contract") issued by PHL Variable is significantly different from a fixed annuity contract in that, unless the GIA or MVA is selected, it is the owner under a contract who bears the risk of investment gain or loss rather than PHL Variable. To the extent that premium payments are not allocated to the GIA or MVA, the amounts that will be available for annuity payments under a contract will depend on the investment performance of the amounts allocated to the investment options. Upon the maturity of a contract, the amounts held under a contract will continue to be invested in the Separate Account and monthly annuity payments will vary in accordance with the investment experience of the variable investment options selected. However, a fixed annuity may be elected, in which case the amounts held under a Contract will be transferred to the General Account of PHL Variable and PHL Variable will guarantee specified monthly annuity payments.

PHL Variable and the Separate Account
--------------------------------------------------------------------------------


  We are PHL Variable Insurance Company, a Connecticut stock life insurance company incorporated on July 15, 1981. ("PHL Variable") We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers. Our executive and our administrative offices are located at One American Row, Hartford, Connecticut, 06103-2899.

  PHL Variable is a wholly owned subsidiary of Phoenix Life Insurance Company ("Phoenix") through its holding company, PM Holdings, Inc. Phoenix is a life insurance company, which is wholly owned by The Phoenix Companies, Inc. ("PNX"), which is a manufacturer of insurance, annuity and asset management products.

  On December 7, 1994, we established the Separate Account, a separate account created under the insurance laws of Connecticut. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and it meets the definition of a "separate account" under the 1940 Act. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Separate Account or of PHL Variable.

  The Separate Account has several investment options with varying degrees of investment risk. You may make contributions to the Separate Account but you assume all of the investment risk for the contract value that you contribute and allocate to the Separate Account. You may also make contributions to the MVA. The MVA is a non-unitized separate account established pursuant to Connecticut insurance law. For more complete information see the "MVA" section below. Under Connecticut law these Separate Account assets are segregated from our general account and all income, gains or losses, whether or not realized, of the Separate Account must be credited to or charged against the amounts placed in the Separate Account without regard to the other income, gains and losses from any other business or activity of the insurer. The assets of the Separate Account may not be used to pay liabilities arising out of any other business that an insurer conducts and as such are insulated from the creditors of the insurer. We reserve the right to add, remove, modify, or substitute any investment option in the Separate Account.

  Obligations under the contracts are obligations of PHL Variable Insurance Company. You may make contributions to the GIA which is supported by the assets in PHL Variable's general account and such contributions are not invested in the Separate Account. The GIA is part of the general account of PHL Variable (the "General Account"). The General Account supports all insurance and annuity obligations of PHL Variable and is made up of all of its general assets other than those allocated to any separate account such as the Separate Account. For more complete information, see the "GIA" section below.

Contract Guarantees
  Any guarantee under the contract, such as interest credited to the GIA , MVA, or any guarantee provided by a rider to your variable annuity are paid from our general account. Therefore, any amounts that we may pay under the contract as part of a guarantee are subject to our long-term ability to make such payments. The assets of the Separate Account are available to cover the liabilities of our General Account to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the policies supported by it.

  Under Connecticut law, insurance companies are required to hold a specified amount of reserves in order to meet the contractual obligations of their general account to contract owners. State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that an insurer could incur as the result of its own investment of its general account assets, which could include bonds, mortgages, general real estate investments, and stocks. Useful information about Phoenix's financial strength, including information on our General Account portfolio of investments, may be found on our website located under

"About Us"/"Financial Strength" along with information on ratings assigned to us by one or more independent rating organizations. Additionally, the consolidated financial statements and financial schedules from PNX and subsidiaries' Annual Report on Form 10-K for the year ended December 31, 2008, may also be found on our website, www.phoenixwm.com, or a copy of any of the above referenced documents may be obtained for free by calling our Annuity Operations Division.


The Variable Investment Options
--------------------------------------------------------------------------------

  You choose the variable investment options to which you allocate your premium payments. These variable investment options are investment options of the Separate Account. The investment options invest in the underlying funds. You are not investing directly in the underlying fund. Each underlying fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These underlying funds are not publicly traded and are offered only through variable annuity and variable life insurance products, or directly to tax qualified plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, or directly to tax qualified plans, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the underlying fund, and you should not compare the two.

  The underlying funds offered through this product are selected by the company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the company considers during the initial selection process is whether the underlying fund or an affiliate of the underlying fund will compensate the company for providing administrative, marketing, and support services that would otherwise be provided by the underlying fund, the underlying fund's investment advisor, or its distributor. Finally, when the company develops a variable annuity (or life) product in cooperation with a fund family or distributor (e.g. a "private label" product), the company will generally include underlying funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the company's selection criteria.

  Each underlying fund is reviewed periodically after having been selected. Upon review, the company may remove an underlying fund or restrict allocation of additional premium payments to an underlying fund if the company determines the underlying fund no longer meets one or more of the criteria and/or if the underlying fund has not attracted significant contract owner assets.

  In addition, if any of the underlying funds become unavailable for allocating premium payments, or if we believe that further investment in an underlying fund is inappropriate for the purposes of the contract, we may substitute another variable investment option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new variable investment options available.

  You will find detailed information about the underlying funds and their inherent risks in the current prospectuses for the underlying funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the underlying funds will meet its investment objectives. Copies of the fund prospectuses may be obtained by contacting us at the address or telephone number provided on the first page of this prospectus.

Administrative, Marketing and Support Service Fees
  The Company and the principal underwriter for the Contracts have entered into agreements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the underlying funds. We have also entered into agreements with the Phoenix Edge Series Fund and its advisor, Phoenix Variable Advisors, Inc., with whom we are affiliated. These agreements compensate the Company and the principal underwriter for the Contracts for providing certain administrative, marketing, or other support services to the underlying funds.

  Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the company and the principal underwriter for the contracts incur in promoting, issuing, distributing and administering the Contracts. As stated previously, such payments are a factor in choosing which funds to offer in the Company's variable products. These payments may be significant and the Company and its affiliates may profit from them.


  The payments are generally based on a percentage of the average assets of each underlying fund allocated to the variable investment options under the contract or other contracts offered by the company. The Phoenix Edge Series Fund pays a flat fee to Phoenix Life Insurance Company. The amount of the fee that an underlying fund and its affiliates pay the company and/or the company's affiliates is negotiated and varies with each underlying fund. Aggregate fees relating to the different underlying funds may be as much as 0.40% of the average net assets of an underlying fund attributable to the relevant contracts. The flat fee rates may be as much as $1.6 million. A portion of these payments may come from revenue derived from the distribution and/or service fees (12b-1 fees) that are paid by an underlying fund out of its assets as part of its total annual operating expenses and is not paid directly from the assets of your variable insurance product. These payments reflect in part the administrative service expense savings derived by the funds by having a sole shareholder rather than multiple shareholders in connection with the Separate Account's investments in the funds.

  These administrative services may include but are not limited to soliciting applications for Variable Contracts issued by the Company, providing information about the funds from time to time, answering questions concerning the funds, including questions respecting Variable Contract owners' interests in one or more of the funds, distributing, printing, and mailing of: the underlying funds' prospectus and any applicable supplement; annual and semi-annual reports; proxy materials (including tabulating and transmitting proxies executed by or on behalf of Variable Contract owner's); electronic and teleservicing support in connection with the funds; maintenance of investor records reflecting shares purchased, redeemed, transferred and share balances, and conveyance of that information to the fund.


GIA
--------------------------------------------------------------------------------


  Note: Currently, if you have the Phoenix Principal Protector, GMWB, Phoenix Flexible Withdrawal Protector or Phoenix Retirement Protector in effect for your contract, you cannot transfer Contract Value or allocate premiums to the GIA. All of your premium and contract value must be allocated to an asset allocation program approved by us. We may remove this restriction at any time in the future, e.g. while you participate in an Enhanced Dollar Cost Averaging Program.


  In addition to the Separate Account, you may allocate premiums or transfer values to the GIA. The GIA is not available in Massachusetts. Amounts you allocate or transfer to the GIA become part of our general account assets. You do not share in the investment experience of those assets. Rather, we guarantee a minimum rate of return on the allocated amount, as provided under the terms of your product. Although we are not obligated to credit interest at a higher rate than the minimum, we may credit interest at a higher rate than the minimum for new and existing deposits.

  We reserve the right to limit total deposits to the GIA, including transfers, to no more than $250,000 during any one-week period per policy.

  Prior to the Maturity Date, you may make transfers into or out of the GIA subject to the GIA restrictions described in this section. In general, you may make only one transfer per year out of the GIA. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the contract value in the GIA as of the date of the transfer. Also, the contract value allocated to the GIA may be transferred out to one or more of the investment options over a consecutive 4-year period according to the following schedule:

                    .Year One:      25% of the total value
                    .Year Two:      33% of remaining value
                    .Year Three:    50% of remaining value
                    .Year Four:     100% of remaining value


  We are temporarily waiving these restrictions for transfers out of the GIA to the MVA beginning May 1, 2009. You should know that special charges associated with withdrawals and surrenders apply to the MVA, so you should carefully read the section entitled "MVA" of this prospectus as well as the MVA prospectus for more complete information. We reserve the right to reinstate the transfer restrictions from the GIA to the MVA at any time without advance notice to you.


  This transfer restriction schedule does not apply to transfers from the GIA as a result of termination of an Enhanced Dollar Cost Averaging Program prior to the end of the period.

  Transfers from the GIA may also be subject to other rules as described throughout this prospectus. The GIA is available only during the accumulation phase of your contract.

  Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the 1940 Act, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the SEC has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

GIA Restrictions

  For contracts issued on or after March 31, 2003, contracts will be subject to a Maximum GIA Percentage contained in the contract that restricts investments in the GIA. The Maximum GIA Percentage will never be less than 5%. No more than the Maximum GIA Percentage of each premium payment may be allocated to the GIA. We will not permit transfers into the GIA during the first year, nor allow any transfers during subsequent years that would result in GIA investments exceeding the Maximum GIA Percentage of contract value. If you elect the Guaranteed Minimum Accumulation Benefit or the Guaranteed Minimum Withdrawal Benefit, you may not allocate premiums or transfer values to the GIA. These restrictions are subject to state insurance department approval. The GIA is not available to contracts issued in the state of Massachusetts.


MVA
--------------------------------------------------------------------------------


  The MVA is an account that pays interest at a guaranteed rate if amounts allocated to the MVA are held to the end of the guarantee period. If amounts are withdrawn, transferred or applied to an Annuity Payment Option before the end of the guarantee period, a market value adjustment will be made. The MVA is available only during the accumulation phase of your contract. If you elect any Optional Guaranteed Benefit (other than the Phoenix Income Protector) you may not allocate premiums or transfer values to the MVA. The MVA option currently offers different guarantee periods, which provide you with the ability to earn interest at different guaranteed rates on all or part of your Contract Value. Each allocation has its own guaranteed rate and expiration date. Because we change guaranteed rates periodically, amounts allocated to a guarantee period at different times will have different guaranteed rates and expiration dates. The applicable guaranteed rate, however, does not change during the guarantee period.


  We will notify you of the expiration of the guarantee period and of your available options within 30 days of the expiration date. You will have 15 days before and 15 days following the expiration date of your expiring guarantee period ("window period") to notify us of your election. During this window period, any withdrawals or transfers from the MVA will not be subject to a market value adjustment. Unless you elect to transfer funds to a different guarantee period, to the investment options of the Separate Account, to the GIA or elect to withdraw funds, we will begin another guarantee period of the same duration as the one just ended and credit interest at the current rate for that new guarantee period. If you choose a guarantee period that is no longer available or if your original guarantee period is no longer available, we will use the guarantee period with the next longest duration.

  We reserve the right, at any time, to discontinue guarantee periods or to offer guarantee periods that differ from those available at the time your contract was issued. Since guarantee periods may change, please contact us to determine the current guarantee periods being offered.

  Any withdrawal from the MVA will be subject to a market value adjustment unless the effective date of the withdrawal is within the window period. The market value adjustment will be applied to the amount being withdrawn after the deduction of any applicable administrative charge and before the deduction of any applicable contingent deferred sales charges (surrender charges). The market value adjustment can be positive or negative. The amount being withdrawn after application of the market value adjustment can be greater than or less than the amount withdrawn before the application of the market value adjustment.

  A market value adjustment will not be applied upon the payment of the death benefit.

  The market value adjustment will reflect the relationship between the current rate (defined below) for the amount being withdrawn and the guaranteed rate. It is also reflective of the time remaining in the applicable guarantee period. Generally, if the guaranteed rate is equal to or lower than the applicable current rate, the market value adjustment will result in a lower payment upon withdrawal. Conversely, if the guaranteed rate is higher than the applicable current rate, the market value adjustment will produce a higher payment upon withdrawal. The current rate is the current interest rate for new deposits with a guarantee period equal to the number of years remaining in the current guarantee period rounded up to the next higher number of complete years.

  Assets allocated to the MVA are not part of the assets allocated to the Separate Account or to PHL Variable's general account. The MVA is a non-unitized separate account established pursuant to Connecticut insurance law. The availability of the MVA is subject to state approval. The MVA is not available in Florida, Maryland, New Jersey, Oregon, Pennsylvania, Texas and Washington. The MVA is more fully described in a separate prospectus that should be read carefully before investing.

Deductions and Charges
--------------------------------------------------------------------------------

Annual Administrative Charge
  We deduct an annual administrative charge from the contract value. This charge is used to reimburse us for some of the administrative expenses we incur in establishing and maintaining the contracts.

  The maximum and current annual administrative charge under a contract is $35. This charge is deducted annually on the contract anniversary date. It is deducted on a pro rata basis from the investment options, GIA or MVA in which you have an interest. If you fully surrender your contract, the full administrative fee if applicable, will be deducted at the time of surrender. The administrative charge will not be deducted (either annually or upon withdrawal) if your contract value is $50,000 or more on the day the administrative charge is due. This charge may be decreased but will never increase. If you elect Annuity Payment Options I, J, K, M or N, the annual administrative charge after the maturity date will be deducted from each annuity payment in equal amounts.

Daily Administrative Fee
  We make a daily deduction from the contract value to cover the costs of administration. This current fee is based on an annual rate of 0.125% and is taken against the net assets of the investment options. It compensates the company for administrative expenses that exceed revenues from the annual administrative charge described above. (This fee is not deducted from the GIA or MVA.)

Market Value Adjustment
  Any withdrawal from your MVA will be subject to a market value adjustment. See the MVA prospectus for information relating to this option.


Important Information on Current Fees For Optional Benefit Riders

Phoenix Principal Protector Fee
  You should assume that the guaranteed maximum fee percentage disclosed in this prospectus for the above referenced Optional Benefits will be charged unless we notify you that we will be charging a lower fee percentage or "fee." If we choose to offer a fee that is lower than the maximum guaranteed fee percentages described in the "Optional Benefit Fee Table," we will provide that fee to you in writing on a form satisfactory to us. If you accept the fee by signing the form, and the rest of your application is in good order, we will issue your rider and the fee reflected on that form will apply to your rider. The fee will also be reflected on the rider specification pages of your rider. While we do not have the right to change your fee once you purchase the rider, we do reserve the right to increase or decrease the fee for new purchasers, provided that we do not exceed the maximum fee percentage shown in the "Optional Benefit Fee Table."

Phoenix Income Protector Fee
  This rider is no longer offered for sale. Your current fee percentage or "fee" was locked in at the time you purchased the rider. The current fee applied to your rider is the fee displayed on the rider specification pages of your rider. While we do not have the right to change your fee once you have purchased the rider, we reserved the right to increase or decrease the fee for new purchasers, provided that we did not exceed the maximum fee percentage shown in the "Optional Benefit Fee Table."

GMWB Version I Fee (Offered Prior to January 16, 2007)
  This rider is no longer offered for sale. Your current fee percentage or "fee" was locked in at the time you purchased the rider. The fee percentage is displayed on the rider specifications pages of your rider. Unless you exercise the Optional Reset provision as described in your rider, we do not have the right to change your fee once you have purchased the rider. When you exercise the Optional Reset feature, you terminate your existing rider and purchase a new rider. To the extent an Optional Reset election is made, you will be charged the then current fee for the new rider which you purchase. Currently, only the Phoenix Flexible Withdrawal Protector rider is available for an Optional Reset. We reserved the right to increase or decrease that fee for new purchasers, including those who exercise the Optional Reset provision as described by their riders. In no case did we exceed the maximum fee percentage shown in the "Optional Benefit Fee Table" for this rider, or in the case of an Optional Reset, in no case did we exceed the maximum fee percentage for the new rider that was purchased To determine whether or not we are offering a fee lower than the guaranteed maximum fee percentage for the Phoenix Withdrawal Protector, please call the Annuity Operations Division or visit our website at www.phoenixwm.com. Please see the section entitled, "Optional Reset" for more complete information on Optional Resets.

GMWB 2007 Fee
  This rider is no longer offered for sale. Your current fee percentage or "fee" was set at the time you purchased the rider and is displayed on the rider specification pages of your rider. It cannot change unless your Benefit Base "steps-up" as provided by your rider. We will notify you of a new fee in writing 30 days prior to the effective date of the fee increase (your rider anniversary date.) If your rider is eligible to "step-up" it will do so automatically. This fee will not change again unless an automatic steps-up occurs again. Any new fee we may offer will never exceed the maximum guaranteed fee percentages as described in the "Optional Benefit Fee Table" of this prospectus. You may decline an automatic step-up to avoid future rate increases by notifying us at least seven days prior to your rider anniversary.

Phoenix Flexible Withdrawal Protector Fee and Phoenix Retirement Protector Fee
  You should assume that the guaranteed maximum fee percentage disclosed in this prospectus for the above referenced Optional Benefits will be charged unless we notify you that we will be charging a lower fee percentage or "fee". If we choose to offer a fee that is lower than the maximum guaranteed fee percentages described in the "Optional Benefit Fee Table," we will notify you in two ways: Before your application is submitted, we will provide you with the applicable fees in writing as described below. Once the Contract is issued, we will notify you in writing prior to your eligibility of a "step-up" as provided by your rider because "step-ups" can increase your fees.

  Because the fees for the above referenced riders vary by asset allocation program, there is a set of fees (one fee for each asset allocation program) that applies to your rider. If we choose to offer a set of fees that are lower than the maximum guaranteed fee percentages described in the "Optional Benefit Fee Table," we will provide that set of fees on a form satisfactory to us. If you accept those fees by signing the form, and the rest of your application is in good order, we will issue your rider and the fee schedule reflected on that form will apply to your rider ("Initial Fee Schedule"). The fee for the asset allocation program in which you are first invested will be reflected on the rider specification pages of your rider. As stated previously, these fee percentages vary by asset allocation program. It is important that you review the fees for each asset allocation program because if you transfer into a new asset allocation program with a higher fee, the fee percentage that you will pay for the rider will be the highest fee percentage associated with the various asset allocation programs in which your Contract Value was invested during that rider year. You may request a copy of the signed form by calling our Annuity Operations Division.

  The fees in your Initial Fee Schedule can only increase if your Benefit Base "steps-up" automatically or if you elect a "step-up" as provided under the GMAB portion of the Phoenix Retirement Protector Rider. We will notify you in writing 30 days prior to your rider anniversary date, if the fee for the asset allocation program in which you are currently invested will be raised or lowered. We will also notify you in writing on your rider anniversary date of the new fee schedule for each asset allocation program to which you may transfer Contract Value. These fees will not change again unless an automatic step-up occurs again or unless you elect another step-up as provided under the GMAB portion of the Phoenix Retirement Protector Rider. Any new fee schedule that we may offer will never exceed the maximum guaranteed fee percentages as described in the "Optional Benefit Fee Table" of this prospectus. You may decline an automatic step-up under Phoenix Flexible Withdrawal Protector or the GMWB portion of the Phoenix Retirement Protector Rider to avoid future rate increases by notifying us at least seven days prior to your rider anniversary.

  You may also find the current fee schedule, as well as previous fee schedules on our website, www.phoenixwm.com. This document describes whether or not we are currently offering a fee schedule lower than the guaranteed maximum fee percentage shown in this prospectus and the effective date of those fees. If you have not purchased a Rider yet, you should know that this fee schedule may change on a monthly basis. However, if your Rider was issued within five business days of a fee schedule change, you will receive the fee schedule in effect as of the date of your application.

Guaranteed Minimum Accumulation Benefit (Phoenix Principal Protector) Fee
  If the Phoenix Principal Protector rider is part of your contract, we will deduct a fee. The fee is deducted on each contract anniversary during the ten year term. If this benefit terminates on a contract anniversary prior to the end of the term for any reason other than death or commencement of annuity payments, the entire fee will be deducted. If this benefit terminates on any other day prior to the end of the term for any reason other than death or commencement of annuity payments, a prorated portion of the fee will be deducted. The rider fee will be deducted from the total Contract Value with each investment option bearing a pro rata share of such fee, based on the proportionate Contract Value of each investment option. We will waive the fee if the benefit terminates due to death or commencement of annuity payments. Should any of the investment options become depleted, we will proportionally increase the deduction from the remaining investment options unless we agree otherwise.

  The current fee percentage is locked in at the time you elect this benefit. The fee is equal to the Rider Fee Percentage shown on your rider specifications page, multiplied by the greater of the guaranteed amount or Contract Value on the day that the fee is deducted. (See the section "Important Information on Current Fees for Optional Benefit Riders" for more complete information.) However, we reserve the right to charge up to the maximum fee percentage shown in the table of "Optional Benefit Fees," multiplied by the greater of the guaranteed amount or Contract Value on the day that the fee is deducted.

  If you elect the Phoenix Principal Protector, you will be unable to elect any other Optional Benefit.

Guaranteed Minimum Income Benefit Rider (Phoenix Income Protector) Fee
  If the Phoenix Income Protector rider is part of your contract, we will deduct a fee. The fee is equal to the Rider Fee Percentage shown on your rider specifications page, multiplied by the greater of the guaranteed annuitization value or the Contract Value on the date that the rider fee is deducted.

  The maximum fee is the fee percentage shown in the table of "Optional Benefit Fees" multiplied by the greater of the guaranteed annuitization value or the Contract Value on the date that the rider fee is deducted. The current fee percentage is locked in at the time you elect this benefit. (See the section "Important Information on Current Fees for Optional Benefit Riders" for more information.) The fee is deducted on each contract anniversary that this rider is in effect. If this rider terminates on the contract anniversary, the entire fee will be deducted. If this rider terminates on any other day, a prorated portion of the fee will be deducted. The rider fee will be deducted from the total contract value with each investment option, GIA and MVA, if available, bearing a pro rata share of such fee based on the proportionate contract value of each investment option, GIA and MVA. We will waive the rider fee if the contract value on any contract anniversary is greater than twice the guaranteed annuitization value. Should any of the investment options become depleted, we will proportionally increase the deduction from the remaining investment options unless we agree otherwise.

  If you elect the Phoenix Income Protector, you will be unable to elect any other Optional Benefit.

Guaranteed Minimum Withdrawal Benefit (Phoenix Flexible Withdrawal Protector)
Fee
  If you have elected Phoenix Flexible Withdrawal Protector for your contract, we will deduct the rider fee on each rider anniversary while the rider is in effect. Currently, the rider anniversary is the same as the contract anniversary. The fee for this rider is a percentage of the greater of Contract Value or the rider Benefit Base on the date the fee is deducted. We calculate and deduct the rider fee amount after any applicable roll-up and before any automatic step-up of the rider Benefit Base.

   Sample calculation of the rider fee without the optional extended care enhancement

   Assume that you have reached the end of first rider year, and that your rider fee percentage is 2.50%, your initial Benefit Base was $100,000, you made an additional premium payment of $10,000 during the first rider year and your Contract Value is $110,500. Also, assume that you made no withdrawals during the rider year and that you have not elected to opt-out of automatic step-ups.

   The Benefit Base at the end of the first rider year is equal to the Benefit Base on the rider date ($100,000) plus the amount of the additional premium payment ($10,000) or $110,000.

   Assume that your roll-up percentage is 6.5%. The roll-up amount is equal to 6.5% multiplied by the Benefit Base on the rider date ($100,000) plus the sum of all subsequent premium payments made during the first rider year or [6.5% * ($100,000 + $10,000)] = $7,150.

   The Benefit Base after roll-up is the current Benefit Base ($110,000) compared to the following amount: the current Benefit Base ($110,000) plus the roll-up amount for the first rider year ($7,150). The Benefit Base after roll-up is therefore $117,150 ($110,000 + $7,150).

   Your rider fee is $2,929 (2.50% of the greater of $110,500 and the $117,150). This rider fee is assessed against your Contract Value and your Contract Value becomes $107,571 ($110,500-$2,929).

  The maximum fee percentage for Phoenix Flexible Withdrawal Protector and the maximum additional fee percentage to add the optional Extended Care Enhancement are shown in the table of "Optional Benefit Fees." The current fee percentage in effect at the time your Phoenix Flexible Withdrawal Protector rider is issued is shown on your rider specifications page and varies depending on whether the single life or spousal life option is selected and which asset allocation program is selected. In addition, it may change if your step-up your Benefit Base. See the section entitled "Important Information on Current Fees for Optional Benefit Riders" for more complete information. An additional current fee amount is charged if you add the Extended Care Enhancement. This fee is shown on your rider specifications page, does not vary based on single or spousal life option or the asset allocation program you select and is assessed along with and in the same manner as the fee for the Phoenix Flexible Withdrawal Protector without the Extended Care Enhancement. See the table of "Optional Benefit Fees" for details.

  If you change asset allocation programs during a rider year and the rider fees related to the use of those programs are different, you will pay the highest applicable rider fee associated with the various asset allocation programs in which your Contract Value was invested during that rider year. We may also increase your fee on the date of any automatic step-up to the Benefit Base for this rider. If you do not decline an automatic step-up, you will pay the current rider fee then in effect beginning on the date of any automatic step-up of the Benefit Base.

   Sample calculation of the rider fee after transfer to an asset allocation program with a higher rider fee percentage

   Assume that at the beginning of your rider year, the rider fee for the asset allocation program you chose was 0.85% and that, during the rider year you chose to reallocate all your Contract Value to another approved asset allocation program for which the rider fee was 1.05%.

   At the end of this rider year, your rider fee percentage will be 1.05%. This rider fee percentage is applied to the greater of the Benefit Base and the Contract Value. If the Benefit Base was $100,000 and the Contract Value was $98,000, then the rider fee would be $1,050 (1.05% times $100,000).

  In any case, the fee will not exceed the maximum percentage. See "Optional Benefits", "Phoenix Flexible Withdrawal Protector" for additional information on the potential impact of the step-up feature on the rider fee and your ability to decline the step-up.

  Unless we agree otherwise, the rider fee will be deducted from total Contract Value with each investment option and, if allocation to the GIA and MVA is then permitted, the GIA and MVA in which the contract has value bearing a pro rata share of such fee based on the proportionate value in each of those accounts.

  If this rider terminates on a contract anniversary for any reason other than death or commencement of annuity payments, the entire rider fee will be deducted. If this rider terminates on any other day, for any reason other than death or commencement of annuity payments, a prorated portion of the fee will be deducted. The prorated rider fee is calculated by multiplying the fee percentage then in effect for the rider by the greater of the Benefit Base or the Contract Value on the date the rider terminates, and then multiplying this amount by the result of the number of days elapsed in the rider year divided by the total number of days of that year.

Fees for GMWB 2007 and prior versions (available only if Phoenix Retirement Protector is not available in your applicable state)

  If GMWB 2007 or an earlier version of the rider is part of your contract, we will deduct a fee. The fee is deducted on each contract anniversary that this rider is in effect. If the rider terminates on the contract anniversary for any reason other than death or commencement of annuity payments, the entire fee will be deducted. If the rider terminates on any other day for any reason other than death or commencement of annuity payments, a prorated portion of the fee will be deducted. The rider fee will be deducted from the total Contract Value with each investment option, GIA and MVA, if applicable, bearing a pro rata share of such fee based on the proportionate Contract Value of each investment option, GIA and MVA, if applicable. We will waive the fee if the benefit terminates due to death or commencement of annuity payments. Should any of the investment options become depleted, we will proportionally increase the deduction from the remaining investment options unless we agree otherwise.

  The fee percentage will vary depending on when you elected GMWB and which Version, and option within a Version, of GMWB you elected.

  For GMWB 2007 (issued on or after January 16, 2007), the fee is equal to a stated percentage multiplied by the greater of the Benefit Base and Contract Value on the date that the fee is deducted. The maximum fee percentages are listed in the table of "Optional Benefit Fees." See the section "Important Information on Current Fees for Optional Benefit Riders" for more information on current fees.



  We may increase the rider fee percentage, but it will not exceed the maximum rider fee percentage shown in the table of "Optional Benefit Fees."

  For Version I (issued prior to January 16, 2007), the fee percentage will vary depending on which one of the four available GMWB versions you elected. The fee is equal to a stated percentage multiplied by the greater of Benefit Amount and Contract Value on the date the fee is deducted. The maximum fee percentages are listed in the table of "Optional Benefit Fees." See the section "Important Information on Current Fees for Optional Benefit Riders" for more information on current fees.



  We may increase the rider fee percentage, but it will not exceed the maximum rider fee percentage shown in the table of "Optional Benefit Fees." The current fee percentage is locked in on the date that this rider is added to the contract.

  If you elect the Guaranteed Minimum Withdrawal Benefit, you will be unable to elect either any other Optional Benefit.

Combination Guaranteed Minimum Accumulation Benefit/Guaranteed Minimum Withdrawal Benefit (Phoenix Retirement Protector) Fee

  If you have elected the Phoenix Retirement Protector for your contract, we will deduct the rider fee on each rider anniversary while the rider is in effect. Currently, the rider anniversary is the same as the contract anniversary. The fee for this rider is a percentage of the greatest of
(a) Contract Value, (b) the GMAB Benefit Base, and (c) the GMWB Benefit Base on the date the fee is deducted. The rider fee amount is calculated and deducted after any applicable roll-up of the GMWB Benefit Base and before any automatic step-up of the GMWB Benefit Base and elective step-up of the GMAB Benefit Base. See the section called "Optional Benefits", "Phoenix Retirement Protector" for a description of the Benefit Base amounts, the roll-up and step-up features.

  The maximum fee percentage for Phoenix Retirement Protector and the maximum additional fee percentage to add the optional guaranteed minimum death benefit are shown in the table of "Optional Benefit Fees." The current fee percentage in effect at the time your Phoenix Retirement Protector rider is issued is shown on your rider specifications page and varies depending on whether the single life or spousal life option is selected and which asset allocation program is selected. In addition, it may change if you step-up your Benefit Base. See the section entitled "Important Information on Current Fees for Optional Benefit Riders" for more complete information. An additional current fee amount is charged if you add the optional guaranteed minimum death benefit. This fee is shown on your rider specifications page, does not vary based on single or spousal life option or the asset allocation program you select and is assessed along with and in the same manner as the fee for the Phoenix Retirement Protector without the Guaranteed Minimum Death Benefit. See the table of "Optional Benefit Fees" for details. For information regarding fees effective in other prior periods, please contact the Annuity Operations Division.

If you change asset allocation programs during a rider year and the rider fees related to the use of those programs are different, you will pay the highest applicable rider fee associated with the various asset allocation programs in which your Contract Value was invested during that rider year. We may also increase the rider fee for your rider on the date of any automatic step-up of the GMWB Benefit Base or elective step-up of the GMAB Benefit Base. If you do not decline an automatic step-up of the GMWB Benefit Base or you elect a step-up of the GMAB Benefit Base, you will pay the current rider fee then in effect beginning on the date of any step-up of the applicable Benefit Base.

  In any case, the rider fee will not exceed the maximum percentage. See "Optional Benefits" for additional information on the potential impact of the automatic step-up feature and the elective step-up feature on the rider fee and your ability to decline the automatic step-up and/or not elect the elective step-up.

  Unless we agree otherwise, the rider fee will be deducted from total Contract Value with each investment option, and, if allocation to the GIA and MVA is then permitted, the GIA and MVA in which the contract has value bearing a pro rata share of such fee based on the proportionate value in each of those accounts.

  If this rider terminates on a contract anniversary for any reason other than death or commencement of annuity payments, the entire rider fee will be deducted. If this rider terminates on any other day, for any reason other than death or commencement of annuity payments, a prorated portion of the fee will be deducted. The prorated rider fee is calculated by multiplying the fee percentage then in effect for the rider by the greatest of the GMWB Benefit Base, the GMAB Benefit Base and the Contract Value on the date the rider terminates, and then multiplying this amount by the result of the number of days elapsed in the rider year divided by the total number of days of that year.


Mortality and Expense Risk Fee
  We make a daily deduction from each investment option for the mortality and expense risk fee. The charge is assessed against the daily net assets of the investment options and varies based on the death benefit option you selected. The charge under each death benefit option is equal to the following percentages on an annual basis:

--------------------------------------------------------------------------------------------------------------------
 Death Benefit Option 1 - Return of       Death Benefit Option 2 - Annual        Death Benefit Option 3 - Relief
               Premium                                Step-up                               Amount/1/
--------------------------------------------------------------------------------------------------------------------
               1.525%                                 1.675%                                 1.825%
--------------------------------------------------------------------------------------------------------------------

/1/ This death benefit option was not available after May 1, 2007.

  Although you bear the investment risk of the series in which you invest, once you begin receiving annuity payments that carry life contingencies the annuity payments are guaranteed by us to continue for as long as the annuitant lives. We assume the risk that annuitants as a class may live longer than expected (requiring a greater number of annuity payments) and that our actual expenses may be higher than the expense charges provided for in the contract.

  In assuming the mortality risk, we promise to make these lifetime annuity payments to the owner or other payee for as long as the annuitant lives.

  No mortality and expense risk fee is deducted from the GIA or MVA. If the charges prove insufficient to cover actual administrative costs, then the loss will be borne by us; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to us.

  We have concluded that there is a reasonable likelihood that the distribution financing arrangement being used in connection with the contract will benefit the Separate Account and the contract owners.

Surrender Charges
  A surrender charge may apply to partial withdrawals or a full surrender of the contract prior to the Maturity Date or after the Maturity Date under Variable Annuity Payment Options K or L. The amount of a surrender charge depends on the period of time your premium payments are held under the contract. The surrender charge is designed to recover the expense of distributing contracts that are terminated before distribution expenses have been recouped from revenue generated by these contracts. These are contingent charges because they are paid only if you surrender your contract. They are contingent charges because they are paid only if you surrender your contract within the surrender period. The surrender charge schedule is shown in the chart below. No surrender charge will be taken from death proceeds.

  Surrender charges will also be waived when you begin taking annuity payments, provided your contract has been in effect for one year. Also, no surrender charge will be taken after the annuity period has begun except with respect to unscheduled withdrawals under Annuity Payment Options K or L. For more information, see "Annuity Payment Options." Any surrender charge imposed is deducted from amounts withdrawn. The surrender charge is calculated on a first-in, first-out basis.
In other words, we calculate your surrender charge by assuming your withdrawal is applied to premium payments in the order your premium payments were received.

  The surrender charge is deducted from amounts withdrawn in excess of the free withdrawal amount available at the time of the withdrawal up to the total of all premium payments paid less any prior withdrawals for which a surrender charge was paid. The free withdrawal amount is equal to 10% of the contract value. In the first contract year, you may withdraw up to 10% of the contract value at the time of the first withdrawal without surrender charges. In subsequent years, the free withdrawal amount is 10% of the contract value as of the end of the previous contract year. Unused free withdrawal percentage amounts do not accumulate.

  The surrender charges, expressed as a percentage of the amount withdrawn in excess of the 10% allowable amount, are as follows:

Contracts issued prior to May 1, 2008 and for all contracts issued in states where the deferred surrender charge below is not yet available:

                -----------------------------------------------
                Percent                         8%  7%  6%  0%
                -----------------------------------------------
                Complete Premium Payment Years  0   1   2   3+
                -----------------------------------------------

Contracts issued on and after May 1, 2008, subject to state approval:

              ---------------------------------------------------
              Percent                         8%  7%  7%  6%  0%
              ---------------------------------------------------
              Complete Premium Payment Years  0   1   2   3   4+
              ---------------------------------------------------

  Amounts deducted to pay partial withdrawals are subject to a surrender charge. A surrender charge will be deducted from the affected investment options, GIA and MVA on a pro rata basis. If you request a net withdrawal of a specified amount, we will deduct the surrender charges from the remaining Contract Value. This will result in an additional surrender charge when a net withdrawal is requested. If you request a gross withdrawal of a specified amount, we will deduct the surrender charges from the amount requested. Any distribution costs not paid for by surrender charges will be paid by PHL Variable from the assets of the General Account.

  Any withdrawal from the MVA will be subject to a market value adjustment unless the effective date of the withdrawal is within the window period. The market value adjustment will be applied to the amount being withdrawn after the deduction of any applicable administrative charge and before the deduction of any applicable surrender charges. The market value adjustment can be positive or negative. The amount being withdrawn after application of the market value adjustment can be greater than or less than the amount withdrawn before the application of the market value adjustment. For more information, see "MVA" or refer to the MVA prospectus.

Tax
  Tax is considered to be any tax charged by a state or municipality on premium payments, whether or not characterized as premium payment tax (or premium tax). It is also other state or local taxes imposed or any other governmental fees which may be required based on the laws of the state or municipality of delivery, the owner's state or municipality of residence on the contract date. Taxes on premium payments currently range from 0% to 3.5% (the amount of state premium payment tax, if any, will vary from state to state), depending on the state. We will pay any premium payment tax, any other state or local taxes imposed or other governmental fee due and will only reimburse ourselves upon the remittance to the applicable state. For a list of states and taxes, see "Appendix B."

  We reserve the right, when calculating unit values, to deduct a credit or fee with respect to any taxes we have paid or reserved for during the valuation period that we determine to be attributable to the operation of a fund. No federal income taxes are applicable under present law and we are not presently making any such deduction.

Transfer Charge
  Currently, there is no charge for transfers; however, we reserve the right to charge a transfer fee of up to $20 per transfer after the first 12 transfers in each contract year to defray administrative costs.

Reduced Fees, Credits and Excess Interest for Eligible Groups
  We may reduce or eliminate the mortality and expense risk fee or the withdrawal charge, or credit excess interest when sales of the contracts are made to certain groups that result in savings of sales expenses. We will consider the following characteristics:

(1)the size and type of the group of individuals to whom the contract is offered;

(2)the amount of anticipated purchase payments;

(3)whether there is a preexisting relationship with the company such as being an employee of the company or its affiliates and their spouses; or to employees or agents who retire from the company or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or to registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements; and

(4)internal transfers from other contracts issued by the company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the company or an affiliate.

  Any reduction or elimination of the mortality and expense risk fee or withdrawal charge or credit of excess interest will not unfairly discriminate against any person. We will make any reduction or credit according to our own rules in effect at the time the contract was issued. We reserve the right to change these rules from time to time.

Other Charges
  As compensation for investment management services, the advisors to the funds are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each series. These fund charges and other fund expenses are described more fully in the fund prospectuses.

The Accumulation Period
--------------------------------------------------------------------------------
  The accumulation period is that time before annuity payments begin during which your premium payments into the contract remain invested.

Accumulation Units
  An accumulation unit is used to calculate the value of a contract. Each investment option has a corresponding accumulation unit value. Additional premium payments allocated to investment options are used to purchase accumulation units of the investment option(s), at the value of such units next determined after the receipt of the premium payment at our Annuity Operations Division. The number of accumulation units of an investment option purchased with a specific premium payment will be determined by dividing the premium payment by the value of an accumulation unit in that investment option next determined after receipt of the premium payment. The value of the accumulation units of an investment option will vary depending upon the investment performance of the applicable series of the funds, the expenses charged against the fund and the charges and deductions made against the investment option.

Accumulation Unit Values
  On any date before the maturity date of the contract, the total value of the accumulation units in an investment option can be computed by multiplying the number of such units by the value of an accumulation unit on that date. The value of an accumulation unit on a day other than a valuation date is the value of the accumulation unit on the next valuation date. The number of accumulation units credited to you in each investment option and their current value will be reported to you at least annually.

Purchase of Contracts
  Generally, we require minimum initial premium payments of:

..  Nonqualified plans--$10,000

..  Bank draft program--$50

  . You may authorize your bank to draw $50 or more from your personal checking account monthly to purchase units in any available investment option or for deposit in the GIA or MVA. The amount you designate will be automatically invested on the date the bank draws on your account. If Check-o-matic is elected, the minimum initial premium payment is $50. Each subsequent premium payment under a contract must be at least $50.

..  Qualified plans--$2,000

  We require minimum subsequent premium payments of $500 except as described above for bank draft programs.

  The initial payment is due and payable before the contract becomes effective. We require minimum subsequent premium payments of $500, except as described above for bank draft program.

  The minimum age of the proposed owner to purchase a Contract is the age of majority in the state where the Contract is being purchased, or a guardian must act on your behalf. Generally, a contract may not be purchased for a proposed owner who is 86 years of age or older. Total premium payments in excess of $1,000,000 cannot be made without our permission. While the owner is living and the contract is in force, premium payments may be made anytime before the maturity date of a contract.

  Your initial payments will be applied within two days of our receipt if the application for a contract is complete. If an incomplete application is completed within five business days of receipt by our Annuity Operations Division, your payment will be applied within two days of the completion of the application. If our Annuity Operations Division does not accept the application within five business days or if an order form is not completed within five business days of receipt by our Annuity Operations Division, then your payment will be immediately returned. You may request us to hold your premium payment after the five day period while the application is completed and within two days after completion we will apply your premium payment. Please note that prior to the completion of your application or order form, we will hold the premium in a suspense account, which is a noninterest bearing account. Additional payments allocated to the GIA are deposited on the date of receipt of payment at our Annuity Operations Division. Additional payments allocated to investment options are used to purchase accumulation units of the investment(s), at the value of such Units next determined after the receipt of the payment at our Annuity Operations Division.

  Your ability to elect one of the Optional Benefits may be restricted by certain minimum and maximum issue age requirements, ownership and beneficiary limitations, and is subject to state availability and regulation. More details are included in the form of a rider to your Contract if any of these benefits are chosen. For more information on specific Optional Benefit requirements, see "Optional Benefits."

  Premium payments received under the contract will be allocated in any combination to any investment option, GIA or MVA in the proportion you elect upon receipt. Changes in the allocation of premium payments will be effective as of receipt by our Annuity Operations Division of notice of election in a form satisfactory to us (either in writing or by telephone) and will apply to any premium payments accompanying such notice or made subsequent to the receipt of the notice, unless otherwise requested by you.

  For certain eligible groups, we may reduce the minimum initial or subsequent premium payment amount we accept for a contract. Factors in determining qualifications for any such reduction include:

  (1)the make-up and size of the prospective group;

  (2)the method and frequency of premium payments; and

  (3)the amount of compensation to be paid to registered representatives on each premium payment.

  Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the premium payment is received. We reserve the right to change these rules from time to time.

  For contracts issued on or after March 31, 2003, payments to the GIA are subject to the Maximum GIA Percentage. If you elect the Guaranteed Minimum Accumulation Benefit or the Guaranteed Minimum Withdrawal Benefit, you may not allocate premiums or transfer values to the GIA or MVA.


Additional Programs
  If you have any Optional Guaranteed Benefit (other than Phoenix Income Protector) attached to your contract, you must elect and continue to participate in a single approved asset allocation program or the Optional Guaranteed Benefit will terminate. All initial and subsequent premium payments and Contract Value must be allocated to your chosen program beginning on the date your chosen rider is effective, which currently must be the contract date. There is no charge to participate in any approved program; however, the fee for the Optional Guaranteed Benefit may vary depending on the program you choose and the fee may increase under certain circumstances. See the table of "Optional Benefit Fees" and "Important Information on Current Fees for Optional Benefit Riders."

  Provided that you do not have any Optional Guaranteed Benefit riders attached to your contract, you may elect any of the additional programs described below at any time and at no charge.

  We may discontinue, modify or amend these programs as well as offer new programs or change the programs that are approved for use with the Optional Guaranteed Benefits in the future.

Asset Allocation and Strategic Programs
  Asset allocation and strategic programs are intended to optimize the selection of investment options for a given level of risk tolerance, in order to attempt to maximize returns and limit the effects of market volatility. The asset allocation and strategic programs reflect the philosophy that diversification among asset classes may help reduce volatility and boost returns over the long term. An asset class is a category of investments that have similar characteristics, such as stocks or bonds. Within asset classes there are often further divisions. For example, there may be divisions according to the size of the issuer (large cap, mid cap, small cap) or type of issuer (government, corporate, municipal). We currently offer several asset allocation programs many of which are approved for use with the Optional Guaranteed Benefits. Information about the programs we currently offer and whether each is approved for use with an Optional Guaranteed Benefit is provided below.

  For ease of reference throughout this section, we refer to the asset allocation and strategic programs described, simply as "programs", and we refer to the asset allocation options available within the programs, as "options". Some of these programs are funds offered under the contract. We do not charge for participating in the programs or their options. You may participate in only one asset allocation program at a time and your ability to use an asset allocation program with Asset Rebalancing and Dollar Cost Averaging or Enhanced Dollar Cost Averaging is limited as described in "Use of Dollar Cost Averaging with Asset Rebalancing and Allocation Programs." Subject to regulatory requirements and approvals, in the future we may modify or eliminate any existing program or option within a program, or may offer other asset allocation services which, at our discretion, may be available to current and/or prospective contract owners. For the most current information on any program or option, please contact your registered representative.

Selecting a Program and Option-Contracts without Optional Guaranteed Benefits
  If you have not elected an Optional Guaranteed Benefit for your contract, you are not required to elect an asset allocation program but may do so if you wish. If you are interested in electing a program, you should consult with your registered representative to discuss your choices. For certain programs, a questionnaire may be used to help you and your registered representative assess your financial needs, investment time horizon, and risk tolerance. You should periodically review these factors to determine if you need to change programs or options.

  When you participate in a program, all of your premium payments and Contract Value will be allocated to the investment options in accordance with your selected program and, if applicable, the option within that program. You may, at any time, switch your current program or option, and may elect any modified or new programs or options the Company may make available subject to our rules and rates then in effect. You may cancel your participation in a program at any time, and later re-enroll in a program by contacting our Annuity Operations Division. If a program is eliminated, we will notify you of the elimination and you should consult with your registered representative to choose among the other programs available at that time. To enroll in a program, you must properly complete the election form we require and return it to our Annuity Operations Division at the address shown on the first page of your prospectus.

Selecting a Program and Option-Contracts with Optional Guaranteed Benefits
  If you purchase a contract with an Optional Guaranteed Benefit (other than the Phoenix Income Protector) you must select one of the approved programs through which to allocate your premium payments and Contract Value. When you participate in one of the approved programs all your premium payments and Contract Value will be allocated to the investment options in accordance with your selected program and, if applicable, the option within that program. You should consult with your registered representative when you initially select a program and periodically review your program with your registered representative to determine if you need to change programs or options. You may, at any time, switch your current program or option to another approved program and may elect any modified or new programs or options the Company may make available subject to our rules and rates then in effect. Changing programs or options may change the fee for the Optional Guaranteed Benefit on your contract. See the table of "Optional Benefit Fees" for more information.

  Although you may cancel your participation in a program, you should consult your registered representative before doing so, as canceling the program will cause your Optional Guaranteed Benefit to terminate without value. You may later re-enroll in a program but re-enrollment will not reinstate an Optional Guaranteed Benefit. If a program is eliminated, we will notify you of the elimination and you should consult with your registered representative to choose among the other programs available at that time. To enroll in a program, you must properly complete the election form we require and return it to our Annuity Operations Division at the address shown on the first page of your prospectus.

                             Program Availability
  When you elect an Optional Benefit rider other than the Phoenix Income Protector you must allocate all premium to one program or program option that is available at the time of your election. (To simplify this discussion, the term "program" refers to both a program and a program option for those programs offering more than one investment option.) Contract value and premium may never be allocated to more than one program. Transfers of partial contract value are not permitted. Different programs have been offered with different Optional Benefits during various time periods. We may discontinue, modify, or amend programs and we may make different programs available in the future. For all time periods, regardless of program availability changes, you will be permitted to remain in the program in which you are invested and to allocate additional premium to that program. You may not transfer into a program that is not available on the date of the requested transfer. However, prior to June 22, 2009, you are permitted to transfer back into a program in which you were previously invested, even if it is not listed as generally available on the date of the transfer request. You should note that, beginning with the June 22, 2009 program availability changes, if you transfer out of a program, you will not be able to transfer back into that program if it is not available on the date of the requested transfer. The table below shows program availability during various time periods by Optional Benefit rider:


                                                                                                   GMWB 2007
                   Phoenix Retirement       Phoenix Flexible             Phoenix                    GMWB 5/7
                        Protector          Withdrawal Protector    Principal Protector           Lifetime GMWB
----------------------------------------------------------------------------------------------------------------------
Beginning 6/22/09  Phoenix Dynamic:      Phoenix Dynamic:          Phoenix Dynamic:         Phoenix Dynamic:
                   .    Moderate         .    Moderate             .    Moderate            .    Moderate
                                         .    Moderate Growth      .    Moderate Growth     .    Moderate Growth
                                         .    Growth                                        Alliance Balanced Wealth
                                         Franklin Templeton
                                           Perspectives
                                         Alliance Balanced Wealth
----------------------------------------------------------------------------------------------------------------------

3/9/09 - 6/21/09   Phoenix-Ibbotson      Phoenix-Ibbotson          Phoenix-Ibbotson         Phoenix-Ibbotson
                     Strategic:            Strategic:                Strategic:               Strategic:
                   .    Conservative     .    Conservative         .    Conservative        .    Conservative
                   .    Moderately       .    Moderately           .    Moderately          .    Moderately
                        Conservative          Conservative              Conservative             Conservative
                   Phoenix Dynamic:      .    Moderate             Phoenix Dynamic:         .    Moderate
                   .  Moderate           .    Moderately           .    Moderate            .    Moderately
                                              Aggressive                                         Aggressive
                                         Phoenix Dynamic:                                   .    Aggressive
                                         .    Moderate                                      Phoenix Dynamic:
                                         .    Moderate Growth                               .    Moderate
                                         Franklin Founding                                  .    Moderate Growth
                                         Franklin Templeton                                 .    Growth
                                           Perspectives                                     .    Aggressive Growth
                                         Alliance Balanced Wealth                           Franklin Founding
                                                                                            Franklin Templeton
                                                                                              Perspectives
                                                                                            Alliance Balanced Wealth

                                                                                                     GMWB 2007
                      Phoenix Retirement         Phoenix Flexible                Phoenix              GMWB 5/7
                          Protector             Withdrawal Protector       Principal Protector      Lifetime GMWB
------------------------------------------------------------------------------------------------------------------
11/17/08 - 3/8/09  Phoenix-Ibbotson           Phoenix-Ibbotson           Phoenix-Ibbotson           Same as above
                     Strategic:                 Strategic:                 Strategic:
                   .    Conservative          .    Conservative          .    Conservative
                   .    Moderately            .    Moderately            .    Moderately
                        Conservative               Conservative               Conservative
                   .    Moderate              .    Moderate              .    Moderate
                   .    Moderately            .    Moderately            .    Moderately
                        Aggressive                 Aggressive                 Aggressive
                   .    Aggressive            .    Aggressive            Phoenix Dynamic:
                   Phoenix Dynamic:           Phoenix Dynamic:           .    Moderate
                   .    Moderate              .    Moderate              .    Moderate Growth
                   .    Moderate Growth       .    Moderate Growth       .    Growth
                   .    Growth                .    Growth                Franklin Founding,
                   .    Aggressive Growth     .    Aggressive Growth     Franklin Templeton
                   Franklin Founding          Franklin Founding            Perspectives
                   Franklin Templeton         Franklin Templeton         Alliance Balanced Wealth
                     Perspectives               Perspectives
                   Alliance Balanced Wealth   Alliance Balanced Wealth
                   Alliance Wealth            Alliance Wealth
                   Appreciation               Appreciation
------------------------------------------------------------------------------------------------------------------

Prior to 11/17/08  Same as above              Same as above              Phoenix-Ibbotson           Same as above
                                                                           Strategic:
                                                                         .    Conservative
                                                                         .    Moderately
                                                                              Conservative
                                                                         .    Moderate
                                                                         .    Moderately
                                                                              Aggressive
                                                                         .    Aggressive
                                                                         Phoenix Dynamic:
                                                                         .    Moderate
                                                                         .    Moderate Growth
                                                                         .    Growth
                                                                         .    Aggressive Growth
                                                                         Franklin Founding
                                                                         Franklin Templeton
                                                                           Perspectives
                                                                         Alliance Balanced Wealth
------------------------------------------------------------------------------------------------------------------

  A brief description of each program follows.

..  AllianceBernstein VPS Wealth Appreciation Strategy Portfolio
  The AllianceBernstein VPS Wealth Appreciation Strategy portfolio invests in an equity portfolio that is designed as a solution for investors who seek equity returns but also want broad diversification of the related risks across styles, capitalization ranges and geographic regions. In managing the portfolio, the adviser efficiently diversifies between growth and value equity investment styles, and between U.S. and non-U.S. markets. Normally, the adviser's targeted blend for the equity portion of the portfolio is an equal weighting of growth and value stocks (50% each). The portfolio may also invest in real estate investment trusts, or REITs. This asset allocation option is rebalanced as necessary in response to markets.

..  AllianceBernstein VPS Balanced Wealth Strategy Portfolio
  The AllianceBernstein VPS Balanced Wealth Strategy portfolio targets a weighting of 60% equity securities and 40% debt securities with a goal of providing moderate upside potential without excessive volatility. Investments in real estate investment trusts, or REITs, are deemed to be 50% equity and 50% fixed-income for purposes of the overall target blend of the portfolio. The targeted blend for the non-REIT portion of the equity component is an equal weighting of growth and value stocks. This asset allocation option is rebalanced as necessary in response to markets.

..  Franklin Templeton Founding Investment Strategy
  Through the Franklin Templeton Founding Investment Strategy, premium payments and Contract Value are allocated to the three investment options as listed below. On a monthly basis, we will rebalance the Contract Value allocated to the three investment options back to the original allocation percentages in each investment option.

  .  Franklin Income Securities Fund - 34%

  .  Mutual Shares Securities Fund - 33%

  .  Templeton Growth Securities Fund - 33%

..  Franklin Templeton Perspectives Allocation Model
  Through the Franklin Templeton Perspectives Allocation Model, premium payments and Contract Value are allocated to the three investment options as listed below. On a monthly basis, we will rebalance the Contract Value allocated to the three investment options back to the original allocation percentages in each investment option.

  .  Franklin Flex Cap Growth Securities Fund - 34%

  .  Mutual Shares Securities Fund - 33%

  .  Templeton Growth Securities Fund - 33%

..  Phoenix-Ibbotson Strategic Asset Allocation--(Closed to new investors effective June 22, 2009)
  PHL Variable and Ibbotson Associates have developed five asset allocation options, each comprised of selected combinations of investment options. Except as noted above, the options approved for use are:

  . Conservative Portfolio which seeks conservation of capital and has a portfolio allocation more heavily weighted in fixed income investments than in equities.

  . Moderately Conservative Portfolio which primarily seeks current income, with capital growth as a secondary objective, and has a portfolio allocation of approximately equal weightings in equities and fixed income investments.

  . Moderate Portfolio which seeks long-term capital growth and current income with emphasis on current growth, and has a portfolio allocation more heavily weighted in equities than in fixed income investments.

  . Moderately Aggressive Portfolio which seeks long-term capital growth with current income as a secondary objective, and has more than three quarters of the portfolio in equities and less than one quarter in fixed income investments.

  . Aggressive Portfolio which seeks long-term capital growth and is invested primarily in equities.

  On a periodic basis (typically annually), Ibbotson evaluates the options and updates them to respond to market conditions and to ensure style consistency. If you select one of the Phoenix-Ibbotson options, your premium payments (Contract Value for in force policies), however, will not be allocated in accordance with the updated options unless you specifically request we do so. If you elect to participate in this program on and after September 10, 2007, on an annual basis, we will reallocate the Contract Value allocated to the investment options included in the program so that, following this reallocation, the percentage in each investment option equals the percentage originally used for the program. We will make this reallocation effective on the valuation date immediately preceding each anniversary of your contract date for as long as the asset allocation program is in effect for your contract. You should consult with your registered representative for the most current information on this program and the options within the program.

..  Phoenix Dynamic Asset Allocation Series
  The Phoenix Dynamic Asset Allocation Series are "funds of funds" that invest in other mutual funds based on certain target percentages. The series were designed on established principles of asset allocation and are intended to provide various levels of potential total return at various levels of risk. Asset allocations are updated quarterly, or more often, depending on changes in the economy or markets. Each option is rebalanced regularly to maintain adherence to predetermined asset classifications based on the risk profile for the series. Except as noted above, the options approved for use are:

  .  Phoenix Dynamic Asset Allocation Series: Moderate

  .  Phoenix Dynamic Asset Allocation Series: Moderate Growth


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


  .  Phoenix Dynamic Asset Allocation Series: Growth

  .  Phoenix Dynamic Asset Allocation Series: Aggressive Growth


Asset Rebalancing Program

  The Asset Rebalancing Program allows you to specify the percentage levels you would like to maintain among the investment options. Asset Rebalancing does not permit transfers to or from the GIA or the MVA. We will automatically rebalance contract values among the investment options to maintain your selected allocation percentages. You can choose to have us make these transfers monthly, quarterly, semiannually or annually. These transfers will occur on the date you specify (provided we receive the request in good order), unless the specified date falls on a holiday or weekend, in which case the transfers will occur on the next succeeding Valuation Date. You may start or discontinue this program at any time by submitting a written request or calling our Annuity Operations Division.


  The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. Except as described below, we reserve the right not to allow the election of the Asset Rebalancing Program while the Dollar Cost Averaging Program is in effect.

  There is no charge for this program.

Dollar Cost Averaging Program
  The Dollar Cost Averaging Program allows you to systematically transfer a set amount to the investment options or GIA on a monthly, quarterly, semiannual or annual basis. Generally, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. Also, premium payments of $1,000,000 or more require our approval before we will accept them for processing. You must have an initial value of $2,000 in the GIA or in the investment option from which funds will be transferred (sending investment option), and if the value in that investment option or the GIA drops below the amount to be transferred, the entire remaining balance will be transferred and no more systematic transfers will be processed. Values may be transferred from only one sending investment option or from the GIA but may be allocated to multiple receiving investment options. Under the Dollar Cost Averaging Program, you may transfer approximately equal amounts from the GIA over a period of six months or more. Transfers under the Dollar Cost Averaging Program are not subject to the general restrictions on transfers from the GIA but are subject to the Maximum GIA Percentage. This program is not available for the MVA. There is no charge for participating in this program.

  Upon completion of the Dollar Cost Averaging Program, you must notify us at 800/541-0171 or in writing to our Annuity Operations Division to start another Dollar Cost Averaging Program.


  All transfers under the Dollar Cost Averaging Program will be processed on the date you specify (provided we receive the request in good order). If you do not specify a date, the transfer will be processed on the basis of values next determined after receipt of the transfer request in good order. If either of these dates fall on a holiday or weekend, then the transfer will occur on the next succeeding Valuation Date.


  The Dollar Cost Averaging Program is not available to individuals who invest via a bank draft program. Except as described below, we reserve the right not to allow the election of the Dollar Cost Averaging Program while the Asset Rebalancing Program is in effect.

  The Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market.

  For contracts issued on or after March 31, 2003, transfers to the GIA under the Dollar Cost Averaging Program are subject to the Maximum GIA Percentage.

  We may at different times offer additional or multiple Dollar Cost Averaging Programs, such as an Enhanced Dollar Cost Averaging Program. If elected, an Enhanced Dollar Cost Averaging Program would entitle you to an enhanced GIA interest rate for value, less applicable contract charges, allocated to the GIA (Net Value) for a specified period of time.

  You may cancel an Enhanced Dollar Cost Averaging Program at any time. Choosing to cancel an Enhanced Dollar Cost Averaging Program prior to the end of your chosen program period will not change the enhanced GIA interest rate you are being credited.


  All transfers under the Enhanced Dollar Cost Averaging Program will be processed on the basis of values next determined after receipt of the transfer request in good order. If that day falls on a holiday or weekend, then the transfer will be processed on the next succeeding business day. In the event of an early cancellation the enhanced GIA rate will only be applied to the Net Value allocated to your program from the start date of your program to your cancellation date. The cancellation date is the valuation date we receive your cancellation request in good order at our Annuity Operations Division.


  After the cancellation date, you may transfer the Net Value that was invested in the Enhanced Dollar Cost Averaging Program from the GIA to the investment options without being subject to the Maximum GIA Percentage.

  We reserve the right to modify, suspend, or terminate any Dollar Cost Averaging Program we offer.

Use of Dollar Cost Averaging with Asset Rebalancing and Allocation Programs
  If you elect to participate in the Franklin Templeton Perspectives Allocation Model, Franklin Templeton Founding Investment Strategy, or the Phoenix-Ibbotson Strategic Asset Allocation Program then you may also elect to participate in the following programs:

   1.Dollar Cost Averaging or Enhanced Dollar Cost Averaging; and

   2.Asset Rebalancing with monthly rebalancing in the Franklin Templeton
     Perspectives Allocation Model or

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

     the Franklin Templeton Founding Investment Strategy, or Asset Rebalancing with annual rebalancing in the Phoenix-Ibbotson Strategic Asset Allocation Program.

  If you elect both the Enhanced Dollar Cost Averaging and the Asset Rebalancing Program, your entire dollar cost averaging transfer amount must be allocated to the Allocation Program in effect for your policy.

Interest Investment Program
  We may at different times offer an Interest Investment Program. Under this program, interest earned on premium allocated to the GIA will automatically be transferred out to any of the investment options under the separate account.

  You may elect to transfer interest earned on premium allocated to the GIA on a monthly, quarterly, semiannual or annual basis. The amount that we transfer under the program will be based on the interest earned for the period you elect. We will process the automatic transfers on the first day of the month for the period that applies following our receipt of your transfer request. Should the first day of the applicable month fall on a holiday or weekend, we will process the transfer on the next business day.

  You must have a value of $10,000 in the GIA at all times to keep this program in effect. If the value in the GIA drops below $10,000 for any reason, then no more automatic transfers will be processed under the program. To start or stop the Interest Investment Program, you must notify us at 800/541-0171 or send a written request to our Annuity Operations Division.

  Transfers under the Interest Investment Program are not subject to the general restrictions on transfers from the GIA.

  The Interest Investment Program is not available to individuals who invest via a bank draft program or while the Dollar Cost Averaging Program or Asset Rebalancing Program are in effect.

  The Interest Investment Program does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.

Systematic Withdrawal Program
  Prior to the maturity date, you may partially withdraw amounts automatically on a monthly, quarterly, semiannual or annual basis under the Systematic Withdrawal Program. You may withdraw a specified dollar amount or a specified percentage. The withdrawals are taken from the Contract Value with each investment option, MVA and GIA bearing a pro rata share. Withdrawals from the MVA may be subject to a market value adjustment.


  The minimum withdrawal amount is $100. Withdrawals will be processed on the date you specify (provided we receive the request in good order) unless the specified date falls on a holiday or weekend, in which case the transfers will occur on the next succeeding Valuation Date. If no date is specified by you, then withdrawals will be processed on each monthly contract anniversary, Any applicable premium tax and surrender charges will be applied to the withdrawal.

  You may start or terminate this program by sending written instructions to our Annuity Operations Division. This program is not available on or after the maturity date. There is no charge for participating in this program. Withdrawals are subject to income tax on any gain plus a 10% penalty tax if the policyholder is under age 59 1/2. See "Federal Income Taxes."


Optional Benefits

  There are three Optional Benefits currently available with this annuity:
Phoenix Principal Protector (a guaranteed minimum accumulation benefit rider), Phoenix Flexible Withdrawal Protector (a guaranteed minimum withdrawal benefit rider), and Phoenix Retirement Protector (a rider that provides several guarantee options). Phoenix Principal Protector is designed for people who want to ensure the preservation of their premium deposits over a long time horizon (10 years). Phoenix Flexible Withdrawal Protector is designed for people who want to ensure guaranteed withdrawals, designed to provide the most favorable guaranteed withdrawal benefit after the Benefit Eligibility Date. Phoenix Retirement Protector provides a guaranteed minimum accumulation benefit, a guaranteed minimum withdrawal benefit, and an optional guaranteed minimum death benefit. Phoenix Retirement Protector is designed for people who are looking for flexibility in exercising a variety of guarantees. However, the trade off for this flexibility is that this rider may cost more than buying a stand alone optional living benefit rider and the design of these combination benefits tend to be more restrictive than the design of an optional living benefit rider providing a single guaranteed benefit. For an additional charge, you may elect one of the optional benefits described below. Generally, you must elect a benefit on the Contract Date unless otherwise stated. If we allow you to elect a benefit after the Contract Date, the effective date of the benefit will be the next contract anniversary immediately following your election. Some benefit elections are irrevocable; others can be cancelled at any time after the Contract Date.


  Your ability to elect one of the optional benefits may be restricted by minimum and maximum issue age requirements, ownership and beneficiary limitations, and is subject to state availability and regulation. More details are included in the form of a rider to your Contract if any of these benefits are chosen.

  If you decide to elect any of the optional benefits you should carefully review their provisions to be sure the benefit is something that you want. You may wish to review these with your financial advisor.


Definition of "Spouse" under Optional Benefits
  Certain Optional Benefits under the contract offer the election of a spousal life option. An election of the spousal life option may not provide any economic benefit if the Covered Persons under the option do not meet the definition of two legal spouses under federal law. This is due to the interaction between the federal definition of "spouse" and the Internal Revenue Code, which requires distributions upon the death of an Owner except for certain spousal continuation benefits. State laws and regulations may determine whether the spousal life option under an Optional Benefit must be offered to spouses as defined by state law, registered domestic partners, civil union partners or two people who share a reasonable economic or familial relationship. However, even if state laws require the offer of this benefit, it may not be in your best interest to purchase the spousal life option if the Covered Persons are not two legal spouses under federal law, since the spousal benefit relies, in part, on spousal continuation provisions of the Internal Revenue Code. (See "Federal Income Taxes.") The federal definition of spouse provided under the Defense of Marriage Act (DOMA) differs from the laws of certain states and does not include same-sex partners, registered domestic partners, civil union partners or two people who share a reasonable economic or familial relationship.

Guaranteed Minimum Accumulation Benefit (GMAB)(Phoenix Principal Protector)
  Phoenix Principal Protector is available with contracts issued on or after October 11, 2004 and provides a guaranteed minimum return if funds remain invested according to a designated asset allocation model for a ten year term. Currently, we only allow you to elect this rider on the Contract Date. This rider must be elected prior to issue and may be terminated at any time by request.


  A fee for this benefit is deducted on each contract anniversary during the term of the benefit. See "Deductions and Charges."

  The benefit is available if each owner and annuitant are less than 81 years old on the date that this rider is added to the Contract (the "rider date").


  Phoenix Principal Protector is available only if you allocate your premiums to an approved asset allocation or strategic program and if you remain fully invested in the program.


  This benefit is not available to you if you are the beneficiary of a deceased Owner's contract and are utilizing this Contract as an Inherited/Stretch Annuity.

Guaranteed Amount
  The guaranteed amount is equal to the guaranteed amount base multiplied by Guaranteed Amount Factor 1. The guaranteed amount base is equal to (A)plus
(B)minus (C), where:

   A =the contract value on the rider date.

   B =100% of each subsequent purchase payment paid to the contract during the first year of the 10-year period beginning on the rider date (the "term").

   C =pro rata adjustment for withdrawals from the contract during the term.
      The adjustment for each withdrawal is calculated by multiplying the guaranteed amount base prior to the withdrawal by the ratio of the amount withdrawn (including any applicable withdrawal fees) to the contract value immediately prior to the withdrawal.


  Currently, Guaranteed Amount Factors 1 and 2 are equal to 1.00. For Contracts issued between October 11, 2004 and August 17, 2008, the Guaranteed Amount Factors 1 and 2 were 1.05.


Additional Amount
  If on the last day of the term:

.. the contract value is less than the guaranteed amount base; we will add an additional amount to the contract value equal to the difference between the contract value and the guaranteed amount.

.. the contract value is greater than or equal to the guaranteed amount base, we will add an additional amount to the contract value equal to the guaranteed amount base multiplied by the difference between the Guaranteed Amount Factor 2 and 1.00.

.. the contract annuitizes, the death of an owner or annuitant occurs or a full surrender is made; the contract value will reflect any additional amount prior to the payment of any annuity, death or full surrender benefits. Note: no additional amount will be paid if any of the above occurs prior to the end of the term.

  If on any day following the rider date, any portion of the contract value is no longer invested according to an asset allocation model established and maintained by us for this benefit, the benefit will terminate and no additional amount will be added to the contract value.

Benefit Termination
  This benefit will terminate at the end of the term or upon the occurrence of any of the following:

.. the date that any portion of the contract value is not invested according to an asset allocation or strategic program established and maintained by us for the benefit;

..  the date that a full surrender is made;

.. the date of the first death of an owner unless the surviving spouse elects spousal continuation of the contract and benefit;

..  the contract annuitizes; or

..  the termination of the contract.

  If the benefit terminates for any of the above reasons prior to the end of the term, an additional amount will not be paid.


Guaranteed Minimum Income Benefit Rider (GMIB) (called Phoenix Income Protector--this Rider is not available beginning March 9, 2009).

  This optional rider provides a benefit that guarantees minimum monthly fixed annuity payments. The minimum monthly fixed annuity payment amount is calculated by multiplying the guaranteed annuitization value by the annuity payment option rate for the annuity payment option selected under the rider.

  The benefit provided by this rider will not be available until the later of seven years after the rider is added to the contract

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

("rider date") or the contract anniversary following the older annuitant's 60/th/ birthday. For example, if you were age 40 when you bought the contract with the rider, the earliest you could exercise the benefit under the rider would be when you reached age 60. While the benefit is available, you can only exercise it upon written notice within 30 days following any contract anniversary. This benefit will not be available 30 days after the contract anniversary following the older annuitant's 90/th/ birthday.

  A fee for this benefit is deducted on each contract anniversary only if the benefit is selected. See "Deductions and Charges" above. Once your benefit is exercised, the fee will no longer be deducted. Currently, we only allow you to elect this rider on the Contract Date, but reserve the option to remove this restriction in the future. Election of this benefit rider is irrevocable. You should consult with a qualified financial advisor before you make your decision.

  This benefit is not available to you if you are the beneficiary of a deceased Owner's contract and are utilizing this Contract as an Inherited/Stretch Annuity.

Guaranteed Annuitization Value
  On and before the contract anniversary following the older annuitant's 80/th/ birthday (or 85/th/ birthday for contracts issued prior to July 18, 2005), the guaranteed annuitization value shall be equal to the lesser of (i)the sum of (A plus B) minus (C plus D), or (ii)200% of all premium payments minus the sum of the guaranteed annuitization value reductions and any tax that may be due, where:

   A =the contract value on the rider date accumulated at an effective annual rate (as determined below in the provision entitled "Effective Annual Rate") starting on the rider date and ending on the date the guaranteed annuitization value is calculated.

   B =the sum of premium payments made after rider date minus any taxes paid, accumulated at an effective annual rate starting on the date each premium payment is applied to the contract and ending on the date the guaranteed annuitization value is calculated.

   C =the sum of the guaranteed annuitization value reductions, accumulated at an effective annual rate starting on the date each withdrawal occurs and ending on the date the guaranteed annuitization value is calculated.

   D =any tax that may be due.


   Assume the contract owner makes an initial payment of $100,000 (at age 68) and an additional deposit of $200,000 on the 3/rd/ contract anniversary.

   On the 7/th/ contract anniversary (age 75), the Guaranteed Annuitization Value is the lesser of (i) or (ii) where (i) is equal to $383,311 (($100,000 x 1.05/3/) + $200,000) x 1.05/4/) and (ii) is equal to $600,000 (200% x
 ($100,000 + $200,000)). The Guaranteed Annuitization Value is $383,311. This assumes there were no additional payments, withdrawals, or transfers.


  After the contract anniversary following the older annuitant's 80/th/ birthday (or 85/th/ birthday for contracts issued prior to July 18, 2005), the guaranteed annuitization value shall equal the lesser of (i)(A plus B) minus (C plus D), or (ii)200% of all premium payments minus the sum of the guaranteed annuitization value reductions and any tax that may be due, where:

   A =the guaranteed annuitization value on the contract anniversary following the older annuitant's 80/th/ birthday (or 85/th/ birthday for contracts issued prior to July 18, 2005).

   B =the sum of premium payments made after the contract anniversary following the older annuitant's 80/th/ birthday (or 85/th/ birthday for contracts issued prior to July 18, 2005).

   C =the sum of the guaranteed annuitization value reductions determined for withdrawals occurring after the contract anniversary following the older annuitant's 80/th/ birthday (or 85/th/ birthday for contracts issued prior to July 18, 2005).

   D =any tax that may be due.


   Assume the contract owner makes an initial payment of $100,000 (at age 79) and an additional deposit of $200,000 on the 3/rd/ contract anniversary (at age 82).

   The Guaranteed Annuitization Value at age 80 is equal to $105,000 ($100,000 x 1.05). On the 7/th/ contract anniversary (age 87), the Guaranteed Annuitization Value is equal to $305,000 ($105,000 + $200,000). This assumes there were no additional payments, withdrawals, or transfers.

  You should know that the Effective Annual Rate, the percentage used to increase your annuitization value as described above, will be reset to 0% depending on whether or not the value in the GIA is greater than 40% of the total Contract Value on certain dates. Please refer to the following section entitled "Effective Annual Rate" for a full description of the Effective Annual Rate.


Guaranteed Annuitization Value Reduction
(Contracts issued prior to July 18, 2005)
  A Guaranteed Annuitization Value Reduction is an amount determined for each withdrawal that occurs on or after the rider date. The reduction is equal to the guaranteed annuitization value immediately prior to a withdrawal, multiplied by the percentage reduction in Contract Value as a result of the withdrawal.

Guaranteed Annuitization Value Reduction
(Contracts issued after July 18, 2005)

  A Guaranteed Annuitization Value Reduction is an amount determined for each withdrawal that occurs on or after initial election of the Phoenix Income Protector rider. In summary, if withdrawals in a rider year do not exceed a maximum annual amount, then the Guaranteed Annuitization Value Reduction for those withdrawals is equal to the sum of the withdrawals. To the extent that withdrawals in a rider year exceed a


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

maximum annual amount, then the Guaranteed Annuitization Value Reduction for those excess withdrawals will reduce the Guaranteed Annuitization Value by the ratio of each withdrawal to the Contract Value prior to the withdrawal. On each rider anniversary, a maximum annual amount is calculated equal to the effective annual rate on the rider anniversary multiplied by the Guaranteed Annuitization Value on the rider anniversary. The maximum annual amount during the first rider year is equal to 5% multiplied by the Contract Value on the rider date. Withdrawals during a rider year will reduce the maximum annual amount by the same amount that your Contract Value is reduced as a result of the withdrawal.

  The Guaranteed Annuitization Value Reduction is equal to the sum of A and B where:

   A =the lesser of the remaining maximum annual amount (prior to the withdrawal) and the withdrawal amount; and

   B =(a) multiplied by (b), where:

    (a) =the Guaranteed Annuitization Value immediately prior to the withdrawal less the value determined in "A" above;

    (b) =1 minus the result of (c) divided by (d), where:

    (c) =the Contract Value after the withdrawal, and

    (d) =the Contract Value before the withdrawal less the value determined in "A" above.

Effective Annual Rate
  On the rider date, we will set the effective annual rate of accumulation to 5%. After the first contract year, this rate may be adjusted based on the value of the Guaranteed Interest Account (GIA) in relation to the total contract value as described below:

  After the first contract year, we will reset the effective annual rate to 0% if the value of the GIA is greater than 40% of the total contract value on any of the following dates:

1.each date we process a premium payment.

2.each date we process a transfer.

3.each date we process a withdrawal.

  Subsequently, we will raise the effective annual rate to 5% if the current effective annual rate is equal to 0% and the value of the GIA is less than or equal to 40% of the total contract value on any of the following dates:

1.each date we process a premium payment.

2.each date we process a transfer.

3.each date we process a withdrawal.

4.each rider anniversary.

Termination of This Rider
  You may not terminate this rider by request. This rider will terminate on the first of any of the following events to occur:

1.the 30/th/ day after the last contract anniversary that occurs after the older annuitant's 90/th/ birthday;

2.the termination of the contract to which this rider is attached;

3.the date a death benefit becomes payable under the contract to which this rider is attached;

4.the date annuity payments commence under the contract to which this rider is attached; and

5.the death of the last surviving annuitant or joint annuitant named under this rider.


Phoenix Income Protector Annuity Payment Options

  Under this rider, you may only elect one of the following annuity payment options:

  GMIB Option A--Life Annuity with Specified Period Certain: a fixed annuity payable monthly while the annuitant named under this rider is living or, if later, until the end of the specified period certain. The period certain may be specified as 5, 10 or 20 years. The period certain must be specified on the date the benefit is exercised. If the annuitant dies prior to the end of the period certain, the remaining period certain annuity payments will continue to the beneficiary. No monthly payment, death benefit or refund is payable if any annuitant dies after the end of the period certain. This option is not available if the life expectancy of the annuitant is less than the period certain on the date the benefit is exercised.

  GMIB Option B--Non-Refund Life Annuity: a fixed annuity payable monthly while any annuitant named under this rider is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

  GMIB Option D--Joint and Survivorship Life Annuity: a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. No monthly payment, death benefit or refund is payable after the death of the surviving annuitant.

  GMIB Option F -- Joint and Survivorship Life Annuity with 10-Year Period
Certain: a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living, or if later, the end of 10 years. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. If the surviving annuitant dies prior to the end of the 10-year period certain, the remaining period certain annuity payments will continue to the beneficiary. No monthly payment, death benefit or refund is payable if the surviving annuitant dies after the end of the 10-year period certain. This option is not available if the life expectancy of the older annuitant is less than 10 years on the date the benefit is exercised.

Payment Upon Death After Maturity Date
  If an owner dies on or after the maturity date and there is no surviving owner, any remaining certain period annuity payments will be paid to the beneficiary under the annuity payment option in effect on the date of death. Generally, payments may not be deferred or otherwise extended. (For

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

information regarding the Inherited/Stretch Annuity feature of this Contract, see the section of this prospectus entitled "Inherited/Stretch Annuity Feature."). If there is a surviving owner, the payments continue as if there had been no death.

  If the annuitant and joint annuitant, if any, die and are survived by any owner(s), any remaining certain period annuity payments will be paid to such owner(s). Payments will continue under the annuity payment option in effect at the date of death and may not be deferred or otherwise extended.

  For contracts issued outside of an Individual Retirement Account/Annuity or a qualified plan, the payments to the beneficiary must be made at least as rapidly as the payments were being made to the owner.


Important Information regarding Phoenix Income Protector
  While Phoenix Income Protector does provide guaranteed minimum fixed annuity payments, it may not be appropriate for all investors and should be understood completely before you elect it.

.. Phoenix Income Protector does not provide contract value or in any way guarantee the investment performance of any investment option available under the contract.

..  Phoenix Income Protector is irrevocable once elected.

..  You may not change any annuitant or joint annuitant while Phoenix Income
   Protector is in effect.

.. Phoenix Income Protector does not restrict or limit your right to annuitize at other times permitted under the contract, but doing so will terminate the rider.

..  You should consult with a qualified financial advisor if you are considering
   Phoenix Income Protector.

.. Phoenix Income Protector is only available if approved in your state and if we offer it for use with the contract.

..  The minimum monthly fixed annuity payment amount under the Phoenix Income
   Protector may be less than the annuity payment amount under the Contract even if the guaranteed annuitization value is greater than contract value.

Phoenix Flexible Withdrawal Protector/SM/:
A Guaranteed Minimum Withdrawal Benefit (GMWB)

Summary of Benefit
  The Phoenix Flexible Withdrawal Protector rider may be elected by you for an additional charge at the time you purchase your contract, if it has been made available in your applicable state by us. You may also elect the optional Extended Care Enhancement with the rider, also for an additional charge. You must elect the Extended Care Enhancement to be included as part of the rider at the time you purchase the contract. You may only purchase one Optional Guaranteed Benefit with the contract. The Phoenix Flexible Withdrawal Protector guarantees a minimum payment or withdrawal amount from the contract once a specified date is reached if certain restrictions and limitations are met. The rider provides a lifetime benefit for one person or two spouses depending upon the option selected. The rider does not provide access to the benefit prior to the date the youngest Covered Person reaches age 60 for the single life option and the younger spouse's age 65 for the spousal life option. The date on which this occurs is called the Benefit Eligibility Date. See "Important Terms and Conditions Related to Phoenix Flexible Withdrawal Protector" below for the definition of "Covered Person" and other important terms. Prior to the Benefit Eligibility Date, the benefit's value can increase due to increases in the Benefit Base. See "Events and features causing recalculation of the Benefit Base" below for details.

  The annual amount of the rider's lifetime benefit is called the Annual Benefit Amount. The Annual Benefit Amount represents two distinct values depending on whether your Contract Value is zero or greater than zero. The Annual Benefit Amount is calculated on the later of your first withdrawal date or the Benefit Eligibility Date. The Annual Benefit Amount (on the date it is calculated) equals a percentage called the Annual Benefit Percentage, multiplied by a value called the Benefit Base. The Annual Benefit Percentage ranges from 0%-6% (0% to 7% for riders issued prior to March 9, 2009) based on the attained age of the youngest Covered Person on your first withdrawal date. If you take a withdrawal before the Benefit Eligibility Date, the Annual Benefit Percentage will be zero and then will be permanently set to 4% (5% for riders issued prior to March 9, 2009) on the Benefit Eligibility Date. The Benefit Base is a value calculated to determine the Annual Benefit Amount. The Benefit Base can increase or decrease due to certain transactions and events under the contract. As a result, the Annual Benefit Amount may increase or decrease and affect what you receive in payments or withdrawals under the rider. Further definition of these terms, calculation of values, and how various contract transactions and events affect these values are described below.

Annual Benefit Amount when Contract Value is greater than zero: Guaranteed Withdrawals
  Phoenix Flexible Withdrawal Protector guarantees a minimum amount of withdrawals you may take from the contract each year after the Benefit Eligibility Date, provided no withdrawals have been made from the contract prior to that Date (the youngest Covered Person's 60/th/ birthday for the single life option and 65/th/ birthday for the spousal life option). This amount is the Annual Benefit Amount. You must reach the Benefit Eligibility Date before the Annual Benefit Amount becomes available for guaranteed withdrawals. You may still take withdrawals prior to the Benefit Eligibility Date, but this may significantly reduce or eliminate the value of the rider benefit. Please see the chart of "Special Risks Associated with Withdrawals" at the end of this section for details.

  If you take withdrawals from the contract prior to the Benefit Eligibility Date, the Benefit Base will be reduced by the withdrawal in the same proportion as the Contract Value is reduced by the withdrawal. See "Taking Withdrawals." So long as your remaining Benefit Base is greater than zero when you reach that Date, the Annual Benefit Amount that becomes available to you at that time will be calculated. On that Date, the Annual Benefit Amount will be equal to the Annual Benefit Percentage multiplied by the Benefit Base. However, if you take withdrawals before that Date and these withdrawals cause both your Contract Value and Benefit Base to become zero, your rider will terminate without value. Since this is a lifetime benefit, postponing withdrawals too long may limit the value of this rider because your remaining life expectancy shortens as you age. You should carefully consider your plans for taking withdrawals from the contract in considering whether this benefit is appropriate for your goals.

  After the Benefit Eligibility Date, withdrawals reduce the future value of this benefit if they exceed the Annual Benefit Amount. We will reduce the Benefit Base if cumulative withdrawals in a rider year exceed the Annual Benefit Amount. This reduction affects the amount available for future guaranteed withdrawals when the Contract Value is greater than zero and for guaranteed payments when the Contract Value is zero. See the chart of "Special Risks Associated with Withdrawals" at the end of this section for details. Withdrawals in excess of the contract's free withdrawal amount are subject to any surrender charges imposed under the contract.

Annual Benefit Amount when Contract Value is zero: Guaranteed Payments
  If your Contract Value goes to zero on or after the Benefit Eligibility Date (the youngest Covered Person's 60/th/ birthday for the single life option and 65/th/ birthday for the spousal life option), and you have met the conditions of the benefit, the contract and all rights under the contract and rider terminate but we will pay you the Annual Benefit Amount each year until the first death of a Covered Person under the single life option or until the death of the surviving spouse under the spousal life option. You must reach the Benefit Eligibility Date before the Annual Benefit Amount becomes available for guaranteed payments.

Asset Allocation or Strategic Program Requirement
  You must select one of the approved asset allocation programs when allocating your premium payments and Contract Value if you purchase Phoenix Flexible Withdrawal Protector. Consult with your registered representative before you select a program. Review your selected program periodically with your registered representative to determine if it needs to be changed. You may switch your current program at any time to another the Company has approved and made available. However, the rider fee may vary based upon the program or option you choose and the fee may increase under certain circumstances. See the table of "Optional Benefit Fees" for details. We reserve the right to restrict availability of investment options and programs.

  Canceling out of programs altogether will cause the rider to terminate without value. Consult your registered representative before you cancel out. Later re-enrollment is allowed. However, once you cancel out, later re-enrollment in a program will not reinstate the rider. If a program is eliminated while the rider is in effect, we will provide you notice and you must choose among the other approved programs available. Consult with your registered representative to make an appropriate selection and return the form we require to the Annuity Operations Division. Descriptions of the programs are found in "Asset Allocation and Strategic Programs" above.

Important Terms and Conditions Related to Phoenix Flexible Withdrawal Protector
  The rider date is the same as the contract date and rider years are measured the same as contract years because the rider is only available for purchase at the time you buy the contract.

  "Annual Benefit Percentage" is the percentage we use to determine the Annual Benefit Amount. The percentage varies by age as shown below and is established on the date you make the first withdrawal from the contract. If your first withdrawal is prior to the Benefit Eligibility Date (the youngest Covered Person's 60/th/ birthday for the single life option or 65/th/ birthday for the spousal life option) this percentage is reset to 4% on the Benefit Eligibility Date.



     Single Life      Annual Benefit      Spousal Life      Annual Benefit
    Attained Age        Percentage        Attained Age        Percentage
  ---------------------------------------------------------------------------
         <60                0%                 <65                0%
  ---------------------------------------------------------------------------
        60-74               4%                65-74               4%
  ---------------------------------------------------------------------------
        75-84               5%                75-84               5%
  ---------------------------------------------------------------------------
         85+                6%                 85+                6%
  ---------------------------------------------------------------------------



  See your rider's specification page for percentages applicable prior to March 9, 2009.

  "Benefit Eligibility Date" is the date the benefit provided by the rider is first available to you.

  . For the single life option, the Benefit Eligibility Date is the later of the rider date or the date the youngest Covered Person attains age 60.

  . For the spousal life option, the Benefit Eligibility Date is the later of the rider date or the date the youngest Covered Person attains age 65. If either spouse dies prior to the Benefit Eligibility Date, we will reset the Benefit Eligibility Date to the later of the date of the first spousal death or the date the surviving spouse attains age 65.

  "Covered Person(s)" means the person(s) whose life is used to determine the duration of the lifetime Annual Benefit Amount payments. A Covered Person must be a natural person.

  . For the single life option, the Covered Person can be one or more lives. If there is one natural person owner, the owner is the Covered Person. If there are multiple natural person owners, all owners are Covered Persons. If the owner is a non-natural person, all annuitants named in the contract become Covered Persons.

  . Generally, for the spousal life option, Covered Persons must be two legal spouses under federal law to receive any economic benefit from the election of this option (See "Definition of Spouse" under Optional Benefits"
    for more information). For contracts issued in New Jersey and Oregon, Covered Persons must be either two legal spouses under federal law or domestic partners under state law. If there is one natural person owner, the owner and the owner's spouse must be the Covered Persons. The spouse must be the sole beneficiary. If there are two spousal owners, the Covered Persons are the spousal owners, and they must both be each other's beneficiary. If there are multiple non-spousal owners, or if the owner is a non-natural person, the spousal life option is not allowed.

Benefit Base
  The Benefit Base determines the Annual Benefit Amount. The Annual Benefit Amount represents two distinct values depending upon whether or not your Contract Value is greater than zero. It is the amount available for withdrawals provided you have reached the Benefit Eligibility Date and the Contract Value is greater than zero. It is also the amount we will pay to you each year provided you have reached the Benefit Eligibility Date and the Contract Value has gone to zero.

  Assuming the Phoenix Flexible Withdrawal Protector rider was issued on the date the contract was issued, the Benefit Base on that date equals the initial premium payment. Thereafter, the Benefit Base is re-calculated whenever certain triggering events occur. At any time while the rider is in effect, we will reduce the Benefit Base if cumulative withdrawals in a rider year exceed the Annual Benefit Amount. Generally speaking, assuming no withdrawals have been taken, the Benefit Base will be increased by additional premium payments, and may be increased as a result of the roll-up and step-up features. The Benefit Base may also be increased at a particular rider anniversary following the end of the roll-up period by an aspect of the roll-up feature we call the Benefit Base Multiplier. Events and features causing recalculation of the Benefit Base are described below. The Benefit Base will never exceed a maximum amount. This maximum amount is the sum of the Maximum Benefit Base Percentage (currently 500%), multiplied by the initial premium plus the Maximum Benefit Base Percentage multiplied by the sum of subsequent premiums in the first rider year, plus 100% of other subsequent premiums.

 Sample calculation of the Maximum Benefit Base
   Assume that the initial premium on the rider date was $100,000 and that the Maximum Benefit Base Percentage was 500%. On the rider date, your Maximum Benefit Base is $500,000 (500% times $100,000).

   Now assume that you make an additional premium payment of $20,000 during the first rider year. Your Maximum Benefit Base would be increased to $600,000 [500,000 + (500% times $20,000)].

   Then assume that you make another premium payment of $15,000, but that this premium payment was made in the third rider year. Your Maximum Benefit Base would be increased to $615,000 [$600,000 + (100% times $15,000)].

Events and features causing recalculation of the Benefit Base

..  Premium Payments Received After the Rider Date

  If we receive premium payments after the rider date, and no withdrawals have been made from the contract, then we will increase the Benefit Base. The Benefit Base will be increased by the dollar amount of each premium payment on the date we receive it. However, if you then take withdrawals from the contract in excess of your Annual Benefit Amount, we will reduce the Benefit Base as described in "Taking Withdrawals" below.

  Withdrawals also stop increases in your Benefit Base that would have occurred when additional premiums are received by us. If any withdrawal has been made from the contract on or prior to our receipt of an additional premium, we will not increase the Benefit Base as a result of premium payments made after such withdrawal.

..  Roll-up Feature

  The rider includes a roll-up feature. This feature allows for an increase, or "roll-up," in the Benefit Base during a specified period of time, called the roll-up period. The roll-up feature is only available to you if no withdrawals have been taken from the contract. Currently, the roll-up period continues until the 10/th/ rider anniversary following the later of the rider date or the last rider anniversary on which an automatic step-up, described below, occurs. The roll-up period will never extend beyond the time the younger Covered Person attains a maximum age. This maximum age is the greater of age 95 or the younger Covered Person's age on the rider date plus 10 years. The increase in Benefit Base resulting from a roll-up is based upon a comparison of different values on each rider anniversary, as specified below. For calculation of the increase in Benefit Base provided by the roll-up feature, "subsequent premium payments" means premium payments received after the rider date, excluding premium payments received on any rider anniversary. The roll-up amount is determined by multiplying the Benefit Base after the most recent prior automatic step-up or, for the roll-up at the end of the first rider year or if there were no prior automatic step-ups, the Benefit Base on the last valuation date of the first rider year by a percentage, currently 6.5%. (For riders issued prior to March 9, 2009, the roll-up amount is determined by multiplying the Benefit Base as of the prior rider anniversary or, for the roll-up amount at the end of the first rider year, the Benefit Base on the last valuation date of the first rider year by 6.5%.)

  If you have not taken withdrawals from the contract and therefore are eligible for the roll-up feature of the rider, we will use an additional value in recalculating the Benefit Base on the rider anniversary at or following the end of the roll-up period on which the youngest Covered Person has attained age 70. This additional value applies the Benefit Base Multiplier, currently 200%, to the sum of the Benefit Base on the rider date plus subsequent premium received in the first rider year. The recalculation of the Benefit Base under the various situations that can exist at the end of the roll-up period is described below.

..  Rider Anniversaries During the Roll-up Period

  On each rider anniversary during the roll-up period, if no withdrawals have been made, the Benefit Base will be re-calculated on that rider anniversary. The re-calculated Benefit Base will equal the greater of the following, but if the automatic step-up feature has been suspended, it will be set to the second of the two values described below:

  . the Contract Value then in effect, (after all fees have been deducted, and provided the automatic step-up feature has not been suspended);

  . the sum of (i) the Benefit Base on the prior rider anniversary plus any premium payments since the prior rider anniversary and (ii) the roll-up amount for the prior rider year, if any.

 Example 1--Basic application of a roll-up amount.
   Assume that you have reached your first rider anniversary and have not made any withdrawals. Assume further that your Benefit Base on your rider's effective date was $100,000, your Contract Value is $105,000, you have not made any subsequent premium payments during the prior rider year and the automatic step-up has not been suspended.

   Your Benefit Base will be re-calculated on your rider anniversary to be the greater of the following:

  .  Contract Value = $105,000
  .  Sum of (i) and (ii) = $106,500

     (i)Benefit Base on prior rider anniversary = $100,000
    (ii)The Roll-Up Amount of $6,500 which equals the Benefit base at the end of the first rider year ($100,000) times 6.5%

  Your Benefit Base will be $106,500.

 Example 2--Application of the roll-up amount when there is a prior automatic step-up.
   Assume that you have reached the second rider anniversary and have not made any withdrawals. Assume further that your Benefit Base as of the last rider anniversary was $108,000 due to an automatic step-up, your contract value is $110,000, you have not made any subsequent premium payments during the prior rider year and the automatic step-up has not been suspended.

   Your Benefit Base will be re-calculated on your rider anniversary to be the greater of the following:

    . Contract Value = $110,000
    . Sum of (i) and (ii) = $115,020

     (i)Benefit Base on prior rider anniversary = $108,000
    (ii)The Roll-Up Amount of $7,020, which equals the Benefit Base on the rider anniversary of the last automatic step-up ($108,000) times 6.5%

   Your Benefit Base will be $115,020.

 Example 3--Application of the roll-up amount when several rider years have elapsed with no prior automatic step-up.
   Assume the Benefit Base on the first rider anniversary prior to any roll-up calculation was $100,000. Assume that you have reached the fourth rider anniversary without making any withdrawals and without having an automatic step-up. The Benefit Bases are increased by the Roll-Up Amounts at the end of each of the first 3 rider years and equal:

      Year 1: $106,500 = $100,000 + $6,500
      Year 2: $113,000 = $106,500 + $6,500
      Year 3: $119,500 = $113,000 + $6,500

   The above Roll-Up Amounts are each equal to 6.5% of the Benefit Base at the end of the first rider year.

   Assume that, on the 4/th/ rider anniversary, your contract value is $115,000 and you have not made any subsequent premium payments.

   Your Benefit Base will be re-calculated on your rider anniversary to be the greater of the following:

   .  Contract Value = $115,000
   .  Sum of (i) and (ii) = $126,000

     (i)Benefit Base on prior rider anniversary = $119,500
    (ii)The Roll-Up Amount of $6,500 which equals the Benefit base at the end of the first rider year ($100,000) times 6.5%.

   Your Benefit Base will be $126,000.

 Example 4--Impact of a Subsequent Premium Payment on the Benefit Base.
   Assume the Benefit Base on your rider's effective date was $100,000. Assume there is no automatic step-up at the end of the first rider year and you have not taken any withdrawals. The Benefit Base at the end of the 1/st/ rider year is increased by the Roll-Up Amount and equals $106,500 = $100,000 + $6,500.

   Assume that 3 months into the 2nd rider year you make a Subsequent Premium Payment of $50,000. The Benefit Base is increased to $156,500 ($106,500 + $50,000) due to the premium payment.

   Assume that, on the 2nd rider anniversary, your contract value is $140,000.

   Your Benefit Base will be recalculated on your 2/nd/ rider anniversary to be the greatest of the following:

   .  Contract Value = $140,000
   .  Benefit Base in Effect = $156,500
   .  Sum of (i), (ii), and (ii) = $163,000

     (i)Benefit Base on prior rider anniversary = $106,500
    (ii)The Roll-Up Amount of $6,500 which equals the Benefit base at the end of the first rider year ($100,000) times 6.5%.
   (iii)Subsequent Premium Payments during the recently completed rider year = $50,000

   Your Benefit Base will be $163,000.

..  The Rider Anniversary Following the End of the Roll-Up Period

  If the roll-up period has ended, and no withdrawals have been made from the contract, we will re-calculate the Benefit Base on the rider anniversary following the end of the roll-up period.

   When we recalculate the Benefit Base on the rider anniversary following the end of the roll-up period, the amount of the recalculated Benefit Base will depend on whether the youngest Covered Person has attained the Benefit Base Multiplier Age, currently age 70, by that rider anniversary. If the youngest Covered Person has not attained age 70 by the rider anniversary immediately following the end of the roll-up period, then we will recalculate the Benefit Base again on the rider anniversary next following the date the youngest Covered Person attains age 70. For each situation, the recalculated Benefit Base is determined as described below.

     1. Assuming the youngest Covered Person has not attained age 70 by the rider anniversary immediately following the end of the roll-up period, then on that rider anniversary, the Benefit Base will be set equal to the greater of the following, unless the automatic step-up feature has been suspended in which case, it will be set to the latter of the two values described below:

       . the Contract Value then in effect, (after all fees have been deducted, provided the automatic step-up feature has not been suspended);

       . the sum of (i) the Benefit Base on the prior rider anniversary plus any premium payments since the prior rider anniversary and (ii) the roll-up amount for the prior rider year, if any.

   Assume the Benefit Base on the first rider anniversary prior to any roll-up calculation was $100,000 and that you have reached the rider anniversary following the end of the roll-up period, the youngest Covered Person has not yet attained age 70 and you have not made any withdrawals. Assume further that your contract has never had an automatic step-up, your Benefit Base as of your prior rider anniversary was $158,500, your Contract Value is $105,000, you have not made any subsequent premium payments during the prior rider year and the automatic step-up has not been suspended. Your Benefit Base will be re-calculated on your rider anniversary to be the greater of the following:

   .  Contract Value = $105,000
   .  Sum of (i) and (ii) = $165,000

     (i)Benefit Base on prior rider anniversary = $158,500
    (ii)Roll-Up Amount for prior rider year = $100,000 x 6.5% = $6,500

   Your Benefit Base will be $165,000.

     2. Assuming the youngest Covered Person has attained age 70 by the rider anniversary immediately following the end of the roll-up period, then on that rider anniversary, the Benefit Base will be set equal to the greatest of the following, unless the automatic step-up feature has been suspended in which case, it will be set to the greater of the latter two values described below:

       . the Contract Value then in effect, (after all fees have been deducted, provided the automatic step-up feature has not been suspended);

       .  the Benefit Base Multiplier, currently 200%, multiplied by the sum of
          (i) the Benefit Base on the rider date,and (ii) all subsequent premium payments received during the first rider year;

       . the sum of (i) the Benefit Base on the prior rider anniversary plus any premium payments since the prior rider anniversary and (ii) the roll-up amount for the prior rider year, if any.

   Assume that you have reached the rider anniversary following the end of the roll-up period, the youngest Covered Person has attained age 70 and you have not made any withdrawals. Assume further that your contract has never had an automatic step-up, your Benefit Base as of your prior rider anniversary was $158,500, your Benefit Base on the rider date was $100,000, your Contract Value is $105,000, you have not made any subsequent premium payments after the rider date and the automatic step-up has not been suspended.

   Your Benefit Base will be re-calculated on your rider anniversary to be the greatest of the following:

    . Contract Value = $105,000
    . 200% x Sum of (i) and (ii) = $200,000

     (i)Benefit Base on the rider date = $100,000
    (ii)Subsequent premium payments = $0

    . Sum of (i) and (ii) = $165,000

     (i)Benefit Base on prior rider anniversary = $158,500
    (ii)Roll-Up Amount for prior rider year = $100,000 x 6.5% = $6,500

   Your Benefit Base will be $200,000.

..  Rider Anniversary Next Following Youngest Covered Person's 70/th/ Birthday
   Occurring after the Rider Anniversary Immediately Following the End of the Roll-Up Period

  Assuming no withdrawals have been taken and the youngest Covered Person attained age 70 after the rider anniversary immediately following the end of the roll-up-period, then, on the next rider anniversary following the date the youngest Covered Person attains age 70, the Benefit Base will be set equal to the greatest of the following, unless the automatic step-up feature has been suspended in which case, it will be set to the greater of the latter two values described below:

  . the Contract Value then in effect, after all fees have been deducted, (provided the automatic step-up feature has not been suspended);

  . the Benefit Base on the prior rider anniversary plus any premium payments since the prior rider anniversary;

  .  the Benefit Base Multiplier, currently 200%, multiplied by the sum of
     (i) the Benefit Base on the rider date and (ii) all subsequent premium payments received during the first rider year.

 Example
   Assume that you reached the rider anniversary following the end of the roll-up period several years ago, but still have not made any withdrawals from the contract. However, the youngest Covered Person celebrated his 70/th/ birthday during the prior rider year. Assume further, your Benefit Base on the prior rider anniversary was $180,000, your Benefit Base on the rider date was $100,000, your Contract Value is $105,000, you have not made any subsequent premium payments after the rider date and the automatic step-up has not been suspended.

   Your Benefit Base will be re-calculated on your rider anniversary to be the greatest of the following:

   .  Contract Value = $105,000

   .  Benefit Base on prior rider anniversary = $180,000

   .  200% x Sum of (i) and (ii) = $200,000

     (i)Benefit Base on the rider date = $100,000

    (ii)Subsequent premium payments = $0

   Your Benefit Base will be $200,000.

..  Each Rider Anniversary After the Earlier of the First Withdrawal and the
   Rider Anniversary Following the End of the Roll-Up Period (except Rider Anniversary next following youngest Covered Person's 70/th/ birthday occurring after the Rider Anniversary immediately following the end of the Roll-Up Period)

  On each rider anniversary after the earlier of the first withdrawal and the rider anniversary following the end of the roll-up period, we will re-calculate the Benefit Base. The Benefit Base will be set equal to the greater of the following unless the automatic step-up feature has been suspended, in which case it will be set to the second of the two values described below:

  the Contract Value then in effect, after all fees have been deducted, (provided the automatic step-up feature, described below, has not been suspended); and

  . the Benefit Base on the prior rider anniversary adjusted for any withdrawals taken since the prior rider anniversary plus, if no withdrawals have been made, any premium payments made since the prior rider anniversary.

 Example
   Assume that you made a withdrawal from the contract. Assume further, your Benefit Base on prior rider anniversary was $106,500, your Contract Value is $110,000 and the automatic step-up has not been suspended.

   Your Benefit Base will be re-calculated on your rider anniversary to be the greater of the following:

   .  Contract Value = $110,000

   .  Benefit Base on prior rider anniversary = $106,500

   Your Benefit Base will be $110,000.

..  Automatic Step-Up Feature
  The rider includes an automatic step-up feature. Like the roll-up feature, the automatic step-up feature allows for an increase in the Benefit Base. At set intervals, currently on each anniversary of the rider date, we will automatically compare the Contract Value, after deduction of all fees, to the Benefit Base then in effect; that is, the Benefit Base on the prior rider anniversary plus any premium payments made since the prior rider anniversary. If the Contract Value, after deduction of all fees, is greater than such Benefit Base, we will automatically increase, or "step-up" the Benefit Base to equal the Contract Value. Any step-up occurs after any roll-up as described above. You should know the fee percentage for the rider may be increased if we step-up the Benefit Base. If you do not decline the automatic step-up, you will pay the current rider fee then in effect beginning on the date of any automatic step-up of the Benefit Base. You can decline the step up and any associated fee increase by contacting us no later than seven days prior to the rider anniversary. If you decline the step-up, the automatic step-up will not occur and the automatic step-up feature will be suspended immediately. If you decline an automatic step-up in the Benefit Base, we will continue to calculate any roll-ups as described above. Assuming your rider is still in effect at the next step-up interval, you may reactivate the automatic step-up option by contacting us at the phone number or address provided on the first page of the prospectus.

..  Taking Withdrawals
  The following section describes how taking withdrawals may impact the Benefit Base. Prior to the Benefit Eligibility Date, all withdrawals are considered excess withdrawals. Withdrawals will reduce the Benefit Base by the same proportion as Contract Value is reduced by the withdrawal. If the Benefit Base is greater than the Contract Value at the time of the withdrawal, the withdrawal will reduce the Benefit Base by more than the withdrawal amount as shown in the example below. Then, on the Benefit Eligibility Date, which is generally the date the youngest Covered Person attains age 60, if the single life option is in effect or the date the younger spouse attains age 65, if the spousal life option is in effect, we will calculate the Annual Benefit Amount using the reduced Benefit Base.

 Example
   Assume the Contract Value is $50,000 and the Benefit Base is $75,000. A withdrawal of $5,000 is made prior to the Benefit Eligibility Date. The Contract Value is reduced by 10% ($5,000 / $50,000) as a result of the withdrawal. Therefore, the Benefit Base is reduced by 10% or $7,500. The new Benefit Base is $75,000 - $7,500 = $67,500.

   After you reach the Benefit Eligibility Date, whether withdrawals will reduce the Benefit Base depends on whether cumulative withdrawals in any rider year exceed the Annual Benefit Amount as described below. The Annual Benefit Amount is not available to you for withdrawals or payments unless you have reached the Benefit Eligibility Date.

  . If cumulative withdrawals in any rider year after the Benefit Eligibility Date do not exceed the Annual Benefit Amount then in effect, the Benefit Base will not be reduced.

  . If a withdrawal causes the cumulative withdrawals in any rider year after the Benefit Eligibility Date to exceed the Annual Benefit Amount, the amount withdrawn in excess of the Annual Benefit Amount and any subsequent withdrawals in that rider year are all considered excess withdrawals. Each excess withdrawal will reduce the Benefit Base in the same proportion as the Contract Value is reduced by the excess withdrawal. This reduction in the Benefit Base reduces the amount of future permitted withdrawals and may also reduce any amount available for guaranteed payments if the Contract Value goes to zero.

  . Currently, withdrawals taken after the Benefit Eligibility Date to meet Internal Revenue Code Required Minimum Distribution ("RMD") requirements as defined by the Internal Revenue Code are not considered to exceed the Annual Benefit Amount and therefore do not reduce the Benefit Base. However, we may change this rule at our discretion in which case such withdrawals taken following this change may be considered excess withdrawals as described below.

  For IRA and qualified plan contracts, cumulative withdrawals in a rider year after the Benefit Eligibility Date will be considered excess withdrawals only if they exceed the greatest of (a), (b) and (c), where:

   (a) =the current Annual Benefit Amount;

(b) = theRMD for the 1st calendar year during the rider year; and

(c) = theRMD for the 2nd calendar year during the same rider year.

   Sample calculations showing the effect of a withdrawal that is equal to the Annual Benefit Amount and then a withdrawal that is more than the Annual Benefit Amount

   Assume that your Contract Value is $100,000 and your Benefit Base is $120,000. Assume you are making your first withdrawal and that you have already reached the Benefit Eligibility Date.

   Since this is your first withdrawal (and it is occurring after the Benefit Eligibility Date), the Annual Benefit Percentage is determined by the youngest Covered Person's attained age on the date of first withdrawal.

 Assume this Annual Benefit Percentage is 5%. The Annual Benefit Amount therefore is $6,000, which is 5% multiplied by the Benefit Base (5% times $120,000). Now assume that the withdrawal amount is $6,000. Since your cumulative withdrawals during the rider year have not exceeded the Annual Benefit Amount, the amount withdrawn is not considered to be an excess withdrawal and there is no adjustment to your Benefit Base. So your Contract Value will decrease to $94,000 as a result of your withdrawal, but your Benefit Base will remain at $120,000.

   Assume that later that rider year, you withdraw an additional $10,000 and that the Contract Value prior to the withdrawal was $96,000. Your Contract Value would reduce to $86,000 as a result of the second withdrawal. Your cumulative withdrawals for the year are now $16,000, which exceeds your Annual Benefit Amount by $10,000. The excess withdrawal reduced your Contract Value by 10.42% ($10,000 divided by $96,000), and accordingly, your Benefit Base is reduced by 10.42%, from $120,000 to $107,500. Your Annual Benefit Amount would be recalculated as 5% of $107,500 or $5,375.

  Withdrawals from the contract have other potential consequences, including potential imposition of surrender charges and premium taxes, and federal income tax consequences. Withdrawals, including withdrawals taken to meet Required Minimum Distribution requirements that do not exceed the Annual Benefit Amount are considered to be within the contract's free withdrawal amount. However, withdrawals above the Annual Benefit Amount, including withdrawals taken to meet Required Minimum Distribution requirements, are subject to any surrender charges imposed under the contract. Please see "Surrender of Contract and Withdrawals" and "Federal Income Taxes" for more information.

Extended Care Enhancement
  The Extended Care Enhancement is an optional feature available with the Phoenix Flexible Withdrawal Protector rider that allows for an increase in the Annual Benefit Amount when the Covered Person is confined to a nursing home, and meets the conditions specified below. As with other benefits provided by the rider, this benefit is available only on and after the Benefit Eligibility Date. This feature is subject to state availability.

Conditions
  We will increase the Annual Benefit Amount when the Covered Person has been confined to a nursing home as defined below for a least one day of the rider year, and has met the elimination period and waiting period requirements. This increase in the Annual Benefit Amount lasts for the same amount of time the Covered Person is confined and is calculated as described below. To meet the elimination period requirements, the Covered Person must have been confined to a nursing home for at least 180 consecutive days within the last 365 days. To meet the waiting period requirements, the Covered Person must not have been confined to a nursing home 12 months before the rider date and twelve months following the rider date. If you are confined to a nursing home during the waiting period, you will never be eligible for benefits under the Extended Care Enhancement.

  . A nursing home is a facility that is licensed to operate pursuant to the laws and regulations of the state in which is it located as a nursing home to provide 24-hour convalescent and related nursing care services 7 days a week by an on-site registered nurse on a continuing inpatient basis for persons who are chronically ill or who otherwise require assistance in performing the basic activities of daily living. The facility must provide care prescribed by a physician and performed or supervised by a registered graduate nurse. In addition the facility must have a planned program of policies and procedures developed with the advice of, and periodically reviewed by, at least one physician.

  . A nursing home does not include a hospital (acute care), a rehabilitation hospital, an assisted living facility, a facility for the treatment of alcoholism, drug addiction, mental illness, or nervous disorders, a rest home (a home for the aged or a retirement home), a residential care facility, or any other facility which does not, as its primary function, provide assistance in performing the basic activities of daily living.

  No benefits under the Extended Care Enhancement feature will be provided if other similar benefits have been purchased through the Company, or any of its subsidiaries or affiliates.

  If the Extended Care Enhancement feature is in effect, and you have met the above conditions, we will determine the Annual Benefit Amount by multiplying the Benefit Base by a specified percentage, currently 200%, multiplied by the Annual Benefit Amount Percentage. When the Covered Person is no longer confined to a nursing home, we will reduce the Annual Benefit Amount to that which is ordinarily provided under the Phoenix Flexible Withdrawal Benefit.

Payment of the Annual Benefit Amount when the Contract Value is greater than zero
  The Annual Benefit Amount is not available to you before the Benefit Eligibility Date. After you reach the Benefit Eligibility Date, you may take withdrawals equal to the Annual Benefit Amount each year the Contract Value is greater than zero. You can establish a Systematic Withdrawal Program for payments equal to a specified amount or can request payments according to your own schedule. See "Systematic Withdrawal Program" for additional details about how to use this program and the program's restrictions.

Payment of the Annual Benefit Amount when the Contract Value is zero
  The Annual Benefit Amount is not available to you before the Benefit Eligibility Date. If, when the Contract Value goes to zero, the Benefit Base is greater than zero, then, one month after the later of the date the Contract Value goes to zero and the Benefit Eligibility Date, we will begin to pay you equal monthly payments of an amount that will equal the Annual Benefit Amount divided by twelve. We will make these payments under the single life option or spousal life option, whichever you selected at the time you purchased the rider. For the single life option, all Covered Persons must be living on the date we make the first payment, and for the spousal life option, at least one spouse must be living. Payments will continue until the first death of any Covered Person(s) for the single life option, or until the death of the surviving spouse for the spousal life option. We may change the payment frequency to annual if a monthly payment would be otherwise less than any minimum payment requirement.

Maximum Maturity Date Benefit
  If your Contract Value is greater than zero and you cannot extend the maturity date of the contract any later, this rider allows you to exchange the Contract Value for lifetime payments equal to the Annual Benefit Amount in lieu of applying the Contract Value to one of the annuity payment options offered under the contract. Otherwise, your contract will enter the annuity period and you may choose any of the annuity options then available. See "The Annuity Period".

Termination of Phoenix Flexible Withdrawal Benefit
  The rider will terminate without value on the date the first of any of the following events occur:

1.any Covered Person is changed;

2.annuity payments begin under an annuity payment option as described in the contract;

3.the contract, to which the rider is attached, terminates;

4.the owner elects to terminate the rider;

5.when any portion of the Contract Value is no longer invested in one of the approved asset allocation programs;

6.the Contract Value and Benefit Base are both reduced to zero;

7.any Covered Person under the single life option, or the surviving Covered
  Person under the spousal life option dies; or

8.you assign any rights or interest in the rider.

  Once the rider is terminated it cannot be reinstated and the pro rata portion of the rider fee will be deducted from the Contract Value on the date the rider terminates.

Special Risks Associated with Withdrawals
  The following chart demonstrates special risks that are associated with taking withdrawals when the Phoenix Flexible Withdrawal Protector is attached to a contract when the Contract Value and Benefit Base are both greater than zero. Whether or not a withdrawal is considered "permitted" or "excess" is described in the section "Taking Withdrawals", in the description of the Benefit Base. When the Contract Value is reduced to zero, lifetime payments will begin and withdrawals are no longer allowed from the contract.



                                                                                                      Permitted    Excess
Scenario                                                                              No Withdrawals Withdrawals Withdrawals
--------                                                                              -------------- ----------- -----------
Automatic Contract Value reduction...................................................                     X           X

Reduction to Benefit Base............................................................                                 X

Gives you the highest potential Annual Benefit Amount available under the rider/1/...       X

Cancels your ability to have subsequent premium payments automatically increase
  the Benefit Base...................................................................                     X           X

Cancels your ability to "roll-up" and increase your Benefit Base.....................                     X           X

Reduces the likelihood of an automatic step-up/2/....................................                     X           X

Premium payments increase the Benefit Base...........................................       X

Potential to terminate the rider without value if reduces the Contract Value to zero.                                 X

Permanently sets the Annual Benefit Percentage.......................................                     X           X

Permanently sets the Annual Benefit Amount if the Contract Value is reduced to
  zero and the Benefit Base is greater than zero.....................................                     X

Potential surrender charges..........................................................                                 X

Potential premium taxes and/or federal income tax consequences.......................                     X           X

-----------------


/1/ The potential Annual Benefit Amount is greatest if at the end of the roll-up period, no withdrawals have been made and the youngest Covered Person has attained the Benefit Base Multiplier Age.

/2/ In order to obtain an automatic step-up, your Contract Value must be greater than your Benefit Base on the rider anniversary. If you make withdrawals, your Contract Value will automatically decline, therefore reducing the likelihood that your Contract Value will be greater than your Benefit Base on your next rider anniversary, thus also reducing the likelihood that you will be able to step-up your Benefit Base.

GMWB 2007 and earlier versions (available only if Phoenix Flexible Withdrawal Protector is not available in your applicable state).

  This optional rider provides a Guaranteed Minimum Withdrawal Benefit that guarantees a minimum amount that you will be able to withdraw from your contract, regardless of investment performance. GMWB is intended to help protect you against poor market performance if you make withdrawals within the limits described below. GMWB does not establish or guarantee a Contract Value or in any way guarantee the investment performance of any investment option available under the contract. You may begin taking withdrawals immediately or at a later time. You will not lose the guarantee if you don't make withdrawals or if you withdraw less than the limit allowed as specified below. If you do make withdrawals, income taxes, tax penalties and surrender charges may apply. A fee for this benefit is deducted on each contract anniversary. See the "Optional Benefit Fees" chart and refer to "Deductions and Charges" above.

  Currently we allow you to elect GMWB only on the Contract Date. We may remove this restriction in the future.

  This benefit is not available to you if you are the beneficiary of a deceased Owner's Contract and are utilizing this Contract as an Inherited/Stretch Annuity.

Asset Allocation or Strategic Program Requirement
  If you purchase GMWB, you must select one of the approved programs through which to allocate your premium payments and Contract Values. You should consult with your registered representative when you initially select a program and periodically review your program with your registered representative to determine if you need to change programs. You may, at any time, switch your current program or option to another, as well as to any modified or new programs or options the Company may make available. We reserve the right to restrict availability of investment options.

  Although you may cancel your participation in a program, you should consult your registered representative before doing so, as canceling the program will cause GMWB to terminate without value. You may later re-enroll in a program but re-enrollment will not reinstate GMWB if it has terminated. If a program is eliminated while GMWB is in effect, you will receive notice and you must choose, in consultation with your registered representative, among the other programs and options available.

  Descriptions of the programs are found in "Asset Allocation and Strategic Programs" above.


GMWB 2007 (issued on or after January 16, 2007 and before Phoenix Flexible Withdrawal Protector becomes available in your applicable state)
  GMWB 2007, guarantees that each contract year after the Benefit Eligibility Date, you may take withdrawals up to the annual benefit amount until the first death of any Covered Person, if the Single Life Option is in effect, or until the last death of any Covered Person if the Spousal Life Option is in effect even if your Contract Value reduces to zero.


Benefit Eligibility Date
  The Benefit Eligibility Date represents the date when your lifetime Annual Benefit Amount is available to you.

  The Benefit Eligibility Date when the for Single Life Option is in effect is the later of the date that this rider is added to the contract (the "rider date") and the contract anniversary on or following the date the youngest Covered Person attains age 60.

  The Benefit Eligibility Date when the Spousal Life Option is in effect is the later of the rider date or the contract anniversary on or following the date the youngest Covered Person attains age 65. If either spouse dies prior to the Benefit Eligibility Date, the Benefit Eligibility Date will be reset to the later of (a)the contract anniversary following the spouse's date of death, and
(b)the contract anniversary on or following the surviving spouse attaining age
65.

Covered Person
  The Covered Person is the person whose life is used to determine the duration of lifetime Annual Benefit Amount payments. The Covered Person must be a natural person; the owner, however, can be a non-natural person, e.g., a trust or corporation can be designated.

Single Life Option
  Covered Person(s) can be one or more lives. If there is only one designated owner, that owner is the Covered Person. If there are multiple owners, all owners are Covered Persons. If none of the owners are a natural person, all annuitants become the Covered Persons. The rider terminates upon the first death of the Covered Person(s).

Spousal Life Option

  Generally, Covered Persons must be two legal spouses under Federal law to receive any economic benefit from the election of this option (See "Definition of "Spouse" under Optional Benefits" for more information). For contracts issued in New Jersey and Oregon, Covered Persons must be either two legal spouses under federal law or domestic partners under state law. If there is only one designated owner, the Covered Persons must be the owner and the owner's spouse, and the spouse must be the sole beneficiary. If there are spousal owners, the Covered Persons must be the spousal owners, and they must both be the beneficiaries. You cannot elect the Spousal Life Option if you wish to designate multiple non-spousal owners, or ownership by a non-natural person. The rider terminates upon the last death of the Covered Persons.


Annual Benefit Amount
  If your Contract Value is greater than zero, the Annual Benefit Amount represents the maximum amount you can withdraw each Contract Year after the Benefit Eligibility Date without reducing the Benefit Base. If your Contract Value reduces to zero, the Annual Benefit Amount represents the annual lifetime amount we will pay.

  Prior to the Benefit Eligibility Date, the Annual Benefit Amount is set equal to zero. On and after the Benefit Eligibility Date, the Annual Benefit Amount equals 5% of the Benefit Base. The Annual Benefit Amount is recalculated whenever the Benefit Base is recalculated, as specified below. The Annual Benefit Amount may never be less than zero.

Benefit Base
  The Benefit Base is the amount established for the sole purpose of determining the Annual Benefit Amount. On the rider date, the Benefit Base is equal to the Contract Value. Thereafter, the Benefit Base may be increased by an applicable Roll-Up, or Automatic Step-Up, or subsequent premium payments. The Benefit Base may be reduced by withdrawals. The Benefit Base may never exceed $5,000,000.

Subsequent Premium Payments
  When a subsequent premium is received, the Benefit Base equals the current Benefit Base plus the premium payment amount.

Withdrawals Prior to Benefit Eligibility Date
  Prior to the Benefit Eligibility Date, withdrawals, including withdrawals taken to meet Required Minimum Distribution requirements (as defined by the Internal Revenue Code), will reduce the Benefit Base in the same proportion as the Contract Value is reduced. Surrender charges may also be assessed if the withdrawal is made within the surrender charge period.

Withdrawals On or After Benefit Eligibility Date
  On or after the Benefit Eligibility Date, withdrawals may cause the Benefit Base to be reduced, depending on the amount of the withdrawal.

  . If cumulative withdrawals in any Contract Year are less than or equal to the Annual Benefit Amount then in effect, the Benefit Base will not be reduced.

  . If a withdrawal causes the cumulative withdrawals during a Contract Year to exceed the Annual Benefit Amount, the amount withdrawn in excess of the Annual Benefit Amount and any subsequent withdrawals are all considered excess withdrawals. Each excess withdrawal will reduce the Benefit Base in the same proportion as the Contract Value is reduced by the excess withdrawal.

  . Withdrawals taken to meet the Required Minimum Distribution requirement will be deemed to be within the Annual Benefit Amount and will not cause the Benefit Base to be reduced.

Roll-Up
  On each contract anniversary during the first 10 Contract Years following the rider date, if no withdrawals have been taken since the rider date, the Benefit Base will be increased by a percentage of the Benefit Base as of the prior contract anniversary, or, for the Roll-Up at the end of the first contract year, a percentage of the Benefit Base on the last valuation date of the first contract year, prior to any Step-Up. The percentage applied is determined when your contract is issued and is shown on the rider specifications page for your rider. Any Roll-Up occurs prior to any applicable Automatic Step-Up, as described below.

Automatic Step-Up
  On each contract anniversary after the rider date, the Contract Value and Benefit Base are compared. If the Contract Value is greater than the current Benefit Base, we will automatically step-up the Benefit Base to equal the Contract Value. If, however, the Automatic Step-Up has been suspended, as described below, no Automatic Step-Up will occur.

  We may prospectively increase the fee percentage on the effective date of any Automatic Step-Up, subject to the maximum fee percentage of 1.50%. If there is an increase in the fee percentage, we will notify you at least 30 days prior to the contract anniversary. You can decline the increase by contacting us no later than seven days prior to the contract anniversary. If you decline the fee increase, the Automatic Step-up feature will be suspended immediately and your fee percentage will remain unchanged. Once your Automatic Step-up is suspended, you will no longer be eligible for any future Automatic Step-up unless you later request in writing to reactivate it. After we receive your request for reactivation, the Automatic Step-up will resume on the following contract anniversary and the fee percentage effective at that time will apply.

Contract Value Reduced to Zero
  When the Contract Value is reduced to zero, the contract terminates and all rights under the contract and the rider terminate other than as described below.

  We will pay you an amount per year equal to the Annual Benefit Amount, until the first death of the Covered Person(s) for the Single Life Option, or until the last death of the Covered Persons for the Spousal Life Option. We will automatically make monthly payments equal to one-twelfth of the Annual Benefit Amount. We may change the payment frequency to annual if a monthly payment would be otherwise less than any minimum payment requirement.

  If the Contract Value is reduced to zero before the Benefit Eligibility Date, we will calculate the Annual Benefit Amount. The new Annual Benefit Amount is equal to 5% of the Benefit Base at the time the Contract Value reduces to zero. Monthly Payments, however, will not commence until one month after the Benefit Eligibility Date.

  If the Contract Value is reduced to zero on or after the Benefit Eligibility Date, monthly payments will commence one month after the Contract Value reduces to zero.

  Payments under the Single Life Option cover only one life, and will continue until the first death of the Covered Person(s). All Covered Persons must be living on the date we make the first payment.

  Payments under the Spousal Life Option cover two spousal lives, and will continue until the last death of the Covered Persons. Under the Spousal Life Option at least one of the Covered Persons must be living on the date we make the first payment.

Cancellation
  You may cancel this rider at anytime in writing in a form acceptable to us. Once cancelled, all rights and benefits under the rider terminate. We will assess the current year rider fee at time of cancellation prorated by the time elapsed for the contract year. Past rider fees will not be refunded.

Termination of Benefit
  This benefit will terminate without value on the occurrence of any of the following dates

.. the date of first death of the Covered Person(s) for the Single Life Option, or the date of last death of the Covered Persons for the Spousal Life Option.

.. the date there is a change of contract Owner(s) (or Covered Person if the contract Owner is a non-natural person);

.. the date annuity payments commence under an Annuity Payment Option as described in the contract;

..  the date the contract to which this benefit is attached terminates;

..  the date any investment restriction is violated;

..  the date both the Contract Value and Benefit Base have been reduced to zero;
   or

..  the date the contract Owners elect in writing to terminate the benefit.

Version I (issued prior to January 16, 2007),
  Version I, issued prior to January 16, 2007, provides a Guaranteed Minimum Withdrawal Benefit that guarantees at least the return of your Contract Value on the date that this rider is added to the contract) plus the sum of all premium payments made after the rider date, multiplied by the Benefit Amount Percentage. The Benefit Amount Percentage is currently 105%. If your rider was issued on or after November 16, 2005 in states where the rider has been approved, you must annuitize your contract under one of the GMWB Annuity Payment Options described below to receive the benefits provided by this rider.

  Version I offers four options: GMWB 5, GMWB 7, Lifetime GMWB and Lifetime GMWB for 2--Spousal Continuation ("Lifetime GMWB for 2"). GMWB 5 and GMWB 7 are non-lifetime withdrawal benefits; Lifetime GMWB and Lifetime GMWB for 2 are lifetime withdrawal benefits. Version I guarantees withdrawals or payments each year equal to the Withdrawal Limit until we have returned your Contract Value on the rider date plus the sum of all premium payments made after the rider date, multiplied by the Benefit Amount Percentage. In addition, if you elect Lifetime GMWB and the owner is alive after we have returned your Contract Value on the rider date plus the sum of all premium payments made after the rider date, multiplied by the Benefit Amount Percentage, we will continue to make payments each year equal to the Withdrawal Limit until the death of the owner. If you elect Lifetime GMWB for 2 and the owner and/or beneficiary is alive after we have returned your Contract Value on the rider date plus the sum of all premium payments made after the rider date, multiplied by the Benefit Amount Percentage, we will continue to make payments each year equal to the Withdrawal Limit until the later of the death of the owner and beneficiary.

  You elect one option of the GMWB on the rider date and this election is irrevocable except as provided in the Optional Reset provision described below. Currently, we only allow you to elect this rider on the Contract Date. The GMWB can not be terminated except as described below.

  This rider is subject to the following issue age, ownership, and beneficiary limitations, subject to state regulations.

  For the GMWB 5 and GMWB 7 options, for nonqualified plans, the base contract minimum and maximum issue ages apply to this rider. For qualified plans, the base contract minimum issue age applies to this rider and the maximum issue age is 80.

  For the Lifetime GMWB option, there can be only one owner, and the owner must be a natural person. For nonqualified plans, the base contract maximum issue age applies to this rider and the minimum issue age is 60. For qualified plans, the minimum issue age is 60 and the maximum issue age is 80.

  For the Lifetime GMWB for 2 option, there may be one or two owners and both must be natural persons. If there is one owner, the spouse must be sole beneficiary and eligible for spousal continuation of contract. If there are two owners, they must be spouses and eligible for spousal continuation of contract; the same two individuals must be the beneficiaries. For nonqualified plans, the minimum issue age is 65 for the owner and beneficiary and the base contract maximum issue age applies to this rider. For qualified plans, the minimum issue age is 65 for the owner and beneficiary and the maximum issue age is 80 for the owner and beneficiary.

Benefit Amount
  The Benefit Amount is the amount available for withdrawals or payments and is established for the sole purpose of determining the Withdrawal Limit, Benefit Payment and Benefit Payment Duration. It is not used in calculating the surrender value or other values or benefits.

  The Benefit Amount is calculated on the rider date. If the rider is not issued as a result of an Optional Reset, the Benefit Amount is equal to the Contract Value on the rider date multiplied by the Benefit Amount. The Benefit Amount will change as a result of subsequent premium payments, withdrawals or an Optional Reset as described below.

  The Benefit Amount is recalculated after each subsequent premium payment. The new Benefit Amount is equal to the current Benefit Amount plus Benefit Amount Percentage multiplied by the subsequent premium payment. If your rider was issued on or after November 16, 2005 in states where the rider has been approved, the new Benefit Amount (calculated as a result of a subsequent premium payment) will never be greater than the Contract Value on the rider date plus total subsequent premium payments less total withdrawals made after the rider date, multiplied by the Benefit Amount Percentage.

  The Benefit Amount is recalculated after each withdrawal. If the Contract Value before the withdrawal is greater than or equal to the Benefit Amount before the withdrawal, the new Benefit Amount is equal to the Benefit Amount before the withdrawal less the amount of the withdrawal. If the sum of all withdrawals in any given rider year exceeds the Withdrawal Limit and if the Contract Value before the withdrawal is less than the Benefit Amount before the withdrawal, then the new Benefit Amount is equal to the Contract Value after the withdrawal. The Benefit Amount may never be less than zero.

  Withdrawals taken to meet Required Minimum Distribution requirements with respect to this contract will be deemed to be within the Withdrawal Limit for purposes of the GMWB benefit.

Withdrawal Limit
  The Withdrawal Limit is calculated on the rider date and is equal to the initial Benefit Amount multiplied by the Withdrawal Limit Percentage, currently 7% for GMWB 7 and 5% for GMWB 5, Lifetime GMWB and Lifetime GMWB for 2. The Withdrawal Limit will change as a result of subsequent premium payments, withdrawals or an Optional Reset as described below.

  If the sum of all withdrawals in any given rider year does not exceed the Withdrawal Limit, no surrender charge will be deducted, even if such withdrawals exceed the free withdrawal amount. If the free withdrawal amount is less than the Withdrawal Limit, withdrawals in excess of the Withdrawal Limit will be subject to a surrender charge.

  Withdrawals taken to meet Required Minimum Distribution requirements with respect to this contract will be deemed to be within the Withdrawal Limit for purposes of the GMWB benefit.

If your rider was issued before November 16, 2005 or in states where the rider has not been approved:
  The Withdrawal Limit is recalculated after each subsequent premium payment. The new Withdrawal Limit is equal to (A)multiplied by (B), added to (C), where:

 (A) =Withdrawal Limit Percentage;

 (B) =Benefit Amount Percentage multiplied by the premium payment; and

 (C) =current Withdrawal Limit.

  The Withdrawal Limit is recalculated after each withdrawal if the sum of all withdrawals in any given rider year exceeds the Withdrawal Limit and if the Contract Value before the withdrawal is less than the Benefit Amount before the withdrawal. The new Withdrawal Limit will be equal to the Withdrawal Limit Percentage multiplied by the Contract Value after the withdrawal. The Withdrawal Limit may never be less than zero. If the Benefit Amount is reduced to zero, then the Withdrawal Limit is equal to zero.

If your rider was issued on or after November 16, 2005 in states where the rider has been approved:
  The Withdrawal Limit is recalculated after each subsequent premium payment. The new Withdrawal Limit is equal to the greater of the current Withdrawal Limit and the Withdrawal Limit Percentage multiplied by the Benefit Amount after the subsequent premium payment.

  The Withdrawal Limit is recalculated after each withdrawal if the sum of all withdrawals in any given rider year exceeds the Withdrawal Limit. The new Withdrawal Limit will be equal to the Withdrawal Limit Percentage multiplied by the Contract Value after the withdrawal. The Withdrawal Limit may never be less than zero.

Optional Reset
  The purpose of an Optional Reset is to lock in a higher Benefit Amount, which may increase the Withdrawal Limit and lengthen the period of time over which withdrawals and payments can be taken. Locking in a higher Benefit Amount increases your total future guaranteed withdrawals or payments.

  If you have Lifetime GMWB or Lifetime GMWB for 2, you may elect an Optional Reset on the first rider anniversary or any subsequent rider anniversary where the Contract Value is greater than the Benefit Amount. If you have GMWB 5 or GMWB 7, you may elect an Optional Reset on the fifth rider anniversary or any rider anniversary thereafter where the Contract Value is greater than the Benefit Amount.

  If you elect the Optional Reset, we will terminate the existing rider and issue a new rider. At that time, you will be given the opportunity to change to a different version of the GMWB if you meet all of the issue age, ownership and beneficiary requirements. You must notify us within 30 days after the rider anniversary that you wish to elect the Optional Reset.


  As a result of an Optional Reset, we will set the Benefit Amount equal to the Contract Value on the date of the reset. In addition, we will set the Withdrawal Limit equal to the Withdrawal Limit Percentage (under the new rider) multiplied by the Benefit Amount. We will also reset the Benefit Amount Percentage and the GMWB Fee Percentage to the then current percentages we are offering for new issues of the rider on the date of the reset. The GMWB Fee Percentage will never exceed the maximum charge of shown in the table of "Optional Benefit Fees."


  We reserve the right to prohibit the Optional Reset if we no longer offer GMWB as an additional option on new issues of the contract.

Contract Value Reduced to Zero
  If the Contract Value is reduced to zero, you will begin receiving monthly payments one month following the date the Contract Value is reduced to zero as described below. Subsequent payments will be made on the same date each month as the first payment. Payments may not be commuted or accelerated. Once you begin receiving monthly payments you will be prohibited from making any further premium payments, withdrawals, transfers, surrenders, or commencing annuity payments under an Annuity Payment Option as described in the contract. In addition, you will be prohibited from electing the Optional Reset or any other optional riders previously available under your contract.

  The Benefit Payment is the amount of each monthly payment we will make to you after your Contract Value has been reduced to zero. The Benefit Payment is calculated on the date the Contract Value is reduced to zero. The Benefit Payment is equal to one twelfth of the Withdrawal Limit on the date the Contract Value is reduced to zero.

  The Benefit Payment Duration is the number of months it will take for us to return the Benefit Amount remaining on the date the Contract Value is reduced to zero. The Benefit Payment Duration is equal to (A)divided by (B), rounded to the next highest whole number, where:

  A =the Benefit Amount on the date the Contract Value is reduced to zero; and

  B =the amount of the Benefit Payment.

  The Benefit Payment Duration may be zero, if (A) above is equal to zero.

If your rider was issued before November 16, 2005 or in states where the rider has not been approved:
  You will receive monthly payments equal to the Benefit Payment for the Benefit Payment Duration. We reserve the right to make a lump sum payment equal to the Benefit Amount in lieu of monthly payments. Except to the extent required under Federal income tax laws, the total annual payments will not exceed the Withdrawal Limit on the date the Contract Value was reduced to zero. Monthly payments made under this rider shall be considered withdrawals from the contract under Federal income tax law, and shall be subject to the same requirements as any other withdrawal. Similarly for qualified contracts, we will apply the non-annuity rules for determining minimum required distributions, meaning that a percentage of the value of all benefits under the contract may need to be withdrawn each year. The value may have to include the value of enhanced death benefits and other optional contract provisions such as the GMWB rider itself.

If your rider was issued on or after November 16, 2005 in states where the rider has been approved:
.. We will set the Maturity Date equal to the date the Contract Value is reduced to zero.

.. If you have GMWB 5 or GMWB 7 and the Benefit Amount is greater than zero, you will receive fixed annuity payments under the GMWB Specified Period Certain Payment Option described below.

.. If you have Lifetime GMWB and the original owner is alive, you will receive fixed annuity payments under the GMWB Life with Period Certain Payment Option described below.

.. If you have Lifetime GMWB and the original owner is not alive (but the beneficiary has elected to continue the contract under spousal continuation) and the Benefit Amount is greater than zero, you will receive fixed annuity payments under the GMWB Specified Period Certain Payment Option described below.

.. If you have Lifetime GMWB for 2, you will receive fixed annuity payments under the GMWB Joint Life with Period Certain Payment Option described below.

GMWB Annuity Payment Options
  This section describes the GMWB Annuity Payment Options available if your rider was issued on or after November 16, 2005 in states where the rider has been approved.

  GMWB Specified Period Certain Payment Option: We will make monthly fixed annuity payments equal to the Benefit Payment for the number of months defined by the Benefit Payment Duration. Upon the death of the last surviving owner (or annuitant, if the owner is a non-natural person), annuity payments, if any remain, will continue to the beneficiary. We reserve the right to make a lump sum payment equal to the Benefit Amount in lieu of monthly fixed annuity payments under this option.

  GMWB Life with Period Certain Payment Option: We will make monthly fixed annuity payments equal to the Benefit Payment for the number of months defined by the Benefit Payment Duration. If the owner is still alive after the Benefit Payment Duration, we will continue to make payments until the death of the original owner, subject to proof of survivorship. Upon the death of the owner, annuity payments, if any remain, will continue to the beneficiary.

  GMWB Joint Life with Period Certain Payment Option: We will make monthly fixed annuity payments equal to the Benefit Payment for the number of months defined by the Benefit Payment Duration. If the owner is still alive after the Benefit Payment Duration, we will continue to make payments until the later of the death of the original owner and the beneficiary, subject to proof of survivorship. Upon the death of the owner and beneficiary, annuity payments, if any remain, will continue to the beneficiary.

Benefit Termination
  This benefit will terminate without value on the occurrence of any of the following events:

..  the change of ownership of the contract for any reason; or

.. the commencement of annuity payments under an Annuity Payment Option as described in the contract; or

..  termination of the contract to which this benefit is attached; or

..  the election of the Optional Reset, if available; or

..  the surrender of the contract; or

.. the death of the owner (or annuitant, if the owner is a non-natural person) unless the contract is continued by a surviving spouse; or

.. any portion of the Contract Value is no longer invested in accordance with the requirements of an asset allocation program; or

.. if you have GMWB 5 or GMWB 7, when the Contract Value and Benefit Amount have been reduced to zero; or

.. if you have Lifetime GMWB, when the Contract Value and Benefit Amount have been reduced to zero and upon death of the original owner; or

.. if you have Lifetime GMWB for 2, when the Contract Value and Benefit Amount have been reduced to zero and upon the later of the death of the original owner and the beneficiary.


Phoenix Retirement Protector: A Flexible Combination (GMAB/GMWB) Benefit

Summary of Benefit
  The Phoenix Retirement Protector may be elected by you for an additional charge at the time you purchase your contract if it has been made available in your applicable state by us. You may only purchase one Optional Guaranteed Benefit with the contract. Phoenix Retirement Protector combines two different guarantees into one rider: (i) a guaranteed minimum accumulation benefit ("GMAB"), and (ii) a guaranteed minimum withdrawal benefit ("GMWB"). You may also elect an optional guaranteed minimum death benefit ("GMDB") with the Phoenix Retirement Protector, also for an additional charge. When you elect the Phoenix Retirement Protector, the GMAB and GMWB components are automatically included. You must elect the GMDB component to be included as part of the rider at the time you purchase the contract. By purchasing this rider, you are able to obtain a GMAB and a GMWB through the same contract. This may be appropriate if you want to be able to use the contract either for maximum accumulation or for maximum ability to provide payments at the time you purchase your contract. However, certain actions which have a positive impact on one component of the benefit may have a negative impact on another component of the benefit. As a result, you should carefully consider the impacts of various events and transactions on each benefit component.

  Some of the terms and features of the GMAB and GMWB components of this benefit are different from the individually offered GMAB and GMWB riders.

.. For example, the GMAB component offered under Phoenix Retirement Protector provides for a step-up of the GMAB Benefit Base and a new 10-year GMAB waiting period at the end of each GMAB waiting period; the stand-alone GMAB rider does not provide for a step-up and only provides the initial 10-year waiting period. You should consider the GMAB component offered under Phoenix Retirement Protector if you want the opportunity to lock-in market gains or if you have a longer investment horizon and could potentially benefit from multiple waiting periods. However, if you simply want a return of first-year premium at the end of the initial 10-year waiting period, then you should consider the individually offered GMAB.

.. For example, the GMWB component offered under Phoenix Retirement Protector provides for a lifetime and a non-lifetime Annual Benefit Amount and allows you to choose between lifetime and non-lifetime payments when the contract value is reduced to zero; the stand-alone GMWB rider only provides a lifetime Annual Benefit Amount. You should consider the GMWB component offered under Phoenix Retirement Protector if you want the flexibility to guarantee lifetime income payments or income payments over a specified period of time or if you want the flexibility to defer the decision between lifetime and non-lifetime payments to the date the Contract Value is reduced to zero. However, if you know that you won't have a need for non-lifetime income payments, then the individually offered GMWB may be more appropriate for you.

.. For example, if you don't know what your future accumulation and/or income needs may be on the date your contract is issued, then you should consider the Phoenix Retirement Protector because it provides a GMAB and GMWB through the same contract and allows you to defer the decision between accumulation and income. However, if you know what your future accumulation or income needs will be on the contract issue date (and you know you won't have a need for both accumulation and income benefits), then you should consider the individually offered GMWB or GMAB.

.. Finally, the fees for the Phoenix Retirement Protector differ from the individually offered GMWB and GMAB rider fees.

  The basic benefits and risks of each component of Phoenix Retirement Protector and more detailed descriptions of how the benefits are calculated are described below.

The GMAB Component
  The GMAB component of Phoenix Retirement Protector guarantees a return of a specified percentage of premium after a waiting period regardless of the performance of the asset allocation program(s) in which your premiums and Contract Value have been invested. This feature may be important to you if you are interested in maximizing your Contract Value during the accumulation period. The GMAB does not guarantee the performance of any investment option offered under the contract. The GMAB may have limited usefulness if you need to take withdrawals pursuant to the IRS minimum distribution requirements because of the potential negative effects withdrawals have on the GMAB's benefits. As a result, you should consult with your tax adviser before selecting a rider with a GMAB feature.

The GMWB Component
  The GMWB component guarantees a minimum amount in payments or withdrawals from the contract provided you remain within certain restrictions and limitations described below. When you elect this benefit you choose whether to take withdrawals and payments under the single life option or the spousal life option. Once you make this election, you cannot change it. This choice affects the amount of benefit you may be entitled to receive at various ages and, once your Contract Value goes to zero, the life for which benefit payments will be made.

Contract Value is greater than zero: Guaranteed Withdrawals
  While the Contract Value is greater than zero the GMWB component guarantees that you can make withdrawals from the contract each year up to the Non-Lifetime Annual Benefit Amount, or the Lifetime Annual Benefit Amount, if you have met the GMWB's terms and conditions. The Non-Lifetime Annual Benefit Amount becomes available for withdrawals on the rider date. The Lifetime Annual Benefit Amount is not available for withdrawals until the date the youngest Covered Person covered by the rider reaches a particular age, which is currently age 60 for the single life option and age 65 for the spousal life option. This is called the GMWB Benefit Eligibility Date. The Non-Lifetime Annual Benefit Amount equals a percentage shown on your rider specifications page multiplied by the "GMWB Benefit Base." The Lifetime Annual Benefit Amount is a percentage called the "Lifetime Annual Benefit Percentage" multiplied by the GMWB Benefit Base or, if the first withdrawal occurs prior to the GMWB Benefit Eligibility Date, by the lesser of the GMWB Benefit Base or the Contract Value. The Lifetime Annual Benefit Percentage is shown on your rider specifications page and varies based on the attained age of the youngest Covered Person on the date of the first withdrawal.

  Withdrawals from the contract affect the Non-Lifetime Annual Benefit Amount, the Lifetime Annual Benefit Amount, and the GMWB Benefit Base differently. A brief summary is provided below. A more detailed description of the impact of withdrawals is provided in the "Taking Withdrawals" section.

..  Certain types of withdrawals will not impact the Non-Lifetime Annual Benefit
   Amount. This includes cumulative withdrawals in any rider year within the Non-Lifetime Benefit Amount taken before or after the GMWB Benefit Eligibility Date.

..  Certain types of withdrawals will not impact the Lifetime Annual Benefit
   Amount. This includes cumulative withdrawals in any rider year within the Lifetime Annual Benefit Amount, once you have reached the GMWB Benefit Eligibility Date.

..  Certain types of withdrawals will impact the Non-Lifetime Annual Benefit
   Amount.

  . Cumulative withdrawals in any rider year taken before or after the GMWB Benefit Eligibility Date in excess of the Non-Lifetime Annual Benefit Amount reduce the Non-Lifetime Annual Benefit Amount in the same proportion as the Contract Value is reduced by the excess amount of the withdrawals.

..  Certain types of withdrawals will impact the Lifetime Annual Benefit Amount.

  . Withdrawals taken prior to the GMWB Benefit Eligibility Date affect the Lifetime Annual Benefit Amount in several ways. If you take a withdrawal from the Contract prior to the GMWB Eligibility Date we will permanently set the Lifetime Annual Benefit Percentage to 5% on the GMWB Benefit Eligibility Date. You may also reduce the Lifetime Annual Benefit Amount that becomes available to you on the GMWB Benefit Eligibility Date because we will use a different calculation to determine the Lifetime Annual Benefit Amount than we would have used had a withdrawal not been taken. Additionally, withdrawals taken prior to the GMWB Benefit Eligibility Date will reduce your GMWB Benefit Base and we will use the lesser of this reduced GMWB Benefit Base and the Contract Value in calculating the Lifetime Annual Benefit Amount on the GMWB Benefit Eligibility Date.

  . Cumulative withdrawals in any rider year taken after the GMWB Benefit Eligibility Date in excess of the Lifetime Annual Benefit Amount reduce the Lifetime Annual Benefit Amount in the same proportion as the Contract Value is reduced by the excess amount of the withdrawals.

Withdrawals reduce the GMWB Benefit Base either by the dollar amount of the withdrawal or by the same proportion as the Contract Value is reduced by the withdrawal regardless of when the withdrawal is taken. (See the "Taking Withdrawals" section in the description of the GMWB Component.)

The GMWB Benefit Base, and ultimately the Non-Lifetime and Lifetime Annual Benefit Amounts, may be increased by premium payments and certain features of the GMWB.

You may still take withdrawals prior to the GMWB Benefit Eligibility Date or in excess of the Lifetime Annual Benefit Amount, but these withdrawals may significantly reduce or eliminate the value of the lifetime guarantees provided by the GMWB component of Phoenix Retirement Protector. See the chart of "Special Risks Associated with Withdrawals" at the end of this section. Withdrawals from the contract have other potential consequences, including potential imposition of surrender charges and premium taxes, and federal income tax consequences. Withdrawals that do not exceed the greater of the Non-Lifetime and Lifetime Annual Benefit Amounts, including withdrawals taken to meet Required Minimum Distributions, are considered to be within the contract's free withdrawal amount and are not subject to surrender charges under the contract. However, withdrawals, including withdrawals taken to meet Required Minimum Distributions, that exceed the greater of the Non-Lifetime and Lifetime Annual Benefit Amounts, as defined below and the contract's free withdrawal amount are subject to any surrender charges imposed under the contract. See "Surrender of Contract and Withdrawals" and "Federal Income Taxes" for more information.

Contract Value is reduced to zero: Guaranteed Payments
If your Contract Value goes to zero and you have met the conditions of the benefit, the contract and all rights under the contract and rider terminate, and you must choose between lifetime or non-lifetime payments. The GMWB component does not provide a lifetime benefit amount prior to the GMWB Benefit Eligibility Date.

If both the lifetime and non-lifetime options are available to you and you choose lifetime payments, we will pay you the Lifetime Annual Benefit Amount each year until the first death of a Covered Person under the single life option or until the death of the surviving spouse under the spousal life options. If you choose non-lifetime payments, we will pay you the Non-Lifetime Annual Benefit Amount until the GMWB Benefit Base is reduced to zero.


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


GMDB Component
The Phoenix Retirement Protector offers a guaranteed minimum death benefit
(GMDB) component which you can elect for an additional fee. The benefit provides a higher GMDB than is provided under the contract provided the GMDB Benefit Base under the rider exceeds the GMDB under the contract. You should consider this benefit if your goal is to provide a higher death benefit.

Asset Allocation or Strategic Program Requirement
You must select one of the approved asset allocation programs when allocating your premium payments and Contract Value if you purchase Phoenix Retirement Protector. Consult with your registered representative before you select a program. Review your selected program periodically with your registered representative to determine if it needs to be changed. You may switch your current program at any time to another the Company has approved and made available. However, the rider fee may vary based upon the program or option you choose and the fee may increase under certain circumstances. See the table of "Optional Benefit Fees" and "Important Information on Current Fees for Optional Benefit Riders" for details. We reserve the right to restrict availability of investment options and programs.

Canceling out of programs altogether will cause the rider to terminate without value. Consult your registered representative before you cancel out. Later re-enrollment is allowed. However, once you cancel out, later re-enrollment in a program will not reinstate the rider. If a program is eliminated while the rider is in effect, we will provide you notice and you must choose among the other approved programs available. Consult with your registered representative to make an appropriate selection and return the form we require to the Annuity Operations Division. Descriptions of the programs are found in "Asset Allocation and Strategic Programs" above.

Important Terms and Conditions related to PhoenixRetirement Protector
The rider date is the same as the contract date and rider years are measured the same as contract years because the rider is only available for purchase at the time you buy the contract.

(i) Guaranteed Minimum Accumulation Benefit ("GMAB") Component
The rider's GMAB component guarantees a return of a specified percentage of premiums after each GMAB Waiting Period. A GMAB Waiting Period is the period of time that must elapse before you qualify for benefits under the rider's GMAB component. Currently, the GMAB Waiting Period is 10 years, measured from the rider date. The benefit amount available after the waiting period depends on the relationship of the Contract Value to a value called the "GMAB Benefit Base"described below. After the initial GMAB Waiting Period, we will automatically compare the GMAB Benefit Base to the Contract Value after all fees have been deducted. If the GMAB Benefit Base is greater than the Contract Value after all fees have been deducted, we will add an additional amount to your Contract Value and your new Contract Value will then equal the GMAB Benefit Base. Whenever such addition occurs, a new GMAB Waiting Period begins. In addition, you may elect to increase, or "step-up" the GMAB Benefit Base as specified below. A new GMAB Waiting Period also begins when you step-up the GMAB Benefit Base. Each new GMAB Waiting Period supersedes any GMAB Waiting Period already in progress and delays the time when we will determine if an additional amount will be added to the Contract Value.

GMAB Benefit Base
As noted above, we compare the Contract Value to the GMAB Benefit Base to determine if an additional amount will be added to the Contract Value at the end of each GMAB Waiting Period. Assuming the rider was issued on the date the contract was issued, the GMAB Benefit Base is equal to the initial premium payment. Thereafter, the GMAB Benefit Base is re-calculated whenever certain triggering events occur. Generally speaking, the GMAB Benefit Base will be increased by a percentage of subsequent premium payments, and may be increased by the elective step up feature. The GMAB Benefit Base will never exceed a maximum amount. This maximum amount is 500% of subsequent premiums in the first rider year, plus 100% of other subsequent premiums. The GMAB Benefit Base will be set equal to zero on the date the Contract Value is reduced to zero.

Events and features causing recalculation of the GMAB Benefit Base .. Premium Payments Received After the Rider Date

  The GMAB Benefit Base will be increased by 100% of any premium payment received after the rider date and within the first rider year in each GMAB Waiting Period. Premiums received following the first rider anniversary within each GMAB Waiting Period do not increase the GMAB Benefit Base.

  Example showing the effect of subsequent premium payments on GMAB Benefit Base

  Assume the rider date is June 12, 2009 and that your initial premium payment on the rider date is $100,000. Your GMAB Benefit Base is set equal to $100,000.

  Assume that you make an additional premium payment of $10,000 on August 24, 2009. Since this premium payment was made in the first year during the GMAB Waiting Period, 100% of the premium payment is added to the GMAB Benefit Base. Thus the GMAB Benefit Base is increased to $110,000.

  Assume that you make another premium payment of $10,000 on April 5, 2012. Also assume that you have not made an elective GMAB Step-Up since the rider date. Since this premium payment was made in the third year during the GMAB Waiting Period, the GMAB Benefit Base is not increased.

..  Elective GMAB Step-Up

  You may elect to increase, or "step up" the GMAB Benefit Base each rider year when the Contract Value is greater than the GMAB Benefit Base. To elect to step up the GMAB Benefit Base, you must notify us of this election at least 7 days before the end of the rider year. Then we will increase the GMAB Benefit Base to equal the Contract Value on the rider anniversary and a new GMAB Waiting Period will begin. If the GMWB automatic step-up has been suspended (see "Automatic Step-Up Feature" under Guaranteed Minimum Withdrawal Benefit Component below), you may not elect the GMAB step-up until you have reactivated the GMWB automatic step-up.

  Example showing the effect of the elective GMAB Step-Up

  Assume the rider date is June 12, 2009 and that your initial premium payment on the rider date is $100,000. Your GMAB Benefit Base is set equal to $100,000.

  Assume that as you approach your June 12, 2015 rider anniversary, you wish to make an elective GMAB Step-Up because your Contract Value has increased since the rider date. Assume that you provide notice more than seven days prior to this anniversary of your request to step up and that you have not opted out of the GMWB step-ups.

  Assume that on June 12, 2015 that Contract Value is $170,000. Since you have elected a GMAB step-up, your GMAB Benefit Base is increased to $170,000 and you begin a new GMAB Waiting Period.

  Assume that you make an additional premium payment of $10,000 on August 24, 2015. Since this premium payment was made in the first rider year of the current GMAB Waiting Period, the GMAB Benefit Base is increased by the amount of the premium payment. Thus the GMAB Benefit Base is increased to $180,000

..  First Day Following the End of Each GMAB Waiting Period

  On the first day following the end of each GMAB Waiting Period, if the GMAB Benefit Base is less than the Contract Value, the GMAB Benefit Base will be set equal to the Contact Value, after all fees have been deducted.

..  Withdrawals from the Contract

  On the date of any withdrawal from the contract, the GMAB Benefit Base will be reduced in the same proportion as the Contract Value is reduced by the withdrawal.

  Example showing the effect of withdrawals on the GMAB Benefit Base

  Assume the rider date is June 12, 2009 and that your initial premium payment on the rider date is $100,000. Your GMAB Benefit Base is set equal to $100,000.

  Assume you make a withdrawal of $14,000 on September 7, 2015 and that your Contract Value on that date was $140,000. In this case, the reduction in Contract Value is 10% ($14,000 divided by $140,000), and accordingly, your GMAB Benefit Base is reduced by 10% to $90,000 ($100,000 * 10% = $10,000 and $100,000-$10,000 = $90,000).

Important Considerations Regarding These Events
If would like to obtain the GMAB component's benefit at the earliest possible date, you need to complete the initial GMAB Waiting Period (currently ten years). This means that: (1) your initial premium plus subsequent premium payments made in the first rider year is the amount that you wish to guarantee; and (2) you should not make subsequent premium payments after the first rider year or elect to step up your GMAB Benefit Base in the first ten rider years. Although making additional premium payments after the first rider year may reduce the benefit that could be paid at the end of the initial GMAB waiting period, they have the potential to increase the GMAB Benefit Base (elective GMAB Step-Up) and the GMWB Benefit Base. Work with your registered representative to determine what decision best suits your financial needs.

(ii) Guaranteed Minimum Withdrawal Benefit ("GMWB") Component
The rider's GMWB component provides for a lifetime and non-lifetime guaranteed minimum withdrawal benefit. On the rider date, you must choose between the single life option and the spousal life option and you cannot change your election. On the date the Contract Value is reduced to zero, you must choose between lifetime and non-lifetime payments.

The following terms are important to an understanding of this component.

"Annual Benefit Percentage" is a percentage we use to determine the Annual Benefit Amount. The Non-Lifetime Annual Benefit Percentage is currently 7%. For the Lifetime Annual Benefit Percentage, the percentage varies by age as shown below and is established on the date you make the first withdrawal from the contract. If your first withdrawal is prior to the GMWB Benefit Eligibility Date (youngest Covered Person's 60/th/ birthday for the single life option or 65/th/ birthday for the spousal life option), this percentage is permanently set to 4% on the GMWB Benefit Eligibility Date (5% for riders issued prior to March 9, 2009).



                             Lifetime                                           Lifetime
     Single Life          Annual Benefit            Spousal Life             Annual Benefit
    Attained Age            Percentage              Attained Age               Percentage
-------------------------------------------------------------------------------------------------
        < 60                    0%                      <65                        0%
-------------------------------------------------------------------------------------------------
        60-74                   4%                     65-74                       4%
-------------------------------------------------------------------------------------------------
        75-84                   5%                     75-84                       5%
-------------------------------------------------------------------------------------------------
         85+                    6%                      85+                        6%
-------------------------------------------------------------------------------------------------



See your rider's specification page for percentages applicable prior to March 9, 2009.

"Covered Person(s)" means the person(s) whose life is used to determine the duration of lifetime payments. A Covered Person must be a natural person

  For the single life option, the Covered Person can be one or more lives. If there is one natural person owner, the owner is the Covered Person. If there are multiple natural person owners, all owners are Covered Persons. If the owner is a non-natural person, all annuitants named in the contract become the Covered Persons.

  For the spousal life option, Covered Persons must be two legal spouses under federal law. For contracts issued in New Jersey and Oregon, Covered Persons must be either two legal spouses under federal law or domestic partners


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  under state law. If there is one natural person owner, the owner and the owner's spouse must be the Covered Persons. The spouse must be the sole beneficiary. If there are two spousal owners, the Covered Persons are the spousal owners, and they must both be each other's beneficiary. If there are multiple non-spousal owners, or if the owner is a non-natural person, the spousal life option is not allowed.

"GMWB Benefit Base" is the amount established for the sole purpose of determining the Lifetime and Non-Lifetime Annual Benefit Amount. As noted above, while the Contract Value is greater than zero, the Lifetime or Non-Lifetime Annual Benefit Amount is the amount available for withdrawals. When the Contract Value goes to zero the Lifetime or Non-Lifetime Annual Benefit Amount is the amount we will pay to you each year.

On the rider date, the GMWB Benefit Base is equal to the initial premium. Thereafter, the GMWB Benefit Base is recalculated whenever certain triggering events occur. Generally speaking, assuming no withdrawals have been taken, the GMWB Benefit Base will be increased by additional premium payments, and may be increased as a result of the roll-up and step-up features. Additionally, the GMWB Benefit Base may be increased at a particular rider anniversary following the end of the roll-up period by an aspect of the roll-up feature we call the Benefit Base Multiplier. We describe events and features causing recalculation of the GMWB Benefit Base below. Under no circumstances will the GMWB Benefit Base ever exceed a maximum amount. This maximum amount is the sum of 500% of the initial premium plus 500% of subsequent premiums in the first rider year, plus 100% of other subsequent premiums. We will reduce the GMWB Benefit Base for any withdrawals from the contract. The amount of the reduction depends on whether cumulative withdrawals in a rider year exceed the Non-Lifetime Annual Benefit Amount. If they do not exceed this amount, we will reduce the GMWB Benefit Base by the dollar amount of each withdrawal. If they do exceed the Non-Lifetime Annual Benefit Amount, we will reduce the GMWB Benefit Base by the same proportion as the Contract Value is reduced by the amount of the withdrawal in excess of the Non-Lifetime Annual Benefit Amount.

"GMWB Benefit Eligibility Date" means the date your Lifetime Annual Benefit Amount becomes available to you.

  . For the single life option, the GMWB Benefit Eligibility Date is the later of the rider date and the date the youngest Covered Person, as defined below, attains age 60.

  . For the spousal life option, the GMWB Benefit Eligibility Date is the later of the rider date and the date the youngest Covered Person attains age 65. For the spousal life option, if either spouse dies prior to the GMWB Benefit Eligibility Date, we will reset the GMWB Benefit Eligibility Date to the later of the date of the first spousal death, and the date the surviving spouse attains age 65.

The Non-Lifetime Annual Benefit Amount
The Non-Lifetime Annual Benefit Amount represents two distinct values, depending on whether your Contract Value is greater than zero, or whether it has reduced to zero. While your Contract Value is greater than zero, the Non-Lifetime Annual Benefit Amount represents the maximum amount you can withdraw each year without reducing your Non-Lifetime Annual Benefit Amount. If your Contract Value is reduced to zero, and non-lifetime payments are elected, the Non-Lifetime Annual Benefit Amount represents the annual amount we will pay you until the GMWB Benefit Base is reduced to zero.

On the rider date, the Non-Lifetime Annual Benefit Amount is equal to a percentage of the GMWB Benefit Base. We call this percentage the "Non-Lifetime Annual Benefit Percentage". The percentage for your rider is shown on the rider specification page and is currently 7%. We may change this percentage in the future and this change would affect riders issued beginning on the date we make the change. After the rider date, the Non-Lifetime Annual Benefit Amount is recalculated whenever any of the following triggering events occur.

Events causing recalculation of the Non-Lifetime Annual Benefit Amount .. GMWB Automatic Step-Ups or GMWB Roll-Ups

  Each year when a GMWB automatic step-up or GMWB roll-up occurs, the Non-Lifetime Annual Benefit Amount will be equal to the greater of the Non-Lifetime Annual Benefit Amount in effect prior to the GMWB automatic step-up; and the Non-Lifetime Annual Benefit Percentage multiplied by the GMWB Benefit Base after any step-up or roll-up calculation.

..  Premium Payments Received After the Rider Date

  If we receive premium payments after the rider date, and no withdrawals have been made from the contract, then we will increase the Non-Lifetime Annual Benefit Amount on the date we apply premium payments. The amount of this increase is determined by multiplying the Non-Lifetime Annual Benefit Percentage by the amount of the premium payment. However, if you then take withdrawals from the contract in excess of the Non-Lifetime Annual Benefit Amount, we will reduce the Non-Lifetime Annual Benefit Amount as described in "Taking Withdrawals" below.

  Withdrawals also stop increases in your GMWB Benefit Base that would have occurred when additional premiums are received by us. If any withdrawals have been made from the contract on or prior to our receipt of an additional premium, we will not increase the GMWB Benefit Base as a result of premium payments made after such withdrawal.

..  Taking Withdrawals

  The following section describes how taking withdrawals will impact the Non-Lifetime Annual Benefit Amount. The Non-Lifetime Annual Benefit Amount may be the only benefit amount available to you under the GMWB component unless you have reached the GMWB Benefit


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  Eligibility Date, which is generally the date the youngest Covered Person attains age 60 if the single life option is in effect, or the date the younger spouse attains age 65, if the spousal life option is in effect.

  . Taking withdrawals from the contract may impact the Non-Lifetime Annual Benefit Amount depending on whether they exceed the Non-Lifetime Annual Benefit Amount. If cumulative withdrawals in any rider year do not exceed the Non-Lifetime Annual Benefit Amount in that year, the Non-Lifetime Annual Benefit Amount will not be reduced.

  . If a withdrawal causes the cumulative withdrawals in any rider year to exceed the Non-Lifetime Annual Benefit Amount, the amount withdrawn in excess of the Non-Lifetime Annual Benefit Amount and any subsequent withdrawals in that rider year are all considered Non-Lifetime excess withdrawals. Each non-lifetime excess withdrawal will reduce the Non-Lifetime Annual Benefit Amount in the same proportion as the Contract Value is reduced by the non-lifetime excess withdrawal.

  . You should know that, currently, withdrawals taken at any time to meet Required Minimum Distribution requirements as defined by the Internal Revenue Code do not reduce the Non-Lifetime Annual Benefit Amount. However, we may change this rule at our discretion in which case such withdrawals taken following this change may be considered excess withdrawals as described below.

     For IRA and qualified plan contracts, cumulative withdrawals during a rider year will be considered non-lifetime excess withdrawals only if they exceed the greatest of (a), (b) and (c), where:

   (a) =the current Non-Lifetime Annual Benefit Amount;

   (b) =the RMD for the 1st calendar year during the rider year; and

   (c) =the RMD for the 2nd calendar year during the same rider year.

     Withdrawals from the contract have other potential consequences, including potential imposition of surrender charges and premium taxes, and federal income tax consequences. Withdrawals, including withdrawals taken to meet Required Minimum Distribution requirements that do not exceed the greater of the Non-Lifetime and Lifetime Annual Benefit Amounts are considered to be within the contract's free withdrawal amount. However, withdrawals that exceed the greater of the Non-Lifetime and Lifetime Annual Benefit Amounts, including withdrawals taken to meet Required Minimum Distribution requirements, are subject to any surrender charges imposed under the contract. Please see "Surrender of Contract and Withdrawals" and "Federal Income Taxes" for more information.

The Lifetime Annual Benefit Amount
  The Lifetime Annual Benefit Amount is not available until you reach the GMWB Benefit Eligibility Date which is generally the date the youngest Covered Person attains age 60 if the single life option is in effect, or the date the younger spouse attains age 65, if the spousal life option is in effect. Like the Non-Lifetime Annual Benefit Amount, the Lifetime Annual Benefit Amount represents two distinct values, depending on whether your Contract Value is greater than zero, or whether it has reduced to zero. While your Contract Value is greater than zero, the Lifetime Annual Benefit Amount represents the maximum amount you can withdraw each year after the GMWB Benefit Eligibility Date without reducing your Lifetime Annual Benefit Amount. If your Contract Value is reduced to zero, and lifetime payments are elected, the Lifetime Annual Benefit Amount represents the annual lifetime amount we will pay after the GMWB Benefit Eligibility Date.

  We first calculate the Lifetime Annual Benefit Amount on the later of the date of the first withdrawal and the GMWB Benefit Eligibility Date as described below. As a result, if you take a withdrawal before the GMWB Benefit Eligibility Date, we will calculate the Lifetime Annual Benefit Amount on the GMWB Benefit Eligibility Date.

..  Lifetime Annual Benefit Amount calculated on the GMWB Benefit Eligibility
   Date (withdrawal made prior to the GMWB Benefit Eligibility Date): the Lifetime Annual Benefit Amount equals the Lifetime Annual Benefit Percentage, as shown above, multiplied by the lesser of the GMWB Benefit Base and the Contract Value.

.. Lifetime Annual Benefit Amount calculated on the date of the first withdrawal following the GMWB Benefit Eligibility Date: the Lifetime Annual Benefit Amount equals the Lifetime Annual Benefit Percentage multiplied by the GMWB Benefit Base after any GMWB step-up or roll-up calculations.

  The Lifetime Annual Benefit Amount is recalculated whenever any of the following triggering events occur.

Events causing recalculation of the Lifetime Annual Benefit Amount .. GMWB Automatic Step-Up

  Each year when a GMWB Automatic Step-Up occurs, the Lifetime Annual Benefit Amount will be equal to the greater of the Lifetime Annual Benefit Amount in effect prior to the GMWB automatic step-up; and the Lifetime Annual Benefit Percentage multiplied by the GMWB Benefit Base after the step-up calculation.

..  Taking Withdrawals

  The following section describes how taking withdrawals after the GMWB Benefit Eligibility Date affects the Lifetime Annual Benefit Amount after it is first calculated. Whether withdrawals will change the Lifetime Annual Benefit Amount depends on whether they exceed the Lifetime Annual Benefit Amount.

  . If cumulative withdrawals in any rider year following the GMWB Benefit Eligibility Date do not exceed the


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    Lifetime Annual Benefit Amount in that year, the Lifetime Annual Benefit
     Amount will not be reduced.

  . If a withdrawal causes the cumulative withdrawals in any rider year following the GMWB Benefit Eligibility Date to exceed the Lifetime Annual Benefit Amount, the amount withdrawn in excess of the Lifetime Annual Benefit Amount and any subsequent withdrawals in that rider year are all considered lifetime excess withdrawals. Each lifetime excess withdrawal will reduce the Lifetime Annual Benefit Amount in the same proportion as the Contract Value is reduced by the lifetime excess withdrawal.

  . You should know that, currently, withdrawals taken after the GMWB Benefit Eligibility Date to meet Required Minimum Distribution requirements as defined by the Internal Revenue Code do not reduce the Lifetime Annual Benefit Amount. However, we may change this rule at our discretion in which case such withdrawals taken following this change may be considered lifetime excess withdrawals and reduce the Lifetime Annual Benefit Amount as described below.

     For IRA and qualified plan contracts, cumulative withdrawals in a rider year after the GMWB Benefit Eligibility Date will be considered excess withdrawals only if they exceed the greatest of (a), (b) and (c), where:

   (a) =the current Lifetime Annual Benefit Amount;

   (b) =the RMD for the 1st calendar year during the rider year; and

   (c) =the RMD for the 2nd calendar year during the same rider year.

  Withdrawals from the contract have other potential consequences, including potential imposition of surrender charges and premium taxes, and federal income tax consequences. Withdrawals, including withdrawals taken to meet Required Minimum Distribution requirements that do not exceed the greater of the Non-Lifetime and Lifetime Annual Benefit Amounts are considered to be within the contract's free withdrawal amount. However, withdrawals that exceed the greater of the Non-Lifetime and Lifetime Annual Benefit Amounts, including withdrawals taken to meet Required Minimum Distribution requirements, are subject to any surrender charges imposed under the contract. Please see "Surrender of Contract and Withdrawals" and "Federal Income Taxes" for more information.

Events causing recalculation of the GMWB Benefit Base

..  Premium Payments Received After the Rider Date

  If we receive premium payments after the rider date, and no withdrawals have been made from the contract, then we will increase the GMWB Benefit Base. The GMWB Benefit Base will be increased by the dollar amount of each premium payment on the date we receive it. However, if you then take withdrawals from the contract, we will reduce the GMWB Benefit Base as described in "Taking Withdrawals" below. If any withdrawal has been made from the contract on or prior to our receipt of additional premium, we will not increase the GMWB Benefit Base as a result of premium payments made after such withdrawal.

..  Roll-up Feature

  The GMWB roll-up feature allows for an increase, or "roll-up," in the GMWB Benefit Base during a specified period of time, called the GMWB roll-up period. The roll-up feature is only available to you if no withdrawals have been taken from the contract. Currently, the GMWB roll-up period continues until the 10/th/ rider anniversary following the later of the rider date and the last rider anniversary on which a GMWB automatic step-up, described below, occurs. In no event can the GMWB roll-up period extend beyond the time the younger Covered Person attains a maximum age. This maximum age is the greater of age 95 or the younger Covered Person's age on the rider date plus 10 years. The increase in GMWB Benefit Base resulting from the roll-up is based upon a comparison of the following three values on each rider anniversary: (i) Contract Value, (ii) GMWB Benefit Base, and (iii) the sum of the GMWB Benefit Base on the prior rider anniversary plus the roll-up amount for the prior rider year, plus subsequent premium payments received during the prior rider year. For calculation of the increase in GMWB Benefit Base provided by the roll-up feature, "subsequent premium payments" means premiums received after the rider date, excluding premium payments received on any rider anniversary. The roll-up amount is determined by multiplying the GMWB Benefit Base after the most recent prior automatic step-up or, for the roll-up at the end of first rider year or if there were no prior automatic step-ups, the GMWB Benefit Base on the last valuation date of the first rider year by a percentage, currently 6.5%. (For riders issued prior to March 9, 2009, the roll-up amount is determined by multiplying the Benefit Base as of the prior rider anniversary or, for the roll-up amount at the end of the first rider year, the Benefit Base on the last valuation date of the first rider year by 6.5%.)

  If you have not taken withdrawals from the contract and therefore are eligible for the roll-up feature of the rider, we will consider an additional value in recalculating GMWB Benefit Base on the rider anniversary at or following the end of the GMWB roll-up period on which the youngest Covered Person has attained age 70. This additional value applies the Benefit Base Multiplier, currently 200%, to the sum of the GMWB Benefit Base on the rider date plus subsequent premium received in the first rider year.

  The recalculation of the GMWB Benefit Base under the various situations that can exist at the end of the GMWB roll-up period is described below.

..  Each Rider Anniversary During the GMWB Roll-Up Period

  On each rider anniversary, if no withdrawals have been made, the re-calculated GMWB Benefit Base will be set


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  equal to the greater of the following, unless the GMWB automatic step-up feature has been suspended in which case, it will be set to the second of the two values described below:

  . the Contract Value then in effect, (after all fees have been deducted, and provided the GMWB automatic step-up feature has not been suspended);

  . the sum of (i) the GMWB Benefit Base on the prior rider anniversary plus any premium payments since the prior rider anniversary and (ii) the roll-up amount for the prior rider year, if any.

 Example 1--Basic application of a roll-up amount.
   Assume that you have reached your first rider anniversary and have not made any withdrawals. Assume further that your GMWB Benefit Base on your rider's effective date was $100,000, your Contract Value is $105,000, you have not made any subsequent premium payments during the prior rider year and the GMWB automatic step-up has not been suspended.

   Your GMWB Benefit Base will be re-calculated on your rider anniversary to be the greater of the following:

   .  Contract Value = $105,000

   .  Sum of (i) and (ii) = $106,500

      (i)GMWB Benefit Base on prior rider anniversary = $100,000

     (ii)Roll-Up Amount for prior rider year = $100,000 x 6.5% = $6,500

  Your GMWB Benefit Base will be $106,500.

 Example 2--Application of the roll-up amount when there is a prior automatic step-up.
   Assume that you have reached the second rider anniversary and have not made any withdrawals. Assume further that your GMWB Benefit Base as of the last rider anniversary was $108,000 due to an GMWB automatic step-up, your contract value is $110,000, you have not made any subsequent premium payments during the prior rider year and the GMWB automatic step-up has not been suspended.

   Your GMWB Benefit Base will be re-calculated on your rider anniversary to be the greater of the following:

   .  Contract Value = $110,000

   .  Sum of (i) and (ii) = $115,020

     (i)GMWB Benefit Base on prior rider anniversary = $108,000

    (ii)Roll-Up Amount for prior rider year = $108,000 x 6.5% = $7,020

  Your GMWB Benefit Base will be $115,020.

 Example 3--Application of the roll-up amount when several rider years have elapsed with no prior automatic step-up.
   Assume the GMWB Benefit Base on the first rider anniversary prior to any roll-up calculation was $100,000. Assume that you have reached the fourth rider anniversary without making any withdrawals and without having an automatic step-up. The GMWB Benefit Bases are increased by the Roll-Up Amounts at the end of each of the first 3 rider years and equal:

   Year 1: $106,500 = $100,000 + $6,500
   Year 2: $113,000 = $106,500 + $6,500
   Year 3: $119,500 = $113,000 + $6,500

   Assume that, on the 4/th/ rider anniversary, your contract value is $115,000 and you have not made any subsequent premium payments.

   Your GMWB Benefit Base will be re-calculated on your rider anniversary to be the greater of the following:

   .  Contract Value = $115,000

   .  Sum of (i) and (ii) = $126,000

      (i)GMWB Benefit Base on prior rider anniversary = $119,500

     (ii)Roll-Up Amount for the recently completed rider year = $100,000 x 6.5% = $6,500

   Your GMWB Benefit Base will be $126,000.

 Example 4--Impact of a Subsequent Premium Payment on the GMWB Benefit Base.
   Assume the GMWB Benefit Base on your rider's effective date was $100,000. Assume there is no automatic step-up at the end of the first rider year and you have not taken any withdrawals. The GMWB Benefit Base at the end of the 1st rider year is increased by the Roll-Up Amount and equals $106,500 = $100,000 + $6,500.

   Assume that 3 months in to the 2/nd/ rider year you make a Subsequent Premium Payment of $50,000. The GMWB Benefit Base is increased to $156,500 ($106,500 = $50,000) due to the premium payment.

   Assume that, on the 2/nd/ rider anniversary, your contract value is $140,000.

   Your GMWB Benefit Base will be recalculated on your 2/nd/ rider anniversary to be the greatest of the following:

   .  Contract Value = $140,000

   .  GMWB Benefit Base in Effect = $156,500

   .  Sum of (i), (ii), and (ii) = $163,000

    (iv)GMWB Benefit Base on prior rider anniversary = $106,500

     (v)Roll-Up Amount for the recently completed rider year = $100,000 x 6.5% = $6,500

    (vi)Subsequent Premium Payments during the recently completed rider year = $50,000

   Your GMWB Benefit Base will be $163,000.


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..  The Rider Anniversary Following the End of the GMWB Roll-Up Period

  If the GMWB roll-up period has ended, and no withdrawals have been made from the contract, we will re-calculate the GMWB Benefit Base on the rider anniversary following the end of the GMWB roll-up period.

  When we recalculate the GMWB Benefit Base on the rider anniversary following the end of the roll-up period, the amount of the recalculated GMWB Benefit Base will depend on whether the youngest Covered Person has attained the Benefit Base Multiplier Age, currently age 70, by that rider anniversary. If the youngest Covered Person has not attained age 70 by the rider anniversary immediately following the end of the roll-up period, then we will re-calculate the Benefit Base again on the rider anniversary next following the date the youngest Covered Person attains age 70. For each situation, the recalculated GMWB Benefit Base is determined as described below.

   1. Assuming the youngest Covered Person has not yet attained age 70 by the rider anniversary immediately following the end of the GMWB roll-up period, then, on that rider anniversary, the GMWB Benefit Base will be set equal to the greater of the following, unless the GMWB automatic step-up feature has been suspended in which case, it will be set to the second of the two values described below:

     . the Contract Value then in effect, (after all fees have been deducted, provided the GMWB automatic step-up feature has not been suspended);

     . the sum of (i) the GMWB Benefit Base on the prior rider anniversary plus any premium payments since the prior rider anniversary and
        (ii) the roll-up amount for the prior rider year, if any.

   Assume the GMWB Benefit Base on the first rider anniversary prior to any roll-up calculation was $100,000 and that you have reached the rider anniversary following the end of the roll-up period, the youngest Covered Person has not yet attained age 70 and you have not made any withdrawals. Assume further that your contract has never had an automatic step-up, your GMWB Benefit Base as of your prior rider anniversary was $158,500, your Contract Value is $105,000, you have not made any subsequent premium payments during the prior rider year and the automatic step-up has not been suspended.

   Your GMWB Benefit Base will be re-calculated on your rider anniversary to be the greater of the following:

   .  Contract Value = $105,000

   .  Sum of (i) and (ii) = $165,000

      (i)GMWB Benefit Base on prior rider anniversary = $158,500

     (ii)Roll-Up Amount for prior rider year = $100,000 x 6.5% = $6,500

   Your GMWB Benefit Base will be $165,000.

2.Assuming the youngest Covered Person has attained age 70 by the rider anniversary immediately following the end of the GMWB roll-up period, then, on that rider anniversary, the GMWB Benefit Base will be set equal to the greatest of the following, unless the GMWB automatic step-up feature has been suspended in which case, it will be set to the greater of the latter two values described below:

  . the Contract Value then in effect, (after all fees have been deducted, provided the GMWB automatic step-up feature has not been suspended);

  .  the Benefit Base Multiplier, currently 200%, multiplied by the sum of
     (i) the GMWB Benefit Base on the rider date, plus (ii) all subsequent premium payments received during the first rider year;

  . the sum of (i) the GMWB Benefit Base on the prior rider anniversary plus any premium payments since the prior rider anniversary and (ii) the roll-up amount for the prior rider year, if any.

 Example
   Assume that you have reached the rider anniversary following the end of the roll-up period, the youngest Covered Person has attained age 70 and you have not made any withdrawals. Assume further that your contract has never had a GMWB automatic step-up, your GMWB Benefit Base as of your prior rider anniversary was $158,500, your GMWB Benefit Base on the rider date was $100,000, your Contract Value is $105,000, you have not made any subsequent premium payments after the rider date and the automatic step-up has not been suspended.

   Your GMWB Benefit Base will be re-calculated on your rider anniversary to be the greatest of the following:

   .  Contract Value = $105,000

   .  200% x Sum of (i) and (ii) = $200,000

      (i)GMWB Benefit Base on the rider date = $100,000

     (ii)Subsequent premium payments = $0

   .  Sum of (i) and (ii) = $165,000

      (i)GMWB Benefit Base on prior rider anniversary = $158,500

     (ii)Roll-Up Amount for prior rider year = $100,000 x 6.5% = $6,500

   Your GMWB Benefit Base will be $200,000

..  Rider Anniversary Next Following Youngest Covered Person's 70/th/ Birthday
   Occurring After the Rider Anniversary Immediately Following the End of the GMWB Roll-Up Period

  Assuming no withdrawals have been taken and the youngest Covered Person attains age 70 after the rider anniversary immediately following the end of the roll-up period, then on the next rider anniversary following the date the youngest Covered Person attains age 70, the


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  GMWB Benefit Base will be set equal to the greatest of the following, unless the GMWB automatic step-up feature has been suspended in which case, it will be set to the greater of the latter two values described below:

  . the Contract Value then in effect, after all fees have been deducted, (provided the GMWB automatic step-up feature has not been suspended);

  . the GMWB Benefit Base on the prior rider anniversary plus any premium payments since the prior rider anniversary;

  . the Benefit Base Multiplier, currently 200%, multiplied by sum of the GMWB Benefit Base on the rider date plus all subsequent premium payments received during the first rider year.

 Example
   Assume that you reached the rider anniversary following the end of the GMWB roll-up period several years ago, but still have not made any withdrawals from the contract. However, the youngest Covered Person celebrated his 70/th/ birthday during the prior rider year. Assume further, your GMWB Benefit Base on the prior rider anniversary was $180,000, your GMWB Benefit Base on the rider date was $100,000, your Contract Value is $105,000, you have not made any subsequent premium payments after the rider date and the GMWB automatic step-up has not been suspended.

   Your GMWB Benefit Base will be re-calculated on your rider anniversary to be the greatest of the following:

   .  Contract Value = $105,000

   .  GMWB Benefit Base on prior rider anniversary = $180,000

   .  200% x Sum of (i) and (ii) = $200,000

      (i)GMWB Benefit Base on the rider date = $100,000

     (ii)Subsequent premium payments = $0

   Your GMWB Benefit Base will be $200,000.

..  Each Rider Anniversary After the Earlier of the First Withdrawal and the
   Rider Anniversary Following the End of the GMWB Roll-Up Period (except Rider Anniversary next following youngest Covered Person's 70/th/ birthday after the end of the GMWB Roll-Up Period)

  On each rider anniversary after the earlier of the first withdrawal and the rider anniversary following the end of the GMWB roll-up period, we will re-calculate the GMWB Benefit Base. The GMWB Benefit Base will be set equal to the greater of the following, unless the GMWB automatic step-up feature has been suspended, in which case, it will be set to the second of the two values described below:

  . the Contract Value then in effect, after all fees have been deducted, (provided the GMWB automatic step-up feature, described below, has not been suspended); and

  . the GMWB Benefit Base on the prior rider anniversary adjusted for any withdrawals taken since the prior rider anniversary plus, if no withdrawals have been made, any premium payments made since the prior rider anniversary.

 Example
   Assume that you are out of the GMWB roll-up period. Assume further, your GMWB Benefit Base on the prior rider anniversary is $106,500, your Contract Value is $110,000 and the GMWB automatic step-up has not been suspended. Your GMWB Benefit Base will be re-calculated on your rider anniversary to be the greater of the following:

   .  Contract Value = $110,000

   .  GMWB Benefit Base on prior rider anniversary = $106,500

   Your GMWB Benefit Base will be $110,000.

..  GMWB Automatic Step-Up Feature

  The GMWB component of Phoenix Retirement Protector includes an automatic step-up feature. Like the GMWB roll-up feature, the GMWB automatic step-up feature allows for an increase in the GMWB Benefit Base. At set intervals, currently on each anniversary of the rider date, we will automatically compare the Contract Value, after deduction of all fees, to the GMWB Benefit Base then in effect; that is, the GMWB Benefit Base on the prior rider anniversary plus any premium payments made since the prior rider anniversary. If the Contract Value, after deduction of all fees, is greater than such GMWB Benefit Base, we will automatically increase, or "step-up" the GMWB Benefit Base to equal the Contract Value. You should know that the fee percentage for the rider may be increased if we step-up the GMWB Benefit Base. If you do not decline the automatic step-up, you will pay the current rider fee then in effect beginning on the date of any automatic step-up of the GMWB Benefit Base. You can decline the increase by contacting us no later than seven days prior to the rider anniversary. If you decline the step-up, the GMWB automatic step-up will not occur, and the automatic GMWB step-up feature will be suspended immediately and GMAB step-ups provided under the GMAB component of the rider cannot be elected. If you decline a GMWB automatic step-up in the GMWB Benefit Base, we will continue to calculate any roll-ups as described above. Assuming your rider is still in effect at the next step-up interval, you may reactivate the automatic GMWB step-up option by contacting us at the phone number or address provided on the first page of the prospectus.

..  Taking Withdrawals

  The GMWB Benefit Base is reduced for all withdrawals regardless of whether they occur before or after the GMWB Benefit Eligibility Date. The amount by which the GMWB Benefit Base is reduced for withdrawals depends on whether and by how much the withdrawals taken in a rider year exceed the Non-Lifetime Annual Benefit Amount. Cumulative withdrawals in any rider year that do not exceed the Non-Lifetime Annual Benefit Amount reduce the GMWB Benefit Base by the amount of the withdrawals. Cumulative withdrawals in any rider year that exceed the Non-Lifetime Annual Benefit Amount (Non-Lifetime excess withdrawals) reduce the GMWB Benefit Base by the same proportion as the Contract Value is reduced by Non-Lifetime excess withdrawal.

Payment of the Lifetime or Non-Lifetime Annual Benefit Amount when the Contract Value is greater than zero
  Each year when the Contract Value is greater than zero, you may take withdrawals equal to the Lifetime Annual Benefit Amount so long as you have reached the GMWB Benefit Eligibility Date. You may take withdrawals equal to the Non-Lifetime Annual Benefit Amount then in effect at any time when the Contract Value is greater than zero. You can establish a Systematic Withdrawal Program for payments of a specified amount or can request payments according to your own schedule. See "Systematic Withdrawal Program" for additional details about how to use this program and the program's restrictions.

Payment of the Lifetime or Non-Lifetime Annual Benefit Amount when the Contract Value goes to zero
  If, when the Contract Value goes to zero, the GMWB Benefit Base is greater than zero, you must choose between receiving non-lifetime and lifetime monthly payments. The Lifetime Annual Benefit Amount is not available to you before the GMWB Benefit Eligibility Date.

  We may, at our discretion, permit or require other payment frequencies subject only to our minimum amount per payment requirement.

  .  Non-Lifetime Payments

     If the GMWB Benefit Base is greater than zero you may choose to receive monthly non-lifetime payments. The non-lifetime payments will be equal to one twelfth of Non-Lifetime Annual Benefit Amount. Payments will begin one month after the Contract Value is reduced to zero and will end when the GMWB Benefit Base is reduced to zero. The GMWB Benefit Base is reduced by each non-lifetime payment.

  .  Lifetime Payments

     If the GMWB Benefit Base is greater than zero, you may choose to receive monthly lifetime payments. The lifetime benefit payments will be equal to one twelfth of Lifetime Annual Benefit Amount. Payments will begin one month following later of the date the Contract Value goes to zero and the GMWB Benefit Eligibility Date. We will make these payments under the single life option or spousal life option, whichever you selected at the time you purchased the rider. For the single life option, all Covered Persons must be living on the date we make the first payment, and for the spousal life option, at least one spouse must be living. Payments will continue until the first death of any Covered Person(s) for the single life option, or until the death of the surviving spouse for the spousal life option.

Maximum Maturity Date Benefit
  If your Contract Value is greater than zero and you cannot extend the maturity date of the contract any later, this rider allows you to exchange the Contract Value for lifetime payments equal to the Lifetime Annual Benefit Amount or non-lifetime payments equal to the Non-Lifetime Annual Benefit Amount in lieu of applying the Contract Value to one of the annuity payment options offered under the contract. Otherwise, your contract will enter the annuity period and you may choose any of the annuity options then available. See "The Annuity Period"

(iii) Optional Guaranteed Minimum Death Benefit ("GMDB") Component
  The GMDB component of the Phoenix Retirement Protector rider is optional. The GMDB component guarantees a minimum death benefit if the GMDB Benefit Base, which is the same as the GMWB Benefit Base prior to the GMDB Maximum Age, is greater than the death benefit payable under the contract when any Covered Person dies prior to the earliest of the following dates:

   1. the maturity date of the contract,

   2. the date the Contract Value is reduced to zero,

   3. the rider anniversary following the date the oldest Covered Person attains a particular age specified in rider. We call this the GMDB Maximum Age. Currently, this age is 85.

  If the GMDB Benefit Base is greater than the death benefit payable under the contract, this optional GMDB guarantees an additional death benefit amount. This guaranteed amount is the difference between the contract's death benefit and the GMDB Benefit Base. You should know that this optional component does not provide any value once the Contract Value goes to zero or the oldest Covered Person attains age the GMDB Maximum Age.

  Sample calculation showing the value of the GMDB component before and after the GMDB Maximum Age

  Death Prior to Age 85

  Assume you die prior to attaining age 85. Assume the death benefit available under your contract is equal $125,000 on the date of death. Further assume that the GMDB Benefit Base is equal to $130,000 on the date of death. The optional GMDB will pay you an additional death benefit amount equal to $5,000.

  Death After Age 85

  Assume you die after attaining age 85. Assume the death benefit available under your contract is equal $95,000 on the date of death. The GMDB Death Benefit Base is equal to your contract value or $80,000 on the date of death. The optional GMDB will not pay you an additional death benefit amount. You will receive the $95,000 death benefit available under your base contract.


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


Termination of Phoenix Retirement Protector Rider
  The rider will terminate without value on the date the first of any of the following events occur:

  .  any Covered Person is changed;

  . annuity payments begin under an annuity payment option as described in the base contract;

  .  the contract, to which the rider is attached, terminates;

  .  the owner elects to terminate the rider;

  . when any portion of the Contract Value is no longer invested in one of the approved asset allocation programs;

  .  the Contract Value and GMWB Benefit Base are both reduced to zero;

  . if the Contract Value has been reduced to zero and lifetime payments have been elected, if any Covered Person under the Single Life Option, or the surviving Covered Person under the Spousal Life Option dies;

  .  you assign any rights or interest in this rider.

  Once the rider is terminated, it cannot be reinstated.


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


Special Risks Associated with Withdrawals
The following chart demonstrates special risks associated with taking withdrawals when the Phoenix Retirement Protector Rider is attached to a contract when the Contract Value and Benefit Base are both greater than zero. Whether or not a withdrawal is considered "permitted" or "excess" is described in the section "Taking Withdrawals", in the description of the GMWB Benefit Base. When the Contract Value is reduced to zero, non-lifetime or lifetime payments (whichever selected) will begin and withdrawals are no longer allowed from the contract.



                                                                                                       Permitted    Excess
Scenario                                                                               No Withdrawals Withdrawals Withdrawals
--------                                                                               -------------- ----------- -----------
Automatic Contract Value reduction....................................................                     X           X

Reduction to GMWB Benefit Base and GMAB Benefit Base..................................                     X           X

Reduction to current Non-Lifetime Annual Benefit Amount...............................                                 X

Reduction to current Lifetime Annual Benefit Amount...................................                                 X

Gives you the highest potential Annual Benefit Amount available under the rider/1/....       X

Cancels your ability to have subsequent premium payments automatically increase the
  GMWB Benefit Base...................................................................                     X           X

Cancels your ability to "roll-up" and increase your GMWB Benefit Base.................                     X           X

Reduces the likelihood of a GMWB automatic step-up/2/.................................                     X           X

Premium payments increase the GMWB Benefit Base.......................................       X

Potential to terminate the rider without value if reduces the Contract Value to zero..                                 X

Permanently sets the Lifetime Annual Benefit Percentage...............................                     X           X

Permanently sets the Lifetime and Non-Lifetime Annual Benefit Amounts if the Contract
  Value is reduced to zero and the GMWB Benefit Base is greater than zero.............                     X

Potential surrender charges...........................................................                                 X

Potential premium taxes and/or federal income tax consequences........................                     X           X



/1/ The potential Annual Benefit Amount is greatest if at the end of the GMWB roll-up period, no withdrawals have been made and the youngest Covered Person has attained the Benefit Base Multiplier Age.

/2/ In order to obtain a GMWB automatic step-up, your Contract Value must be greater than your GMWB Benefit Base on the rider anniversary. If you make withdrawals, your Contract Value will automatically decline, therefore reducing the likelihood that your Contract Value will be greater than your Benefit Base on your next rider anniversary, thus also reducing the likelihood that you will be able to step-up your Benefit Base.


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

Surrender of Contract and Withdrawals

  If the owner is living, amounts held under the contract may be withdrawn in whole or in part prior to the maturity date, or after the maturity date under Variable Annuity Payment Options K or L. Prior to the maturity date, you may withdraw up to 10% of the contract value in a contract year, either in a lump sum or by multiple scheduled or unscheduled partial withdrawals, without the imposition of a surrender charge. During the first contract year, the 10% withdrawal without a surrender charge will be determined based on the contract value at the time of the first partial withdrawal. In all subsequent years, the 10% will be based on the previous contract anniversary value. A signed written request for withdrawal must be sent to our Annuity Operations Division. Withdrawals are subject to income tax on any gain plus a 10% penalty tax if the policyholder is under age 59 1/2. See "Federal Income Taxes."


  The appropriate number of accumulation units of a investment option will be redeemed at their value next determined after the receipt by our Annuity Operations Division of a written notice in a form satisfactory to us. Accumulation units redeemed in a partial withdrawal from multiple investment options will be redeemed on a pro rata basis unless you designate otherwise. Contract values in the GIA or MVA will also be withdrawn on a pro rata basis unless you designate otherwise. Withdrawals from the MVA may be subject to the market value adjustment. See the MVA prospectus. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See "Payment Deferral." There may be adverse tax consequences to certain surrenders and partial withdrawals. See "Surrenders or Withdrawals Prior to the Contract Maturity Date." Certain restrictions on redemptions are imposed on contracts used in connection with Internal Revenue Code
Section 403(b) plans. Although loans are available under 403(b) plans only, certain limitations may apply. See "Qualified Plans--Tax Sheltered Annuities." A deduction for surrender charges may be imposed on partial withdrawals from, and complete surrender of, a contract. See "Surrender Charges." Any surrender charge imposed is deducted from amounts withdrawn. The surrender charge is calculated on a first-in, first-out basis. In other words, we calculate your surrender charge by assuming your withdrawal is applied to premium payments in the order your premium payments were received.


  Requests for partial withdrawals or full surrenders should be mailed to our Annuity Operations Division. For your protection, we require a signature guarantee for surrenders, partial withdrawals, or loans (if your contract provides for loans) over $100,000.


Contract Termination
  The contract will terminate without value, if on any valuation the contract value is zero. PHL Variable will notify you in writing that the contract has terminated.

Payment Upon Death Before Maturity Date

When is the Death Benefit Payable?
  A death benefit is payable when the owner (or primary annuitant when the contract is owned by a non-natural person) dies. If there is more than one owner, a death benefit is payable upon the first owner to die.

Who Receives Payment?

..  Death of an Owner/Annuitant
  If the owner/annuitant dies before the contract maturity date, the death benefit will be paid to the owner/annuitant's beneficiary. If the spouse is the named contract beneficiary, see "Spousal Beneficiary Contract Continuance."

..  Death of an Owner--Multiple Owners
  If one of the owners dies prior to the maturity date, the death benefit will be paid to the surviving owner(s), if any, who will be deemed to be the designated beneficiary(s).

..  Death of an Annuitant who is not the Owner
  If the owner and the annuitant are not the same individual and the annuitant dies prior to the maturity date, the owner becomes the annuitant and the contract continues, unless the owner appoints a new annuitant. If a joint annuitant dies prior to the maturity date, the owner may appoint a new joint annuitant. The death of an annuitant or joint annuitant will not cause the death benefit to be paid.

..  Death of Owner who is not the Annuitant
  If the owner who is not the annuitant dies before the contract maturity date, the death benefit will be paid under the contract to the owner's beneficiary, unless the beneficiary is the spouse. The survival of the annuitant does not affect this payment. If the spouse is the beneficiary, see "Spousal Beneficiary Contract Continuance."

..  Spousal Beneficiary Contract Continuance
  If the owner/annuitant or owner non-annuitant dies and the spouse of the owner is the beneficiary, the spousal beneficiary can continue the contract as the owner.

..  Ownership of the Contract by a Non-Natural Person
  If the owner is not an individual, the death of the primary annuitant is treated as the death of the owner. If the owner/annuitant or owner non-annuitant dies and the spouse of the owner is the beneficiary, the spousal beneficiary can continue the contract as the contract owner.

What is the Death Benefit Amount?
  The owner shall elect any of the available death benefit options at the time of the initial premium payment. If no option is elected, Death Benefit Option 1 will apply. If we grant your request to change ownership, Death Benefit Option 1 shall apply, unless we agree otherwise.

..  Death Benefit Option 1--Return of Premium
  Upon the death of the owner (or if there is more than one owner, on the death of the owner who dies first), the death benefit is the greater of:

     a) the sum of all of premium payments, less adjusted partial withdrawals (as defined below); or

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

     b) the contract value on the claim date.

..  Death Benefit Option 2--Annual Step-up
  This death benefit is based on the age of the owner. If there is more than one owner, it is based upon the age of the eldest owner at issue.

  Upon the death of the owner who has not attained age 80, the death benefit is the greatest of:

     a) the sum of all premium payments, less adjusted partial withdrawals (as defined below); or
     b) the contract value on the claim date; or
     c) the annual step-up amount (as defined below).

  Upon the death of the owner who has attained age 80, the death benefit is the greater of:

     a) the death benefit amount in effect at the end of the contract year prior to the owner attaining age 80, plus the sum of all premium payments less adjusted partial withdrawals (as defined below) made since the end of the contract year prior to the owner reaching age 80; or
     b) the contract value on the claim date.

  If the owner is not an individual, the age of the primary annuitant will be used to calculate the death benefit amount. If the spouse elects to continue the contract under Death Benefit Option 2, the death benefit will be calculated using the surviving spouse's attained age.

  Adjusted Partial Withdrawals: The result of multiplying the ratio of the partial withdrawal to the contract value and the death benefit (prior to the withdrawal) on the withdrawal date.

  Annual Step-up Amount: In the first contract year the step-up amount is equal to 100% of premium payments less adjusted partial withdrawals. After that, in any following contract year the step-up amount equals the greater of (1) the step-up amount at the end of the prior contract year, plus any premium payments made since the end of the prior contract year, less any adjusted partial withdrawals made since the end of the prior year; or (2) the contract value.

..  Death Benefit Option 3--Relief Amount
  The availability of this option is subject to state approval. Additionally, this death benefit option was not available after May 1, 2007.

  This death benefit is based on the age of the owner. If there is more than one owner, it is based upon the age of the eldest owner at issue. This option is available only for owners less than age 76 on the contract date.

  Upon the death of the owner who has not attained age 70 on the contract date, the death benefit is the greater of:

     a) the sum of all of premium payments, less adjusted partial withdrawals (as defined above); or
     b) the contract value on the claim date plus 40% of the relief amount (as defined below).

  Upon death of the owner who has attained age 70, but is less than 76 on the contract date, the death benefit is the greater of:

     a) the sum of all of premium payments, less adjusted partial withdrawals (as defined above); or
     b) the contract value on the claim date plus 25% of the relief amount (as defined below).

  If the owner is not an individual, the age of the primary annuitant will be used to calculate the death benefit amount. If the spouse elects to continue the contract under Death Benefit Option 3, we will calculate the death benefit using the surviving spouse's attained age as of the date we continue the contract.

Accumulation Enhancement
  Death Benefit Option 3 includes an accumulation enhancement. This enhancement provides monetary assistance during confinement in an assisted care living facility or nursing home if the following conditions are met:

  . 120 consecutive days of confinement prior to the maturity date, after the first contract year; and

  .  the 120 days must occur prior to the owner attaining age 91.

The enhancement provides:

  . that we will pay 40% of the relief amount (if the owner has not attained age 70 on the contract date) or 25% of the relief amount (if the owner is between the ages of 70-75 on the contract date);

  . that the amount we pay under this enhancement will not be paid in a lump sum but will be credited to the contract value over a period of 50 months, in the amount of 2% per month, while the owner is alive;

  . that even if the owner is dismissed from the facility/ nursing home prior to the 50 months expiring, we will continue to increase the contract value for 50 months;

  . that the maximum amount we will pay under this enhancement (and all similar enhancements issued by us or an affiliated company) for the owner is $750,000; and

  . this benefit is separate from the relief amount that is calculated at death.

The monthly benefit payments will be added to the contract value according to the current allocation schedule on file. The owner can remove the payments from the contract value via partial withdrawals and surrender charges will be waived.

Relief Amount: the relief amount is equal to the contract value less modified premium payments not to exceed the following maximum amount:

  . When the age of the eldest owner on the contract date is less than 70, the maximum relief amount equals 200% multiplied by:

     1) the sum of modified premium payments (made prior to the date of the death benefit calculation) minus

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

     2) the sum of premium payments (made during the prior 12 months of the death benefit calculation date) minus

     3) the sum of monthly benefits (as defined below) credited to the contract value.

  . When the eldest owner on the Contract Date has attained age 70 but has not attained age 75, the maximum relief amount equals 100% multiplied by:

     1) the sum of modified premium payments (made prior to the date of the death benefit calculation) minus

     2) the sum of premium payments (made during the 12 months prior to the death benefit calculation date) minus

     3) the sum of monthly benefits (as defined below) credited to the contract value.

  Modified Premium Payments: equals the sum of all premium payments plus monthly benefits (as defined below), if any, minus the amount that each partial withdrawal exceeds the difference between the contract value and the modified premium payments prior the partial withdrawal. If there are no partial withdrawals or the partial withdrawal does not exceed the difference, the value is zero.

  Monthly Benefit: is the monthly amount credited to the contract value when a claim under the Accumulation Enhancement is being paid.


  There are a number of options for payment of the death benefit, including lump sum, systematic withdrawals and annuity. If the death benefit amount to be paid is less than $2,000, it will be paid in a single lump sum (see "Annuity Options"). Depending upon state law, the death benefit payment to the beneficiary may be subject to state inheritance or estate taxes and we may be required to pay such taxes prior to distribution. There are specific Internal Revenue Code requirements regarding payment of the death benefits, see "Federal Income Taxes--Distribution at Death." A recipient should consult a legal or tax adviser in selecting among the death benefit payment options.

  At the time of payment you may elect to have the full death benefit amount sent to you or to have the proceeds credited to the Phoenix Concierge Account ("PCA"), an interest bearing checking account with check writing privileges. If you do not affirmatively elect to have the full death benefit amount sent to you, the PCA will become default method of payment when the death claim is greater than or equal to $5,000 and the beneficiary is an individual, trust or estate. The PCA is generally not offered to corporations or similar entities. You may opt out of the PCA at any time by writing a check from the PCA for the full amount of your balance or by calling our Annuity Service Center. A beneficiary may opt out of the PCA and may elect one of the payment options described below, or another option we are then offering for this contract before payment of the death proceeds.


  The PCA is not insured by the FDIC, NSUSIF, or any other state or federal agency which insures deposits. The guarantee of principal is based on the claims-paying ability of the company. Also, if the recipient chooses, death benefit proceeds will be payable in the form of an annuity option. Any such annuity option is subject to all restrictions (including minimum amount requirements) as are other annuities under this contract. In addition, there may be legal requirements that limit the recipient's annuity options and the timing of payments. See "Distributions at Death" under "Federal Income Taxes." A recipient should consult a qualified tax adviser before electing to receive an annuity.

  Depending upon state law, the amounts paid to the owner may avoid probate and the death benefit may be reduced by any tax due. For more information, see "Tax" and "Distribution at Death" under "Federal Income Taxes."

  We reserve the right to discontinue offering any one of the available death benefit options in the future.

  If you are the beneficiary of a deceased Owner's Contract and are utilizing this Contract as an Inherited/Stretch Annuity, only the Return of Premium death benefit is available to you.

Internet, Interactive Voice Response and Telephone Transfers
--------------------------------------------------------------------------------

  You may transfer your contract value among the available investment options and make changes to your premium payment allocations by Internet, Interactive Voice Response ("IVR") or telephone. The Company may discontinue any of these options and may provide other options at any time.

  PHL Variable and Phoenix Equity Planning Corporation ("PEPCO"), our national distributor, will use reasonable procedures to confirm that transfer instructions are genuine. We require verification of account information and will record telephone instructions on tape. You will receive written confirmation of all transfers. PHL Variable and PEPCO may be liable for following unauthorized instructions if we fail to follow our established security procedures. However, you will bear the risk of a loss resulting from instructions entered by an unauthorized third party that PHL Variable and PEPCO reasonably believe to be genuine.

  We may modify or terminate your transfer and allocation privileges at any time. You may find it difficult to exercise these privileges during times of extreme market volatility. In such a case, you should submit your request in writing.

  Prior to the Maturity Date of your contract, you may elect to transfer all or any part of the contract value among one or more investment options, the GIA or MVA subject to the limitations established for the GIA and MVA. A transfer from a investment option will result in the redemption of accumulation units and, if another investment option is selected, in the purchase of accumulation units. The exchange will be based on the values of the accumulation units next determined after the receipt by our Annuity Operations Division of notice of election in a form satisfactory to us. A transfer among investment options, the GIA or MVA does not automatically change the payment allocation schedule of your contract.


  If you have authorized your registered representative to make transfers on your behalf, he or she may submit your transfer request in a batch of requests for multiple policy owners. Like an individual transfer request, the transfer request must be submitted in good order to be processed. You may also request transfers and changes in payment allocations among available investment option, the GIA or MVA by calling us at 800/541-0171 between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time on any valuation date, or by writing to the address listed on the first page of this prospectus. You may permit your registered representative to submit transfer requests on your behalf. We will employ reasonable procedures to confirm that transfer instructions are genuine. We will require verification of account information and will record telephone instructions on tape. All transfer and allocation changes will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following transfer instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These transfer and allocation change privileges may be modified or terminated at any time on a case by case basis. In particular, during times of extreme market volatility, transfer privileges may be difficult to exercise. In such cases you should submit written instructions.


  Unless we otherwise agree or unless the Dollar Cost Averaging Program has been elected, (see below), you may make only one transfer per contract year from the GIA. Nonsystematic transfers from the GIA and MVA will be made on the date of receipt by our Annuity Operations Division except as you may otherwise request. For nonsystematic transfers, the amount that may be transferred from the GIA at any one time cannot exceed the greater of $1,000 or 25% of the contract value in the GIA at the time of transfer. For nonsystematic transfers from the MVA, the market value adjustment may be applied. See the MVA prospectus for more information.


  No surrender charge will be assessed when a transfer is made. The date a premium payment was originally credited for the purpose of calculating the surrender charge will remain the same. We do not charge for transfers at this time. However, we reserve the right to charge a fee of $20 for each transfer after your first 12 transfers in a policy year. Should we begin imposing this charge, we would not count transfers made under a Systematic Transfer Program toward the 12 transfer limit. There are additional restrictions on transfers from the GIA as described above and in the section titled, "GIA." See the MVA prospectus for information regarding transfers from the MVA.


  For contracts issued on or after March 31, 2003, transfers to the GIA are not permitted during the first contract year. After the first Contract Year, a transfer into the GIA will not be permitted if such transfer would cause the percentage of the Contract Value in the GIA to exceed the Maximum GIA Percentage shown on the schedule page.

Market Timing and Other Disruptive Trading
--------------------------------------------------------------------------------

  We discourage market timing activity, frequent transfers of contract value among investment options and other activity determined to be "Disruptive Trading", as described below. Your ability to make transfers among investment options under the contract is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege constitutes "Disruptive Trading" that may disadvantage or potentially harm the rights or interests of other contract owners.

  "Disruptive Trading" includes, but is not limited to: frequent purchases, redemptions and transfers; transfers into and then out of an investment option in a short period of time; and transfers of large amounts at one time. The risks and harmful effects of Disruptive Trading include:

.. dilution of the interests of long-term investors in a investment option, if market timers or others transfer into or out of the investment option rapidly in order to take advantage of market price fluctuations;

.. an adverse affect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and

..  increased brokerage and administrative expenses.

  To protect our contract owners and the underlying funds from Disruptive Trading, we have adopted certain policies and procedures.

  Under our Disruptive Trading policy, we can modify your transfer privileges for some or all of the investment options. Modifications include, but are not limited to, not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any investment option at any one time. Unless prohibited by the terms of your contract, we may (but are not obligated to):

.. limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),

.. restrict the method of making a transfer (e.g., require that all transfers into a particular investment option be sent to our Service Center by first class U.S. mail and/or rescind telephone, internet, IVR or fax transfer privileges),

.. require a holding period for some investment options (e.g., prohibit transfers into a particular investment option within a specified period of time after a transfer out of that investment option),

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..  implement and administer redemption fees imposed by one or more of the underlying funds, or


..  impose other limitations or restrictions.


  Currently we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency of a contract owner's transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other policies owned by or under the control or influence of the same individual or entity. If you have authorized your registered representative to make transfers on your behalf, he or she may submit your transfer request in a batch of requests for multiple policy owners. We monitor these transfers on an individual basis, rather than on a batch basis. We currently review transfer activity on a regular basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.


  Because we reserve discretion in applying these policies, they may not be applied uniformly. However, we will to the best of our ability apply these policies uniformly. Consequently, there is a risk that some contract owners could engage in Disruptive Trading while others will bear the effects of their activity.

  Currently we attempt to detect Disruptive Trading by monitoring activity for all policies. Possible Disruptive Trading activity may result in our sending a warning letter advising the owner of our concern. Regardless of whether a warning letter is sent, once we determine that Disruptive Trading activity has occurred, we may revoke the owner's right to make Internet and IVR transfers. We will notify contract owners in writing (by mail to their address of record on file with us) if we limit their trading.

  We have adopted these policies and procedures as a preventative measure to protect all contract owners from the potential affects of Disruptive Trading, while recognizing the need for contract holders to have available reasonable and convenient methods of making transfers that do not have the potential to harm other contract owners.

  We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, IVR, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

  We cannot guarantee that our monitoring will be 100% successful in detecting and restricting all transfer activity that constitutes Disruptive Trading. Moreover, we cannot guarantee that revoking or limiting a contract owner's Internet, IVR, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be. Because we may not be able to detect or deter all Disruptive Trading and because some of these funds are available through other insurance companies, some contract owners may be treated differently than others, resulting in the risk that some contract owners could engage in Disruptive Trading while others will bear the effects of their activity.

  In addition, orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. Phoenix has entered into information sharing agreements with the underlying funds of this variable product as required by Rule 22c-2 of the Investment Company Act of 1940. The purpose of the information sharing is to provide information to the underlying funds so that they can monitor, warn, and restrict policyholders who may be engaging in disruptive trading practices as determined by the underlying funds. We reserve the right to reject, without prior notice, any transfer request into any investment option if the purchase of shares in the corresponding underlying fund is not accepted for any reason. We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement.

  We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our Disruptive Trading policy.

The Annuity Period
--------------------------------------------------------------------------------

  The annuity period begins after the accumulation period of the contract, when annuity payments are made to you.

Annuity Payments
  Annuity payments will begin on the contract's maturity date if the owner is alive and the contract is still in force. Beginning on the maturity date, investment in the Separate Account is continued unless a fixed payment annuity is selected. No surrender charge is taken. If you have not selected an annuity payment option by the maturity date, the default is Annuity Payment Option I--Variable Life Annuity with 10-Year Period Certain. For more information, see "Annuity Payment Options."

  If the amount to be applied on the maturity date is less than $2,000, we may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an annuity payment option would be less than $20, we may make a single sum payment equal to the total contract value on the date the initial annuity payment would be payable, or make periodic annuity payments quarterly, semiannually or annually in place of monthly annuity payments.

  Your contract specifies a maturity date at the time of its issuance. However, you may subsequently elect a different maturity date. The maturity date may not be earlier than the first contract anniversary. The latest maturity date is the contract anniversary nearest the annuitant's 95/th/ birthday or ten years from the contract date, unless agreed otherwise. Generally, under qualified plans, the maturity date must be

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such that distributions begin no later than April 1/st/ of the calendar year following the later of: (a) the year in which the employee attains age 70 or
(b) the calendar year in which the employee retires. The date set forth in
(b) does not apply to an Individual Retirement Annuity ("IRA"). A policyholder can defer the maturity date to the contract anniversary nearest the annuitant's 95/th/ birthday if we receive documentation concerning the policyholder's satisfaction of Internal Revenue Code Required Minimum Distributions. See "Federal Income Taxes".

  The maturity date election must be made by written notice and must be received by our Annuity Operations Division 30 days before the provisional maturity date. If you do not elect a maturity date, which is different from the provisional maturity date, the provisional maturity date becomes the maturity date.


Annuity Payment Options
  Unless an alternative annuity payment option is elected on or before the maturity date, the amounts held under a contract on the maturity date will be applied to provide a Variable Life Annuity with 10-Year Period Certain (Option
I) as described below. Instead of Option I, you may, by sending a written request to our Annuity Operations Division on or before the maturity date of the contract, elect any of the other annuity payment options described below. After the first annuity payment, you may not change the elected annuity payment option. No surrender charge will be assessed under any annuity payment option, unless unscheduled withdrawals are made under Annuity Payment Options K or L. The MVA will apply to any amounts held in the MVA that we applied to any annuity payment option. See the MVA prospectus for more information.

  With the exception of the Fixed Annuity Payment Options and Annuity Payment Option L, each annuity payment will be based upon the value of the annuity units credited to the contract. The number of annuity units in each investment option to be credited is based on the value of the accumulation units in that investment option and the applicable annuity payment rate. The contract is issued with guaranteed minimum annuity payment rates, however, if the current rate is higher, we'll apply the higher rate. The annuity payment rate differs according to the annuity payment option selected and the age of the annuitant(s). The annuity payment rate is applied and will determine all annuity payments for the fixed annuity payment options and the first annuity payment for the variable annuity payment options. The value of the annuity units will vary with the investment performance of each investment option to which annuity units are credited.

  The initial annuity payment will be calculated based on an assumed investment return of 4 1/2% per year. This rate is a fulcrum return around which variable annuity payments will vary to reflect whether actual investment experience of the investment option is better or worse than the assumed investment return. The assumed investment return is set at the time of your first annuity payment. If investment performance is higher than the assumed investment return, your subsequent annuity payments will be larger than your first annuity payment. However, if investment performance is lower than the assumed investment rate, your subsequent annuity payments will be less than the first annuity payment. If the assumed and actual investment performances are the same, your annuity payments will be level. The assumed investment return and the calculation of variable annuity payments for a 10-year period certain variable payment life annuity and for Annuity Payment Options J and K described below are described in more detail in the contract and in the SAI.

  The level of annuity payments payable under the following options is based upon the option selected. In addition, such factors as the age at which annuity payments begin, the form of annuity, annuity payment rates, assumed investment rate (for variable annuity payments) and the frequency of annuity payments will affect the level of annuity payments. The longer the duration, and more frequent the payments, the lower the annuity payment amount. The assumed investment rate is 4.5%per year. We use this rate to determine the first annuity payment under Variable Annuity Payment Options I, J, K, M and N. Under Option L, we determine the amount of the annual distribution by dividing the amount of contract value as of the payment calculation date by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.

  We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the investment options. Therefore, electing Option K will result in a deduction being made even though we assume no mortality risk under that option. For more information, see "Charges For Mortality and Expense Risks" and "Charges for Administrative Services."

  The following are descriptions of the annuity payment options available under a contract. These descriptions should allow you to understand the basic differences between the options, however, you should contact our Annuity Operations Division well in advance of the date you wish to elect an option to obtain estimates of annuity payments under each option.

Option A--Life Annuity with Specified Period
  A fixed payout annuity payable monthly while the annuitant is living or, if later, the end of the specified period certain. The period certain may be specified as 5, 10, or 20 years. The period certain must be specified at the time this option is elected.

Option B--Non-Refund Life Annuity
  A fixed payout annuity payable monthly while the annuitant is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

Option C--[Reserved]

Option D--Joint and Survivor Life Annuity
  A fixed payout annuity payable monthly while either the annuitant or joint annuitant is living. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date.

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Option E--Installment Refund Life Annuity
  A fixed payout annuity payable monthly while the annuitant is living. If the annuitant dies before the annuity payments made under this option total an amount which refunds the entire amount applied under this option, we will make a lump sum payment equal to the entire amount applied under this option less the sum of payments already made.

Option F--Joint and Survivor Life Annuity with 10-Year Period Certain
  A fixed payout annuity payable monthly while either the annuitant or joint annuitant is living, or if later, the end of 10 years. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date.

Option G--Payments for Specified Period
  A fixed payout annuity payable monthly over a specified period of time. Payments continue whether the annuitant lives or dies. The specified period must be in whole numbers of years from 5 to 30, but cannot be greater than 100 minus the age of the annuitant. However, if the beneficiary of any death benefits payable under this contract elects this payment option, the period selected by the beneficiary may not extend beyond the life expectancy of such beneficiary.

Option H--Payments of Specified Amount
  Equal income installments of a specified amount are paid until the principal sum remaining under this option from the amount applied is less than the amount of the installment. When that happens, the principal sum remaining will be paid as a final payment. The amount specified must provide for payments for a period of at least 5 years.

Option I--Variable Life Annuity with 10-Year Period Certain
  A variable payout annuity payable monthly while the annuitant is living or, if later, for 10 years. If the beneficiary of any death benefits payable under this contract elects this payment option, the period certain will equal the shorter of 10 years or the life expectancy of such beneficiary.

Option J--Joint Survivor Variable Life Annuity with 10-Year Period Certain
  A variable payout annuity payable monthly while either the annuitant or joint annuitant is living, or if later, the end of 10 years. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date. This option is not available for the payment of any death benefit under this contract.

Option K--Variable Annuity for a Specified Period
  A variable payout annuity payable monthly over a specified period of time. Payments continue whether the annuitant lives or dies. The specified period must be in whole numbers of years from 5 to 30, but cannot be greater than 100 minus the age of the annuitant. However, if the beneficiary of any death benefits payable under this contract elects this payment option, the period selected by the beneficiary may not extend beyond the life expectancy of such beneficiary. This option also provides for unscheduled withdrawals. An unscheduled withdrawal will reduce the number of fixed annuity units in each investment option and affect the amount of future payments. For details, see "Variable Annuity Payments" and the "Calculation of Annuity Payments" in the SAI.

Option L--Variable Life Expectancy Annuity
  This option provides a variable income which is payable over the annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. This option also provides for unscheduled withdrawals. An unscheduled withdrawal will reduce the contract value and affect the amount of future payments. Upon the death of the annuitant (and joint annuitant, if applicable), any remaining contract value will be paid in a lump sum to the beneficiary.

Option M--Unit Refund Variable Life Annuity
  This option provides variable monthly payments as long as the annuitant lives. In the event of the death of the annuitant, the monthly payments will stop and the beneficiary will receive a lump sum payment equal to the value of the remaining annuity units. This value is equal to the sum of the number of remaining annuity units for each investment option multiplied by the current annuity unit value for that investment option. The number of remaining annuity units for each investment option will be calculated as follows:

1.the net amount in the investment option applied under this option on the first payment calculation date divided by the corresponding annuity unit value on that date, minus

2.the sum of the annuity units released from the investment option to make the payments under this option.

  You may not transfer any assets under Annuity Payment Option M, unless we agree otherwise.

Option N--Variable Non-Refund Life Annuity
  A variable payout annuity payable monthly while the annuitant is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

Other Options and Rates
  We may offer other annuity payment options at the time a contract reaches its maturity date. In addition, in the event that annuity payment rates for contracts are at that time more favorable than the applicable rates guaranteed under the contract, the then current settlement rates shall be used in determining the amount of any annuity payment under the Annuity Payment Options above.

Other Conditions
  Federal income tax requirements currently applicable to most qualified plans provide that the period of years guaranteed under joint and survivorship annuities with specified periods certain (see "Option F" and "Option J" above) cannot be any greater than the joint life expectancies of the payee and his or her spouse.


  Federal income tax requirements also provide that participants in regular or SIMPLE IRAs must begin required minimum distributions ("RMDs") by April 1 of the year following the year in which they attain age 70 1/2. RMDs do not apply to Roth IRAs. Distributions from qualified plans


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generally must begin by the later of actual retirement or April 1 of the year following the year participants attain age 70 1/2.

  We will assist policyholders with compliance with the RMD requirements. Amounts up to the RMD may be withdrawn without a deduction for surrender charges, even if the minimum distribution exceeds the 10% allowable amount. See "Surrender Charges." Any amounts withdrawn that have not been held under a contract for at least six years and are in excess of both the minimum distribution and the 10% free available amount will be subject to any applicable surrender charge.


  If the initial monthly annuity payment under an annuity payment option would be less than $20, we may make a single sum payment equal to the contract value on the date the initial annuity payment would be payable, in place of all other benefits provided by the contract, or, may make periodic annuity payments quarterly, semiannually or annually in place of monthly annuity payments.

  Currently, transfers between investment options are available for amounts allocated to any of the variable annuity payment options except Option M.

Payment Upon Death After Maturity Date
  If an owner dies on or after the maturity date and there is no surviving owner, any remaining certain period annuity payments will be paid to the beneficiary under the annuity payment option in effect on the date of death. Generally, payments may not be deferred or otherwise extended. (For information regarding the Inherited/Stretch Annuity feature of this Contract, see the section of this prospectus entitled "Inherited/Stretch Annuity Feature.) If there is a surviving owner, the payments continue as if there had been no death.

  If the annuitant and joint annuitant, if any, die and are survived by any owner(s), any remaining certain period annuity payments will be paid to such owner(s). Payments will continue under the annuity payment option in effect at the date of death and may not be deferred or otherwise extended.

Variable Account Valuation Procedures
--------------------------------------------------------------------------------

Valuation Date
  A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and we are open for business. However, transaction processing may be postponed for the following reasons:

1.the NYSE is closed or may have closed early;

2.the SEC has determined that a state of emergency exists; or

3.on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day).

  The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each valuation date, the value of the Separate Account is determined at the close of the NYSE (usually 4:00 p.m. eastern time).

Valuation Period
  Valuation period is that period of time from the beginning of the day following a valuation date to the end of the next following valuation date.

Accumulation Unit Value
  The value of one accumulation unit was set at $1.000 on the date assets were first allocated to a investment option. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date. After the first valuation period, the accumulation unit value reflects the cumulative investment experience of that investment option.

Net Investment Factor
  The net investment factor for any valuation period is equal to 1.000 plus the applicable net investment rate for such valuation period. A net investment factor may be more or less than 1.000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any valuation period for the funds allocated to each investment option, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the investment option for such valuation period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the valuation period for mortality and expense risk fees and daily administration fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate unit values in the investment option at the beginning of the valuation period.

Miscellaneous Provisions
--------------------------------------------------------------------------------

Assignment
  Owners of contracts issued in connection with non-tax qualified plans may assign their interest in the contract to a spouse or a grantor trust. This assignment may result in taxable income to the contract owner. We will not be on notice of such an assignment unless we receive written notice of such assignment filed with our Annuity Operations Division.

  A pledge or assignment of a contract is treated as payment received on account of a partial surrender of a contract. For more information, see "Surrenders or Withdrawals Prior to the Contract Maturity Date." Transfer of ownership will nullify the original death benefit option and the death benefit option will become Death Benefit Option 1.

  In order to qualify for favorable tax treatment, contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.

Payment Deferral

  Payment of the Contract Value, attributable to the Separate Account, in a single sum upon a death claim, withdrawal or


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full surrender of the contract will ordinarily be made within at least 7 days after receipt of the written documentation in good order. However, we may postpone payment of the value of any Accumulation Units at times (a) when the NYSE is closed, other than customary weekend and holiday closings, (b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the Series is not reasonably practicable or it is not reasonably practicable to determine the Contract Value or (d) when a governmental body having jurisdiction over us by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b), (c) or (d) exist.


  Payment of the Contract Value attributable to the GIA may be deferred for 6 months from the date of receipt of a withdrawal or surrender request at our Annuity Operations Division. If payment is delayed for more than 10 days, we will credit additional interest at a rate equal to that paid under Annuity Options G and H.



Free Look Period

  We may mail the contract to you or we may deliver it to you in person. You may return a contract for any reason within ten days after you receive it and receive in cash the adjusted contract value less any charges. (A longer Free Look Period may be required by your state.) You may receive more or less than the initial premium payment depending on investment experience within the investment options during the Free Look Period. If a portion or all of your initial premium payment has been allocated to the GIA, we also will refund any earned interest. If applicable state law requires a return of premium payments, we will return the greater of premium payments less any withdrawals or the Contract Value less any applicable surrender charges.


Amendments to Contracts
  Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes. Changes in the contract may need to be approved by contract owners and state insurance departments. A change in the contract that necessitates a corresponding change in the prospectus or the SAI must be filed with the SEC.

Substitution of Fund Shares
  If, in the judgment of PHL Variable's management, one or more of the funds becomes unsuitable for investment by contract owners, we reserve the right to substitute accumulation units of another investment option for accumulation units already purchased or to be purchased in the future by premium payments under this contract. Any substitution will be subject to approval by the SEC, if required, and where required, one or more state insurance departments.

Ownership of the Contract
  Ordinarily, the purchaser of a contract is both the owner and the annuitant and is entitled to exercise all the rights under the contract. However, the owner may be an individual or entity other than the annuitant. More than one owner may own a contract as joint owner. Transfer of the ownership of a contract may involve federal income tax consequences, and a qualified advisor should be consulted before any such transfer is attempted.


Community and Marital Property States
  If the Policyholder resides in a community property or marital property state and has not named his or her spouse as the sole beneficiary, the spouse may need to consent to the non-spouse beneficiary designation. The policyholder should consult with legal counsel regarding this designation. Should spousal consent be required, we are not liable for any consequences resulting from the failure of the policyholder to obtain proper consent.


Inherited/Stretch Annuity Feature

  This Contract provides for an Inherited/Stretch Annuity Feature that may be requested by the beneficiary of a deceased Contract Owner's interest. Under this Feature we will administer the Contract to accommodate an inherited or "stretch" payout. A stretch payout is a method in which the death benefit is paid out over a period of time, which is generally based upon the life expectancy of the beneficiary. By electing a stretch payout, a death benefit beneficiary can "stretch" payments over his or her life expectancy rather than receive the entire death benefit in one lump sum or within five years of the Contract Owner's death. The amount of each stretch payment will be at least the required minimum distribution ("RMD") required under the Internal Revenue Code and its accompanying rules and regulations (see "Federal Income Taxes"). Electing a "stretch" payout may provide tax advantages to the beneficiary.

  This Feature is available to an individual or trust beneficiary of an Individual Retirement Account (IRA), (including a Roth IRA), or Qualified Plan or to an individual beneficiary of a Non-Qualified contract issued by PHL Variable (or its affiliates) or issued by a company unaffiliated with PHL Variable. If the beneficiary of a contract issued by a company unaffiliated with PHL Variable purchases this Phoenix Investor's Choice Contract for this Feature, then all contract rights will be available to the purchaser. However, if a beneficiary of this Phoenix Investor's Choice Contract elects this Feature, only certain rights will remain with the beneficiary because a beneficiary does not retain the same rights under this Contract as the deceased owner. Certain limitations, considerations and tax implications apply to this Feature and may differ depending upon whether you have a IRA/Qualified or Non-Qualified Plan and whether the beneficiary is an individual or a trust.

  If this Feature is elected, we will calculate the RMD under the Internal Revenue Code ("Code") and its accompanying rules and regulations and will distribute this calculated amount to the beneficiary. However, it is the responsibility of the beneficiary to ensure that the correct RMD is actually withdrawn from the contact each year.


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  The following guidelines will apply when we administer this Feature:

.. We will calculate the RMD each year in accordance with the Code using the Fair Market Value (year-end account value, plus any actuarial value assigned to living benefits) of the account.

.. With certain limitations, a beneficiary's share of the death benefit will be distributed over his or her life expectancy, based on IRS tables. If there are multiple beneficiaries and a separate beneficiary account is not established by December 31/st/ of the calendar year following the year of death, the death benefit will be distributed over the life expectancy of the oldest beneficiary.

.. For a Non-Qualified contract, if the deceased Owner had begun receiving annuitization proceeds, the RMD payments will be based on the life expectancy of the deceased Owner at the time of death.

.. If the beneficiary is a non-natural person under an IRA/ Qualified plan, and the deceased Owner died after his or her required beginning distribution date, we will use the remaining life expectancy of the deceased to compute remaining payments.

.. The annual RMD must be withdrawn each year. For a Non-Qualified contract, the first RMD must be distributed no later than the anniversary of the deceased Owner's date of death. For IRAs/Qualified plans, the first RMD must be distributed on or before December 31/st/ of the calendar year following the year of the deceased's death.

.. For an IRA/Qualified plan, if the beneficiary is a surviving spouse, the surviving spouse beneficiary can postpone RMDs until the year the deceased spouse would have turned 70 and 1/2. In the alternative, the spouse can also add the IRA/Qualified plan proceeds to his or her own IRA and delay RMDs until the surviving spouse turns 70 and 1/2.

.. For a Non-Qualified contract, if the beneficiary is a surviving spouse, the surviving spouse can take the contract as his or her own and delay RMDs until the surviving spouse's death.

.. The RMD may be paid on an installment basis with the payment frequency chosen by the beneficiary; in all cases, the RMDs must be paid at least annually.

.. In addition to RMD amounts, additional funds may be withdrawn from the Contract. Any withdrawal in excess of the RMD may be subject to a surrender charge (see the sections of this prospectus entitled "Summary of Expenses" and "Surrender of Contracts and Withdrawals").

.. The beneficiary who elects this Feature may continue or change the funding vehicle that the deceased Owner selected.


  For more information regarding Our administration of this feature, please see your Required Minimum Distribution (RMD) Request and Acknowledgment Form. This feature may not be suitable for some beneficiaries. We are not providing tax, financial or legal advice. You should consult with your financial professional and tax adviser to determine whether this feature is right for you. This feature may not be available in all states.


Community and Marital Property States
  If the Contract Owner resides in a community property or marital property state and has not named his or her spouse as the sole beneficiary, the spouse may need to consent to the non-spouse beneficiary designation. The Contract Owner should consult with legal counsel regarding this designation. Should spousal consent be required, We will not be liable for any consequences resulting from the failure of the Contract Owner to obtain proper consent.


Federal Income Taxes
--------------------------------------------------------------------------------

Introduction

  The contracts are designed for use with retirement plans which may or may not be tax-qualified plans ("qualified plans") or Individual Retirement Annuities
(IRAs) under the provisions of the Internal Revenue Code of 1986, (the "Code"). The ultimate impact of federal income taxes on the amounts held under a contract, premiums paid for the contract, payments received under the contract and on the economic benefits to the policyholder, annuitant or beneficiary depends on our income tax status, on the type of retirement plan (if any) for which the contract is purchased, and upon the income tax and employment status of the individual concerned.

  The following discussion is general in nature and is not intended as individual tax advice. The income tax rules are complicated and this discussion is intended only to make you aware of the issues. Each person should consult an independent tax or legal advisor. No attempt is made to consider any estate or inheritance taxes or any applicable state, local or other tax laws. Because this discussion is based upon our understanding of the federal income tax laws as they are currently interpreted, we cannot guarantee the income tax status of any contract either currently or in the future. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the "IRS"). From time to time, there are regulatory or legislation proposals or changes that do or could impact the taxation of annuity contracts and IRAs; if enacted, these changes could be retroactive. At this time, we do not have any specific information about any pending proposals that could affect this contract. We reserve the right to make changes to the contract to assure that it continues to qualify as an annuity for federal income tax purposes. For a discussion of federal income taxes as they relate to the funds, please see the fund prospectuses.

  Note on Terminology: The Internal Revenue Code uses the term "policyholder", in describing the owner of an Annuity.


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This section will follow the Internal Revenue Code terminology in describing specific provisions of the Code.


Income Tax Status

  We are taxed as a life insurance company under the Internal Revenue Code of 1986 (the "Code"), as amended. For federal income tax purposes, neither the Separate Account nor the Guaranteed Interest Account is a separate entity from Phoenix Life Insurance Company, PHL Variable Insurance Company or Phoenix Life and Annuity Company and neither account will be taxed separately as under the "regulated investment company" provisions (Subchapter M) of the Code.

  Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the value of the Separate Account and each Contract. Investment income of the Separate Account, including realized net capital gains, is not taxed to us. Due to our income tax status under current provisions of the Code, no charge currently will be made to the Separate Account for our federal income taxes which may be attributable to the Separate Account. We reserve the right to make a deduction for taxes should they be imposed on us with respect to such items in the future, if changes are made affecting the income tax treatment to our variable life insurance contracts, or if changes occur in our income tax status. If imposed, such charge would be equal to the federal income taxes attributable to the investment results of the Separate Account.


Taxation of Annuities in General--Nonqualified Plans

  Code section 72 governs taxation of annuities. In general, a policyholder (Contract owner) is not taxed on increases in value of the units held under a contract until a distribution is made. However, in certain cases, the increase in value may be subject to tax currently. See "Contracts Owned by Non-Natural Persons," "Owner Control" and "Diversification Standards" below.

  The policyholder may elect one of the available death benefit guarantees under the contract. One or more of the options available may, in some cases, exceed the greater of the sum of premium payments or the Contract Value. The IRS may take the position with respect to these death benefit guarantees that they are not part of the annuity contract. In such a case, the charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchase payments for the contract would not be deductible. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit guarantee under this contract or any amendments, benefits or endorsements to the contract.


Surrenders or Withdrawals Prior to the Contract Maturity Date

  Code section 72 provides that a withdrawal or surrender of the contract prior to the contract Maturity Date will be treated as taxable income to the extent the amounts held under the contract exceeds the "investment in the contract." The "investment in the contract" is that portion, if any, of contract purchase payments (premiums) that have not been excluded from the policyholder's gross income ("after-tax monies"). The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received in excess of the "investment in the contract" on account of a withdrawal or surrender of a contract. For purposes of this rule, a pledge, loan or assignment of a contract is treated as a payment received on account of a withdrawal from a contract.


Surrenders or Withdrawals On or After the Contract Maturity Date

  Upon receipt of a lump sum payment under the contract, the policyholder is taxed on the portion of the payment that exceeds the investment in the contract. Ordinarily, such taxable portion is taxed as ordinary income.

  For amounts received as an annuity, which are amounts payable at regular intervals over a period of more than one full year from the date on which they are deemed to begin, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income.

  Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans, there may be no investment in the contract resulting in the full amount of the payments being taxable. For annuities issued in connection with qualified employer retirement plans, a simplified method of determining the exclusion ratio applies. This simplified method does not apply to IRAs.

  Withholding of federal income taxes on all distributions may be required unless the policyholder properly elects not to have any amounts withheld and notifies our Operations Division of that election on the required forms and under the required certifications. Certain policyholders cannot make this election.

Penalty Tax on Certain Surrenders and Withdrawals--Nonqualified Contracts (Contracts not issued in connection with qualified plans or IRAs)
  Amounts surrendered, withdrawn or distributed before the policyholder/taxpayer reaches age 591/2 are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the policyholder (or where the holder is not an individual, the death


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of the "primary Annuitant," defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code section 72(m)(7); (iii) which are part of a Series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code section 72(t) relating to distributions from qualified retirement plans and to a special penalty of 25% applicable specifically to SIMPLE IRAs or other special penalties applicable to Roth
IRAs); (v) allocable to investment in the contract before August 14, 1982; (vi) under a qualified funding asset (as defined in Code section 130(d)); (vii) under an immediate annuity contract (as defined in Code section 72(u)(4)); or
(viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service. Please note that future legislation or regulations may modify the conditions under which distributions may be received without tax penalty.

  Separate tax withdrawal penalties apply to qualified plans and IRAs. See "Penalty Tax on Certain Surrenders and Withdrawals from Qualified Plans and IRAs."


Additional Considerations

Distribution-at-Death Rules

  For a contract issued other than in connection with a qualified plan or an IRA, in order to be treated as an annuity contract for federal income tax purposes, a contract must provide the following two distribution rules: (a) if the policyholder dies on or after the contract Maturity Date, and before the entire interest in the contract has been distributed, the remainder of the policyholder's interest will be distributed at least as rapidly as the method in effect on the policyholder's death; and (b) if a policyholder dies before the contract Maturity Date, the policyholder's entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the policyholder's date of death. If the beneficiary is the spouse of the holder, the contract may be continued in the name of the spouse as holder. Similar distribution requirements apply to annuity contracts under qualified plans and IRAs.

  If the primary Annuitant, which is not the policyholder, dies before the Maturity Date, the owner will become the Annuitant unless the owner appoints another Annuitant. If the policyholder is not an individual, the death of the primary Annuitant is treated as the death of the holder. When the holder is not an individual, a change in the primary Annuitant is treated as the death of the holder. If the policyholder dies on or after the Maturity Date, the remaining payments, if any, under an Annuity Payment Option must be made at least as rapidly as under the method of distribution in effect at the time of death.

  Any death benefits paid under the contract are taxable to the beneficiary at ordinary rates to the extent amounts exceed investment in the contract. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes and state income taxes may also apply.


Transfer of Annuity Contracts

  Transfers of contracts for less than full and adequate consideration at the time of such transfer will trigger taxable income on the gain in the contract, with the transferee getting a step-up in basis for the amount included in the policyholder's income. This provision does not apply to transfers between spouses or transfers incident to a divorce.


Contracts Owned by Non-Natural Persons

  If a non-natural person (for example, a corporation) holds the contract, the income on that contract (generally the increase in the net surrender value less the premium payments paid) is includable in income each year. The rule does not apply where the non-natural person is an agent for a natural person, such as a trust in which the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the contract is held under a qualified plan, a TSA program or an IRA, where the contract is a qualified funding asset for structured settlements, or where the contract is purchased on behalf of an employee upon termination of a qualified plan.


Section1035 Exchanges

  Code section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another. A replacement contract obtained in a tax-free exchange of contracts generally succeeds to the status of the surrendered contract. For non-qualified contracts, the contract proceeds must be transferred directly from one insurer to another insurer; they cannot be sent to the policyholder by the original insurer and then transmitted from the policyholder to the new insurer. For IRA and qualified plan contracts, the proceeds can be transmitted through the policyholder if specific conditions are met. Exchanges are permitted of the entire contract or a portion of the contract. Policyholders contemplating exchanges under Code section 1035 should consult their tax and/or legal advisors.


Multiple Contracts

  Code section 72(e)(12)(A)(ii) provides that for purposes of determining the amount of any distribution under Code section 72(e) (amounts not received as annuities) that is includable in gross income, all annuity contracts issued by the same insurer (or affiliate) to the same policyholder during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract Maturity Date, such as a withdrawal, dividend or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.


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Diversification Standards

Diversification Regulations
  Code section 817(h) requires that all contracts be adequately diversified. Treasury regulations define the requirements and generally permit these requirements to be satisfied using separate accounts with separate funds or series of a fund, each of which meets the requirements. The regulations generally require that, on the last day of each calendar quarter the assets of the separate accounts or series be invested in no more than:

..  55% in any 1 investment
..  70% in any 2 investments
..  80% in any 3 investments
..  90% in any 4 investments

  A "look-through" rule applies to treat a pro rata portion of each asset of a Series as an asset of the Separate Account, and each Series of the funds are tested for compliance with the percentage limitations. For purposes of these diversification rules, all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer.

  We represent that we intend to comply with the Diversification Regulations to assure that the contracts continue to be treated as annuity contracts for federal income tax purposes.


Owner Control

  The Treasury Department has indicated that the Diversification Regulations do not provide exclusive guidance regarding the circumstances under which policyholder control of the investments of the Separate Account will cause the policyholder to be treated as the owner of the assets of the Separate Account. It is also critical that the insurance company and not the policyholder have control of the assets held in the separate accounts. A policyholder can allocate Account Values from one fund of the separate account to another but cannot direct the investments each fund makes. If a policyholder has too much "investor control" of the assets supporting the separate account funds, then the policyholder may be taxed on the gain in the contract as it is earned.

  In 2003, formal guidance (Revenue Ruling 2003-91) was issued that indicated that if the number of underlying mutual funds available in a variable insurance contract does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. This guidance also states that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate any specific number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.

  The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the policyholder could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the policyholder to be treated as the owner of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this contract, like the contracts described in the Revenue Ruling, there is no arrangement, plan, contract, or agreement between the policyholder and us regarding the availability of a particular investment option and, other than the policyholder's right to allocate premium payments and transfer funds among the available investment options, all investment decisions concerning the investment options will be made by us or an advisor in its sole and absolute discretion.

  At this time, it cannot be determined whether additional guidance will be provided on this issue and what standards may be contained in such guidance. Should there been additional rules or regulations on this issue, including limitations on the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment, we reserve the right to modify the contract to the extent required to maintain favorable tax treatment.


Diversification Regulations and Qualified Plans

  Code section 817(h) applies to a variable annuity contract other than a pension plan contract. All of the qualified plans, including IRAs, are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified plan contracts from application of the diversification rules, all available investments will be structured to comply with the diversification regulations and investor control limiitations because the investments serve as the investment vehicle for nonqualified contracts as well as qualified plan and IRA contracts.


Taxation of Annuities in General--Qualified Plans

  The contracts may be used with several types of IRAs and qualified plans including: Section 403(b) contracts (also referred to as Tax-Sheltered Annuities (TSAs) or Tax-Deferred Annuities (TDAs)), Roth 403(b) contracts, Traditional IRAs, SEP IRAs, SIMPLE IRAs, SARSEP IRAs, Roth IRAs, Corporate Pension and Profit-sharing Plans and State Deferred Compensation Plans. For purposes of this discussion, all will be treated as qualified plans. The specific tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made here to provide more than general information about the use of the contracts with the various types of qualified plans. We reserve the right at any time to discontinue the availability of this contract for use with some of all of these qualified plans. Participants under such qualified plans as well as policyholders, annuitants and beneficiaries, are reminded that the rights of any person to any benefits under such qualified plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the contract issued in connection therewith. Federal or state requirements, including ERISA, may impact the person


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entitled to death benefits under the contract. Consequently, a policyholder's named beneficiary designation or elected annuity payment option may not be enforceable.

  The owner of the contract may elect one of the available death benefit guarantees under the contract. We are of the opinion that the death benefit guarantees available under the contract are part of the annuity contract. One or more of the death benefit guarantees available may exceed the greater of the sum of premium payments or the Contract Value. The contract and its amendments, benefits or endorsements (together referred to herein as the "contract") have not been reviewed by the IRS for qualification as an IRA or any other qualified plan. Moreover, the IRS has not issued formal guidance concerning whether any particular death benefit option such as those available under the contract complies with the qualification requirements for an IRA or any other qualified plan.

  There is a risk that the IRS would take the position that one or more of the death benefit guarantees are not part of the annuity contract. In such a case, charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes. While we regard the death benefit guarantees available under the contract as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit option under this contract for an IRA or other qualified plan.

  Certain death benefit guarantees may be purchased under the contract. IRAs and other qualified contracts generally may not invest in life insurance contracts. There is a risk that IRS may consider these death benefit guarantees "incidental death benefits." There is a limit on the amount of the incidental death benefits allowable for qualified contracts. If the death benefit(s) selected are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the IRA or qualified contract. Furthermore, the Code provides that the assets of an IRA may not be invested in life insurance, but may provide, in the case of death during the accumulation phase, for a death benefit payment equal to the greater of sum of premium payments (less withdrawals) or Contract Value. This contract offers death benefits, which may exceed the greater of sum of premium payments (less withdrawals) or Contract Value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA or other qualified contract. That determination could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.

  Distributions from qualified plans eligible to be rolled over to new contracts but which are paid to the policyholder directly generally will be subject to 20 percent income tax withholding. Mandatory withholding can be avoided if the policyholder arranges for a direct rollover to another qualified pension or profit-sharing plan or to an IRA.

  The mandatory withholding rules apply to all taxable distributions from qualified plans except (a) distributions required under the Code, (b) substantially equal distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more and (c) the portion of distributions not includable in gross income (i.e., return of after-tax contributions). The mandatory withholding rules do not apply to IRAs, however, a distribution from an IRA is taxable unless the IRA funds are reinvested in another IRA within a statutory time of 60 days.

  The contracts sold by us in connection with certain qualified plans will utilize annuity tables that do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain nonqualified deferred compensation plans.

  There are numerous income tax rules governing qualified plans, including rules with respect to: coverage, participation, maximum contributions, required distributions, penalty taxes on early or insufficient distributions and income tax withholding on distributions. The following are general descriptions of the various types of qualified plans and of the use of the contracts in connection therewith.


Tax Sheltered Annuities ("TSAs"), Tax Deferred Annuities ("TDAs"),
Section 403(b)

  Code section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code section 501(c)(3), to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of payments from gross income for federal income tax purposes. These annuity contracts are commonly referred to as TSAs, TDAs, or 403(b)s.

  Code section 403(b)(11) imposes certain restrictions on a policyholder's ability to make withdrawals from, or surrenders of, Code section 403(b) Contracts. Specifically, Code section 403(b)(11) allows a surrender or withdrawal only (a) when the employee attains age 591/2, separates from service, dies or becomes disabled (as defined in the Code), or (b) in the case of hardship. In the case of hardship, the distribution amount cannot include any income earned under the contract. Code section 403(b)(11), applies only with respect to distributions from Code section 403(b) Contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.

  In addition, in order for certain types of contributions under a Code section 403(b) Contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. The responsibility for compliance is with the employer and not with the issuer of the underlying annuity contract. If certain contractual requirements are met, loans may be made available under Internal Revenue Code section 403(b) tax-sheltered annuity programs. A loan from a participant's Contract Value may be requested only if we make loans available with the contract and if the employer


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permits loans under their tax-sheltered annuity program. There are specific limits in the Code on the amount of the loan and the term of the loan. It is not the responsibility of the contract issuer such as PHL Variable to monitor compliance with these requirements. If a loan is desired, the policyholder must follow the requirement set forth by the employer and we must receive consent by the employer to process the loan.

  If we are directed by the participant, the loan may be taken from specific investment options. Otherwise, the loan is taken proportionately from all investment options. The loan must be at least $1,000 and the maximum loan amount is the greater of: (a) 90% of the first $10,000 of Contract Value minus any withdrawal charge; and (b) 50% of the Contract Value minus any withdrawal charge. The maximum loan amount is $50,000. If loans are outstanding from any other tax-qualified plan, then the maximum loan amount of the contract may be reduced from the amount stated above in order to comply with the maximum loan amount requirements under section 72(p) of the Code. Amounts borrowed from a Market Value Adjustment ("MVA") account are subject to the same market value adjustment as applies to transfers from the MVA.

  Interest will be charged on the loan, in the amount set forth in the contract. This interest is payable to us.

  Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and will also reduce the amount of the Loan Security Account by the same amount that the outstanding loan balance is reduced. The Loan Security Account is part of the general account and is the sole security for the loan. It is increased with all loan amounts taken and reduced by all repayments of loan principal. The balance of loan repayments, after payment of accrued loan interest, will be credited to the investment options of the Separate Account or the GIA in accordance with the participant's most recent premium payments allocation on file with us, except that no amount will be transferred to the MVA.

  Under Code section 72(p), if a loan payment is not paid within 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution for income tax purposes, and will be reported as such pursuant to Internal Revenue Code requirements. At the time of such deemed distribution, interest will continue to accrue until such time as an actual distribution occurs under the contract.

  As of January 1, 2009, there are new regulations impacting section 403(b) plans, including the requirement that the employer have a written Plan and that the Plan indicate the identity of the providers permitted under the Plan. We are not administrators of section 403(b) Plans; we are providers of annuity contracts authorized under specific Plans. We will exchange required information with the employer and/or authorized plan administrator, upon request.


Keogh Plans

  The Self-Employed Individual Tax Retirement Act of 1962, as amended permitted self-employed individuals to establish "Keoghs" or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS.


Individual Retirement Annuities

  Various sections of the Code permit eligible individuals to contribute to individual retirement programs known as "Traditional IRAs", "Roth IRAs", "SEP IRA", "SARSEP IRA", "SIMPLE IRA", and "Deemed IRAs". Each of these different types of IRAs is subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed on a tax-deferred basis into an IRA. Participant loans are not allowed under IRA contracts. Details about each of these different types of IRAs are included in the respective contract endorsements.


Corporate Pension and Profit-Sharing Plans

  Code section 401(a) permits corporate employers to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with Corporate Pension or Profit-sharing Plans should obtain independent tax advice as to the tax treatment and suitability of such an investment.


Deferred Compensation Plans With Respect to Service for State and Local Governments and Tax Exempt Organizations

  Code section 457 provides for certain deferred compensation plans with respect to service for state and local governments and certain other entities. The contracts may be used in connection with these plans; however, under these plans if issued to tax exempt organizations, the policyholder is the plan sponsor, and the individual participants in the plans are the Annuitants. Under such contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the contracts.

Tax on Surrenders and Withdrawals from Qualified Plans and IRAs
  In the case of a withdrawal under a qualified plan or IRA, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's after-tax cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified plan. For many qualified plans, the individual will have no after-tax contributions and the entire amount


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received will be taxable. For Roth IRAs, if certain conditions are met regarding holding periods and age of the policyholder, withdrawals are received without tax.

  Code section 72(t) imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401, Section 403(b) Contracts, (and Individual Retirement Annuities other than Roth IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the participation in the SIMPLE IRA. These penalty taxes are in addition to any income tax due on the distribution.

  To the extent amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible qualified plan; no tax penalty will be imposed. As of January, 2009, the tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the policyholder or Annuitant (as applicable) reaches age 591/2; (b) distributions following the death or disability of the policyholder or Annuitant (as applicable) (for this purpose disability is as defined in section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the policyholder or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such policyholder or Annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a policyholder or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the policyholder or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code section 213 to the policyholder or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an IRA for the purchase of medical insurance (as described in section 213(d)(1)(D) of the Code) for the policyholder and spouse and dependents if the certain conditions are met; (h) distributions from IRAs for first-time home purchase expenses (maximum $10,000) or certain qualified educational expenses of the policyholder, spouse, children or grandchildren; and (i) distributions from retirement plans to individuals called to active military. The exceptions stated in items (d) and (f) above do not apply in the case of an IRA. The exception stated in item (c) applies to an IRA without the requirement that there be a separation from service. Please note that future legislation or regulations may modify the conditions under which distributions may be received from a qualified plan or IRA without tax penalty.

  Generally, distributions from a qualified plan or IRA must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 701/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a Traditional or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. This commencement date is referred to as the "required beginning date." Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

  The amount that must be distributed is based on Code rules relating to "Required Minimum Distributions." This RMD takes into consideration the individual's age, marital status, and account balance, as well as the actuarial value of additional benefits under the contract. The individual will have options regarding computation of the RMD amount; these options are selected at the time that the payments begin.

  An individual is required to take distributions from all of his or her retirement accounts; however, if the individual has two or more accounts, the total amount of RMDs can be taken from one of the multiple accounts. For example, if the individual has a traditional IRA and a section 403(b) contract, the individual will have an RMD amount relating to each of these retirement vehicles. The individual can take the total of two RMDs from either or both of the two contracts.

  We are required to file an information return to the IRS, with a copy to the participant, of the total account value of each account. This information return will also indicate if RMDs are required to be taken.

  In addition to RMDs during the life of the individual, there are also required after-death distributions. These after-death RMDs apply to all qualified plans and IRAs, including Roth IRAs. The beneficiary of the contract may take payments earlier than provided under these after-death RMD rules, such as immediately after death, but cannot delay receipt of payments after the dates specified under these rules.

  Under the after-death RMD rules, if the original policyholder died prior to the required beginning date, and designated a contract beneficiary, then the full account value must be distributed either by the end of the fifth calendar year after the year of the owner's death or over a period of no longer than the life expectancy of the oldest individual beneficiary. If the payments are to be over the life expectancy, the first payment must be received by December 31/st/ of the year following the year of death. If the owner did not name a contract beneficiary or if the beneficiary was a non-natural person (such as an entity or the owner's estate), then the life expectancy payouts are not permitted and only the five-year rule is permitted.

  If the policyholder died after the required beginning date and designed a contract beneficiary, then the maximum payout period is the longer of the life expectancy of the named beneficiary or the remaining life expectancy of the original policyholder. If there was no named contract beneficiary or if the beneficiary was a non-natural person (such as an entity or the owner's estate), then the only payment permitted is based on the remaining life expectancy of the original policyholder.

  In all cases, if the beneficiary is the surviving spouse, there are special spousal continuation rules under which the spouse can treat the contract as his or her own and delay receiving payments until the spouse attains his or her own required beginning date.

  For 2009 only, the obligation to take an RMD from a contract was suspended. Thus, no RMD is required in connection with 2009. There are no modifications to the RMD obligations for any other year, although legislation may be enacted which would impact RMDs for years other than 2009.

Withholding and Information Reporting
  We are required to file information returns with the IRS and state taxation authorities in the event that there is a distribution from your contract that may have tax consequences and in certain other circumstances. In order to comply with our requirements, from time to time, we request that the policyholder provide certain information, including social security number or tax identification number and current address.

  In addition to information reporting, we are also required to withhold federal income taxes on the taxable portion of any amounts received under the contract unless you elect to not have any withholding or in certain other circumstances. You are not permitted to elect out of withholding if you do not provide a social security number or other taxpayer identification number. Special withholding rules apply to payments made to nonresident aliens.

  You are liable for payment of federal income taxes on the taxable portion of any amounts received under the policy. You may be subject to penalties if your withholding or estimated tax payments are insufficient. Certain states also require withholding of state income taxes on the taxable portion of amounts received. State laws differ regarding the procedure by which these amounts are computed and the extent to which a policyholder can elect out of withholding.

  In 2004, the Department of Treasury ruled that income received by residents of Puerto Rico under a life insurance policy issued by a United States company is U.S.-source income that is subject to United States Federal income tax. See Rev. Rul. 2004-74, 2004-31 I.R.B. 109. This ruling is also understood to apply to other nonresident alien policyholders. Although the ruling was directed at a life insurance policy, it may also apply to an annuity contract.


Spousal Definition

  Federal law requires that under the Internal Revenue Code, the special provisions relating to a "spouse" relate only to persons considered as spouses under the Defense of Marriage Act (DOMA), Pub. L. 104-199. Under this Act, a spouse must be a man or a woman legally joined. Individuals married under State or foreign laws that permit a marriage between two men or two women are not spouses for purposes of the Internal Revenue Code. Individuals participating in a civil union or other like status are not spouses for purposes of the Internal Revenue Code.


Seek Tax Advice

  The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans and IRAs are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Policyholder considering adoption of a qualified plan and purchase of a contract in connection therewith should first consult a qualified tax advisor, with regard to the suitability of the contract as an investment vehicle for the qualified plan or IRA.


Sales of Variable Accumulation Contracts
--------------------------------------------------------------------------------


  Phoenix has designated Phoenix Equity Planning Corporation ("PEPCO") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a distribution agreement. PEPCO, which is an affiliate of the Phoenix, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Phoenix and its affiliated companies. Phoenix reimburses PEPCO for expenses PEPCO incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). PEPCO does not retain any fees under the Contracts; however, PEPCO may receive 12b-1 fees from the underlying funds.

  PEPCO's principal executive offices are located at 610 W. Germantown Pike, Suite 460, Plymouth Meeting, PA 19462. PEPCO is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority, or ("FINRA") (formerly known as the National Association of Securities Dealers, Inc. or NASD).

  PEPCO and Phoenix enter into selling agreements with broker-dealers who are registered with the SEC and are members of FINRA, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of Phoenix under applicable state insurance law and must be licensed to sell variable insurance products. Phoenix intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.


Compensation

  Broker-dealers who have selling agreements with PEPCO and Phoenix are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.

  We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation in all or some years based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement and the payment option selected by the broker- dealer and/or the registered representative but is not expected to exceed 8.0% of purchase payments if up-front compensation is paid to registered representatives) and up to 2.5% annually of contract value (if asset based compensation is paid).

  To the extent permitted by FINRA rules, overrides and promotional incentives or cash and non-cash payments also may be provided to such broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the contract, including the recruitment and training of personnel, production of promotional literature and similar services.

  This Contract does not assess a front-end sales charge, so you do not directly pay for sales and distribution expenses. Instead, you indirectly pay for sales and distribution expenses through the overall charges and fees assessed under the Contract. For example, any profits Phoenix may realize through assessing the mortality and expense risk charge under your Contract may be used to pay for sales and distribution expenses. Phoenix may also pay for sales and distribution expenses out of any payments Phoenix or PEPCO may receive from the underlying funds for providing administrative, marketing and other support and services to the underlying funds. If your Contract assesses a surrender charge, proceeds from this charge may be used to reimburse Phoenix for sales and distribution expenses. No additional sales compensation is paid if you select any optional benefits under your Contract.

  We have unique arrangements for compensation with select broker-dealer firms based on the firm's aggregate or anticipated sales of contracts or other factors. We enter into such arrangements at our discretion and we may negotiate customized arrangements with firms based on various criteria. As such, special compensation arrangements are not offered to all broker-dealer firms. Compensation payments made under such arrangements will not result in any additional charge to you.

  Phoenix and PEPCO have also entered into so-called preferred distribution arrangements with certain broker-dealer firms. These arrangements have sometimes been called "shelf space" arrangements. Under these arrangements, Phoenix and PEPCO pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Phoenix's products. The payments are made from the Company's general assets and they may be significant. The broker-dealer may realize a profit on these payments. These services may include providing Phoenix with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing Phoenix's products. Any such compensation payable to a broker-dealer firm will be made by PEPCO or Phoenix out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor Phoenix's products. Phoenix and PEPCO currently have preferred distribution arrangements Summit Brokerage Services, Investacorp Inc. and CFD Investments. We may periodically establish compensation specials whereby we pay a higher amount for sales of a contract during a specified period. While a compensation special is in effect, registered representatives may be inclined to favor a product that pays a higher compensation over another product where a compensation special is not in effect.


Servicing Agent
--------------------------------------------------------------------------------


  The Phoenix Edge Series Fund reimburses Phoenix Life Insurance Company for various shareholder services provided by the Annuity Operations Division, PO Box 8027, Boston, MA 02266-8027. The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The total administrative service fees paid by the fund for the last three fiscal years were based on a percentage of the Fund's average daily net assets as follows:



 -----------------------------------------------------------------------------
        Year Ended December 31,                       Fee Paid
 -----------------------------------------------------------------------------
                 2006                               $1.7 million
 -----------------------------------------------------------------------------
                 2007                               $1.7 million
 -----------------------------------------------------------------------------
                 2008                               $1.3 million
 -----------------------------------------------------------------------------



  For 2009, there was a change in the fee structure and The Phoenix Edge Series Fund will reimburse Phoenix Life Insurance Company a flat fee rate of $1.6 million, which will be paid on a weighted average basis based on the net asset value of each Fund.


State Regulation
--------------------------------------------------------------------------------

  We are subject to the provisions of the Connecticut insurance laws applicable to life insurance companies and to regulation and supervision by the Connecticut Superintendent of Insurance. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which we do insurance business.

  State regulation of PHL Variable includes certain limitations on the investments that may be made for its General Account and separate accounts, including the Separate Account. It does not include, however, any supervision over the investment policies of the Separate Account.

Reports
--------------------------------------------------------------------------------

  Reports showing the contract value will be furnished to you at least annually.

Voting Rights
--------------------------------------------------------------------------------

  As stated above, all of the assets held in an available investment option will be invested in shares of a corresponding series of the funds. We are the legal owner of those shares and as such have the right to vote to elect the Board of Trustees of the funds, to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholders' meeting. We will send you or, if permitted by law, make available electronically, proxy material, reports and other materials relevant to the investment options in which you have a voting interest. In order to vote you must complete the proxy form and return it with your voting instructions. You may also be able to vote your interest by telephone or over the Internet if such instructions are included in the proxy material. We will vote all of the shares we own on your behalf, in accordance with your instructions. We will vote the shares for which we do not receive instructions, and any other shares we own, in the same proportion as the shares for which we do receive instructions. This process may result in a small number of contractowners controlling the vote.

  In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the fund in its own right, we may elect to do so.

  Matters on which owners may give voting instructions include the following:
(1) election or removal of the Board of Trustees of a fund; (2) ratification of the independent accountant for a fund; (3) approval or amendment of the investment advisory agreement for the series of the fund corresponding to the owner's selected investment option(s); (4) any change in the fundamental investment policies or restrictions of each such series; and (5) any other matter requiring a vote of the shareholders of a fund. With respect to amendment of any investment advisory agreement or any change in a series' fundamental investment policy, owners participating in such series will vote separately on the matter.

  The number of votes that you have the right to cast will be determined by applying your percentage interest in a investment option to the total number of votes attributable to the investment option. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for fund shareholders chosen by the Board of Trustees of a fund.



The Phoenix Companies, Inc. - Legal Proceedings about Company Subsidiaries
--------------------------------------------------------------------------------


  We are regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming us as a defendant ordinarily involves our activities as an insurer, employer, investor or investment advisor. It is not feasible to predict or determine the ultimate outcome of all legal or arbitration proceedings or to provide reasonable ranges of potential losses. Based on current information, we believe that the outcomes of our litigation and arbitration matters are not likely, either individually or in the aggregate, to have a material adverse effect on our financial condition. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation and arbitration, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operations or cash flows in particular quarterly or annual periods.

  State regulatory bodies, the SEC, the Financial Industry Regulatory Authority ("FINRA"), the IRS and other regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with laws and regulations related to, among other things, our insurance and broker-dealer subsidiaries, securities offerings and registered products. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted.

  For example, in the fourth quarter of 2008, the State of Connecticut Insurance Department initiated the on-site portion of a routine financial examination of the Connecticut domiciled life insurance subsidiaries of Phoenix Life for the five year period ending December 31, 2008.

  Regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. It is not feasible to predict or determine the ultimate outcome of all pending inquiries, investigations, legal proceedings and other regulatory actions, or to provide reasonable ranges of potential losses. Based on current information, we believe that the outcomes of our regulatory matters are not likely, either individually or in the aggregate, to have a material adverse effect on our financial condition. However, given the large or indeterminate amounts sought in certain of these actions and the inherent unpredictability of regulatory matters, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operation or cash flows in particular quarterly or annual periods.


SAI Table of Contents
--------------------------------------------------------------------------------

  The SAI contains more specific information and financial statements relating to the Separate Account and PHL Variable. The following lists the Table of Contents for the SAI:

..  PHL Variable Insurance Company
..  Underwriter
..  Services
..  Performance History
..  Calculation of Yield and Return
..  Calculation of Annuity Payments
..  Experts
..  Separate Account Financial Statements
..  Company Financial Statements

  Contract owner inquiries and requests for an SAI should be directed, in writing us, or by calling us at 800/541-0171.

APPENDIX A - Investment Options
--------------------------------------------------------------------------------

  Please note that not all funds listed here may be offered with this product. Please refer to page one of this prospectus for a list of the funds offered with this product.




                     Fund Name                                         Investment Objective
AIM V.I. Capital Appreciation Fund                    Growth of capital














--------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund /1, 3/                      Growth of capital














--------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund /1, 3/              Long term growth of capital














--------------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio /1, 3/  Long term capital appreciation
--------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth Strategy        To maximize total return consistent with the Adviser's
Portfolio                                             determination of reasonable risk
--------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Wealth Appreciation Strategy    Long-term growth of capital
Portfolio
--------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                              Seeks to replicate, as closely as possible, before the
                                                      deduction of expenses, the performance of the
                                                      Standard & Poor's 500 Composite Stock Price Index,
                                                      which emphasizes stocks of large U.S. companies
--------------------------------------------------------------------------------------------------------------
DWS Small Cap Index VIP                               Seeks to replicate, as closely as possible, before the
                                                      deduction of expenses, the performance of the
                                                      Russell 2000(R) Index, which emphasizes stocks of
                                                      small US companies
--------------------------------------------------------------------------------------------------------------



                     Fund Name                              Investment Advisor / Subadvisor
AIM V.I. Capital Appreciation Fund                    Invesco Aim Advisors, Inc.
                                                       Subadvisor(s): Invesco Trimark Ltd.;
                                                        Invesco Global Asset Management
                                                        (N.A.), Inc.;
                                                        Invesco Institutional (N.A.), Inc.;
                                                        Invesco Senior Secured
                                                        Management, Inc.;
                                                        Invesco Hong Kong Limited;
                                                        Invesco Asset Management
                                                        Limited;
                                                        Invesco Asset Management
                                                        (Japan) Limited;
                                                        Invesco Asset Management
                                                        Deutschland, GmbH; and
                                                        Invesco Australia Limited
---------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund /1, 3/                      Invesco Aim Advisors, Inc.
                                                       Subadvisor(s): Invesco Trimark Ltd..;
                                                        Invesco Global Asset Management
                                                        (N.A.), Inc.;
                                                        Invesco Institutional (N.A.), Inc.;
                                                        Invesco Senior Secured
                                                        Management, Inc.;
                                                        Invesco Hong Kong Limited;
                                                        Invesco Asset Management
                                                        Limited;
                                                        Invesco Asset Management
                                                        (Japan) Limited;
                                                        Invesco Asset Management
                                                        Deutschland, GmbH; and
                                                        Invesco Australia Limited
---------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund /1, 3/              Invesco Aim Advisors, Inc.
                                                       Subadvisor(s): Invesco Trimark Ltd.;
                                                        Invesco Global Asset Management
                                                        (N.A.), Inc.;
                                                        Invesco Institutional (N.A.), Inc.;
                                                        Invesco Senior Secured
                                                        Management, Inc.;
                                                        Invesco Hong Kong Limited;
                                                        Invesco Asset Management
                                                        Limited;
                                                        Invesco Asset Management
                                                        (Japan) Limited;
                                                        Invesco Asset Management
                                                        Deutschland, GmbH; and
                                                        Invesco Australia Limited
---------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio /1, 3/  Fred Alger Management, Inc.
---------------------------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth Strategy        AllianceBernstein L.P.
Portfolio
---------------------------------------------------------------------------------------------------
AllianceBernstein VPS Wealth Appreciation Strategy    AllianceBernstein L.P.
Portfolio
---------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                              Deutsche Investment Management Americas Inc.
                                                       Subadvisor: Northern Trust Investments, N.A


---------------------------------------------------------------------------------------------------
DWS Small Cap Index VIP                               Deutsche Investment Management Americas Inc.
                                                       Subadvisor: Northern Trust Investments, N.A


---------------------------------------------------------------------------------------------------


                         Fund Name                                            Investment Objective
Federated Fund for U.S. Government Securities II             Current income by investing primarily in U.S.
                                                             government securities and U.S Treasury and agency
                                                             debenture securities
----------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                           High current income by investing in high yield, lower
                                                             rated corporate bonds
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                         Long-term capital appreciation
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                  Capital growth
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                Capital appreciation
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                 As high a level of current income as is consistent with
                                                             the preservation of capital

----------------------------------------------------------------------------------------------------------------------
Franklin Flex Cap Growth Securities Fund                     Capital appreciation
----------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                              Maximize income while maintaining prospects for
                                                             capital appreciation
----------------------------------------------------------------------------------------------------------------------
Lazard Retirement U.S. Small Cap Equity Portfolio /1, 3, 4/  Long term capital appreciation
----------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                         High current income and the opportunity for capital
                                                             appreciation to produce a high total return
----------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio                      Long-term growth of capital and income without
                                                             excessive fluctuations in market value
----------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                          Capital appreciation through investments, primarily in
                                                             equity securities which are believed to be undervalued
                                                             in the marketplace
----------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                Capital appreciation with income as a secondary goal
----------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Small Cap Growth Portfolio              Long term capital growth

----------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                      Long term growth of capital; current income is a
                                                             secondary goal
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA                     Capital appreciation by investing in securities of well-
                                                             known, established companies
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                        Long-term capital appreciation by investing in
                                                             securities of foreign insurers, "growth-type"
                                                             companies, cyclical industries and special situations
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small-Cap Fund/VA                    Capital appreciation
----------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                                Intermediate and long-term capital appreciation with
                                                             income as a secondary consideration
----------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Aggressive          Long-term capital growth
Growth
----------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Growth              Long-term capital growth with current income as a
                                                             secondary consideration
----------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate            Current income with capital growth as a secondary
                                                             consideration
----------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate            Long-term capital growth and current income with a
Growth                                                       greater emphasis on capital growth
----------------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                             Capital appreciation and current income.

----------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                Capital appreciation

----------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                                  As high a level of current income as is consistent with
                                                             the preservation of capital and maintenance of
                                                             liquidity
----------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series                     Long-term total return

----------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series                  High current income while attempting to limit
                                                             changes in the series' net asset value per share
                                                             caused by interest rate changes
----------------------------------------------------------------------------------------------------------------------
Phoenix Small-Cap Growth Series                              Long-term capital growth
(previously known as Phoenix-Alger Small-Cap
Growth Series)
----------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                          High total return over an extended period of time
                                                             consistent with prudent investment risk


----------------------------------------------------------------------------------------------------------------------



                         Fund Name                                     Investment Advisor / Subadvisor
Federated Fund for U.S. Government Securities II             Federated Investment Management Company


-----------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                           Federated Investment Management Company

-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                         Fidelity Management and Research Company
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                  Fidelity Management and Research Company
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                Fidelity Management and Research Company
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                 Fidelity Management and Research Company
                                                              Subadvisor: Fidelity Investments Money
                                                               Management, Inc.
-----------------------------------------------------------------------------------------------------------------
Franklin Flex Cap Growth Securities Fund                     Franklin Advisers, Inc.
-----------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                              Franklin Advisers, Inc.

-----------------------------------------------------------------------------------------------------------------
Lazard Retirement U.S. Small Cap Equity Portfolio /1, 3, 4/  Lazard Asset Management LLC
-----------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                         Lord, Abbett & Co. LLC

-----------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio                      Lord, Abbett & Co. LLC

-----------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                          Lord, Abbett & Co. LLC


-----------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                Franklin Mutual Advisers, LLC
-----------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Small Cap Growth Portfolio              Neuberger Berman Management LLC
                                                              Subadvisor: Neuberger Berman, LLC
-----------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                      Neuberger Berman Management LLC
                                                              Subadvisor: Neuberger Berman, LLC
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA                     OppenheimerFunds, Inc.

-----------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                        OppenheimerFunds, Inc.


-----------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small-Cap Fund/VA                    OppenheimerFunds, Inc.
-----------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                                Phoenix Variable Advisors, Inc.
                                                              Subadvisor: Neuberger Berman Management LLC
-----------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Aggressive          Phoenix Variable Advisors, Inc. Limited Services
Growth                                                        Subadvisor: Ibbotson Associates, Inc.
-----------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Growth              Phoenix Variable Advisors, Inc. Limited Services
                                                              Subadvisor: Ibbotson Associates, Inc.
-----------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate            Phoenix Variable Advisors, Inc. Limited Services
                                                              Subadvisor: Ibbotson Associates, Inc.
-----------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate            Phoenix Variable Advisors, Inc. Limited Services
Growth                                                        Subadvisor: Ibbotson Associates, Inc.
-----------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                             Phoenix Variable Advisors, Inc.
                                                              Subadvisor: Virtus Investment Advisers, Inc.
-----------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                Phoenix Variable Advisors, Inc.
                                                              Subadvisor: Neuberger Berman Management, LLC
-----------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                                  Phoenix Variable Advisors, Inc.
                                                              Subadvisor: Goodwin Capital Advisers, Inc.

-----------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series                     Phoenix Variable Advisors, Inc.
                                                              Subadvisor: Goodwin Capital Advisers, Inc.
-----------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series                  Phoenix Variable Advisors, Inc.
                                                              Subadvisor: Goodwin Capital Advisers, Inc.

-----------------------------------------------------------------------------------------------------------------
Phoenix Small-Cap Growth Series                              Phoenix Variable Advisors, Inc.
(previously known as Phoenix-Alger Small-Cap                  Subadvisor: Neuberger Berman Management LLC
Growth Series)
-----------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                          Phoenix Variable Advisors, Inc.
                                                              Subadvisors: Goodwin Capital Advisers, Inc. (fixed
                                                               income portion) Virtus Investment
                                                               Advisers, Inc. (equity portion)
-----------------------------------------------------------------------------------------------------------------


                       Fund Name                                          Investment Objective
Phoenix-Aberdeen International Series                    High total return consistent with reasonable risk

------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series      Capital appreciation and income with approximately
                                                         equal emphasis

------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Value Series /5/                         Long-term growth of capital.

------------------------------------------------------------------------------------------------------------------
Phoenix Small-Cap Value Series /5/                       Long-term growth of capital by investing primarily in
                                                         small-capitalization stocks that appear to be
                                                         undervalued.
------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                       Long-term capital appreciation with current income
                                                         as a secondary consideration

------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series               High total return


------------------------------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn/TM/ Strategy Portfolio         Seeks maximum real return consistent with prudent
                                                         investment management
------------------------------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio                              Seeks maximum real return, consistent with
                                                         preservation of real capital and prudent investment
                                                         management
------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio                             Seeks maximum total return, consistent with
                                                         preservation of capital and prudent investment
                                                         management
------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long Bond        Seeks to provide total returns that inversely correlate
Strategy Fund /1, 3/                                     to the price movements of a benchmark for U.S.
                                                         Treasury debt instruments or futures contract on a
                                                         specified debt instrument. The Fund's current
                                                         benchmark is the inverse of the daily price movement
                                                         of the Long Treasury Bond.
------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund /1, 3/                    Seeks to provide investment results that match the
                                                         performance of its benchmark on a daily basis. The
                                                         Fund's current benchmark is 150% of the
                                                         performance of the S&P 500 Index
------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust All-Cap Opportunity Fund /1, 3, 5/  Seeks long-term capital appreciation
(previously known as Rydex Variable Trust Sector
Rotation Fund)
------------------------------------------------------------------------------------------------------------------
Sentinel VPT Balanced Fund                               Seeks a combination of growth of capital and current
                                                         income, with relatively low risk and relatively low
                                                         fluctuations in value
------------------------------------------------------------------------------------------------------------------
Sentinel VPT Bond Fund                                   Seeks high current income while seeking to control
                                                         risk
------------------------------------------------------------------------------------------------------------------
Sentinel VPT Common Stock Fund                           Seeks a combination of growth of capital, current
                                                         income, growth of income and relatively low risk as
                                                         compared with the stock market as a whole
------------------------------------------------------------------------------------------------------------------
Sentinel VPT Mid Cap Growth Fund                         Seeks growth of capital
------------------------------------------------------------------------------------------------------------------
Sentinel VPT Small Company Fund                          Seeks growth of capital
------------------------------------------------------------------------------------------------------------------
Summit S&P MidCap 400 Index Portfolio                    Seeks investment results that correspond to the total
                                                         return performance of U.S. common stock, as
                                                         represented by the S&P MidCap 400 Index
------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund             Long-term capital appreciation
------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                        Long-term capital growth
------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund /2, 3/            High total return
------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                         Long-term capital growth
------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio               Capital appreciation and current income
------------------------------------------------------------------------------------------------------------------
Wanger International Select                              Long-term growth of capital
------------------------------------------------------------------------------------------------------------------
Wanger International (previously known as Wanger         Long-term growth of capital
International Small Cap)
------------------------------------------------------------------------------------------------------------------
Wanger Select                                            Long-term growth of capital
------------------------------------------------------------------------------------------------------------------
Wanger USA (previously known as Wanger U.S.              Long-term growth of capital
Smaller Companies)
------------------------------------------------------------------------------------------------------------------



                       Fund Name                                Investment Advisor / Subadvisor
Phoenix-Aberdeen International Series                    Phoenix Variable Advisors, Inc.
                                                          Subadvisor: Aberdeen Asset Management Inc.
-------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series      Phoenix Variable Advisors, Inc.
                                                          Subadvisor: Duff & Phelps Investment
                                                           Management Company
-------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Value Series /5/                         Phoenix Variable Advisors, Inc.
                                                          Subadvisor: Westwood Management Corp.
-------------------------------------------------------------------------------------------------------
Phoenix Small-Cap Value Series /5/                       Phoenix Variable Advisors, Inc.
                                                          Subadvisor: Westwood Management Corp.

-------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                       Phoenix Variable Advisors, Inc.
                                                          Subadvisor: Morgan Stanley Investment
                                                           Management Inc., d/b/a Van Kampen
-------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series               Phoenix Variable Advisors, Inc.
                                                          Subadvisor: Morgan Stanley Investment
                                                           Management Inc., d/b/a Van Kampen
-------------------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn/TM/ Strategy Portfolio         Pacific Investment Management Company LLC

-------------------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio                              Pacific Investment Management Company LLC


-------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio                             Pacific Investment Management Company LLC


-------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long Bond        Rydex Investments
Strategy Fund /1, 3/




-------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund /1, 3/                    Rydex Investments



-------------------------------------------------------------------------------------------------------
Rydex Variable Trust All-Cap Opportunity Fund /1, 3, 5/  Rydex Investments
(previously known as Rydex Variable Trust Sector
Rotation Fund)
-------------------------------------------------------------------------------------------------------
Sentinel VPT Balanced Fund                               Sentinel Asset Management, Inc.


-------------------------------------------------------------------------------------------------------
Sentinel VPT Bond Fund                                   Sentinel Asset Management, Inc.

-------------------------------------------------------------------------------------------------------
Sentinel VPT Common Stock Fund                           Sentinel Asset Management, Inc.


-------------------------------------------------------------------------------------------------------
Sentinel VPT Mid Cap Growth Fund                         Sentinel Asset Management, Inc.
-------------------------------------------------------------------------------------------------------
Sentinel VPT Small Company Fund                          Sentinel Asset Management, Inc.
-------------------------------------------------------------------------------------------------------
Summit S&P MidCap 400 Index Portfolio                    Calvert Asset Management Company, Inc.
                                                          Subadvisor: Summit Investment Partners, Inc.

-------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund             Templeton Asset Management Ltd.
-------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                        Templeton Investment Counsel, LLC
-------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund /2, 3/            Templeton Investment Counsel, LLC
-------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                         Templeton Global Advisors Limited
-------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio               Morgan Stanley Investment Management Inc.
-------------------------------------------------------------------------------------------------------
Wanger International Select                              Columbia Wanger Asset Management, L.P.
-------------------------------------------------------------------------------------------------------
Wanger International (previously known as Wanger         Columbia Wanger Asset Management, L.P.
International Small Cap)
-------------------------------------------------------------------------------------------------------
Wanger Select                                            Columbia Wanger Asset Management, L.P.
-------------------------------------------------------------------------------------------------------
Wanger USA (previously known as Wanger U.S.              Columbia Wanger Asset Management, L.P.
Smaller Companies)
-------------------------------------------------------------------------------------------------------

-----------------


/1/ This fund is closed to new investors on May 1, 2006.

/2/ This fund is closed to new investors on October 29, 2001.

/3/ Contract/policy owners who had value allocated to a fund before its applicable closure date, the following restrictions apply: (1) only regular premium payments are allowed into the fund; (2) no transfers from other funds are allowed into the fund; (3) existing allocation percentages may only be reduced and the fund may not be added to an allocation schedule;
    (4) existing DCA percentages may only be reduced and the fund may not be added to a DCA allocation schedule; and (5) existing rebalancing percentages may only be reduced and the fund may not be added to the rebalancing allocation schedule.

/4/ Effective June 1, 2009 to be known as Lazard Retirement U.S. Small-Mid Cap
    Equity Portfolio.

/5/ Name change effective May 1, 2009.

APPENDIX B - Deductions for Taxes - Qualified and Nonqualified Annuity Contracts

--------------------------------------------------------------------------------


                                  Upon           Upon
State                        Premium Payment Annuitization Nonqualified Qualified
-----                        --------------- ------------- ------------ ---------
California..................                       X           2.35%      0.50%

Florida.....................                       X           1.00       1.00

Maine.......................        X                          2.00

Nevada......................                       X           3.50

South Dakota................        X                          1.25/1/

Texas.......................                       X           0.04/2/    0.04

West Virginia...............                       X           1.00       1.00

Wyoming.....................                       X           1.00

Commonwealth of Puerto Rico.                       X           1.00       1.00



NOTE:The above tax deduction rates are as of January 1, 2009. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, we reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.

     For a more detailed explanation of the assessment of taxes, see "Deductions and Charges--Tax."

-----------------

/1/ South Dakota law exempts premiums received on qualified contracts from premium tax. Additionally, South Dakota law provides a lower rate of 0.8% that applies to premium payments received in excess of $500,000 in a single calendar year.

/2/ Texas charges an insurance department "maintenance fee" of .04% on annuity considerations, but the department allows this to be paid upon annuitization.

APPENDIX C - Financial Highlights
--------------------------------------------------------------------------------

  The following tables give the historical unit values for a single share of each of the available subaccounts. More information can be obtained in the Statement of Additional Information ("SAI"). You may obtain a copy of the SAI free of charge by calling 800/541-0171 or by writing to:

             PHL Variable Insurance Company
             Annuity Operations Division
             PO Box 8027
             Boston, MA 02266-8027

Death Benefit Option 1 Contracts



                                       Subaccount  Subaccount      Units
                                       Unit Value  Unit Value  Outstanding at
                                       Beginning      End      End of Period
                Subaccount             of Period   of Period    (Thousands)
        ----------------------------------------------------------------------
        AIM V.I. Capital Appreciation Fund - Series I Shares
        ---------------------------------------------------------------------
        ----------------------------------------------------------------------
        From 3/1/02* to 12/31/02         $2.000      $1.528         12
        From 1/1/03 to 12/31/03          $1.528      $1.946         185
        From 1/1/04 to 12/31/04          $1.946      $2.041         651
        From 1/1/05 to 12/31/05          $2.041      $2.185         934
        From 1/1/06 to 12/31/06          $2.185      $2.285         921
        From 1/1/07 to 12/31/07          $2.285      $2.517         768
        From 1/1/08 to 12/31/08          $2.517      $1.423         636
        AIM V.I. Core Equity Fund - Series I Shares
        ---------------------------------------------------------------------
        ----------------------------------------------------------------------
        From 4/21/06* to 12/31/06        $1.000      $1.083         543
        From 1/1/07 to 12/31/07          $1.083      $1.152         405
        From 1/1/08 to 12/31/08          $1.152      $0.791         241
        AIM V.I. Mid Cap Core Equity Fund - Series I Shares
        ---------------------------------------------------------------------
        ----------------------------------------------------------------------
        From 12/03/04* to 12/31/04       $2.000      $1.016         636
        From 1/1/05 to 12/31/05          $1.016      $1.076         541
        From 1/1/06 to 12/31/06          $1.076      $1.177         436
        From 1/1/07 to 12/31/07          $1.177      $1.268         269
        From 1/1/08 to 12/31/08          $1.268      $0.891         144
        Alger American Capital Appreciation Portfolio - Class O Shares
        ---------------------------------------------------------------------
        ----------------------------------------------------------------------
        From 4/1/02* to 12/31/02         $2.000      $1.333         62
        From 1/1/03 to 12/31/03          $1.333      $1.767         255
        From 1/1/04 to 12/31/04          $1.767      $1.880         231
        From 1/1/05 to 12/31/05          $1.880      $2.116         153
        From 1/1/06 to 12/31/06          $2.116      $2.482         132
        From 1/1/07 to 12/31/07          $2.482      $3.260         89
        From 1/1/08 to 12/31/08          $3.260      $1.759         68
        AllianceBernstein VPS Balanced Wealth Strategy Portfolio - Class B
        ---------------------------------------------------------------------
        ----------------------------------------------------------------------
        From 3/24/08 to 12/31/08*        $1.000      $0.745         373
        AllianceBernstein VPS Wealth Appreciation Strategy Portfolio - Class B
        ---------------------------------------------------------------------
        ----------------------------------------------------------------------
        From 3/24/08 to 12/31/08*        $1.000      $0.638         132
        DWS Equity 500 Index Fund VIP - Class A
        ---------------------------------------------------------------------
        ----------------------------------------------------------------------
        From 3/1/02* to 12/31/02         $2.000      $1.552         181
        From 1/1/03 to 12/31/03          $1.552      $1.956         852
        From 1/1/04 to 12/31/04          $1.956      $2.127        3,176
        From 1/1/05 to 12/31/05          $2.127      $2.190        3,060
        From 1/1/06 to 12/31/06          $2.190      $2.489        2,110
        From 1/1/07 to 12/31/07          $2.489      $2.577        1,860
        From 1/1/08 to 12/31/08          $2.577      $1.593        1,556



*Date subaccount began operations.

                                   Subaccount Subaccount     Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
               Subaccount          of Period  of Period   (Thousands)
        ---------------------------------------------------------------
        Federated Fund for U.S. Government Securities II
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 2/14/02* to 12/31/02    $2.000     $2.125        595
        From 1/1/03 to 12/31/03      $2.125     $2.140       2,117
        From 1/1/04 to 12/31/04      $2.140     $2.181       2,734
        From 1/1/05 to 12/31/05      $2.181     $2.188       3,380
        From 1/1/06 to 12/31/06      $2.188     $2.241       3,610
        From 1/1/07 to 12/31/07      $2.241     $2.343       3,268
        From 1/1/08 to 12/31/08      $2.343     $2.403       2,046
        Federated High Income Bond Fund II - Primary Shares
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 3/14/02* to 12/31/02    $2.000     $1.984        81
        From 1/1/03 to 12/31/03      $1.984     $2.385        688
        From 1/1/04 to 12/31/04      $2.385     $2.591        669
        From 1/1/05 to 12/31/05      $2.591     $2.616        558
        From 1/1/06 to 12/31/06      $2.616     $2.851        419
        From 1/1/07 to 12/31/07      $2.851     $2.900        418
        From 1/1/08 to 12/31/08      $2.900     $2.111        317
        Fidelity(R) VIP Contrafund(R) Portfolio - Service Class
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 5/1/02* to 12/31/02     $2.000     $1.828        169
        From 1/1/03 to 12/31/03      $1.828     $2.307        832
        From 1/1/04 to 12/31/04      $2.307     $2.617       1,150
        From 1/1/05 to 12/31/05      $2.617     $3.008       1,362
        From 1/1/06 to 12/31/06      $3.008     $3.301       1,367
        From 1/1/07 to 12/31/07      $3.301     $3.815       1,050
        From 1/1/08 to 12/31/08      $3.815     $2.153        693
        Fidelity(R) VIP Growth Opportunities Portfolio - Service Class
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 3/1/02* to 12/31/02     $2.000     $1.561        15
        From 1/1/03 to 12/31/03      $1.561     $1.990        27
        From 1/1/04 to 12/31/04      $1.990     $2.096        36
        From 1/1/05 to 12/31/05      $2.096     $2.244        196
        From 1/1/06 to 12/31/06      $2.244     $2.324        608
        From 1/1/07 to 12/31/07      $2.324     $2.812       1,214
        From 1/1/08 to 12/31/08      $2.812     $1.243       2,071
        Fidelity(R) VIP Growth Portfolio - Service Class
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 2/14/02* to 12/31/02    $2.000     $1.390        43
        From 1/1/03 to 12/31/03      $1.390     $1.815        180
        From 1/1/04 to 12/31/04      $1.815     $1.843        479
        From 1/1/05 to 12/31/05      $1.843     $1.916        606
        From 1/1/06 to 12/31/06      $1.916     $2.011        403
        From 1/1/07 to 12/31/07      $2.011     $2.509        302
        From 1/1/08 to 12/31/08      $2.509     $1.302        189
        Fidelity(R) VIP Investment Grade Bond Portfolio - Service Class
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 1/26/07 to 12/31/07     $1.000     $1.029       1,442
        From 1/1/08 to 12/31/08      $1.029     $0.979       2,225
        Franklin Flex Cap Growth Securities Fund - Class 2
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 3/24/08 to 12/31/08*    $1.000     $0.725        123
        Franklin Income Securities Fund - Class 2
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 4/28/06* to 12/31/06    $1.000     $1.108       1,915
        From 1/1/07 to 12/31/07      $1.108     $1.130       8,466
        From 1/1/08 to 12/31/08      $1.130     $0.782       9,398



*Date subaccount began operations.

                                      Subaccount Subaccount     Units
                                      Unit Value Unit Value Outstanding at
                                      Beginning     End     End of Period
               Subaccount             of Period  of Period   (Thousands)
        ------------------------------------------------------------------
        Lazard Retirement U.S. Small Cap Equity Portfolio - Service Shares
        ---------------------------------------------------------------
        ------------------------------------------------------------------
        From 4/28/05* to 12/31/05       $0.972     $1.090       1,015
        From 1/1/06 to 12/31/06         $1.090     $1.244        317
        From 1/1/07 to 12/31/07         $1.244     $1.136        138
        From 1/1/08 to 12/31/08         $1.136     $0.710        119
        Lord Abbett Bond Debenture Portfolio - Class VC Shares
        ---------------------------------------------------------------
        ------------------------------------------------------------------
        From 4/29/05* to 12/31/05       $0.978     $1.019       1,388
        From 1/1/06 to 12/31/06         $1.019     $1.095       1,158
        From 1/1/07 to 12/31/07         $1.095     $1.144        903
        From 1/1/08 to 12/31/08         $1.144     $0.928        618
        Lord Abbett Growth and Income Portfolio - Class VC Shares
        ---------------------------------------------------------------
        ------------------------------------------------------------------
        From 4/21/05* to 12/31/05       $0.985     $1.046       4,005
        From 1/1/06 to 12/31/06         $1.046     $1.206       3,927
        From 1/1/07 to 12/31/07         $1.206     $1.227       4,554
        From 1/1/08 to 12/31/08         $1.227     $0.767       3,744
        Lord Abbett Mid Cap Value Portfolio - Class VC Shares
        ---------------------------------------------------------------
        ------------------------------------------------------------------
        From 4/29/05* to 12/31/05       $0.957     $1.079       1,269
        From 1/1/06 to 12/31/06         $1.079     $1.191        867
        From 1/1/07 to 12/31/07         $1.191     $1.178        656
        From 1/1/08 to 12/31/08         $1.178     $0.703        569
        Mutual Shares Securities Fund - Class 2
        ---------------------------------------------------------------
        ------------------------------------------------------------------
        From 4/15/02* to 12/31/02       $2.000     $1.786        199
        From 1/1/03 to 12/31/03         $1.786     $2.198        952
        From 1/1/04 to 12/31/04         $2.198     $2.435       1,172
        From 1/1/05 to 12/31/05         $2.435     $2.648       1,210
        From 1/1/06 to 12/31/06         $2.648     $3.083       1,558
        From 1/1/07 to 12/31/07         $3.083     $3.137       3,492
        From 1/1/08 to 12/31/08         $3.137     $1.941       4,023
        Neuberger Berman AMT Guardian Portfolio - S Class
        ---------------------------------------------------------------
        ------------------------------------------------------------------
        From 4/28/06* to 12/31/06       $1.000     $1.053         6
        From 1/1/07 to 12/31/07         $1.053     $1.110        978
        From 1/1/08 to 12/31/08         $1.110     $0.684       2,125
        Neuberger Berman AMT Small Cap Growth Portfolio - S Class
        ---------------------------------------------------------------
        ------------------------------------------------------------------
        From 1/1/08 to 12/31/08         $0.950     $0.566        16
        Oppenheimer Capital Appreciation Fund/VA - Service Shares
        ---------------------------------------------------------------
        ------------------------------------------------------------------
        From 4/28/06* to 12/31/06       $1.000     $1.014         2
        From 1/1/07 to 12/31/07         $1.014     $1.135         7
        From 1/1/08 to 12/31/08         $1.135     $0.607         8
        Oppenheimer Global Securities Fund/VA - Service Shares
        ---------------------------------------------------------------
        ------------------------------------------------------------------
        From 4/28/06* to 12/31/06       $1.000     $1.061        64
        From 1/1/07 to 12/31/07         $1.061     $1.107        247
        From 1/1/08 to 12/31/08         $1.107     $0.649        168
        Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares
        ---------------------------------------------------------------
        ------------------------------------------------------------------
        From 4/28/06* to 12/31/06       $1.000     $0.996        44
        From 1/1/07 to 12/31/07         $0.996     $0.966        950
        From 1/1/08 to 12/31/08         $0.966     $0.589       1,798



*Date subaccount began operations.

                                   Subaccount Subaccount     Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
               Subaccount          of Period  of Period   (Thousands)
        ---------------------------------------------------------------
        Phoenix Capital Growth Series
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 2/14/02* to 12/31/02    $2.000     $1.493        64
        From 1/1/03 to 12/31/03      $1.493     $1.857        392
        From 1/1/04 to 12/31/04      $1.857     $1.917        533
        From 1/1/05 to 12/31/05      $1.917     $1.956        266
        From 1/1/06 to 12/31/06      $1.956     $1.985        371
        From 1/1/07 to 12/31/07      $1.985     $2.162        251
        From 1/1/08 to 12/31/08      $2.162     $1.259        181
        Phoenix Dynamic Asset Allocation Series: Aggressive Growth
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 2/3/06* to 12/31/06     $1.000     $1.109       1,417
        From 1/1/07 to 12/31/07      $1.109     $1.183        974
        From 1/1/08 to 12/31/08      $1.183     $0.718        617
        Phoenix Dynamic Asset Allocation Series: Growth
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 2/3/06* to 12/31/06     $1.000     $1.083       1,148
        From 1/1/07 to 12/31/07      $1.083     $1.154       2,611
        From 1/1/08 to 12/31/08      $1.154     $0.770       1,739
        Phoenix Dynamic Asset Allocation Series: Moderate
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 2/3/06* to 12/31/06     $1.000     $1.041        341
        From 1/1/07 to 12/31/07      $1.041     $1.106        381
        From 1/1/08 to 12/31/08      $1.106     $0.916       2,112
        Phoenix Dynamic Asset Allocation Series: Moderate Growth
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 2/3/06* to 12/31/06     $1.000     $1.072        827
        From 1/1/07 to 12/31/07      $1.072     $1.143       1,142
        From 1/1/08 to 12/31/08      $1.143     $0.837       2,267
        Phoenix Growth and Income Series
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 2/14/02* to 12/31/02    $2.000     $1.550        111
        From 1/1/03 to 12/31/03      $1.550     $1.943        399
        From 1/1/04 to 12/31/04      $1.943     $2.111        972
        From 1/1/05 to 12/31/05      $2.111     $2.176       1,164
        From 1/1/06 to 12/31/06      $2.176     $2.508       1,325
        From 1/1/07 to 12/31/07      $2.508     $2.630       1,100
        From 1/1/08 to 12/31/08      $2.630     $1.683        762
        Phoenix Mid-Cap Growth Series
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 2/14/02* to 12/31/02    $2.000     $1.356        55
        From 1/1/03 to 12/31/03      $1.356     $1.719        193
        From 1/1/04 to 12/31/04      $1.719     $1.804        219
        From 1/1/05 to 12/31/05      $1.804     $1.848        211
        From 1/1/06 to 12/31/06      $1.848     $1.893        185
        From 1/1/07 to 12/31/07      $1.893     $2.268        172
        From 1/1/08 to 12/31/08      $2.268     $1.261        138
        Phoenix Money Market Series
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 2/19/02* to 12/31/02    $2.000     $1.995        796
        From 1/1/03 to 12/31/03      $1.995     $1.976        397
        From 1/1/04 to 12/31/04      $1.976     $1.958        521
        From 1/1/05 to 12/31/05      $1.958     $1.976       1,350
        From 1/1/06 to 12/31/06      $1.976     $2.029       3,303
        From 1/1/07 to 12/31/07      $2.029     $2.093       2,184
        From 1/1/08 to 12/31/08      $2.093     $2.105       2,704



*Date subaccount began operations.

                                       Subaccount   Subaccount       Units
                                       Unit Value   Unit Value   Outstanding at
                                       Beginning       End       End of Period
               Subaccount              of Period    of Period     (Thousands)
        -------------------------------------------------------------------------
        Phoenix Multi-Sector Fixed Income Series
        ------------------------------------------------------------------------
        -------------------------------------------------------------------------
        From 5/1/02* to 12/31/02         $2.000       $2.158          77
        From 1/1/03 to 12/31/03          $2.158       $2.432          540
        From 1/1/04 to 12/31/04          $2.432       $2.555         1,501
        From 1/1/05 to 12/31/05          $2.555       $2.558         1,612
        From 1/1/06 to 12/31/06          $2.558       $2.688         1,619
        From 1/1/07 to 12/31/07          $2.688       $2.742         1,710
        From 1/1/08 to 12/31/08          $2.742       $2.213         1,897
        Phoenix Multi-Sector Short Term Bond Series
        ------------------------------------------------------------------------
        -------------------------------------------------------------------------
        From 6/4/03* to 12/31/03         $2.000       $1.020         1,613
        From 1/1/04 to 12/31/04          $1.020       $1.056         4,562
        From 1/1/05 to 12/31/05          $1.056       $1.053         4,626
        From 1/1/06 to 12/31/06          $1.053       $1.095         4,282
        From 1/1/07 to 12/31/07          $1.095       $1.120         2,931
        From 1/1/08 to 12/31/08          $1.120       $0.976         2,205
        Phoenix Small-Cap Growth Series (formerly Phoenix-Alger Small-Cap Growth)
        ------------------------------------------------------------------------
        -------------------------------------------------------------------------
        From 10/1/02* to 12/31/02        $2.000       $2.004           2
        From 1/1/03 to 12/31/03          $2.004       $3.023          88
        From 1/1/04 to 12/31/04          $3.023       $3.036          163
        From 1/1/05 to 12/31/05          $3.036       $3.454          184
        From 1/1/06 to 12/31/06          $3.454       $4.058          288
        From 1/1/07 to 12/31/07          $4.058       $4.633          211
        From 1/1/08 to 12/31/08          $4.633       $2.509          153
        Phoenix Strategic Allocation Series
        ------------------------------------------------------------------------
        -------------------------------------------------------------------------
        From 4/5/02* to 12/31/02         $2.000       $1.760          212
        From 1/1/03 to 12/31/03          $1.760       $2.075         1,004
        From 1/1/04 to 12/31/04          $2.075       $2.193          963
        From 1/1/05 to 12/31/05          $2.193       $2.196          663
        From 1/1/06 to 12/31/06          $2.196       $2.434          506
        From 1/1/07 to 12/31/07          $2.434       $2.537          313
        From 1/1/08 to 12/31/08          $2.537       $1.860          210
        Phoenix-Aberdeen International Series
        ------------------------------------------------------------------------
        -------------------------------------------------------------------------
        From 3/11/02* to 12/31/02        $2.000       $1.715          29
        From 1/1/03 to 12/31/03          $1.715       $2.224          103
        From 1/1/04 to 12/31/04          $2.224       $2.642          217
        From 1/1/05 to 12/31/05          $2.642       $3.081          327
        From 1/1/06 to 12/31/06          $3.081       $3.860         1,925
        From 1/1/07 to 12/31/07          $3.860       $4.363         2,199
        From 1/1/08 to 12/31/08          $4.363       $2.618         2,427
        Phoenix-Duff & Phelps Real Estate Securities Series
        ------------------------------------------------------------------------
        -------------------------------------------------------------------------
        From 3/20/02* to 12/31/02        $2.000       $2.254          56
        From 1/1/03 to 12/31/03          $2.254       $3.065          312
        From 1/1/04 to 12/31/04          $3.065       $4.065          570
        From 1/1/05 to 12/31/05          $4.065       $4.596          572
        From 1/1/06 to 12/31/06          $4.596       $6.196          546
        From 1/1/07 to 12/31/07          $6.196       $5.136          511
        From 1/1/08 to 12/31/08          $5.136       $3.188          561



*Date subaccount began operations.

                                    Subaccount Subaccount     Units
                                    Unit Value Unit Value Outstanding at
                                    Beginning     End     End of Period
               Subaccount           of Period  of Period   (Thousands)
        ----------------------------------------------------------------
        Phoenix-Sanford Bernstein Mid-Cap Value Series
        ---------------------------------------------------------------
        ----------------------------------------------------------------
        From 2/14/02* to 12/31/02     $2.000     $1.914        188
        From 1/1/03 to 12/31/03       $1.914     $2.653        490
        From 1/1/04 to 12/31/04       $2.653     $3.142        615
        From 1/1/05 to 12/31/05       $3.142     $3.329        562
        From 1/1/06 to 12/31/06       $3.329     $3.763        700
        From 1/1/07 to 12/31/07       $3.763     $3.774        797
        From 1/1/08 to 12/31/08       $3.774     $2.396        869
        Phoenix-Sanford Bernstein Small-Cap Value Series
        ---------------------------------------------------------------
        ----------------------------------------------------------------
        From 2/14/02* to 12/31/02     $2.000     $1.915        230
        From 1/1/03 to 12/31/03       $1.915     $2.710        371
        From 1/1/04 to 12/31/04       $2.710     $3.270        448
        From 1/1/05 to 12/31/05       $3.270     $3.456        326
        From 1/1/06 to 12/31/06       $3.456     $3.968        342
        From 1/1/07 to 12/31/07       $3.968     $3.820        285
        From 1/1/08 to 12/31/08       $3.820     $2.333        253
        Phoenix-Van Kampen Comstock Series
        ---------------------------------------------------------------
        ----------------------------------------------------------------
        From 3/1/02* to 12/31/02      $2.000     $1.582        89
        From 1/1/03 to 12/31/03       $1.582     $1.928        248
        From 1/1/04 to 12/31/04       $1.928     $2.141       1,157
        From 1/1/05 to 12/31/05       $2.141     $2.220       1,012
        From 1/1/06 to 12/31/06       $2.220     $2.640        566
        From 1/1/07 to 12/31/07       $2.640     $2.538        427
        From 1/1/08 to 12/31/08       $2.538     $1.604        273
        Phoenix-Van Kampen Equity 500 Index Series
        ---------------------------------------------------------------
        ----------------------------------------------------------------
        From 3/1/02* to 12/31/02      $2.000     $1.524        29
        From 1/1/03 to 12/31/03       $1.524     $1.892        55
        From 1/1/04 to 12/31/04       $1.892     $2.044        57
        From 1/1/05 to 12/31/05       $2.044     $2.085        86
        From 1/1/06 to 12/31/06       $2.085     $2.342        707
        From 1/1/07 to 12/31/07       $2.342     $2.415        504
        From 1/1/08 to 12/31/08       $2.415     $1.489        338
        PIMCO CommodityRealReturn/TM/ Strategy Portfolio - Advisor Class
        ---------------------------------------------------------------
        ----------------------------------------------------------------
        From 4/28/06 to 12/31/06      $1.000     $0.949        28
        From 1/1/07 to 12/31/07       $0.949     $1.150        610
        From 1/1/08 to 12/31/08       $1.150     $0.635       1,117
        PIMCO Real Return Portfolio - Advisor Class
        ---------------------------------------------------------------
        ----------------------------------------------------------------
        From 4/28/06 to 12/31/06      $1.000     $1.012        24
        From 1/1/07 to 12/31/07       $1.012     $1.100        125
        From 1/1/08 to 12/31/08       $1.100     $1.005        126
        PIMCO Total Return Portfolio - Advisor Class
        ---------------------------------------------------------------
        ----------------------------------------------------------------
        From 4/28/06 to 12/31/06      $1.000     $1.030       1,297
        From 1/1/07 to 12/31/07       $1.030     $1.101        296
        From 1/1/08 to 12/31/08       $1.101     $1.133        298



*Date subaccount began operations.

                                   Subaccount Subaccount     Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
               Subaccount          of Period  of Period   (Thousands)
        ---------------------------------------------------------------
        Rydex Variable Trust Inverse Government Long Bond Strategy Fund
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 6/17/03* to 12/31/03    $2.000     $1.049       2,245
        From 1/1/04 to 12/31/04      $1.049     $0.922       3,950
        From 1/1/05 to 12/31/05      $0.922     $0.859       3,601
        From 1/1/06 to 12/31/06      $0.859     $0.914       1,842
        From 1/1/07 to 12/31/07      $0.914     $0.858        960
        From 1/1/08 to 12/31/08      $0.858     $0.589        701
        Rydex Variable Trust Nova Fund
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 6/4/03* to 12/31/03     $2.000     $1.212        678
        From 1/1/04 to 12/31/04      $1.212     $1.367        853
        From 1/1/05 to 12/31/05      $1.367     $1.398        867
        From 1/1/06 to 12/31/06      $1.398     $1.640        222
        From 1/1/07 to 12/31/07      $1.640     $1.631        113
        From 1/1/08 to 12/31/08      $1.631     $0.730        65
        Rydex Variable Trust Sector Rotation Fund
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 6/17/03* to 12/31/03    $2.000     $1.150        36
        From 1/1/04 to 12/31/04      $1.150     $1.252        117
        From 1/1/05 to 12/31/05      $1.252     $1.401        132
        From 1/1/06 to 12/31/06      $1.401     $1.534        161
        From 1/1/07 to 12/31/07      $1.534     $1.852        103
        From 1/1/08 to 12/31/08      $1.852     $1.080        71
        Sentinel Variable Products Bond Fund
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 9/7/07 to 12/31/07      $1.000     $1.019        276
        From 1/1/08 to 12/31/08      $1.019     $1.036       1,259
        Sentinel Variable Products Common Stock Fund
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 9/7/07 to 12/31/07      $1.000     $1.022        884
        From 1/1/08 to 12/31/08      $1.022     $0.673       4,619
        Sentinel Variable Products Mid Cap Growth Fund
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 9/7/07 to 12/31/07      $1.000     $1.076         9
        From 1/1/08 to 12/31/08      $1.076     $0.571         6
        Sentinel Variable Products Small Company Fund
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 9/7/07 to 12/31/07      $1.000     $1.004        116
        From 1/1/08 to 12/31/08      $1.004     $0.669        649
        Templeton Developing Markets Securities Fund - Class 2
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 1/1/07 to 12/31/07      $1.065     $1.349        214
        From 1/1/08 to 12/31/08      $1.349     $0.628        64
        Templeton Foreign Securities Fund - Class 2
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 2/25/02* to 12/31/02    $2.000     $1.633        61
        From 1/1/03 to 12/31/03      $1.633     $2.124        197
        From 1/1/04 to 12/31/04      $2.124     $2.476        445
        From 1/1/05 to 12/31/05      $2.476     $2.683        565
        From 1/1/06 to 12/31/06      $2.683     $3.204        420
        From 1/1/07 to 12/31/07      $3.204     $3.638        343
        From 1/1/08 to 12/31/08      $3.638     $2.133        272



*Date subaccount began operations.

                                    Subaccount Subaccount     Units
                                    Unit Value Unit Value Outstanding at
                                    Beginning     End     End of Period
               Subaccount           of Period  of Period   (Thousands)
       -----------------------------------------------------------------
       Templeton Growth Securities Fund - Class 2
       -----------------------------------------------------------------
       -----------------------------------------------------------------
       From 4/15/02* to 12/31/02      $2.000     $1.632        212
       From 1/1/03 to 12/31/03        $1.632     $2.121        934
       From 1/1/04 to 12/31/04        $2.121     $2.421       1,115
       From 1/1/05 to 12/31/05        $2.421     $2.592       1,046
       From 1/1/06 to 12/31/06        $2.592     $3.105       1,196
       From 1/1/07 to 12/31/07        $3.105     $3.126       3,116
       From 1/1/08 to 12/31/08        $3.126     $1.773       4,044
       Van Kampen UIF Equity and Income Portfolio - Class II
       -----------------------------------------------------------------
       -----------------------------------------------------------------
       From 1/26/07 to 12/31/07       $1.113     $1.087         8
       From 1/1/08 to 12/31/08        $1.087     $0.827        31
       Wanger International
       -----------------------------------------------------------------
       -----------------------------------------------------------------
       From 2/25/02* to 12/31/02      $2.000     $1.725        67
       From 1/1/03 to 12/31/03        $1.725     $2.526        516
       From 1/1/04 to 12/31/04        $2.526     $3.236        592
       From 1/1/05 to 12/31/05        $3.236     $3.868        637
       From 1/1/06 to 12/31/06        $3.868     $5.219        396
       From 1/1/07 to 12/31/07        $5.219     $5.969        403
       From 1/1/08 to 12/31/08        $5.969     $3.194        467
       Wanger International Select
       ---------------------------- ---------- ---------- --------------
       -----------------------------------------------------------------
       From 2/14/02* to 12/31/02      $2.000     $1.725         7
       From 1/1/03 to 12/31/03        $1.725     $2.396        38
       From 1/1/04 to 12/31/04        $2.396     $2.930        113
       From 1/1/05 to 12/31/05        $2.930     $3.355        152
       From 1/1/06 to 12/31/06        $3.355     $4.488        112
       From 1/1/07 to 12/31/07        $4.488     $5.375        145
       From 1/1/08 to 12/31/08        $5.375     $2.942        101
       Wanger Select
       ---------------------------- ---------- ---------- --------------
       -----------------------------------------------------------------
       From 4/1/02* to 12/31/02       $2.000     $1.912        33
       From 1/1/03 to 12/31/03        $1.912     $2.458        190
       From 1/1/04 to 12/31/04        $2.458     $2.854        854
       From 1/1/05 to 12/31/05        $2.854     $3.135        316
       From 1/1/06 to 12/31/06        $3.135     $3.690        300
       From 1/1/07 to 12/31/07        $3.690     $3.970        278
       From 1/1/08 to 12/31/08        $3.970     $1.989        244
       Wanger USA
       ---------------------------- ---------- ---------- --------------
       -----------------------------------------------------------------
       From 2/14/02* to 12/31/02      $2.000     $1.741        122
       From 1/1/03 to 12/31/03        $1.741     $2.452        751
       From 1/1/04 to 12/31/04        $2.452     $2.854        854
       From 1/1/05 to 12/31/05        $2.854     $3.122        779
       From 1/1/06 to 12/31/06        $3.122     $3.313        410
       From 1/1/07 to 12/31/07        $3.313     $3.434        308
       From 1/1/08 to 12/31/08        $3.434     $2.037        224



*Date subaccount began operations.

Death Benefit Option 2 Contracts



                                      Subaccount Subaccount     Units
                                      Unit Value Unit Value Outstanding at
                                      Beginning     End     End of Period
               Subaccount             of Period  of Period   (Thousands)
        ------------------------------------------------------------------
        AIM V.I. Capital Appreciation Fund - Series I Shares
        ---------------------------------------------------------------
        ------------------------------------------------------------------
        From 2/15/02* to 12/31/02       $2.000     $1.525        214
        From 1/1/03 to 12/31/03         $1.525     $1.940        575
        From 1/1/04 to 12/31/04         $1.940     $2.032        822
        From 1/1/05 to 12/31/05         $2.032     $2.171       1,192
        From 1/1/06 to 12/31/06         $2.171     $2.267       1,031
        From 1/1/07 to 12/31/07         $2.267     $2.493        855
        From 1/1/08 to 12/31/08         $2.493     $1.408        744
        AIM V.I. Core Equity Fund - Series I Shares
        ---------------------------------------------------------------
        ------------------------------------------------------------------
        From 4/21/06* to 12/31/06       $1.000     $1.082        643
        From 1/1/07 to 12/31/07         $1.082     $1.149        533
        From 1/1/08 to 12/31/08         $1.149     $0.788        427
        AIM V.I. Mid Cap Core Equity Fund - Series I Shares
        ---------------------------------------------------------------
        ------------------------------------------------------------------
        From 12/3/04* to 12/31/04       $2.000     $1.016        553
        From 1/1/05 to 12/31/05         $1.016     $1.074        591
        From 1/1/06 to 12/31/06         $1.074     $1.173        424
        From 1/1/07 to 12/31/07         $1.173     $1.262        265
        From 1/1/08 to 12/31/08         $1.262     $0.886        217
        Alger American Capital Appreciation Portfolio - Class O Shares
        ---------------------------------------------------------------
        ------------------------------------------------------------------
        From 4/24/02* to 12/31/02       $2.000     $1.331        98
        From 1/1/03 to 12/31/03         $1.331     $1.761        232
        From 1/1/04 to 12/31/04         $1.761     $1.871        279
        From 1/1/05 to 12/31/05         $1.871     $2.103        111
        From 1/1/06 to 12/31/06         $2.103     $2.463        101
        From 1/1/07 to 12/31/07         $2.463     $3.230        26
        From 1/1/08 to 12/31/08         $3.230     $1.740        16
        AllianceBernstein VPS Balanced Wealth Strategy Portfolio - Class B
        ---------------------------------------------------------------
        ------------------------------------------------------------------
        From 3/24/08 to 12/31/08*       $1.000     $0.744        149
        DWS Equity 500 Index Fund VIP - Class A
        ---------------------------------------------------------------
        ------------------------------------------------------------------
        From 3/1/02* to 12/31/02        $2.000     $1.549        271
        From 1/1/03 to 12/31/03         $1.549     $1.950        974
        From 1/1/04 to 12/31/04         $1.950     $2.117        937
        From 1/1/05 to 12/31/05         $2.117     $2.177       1,075
        From 1/1/06 to 12/31/06         $2.177     $2.469       1,116
        From 1/1/07 to 12/31/07         $2.469     $2.553       1,107
        From 1/1/08 to 12/31/08         $2.553     $1.576        899
        Federated Fund for U.S. Government Securities II
        ---------------------------------------------------------------
        ------------------------------------------------------------------
        From 3/1/02* to 12/31/02        $2.000     $2.122        873
        From 1/1/03 to 12/31/03         $2.122     $2.133       2,846
        From 1/1/04 to 12/31/04         $2.133     $2.170       2,841
        From 1/1/05 to 12/31/05         $2.170     $2.175       3,238
        From 1/1/06 to 12/31/06         $2.175     $2.224       2,719
        From 1/1/07 to 12/31/07         $2.224     $2.321       2,689
        From 1/1/08 to 12/31/08         $2.321     $2.377       1,769



*Date subaccount began operations.

                                      Subaccount Subaccount     Units
                                      Unit Value Unit Value Outstanding at
                                      Beginning     End     End of Period
               Subaccount             of Period  of Period   (Thousands)
        ------------------------------------------------------------------
        Federated High Income Bond Fund II - Primary Shares
        ---------------------------------------------------------------
        ------------------------------------------------------------------
        From 3/1/02* to 12/31/02        $2.000     $1.981        86
        From 1/1/03 to 12/31/03         $1.981     $2.377        355
        From 1/1/04 to 12/31/04         $2.377     $2.579        462
        From 1/1/05 to 12/31/05         $2.579     $2.600        414
        From 1/1/06 to 12/31/06         $2.600     $2.829        296
        From 1/1/07 to 12/31/07         $2.829     $2.873        205
        From 1/1/08 to 12/31/08         $2.873     $2.088        163
        Fidelity(R) VIP Contrafund(R) Portfolio - Service Class
        ---------------------------------------------------------------
        ------------------------------------------------------------------
        From 3/13/02* to 12/31/02       $2.000     $1.825        118
        From 1/1/03 to 12/31/03         $1.825     $2.300        588
        From 1/1/04 to 12/31/04         $2.300     $2.605        977
        From 1/1/05 to 12/31/05         $2.605     $2.989        922
        From 1/1/06 to 12/31/06         $2.989     $3.276        814
        From 1/1/07 to 12/31/07         $3.276     $3.780        532
        From 1/1/08 to 12/31/08         $3.780     $2.130        474
        Fidelity(R) VIP Growth Opportunities Portfolio - Service Class
        ---------------------------------------------------------------
        ------------------------------------------------------------------
        From 2/15/02* to 12/31/02       $2.000     $1.558        31
        From 1/1/03 to 12/31/03         $1.558     $1.984        98
        From 1/1/04 to 12/31/04         $1.984     $2.086        149
        From 1/1/05 to 12/31/05         $2.086     $2.230        364
        From 1/1/06 to 12/31/06         $2.230     $2.306        586
        From 1/1/07 to 12/31/07         $2.306     $2.786       1,280
        From 1/1/08 to 12/31/08         $2.786     $1.230       1,916
        Fidelity(R) VIP Growth Portfolio - Service Class
        ---------------------------------------------------------------
        ------------------------------------------------------------------
        From 3/11/02* to 12/31/02       $2.000     $1.388        102
        From 1/1/03 to 12/31/03         $1.388     $1.809        639
        From 1/1/04 to 12/31/04         $1.809     $1.835       1,174
        From 1/1/05 to 12/31/05         $1.835     $1.904       1,291
        From 1/1/06 to 12/31/06         $1.904     $1.996        806
        From 1/1/07 to 12/31/07         $1.996     $2.486        359
        From 1/1/08 to 12/31/08         $2.486     $1.288        307
        Fidelity(R) VIP Investment Grade Bond Portfolio - Service Class
        ---------------------------------------------------------------
        ------------------------------------------------------------------
        From 1/26/07 to 12/31/07        $1.000     $1.028       1,120
        From 1/1/08 to 12/31/08         $1.028     $0.976       1,643
        Franklin Income Securities Fund - Class 2
        ---------------------------------------------------------------
        ------------------------------------------------------------------
        From 4/28/06* to 12/31/06       $1.000     $1.107        858
        From 1/1/07 to 12/31/07         $1.107     $1.128       6,394
        From 1/1/08 to 12/31/08         $1.128     $0.779       6,048
        Lazard Retirement U.S. Small Cap Equity Portfolio - Service Shares
        ---------------------------------------------------------------
        ------------------------------------------------------------------
        From 4/29/05* to 12/31/05       $0.979     $1.089        93
        From 1/1/06 to 12/31/06         $1.089     $1.241        73
        From 1/1/07 to 12/31/07         $1.241     $1.128       6,394
        From 1/1/08 to 12/31/08         $1.128     $0.706        33
        Lord Abbett Bond Debenture Portfolio - Class VC Shares
        ---------------------------------------------------------------
        ------------------------------------------------------------------
        From 4/29/05* to 12/31/05       $0.978     $1.018        845
        From 1/1/06 to 12/31/06         $1.018     $1.092        714
        From 1/1/07 to 12/31/07         $1.092     $1.139        508
        From 1/1/08 to 12/31/08         $1.139     $0.922        362



*Date subaccount began operations.

                                   Subaccount Subaccount     Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
               Subaccount          of Period  of Period   (Thousands)
        ---------------------------------------------------------------
        Lord Abbett Growth and Income Portfolio - Class VC Shares
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 4/28/05* to 12/31/05    $0.967     $1.045       5,438
        From 1/1/06 to 12/31/06      $1.045     $1.203       4,277
        From 1/1/07 to 12/31/07      $1.203     $1.222       4,551
        From 1/1/08 to 12/31/08      $1.222     $0.763       3,830
        Lord Abbett Mid Cap Value Portfolio - Class VC Shares
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 4/29/05* to 12/31/05    $0.957     $1.078       1,789
        From 1/1/06 to 12/31/06      $1.078     $1.188       1,124
        From 1/1/07 to 12/31/07      $1.188     $1.173        875
        From 1/1/08 to 12/31/08      $1.173     $0.699        671
        Mutual Shares Securities Fund - Class 2
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 3/1/02* to 12/31/02     $2.000     $1.783        159
        From 1/1/03 to 12/31/03      $1.783     $2.191        415
        From 1/1/04 to 12/31/04      $2.191     $2.424        631
        From 1/1/05 to 12/31/05      $2.424     $2.631        694
        From 1/1/06 to 12/31/06      $2.631     $3.059        820
        From 1/1/07 to 12/31/07      $3.059     $3.108       2,634
        From 1/1/08 to 12/31/08      $3.108     $1.920       2,611
        Neuberger Berman AMT Guardian Portfolio - S Class
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 1/26/07 to 12/31/07     $1.077     $1.107       1,040
        From 1/1/08 to 12/31/08      $1.107     $0.681       1,850
        Neuberger Berman AMT Small Cap Growth Portfolio - S Class
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 4/28/06* to 12/31/06    $1.000     $0.960         2
        From 1/1/07 to 12/31/07      $0.960     $0.948         2
        From 1/1/08 to 12/31/08      $0.948     $0.563         3
        Oppenheimer Capital Appreciation Fund/VA - Service Shares
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 4/28/06* to 12/31/06    $1.000     $1.013        26
        From 1/1/07 to 12/31/07      $1.013     $1.132        29
        From 1/1/08 to 12/31/08      $1.132     $0.604        25
        Oppenheimer Global Securities Fund/VA - Service Shares
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 4/28/06* to 12/31/06    $1.000     $1.060        24
        From 1/1/07 to 12/31/07      $1.060     $1.104        61
        From 1/1/08 to 12/31/08      $1.104     $0.647        91
        Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 4/28/06* to 12/31/06    $1.000     $0.995         9
        From 1/1/07 to 12/31/07      $0.995     $0.963        805
        From 1/1/08 to 12/31/08      $0.963     $0.586       1,474
        Phoenix Capital Growth Series
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 2/19/02* to 12/31/02    $2.000     $1.490        100
        From 1/1/03 to 12/31/03      $1.490     $1.851        576
        From 1/1/04 to 12/31/04      $1.851     $1.908        709
        From 1/1/05 to 12/31/05      $1.908     $1.944        556
        From 1/1/06 to 12/31/06      $1.944     $1.970        825
        From 1/1/07 to 12/31/07      $1.970     $2.142        367
        From 1/1/08 to 12/31/08      $2.142     $1.246        287
        Phoenix Dynamic Asset Allocation Series: Aggressive Growth
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 2/3/06* to 12/31/06     $1.000     $1.108        279
        From 1/1/07 to 12/31/07      $1.108     $1.180        744
        From 1/1/08 to 12/31/08      $1.180     $0.715        385



*Date subaccount began operations.

                                   Subaccount Subaccount     Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
               Subaccount          of Period  of Period   (Thousands)
        ---------------------------------------------------------------
        Phoenix Dynamic Asset Allocation Series: Growth
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 2/3/06* to 12/31/06     $1.000     $1.082        713
        From 1/1/07 to 12/31/07      $1.082     $1.151        947
        From 1/1/08 to 12/31/08      $1.151     $0.766       1,213
        Phoenix Dynamic Asset Allocation Series: Moderate
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 2/3/06* to 12/31/06     $1.000     $1.040        199
        From 1/1/07 to 12/31/07      $1.040     $1.102        165
        From 1/1/08 to 12/31/08      $1.102     $0.912        882
        Phoenix Dynamic Asset Allocation Series: Moderate Growth
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 2/3/06* to 12/31/06     $1.000     $1.070        950
        From 1/1/07 to 12/31/07      $1.070     $1.140       1,262
        From 1/1/08 to 12/31/08      $1.140     $0.833        859
        Phoenix Growth and Income Series
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 2/19/02* to 12/31/02    $2.000     $1.547        224
        From 1/1/03 to 12/31/03      $1.547     $1.937        820
        From 1/1/04 to 12/31/04      $1.937     $2.101       1,593
        From 1/1/05 to 12/31/05      $2.101     $2.162       1,751
        From 1/1/06 to 12/31/06      $2.162     $2.488       1,499
        From 1/1/07 to 12/31/07      $2.488     $2.606       1,100
        From 1/1/08 to 12/31/08      $2.606     $1.665        907
        Phoenix Mid-Cap Growth Series
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 2/19/02* to 12/31/02    $2.000     $1.354        117
        From 1/1/03 to 12/31/03      $1.354     $1.713        488
        From 1/1/04 to 12/31/04      $1.713     $1.795        469
        From 1/1/05 to 12/31/05      $1.795     $1.837        330
        From 1/1/06 to 12/31/06      $1.837     $1.879        273
        From 1/1/07 to 12/31/07      $1.879     $2.247        236
        From 1/1/08 to 12/31/08      $2.247     $1.247        210
        Phoenix Money Market Series
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 3/11/02* to 12/31/02    $2.000     $1.992        429
        From 1/1/03 to 12/31/03      $1.992     $1.969        683
        From 1/1/04 to 12/31/04      $1.969     $1.949        663
        From 1/1/05 to 12/31/05      $1.949     $1.964       1,527
        From 1/1/06 to 12/31/06      $1.964     $2.014       1,640
        From 1/1/07 to 12/31/07      $2.014     $2.074        962
        From 1/1/08 to 12/31/08      $2.074     $2.082       1,045
        Phoenix Multi-Sector Fixed Income Series
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 4/1/02* to 12/31/02     $2.000     $2.155        194
        From 1/1/03 to 12/31/03      $2.155     $2.424        862
        From 1/1/04 to 12/31/04      $2.424     $2.543       1,557
        From 1/1/05 to 12/31/05      $2.543     $2.542       1,510
        From 1/1/06 to 12/31/06      $2.542     $2.668       1,104
        From 1/1/07 to 12/31/07      $2.668     $2.717       1,150
        From 1/1/08 to 12/31/08      $2.717     $2.189       1,301



*Date subaccount began operations.

                                       Subaccount   Subaccount       Units
                                       Unit Value   Unit Value   Outstanding at
                                       Beginning       End       End of Period
               Subaccount              of Period    of Period     (Thousands)
        -------------------------------------------------------------------------
        Phoenix Multi-Sector Short Term Bond Series
        ------------------------------------------------------------------------
        -------------------------------------------------------------------------
        From 6/4/03* to 12/31/03         $2.000       $1.019         1,222
        From 1/1/04 to 12/31/04          $1.019       $1.054         3,469
        From 1/1/05 to 12/31/05          $1.054       $1.049         3,560
        From 1/1/06 to 12/31/06          $1.049       $1.089         2,320
        From 1/1/07 to 12/31/07          $1.089       $1.112         1,096
        From 1/1/08 to 12/31/08          $1.112       $0.968          888
        Phoenix Small-Cap Growth Series (formerly Phoenix-Alger Small-Cap Growth)
        ------------------------------------------------------------------------
        -------------------------------------------------------------------------
        From 11/1/02* to 12/31/02        $2.000       $2.003          14
        From 1/1/03 to 12/31/03          $2.003       $3.017          141
        From 1/1/04 to 12/31/04          $3.017       $3.025          293
        From 1/1/05 to 12/31/05          $3.025       $3.436          309
        From 1/1/06 to 12/31/06          $3.436       $4.031          349
        From 1/1/07 to 12/31/07          $4.031       $4.595          190
        From 1/1/08 to 12/31/08          $4.595       $2.485          170
        Phoenix Strategic Allocation Series
        ------------------------------------------------------------------------
        -------------------------------------------------------------------------
        From 4/5/02* to 12/31/02         $2.000       $1.758          133
        From 1/1/03 to 12/31/03          $1.758       $2.069          555
        From 1/1/04 to 12/31/04          $2.069       $2.183          752
        From 1/1/05 to 12/31/05          $2.183       $2.182          637
        From 1/1/06 to 12/31/06          $2.182       $2.415          449
        From 1/1/07 to 12/31/07          $2.415       $2.513          302
        From 1/1/08 to 12/31/08          $2.513       $1.840          256
        Phoenix-Aberdeen International Series
        ------------------------------------------------------------------------
        -------------------------------------------------------------------------
        From 2/19/02* to 12/31/02        $2.000       $1.712          61
        From 1/1/03 to 12/31/03          $1.712       $2.217          163
        From 1/1/04 to 12/31/04          $2.217       $2.629          303
        From 1/1/05 to 12/31/05          $2.629       $3.062          355
        From 1/1/06 to 12/31/06          $3.062       $3.830         1,785
        From 1/1/07 to 12/31/07          $3.830       $4.323         2,038
        From 1/1/08 to 12/31/08          $4.323       $2.590         2,195
        Phoenix-Duff & Phelps Real Estate Securities Series
        ------------------------------------------------------------------------
        -------------------------------------------------------------------------
        From 4/1/02* to 12/31/02         $2.000       $2.250          72
        From 1/1/03 to 12/31/03          $2.250       $3.055          279
        From 1/1/04 to 12/31/04          $3.055       $4.041          405
        From 1/1/05 to 12/31/05          $4.041       $4.567          478
        From 1/1/06 to 12/31/06          $4.567       $6.148          344
        From 1/1/07 to 12/31/07          $6.148       $5.088          414
        From 1/1/08 to 12/31/08          $5.088       $3.154          466
        Phoenix-Sanford Bernstein Mid-Cap Value Series
        ------------------------------------------------------------------------
        -------------------------------------------------------------------------
        From 2/19/02* to 12/31/02        $2.000       $1.910          109
        From 1/1/03 to 12/31/03          $1.910       $2.645          352
        From 1/1/04 to 12/31/04          $2.645       $3.127          399
        From 1/1/05 to 12/31/05          $3.127       $3.308          433
        From 1/1/06 to 12/31/06          $3.308       $3.734          377
        From 1/1/07 to 12/31/07          $3.734       $3.739          549
        From 1/1/08 to 12/31/08          $3.739       $2.370          645



*Date subaccount began operations.

                                    Subaccount Subaccount     Units
                                    Unit Value Unit Value Outstanding at
                                    Beginning     End     End of Period
               Subaccount           of Period  of Period   (Thousands)
        ----------------------------------------------------------------
        Phoenix-Sanford Bernstein Small-Cap Value Series
        ---------------------------------------------------------------
        ----------------------------------------------------------------
        From 3/13/02* to 12/31/02     $2.000     $1.912        64
        From 1/1/03 to 12/31/03       $1.912     $2.701        388
        From 1/1/04 to 12/31/04       $2.701     $3.254        472
        From 1/1/05 to 12/31/05       $3.254     $3.434        442
        From 1/1/06 to 12/31/06       $3.434     $3.937        383
        From 1/1/07 to 12/31/07       $3.937     $3.785        353
        From 1/1/08 to 12/31/08       $3.785     $2.308        303
        Phoenix-Van Kampen Comstock Series
        ---------------------------------------------------------------
        ----------------------------------------------------------------
        From 2/15/02* to 12/31/02     $2.000     $1.580        301
        From 1/1/03 to 12/31/03       $1.580     $1.922        468
        From 1/1/04 to 12/31/04       $1.922     $2.131       1,207
        From 1/1/05 to 12/31/05       $2.131     $2.206        908
        From 1/1/06 to 12/31/06       $2.206     $2.619        544
        From 1/1/07 to 12/31/07       $2.619     $2.515        446
        From 1/1/08 to 12/31/08       $2.515     $1.587        394
        Phoenix-Van Kampen Equity 500 Index Series
        ---------------------------------------------------------------
        ----------------------------------------------------------------
        From 2/15/02* to 12/31/02     $2.000     $1.522        94
        From 1/1/03 to 12/31/03       $1.522     $1.886        172
        From 1/1/04 to 12/31/04       $1.886     $2.035        182
        From 1/1/05 to 12/31/05       $2.035     $2.072        150
        From 1/1/06 to 12/31/06       $2.072     $2.324        395
        From 1/1/07 to 12/31/07       $2.324     $2.393        330
        From 1/1/08 to 12/31/08       $2.393     $1.473        271
        PIMCO CommodityRealReturn/TM/ Strategy Portfolio - Advisor Class
        ---------------------------------------------------------------
        ----------------------------------------------------------------
        From 4/28/06* to 12/31/06     $1.000     $0.948        61
        From 1/1/07 to 12/31/07       $0.948     $1.147        644
        From 1/1/08 to 12/31/08       $1.147     $0.632       1,106
        PIMCO Real Return Portfolio - Advisor Class
        ---------------------------------------------------------------
        ----------------------------------------------------------------
        From 4/28/06* to 12/31/06     $1.000     $1.011        22
        From 1/1/07 to 12/31/07       $1.011     $1.098        25
        From 1/1/08 to 12/31/08       $1.098     $1.001        135
        PIMCO Total Return Portfolio - Advisor Class
        ---------------------------------------------------------------
        ----------------------------------------------------------------
        From 4/28/06* to 12/31/06     $1.000     $1.029        93
        From 1/1/07 to 12/31/07       $1.029     $1.098        79
        From 1/1/08 to 12/31/08       $1.098     $1.129       1,314
        Rydex Variable Trust Inverse Government Long Bond Strategy Fund
        ---------------------------------------------------------------
        ----------------------------------------------------------------
        From 6/30/03* to 12/31/03     $2.000     $1.048        895
        From 1/1/04 to 12/31/04       $1.048     $0.920       1,222
        From 1/1/05 to 12/31/05       $0.920     $0.856       1,104
        From 1/1/06 to 12/31/06       $0.856     $0.909        568
        From 1/1/07 to 12/31/07       $0.909     $0.852        275
        From 1/1/08 to 12/31/08       $0.852     $0.584        230



*Date subaccount began operations.

                                   Subaccount Subaccount     Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
               Subaccount          of Period  of Period   (Thousands)
        ---------------------------------------------------------------
        Rydex Variable Trust Nova Fund
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 7/11/03* to 12/31/03    $2.000     $1.211        285
        From 1/1/04 to 12/31/04      $1.211     $1.363        366
        From 1/1/05 to 12/31/05      $1.363     $1.392        354
        From 1/1/06 to 12/31/06      $1.392     $1.631        313
        From 1/1/07 to 12/31/07      $1.631     $1.619        90
        From 1/1/08 to 12/31/08      $1.619     $0.724        79
        Rydex Variable Trust Sector Rotation Fund
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 7/7/03* to 12/31/03     $2.000     $1.149        52
        From 1/1/04 to 12/31/04      $1.149     $1.249        61
        From 1/1/05 to 12/31/05      $1.249     $1.395        48
        From 1/1/06 to 12/31/06      $1.395     $1.526        32
        From 1/1/07 to 12/31/07      $1.526     $1.839         6
        From 1/1/08 to 12/31/08      $1.839     $1.070         5
        Sentinel Variable Products Balanced Fund
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 1/1/08 to 12/31/08      $1.015     $0.758        11
        Sentinel Variable Products Bond Fund
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 9/7/07 to 12/31/07      $1.000     $1.018        271
        From 1/1/08 to 12/31/08      $1.018     $1.034        887
        Sentinel Variable Products Common Stock Fund
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 9/7/07 to 12/31/07      $1.000     $1.021       1,253
        From 1/1/08 to 12/31/08      $1.021     $0.671       3,981
        Sentinel Variable Products Mid Cap Growth Fund
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 9/7/07 to 12/31/07      $1.000     $1.076         7
        From 1/1/08 to 12/31/08      $1.076     $0.570         8
        Sentinel Variable Products Small Company Fund
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 9/7/07 to 12/31/07      $1.000     $1.004        183
        From 1/1/08 to 12/31/08      $1.004     $0.667        608
        Templeton Developing Markets Securities Fund - Class 2
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 1/1/07 to 12/31/07      $1.064     $1.346        145
        From 1/1/08 to 12/31/08      $1.346     $0.625        154
        Templeton Foreign Securities Fund - Class 2
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 4/24/02* to 12/31/02    $2.000     $1.631        91
        From 1/1/03 to 12/31/03      $1.631     $2.117        344
        From 1/1/04 to 12/31/04      $2.117     $2.464        485
        From 1/1/05 to 12/31/05      $2.464     $2.666        679
        From 1/1/06 to 12/31/06      $2.666     $3.180        515
        From 1/1/07 to 12/31/07      $3.180     $3.605        364
        From 1/1/08 to 12/31/08      $3.605     $2.111        272
        Templeton Growth Securities Fund - Class 2
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 4/24/02* to 12/31/02    $2.000     $1.630        81
        From 1/1/03 to 12/31/03      $1.630     $2.115        601
        From 1/1/04 to 12/31/04      $2.115     $2.409        766
        From 1/1/05 to 12/31/05      $2.409     $2.576        750
        From 1/1/06 to 12/31/06      $2.576     $3.081        599
        From 1/1/07 to 12/31/07      $3.081     $3.097       2,408
        From 1/1/08 to 12/31/08      $3.097     $1.754       2,693



*Date subaccount began operations.

                                   Subaccount Subaccount     Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
               Subaccount          of Period  of Period   (Thousands)
        ---------------------------------------------------------------
        Van Kampen UIF Equity and Income Portfolio - Class II
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 4/28/06* to 12/31/06    $1.000     $1.068        15
        From 1/1/07 to 12/31/07      $1.068     $1.084        21
        From 1/1/08 to 12/31/08      $1.084     $0.823        22
        Wanger International
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 2/19/02* to 12/31/02    $2.000     $1.723        98
        From 1/1/03 to 12/31/03      $1.723     $2.518        370
        From 1/1/04 to 12/31/04      $2.518     $3.221        476
        From 1/1/05 to 12/31/05      $3.221     $3.844        515
        From 1/1/06 to 12/31/06      $3.844     $5.179        381
        From 1/1/07 to 12/31/07      $5.179     $5.914        339
        From 1/1/08 to 12/31/08      $5.914     $3.159        386
        Wanger International Select
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 4/9/02* to 12/31/02     $2.000     $1.722        24
        From 1/1/03 to 12/31/03      $1.722     $2.388        47
        From 1/1/04 to 12/31/04      $2.388     $2.916        90
        From 1/1/05 to 12/31/05      $2.916     $3.334        111
        From 1/1/06 to 12/31/06      $3.334     $4.453        111
        From 1/1/07 to 12/31/07      $4.453     $5.326        97
        From 1/1/08 to 12/31/08      $5.326     $2.910        81
        Wanger Select
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 5/1/02* to 12/31/02     $2.000     $1.909        34
        From 1/1/03 to 12/31/03      $1.909     $2.450        142
        From 1/1/04 to 12/31/04      $2.450     $2.871        229
        From 1/1/05 to 12/31/05      $2.871     $3.115        214
        From 1/1/06 to 12/31/06      $3.115     $3.662        163
        From 1/1/07 to 12/31/07      $3.662     $3.934        104
        From 1/1/08 to 12/31/08      $3.934     $1.968        82
        Wanger USA
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 2/19/02* to 12/31/02    $2.000     $1.738        156
        From 1/1/03 to 12/31/03      $1.738     $2.444        368
        From 1/1/04 to 12/31/04      $2.444     $2.840        507
        From 1/1/05 to 12/31/05      $2.840     $3.103        397
        From 1/1/06 to 12/31/06      $3.103     $3.287        262
        From 1/1/07 to 12/31/07      $3.287     $3.402        148
        From 1/1/08 to 12/31/08      $3.402     $2.015        121



*Date subaccount began operations.

Death Benefit Option 3 Contracts



                                   Subaccount Subaccount     Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
               Subaccount          of Period  of Period   (Thousands)
        ---------------------------------------------------------------
        AIM V.I. Capital Appreciation Fund - Series I Shares
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 2/26/02* to 12/31/02    $2.000     $1.523        87
        From 1/1/03 to 12/31/03      $1.523     $1.934        57
        From 1/1/04 to 12/31/04      $1.934     $2.022        71
        From 1/1/05 to 12/31/05      $2.022     $2.158        71
        From 1/1/06 to 12/31/06      $2.158     $2.249        71
        From 1/1/07 to 12/31/07      $2.249     $2.470        49
        From 1/1/08 to 12/31/08      $2.470     $1.393        40
        AIM V.I. Core Equity Fund - Series I Shares
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 4/21/06* to 12/31/06    $1.000     $1.081        91
        From 1/1/07 to 12/31/07      $1.081     $1.146        49
        From 1/1/08 to 12/31/08      $1.146     $0.785        24
        AIM V.I. Mid Cap Core Equity Fund - Series I Shares
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 12/3/04* to 12/31/04    $2.000     $1.016        38
        From 1/1/05 to 12/31/05      $1.016     $1.072        37
        From 1/1/06 to 12/31/06      $1.072     $1.169        35
        From 1/1/07 to 12/31/07      $1.169     $1.256        17
        From 1/1/08 to 12/31/08      $1.256     $0.880        16
        Alger American Capital Appreciation Portfolio - Class O Shares
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 3/27/02* to 12/31/02    $2.000     $1.329        38
        From 1/1/03 to 12/31/03      $1.329     $1.756        48
        From 1/1/04 to 12/31/04      $1.756     $1.862        918
        From 1/1/05 to 12/31/05      $1.862     $2.090        32
        From 1/1/06 to 12/31/06      $2.090     $2.444        28
        From 1/1/07 to 12/31/07      $2.444     $3.200        29
        From 1/1/08 to 12/31/08      $3.200     $1.721        14
        DWS Equity 500 Index Fund VIP - Class A
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 2/26/02* to 12/31/02    $2.000     $1.547        20
        From 1/1/03 to 12/31/03      $1.547     $1.944        36
        From 1/1/04 to 12/31/04      $1.944     $2.108        54
        From 1/1/05 to 12/31/05      $2.108     $2.163        72
        From 1/1/06 to 12/31/06      $2.163     $2.450        82
        From 1/1/07 to 12/31/07      $2.450     $2.530        47
        From 1/1/08 to 12/31/08      $2.530     $1.559        37
        Federated Fund for U.S. Government Securities II
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 3/1/02* to 12/31/02     $2.000     $2.119        209
        From 1/1/03 to 12/31/03      $2.119     $2.126        164
        From 1/1/04 to 12/31/04      $2.126     $2.160        221
        From 1/1/05 to 12/31/05      $2.160     $2.161        251
        From 1/1/06 to 12/31/06      $2.161     $2.207        253
        From 1/1/07 to 12/31/07      $2.207     $2.300        155
        From 1/1/08 to 12/31/08      $2.300     $2.351        199



*Date subaccount began operations.
+Amount is less than 500 units.

                                      Subaccount Subaccount     Units
                                      Unit Value Unit Value Outstanding at
                                      Beginning     End     End of Period
               Subaccount             of Period  of Period   (Thousands)
        ------------------------------------------------------------------
        Federated High Income Bond Fund II - Primary Shares
        ---------------------------------------------------------------
        ------------------------------------------------------------------
        From 2/19/02* to 12/31/02       $2.000     $1.978        61
        From 1/1/03 to 12/31/03         $1.978     $2.370        316
        From 1/1/04 to 12/31/04         $2.370     $2.567        335
        From 1/1/05 to 12/31/05         $2.567     $2.584        77
        From 1/1/06 to 12/31/06         $2.584     $2.807        49
        From 1/1/07 to 12/31/07         $2.807     $2.847        39
        From 1/1/08 to 12/31/08         $2.847     $2.066        29
        Fidelity(R) VIP Contrafund(R) Portfolio - Service Class
        ---------------------------------------------------------------
        ------------------------------------------------------------------
        From 2/26/02* to 12/31/02       $2.000     $1.822        21
        From 1/1/03 to 12/31/03         $1.822     $2.293        34
        From 1/1/04 to 12/31/04         $2.293     $2.593        49
        From 1/1/05 to 12/31/05         $2.593     $2.971        66
        From 1/1/06 to 12/31/06         $2.971     $3.251        78
        From 1/1/07 to 12/31/07         $3.251     $3.745        73
        From 1/1/08 to 12/31/08         $3.745     $2.107        51
        Fidelity(R) VIP Growth Opportunities Portfolio - Service Class
        ---------------------------------------------------------------
        ------------------------------------------------------------------
        From 3/1/02* to 12/31/02        $2.000     $1.556        28
        From 1/1/03 to 12/31/03         $1.556     $1.978        37
        From 1/1/04 to 12/31/04         $1.978     $2.076        29
        From 1/1/05 to 12/31/05         $2.076     $2.216        38
        From 1/1/06 to 12/31/06         $2.216     $2.288        42
        From 1/1/07 to 12/31/07         $2.288     $2.760        39
        From 1/1/08 to 12/31/08         $2.760     $1.216        24
        Fidelity(R) VIP Growth Portfolio - Service Class
        ---------------------------------------------------------------
        ------------------------------------------------------------------
        From 3/1/02* to 12/31/02        $2.000     $1.385        136
        From 1/1/03 to 12/31/03         $1.385     $1.804        129
        From 1/1/04 to 12/31/04         $1.804     $1.826        143
        From 1/1/05 to 12/31/05         $1.826     $1.892        119
        From 1/1/06 to 12/31/06         $1.892     $1.980        98
        From 1/1/07 to 12/31/07         $1.980     $2.463        48
        From 1/1/08 to 12/31/08         $2.463     $1.274        17
        Fidelity(R) VIP Investment Grade Bond Portfolio - Service Class
        ---------------------------------------------------------------
        ------------------------------------------------------------------
        From 1/1/08 to 12/31/08         $1.027     $0.973         3
        Franklin Income Securities Fund - Class 2
        ---------------------------------------------------------------
        ------------------------------------------------------------------
        From 4/28/06* to 12/31/06       $1.000     $1.106        13
        From 1/1/07 to 12/31/07         $1.106     $1.125        22
        From 1/1/08 to 12/31/08         $1.125     $0.776        19
        Lazard Retirement U.S. Small Cap Equity Portfolio - Service Shares
        ---------------------------------------------------------------
        ------------------------------------------------------------------
        From 4/29/05* to 12/31/05       $0.979     $1.088        11
        From 1/1/06 to 12/31/06         $1.088     $1.238        11
        From 1/1/07 to 12/31/07         $1.238     $1.126        10
        From 1/1/08 to 12/31/08         $1.126     $0.702         2
        Lord Abbett Bond Debenture Portfolio - Class VC Shares
        ---------------------------------------------------------------
        ------------------------------------------------------------------
        From 4/29/05* to 12/31/05       $0.978     $1.016        48
        From 1/1/06 to 12/31/06         $1.016     $1.090        22
        From 1/1/07 to 12/31/07         $1.090     $1.134        22
        From 1/1/08 to 12/31/08         $1.134     $0.917        16



*Date subaccount began operations.
+Amount is less than 500 units.

                                   Subaccount Subaccount     Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
               Subaccount          of Period  of Period   (Thousands)
        ---------------------------------------------------------------
        Lord Abbett Growth and Income Portfolio - Class VC Shares
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 4/29/05* to 12/31/05    $0.980     $1.043         287
        From 1/1/06 to 12/31/06      $1.043     $1.200         166
        From 1/1/07 to 12/31/07      $1.200     $1.217         140
        From 1/1/08 to 12/31/08      $1.217     $0.759         105
        Lord Abbett Mid Cap Value Portfolio - Class VC Shares
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 4/29/05* to 12/31/05    $0.957     $1.077         79
        From 1/1/06 to 12/31/06      $1.077     $1.185         53
        From 1/1/07 to 12/31/07      $1.185     $1.168         45
        From 1/1/08 to 12/31/08      $1.168     $0.695         47
        Mutual Shares Securities Fund - Class 2
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 2/25/02* to 12/31/02    $2.000     $1.780         76
        From 1/1/03 to 12/31/03      $1.780     $2.184         88
        From 1/1/04 to 12/31/04      $2.184     $2.412         100
        From 1/1/05 to 12/31/05      $2.412     $2.615         93
        From 1/1/06 to 12/31/06      $2.615     $3.036         710
        From 1/1/07 to 12/31/07      $3.036     $3.080         90
        From 1/1/08 to 12/31/08      $3.080     $1.899         90
        Neuberger Berman AMT Guardian Portfolio - S Class
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 1/1/08 to 12/31/08      $1.104     $0.678          9
        Oppenheimer Global Securities Fund/VA - Service Shares
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 4/28/06* to 12/31/06    $1.000     $1.059         27
        From 1/1/07 to 12/31/07      $1.059     $1.101         26
        From 1/1/08 to 12/31/08      $1.101     $0.644         26
        Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 1/1/08 to 12/31/08      $0.961     $0.584          6
        Phoenix Capital Growth Series
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 2/15/02* to 12/31/02    $2.000     $1.488         61
        From 1/1/03 to 12/31/03      $1.488     $1.845         82
        From 1/1/04 to 12/31/04      $1.845     $1.899         91
        From 1/1/05 to 12/31/05      $1.899     $1.931         74
        From 1/1/06 to 12/31/06      $1.931     $1.955         146
        From 1/1/07 to 12/31/07      $1.955     $2.123         80
        From 1/1/08 to 12/31/08      $2.123     $1.233         53
        Phoenix Dynamic Asset Allocation Series: Moderate
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 2/3/06* to 12/31/06     $1.000     $1.038         32
        From 1/1/07 to 12/31/07      $1.038     $1.099         31
        From 1/1/08 to 12/31/08      $1.099     $0.908        2,181
        Phoenix Dynamic Asset Allocation Series: Moderate Growth
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 2/3/06* to 12/31/06     $1.000     $1.069          7
        From 1/1/07 to 12/31/07      $1.069     $1.126         0+
        From 1/1/08 to 12/31/08      $1.126     $0.829         13



*Date subaccount began operations.
+Amount is less than 500 units.

                                       Subaccount   Subaccount       Units
                                       Unit Value   Unit Value   Outstanding at
                                       Beginning       End       End of Period
               Subaccount              of Period    of Period     (Thousands)
        -------------------------------------------------------------------------
        Phoenix Growth and Income Series
        ------------------------------------------------------------------------
        -------------------------------------------------------------------------
        From 3/1/02* to 12/31/02         $2.000       $1.545          102
        From 1/1/03 to 12/31/03          $1.545       $1.930          119
        From 1/1/04 to 12/31/04          $1.930       $2.091          128
        From 1/1/05 to 12/31/05          $2.091       $2.149          114
        From 1/1/06 to 12/31/06          $2.149       $2.469          96
        From 1/1/07 to 12/31/07          $2.469       $2.582          86
        From 1/1/08 to 12/31/08          $2.582       $1.647          64
        Phoenix Mid-Cap Growth Series
        ------------------------------------------------------------------------
        -------------------------------------------------------------------------
        From 2/15/02* to 12/31/02        $2.000       $1.352          128
        From 1/1/03 to 12/31/03          $1.352       $1.708          133
        From 1/1/04 to 12/31/04          $1.708       $1.787          132
        From 1/1/05 to 12/31/05          $1.787       $1.826          79
        From 1/1/06 to 12/31/06          $1.826       $1.864         1,067
        From 1/1/07 to 12/31/07          $1.864       $2.226          57
        From 1/1/08 to 12/31/08          $2.226       $1.234          31
        Phoenix Money Market Series
        ------------------------------------------------------------------------
        -------------------------------------------------------------------------
        From 3/1/02* to 12/31/02         $2.000       $1.989          35
        From 1/1/03 to 12/31/03          $1.989       $1.963          31
        From 1/1/04 to 12/31/04          $1.963       $1.940          139
        From 1/1/05 to 12/31/05          $1.940       $1.952          99
        From 1/1/06 to 12/31/06          $1.952       $1.998          90
        From 1/1/07 to 12/31/07          $1.998       $2.055          85
        From 1/1/08 to 12/31/08          $2.055       $2.060          251
        Phoenix Multi-Sector Fixed Income Series
        ------------------------------------------------------------------------
        -------------------------------------------------------------------------
        From 3/14/02* to 12/31/02        $2.000       $2.151          46
        From 1/1/03 to 12/31/03          $2.151       $2.417          68
        From 1/1/04 to 12/31/04          $2.417       $2.531          137
        From 1/1/05 to 12/31/05          $2.531       $2.527          153
        From 1/1/06 to 12/31/06          $2.527       $2.647          153
        From 1/1/07 to 12/31/07          $2.647       $2.691          79
        From 1/1/08 to 12/31/08          $2.691       $2.166          64
        Phoenix Multi-Sector Short Term Bond Series
        ------------------------------------------------------------------------
        -------------------------------------------------------------------------
        From 7/1/03* to 12/31/03         $2.000       $1.018          81
        From 1/1/04 to 12/31/04          $1.018       $1.051          116
        From 1/1/05 to 12/31/05          $1.051       $1.045          130
        From 1/1/06 to 12/31/06          $1.045       $1.083          93
        From 1/1/07 to 12/31/07          $1.083       $1.104          161
        From 1/1/08 to 12/31/08          $1.104       $0.960          155
        Phoenix Small-Cap Growth Series (formerly Phoenix-Alger Small-Cap Growth)
        ------------------------------------------------------------------------
        -------------------------------------------------------------------------
        From 4/1/03* to 12/31/03         $2.000       $3.010           8
        From 1/1/04 to 12/31/04          $3.010       $3.014           6
        From 1/1/05 to 12/31/05          $3.014       $3.418           5
        From 1/1/06 to 12/31/06          $3.418       $4.004          17
        From 1/1/07 to 12/31/07          $4.004       $4.557          16
        From 1/1/08 to 12/31/08          $4.557       $2.461           9



*Date subaccount began operations.
+Amount is less than 500 units.

                                   Subaccount Subaccount     Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
               Subaccount          of Period  of Period   (Thousands)
        ---------------------------------------------------------------
        Phoenix Strategic Allocation Series
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 2/19/02* to 12/31/02    $2.000     $1.755        376
        From 1/1/03 to 12/31/03      $1.755     $2.062        404
        From 1/1/04 to 12/31/04      $2.062     $2.173        419
        From 1/1/05 to 12/31/05      $2.173     $2.169        307
        From 1/1/06 to 12/31/06      $2.169     $2.397        256
        From 1/1/07 to 12/31/07      $2.397     $2.490        207
        From 1/1/08 to 12/31/08      $2.490     $1.820        121
        Phoenix-Aberdeen International Series
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 6/21/02* to 12/31/02    $2.000     $1.709        65
        From 1/1/03 to 12/31/03      $1.709     $2.210        62
        From 1/1/04 to 12/31/04      $2.210     $2.617        53
        From 1/1/05 to 12/31/05      $2.617     $3.043        617
        From 1/1/06 to 12/31/06      $3.043     $3.800        120
        From 1/1/07 to 12/31/07      $3.800     $4.283        94
        From 1/1/08 to 12/31/08      $4.283     $2.562        52
        Phoenix-Duff & Phelps Real Estate Securities Series
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 2/15/02* to 12/31/02    $2.000     $2.246        15
        From 1/1/03 to 12/31/03      $2.246     $3.045        24
        From 1/1/04 to 12/31/04      $3.045     $4.022        53
        From 1/1/05 to 12/31/05      $4.022     $4.539        54
        From 1/1/06 to 12/31/06      $4.539     $6.101        37
        From 1/1/07 to 12/31/07      $6.101     $5.041        31
        From 1/1/08 to 12/31/08      $5.041     $3.120        34
        Phoenix-Sanford Bernstein Mid-Cap Value Series
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 2/26/02* to 12/31/02    $2.000     $1.907        150
        From 1/1/03 to 12/31/03      $1.907     $2.636        123
        From 1/1/04 to 12/31/04      $2.636     $3.112        172
        From 1/1/05 to 12/31/05      $3.112     $3.288        122
        From 1/1/06 to 12/31/06      $3.288     $3.705        106
        From 1/1/07 to 12/31/07      $3.705     $3.705        81
        From 1/1/08 to 12/31/08      $3.705     $2.345        47
        Phoenix-Sanford Bernstein Small-Cap Value Series
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 2/25/02* to 12/31/02    $2.000     $1.909        117
        From 1/1/03 to 12/31/03      $1.909     $2.693        102
        From 1/1/04 to 12/31/04      $2.693     $3.239        145
        From 1/1/05 to 12/31/05      $3.239     $3.413        83
        From 1/1/06 to 12/31/06      $3.413     $3.907        83
        From 1/1/07 to 12/31/07      $3.907     $3.750        57
        From 1/1/08 to 12/31/08      $3.750     $2.283        27
        Phoenix-Van Kampen Comstock Series
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 2/15/02* to 12/31/02    $2.000     $1.577        175
        From 1/1/03 to 12/31/03      $1.577     $1.915        201
        From 1/1/04 to 12/31/04      $1.915     $2.121        325
        From 1/1/05 to 12/31/05      $2.121     $2.192        250
        From 1/1/06 to 12/31/06      $2.192     $2.599        210
        From 1/1/07 to 12/31/07      $2.599     $2.492        153
        From 1/1/08 to 12/31/08      $2.492     $1.570        68



*Date subaccount began operations.
+Amount is less than 500 units.

                                    Subaccount Subaccount     Units
                                    Unit Value Unit Value Outstanding at
                                    Beginning     End     End of Period
               Subaccount           of Period  of Period   (Thousands)
        ----------------------------------------------------------------
        Phoenix-Van Kampen Equity 500 Index Series
        ---------------------------------------------------------------
        ----------------------------------------------------------------
        From 2/26/02* to 12/31/02     $2.000     $1.519        14
        From 1/1/03 to 12/31/03       $1.519     $1.880        62
        From 1/1/04 to 12/31/04       $1.880     $2.025        60
        From 1/1/05 to 12/31/05       $2.025     $2.059        16
        From 1/1/06 to 12/31/06       $2.059     $2.306        35
        From 1/1/07 to 12/31/07       $2.306     $2.371        31
        From 1/1/08 to 12/31/08       $2.371     $1.457        34
        PIMCO CommodityRealReturn/TM/ Strategy Portfolio - Advisor Class
        ---------------------------------------------------------------
        ----------------------------------------------------------------
        From 1/1/07 to 12/31/07       $1.053     $1.144       1,689
        From 1/1/08 to 12/31/08       $1.144     $0.630         5
        Rydex Variable Trust Inverse Government Long Bond Strategy Fund
        ---------------------------------------------------------------
        ----------------------------------------------------------------
        From 6/6/03* to 12/31/03      $2.000     $1.047        91
        From 1/1/04 to 12/31/04       $1.047     $0.917        143
        From 1/1/05 to 12/31/05       $0.917     $0.852        122
        From 1/1/06 to 12/31/06       $0.852     $0.904        62
        From 1/1/07 to 12/31/07       $0.904     $0.846        62
        From 1/1/08 to 12/31/08       $0.846     $0.579        58
        Rydex Variable Trust Nova Fund
        ---------------------------------------------------------------
        ----------------------------------------------------------------
        From 5/27/04* to 12/31/04     $2.000     $1.360         1
        From 1/1/05 to 12/31/05       $1.360     $1.387         1
        From 1/1/06 to 12/31/06       $1.387     $1.622         1
        From 1/1/07 to 12/31/07       $1.622     $1.608         1
        From 1/1/08 to 12/31/08       $1.608     $0.718         1
        Rydex Variable Trust Sector Rotation Fund
        ---------------------------------------------------------------
        ----------------------------------------------------------------
        From 5/27/04* to 12/31/04     $2.000     $1.246         2
        From 1/1/05 to 12/31/05       $1.246     $1.390       1,236
        From 1/1/06 to 12/31/06       $1.390     $1.518         2
        From 1/1/07 to 12/31/07       $1.518     $1.827         2
        From 1/1/08 to 12/31/08       $1.827     $1.061         2
        Sentinel Variable Products Bond Fund
        ---------------------------------------------------------------
        ----------------------------------------------------------------
        From 1/1/08 to 12/31/08       $1.022     $1.032         3
        Sentinel Variable Products Common Stock Fund
        ---------------------------------------------------------------
        ----------------------------------------------------------------
        From 1/1/08 to 12/31/08       $1.024     $0.670        57
        Sentinel Variable Products Mid Cap Growth Fund
        ---------------------------------------------------------------
        ----------------------------------------------------------------
        From 1/1/08 to 12/31/08       $1.075     $0.569         8
        Sentinel Variable Products Small Company Fund
        ---------------------------------------------------------------
        ----------------------------------------------------------------
        From 1/1/08 to 12/31/08       $1.003     $0.666         3
        Templeton Foreign Securities Fund - Class 2
        ---------------------------------------------------------------
        ----------------------------------------------------------------
        From 2/26/02* to 12/31/02     $2.000     $1.628        19
        From 1/1/03 to 12/31/03       $1.628     $2.110        20
        From 1/1/04 to 12/31/04       $2.110     $2.453        37
        From 1/1/05 to 12/31/05       $2.453     $2.649        23
        From 1/1/06 to 12/31/06       $2.649     $3.155        16
        From 1/1/07 to 12/31/07       $3.155     $3.572        10
        From 1/1/08 to 12/31/08       $3.572     $2.088        11



*Date subaccount began operations.
+Amount is less than 500 units.

                                    Subaccount Subaccount     Units
                                    Unit Value Unit Value Outstanding at
                                    Beginning     End     End of Period
               Subaccount           of Period  of Period   (Thousands)
       -----------------------------------------------------------------
       Templeton Growth Securities Fund - Class 2
       -----------------------------------------------------------------
       -----------------------------------------------------------------
       From 2/26/02* to 12/31/02      $2.000     $1.627        34
       From 1/1/03 to 12/31/03        $1.627     $2.108        55
       From 1/1/04 to 12/31/04        $2.108     $2.398        43
       From 1/1/05 to 12/31/05        $2.398     $2.560        43
       From 1/1/06 to 12/31/06        $2.560     $3.058        38
       From 1/1/07 to 12/31/07        $3.058     $3.068        37
       From 1/1/08 to 12/31/08        $3.068     $1.735        36
       Wanger International
       ---------------------------- ---------- ---------- --------------
       -----------------------------------------------------------------
       From 2/15/02* to 12/31/02      $2.000     $1.720        117
       From 1/1/03 to 12/31/03        $1.720     $2.510        529
       From 1/1/04 to 12/31/04        $2.510     $3.206        87
       From 1/1/05 to 12/31/05        $3.206     $3.821        76
       From 1/1/06 to 12/31/06        $3.821     $5.139        64
       From 1/1/07 to 12/31/07        $5.139     $5.860        43
       From 1/1/08 to 12/31/08        $5.860     $3.125        21
       Wanger International Select
       ---------------------------- ---------- ---------- --------------
       -----------------------------------------------------------------
       From 10/6/03* to 12/31/03      $2.000     $2.381        445
       From 1/1/04 to 12/31/04        $2.381     $2.902         1
       From 1/1/05 to 12/31/05        $2.902     $3.314         8
       From 1/1/06 to 12/31/06        $3.314     $4.419         8
       From 1/1/07 to 12/31/07        $4.419     $5.276        12
       From 1/1/08 to 12/31/08        $5.276     $2.879         2
       Wanger Select
       ---------------------------- ---------- ---------- --------------
       -----------------------------------------------------------------
       From 2/19/02* to 12/31/02      $2.000     $1.906        34
       From 1/1/03 to 12/31/03        $1.906     $2.443        19
       From 1/1/04 to 12/31/04        $2.443     $2.857        25
       From 1/1/05 to 12/31/05        $2.857     $3.096        35
       From 1/1/06 to 12/31/06        $3.096     $3.634        34
       From 1/1/07 to 12/31/07        $3.634     $3.897        31
       From 1/1/08 to 12/31/08        $3.897     $1.946        10
       Wanger USA
       ---------------------------- ---------- ---------- --------------
       -----------------------------------------------------------------
       From 2/15/02* to 12/31/02      $2.000     $1.735        188
       From 1/1/03 to 12/31/03        $1.735     $2.436        189
       From 1/1/04 to 12/31/04        $2.436     $2.827        173
       From 1/1/05 to 12/31/05        $2.827     $3.084        118
       From 1/1/06 to 12/31/06        $3.084     $3.262        99
       From 1/1/07 to 12/31/07        $3.262     $3.370        66
       From 1/1/08 to 12/31/08        $3.370     $1.993        39



*Date subaccount began operations.
+Amount is less than 500 units.

Death Benefit Option 4 Contracts



                                   Subaccount Subaccount     Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
               Subaccount          of Period  of Period   (Thousands)
        ---------------------------------------------------------------
        AIM V.I. Capital Appreciation Fund - Series I Shares
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 2/5/03* to 12/31/03     $2.000     $1.938         34
        From 1/1/04 to 12/31/04      $1.938     $2.028         33
        From 1/1/05 to 12/31/05      $2.028     $2.167         27
        From 1/1/06 to 12/31/06      $2.167     $2.261         20
        From 1/1/07 to 12/31/07      $2.261     $2.486         3
        From 1/1/08 to 12/31/08      $2.486     $1.403         1
        AIM V.I. Core Equity Fund - Series I Shares
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 4/21/06* to 12/31/06    $1.000     $1.082         47
        From 1/1/07 to 12/31/07      $1.082     $1.148         11
        From 1/1/08 to 12/31/08      $1.148     $0.787         11
        AIM V.I. Mid Cap Core Equity Fund - Series I Shares
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 12/3/04* to 12/31/04    $2.000     $1.016         2
        From 1/1/05 to 12/31/05      $1.016     $1.073         2
        From 1/1/06 to 12/31/06      $1.073     $1.172         2
        From 1/1/07 to 12/31/07      $1.172     $1.260         2
        From 1/1/08 to 12/31/08      $1.260     $0.884         2
        DWS Equity 500 Index Fund VIP - Class A
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 1/12/04* to 12/31/04    $2.000     $2.114         23
        From 1/1/05 to 12/31/05      $2.114     $2.172         24
        From 1/1/06 to 12/31/06      $2.172     $2.463         35
        From 1/1/07 to 12/31/07      $2.463     $2.545         9
        From 1/1/08 to 12/31/08      $2.545     $1.570         5
        Federated Fund for U.S. Government Securities II
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 11/1/02* to 12/31/02    $2.000     $2.121         1
        From 1/1/03 to 12/31/03      $2.121     $2.131         4
        From 1/1/04 to 12/31/04      $2.131     $2.167         14
        From 1/1/05 to 12/31/05      $2.167     $2.170         11
        From 1/1/06 to 12/31/06      $2.170     $2.218         13
        From 1/1/07 to 12/31/07      $2.218     $2.314         13
        From 1/1/08 to 12/31/08      $2.314     $2.368         1
        Federated High Income Bond Fund II - Primary Shares
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 10/1/02* to 12/31/02    $2.000     $1.980         2
        From 1/1/03 to 12/31/03      $1.980     $2.375         17
        From 1/1/04 to 12/31/04      $2.375     $2.575         30
        From 1/1/05 to 12/31/05      $2.575     $2.594         43
        From 1/1/06 to 12/31/06      $2.594     $2.822         11
        From 1/1/07 to 12/31/07      $2.822     $2.864         10
        From 1/1/08 to 12/31/08      $2.864     $2.081         7
        Fidelity(R) VIP Contrafund(R) Portfolio - Service Class
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 7/1/03* to 12/31/03     $2.000     $2.297         1
        From 1/1/04 to 12/31/04      $2.297     $2.601         11
        From 1/1/05 to 12/31/05      $2.601     $2.983         11
        From 1/1/06 to 12/31/06      $2.983     $3.267         19
        From 1/1/07 to 12/31/07      $3.267     $3.768         10
        From 1/1/08 to 12/31/08      $3.768     $2.122         7



*Date subaccount began operations.
+Amount is less than 500 units.

                                      Subaccount Subaccount     Units
                                      Unit Value Unit Value Outstanding at
                                      Beginning     End     End of Period
                Subaccount            of Period  of Period   (Thousands)
        ------------------------------------------------------------------
        Fidelity(R) VIP Growth Opportunities Portfolio - Service Class
        ----------------------------------------------------------------
        ------------------------------------------------------------------
        From 1/9/04* to 12/31/04        $2.000     $1.832         3
        From 1/1/05 to 12/31/05         $1.832     $2.225         1
        From 1/1/06 to 12/31/06         $2.225     $2.300         1
        From 1/1/07 to 12/31/07         $2.300     $2.778         1
        From 1/1/08 to 12/31/08         $2.778     $1.225         1
        Lazard Retirement U.S. Small Cap Equity Portfolio - Service Shares
        ----------------------------------------------------------------
        ------------------------------------------------------------------
        From 4/29/05* to 12/31/05       $0.979     $1.088         8
        From 1/1/06 to 12/31/06         $1.088     $1.240         7
        From 1/1/07 to 12/31/07         $1.240     $1.129         7
        From 1/1/08 to 12/31/08         $1.129     $0.704         7
        Lord Abbett Bond Debenture Portfolio - Class VC Shares
        ----------------------------------------------------------------
        ------------------------------------------------------------------
        From 4/29/05* to 12/31/05       $0.978     $1.017        125
        From 1/1/06 to 12/31/06         $1.017     $1.092        131
        From 1/1/07 to 12/31/07         $1.092     $1.137         1
        From 1/1/08 to 12/31/08         $1.137     $0.921         1
        Lord Abbett Growth and Income Portfolio - Class VC Shares
        ----------------------------------------------------------------
        ------------------------------------------------------------------
        From 4/29/05* to 12/31/05       $0.980     $1.044        17
        From 1/1/06 to 12/31/06         $1.044     $1.202        19
        From 1/1/07 to 12/31/07         $1.202     $1.220        19
        From 1/1/08 to 12/31/08         $1.220     $0.761         6
        Lord Abbett Mid Cap Value Portfolio - Class VC Shares
        ----------------------------------------------------------------
        ------------------------------------------------------------------
        From 4/29/05* to 12/31/05       $0.957     $1.077        31
        From 1/1/06 to 12/31/06         $1.077     $1.187        32
        From 1/1/07 to 12/31/07         $1.187     $1.172         5
        From 1/1/08 to 12/31/08         $1.172     $0.697         6
        Mutual Shares Securities Fund - Class 2
        ----------------------------------------------------------------
        ------------------------------------------------------------------
        From 2/5/03* to 12/31/03        $2.000     $2.189        12
        From 1/1/04 to 12/31/04         $2.189     $2.420        34
        From 1/1/05 to 12/31/05         $2.420     $2.626        48
        From 1/1/06 to 12/31/06         $2.626     $3.051        48
        From 1/1/07 to 12/31/07         $3.051     $3.099        10
        From 1/1/08 to 12/31/08         $3.099     $1.913         5
        Phoenix Capital Growth Series
        ----------------------------------------------------------------
        ------------------------------------------------------------------
        From 10/1/02* to 12/31/02       $2.000     $1.489         1
        From 1/1/03 to 12/31/03         $1.489     $1.849         3
        From 1/1/04 to 12/31/04         $1.849     $1.905         2
        From 1/1/05 to 12/31/05         $1.910     $1.939         2
        From 1/1/06 to 12/31/06         $1.939     $1.965         7
        From 1/1/07 to 12/31/07         $1.965     $2.136         6
        From 1/1/08 to 12/31/08         $2.136     $1.241         4
        Phoenix Growth and Income Series
        ----------------------------------------------------------------
        ------------------------------------------------------------------
        From 12/18/03* to 12/31/03      $2.000     $1.934         9
        From 1/1/04 to 12/31/04         $1.934     $2.098        59
        From 1/1/05 to 12/31/05         $2.098     $2.158        56
        From 1/1/06 to 12/31/06         $2.158     $2.482        58
        From 1/1/07 to 12/31/07         $2.482     $2.598         8
        From 1/1/08 to 12/31/08         $2.598     $1.659         5



*Date subaccount began operations.
+Amount is less than 500 units.

                                       Subaccount   Subaccount       Units
                                       Unit Value   Unit Value   Outstanding at
                                       Beginning       End       End of Period
                Subaccount             of Period    of Period     (Thousands)
        -------------------------------------------------------------------------
        Phoenix Mid-Cap Growth Series
        ------------------------------------------------------------------------
        -------------------------------------------------------------------------
        From 7/25/02* to 12/31/02        $2.000       $1.353           2
        From 1/1/03 to 12/31/03          $1.353       $1.711          16
        From 1/1/04 to 12/31/04          $1.711       $1.793          16
        From 1/1/05 to 12/31/05          $1.790       $1.833          16
        From 1/1/06 to 12/31/06          $1.833       $1.874          36
        From 1/1/07 to 12/31/07          $1.874       $2.240           2
        From 1/1/08 to 12/31/08          $2.240       $1.243           2
        Phoenix Money Market Series
        ------------------------------------------------------------------------
        -------------------------------------------------------------------------
        From 1/9/04* to 12/31/04         $2.000       $1.946           3
        From 1/1/05 to 12/31/05          $1.946       $1.960           8
        From 1/1/06 to 12/31/06          $1.960       $2.008          19
        From 1/1/07 to 12/31/07          $2.008       $2.067           5
        From 1/1/08 to 12/31/08          $2.067       $2.075           2
        Phoenix Multi-Sector Fixed Income Series
        ------------------------------------------------------------------------
        -------------------------------------------------------------------------
        From 12/18/03* to 12/31/03       $2.000       $2.422          18
        From 1/1/04 to 12/31/04          $2.422       $2.539          31
        From 1/1/05 to 12/31/05          $2.539       $2.537          36
        From 1/1/06 to 12/31/06          $2.537       $2.661          39
        From 1/1/07 to 12/31/07          $2.661       $2.708           4
        From 1/1/08 to 12/31/08          $2.708       $2.181           3
        Phoenix Multi-Sector Short Term Bond Series
        ------------------------------------------------------------------------
        -------------------------------------------------------------------------
        From 12/18/03* to 12/31/03       $2.000       $1.019           8
        From 1/1/04 to 12/31/04          $1.019       $1.053          153
        From 1/1/05 to 12/31/05          $1.053       $1.048          173
        From 1/1/06 to 12/31/06          $1.048       $1.087          101
        From 1/1/07 to 12/31/07          $1.087       $1.109          52
        From 1/1/08 to 12/31/08          $1.109       $0.965          28
        Phoenix Small-Cap Growth Series (formerly Phoenix-Alger Small-Cap Growth)
        ------------------------------------------------------------------------
        -------------------------------------------------------------------------
        From 4/13/04* to 12/31/04        $2.000       $3.022           2
        From 1/1/05 to 12/31/05          $3.022       $3.430           2
        From 1/1/06 to 12/31/06          $3.430       $4.022          17
        From 1/1/07 to 12/31/07          $4.022       $4.582           3
        From 1/1/08 to 12/31/08          $4.582       $2.477           3
        Phoenix Strategic Allocation Series
        ------------------------------------------------------------------------
        -------------------------------------------------------------------------
        From 7/25/02* to 12/31/02        $2.000       $1.757           1
        From 1/1/03 to 12/31/03          $1.757       $2.067          43
        From 1/1/04 to 12/31/04          $2.067       $2.180          70
        From 1/1/05 to 12/31/05          $2.180       $2.178          63
        From 1/1/06 to 12/31/06          $2.178       $2.409          57
        From 1/1/07 to 12/31/07          $2.409       $2.506           1
        From 1/1/08 to 12/31/08          $2.506       $1.834           1
        Phoenix-Aberdeen International Series
        ------------------------------------------------------------------------
        -------------------------------------------------------------------------
        From 9/25/04* to 12/31/04        $2.000       $2.625          28
        From 1/1/05 to 12/31/05          $2.625       $3.055          23
        From 1/1/06 to 12/31/06          $3.055       $3.820          23
        From 1/1/07 to 12/31/07          $3.820       $4.309           7
        From 1/1/08 to 12/31/08          $4.309       $2.581           3



*Date subaccount began operations.
+Amount is less than 500 units.

                                    Subaccount Subaccount     Units
                                    Unit Value Unit Value Outstanding at
                                    Beginning     End     End of Period
                Subaccount          of Period  of Period   (Thousands)
        ----------------------------------------------------------------
        Phoenix-Duff & Phelps Real Estate Securities Series
        ----------------------------------------------------------------
        ----------------------------------------------------------------
        From 10/1/02* to 12/31/02     $2.000     $2.249         1
        From 1/1/03 to 12/31/03       $2.249     $3.052         5
        From 1/1/04 to 12/31/04       $3.052     $4.034         14
        From 1/1/05 to 12/31/05       $4.034     $4.558         10
        From 1/1/06 to 12/31/06       $4.558     $6.132         9
        From 1/1/07 to 12/31/07       $6.132     $5.073         0+
        From 1/1/08 to 12/31/08       $5.073     $3.142         0+
        Phoenix-Sanford Bernstein Mid-Cap Value Series
        ----------------------------------------------------------------
        ----------------------------------------------------------------
        From 7/25/02* to 12/31/02     $2.000     $1.909         2
        From 1/1/03 to 12/31/03       $1.909     $2.642         42
        From 1/1/04 to 12/31/04       $2.642     $3.122         37
        From 1/1/05 to 12/31/05       $3.122     $3.302         31
        From 1/1/06 to 12/31/06       $3.302     $3.724         25
        From 1/1/07 to 12/31/07       $3.724     $3.728         2
        From 1/1/08 to 12/31/08       $3.728     $2.362         2
        Phoenix-Sanford Bernstein Small-Cap Value Series
        ----------------------------------------------------------------
        ----------------------------------------------------------------
        From 7/25/02* to 12/31/02     $2.000     $1.911         1
        From 1/1/03 to 12/31/03       $1.911     $2.698         34
        From 1/1/04 to 12/31/04       $2.698     $3.249         29
        From 1/1/05 to 12/31/05       $3.249     $3.427         23
        From 1/1/06 to 12/31/06       $3.427     $3.927         16
        From 1/1/07 to 12/31/07       $3.927     $3.773         1
        From 1/1/08 to 12/31/08       $3.773     $2.299         1
        Phoenix-Van Kampen Comstock Series
        ----------------------------------------------------------------
        ----------------------------------------------------------------
        From 5/18/04* to 12/31/04     $2.000     $2.127         29
        From 1/1/05 to 12/31/05       $2.127     $2.201         35
        From 1/1/06 to 12/31/06       $2.201     $2.613         39
        From 1/1/07 to 12/31/07       $2.613     $2.507         6
        From 1/1/08 to 12/31/08       $2.507     $1.582         6
        Phoenix-Van Kampen Equity 500 Index Series
        ----------------------------------------------------------------
        ----------------------------------------------------------------
        From 1/1/06 to 12/31/06       $2.068     $2.318         86
        From 1/1/07 to 12/31/07       $2.318     $2.386         21
        From 1/1/08 to 12/31/08       $2.386     $1.468         13
        Rydex Variable Trust Inverse Government Long Bond Strategy Fund
        ----------------------------------------------------------------
        ----------------------------------------------------------------
        From 12/22/03* to 12/31/03    $2.000     $1.048         19
        From 1/1/04 to 12/31/04       $1.048     $0.919         55
        From 1/1/05 to 12/31/05       $0.919     $0.855         55
        From 1/1/06 to 12/31/06       $0.855     $0.907         30
        From 1/1/07 to 12/31/07       $0.907     $0.850         8
        From 1/1/08 to 12/31/08       $0.850     $0.582         8
        Rydex Variable Trust Nova Fund
        ----------------------------------------------------------------
        ----------------------------------------------------------------
        From 12/22/03* to 12/31/03    $2.000     $1.211         16
        From 1/1/04 to 12/31/04       $1.211     $1.362         41
        From 1/1/05 to 12/31/05       $1.362     $1.390         67
        From 1/1/06 to 12/31/06       $1.390     $1.628         22
        From 1/1/07 to 12/31/07       $1.628     $1.615         3
        From 1/1/08 to 12/31/08       $1.615     $0.722         3



*Date subaccount began operations.
+Amount is less than 500 units.

                                    Subaccount Subaccount     Units
                                    Unit Value Unit Value Outstanding at
                                    Beginning     End     End of Period
                Subaccount          of Period  of Period   (Thousands)
        ----------------------------------------------------------------
        Templeton Foreign Securities Fund - Class 2
        ----------------------------------------------------------------
        ----------------------------------------------------------------
        From 10/21/04* to 12/31/04    $2.000     $2.460         1
        From 1/1/05 to 12/31/05       $2.460     $2.660         7
        From 1/1/06 to 12/31/06       $2.660     $3.171         15
        From 1/1/07 to 12/31/07       $3.171     $3.594         1
        From 1/1/08 to 12/31/08       $3.594     $2.103         1
        Templeton Growth Securities Fund - Class 2
        ----------------------------------------------------------------
        ----------------------------------------------------------------
        From 2/5/03* to 12/31/03      $2.000     $2.112         3
        From 1/1/04 to 12/31/04       $2.112     $2.406         3
        From 1/1/05 to 12/31/05       $2.406     $2.571         3
        From 1/1/06 to 12/31/06       $2.571     $3.074         3
        From 1/1/07 to 12/31/07       $3.074     $3.087         3
        From 1/1/08 to 12/31/08       $3.087     $1.748         3
        Wanger International
        ----------------------------------------------------------------
        ----------------------------------------------------------------
        From 1/9/04* to 12/31/04      $2.000     $3.216         2
        From 1/1/05 to 12/31/05       $3.216     $3.836         2
        From 1/1/06 to 12/31/06       $3.836     $5.165         2
        From 1/1/07 to 12/31/07       $5.165     $5.896         2
        From 1/1/08 to 12/31/08       $5.896     $3.148         1
        Wanger International Select
        ----------------------------------------------------------------
        ----------------------------------------------------------------
        From 1/9/04* to 12/31/04      $2.000     $2.912         8
        From 1/1/05 to 12/31/05       $2.912     $3.327         7
        From 1/1/06 to 12/31/06       $3.327     $4.442         7
        From 1/1/07 to 12/31/07       $4.442     $5.309         1
        From 1/1/08 to 12/31/08       $5.309     $2.900         1
        Wanger Select
        ----------------------------------------------------------------
        ----------------------------------------------------------------
        From 10/1/02* to 12/31/02     $2.000     $1.908         2
        From 1/1/03 to 12/31/03       $1.908     $2.448         39
        From 1/1/04 to 12/31/04       $2.448     $2.860         33
        From 1/1/05 to 12/31/05       $2.860     $3.109         25
        From 1/1/06 to 12/31/06       $3.109     $3.653         18
        From 1/1/07 to 12/31/07       $3.653     $3.921         1
        From 1/1/08 to 12/31/08       $3.921     $1.960         2
        Wanger USA
        ----------------------------------------------------------------
        ----------------------------------------------------------------
        From 2/15/03* to 12/31/03     $2.000     $2.442         12
        From 1/1/04 to 12/31/04       $2.442     $2.836         11
        From 1/1/05 to 12/31/05       $2.836     $3.097         10
        From 1/1/06 to 12/31/06       $3.097     $3.279         10
        From 1/1/07 to 12/31/07       $3.279     $3.391         0+
        From 1/1/08 to 12/31/08       $3.391     $2.008         1



*Date subaccount began operations.
+Amount is less than 500 units.

                          Phoenix Investor's Edge(R)

            PHL Variable Accumulation Account ("Separate Account")

                        PHL Variable Insurance Company

                Variable Accumulation Deferred Annuity Contract


 STATEMENT OF ADDITIONAL INFORMATION                              May 1, 2009


                               -----------------


 Home Office:                                  PHL Variable Insurance Company
 PHL Variable Insurance Company                   Annuity Operations Division
 One American Row                                                 PO Box 8027
 Hartford, Connecticut 06102-5056            Boston, Massachusetts 02266-8027



This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the prospectus, dated May 1, 2009. You may obtain a copy of the prospectus without charge by contacting PHL Variable Insurance Company ("PHL Variable") at the above address or by calling 800/541-0171.


                               -----------------

                               TABLE OF CONTENTS


                                              Page
--------------------------------------------------

PHL Variable Insurance Company...............    2
Underwriter..................................    2
Services.....................................    2
Information Sharing Agreements...............    3
Performance History..........................    3
Calculation of Yield and Return..............   20
Calculation of Annuity Payments..............   22
Experts......................................   22
Separate Account Financial Statements........ SA-1
Company Financial Statements.................  F-1

PHL Variable Insurance Company
--------------------------------------------------------------------------------

PHL Variable Insurance Company ("PHL Variable") is a Connecticut stock life insurance company incorporated on July 15, 1981. We sell life insurance policies and annuity contracts through our affiliated distribution companies and through brokers. Our executive and our administrative offices are at One American Row in Hartford, Connecticut 06103-2899. PHL Variable is directly owned by PM Holdings, Inc. ("PMH") a downstream holding company of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a life insurance company which is wholly owned by The Phoenix Companies, Inc. ("PNX"), which is a manufacturer of insurance, annuity and asset management products.

Underwriter
--------------------------------------------------------------------------------


Phoenix Equity Planning Corporation ("PEPCO") is the principal underwriter and national distributor for the policies pursuant to an underwriting agreement dated February 5, 2009. PEPCO is a directly wholly owned subsidiary of PFG Holdings, Inc. ("PFG"). PFG is an indirectly owned subsidiary of PNX.

PEPCO is an affiliated subsidiary of both the Separate Account and Phoenix. PEPCO's business address is One American Row,
Hartford, CT 06102.

PEPCO, as underwriter, offers these policies on a continuous basis. PEPCO is not compensated for any underwriting commissions.


Services
--------------------------------------------------------------------------------

Servicing Agent
The Phoenix Edge Series Fund reimburses Phoenix for various shareholder services provided by the Variable Product Operations area, located at 31 Tech Valley Drive, East Greenbush, NY 12061. The Phoenix Edge Series Fund is an open-end management investment company with many separate series. Shares of the fund are not directly offered to the public, but through policies and annuities issued by PHL Variable, Phoenix Life Insurance Company and Phoenix Life and Annuity Company.


The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The total administrative service fees paid by the fund for the last three fiscal years were based on a percentage of the Fund's average daily net assets as follows:



 -----------------------------------------------------------------------------
        Year Ended December 31,                       Fee Paid
 -----------------------------------------------------------------------------
                 2006                               $1.7 Million
 -----------------------------------------------------------------------------
                 2007                               $1.7 Million
 -----------------------------------------------------------------------------
                 2008                               $1.3 Million
 -----------------------------------------------------------------------------



For 2009, there was a change in the fee structure and The Phoenix Edge Series Fund will reimburse Phoenix Life Insurance Company a flat fee rate of $1.6 million, which will be paid on a weighted average basis based on the net asset value of each Fund.


Other Service Providers
Under a contract with Phoenix Life Insurance Company ("PLIC"), Ibbotson Associates provides certain asset allocation services, including a risk tolerance questionnaire to assist the contract owner, for use in conjunction with the contract. For these services, PLIC pays Ibbotson an annual flat fee. The fees paid for the last three fiscal years follow:


 -----------------------------------------------------------------------------
        Year Ended December 31,                       Fee Paid
 -----------------------------------------------------------------------------
                 2006                                 $101,000
 -----------------------------------------------------------------------------
                 2007                                 $ 95,000
 -----------------------------------------------------------------------------
                 2008                                 $ 70,000
 -----------------------------------------------------------------------------



Under a contract with PLIC, Tata Consulting Services augments PLIC's U.S. based staff with processing claims, premium payments, investment option transfers, asset allocation changes, changes of address, and issuance of new variable annuity business. The fees paid for these services for the last three fiscal years follow:



 -----------------------------------------------------------------------------
        Year Ended December 31,                       Fee Paid
 -----------------------------------------------------------------------------
                 2006                                $177,316.43
 -----------------------------------------------------------------------------
                 2007                                $352,306.86
 -----------------------------------------------------------------------------
                 2008                                $355,003.04
 -----------------------------------------------------------------------------


Under an Administrative and Accounting Services Agreement between PNC Global Investment Servicing (PNC) (formerly PFPC, INC.), and the Company, PNC provides certain services related to the Separate Account. These services include computing investment option unit value for each investment option of the Separate Account on each valuation date, preparing annual financial statements for the Separate Account, filing the Separate Account annual reports on Form N-SAR with the SEC, and maintaining certain books and records required by law on behalf of the Separate Account. The Company pays PNC fees for these services. The total fee includes a flat annual charge per investment option, an annual base fee for the company and its affiliates utilizing the services, and license and service fees for certain software used in providing the services. During the last three fiscal years, the Company and insurance company affiliates of the Company have paid PNC the fees listed below for services provided to the Separate Account, other investment options of the Company, and investment options of insurance company affiliates of the Company.


 -----------------------------------------------------------------------------
        Year Ended December 31,                       Fee Paid
 -----------------------------------------------------------------------------
                 2006                               $537,086.622
 -----------------------------------------------------------------------------
                 2007                               $ 560,416.07
 -----------------------------------------------------------------------------
                 2008                               $ 511,823.50
 -----------------------------------------------------------------------------



Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company (collectively the "Phoenix Companies") have entered into an agreement with Alliance-One Services, Inc. 8616 Freeport Parkway, Irving, Texas 75063 ("Alliance-One") wherein Alliance-One has agreed to provide the Phoenix Companies with claim processing services. Alliance-One began providing claim processing services to the Phoenix Companies during the 2008 calendar year and was paid $42,500 in 2008 for rendering such services.

Information Sharing Agreements
--------------------------------------------------------------------------------

PHL Variable has entered into information sharing agreements with the underlying funds as required by Rule 22c-2 of the Investment Company Act of 1940. The purpose of the information sharing is to monitor, and, if necessary, warn and restrict policy owners who may be engaging in disruptive trading practices as determined by PHL Variable or the underlying funds in accordance with their established policies.

Performance History
--------------------------------------------------------------------------------

From time to time, the Separate Account may include the performance history of any or all investment options in advertisements, sales literature or reports. Performance information about each investment option is based on past performance only and is not an indication of future performance. Performance information may be expressed as yield and effective yield of the Phoenix Money Market investment option, as yield of the Phoenix Multi-Sector Fixed Income investment option and as total return of any investment option. For the Phoenix Multi-Sector Fixed Income investment option, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.

When an investment option advertises its standardized average annual total return, it usually will be calculated for one year, five years and ten years or since inception if the investment option has not been in existence for at least ten years. Standardized average annual total return is measured by comparing the value of a hypothetical $1,000 investment in the investment option at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract and surrender charges except for premium taxes (which vary by state).

Standardized performance includes the following charges: total operating expenses of the underlying investment option, mortality and expense risk charges, daily administrative fees, annual contract fee and deferred surrender charges. It is assumed that a $1,000 investment is made at the beginning of each time period. It is assumed that the entire investment is surrendered at the end of each time period.

Non-Standardized Performance includes the following charges: total operating expenses of the underlying investment option, mortality and expense risk charges, and daily administrative fees. It is assumed that a $1,000 investment is made at the beginning of each time period. The annual contract fee and deferred surrender charges are not included.

For those investment options within the Separate Account that have not been available for one of the quoted periods, the average annual total return quotation will be blank.

  Standardized Average Annual Total Return for the Period Ended December 31,
    2008 for 7-Year Surrender Charge Contracts with Death Benefit Option 1



-----------------------------------------------------------------------------------------------------------------------
                                                                        Inception                               Since
                          Investment Option                               Date*    One Year 5 Years Ten Years Inception
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund (Series I Shares)                     3/30/2001 -47.61%  -6.16%              -5.19%
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund (Series I Shares)                              4/21/2006 -36.33%                     -10.23%
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund (Series I Shares)                      12/1/2004 -34.85%                      -2.87%
-----------------------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio (Class O Shares)            6/5/2000 -50.02%  -0.17%              -7.08%
-----------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth Strategy Portfolio (Class B)       3/24/2008                             -31.57%
-----------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Wealth Appreciation Strategy Portfolio (Class B)   3/24/2008                             -41.88%
-----------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP (Class A)                                      10/29/2001 -42.73%  -4.11%              -2.59%
-----------------------------------------------------------------------------------------------------------------------
DWS Small Cap Index VIP (Class A)                                        3/24/2008                             -34.09%
-----------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II                         7/15/1999  -4.74%   2.25%               3.41%
-----------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II (Primary Shares)                      7/15/1999 -32.55%  -2.50%              -0.91%
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio (Service Class)                   6/5/2000 -47.72%  -1.45%              -2.08%
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Opportunities Portfolio (Service Class)            6/5/2000 -59.08%  -9.08%              -9.31%
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio (Service Class)                          6/5/2000 -51.93%  -6.52%              -9.17%
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Investment Grade Bond Portfolio (Service Class)          1/29/2007 -11.87%                      -4.45%
-----------------------------------------------------------------------------------------------------------------------
Franklin Flex Cap Growth Securities Fund (Class 2)                       3/24/2008                             -34.05%
-----------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund (Class 2)                                4/28/2006 -35.89%                     -10.70%
-----------------------------------------------------------------------------------------------------------------------
Lazard Retirement U.S. Small Cap Equity Portfolio (Service Shares)       4/25/2005 -42.11%                      -9.21%
-----------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond Debenture Portfolio (Class VC Shares)                   4/20/2005 -24.83%                      -1.70%
-----------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio (Class VC Shares)                4/20/2005 -42.07%                      -6.12%
-----------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid Cap Value Portfolio (Class VC Shares)                    4/20/2005 -44.74%                      -7.97%
-----------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund (Class 2)                                   5/1/2000 -42.69%  -2.55%               0.89%
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio (Class S)                        4/28/2006 -42.93%                     -15.07%
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Small Cap Growth Portfolio (Class S)                4/28/2006 -44.85%                     -20.87%
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA (Service Shares)                4/28/2006 -50.50%                     -18.78%
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA (Service Shares)                   4/28/2006 -45.63%                     -16.68%
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund(R)/VA (Service Shares)            4/28/2006 -43.51%                     -19.68%
-----------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                                            12/7/1994 -46.04%  -7.57%   -8.58%     -0.84%
-----------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Aggressive Growth                2/3/2006 -43.74%                     -12.48%
-----------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Growth                           2/3/2006 -38.20%                     -10.38%
-----------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate                         2/3/2006 -23.24%                      -4.88%
-----------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate Growth                  2/3/2006 -32.19%                      -7.78%
-----------------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                                          3/2/1998 -40.71%  -2.91%   -2.42%     -0.65%
-----------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                             3/2/1998 -48.50%  -6.10%   -3.21%     -1.30%
-----------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                                              12/7/1994  -6.74%   1.18%    1.36%      1.97%
-----------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series                                 12/7/1994 -25.19%  -1.96%    2.24%      3.91%
-----------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series                               6/2/2003 -19.18%  -0.96%              -0.51%
-----------------------------------------------------------------------------------------------------------------------
Phoenix Small-Cap Growth Series                                          8/12/2002 -49.83%  -3.74%               3.55%
-----------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                                      12/7/1994 -32.05%  -2.26%   -0.12%      4.08%
-----------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                                    12/7/1994 -44.40%   3.25%   -0.02%      3.88%
-----------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series                       5/1/1995 -42.49%   0.72%    7.99%      8.52%
-----------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                            3/2/1998 -41.18%  -2.10%    3.22%      1.68%
-----------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                        11/20/2000 -43.43%  -3.03%               3.46%
-----------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                                        3/2/1998 -41.44%  -3.69%   -0.09%      0.75%
-----------------------------------------------------------------------------------------------------------------------

  Standardized Average Annual Total Return for the Period Ended December 31,
    2008 for 7-Year Surrender Charge Contracts with Death Benefit Option 1
                                  (continued)



----------------------------------------------------------------------------------------------------------------
                                                                  Inception                              Since
                       Investment Option                            Date*   One Year 5 Years Ten Years Inception
----------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series                        7/14/1997 -42.88%   -4.77%  -4.38%     -1.19%
----------------------------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn(TM) Strategy Portfolio (Advisor Class)  4/28/2006 -48.85%                     -17.38%
----------------------------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio (Advisor Class)                       4/28/2006 -15.33%                      -1.93%
----------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio (Advisor Class)                      4/28/2006  -4.33%                       2.82%
----------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long Bond Strategy Fund    6/2/2003 -36.40%  -11.03%             -9.13%
----------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                     6/2/2003 -58.54%   -9.74%             -5.54%
----------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                          6/2/2003 -46.00%   -1.34%              1.32%
----------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Balanced Fund                          9/10/2007 -30.69%                     -22.94%
----------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Bond Fund                              9/10/2007  -5.61%                      -2.13%
----------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Common Stock Fund                      9/10/2007 -38.98%                     -29.83%
----------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Mid Cap Growth Fund                    9/10/2007 -50.86%                     -37.81%
----------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Small Company Fund                     9/10/2007 -38.30%                     -29.66%
----------------------------------------------------------------------------------------------------------------
Summit S&P MidCap 400 Index Portfolio (Class I)                   3/24/2008                             -36.88%
----------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund (Class 2)             5/1/1997 -56.93%    2.61%   4.32%     -2.09%
----------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund (Class 2)                        5/1/1997 -45.68%    0.01%  -0.03%      1.27%
----------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund (Class 2)                         5/1/2000 -47.45%   -3.61%             -1.51%
----------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio (Class II)             4/28/2006 -29.52%                      -8.83%
----------------------------------------------------------------------------------------------------------------
Wanger International                                               5/1/1995 -50.44%    4.74%   6.68%      9.96%
----------------------------------------------------------------------------------------------------------------
Wanger International Select                                        2/1/1999 -49.30%    4.12%              6.04%
----------------------------------------------------------------------------------------------------------------
Wanger Select                                                      2/1/1999 -53.61%   -4.23%              3.73%
----------------------------------------------------------------------------------------------------------------
Wanger USA                                                         5/1/1995 -45.05%   -3.72%   1.47%      7.31%
----------------------------------------------------------------------------------------------------------------

--------

* Date investment option was added to the Separate Account.

  Standardized Average Annual Total Return for the Period Ended December 31,
    2008 for 7-Year Surrender Charge Contracts with Death Benefit Option 2



-----------------------------------------------------------------------------------------------------------------------
                                                                        Inception                               Since
                          Investment Option                               Date*    One Year 5 Years Ten Years Inception
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund (Series I Shares)                     3/30/2001 -47.69%  -6.30%              -5.33%
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund (Series I Shares)                              4/21/2006 -36.43%                     -10.36%
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund (Series I Shares)                      12/1/2004 -34.95%                      -3.02%
-----------------------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio (Class O Shares)            6/5/2000 -50.10%  -0.32%              -7.22%
-----------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth Strategy Portfolio (Class B)       3/24/2008                             -31.65%
-----------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Wealth Appreciation Strategy Portfolio (Class B)   3/24/2008                             -41.95%
-----------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP (Class A)                                      10/29/2001 -42.82%  -4.26%              -2.74%
-----------------------------------------------------------------------------------------------------------------------
DWS Small Cap Index VIP (Class A)                                        3/24/2008                             -34.17%
-----------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II                         7/15/1999  -4.90%   2.09%               3.25%
-----------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II (Primary Shares)                      7/15/1999 -32.65%  -2.65%              -1.06%
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio (Service Class)                   6/5/2000 -47.80%  -1.60%              -2.23%
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Opportunities Portfolio (Service Class)            6/5/2000 -59.14%  -9.22%              -9.45%
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio (Service Class)                          6/5/2000 -52.01%  -6.66%              -9.31%
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Investment Grade Bond Portfolio (Service Class)          1/29/2007 -12.01%                      -4.60%
-----------------------------------------------------------------------------------------------------------------------
Franklin Flex Cap Growth Securities Fund (Class 2)                       3/24/2008                             -34.12%
-----------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund (Class 2)                                4/28/2006 -35.99%                     -10.83%
-----------------------------------------------------------------------------------------------------------------------
Lazard Retirement U.S. Small Cap Equity Portfolio (Service Shares)       4/25/2005 -42.20%                      -9.35%
-----------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond Debenture Portfolio (Class VC Shares)                   4/20/2005 -24.94%                      -1.85%
-----------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio (Class VC Shares)                4/20/2005 -42.16%                      -6.27%
-----------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid Cap Value Portfolio (Class VC Shares)                    4/20/2005 -44.83%                      -8.11%
-----------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund (Class 2)                                   5/1/2000 -42.78%  -2.70%               0.73%
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio (Class S)                        4/28/2006 -43.01%                     -15.20%
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Small Cap Growth Portfolio (Class S)                4/28/2006 -44.94%                     -20.99%
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA (Service Shares)                4/28/2006 -50.58%                     -18.91%
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA (Service Shares)                   4/28/2006 -45.72%                     -16.81%
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund(R)/VA (Service Shares)            4/28/2006 -43.60%                     -19.80%
-----------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                                            12/7/1994 -46.13%  -7.71%   -8.72%     -0.99%
-----------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Aggressive Growth                2/3/2006 -43.83%                     -12.62%
-----------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Growth                           2/3/2006 -38.29%                     -10.52%
-----------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate                         2/3/2006 -23.36%                      -5.02%
-----------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate Growth                  2/3/2006 -32.29%                      -7.92%
-----------------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                                          3/2/1998 -40.80%  -3.06%   -2.57%     -0.81%
-----------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                             3/2/1998 -48.58%  -6.25%   -3.36%     -1.45%
-----------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                                              12/7/1994  -6.89%   1.02%    1.21%      1.81%
-----------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series                                 12/7/1994 -25.30%  -2.11%    2.08%      3.76%
-----------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series                               6/2/2003 -19.31%  -1.11%              -0.66%
-----------------------------------------------------------------------------------------------------------------------
Phoenix Small-Cap Growth Series                                          8/12/2002 -49.90%  -3.89%               3.39%
-----------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                                      12/7/1994 -32.15%  -2.41%   -0.27%      3.92%
-----------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                                    12/7/1994 -44.49%   3.09%   -0.17%      3.72%
-----------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series                       5/1/1995 -42.58%   0.57%    7.83%      8.35%
-----------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                            3/2/1998 -41.27%  -2.25%    3.06%      1.52%
-----------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                        11/20/2000 -43.51%  -3.18%               3.30%
-----------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                                        3/2/1998 -41.52%  -3.84%   -0.24%      0.59%
-----------------------------------------------------------------------------------------------------------------------

  Standardized Average Annual Total Return for the Period Ended December 31,
    2008 for 7-Year Surrender Charge Contracts with Death Benefit Option 2
                                  (continued)



----------------------------------------------------------------------------------------------------------------
                                                                  Inception                              Since
                       Investment Option                            Date*   One Year 5 Years Ten Years Inception
----------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series                        7/14/1997 -42.96%   -4.91%  -4.52%     -1.34%
----------------------------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn(TM) Strategy Portfolio (Advisor Class)  4/28/2006 -48.93%                     -17.51%
----------------------------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio (Advisor Class)                       4/28/2006 -15.45%                      -2.08%
----------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio (Advisor Class)                      4/28/2006  -4.49%                       2.66%
----------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long Bond Strategy Fund    6/2/2003 -36.49%  -11.16%             -9.27%
----------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                     6/2/2003 -58.61%   -9.87%             -5.68%
----------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                          6/2/2003 -46.09%   -1.49%              1.16%
----------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Balanced Fund                          9/10/2007 -30.79%                     -23.05%
----------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Bond Fund                              9/10/2007  -5.76%                      -2.29%
----------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Common Stock Fund                      9/10/2007 -39.07%                     -29.93%
----------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Mid Cap Growth Fund                    9/10/2007 -50.93%                     -37.91%
----------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Small Company Fund                     9/10/2007 -38.39%                     -29.77%
----------------------------------------------------------------------------------------------------------------
Summit S&P MidCap 400 Index Portfolio (Class I)                   3/24/2008                             -36.95%
----------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund (Class 2)             5/1/1997 -56.99%    2.45%   4.16%     -2.24%
----------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund (Class 2)                        5/1/1997 -45.76%   -0.14%  -0.18%      1.12%
----------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund (Class 2)                         5/1/2000 -47.53%   -3.75%             -1.66%
----------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio (Class II)             4/28/2006 -29.63%                      -8.97%
----------------------------------------------------------------------------------------------------------------
Wanger International                                               5/1/1995 -50.52%    4.58%   6.52%      9.79%
----------------------------------------------------------------------------------------------------------------
Wanger International Select                                        2/1/1999 -49.38%    3.96%              5.88%
----------------------------------------------------------------------------------------------------------------
Wanger Select                                                      2/1/1999 -53.68%   -4.37%              3.57%
----------------------------------------------------------------------------------------------------------------
Wanger USA                                                         5/1/1995 -45.13%   -3.87%   1.32%      7.15%
----------------------------------------------------------------------------------------------------------------

--------

* Date investment option was added to the Separate Account.

  Standardized Average Annual Total Return for the Period Ended December 31,
    2008 for 7-Year Surrender Charge Contracts with Death Benefit Option 3



-----------------------------------------------------------------------------------------------------------------------
                                                                        Inception                               Since
                          Investment Option                               Date*    One Year 5 Years Ten Years Inception
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund (Series I Shares)                     3/30/2001 -47.77%  -6.45%              -5.47%
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund (Series I Shares)                              4/21/2006 -36.53%                     -10.50%
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund (Series I Shares)                      12/1/2004 -35.05%                      -3.17%
-----------------------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio (Class O Shares)            6/5/2000 -50.17%  -0.47%              -7.36%
-----------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth Strategy Portfolio (Class B)       3/24/2008                             -31.73%
-----------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Wealth Appreciation Strategy Portfolio (Class B)   3/24/2008                             -42.01%
-----------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP (Class A)                                      10/29/2001 -42.91%  -4.40%              -2.89%
-----------------------------------------------------------------------------------------------------------------------
DWS Small Cap Index VIP (Class A)                                        3/24/2008                             -34.25%
-----------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II                         7/15/1999  -5.05%   1.93%               3.09%
-----------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II (Primary Shares)                      7/15/1999 -32.75%  -2.80%              -1.21%
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio (Service Class)                   6/5/2000 -47.88%  -1.75%              -2.37%
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Opportunities Portfolio (Service Class)            6/5/2000 -59.20%  -9.36%              -9.59%
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio (Service Class)                          6/5/2000 -52.08%  -6.80%              -9.45%
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Investment Grade Bond Portfolio (Service Class)          1/29/2007 -12.14%                      -4.74%
-----------------------------------------------------------------------------------------------------------------------
Franklin Flex Cap Growth Securities Fund (Class 2)                       3/24/2008                             -34.20%
-----------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund (Class 2)                                4/28/2006 -36.09%                     -10.97%
-----------------------------------------------------------------------------------------------------------------------
Lazard Retirement U.S. Small Cap Equity Portfolio (Service Shares)       4/25/2005 -42.29%                      -9.48%
-----------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond Debenture Portfolio (Class VC Shares)                   4/20/2005 -25.06%                      -2.00%
-----------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio (Class VC Shares)                4/20/2005 -42.24%                      -6.41%
-----------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid Cap Value Portfolio (Class VC Shares)                    4/20/2005 -44.91%                      -8.25%
-----------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund (Class 2)                                   5/1/2000 -42.87%  -2.84%               0.58%
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio (Class S)                        4/28/2006 -43.10%                     -15.33%
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Small Cap Growth Portfolio (Class S)                4/28/2006 -45.02%                     -21.11%
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA (Service Shares)                4/28/2006 -50.65%                     -19.03%
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA (Service Shares)                   4/28/2006 -45.80%                     -16.94%
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund(R)/VA (Service Shares)            4/28/2006 -43.68%                     -19.93%
-----------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                                            12/7/1994 -46.21%  -7.85%   -8.86%     -1.14%
-----------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Aggressive Growth                2/3/2006 -43.91%                     -12.75%
-----------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Growth                           2/3/2006 -38.39%                     -10.65%
-----------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate                         2/3/2006 -23.48%                      -5.17%
-----------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate Growth                  2/3/2006 -32.40%                      -8.06%
-----------------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                                          3/2/1998 -40.89%  -3.21%   -2.72%     -0.96%
-----------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                             3/2/1998 -48.66%  -6.39%   -3.51%     -1.60%
-----------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                                              12/7/1994  -7.05%   0.87%    1.05%      1.66%
-----------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series                                 12/7/1994 -25.42%  -2.26%    1.93%      3.60%
-----------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series                               6/2/2003 -19.43%  -1.26%              -0.81%
-----------------------------------------------------------------------------------------------------------------------
Phoenix Small-Cap Growth Series                                          8/12/2002 -49.98%  -4.04%               3.24%
-----------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                                      12/7/1994 -32.26%  -2.56%   -0.42%      3.76%
-----------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                                    12/7/1994 -44.57%   2.93%   -0.32%      3.56%
-----------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series                       5/1/1995 -42.67%   0.41%    7.66%      8.19%
-----------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                            3/2/1998 -41.36%  -2.40%    2.90%      1.37%
-----------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                        11/20/2000 -43.60%  -3.33%               3.15%
-----------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                                        3/2/1998 -41.61%  -3.98%   -0.39%      0.44%
-----------------------------------------------------------------------------------------------------------------------

  Standardized Average Annual Total Return for the Period Ended December 31,
    2008 for 7-Year Surrender Charge Contracts with Death Benefit Option 3
                                  (continued)



----------------------------------------------------------------------------------------------------------------
                                                                  Inception                              Since
                       Investment Option                            Date*   One Year 5 Years Ten Years Inception
----------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series                        7/14/1997 -43.05%   -5.06%  -4.67%     -1.49%
----------------------------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn(TM) Strategy Portfolio (Advisor Class)  4/28/2006 -49.01%                     -17.63%
----------------------------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio (Advisor Class)                       4/28/2006 -15.58%                      -2.23%
----------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio (Advisor Class)                      4/28/2006  -4.65%                       2.49%
----------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long Bond Strategy Fund    6/2/2003 -36.59%  -11.30%             -9.41%
----------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                     6/2/2003 -58.67%  -10.01%             -5.82%
----------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                          6/2/2003 -46.17%   -1.64%              1.01%
----------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Balanced Fund                          9/10/2007 -30.90%                     -23.17%
----------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Bond Fund                              9/10/2007  -5.92%                      -2.45%
----------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Common Stock Fund                      9/10/2007 -39.17%                     -30.04%
----------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Mid Cap Growth Fund                    9/10/2007 -51.01%                     -38.00%
----------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Small Company Fund                     9/10/2007 -38.48%                     -29.88%
----------------------------------------------------------------------------------------------------------------
Summit S&P MidCap 400 Index Portfolio (Class I)                   3/24/2008                             -37.02%
----------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund (Class 2)             5/1/1997 -57.06%    2.30%   4.00%     -2.39%
----------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund (Class 2)                        5/1/1997 -45.84%   -0.29%  -0.33%      0.96%
----------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund (Class 2)                         5/1/2000 -47.61%   -3.90%             -1.81%
----------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio (Class II)             4/28/2006 -29.74%                      -9.11%
----------------------------------------------------------------------------------------------------------------
Wanger International                                               5/1/1995 -50.60%    4.42%   6.36%      9.63%
----------------------------------------------------------------------------------------------------------------
Wanger International Select                                        2/1/1999 -49.45%    3.80%              5.72%
----------------------------------------------------------------------------------------------------------------
Wanger Select                                                      2/1/1999 -53.75%   -4.52%              3.41%
----------------------------------------------------------------------------------------------------------------
Wanger USA                                                         5/1/1995 -45.21%   -4.02%   1.16%      6.98%
----------------------------------------------------------------------------------------------------------------

--------

* Date investment option was added to the Separate Account.

  Standardized Average Annual Total Return for the Period Ended December 31,
    2008 for 7-Year Surrender Charge Contracts with Death Benefit Option 4



-----------------------------------------------------------------------------------------------------------------------
                                                                        Inception                               Since
                          Investment Option                               Date*    One Year 5 Years Ten Years Inception
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund (Series I Shares)                     3/30/2001 -47.71%  -6.35%              -5.38%
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund (Series I Shares)                              4/21/2006 -36.46%                     -10.41%
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund (Series I Shares)                      12/1/2004 -34.99%                      -3.07%
-----------------------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio (Class O Shares)            6/5/2000 -50.12%  -0.37%              -7.27%
-----------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth Strategy Portfolio (Class B)       3/24/2008                             -31.68%
-----------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Wealth Appreciation Strategy Portfolio (Class B)   3/24/2008                             -41.97%
-----------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP (Class A)                                      10/29/2001 -42.85%  -4.31%              -2.79%
-----------------------------------------------------------------------------------------------------------------------
DWS Small Cap Index VIP (Class A)                                        3/24/2008                             -34.19%
-----------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II                         7/15/1999  -4.95%   2.04%               3.20%
-----------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II (Primary Shares)                      7/15/1999 -32.69%  -2.70%              -1.11%
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio (Service Class)                   6/5/2000 -47.82%  -1.65%              -2.28%
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Opportunities Portfolio (Service Class)            6/5/2000 -59.16%  -9.26%              -9.50%
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio (Service Class)                          6/5/2000 -52.03%  -6.71%              -9.35%
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Investment Grade Bond Portfolio (Service Class)          1/29/2007 -12.05%                      -4.64%
-----------------------------------------------------------------------------------------------------------------------
Franklin Flex Cap Growth Securities Fund (Class 2)                       3/24/2008                             -34.15%
-----------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund (Class 2)                                4/28/2006 -36.02%                     -10.88%
-----------------------------------------------------------------------------------------------------------------------
Lazard Retirement U.S. Small Cap Equity Portfolio (Service Shares)       4/25/2005 -42.23%                      -9.39%
-----------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond Debenture Portfolio (Class VC Shares)                   4/20/2005 -24.98%                      -1.90%
-----------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio (Class VC Shares)                4/20/2005 -42.18%                      -6.31%
-----------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid Cap Value Portfolio (Class VC Shares)                    4/20/2005 -44.86%                      -8.16%
-----------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund (Class 2)                                   5/1/2000 -42.81%  -2.74%               0.68%
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio (Class S)                        4/28/2006 -43.04%                     -15.24%
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Small Cap Growth Portfolio (Class S)                4/28/2006 -44.96%                     -21.03%
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA (Service Shares)                4/28/2006 -50.60%                     -18.95%
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA (Service Shares)                   4/28/2006 -45.74%                     -16.85%
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund(R)/VA (Service Shares)            4/28/2006 -43.63%                     -19.85%
-----------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                                            12/7/1994 -46.15%  -7.76%   -8.77%     -1.04%
-----------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Aggressive Growth                2/3/2006 -43.85%                     -12.66%
-----------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Growth                           2/3/2006 -38.32%                     -10.56%
-----------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate                         2/3/2006 -23.40%                      -5.07%
-----------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate Growth                  2/3/2006 -32.33%                      -7.97%
-----------------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                                          3/2/1998 -40.83%  -3.11%   -2.62%     -0.86%
-----------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                             3/2/1998 -48.60%  -6.29%   -3.41%     -1.50%
-----------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                                              12/7/1994  -6.94%   0.97%    1.16%      1.76%
-----------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series                                 12/7/1994 -25.34%  -2.16%    2.03%      3.70%
-----------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series                               6/2/2003 -19.35%  -1.16%              -0.71%
-----------------------------------------------------------------------------------------------------------------------
Phoenix Small-Cap Growth Series                                          8/12/2002 -49.93%  -3.94%               3.34%
-----------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                                      12/7/1994 -32.19%  -2.46%   -0.32%      3.87%
-----------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                                    12/7/1994 -44.52%   3.04%   -0.22%      3.67%
-----------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series                       5/1/1995 -42.61%   0.52%    7.77%      8.30%
-----------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                            3/2/1998 -41.30%  -2.30%    3.01%      1.47%
-----------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                        11/20/2000 -43.54%  -3.23%               3.25%
-----------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                                        3/2/1998 -41.55%  -3.89%   -0.29%      0.54%
-----------------------------------------------------------------------------------------------------------------------

  Standardized Average Annual Total Return for the Period Ended December 31,
    2008 for 7-Year Surrender Charge Contracts with Death Benefit Option 4
                                  (continued)



----------------------------------------------------------------------------------------------------------------
                                                                  Inception                              Since
                       Investment Option                            Date*   One Year 5 Years Ten Years Inception
----------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series                        7/14/1997 -42.99%   -4.96%  -4.57%     -1.39%
----------------------------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn(TM) Strategy Portfolio (Advisor Class)  4/28/2006 -48.95%                     -17.55%
----------------------------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio (Advisor Class)                       4/28/2006 -15.50%                      -2.13%
----------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio (Advisor Class)                      4/28/2006  -4.54%                       2.60%
----------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long Bond Strategy Fund    6/2/2003 -36.53%  -11.21%             -9.32%
----------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                     6/2/2003 -58.63%   -9.92%             -5.73%
----------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                          6/2/2003 -46.11%   -1.54%              1.11%
----------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Balanced Fund                          9/10/2007 -30.83%                     -23.09%
----------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Bond Fund                              9/10/2007  -5.81%                      -2.34%
----------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Common Stock Fund                      9/10/2007 -39.10%                     -29.97%
----------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Mid Cap Growth Fund                    9/10/2007 -50.96%                     -37.94%
----------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Small Company Fund                     9/10/2007 -38.42%                     -29.81%
----------------------------------------------------------------------------------------------------------------
Summit S&P MidCap 400 Index Portfolio (Class I)                   3/24/2008                             -36.97%
----------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund (Class 2)             5/1/1997 -57.02%    2.40%   4.11%     -2.29%
----------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund (Class 2)                        5/1/1997 -45.79%   -0.19%  -0.23%      1.07%
----------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund (Class 2)                         5/1/2000 -47.56%   -3.80%             -1.71%
----------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio (Class II)             4/28/2006 -29.67%                      -9.01%
----------------------------------------------------------------------------------------------------------------
Wanger International                                               5/1/1995 -50.55%    4.52%   6.47%      9.74%
----------------------------------------------------------------------------------------------------------------
Wanger International Select                                        2/1/1999 -49.40%    3.91%              5.83%
----------------------------------------------------------------------------------------------------------------
Wanger Select                                                      2/1/1999 -53.70%   -4.42%              3.52%
----------------------------------------------------------------------------------------------------------------
Wanger USA                                                         5/1/1995 -45.16%   -3.92%   1.26%      7.09%
----------------------------------------------------------------------------------------------------------------

--------

* Date investment option was added to the Separate Account.

                Non-Standardized Annual Total Return (Option 1)



---------------------------------------------------------------------------------------------------------------------------
               Investment Option                   1999   2000    2001    2002    2003   2004   2005   2006   2007   2008
---------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund (Series I
Shares)                                           42.25% -12.36% -24.55% -25.61% 27.39%  4.87%  7.05%  4.55% 10.16% -43.44%
---------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund (Series I Shares)       32.05% -15.95% -24.11% -16.97% 22.39%  7.18%  3.59% 14.79%  6.33% -31.30%
---------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund (Series I
Shares)                                                                  -12.56% 25.23% 11.95%  5.85%  9.41%  7.73% -29.70%
---------------------------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation
Portfolio (Class O Shares)                        75.15% -26.07% -17.33% -35.00% 32.51%  6.40% 12.57% 17.30% 31.32% -46.04%
---------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth
Strategy Portfolio (Class B)                                                                    5.27% 11.90%  3.53% -31.48%
---------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Wealth Appreciation
Strategy Portfolio (Class B)                                                                    9.12% 15.41%  3.12% -44.47%
---------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP (Class A)                18.42% -10.72% -13.65% -23.60% 26.04%  8.77%  2.96% 13.62%  3.55% -38.19%
---------------------------------------------------------------------------------------------------------------------------
DWS Small Cap Index VIP (Class A)                 18.20%  -5.44%   0.39% -21.89% 44.03% 15.83%  2.56% 15.57% -3.51% -34.63%
---------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II                                     -2.22%   9.17%   5.27%   7.25%  0.68%  1.90%  0.35%  2.43%  4.52%   2.56%
---------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II
(Primary Shares)                                   0.64% -10.51%  -0.30%  -0.28% 20.20%  8.64%  0.97%  8.98%  1.71% -27.21%
---------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio (Service
Class)                                            22.12%  -8.24% -13.81% -10.92% 26.24% 13.44% 14.93%  9.76% 15.56% -43.56%
---------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Opportunities Portfolio
(Service Class)                                    2.48% -18.54% -15.86% -23.21% 27.52%  5.29%  7.07%  3.57% 21.00% -55.80%
---------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio (Service
Class)                                            35.04% -12.52% -19.08% -31.35% 30.59%  1.56%  3.94%  4.98% 24.77% -48.11%
---------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Investment Grade Bond
Portfolio (Service Class)                                          6.52%   8.40%  3.34%  2.61%  0.41%  2.60%  2.49%  -4.94%
---------------------------------------------------------------------------------------------------------------------------
Franklin Flex Cap Growth Securities Fund
(Class 2)                                                                                              3.49% 12.44% -35.43%
---------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund (Class 2)                 17.48%  -0.90%  -2.24% 29.56% 11.99% -0.05% 16.30%  2.04% -30.82%
---------------------------------------------------------------------------------------------------------------------------
Lazard Retirement U.S. Small Cap Equity
Portfolio (Service Shares)                         3.41%  19.07%  16.68% -19.03% 34.98% 13.00%  2.29% 14.16% -8.74% -37.52%
---------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond Debenture Portfolio
(Class VC Shares)                                                          6.16% 16.07%  6.12% -0.35%  7.53%  4.43% -18.89%
---------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio
(Class VC Shares)                                 14.83%  13.89%  -8.25% -19.38% 28.87% 10.80%  1.55% 15.35%  1.72% -37.47%
---------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid Cap Value Portfolio
(Class VC Shares)                                         49.95%   6.27% -11.26% 22.71% 22.01%  6.45% 10.39% -1.09% -40.36%
---------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund (Class 2)           11.72%  11.40%   5.28% -13.27% 23.08% 10.77%  8.74% 16.44%  1.76% -38.15%
---------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio
(Class S)                                                                        29.24% 13.65%  6.38% 11.17%  5.36% -38.40%
---------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Small Cap Growth
Portfolio (Class S)                                                              23.02% 10.04%  1.22%  3.53% -1.15% -40.47%
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA
(Service Shares)                                                         -28.28% 28.55%  4.87%  3.15%  5.92% 11.97% -46.56%
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA
(Service Shares)                                                 -13.62% -23.64% 40.53% 16.93% 12.20% 15.44%  4.32% -41.32%
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap
Fund(R)/VA (Service Shares)                                              -17.31% 41.89% 17.22%  7.92% 12.78% -3.03% -39.03%
---------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                     27.57% -19.13% -35.67% -26.05% 24.40%  3.24%  2.01%  1.52%  8.91% -41.76%
---------------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series:
Aggressive Growth                                                                                             6.65% -39.27%
---------------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series:
Growth                                                                                                        6.54% -33.30%
---------------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series:
Moderate                                                                                                      6.19% -17.19%
---------------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series:
Moderate Growth                                                                                               6.70% -26.83%
---------------------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                  15.10%  -8.14%  -9.69% -23.79% 25.36%  8.65%  3.08% 15.26%  4.89% -36.01%
---------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
           Investment Option               1999    2000    2001    2002    2003   2004    2005   2006   2007    2008
----------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series              43.27%  11.89% -26.37% -33.61% 26.71%   4.96%  2.47%  2.42%  19.78% -44.40%
----------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                 3.11%   4.31%   2.11%  -0.25% -0.98%  -0.87%  0.89%  2.70%   3.14%   0.56%
----------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income
Series                                      3.73%   4.74%   4.34%   8.18% 12.69%   5.07%  0.11%  5.09%   1.99% -19.29%
----------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond
Series                                                                             3.60% -0.30%  3.98%   2.26% -12.81%
----------------------------------------------------------------------------------------------------------------------
Phoenix Small-Cap Growth Series                                           50.86%   0.44% 13.74% 17.49%  14.17% -45.84%
----------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series         9.45%  -1.06%   0.19% -13.04% 17.90%   5.69%  0.12% 10.84%   4.23% -26.68%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series      27.40% -17.19% -25.30% -16.21% 29.69%  18.79% 16.62% 25.28%  13.04% -39.99%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
Securities Series                           3.07%  28.66%   4.86%  10.23% 35.99%  32.47% 13.21% 34.82% -17.11% -37.93%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap
Value Series                              -11.76%  15.00%  20.96% -10.06% 38.65%  18.42%  5.96% 13.02%   0.31% -36.52%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap
Value Series                                               13.85% -10.05% 41.49%  20.65%  5.69% 14.83%  -3.72% -38.94%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series         22.31%  30.03% -19.32% -23.22% 21.83%  11.05%  3.70% 18.91%  -3.84% -36.79%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index
Series                                     16.89% -12.92% -13.36% -24.95% 24.15%   8.02%  1.99% 12.33%   3.13% -38.34%
----------------------------------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn(TM) Strategy
Portfolio (Advisor Class)                                                                               21.10% -44.78%
----------------------------------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio (Advisor
Class)                                                                                                   8.70%  -8.66%
----------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio (Advisor
Class)                                                                                                   6.83%   2.97%
----------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government
Long Bond Strategy Fund                                                          -12.14% -6.80%  6.33%  -6.09% -31.36%
----------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund             21.25% -21.60% -24.84% -36.78% 36.91%  12.73%  2.26% 17.31%  -0.55% -55.23%
----------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation
Fund                                                                      27.76%   8.89% 11.84%  9.56%  20.71% -41.71%
----------------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Balanced Fund                                           5.68%  3.92%  9.67%   7.86% -25.21%
----------------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Bond Fund                                               3.03%  0.14%  2.01%   5.83%   1.69%
----------------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Common
Stock Fund                                                 -9.61% -18.69% 29.28%   7.85%  5.89% 14.25%   9.98% -34.15%
----------------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Mid Cap
Growth Fund                                               -25.51% -25.33% 39.53%  10.49%  2.07%  3.88%  21.83% -46.95%
----------------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Small
Company Fund                                                3.62% -15.34% 37.17%  14.01%  6.44% 14.28%   7.14% -33.41%
----------------------------------------------------------------------------------------------------------------------
Summit S&P MidCap 400 Index Portfolio
(Class I)                                          14.00%  -2.80% -16.54% 32.54%  13.86% 10.12%  7.93%   5.62% -36.60%
----------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities
Fund (Class 2)                             50.80% -33.16%  -9.60%  -1.78% 50.49%  22.67% 25.35% 25.99%  26.65% -53.49%
----------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund
(Class 2)                                  21.24%  -3.96% -17.39% -19.91% 30.03%  16.57%  8.36% 19.45%  13.54% -41.36%
----------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund
(Class 2)                                  18.86%  -0.18%  -2.93% -19.84% 29.96%  14.11%  7.07% 19.81%   0.65% -43.28%
----------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income
Portfolio (Class II)                                                               9.69%  5.63% 10.73%   1.65% -23.96%
----------------------------------------------------------------------------------------------------------------------
Wanger International                      122.82% -29.04% -22.57% -15.25% 46.41%  28.12% 19.53% 34.91%  14.39% -46.50%
----------------------------------------------------------------------------------------------------------------------
Wanger International Select                        -3.18% -27.83% -16.69% 38.91%  22.29% 14.52% 33.77%  19.77% -45.27%
----------------------------------------------------------------------------------------------------------------------
Wanger Select                                       7.67%   7.29%  -9.14% 28.57%  17.34%  8.67% 17.73%   7.58% -49.91%
----------------------------------------------------------------------------------------------------------------------
Wanger USA                                 23.04%  -9.67%   9.55% -18.18% 40.86%  16.38%  9.43%  6.10%   3.64% -40.68%
----------------------------------------------------------------------------------------------------------------------


Total Returns are net of total annual fund expenses, daily administrative fees, and mortality and expense risk charges.

 THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE

                Non-Standardized Annual Total Return (Option 2)



---------------------------------------------------------------------------------------------------------------------------
               Investment Option                   1999   2000    2001    2002    2003   2004   2005   2006   2007   2008
---------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund (Series I
Shares)                                           42.04% -12.50% -24.66% -25.72% 27.19%  4.71%  6.88%  4.39%  9.99% -43.53%
---------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund (Series I Shares)       31.85% -16.08% -24.22% -17.09% 22.20%  7.02%  3.44% 14.62%  6.16% -31.40%
---------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund (Series I
Shares)                                                                  -12.69% 25.05% 11.78%  5.69%  9.25%  7.57% -29.81%
---------------------------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation
Portfolio (Class O Shares)                        74.89% -26.18% -17.45% -35.10% 32.30%  6.24% 12.39% 17.13% 31.12% -46.12%
---------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth
Strategy Portfolio (Class B)                                                                    5.11% 11.73%  3.37% -31.58%
---------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Wealth Appreciation
Strategy Portfolio (Class B)                                                                    8.96% 15.24%  2.96% -44.56%
---------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP (Class A)                18.24% -10.85% -13.78% -23.72% 25.85%  8.60%  2.80% 13.45%  3.39% -38.28%
---------------------------------------------------------------------------------------------------------------------------
DWS Small Cap Index VIP (Class A)                 18.02%  -5.58%   0.24% -22.00% 43.82% 15.65%  2.41% 15.40% -3.66% -34.73%
---------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II                                     -2.37%   9.01%   5.11%   7.08%  0.52%  1.74%  0.20%  2.27%  4.36%   2.40%
---------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II
(Primary Shares)                                   0.49% -10.65%  -0.45%  -0.44% 20.02%  8.47%  0.82%  8.82%  1.56% -27.33%
---------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio (Service
Class)                                            21.93%  -8.38% -13.94% -11.06% 26.04% 13.26% 14.75%  9.59% 15.38% -43.65%
---------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Opportunities Portfolio
(Service Class)                                    2.32% -18.66% -15.99% -23.32% 27.33%  5.13%  6.91%  3.41% 20.82% -55.87%
---------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio (Service
Class)                                            34.84% -12.65% -19.21% -31.46% 30.39%  1.40%  3.78%  4.82% 24.58% -48.19%
---------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Investment Grade Bond
Portfolio (Service Class)                                          6.36%   8.23%  3.19%  2.45%  0.26%  2.44%  2.33%  -5.08%
---------------------------------------------------------------------------------------------------------------------------
Franklin Flex Cap Growth Securities Fund
(Class 2)                                                                                              3.33% 12.27% -35.53%
---------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund (Class 2)                 17.31%  -1.05%  -2.38% 29.37% 11.82% -0.20% 16.13%  1.88% -30.92%
---------------------------------------------------------------------------------------------------------------------------
Lazard Retirement U.S. Small Cap Equity
Portfolio (Service Shares)                         3.25%  18.90%  16.50% -19.15% 34.77% 12.83%  2.14% 13.99% -8.88% -37.62%
---------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond Debenture Portfolio (Class
VC Shares)                                                                 6.00% 15.90%  5.96% -0.51%  7.37%  4.27% -19.02%
---------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio
(Class VC Shares)                                 14.66%  13.72%  -8.39% -19.50% 28.68% 10.64%  1.40% 15.17%  1.57% -37.57%
---------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid Cap Value Portfolio (Class
VC Shares)                                                49.73%   6.11% -11.39% 22.53% 21.82%  6.29% 10.22% -1.24% -40.45%
---------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund (Class 2)           11.55%  11.23%   5.12% -13.40% 22.90% 10.60%  8.57% 16.26%  1.61% -38.24%
---------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio
(Class S)                                                                        29.05% 13.48%  6.22% 11.00%  5.20% -38.49%
---------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Small Cap Growth
Portfolio (Class S)                                                              22.83%  9.88%  1.07%  3.37% -1.30% -40.56%
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA
(Service Shares)                                                         -28.39% 28.36%  4.71%  3.00%  5.76% 11.80% -46.64%
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA
(Service Shares)                                                 -13.75% -23.75% 40.31% 16.75% 12.03% 15.26%  4.16% -41.41%
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund(R)/
VA (Service Shares)                                                      -17.43% 41.67% 17.05%  7.76% 12.61% -3.18% -39.12%
---------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                     27.38% -19.25% -35.77% -26.17% 24.21%  3.08%  1.85%  1.37%  8.75% -41.85%
---------------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series:
Aggressive Growth                                                                                             6.49% -39.37%
---------------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series:
Growth                                                                                                        6.37% -33.40%
---------------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series:
Moderate                                                                                                      6.03% -17.31%
---------------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series:
Moderate Growth                                                                                               6.54% -26.94%
---------------------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                  14.93%  -8.27%  -9.82% -23.91% 25.17%  8.49%  2.92% 15.08%  4.73% -36.10%
---------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
           Investment Option               1999    2000    2001    2002    2003   2004    2005   2006   2007    2008
----------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series              43.06%  11.73% -26.48% -33.72% 26.52%   4.80%  2.31%  2.26%  19.60% -44.49%
----------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                 2.96%   4.15%   1.95%  -0.40% -1.13%  -1.02%  0.74%  2.54%   2.98%   0.41%
----------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income
Series                                      3.58%   4.59%   4.18%   8.02% 12.51%   4.91% -0.04%  4.93%   1.83% -19.41%
----------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond
Series                                                                             3.44% -0.46%  3.82%   2.11% -12.95%
----------------------------------------------------------------------------------------------------------------------
Phoenix Small-Cap Growth Series                                           50.63%   0.28% 13.57% 17.31%  14.00% -45.92%
----------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series         9.28%  -1.20%   0.04% -13.17% 17.72%   5.53% -0.04% 10.67%   4.07% -26.79%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series      27.21% -17.32% -25.42% -16.34% 29.49%  18.61% 16.44% 25.09%  12.87% -40.08%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
Securities Series                           2.91%  28.47%   4.70%  10.07% 35.78%  32.27% 13.03% 34.61% -17.24% -38.02%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap
Value Series                              -11.89%  14.83%  20.78% -10.20% 38.44%  18.24%  5.80% 12.85%   0.16% -36.61%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap
Value Series                                               13.68% -10.18% 41.27%  20.47%  5.53% 14.65%  -3.87% -39.03%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series         22.12%  29.84% -19.44% -23.34% 21.65%  10.88%  3.54% 18.73%  -3.98% -36.89%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index
Series                                     16.71% -13.05% -13.49% -25.06% 23.96%   7.86%  1.83% 12.16%   2.98% -38.44%
----------------------------------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn(TM) Strategy
Portfolio (Advisor Class)                                                                               20.92% -44.87%
----------------------------------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio (Advisor
Class)                                                                                                   8.53%  -8.80%
----------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio (Advisor
Class)                                                                                                   6.67%   2.81%
----------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government
Long Bond Strategy Fund                                                          -12.27% -6.94%  6.17%  -6.24% -31.47%
----------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund             21.07% -21.72% -24.95% -36.87% 36.70%  12.56%  2.10% 17.14%  -0.70% -55.30%
----------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation
Fund                                                                      27.57%   8.72% 11.67%  9.39%  20.53% -41.80%
----------------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Balanced Fund                                           5.52%  3.77%  9.50%   7.70% -25.32%
----------------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Bond Fund                                               2.87% -0.01%  1.86%   5.67%   1.54%
----------------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Common
Stock Fund                                                 -9.75% -18.81% 29.09%   7.69%  5.73% 14.08%   9.81% -34.25%
----------------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Mid Cap
Growth Fund                                               -25.63% -25.44% 39.33%  10.33%  1.92%  3.72%  21.65% -47.03%
----------------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Small
Company Fund                                                3.46% -15.46% 36.96%  13.84%  6.28% 14.11%   6.97% -33.51%
----------------------------------------------------------------------------------------------------------------------
Summit S&P MidCap 400 Index Portfolio
(Class I)                                          13.83%  -2.95% -16.66% 32.34%  13.69%  9.95%  7.77%   5.46% -36.69%
----------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities
Fund (Class 2)                             50.58% -33.26%  -9.74%  -1.93% 50.26%  22.48% 25.16% 25.80%  26.46% -53.56%
----------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund
(Class 2)                                  21.05%  -4.11% -17.51% -20.03% 29.84%  16.40%  8.19% 19.27%  13.37% -41.45%
----------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund
(Class 2)                                  18.68%  -0.33%  -3.08% -19.96% 29.76%  13.94%  6.91% 19.63%   0.50% -43.36%
----------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income
Portfolio (Class II)                                                               9.53%  5.47% 10.56%   1.49% -24.07%
----------------------------------------------------------------------------------------------------------------------
Wanger International                      122.49% -29.14% -22.69% -15.38% 46.19%  27.93% 19.35% 34.70%  14.21% -46.58%
----------------------------------------------------------------------------------------------------------------------
Wanger International Select                        -3.33% -27.94% -16.82% 38.70%  22.10% 14.34% 33.56%  19.58% -45.35%
----------------------------------------------------------------------------------------------------------------------
Wanger Select                                       7.51%   7.13%  -9.28% 28.38%  17.16%  8.51% 17.56%   7.42% -49.98%
----------------------------------------------------------------------------------------------------------------------
Wanger USA                                 22.85%  -9.80%   9.38% -18.31% 40.65%  16.20%  9.26%  5.94%   3.48% -40.77%
----------------------------------------------------------------------------------------------------------------------


Total Returns are net of total annual fund expenses, daily administrative fees, and mortality and expense risk charges.

 THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE

                Non-Standardized Annual Total Return (Option 3)



---------------------------------------------------------------------------------------------------------------------------
               Investment Option                   1999   2000    2001    2002    2003   2004   2005   2006   2007   2008
---------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund (Series I
Shares)                                           41.82% -12.63% -24.78% -25.83% 27.00%  4.55%  6.72%  4.23%  9.82% -43.62%
---------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund (Series I Shares)       31.66% -16.20% -24.33% -17.22% 22.02%  6.86%  3.29% 14.44%  6.00% -31.50%
---------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund (Series I
Shares)                                                                  -12.82% 24.86% 11.61%  5.53%  9.08%  7.40% -29.91%
---------------------------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation
Portfolio (Class O Shares)                        74.63% -26.29% -17.58% -35.20% 32.10%  6.08% 12.22% 16.95% 30.92% -46.21%
---------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth
Strategy Portfolio (Class B)                                                                    4.95% 11.57%  3.22% -31.68%
---------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Wealth Appreciation
Strategy Portfolio (Class B)                                                                    8.79% 15.06%  2.81% -44.64%
---------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP (Class A)                18.06% -10.98% -13.91% -23.83% 25.66%  8.44%  2.64% 13.28%  3.23% -38.38%
---------------------------------------------------------------------------------------------------------------------------
DWS Small Cap Index VIP (Class A)                 17.85%  -5.73%   0.09% -22.12% 43.60% 15.48%  2.25% 15.23% -3.80% -34.83%
---------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II                                     -2.51%   8.85%   4.95%   6.92%  0.37%  1.59%  0.05%  2.12%  4.20%   2.25%
---------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II
(Primary Shares)                                   0.34% -10.78%  -0.60%  -0.59% 19.83%  8.31%  0.66%  8.65%  1.40% -27.44%
---------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio (Service
Class)                                            21.75%  -8.51% -14.07% -11.19% 25.85% 13.09% 14.58%  9.42% 15.21% -43.73%
---------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Opportunities Portfolio
(Service Class)                                    2.17% -18.78% -16.11% -23.44% 27.14%  4.97%  6.75%  3.26% 20.63% -55.94%
---------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio (Service
Class)                                            34.64% -12.78% -19.33% -31.56% 30.20%  1.25%  3.62%  4.66% 24.39% -48.26%
---------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Investment Grade Bond
Portfolio (Service Class)                                          6.20%   8.07%  3.03%  2.30%  0.11%  2.29%  2.17%  -5.23%
---------------------------------------------------------------------------------------------------------------------------
Franklin Flex Cap Growth Securities Fund
(Class 2)                                                                                              3.18% 12.10% -35.63%
---------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund (Class 2)                 17.13%  -1.20%  -2.53% 29.18% 11.65% -0.35% 15.95%  1.72% -31.03%
---------------------------------------------------------------------------------------------------------------------------
Lazard Retirement U.S. Small Cap Equity
Portfolio (Service Shares)                         3.10%  18.72%  16.33% -19.27% 34.57% 12.67%  1.98% 13.81% -9.02% -37.71%
---------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond Debenture Portfolio
(Class VC Shares)                                                          5.84% 15.73%  5.80% -0.65%  7.20%  4.11% -19.14%
---------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio
(Class VC Shares)                                 14.48%  13.55%  -8.53% -19.62% 28.49% 10.47%  1.25% 15.00%  1.41% -37.66%
---------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid Cap Value Portfolio
(Class VC Shares)                                         49.51%   5.95% -11.53% 22.35% 21.64%  6.12% 10.05% -1.39% -40.54%
---------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund (Class 2)           11.39%  11.07%   4.96% -13.53% 22.71% 10.44%  8.41% 16.08%  1.45% -38.34%
---------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio
(Class S)                                                                        28.86% 13.31%  6.07% 10.83%  5.04% -38.59%
---------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Small Cap Growth
Portfolio (Class S)                                                              22.65%  9.71%  0.92%  3.21% -1.45% -40.65%
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA
(Service Shares)                                                         -28.50% 28.17%  4.55%  2.84%  5.60% 11.63% -46.72%
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA
(Service Shares)                                                 -13.88% -23.87% 40.10% 16.58% 11.86% 15.09%  4.00% -41.50%
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund(R)/
VA (Service Shares)                                                      -17.55% 41.46% 16.87%  7.60% 12.44% -3.32% -39.21%
---------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                     27.18% -19.37% -35.86% -26.28% 24.02%  2.92%  1.70%  1.21%  8.58% -41.94%
---------------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series:
Aggressive Growth                                                                                             6.32% -39.46%
---------------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series:
Growth                                                                                                        6.21% -33.51%
---------------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series:
Moderate                                                                                                      5.87% -17.44%
---------------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series:
Moderate Growth                                                                                               6.38% -27.05%
---------------------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                  14.76%  -8.41%  -9.96% -24.03% 24.98%  8.32%  2.77% 14.91%  4.57% -36.20%
---------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
           Investment Option               1999    2000    2001    2002    2003   2004    2005   2006   2007    2008
----------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series              42.84%  11.56% -26.59% -33.82% 26.32%   4.64%  2.16%  2.11%  19.41% -44.57%
----------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                 2.80%   4.00%   1.80%  -0.56% -1.28%  -1.17%  0.59%  2.39%   2.83%   0.25%
----------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income
Series                                      3.42%   4.43%   4.02%   7.85% 12.34%   4.75% -0.19%  4.77%   1.68% -19.53%
----------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond
Series                                                                             3.28% -0.61%  3.66%   1.95% -13.08%
----------------------------------------------------------------------------------------------------------------------
Phoenix Small-Cap Growth Series                                           50.40%   0.13% 13.40% 17.13%  13.82% -46.00%
----------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series         9.12%  -1.35%  -0.12% -13.30% 17.54%   5.36% -0.19% 10.50%   3.91% -26.90%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series      27.02% -17.44% -25.53% -16.47% 29.30%  18.43% 16.27% 24.90%  12.69% -40.17%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
Securities Series                           2.76%  28.28%   4.54%   9.90% 35.58%  32.07% 12.86% 34.41% -17.36% -38.12%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap
Value Series                              -12.02%  14.66%  20.59% -10.33% 38.23%  18.06%  5.64% 12.68%   0.00% -36.71%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap
Value Series                                               13.51% -10.32% 41.06%  20.28%  5.37% 14.48%  -4.02% -39.12%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series         21.94%  29.65% -19.56% -23.46% 21.46%  10.71%  3.38% 18.55%  -4.13% -36.98%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index
Series                                     16.54% -13.18% -13.62% -25.18% 23.77%   7.70%  1.68% 11.99%   2.82% -38.53%
----------------------------------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn(TM) Strategy
Portfolio (Advisor Class)                                                                               20.73% -44.95%
----------------------------------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio (Advisor
Class)                                                                                                   8.36%  -8.94%
----------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio (Advisor
Class)                                                                                                   6.51%   2.65%
----------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government
Long Bond Strategy Fund                                                          -12.41% -7.08%  6.01%  -6.38% -31.57%
----------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund             20.88% -21.84% -25.07% -36.97% 36.49%  12.39%  1.95% 16.96%  -0.85% -55.36%
----------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation
Fund                                                                      27.38%   8.56% 11.50%  9.22%  20.34% -41.89%
----------------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Balanced Fund                                           5.36%  3.61%  9.34%   7.53% -25.44%
----------------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Bond Fund                                               2.72% -0.16%  1.70%   5.51%   1.38%
----------------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Common
Stock Fund                                                 -9.88% -18.93% 28.90%   7.53%  5.57% 13.90%   9.64% -34.35%
----------------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Mid Cap
Growth Fund                                               -25.74% -25.56% 39.12%  10.16%  1.77%  3.57%  21.47% -47.11%
----------------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Small
Company Fund                                                3.30% -15.59% 36.76%  13.67%  6.12% 13.94%   6.81% -33.61%
----------------------------------------------------------------------------------------------------------------------
Summit S&P MidCap 400 Index Portfolio
(Class I)                                          13.66%  -3.09% -16.79% 32.14%  13.52%  9.79%  7.61%   5.30% -36.79%
----------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities
Fund (Class 2)                             50.35% -33.36%  -9.87%  -2.08% 50.04%  22.30% 24.98% 25.61%  26.26% -53.63%
----------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund
(Class 2)                                  20.87%  -4.25% -17.64% -20.15% 29.64%  16.22%  8.03% 19.09%  13.20% -41.54%
----------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund
(Class 2)                                  18.50%  -0.48%  -3.22% -20.08% 29.56%  13.76%  6.75% 19.44%   0.34% -43.45%
----------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income
Portfolio (Class II)                                                               9.36%  5.31% 10.40%   1.34% -24.19%
----------------------------------------------------------------------------------------------------------------------
Wanger International                      122.16% -29.25% -22.81% -15.51% 45.97%  27.73% 19.17% 34.50%  14.04% -46.66%
----------------------------------------------------------------------------------------------------------------------
Wanger International Select                        -3.47% -28.05% -16.95% 38.49%  21.91% 14.17% 33.36%  19.40% -45.43%
----------------------------------------------------------------------------------------------------------------------
Wanger Select                                       7.35%   6.97%  -9.42% 28.18%  16.98%  8.34% 17.38%   7.25% -50.06%
----------------------------------------------------------------------------------------------------------------------
Wanger USA                                 22.67%  -9.94%   9.22% -18.43% 40.43%  16.03%  9.09%  5.78%   3.32% -40.86%
----------------------------------------------------------------------------------------------------------------------


Total Returns are net of total annual fund expenses, daily administrative fees, and mortality and expense risk charges.

 THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE

                Non-Standardized Annual Total Return (Option 4)



---------------------------------------------------------------------------------------------------------------------------
               Investment Option                   1999   2000    2001    2002    2003   2004   2005   2006   2007   2008
---------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund (Series I
Shares)                                           41.97% -12.54% -24.70% -25.76% 27.13%  4.65%  6.83%  4.34%  9.93% -43.56%
---------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund (Series I Shares)       31.79% -16.12% -24.26% -17.13% 22.14%  6.97%  3.39% 14.56%  6.11% -31.43%
---------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund (Series I
Shares)                                                                  -12.73% 24.98% 11.73%  5.63%  9.19%  7.51% -29.84%
---------------------------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation
Portfolio (Class O Shares)                        74.80% -26.22% -17.49% -35.14% 32.24%  6.19% 12.34% 17.07% 31.05% -46.15%
---------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth
Strategy Portfolio (Class B)                                                                    5.06% 11.68%  3.32% -31.62%
---------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Wealth Appreciation
Strategy Portfolio (Class B)                                                                    8.90% 15.18%  2.91% -44.59%
---------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP (Class A)                18.18% -10.89% -13.82% -23.76% 25.79%  8.55%  2.75% 13.39%  3.34% -38.32%
---------------------------------------------------------------------------------------------------------------------------
DWS Small Cap Index VIP (Class A)                 17.97%  -5.63%   0.19% -22.04% 43.75% 15.59%  2.36% 15.34% -3.71% -34.77%
---------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II                                     -2.42%   8.96%   5.05%   7.03%  0.47%  1.69%  0.15%  2.22%  4.31%   2.35%
---------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II
(Primary Shares)                                   0.44% -10.69%  -0.50%  -0.49% 19.96%  8.42%  0.76%  8.76%  1.51% -27.36%
---------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio (Service
Class)                                            21.87%  -8.42% -13.99% -11.10% 25.98% 13.21% 14.69%  9.53% 15.33% -43.68%
---------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Opportunities Portfolio
(Service Class)                                    2.27% -18.70% -16.03% -23.36% 27.27%  5.08%  6.86%  3.36% 20.76% -55.89%
---------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio (Service
Class)                                            34.77% -12.69% -19.25% -31.49% 30.33%  1.35%  3.73%  4.76% 24.51% -48.21%
---------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Investment Grade Bond
Portfolio (Service Class)                                          6.31%   8.18%  3.14%  2.40%  0.21%  2.39%  2.28%  -5.13%
---------------------------------------------------------------------------------------------------------------------------
Franklin Flex Cap Growth Securities Fund
(Class 2)                                                                                              3.28% 12.22% -35.56%
---------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund (Class 2)                 17.25%  -1.10%  -2.43% 29.31% 11.76% -0.25% 16.07%  1.83% -30.96%
---------------------------------------------------------------------------------------------------------------------------
Lazard Retirement U.S. Small Cap Equity
Portfolio (Service Shares)                         3.20%  18.84%  16.44% -19.19% 34.71% 12.78%  2.08% 13.93% -8.92% -37.65%
---------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond Debenture Portfolio (Class
VC Shares)                                                                 5.95% 15.84%  5.90% -0.55%  7.31%  4.21% -19.06%
---------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio
(Class VC Shares)                                 14.60%  13.66%  -8.44% -19.54% 28.61% 10.58%  1.35% 15.11%  1.52% -37.60%
---------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid Cap Value Portfolio (Class
VC Shares)                                                49.66%   6.06% -11.44% 22.47% 21.76%  6.23% 10.16% -1.29% -40.48%
---------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund (Class 2)           11.50%  11.18%   5.07% -13.44% 22.83% 10.55%  8.52% 16.20%  1.56% -38.27%
---------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio
(Class S)                                                                        28.98% 13.43%  6.17% 10.94%  5.15% -38.52%
---------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Small Cap Growth
Portfolio (Class S)                                                              22.77%  9.82%  1.02%  3.32% -1.35% -40.59%
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA
(Service Shares)                                                         -28.43% 28.30%  4.66%  2.95%  5.70% 11.74% -46.67%
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA
(Service Shares)                                                 -13.80% -23.79% 40.24% 16.69% 11.98% 15.21%  4.11% -41.44%
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund(R)/
VA (Service Shares)                                                      -17.47% 41.60% 16.99%  7.71% 12.55% -3.22% -39.15%
---------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                     27.31% -19.29% -35.80% -26.20% 24.15%  3.03%  1.80%  1.32%  8.69% -41.88%
---------------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series:
Aggressive Growth                                                                                             6.43% -39.40%
---------------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series:
Growth                                                                                                        6.32% -33.44%
---------------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series:
Moderate                                                                                                      5.97% -17.36%
---------------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series:
Moderate Growth                                                                                               6.48% -26.98%
---------------------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                  14.87%  -8.32%  -9.87% -23.95% 25.11%  8.43%  2.87% 15.02%  4.67% -36.14%
---------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
           Investment Option               1999    2000    2001    2002    2003   2004    2005   2006   2007    2008
----------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series              42.98%  11.67% -26.51% -33.75% 26.45%   4.75%  2.26%  2.21%  19.54% -44.52%
----------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                 2.90%   4.10%   1.90%  -0.46% -1.18%  -1.07%  0.69%  2.49%   2.93%   0.36%
----------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income
Series                                      3.53%   4.53%   4.13%   7.96% 12.46%   4.86% -0.09%  4.87%   1.78% -19.45%
----------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond
Series                                                                             3.39% -0.51%  3.77%   2.05% -12.99%
----------------------------------------------------------------------------------------------------------------------
Phoenix Small-Cap Growth Series                                           50.55%   0.23% 13.51% 17.25%  13.94% -45.95%
----------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series         9.23%  -1.25%  -0.01% -13.21% 17.66%   5.47% -0.09% 10.61%   4.02% -26.82%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series      27.14% -17.36% -25.45% -16.38% 29.43%  18.55% 16.38% 25.03%  12.81% -40.11%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
Securities Series                           2.86%  28.41%   4.65%  10.01% 35.71%  32.20% 12.98% 34.54% -17.28% -38.05%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap
Value Series                              -11.93%  14.77%  20.72% -10.24% 38.37%  18.18%  5.75% 12.79%   0.10% -36.65%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap
Value Series                                               13.62% -10.23% 41.20%  20.41%  5.48% 14.60%  -3.92% -39.06%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series         22.06%  29.78% -19.48% -23.38% 21.59%  10.83%  3.49% 18.67%  -4.03% -36.92%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index
Series                                     16.66% -13.09% -13.53% -25.10% 23.90%   7.81%  1.78% 12.11%   2.92% -38.47%
----------------------------------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn(TM) Strategy
Portfolio (Advisor Class)                                                                               20.85% -44.89%
----------------------------------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio (Advisor
Class)                                                                                                   8.47%  -8.84%
----------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio (Advisor
Class)                                                                                                   6.61%   2.76%
----------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government
Long Bond Strategy Fund                                                          -12.32% -6.99%  6.11%  -6.29% -31.50%
----------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund             21.01% -21.76% -24.99% -36.91% 36.63%  12.50%  2.05% 17.08%  -0.75% -55.32%
----------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation
Fund                                                                      27.51%   8.67% 11.62%  9.33%  20.47% -41.83%
----------------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Balanced Fund                                           5.47%  3.72%  9.45%   7.64% -25.36%
----------------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Bond Fund                                               2.83% -0.06%  1.80%   5.62%   1.49%
----------------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Common
Stock Fund                                                 -9.79% -18.85% 29.03%   7.64%  5.68% 14.02%   9.75% -34.28%
----------------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Mid Cap
Growth Fund                                               -25.66% -25.48% 39.26%  10.27%  1.87%  3.67%  21.59% -47.06%
----------------------------------------------------------------------------------------------------------------------
Sentinel Variable Products Small
Company Fund                                                3.41% -15.50% 36.89%  13.78%  6.23% 14.05%   6.92% -33.54%
----------------------------------------------------------------------------------------------------------------------
Summit S&P MidCap 400 Index Portfolio
(Class I)                                          13.77%  -2.99% -16.71% 32.28%  13.63%  9.90%  7.71%   5.40% -36.73%
----------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities
Fund (Class 2)                             50.50% -33.29%  -9.78%  -1.98% 50.19%  22.42% 25.10% 25.74%  26.39% -53.58%
----------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund
(Class 2)                                  20.99%  -4.16% -17.55% -20.07% 29.77%  16.34%  8.14% 19.21%  13.31% -41.48%
----------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund
(Class 2)                                  18.62%  -0.38%  -3.13% -20.00% 29.69%  13.88%  6.86% 19.56%   0.45% -43.39%
----------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income
Portfolio (Class II)                                                               9.47%  5.42% 10.51%   1.44% -24.11%
----------------------------------------------------------------------------------------------------------------------
Wanger International                      122.38% -29.18% -22.73% -15.43% 46.11%  27.86% 19.29% 34.63%  14.15% -46.61%
----------------------------------------------------------------------------------------------------------------------
Wanger International Select                        -3.38% -27.98% -16.86% 38.63%  22.04% 14.28% 33.49%  19.52% -45.38%
----------------------------------------------------------------------------------------------------------------------
Wanger Select                                       7.46%   7.07%  -9.33% 28.31%  17.10%  8.45% 17.50%   7.36% -50.01%
----------------------------------------------------------------------------------------------------------------------
Wanger USA                                 22.79%  -9.85%   9.33% -18.35% 40.58%  16.14%  9.20%  5.89%   3.43% -40.80%
----------------------------------------------------------------------------------------------------------------------


Total Returns are net of total annual fund expenses, daily administrative fees, and mortality and expense risk charges.

 THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE

Calculation of Yield and Return
--------------------------------------------------------------------------------

Yield of the Phoenix Money Market investment option. We calculate the yield of the Phoenix Money Market investment option for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return, we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the investment option. We carry results to the nearest hundredth of one percent.

The net change in value of the hypothetical account includes the daily net investment income of the account (after expenses), but does not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

The yield/return calculations include a mortality and expense risk charge equal to either .1.525% (Death Benefit Option 1), 1.675% (Death Benefit Option 2) or 1.825% (Death Benefit Option 3) on an annual basis, and a daily administrative fee equal to 0.125% on an annual basis.

The Phoenix Money Market investment option return and effective yield will vary in response to fluctuations in interest rates and in the expenses of the investment option.

We do not include the maximum annual administrative fee in calculating the current return and effective yield. Should such a fee apply to your account, current return and/or effective yield for your account could be reduced.

Example Calculations:


The following examples of a return/yield calculations for the Phoenix Money Market investment option were based on the 7-day period ending December 31, 2008:



         Death Benefit Option 1 Contracts:
         Value of hypothetical pre-existing account with
           exactly one unit at the beginning of the period:. $ 1.000000
         Value of the same account (excluding capital
           changes) at the end of the 7-day period:.........   0.999842
         Calculation:
         Ending account value...............................   0.999842
         Less beginning account value.......................   1.000000
         Net change in account value........................  -0.000158
         Base period return:
           (net change/beginning account value).............  -0.000158
         Current yield = return x (365/7)=..................     -0.82%
         Effective yield = [(1 + return)/365/7/] - 1 =......     -0.82%


                 Death Benefit Option 2 Contracts:
                 Value of hypothetical pre-existing
                   account with exactly one unit at
                   the beginning of the period:..... $ 1.000000
                 Value of the same account
                   (excluding capital changes) at
                   the end of the 7-day period:.....   0.999813
                 Calculation:
                 Ending account value...............   0.999813
                 Less beginning account value.......   1.000000
                 Net change in account value........  -0.000187
                 Base period return: (net
                   change/beginning account value)..  -0.000187
                 Current yield = return x (365/7) =.     -0.98%
                 Effective yield = [(1 +
                   return)/365/7/] - 1 =............     -0.97%

                 Death Benefit Option 3
                   Contracts:/1/
                 Value of hypothetical pre-existing
                   account with exactly one unit at
                   the beginning of the period:..... $ 1.000000
                 Value of the same account
                   (excluding capital changes) at
                   the end of the 7-day period:.....   0.999784
                 Calculation:
                 Ending account value...............   0.999784
                 Less beginning account value.......   1.000000
                 Net change in account value........  -0.000216
                 Base period return: (net
                   change/beginning account value)..  -0.000216
                 Current yield = return x (365/7) =.     -1.13%
                 Effective yield = [(1 +
                   return)/365/7/] - 1 =............     -1.12%

                 Death Benefit Option 3 Contracts
                   with Accumulation Enhancement:/1/
                 Value of hypothetical pre-existing
                   account with exactly one unit at
                   the beginning of the period:..... $ 1.000000
                 Value of the same account
                   (excluding capital changes) at
                   the end of the 7-day period:.....   0.999803
                 Calculation:
                 Ending account value...............   0.999803
                 Less beginning account value.......   1.000000
                 Net change in account value........  -0.000197
                 Base period return: (net
                   change/beginning account value)..  -0.000197
                 Current yield = return x (365/7) =.     -1.03%
                 Effective yield = [(1 +
                   return)/365/7/] - 1 =............     -1.02%

--------
/1/ This death benefit option was not available after May 1, 2007.

Yields and total returns may be higher or lower than in the past and there is no assurance that any historical results will continue.

Calculation of Total Return. Total return measures the change in value of an investment option investment over a stated period. We compute total returns by finding the average annual compounded rates of return over the one, five and ten-year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return includes the following steps:

    (1)We assume a hypothetical $1,000 initial investment in the investment option;

    (2)We determine the value the hypothetical initial investment would have were it redeemed at the end of each period. All recurring fees and any applicable contingent deferred sales charge are deducted. This figure is the ending redeemable value (ERV in the formula given below);

    (3)We divide this value by the initial $1,000 investment, resulting in ratio of the ending redeemable value to the initial value for that period;

    (4)To get the average annual total return we take the nth root of the ratio from step (3), where n equals the number of years in that period (e.g., 1, 5, 10), and subtract one.

The formula in mathematical terms is:

      R = ((ERV / II)/(1/n)/) - 1

Where:

  II = a hypothetical initial payment of $1,000
  R = average annual total return for the period n = number of years in the period
  ERV =ending redeemable value of the hypothetical $1,000 for the period [see
       (2) and (3) above]

We normally calculate total return for one, five and ten-year periods for each investment option. If a investment option has not been available for at least 10 years, we will provide total returns for other relevant periods.

Performance Information
Advertisements, sales literature and other communications may contain information about a series' or advisor's current investment strategies and management style. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may wish to make known a series' specific portfolio holdings or holdings in specific industries. A fund may also separately illustrate the income and capital gain portions of a series' total return. Performance might also be advertised by breaking down returns into equity and debt components. A series may compare its equity or bond return figure to any of a number of well-known benchmarks of market performance, including, but not limited to:

   The Dow Jones Industrial Average/SM/ (DJIA)
   CS First Boston High Yield Index
   Citigroup Corporate Index
   Citigroup Government Bond Index
   Standard & Poor's 500 Index(R) (S&P 500)

Each investment option may include its yield and total return in advertisements or communications with current or prospective contract owners. Each investment option may also include in such advertisements, its ranking or comparison to similar mutual funds by such organizations as:

   Lipper Analytical Services
   Morningstar, Inc.
   Thomson Financial

A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results posted in publications such as:

   Barron's
   Business Week
   Changing Times
   Consumer Reports
   Financial Planning
   Financial Services Weekly
   Fortune
   Investor's Business Daily
   Money
   Personal Investor
   Registered Representative
   The New York Times
   The Wall Street Journal
   U.S. News and World Report

A fund may also illustrate the benefits of tax deferral by comparing taxable investments with investments through tax-deferred retirement plans.

The total return and yield may be used to compare the performance of the investment options with certain commonly used standards for stock and bond market performance. Such indices include, but are not limited to:

   The Dow Jones Industrial Average/SM/ ("DJIA")
   First Boston High Yield Index
   Citigroup Corporate Index
   Citigroup Government Bond Index
   S&P 500

The DJIA is an unweighted index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA.

The S&P 500 is a free-float market capitalization-weighted index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

Weighted and unweighted indices: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the DJIA) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

Calculation of Annuity Payments
--------------------------------------------------------------------------------

See your prospectus in the section titled "The Annuity Period" for a description of the annuity payment options.

You may elect an annuity payment option by written request as described in your prospectus. If you do not elect an option, amounts held under the contract will be applied to provide a Variable Life Annuity with 10-Year Period Certain (Option I) on the maturity date. You may not change your election after the first annuity payment.

Fixed Annuity Payments
Fixed annuity payments are determined by the total dollar value for all investment options' accumulation units, all amounts held in the GIA and the MVA Account. For each contract the resulting dollar value is then multiplied by the applicable annuity purchase rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants, for the fixed payment annuity option selected.

The guaranteed annuity payment rates will be no less favorable than the following: under Annuity Payment Options A, B, D, E and F, rates are based on the 1983a Individual Annuity Mortality Table (1983 IAM -- The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities), projected with projection scale G to the year 2040 and an interest rate of 3%. The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities. Under Annuity Payment Options G and H the guaranteed interest rate is 3%.

For certain contracts, including those issued on and after May 1, 2008, under Annuity Payment Options A, B, D, E and F, the applicable annuity payment option rate used to determine the payment amount will not be less than the rate based on the 2000 Individual Annuity Mortality Table with a 10-year age setback and an interest rate of 2.5%. Under Annuity Payment Options G and H the guaranteed interest rate is 1.5%.

Please see your contract for the Annuity Mortality Tables that would apply to fixed annuity payments under your contract.

It is possible that we may have more favorable (i.e., higher-paying) rates in effect on the maturity date.

Variable Annuity Payments
Under Annuity Payment Options I, J, K, M and N, the amount of the first payment is equal to the amount held under the selected option in each investment option, divided by $1,000 and then multiplied by the applicable annuity payment option rate. The first payment equals the sum of the amounts provided by each investment option.

In each investment option, the number of fixed annuity units is determined by dividing the amount of the initial payment provided by that investment option by the annuity unit value for that investment option on the first payment calculation date. Thereafter, the number of fixed annuity units in each investment option remains unchanged unless you transfer funds to or from the investment option. If you transfer funds to or from an investment option, the number of fixed annuity units will change in proportion to the change in value of the investment option as a result of the transfer. The number of fixed annuity units will change effective with the transfer, but will remain fixed in number following the transfer.

Second and subsequent payments are determined by multiplying the number of fixed annuity units for each investment option by the annuity unit value for that investment option on the payment calculation date. The total payment will equal the sum of the amounts provided by each investment option. The amount of second and subsequent payments will vary with the investment experience of the investment options and may be either higher or lower than the first payment.

Under Annuity Payment Option L, we determine the amount of the annual distribution by dividing the amount of contract value held under this option on December 31 of the previous year by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.

Under Annuity Payment Options I, J, M and N, the applicable annuity payment option rate used to determine the first payment amount will not be less than the rate based on the 1983a Individual Annuity Mortality Table projected with projection scale G to the year 2040, with continued projection thereafter and the assumed investment rate. Under Annuity Payment Option K, the annuity payment option rate will be based on the number of payments to be made during the specified period and the assumed investment rate.

We guarantee that neither expenses actually incurred, other than taxes on investment return, nor mortality actually experienced, shall adversely affect the dollar amount of variable annuity payments.

We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the investment options. See your prospectus in the section titled "Deductions and Charges." Electing Option K will result in a mortality risk deduction being made even though we assume no mortality risk under that option.

Experts
--------------------------------------------------------------------------------


The financial statements of PHL Variable Accumulation Account as of December 31, 2008 and the results of its operations and the changes in its net assets for each of the periods indicated and the financial statements of PHL Variable Insurance Company as of December 31, 2008 and 2007, and for each of the three years in the period ended December 31, 2008 included in this Prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


Michele Drummey, Counsel, PHL Variable Insurance Company, has provided advice on certain matters relating to the federal securities and state regulations, laws, respectively, in connection with the contracts described in this prospectus.

[LOGO]

--------------------------------------------------------------------------------
                                                                  ANNUAL REPORT

                                                                   PHL VARIABLE

                                                           ACCUMULATION ACCOUNT

                                                              December 31, 2008

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2008



                                                               AIM V.I. Capital   AIM V.I. Core Equity  AIM V.I. Mid Cap
                                                              Appreciation Fund -   Fund - Series I    Core Equity Fund -
                                                                Series I Shares          Shares         Series I Shares
                                                              ------------------- -------------------- ------------------
Assets:
   Investments at fair value                                   $     35,191,686     $      8,117,709    $      3,622,951
                                                              ------------------- -------------------- ------------------
   Total Assets                                                $     35,191,686     $      8,117,709    $      3,622,951
Liabilities:
   Payable to PHL Variable Insurance Company                   $            108     $              -    $              -
                                                              ------------------- -------------------- ------------------
         Total Net Assets                                      $     35,191,578     $      8,117,709    $      3,622,951
                                                              =================== ==================== ==================
Net Assets:
   Accumulation Units                                          $     35,141,624     $      8,102,596    $      3,538,760
   Contracts in payout (annuitization period)                  $         49,954     $         15,113    $         84,191
                                                              ------------------- -------------------- ------------------
         Total Net Assets                                      $     35,191,578     $      8,117,709    $      3,622,951
                                                              =================== ==================== ==================
                                                              =================== ==================== ==================
         Units Outstanding                                           25,066,586           10,155,107           4,009,886
                                                              =================== ==================== ==================
   Investment shares held                                             2,083,582              411,021             421,764
   Investments at cost                                         $     45,357,178     $     10,273,679    $      5,340,122

         Unit Value
             Asset Manager Option 1                            $              -     $              -    $           0.93
             Asset Manager Option 2                            $              -     $              -    $              -
             Freedom Edge(R)                                   $           0.81     $           0.79    $              -
             Phoenix Dimensions(R) Option 1                    $           0.73     $           0.80    $              -
             Phoenix Dimensions(R) Option 2                    $           0.72     $              -    $              -
             Phoenix Dimensions(R) Option 3                    $              -     $              -    $              -
             Phoenix Dimensions(R) Option 4                    $           0.71     $              -    $              -
             Phoenix Income Choice(R)                          $           1.32     $           0.80    $           0.91
             Phoenix Investor's Edge(R) Option 1               $           1.42     $           0.79    $           0.89
             Phoenix Investor's Edge(R) Option 2               $           1.41     $           0.79    $           0.89
             Phoenix Investor's Edge(R) Option 3               $           1.39     $           0.78    $           0.88
             Phoenix Investor's Edge(R) Option 4               $           1.40     $           0.79    $           0.88
             Phoenix Premium Edge(R)                           $           1.22     $           0.79    $           0.89
             Phoenix Spectrum Edge(R) Option 1                 $           1.48     $           0.80    $           0.91
             Phoenix Spectrum Edge(R) Option 2                 $           1.46     $           0.80    $           0.91
             Phoenix Spectrum Edge(R) Option 3                 $           1.45     $           0.80    $           0.90
             Phoenix Spectrum Edge(R) Option 4                 $           1.46     $           0.80    $              -
             Phoenix Spectrum Edge(R) + Option 1               $           0.58     $              -    $              -
             Phoenix Spectrum Edge(R) + Option 2               $           0.58     $              -    $              -
             Retirement Planner's Edge                         $           1.30     $           0.80    $           0.90
             The Big Edge Choice(R)                            $           1.32     $           0.80    $           0.90
             The Phoenix Edge(R)--VA Option 1                  $           1.30     $           0.81    $           0.92
             The Phoenix Edge(R)--VA Option 2                  $           1.26     $           0.80    $           0.91
             The Phoenix Edge(R)--VA Option 3                  $           1.31     $           0.80    $              -

                                                                 Alger American
                                                              Capital Appreciation
                                                              Portfolio - Class O
                                                                     Shares
                                                              --------------------
Assets:
   Investments at fair value                                    $      6,339,327
                                                              --------------------
   Total Assets                                                 $      6,339,327
Liabilities:
   Payable to PHL Variable Insurance Company                    $              -
                                                              --------------------
         Total Net Assets                                       $      6,339,327
                                                              ====================
Net Assets:
   Accumulation Units                                           $      6,276,206
   Contracts in payout (annuitization period)                   $         63,121
                                                              --------------------
         Total Net Assets                                       $      6,339,327
                                                              ====================
                                                              ====================
         Units Outstanding                                             5,201,787
                                                              ====================
   Investment shares held                                                208,599
   Investments at cost                                          $      5,458,633

         Unit Value
             Asset Manager Option 1                             $              -
             Asset Manager Option 2                             $              -
             Freedom Edge(R)                                    $              -
             Phoenix Dimensions(R) Option 1                     $              -
             Phoenix Dimensions(R) Option 2                     $              -
             Phoenix Dimensions(R) Option 3                     $              -
             Phoenix Dimensions(R) Option 4                     $              -
             Phoenix Income Choice(R)                           $           1.65
             Phoenix Investor's Edge(R) Option 1                $           1.76
             Phoenix Investor's Edge(R) Option 2                $           1.74
             Phoenix Investor's Edge(R) Option 3                $           1.72
             Phoenix Investor's Edge(R) Option 4                $              -
             Phoenix Premium Edge(R)                            $           1.09
             Phoenix Spectrum Edge(R) Option 1                  $           1.83
             Phoenix Spectrum Edge(R) Option 2                  $           1.81
             Phoenix Spectrum Edge(R) Option 3                  $           1.79
             Phoenix Spectrum Edge(R) Option 4                  $              -
             Phoenix Spectrum Edge(R) + Option 1                $              -
             Phoenix Spectrum Edge(R) + Option 2                $              -
             Retirement Planner's Edge                          $           1.08
             The Big Edge Choice(R)                             $           1.11
             The Phoenix Edge(R)--VA Option 1                   $           1.16
             The Phoenix Edge(R)--VA Option 2                   $           1.12
             The Phoenix Edge(R)--VA Option 3                   $           1.11

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2008
                                  (Continued)


                                                                                    AllianceBernstein
                                                               AllianceBernstein        VPS Wealth
                                                                  VPS Balanced         Appreciation
                                                                Wealth Strategy    Strategy Portfolio - DWS Equity 500 Index
                                                              Portfolio -  Class B       Class B         Fund VIP - Class A
                                                              -------------------- -------------------- --------------------
Assets:
   Investments at fair value                                    $      2,170,396     $        869,336     $     47,286,812
                                                              -------------------- -------------------- --------------------
   Total Assets                                                 $      2,170,396     $        869,336     $     47,286,812
Liabilities:
   Payable to PHL Variable Insurance Company                    $              -     $              -     $            357
                                                              -------------------- -------------------- --------------------
         Total Net Assets                                       $      2,170,396     $        869,336     $     47,286,455
                                                              ==================== ==================== ====================
Net Assets:
   Accumulation Units                                           $      2,170,396     $        869,336     $     46,429,058
   Contracts in payout (annuitization period)                   $              -     $              -     $        857,397
                                                              -------------------- -------------------- --------------------
         Total Net Assets                                       $      2,170,396     $        869,336     $     47,286,455
                                                              ==================== ==================== ====================
                                                              ==================== ==================== ====================
         Units Outstanding                                             2,909,743            1,360,720           30,056,722
                                                              ==================== ==================== ====================
   Investment shares held                                                252,964              139,317            4,951,498
   Investments at cost                                          $      2,607,058     $      1,117,200     $     60,557,220

         Unit Value
             Asset Manager Option 1                             $              -     $              -     $              -
             Asset Manager Option 2                             $              -     $              -     $              -
             Freedom Edge(R)                                    $              -     $           0.64     $           0.91
             Phoenix Dimensions(R) Option 1                     $           0.75     $           0.64     $           0.77
             Phoenix Dimensions(R) Option 2                     $           0.75     $           0.64     $           0.76
             Phoenix Dimensions(R) Option 3                     $              -     $              -     $              -
             Phoenix Dimensions(R) Option 4                     $           0.75     $           0.64     $           0.75
             Phoenix Income Choice(R)                           $              -     $              -     $           1.72
             Phoenix Income Choice(R) with GPAF                 $              -     $              -     $           0.79
             Phoenix Investor's Edge(R) Option 1                $           0.75     $           0.64     $           1.59
             Phoenix Investor's Edge(R) Option 2                $           0.75     $              -     $           1.58
             Phoenix Investor's Edge(R) Option 3                $              -     $              -     $           1.56
             Phoenix Investor's Edge(R) Option 4                $              -     $              -     $           1.57
             Phoenix Premium Edge(R)                            $           0.75     $           0.64     $           1.67
             Phoenix Spectrum Edge(R) Option 1                  $              -     $              -     $           1.66
             Phoenix Spectrum Edge(R) Option 2                  $           0.75     $              -     $           1.64
             Phoenix Spectrum Edge(R) Option 3                  $              -     $              -     $           1.62
             Phoenix Spectrum Edge(R) Option 4                  $              -     $              -     $           1.63
             Phoenix Spectrum Edge(R) + Option 1                $              -     $              -     $              -
             Phoenix Spectrum Edge(R) + Option 2                $              -     $              -     $           0.60
             Retirement Planner's Edge                          $              -     $              -     $           1.70
             The Big Edge Choice(R)                             $           0.75     $           0.64     $           1.70
             The Phoenix Edge(R)--VA Option 1                   $           0.75     $           0.64     $           1.76
             The Phoenix Edge(R)--VA Option 2                   $           0.75     $           0.64     $           1.72
             The Phoenix Edge(R)--VA Option 3                   $           0.75     $              -     $           1.70



                                                                 DWS Small Cap
                                                              Index VIP - Class A
                                                              -------------------
Assets:
   Investments at fair value                                   $        115,885
                                                              -------------------
   Total Assets                                                $        115,885
Liabilities:
   Payable to PHL Variable Insurance Company                   $              -
                                                              -------------------
         Total Net Assets                                      $        115,885
                                                              ===================
Net Assets:
   Accumulation Units                                          $        115,885
   Contracts in payout (annuitization period)                  $              -
                                                              -------------------
         Total Net Assets                                      $        115,885
                                                              ===================
                                                              ===================
         Units Outstanding                                              158,308
                                                              ===================
   Investment shares held                                                13,428
   Investments at cost                                         $        158,450

         Unit Value
             Asset Manager Option 1                            $              -
             Asset Manager Option 2                            $              -
             Freedom Edge(R)                                   $              -
             Phoenix Dimensions(R) Option 1                    $           0.73
             Phoenix Dimensions(R) Option 2                    $              -
             Phoenix Dimensions(R) Option 3                    $              -
             Phoenix Dimensions(R) Option 4                    $              -
             Phoenix Income Choice(R)                          $              -
             Phoenix Income Choice(R) with GPAF                $              -
             Phoenix Investor's Edge(R) Option 1               $              -
             Phoenix Investor's Edge(R) Option 2               $              -
             Phoenix Investor's Edge(R) Option 3               $              -
             Phoenix Investor's Edge(R) Option 4               $              -
             Phoenix Premium Edge(R)                           $           0.73
             Phoenix Spectrum Edge(R) Option 1                 $           0.73
             Phoenix Spectrum Edge(R) Option 2                 $           0.73
             Phoenix Spectrum Edge(R) Option 3                 $              -
             Phoenix Spectrum Edge(R) Option 4                 $              -
             Phoenix Spectrum Edge(R) + Option 1               $              -
             Phoenix Spectrum Edge(R) + Option 2               $              -
             Retirement Planner's Edge                         $              -
             The Big Edge Choice(R)                            $           0.73
             The Phoenix Edge(R)--VA Option 1                  $              -
             The Phoenix Edge(R)--VA Option 2                  $              -
             The Phoenix Edge(R)--VA Option 3                  $           0.73

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2008
                                  (Continued)


                                                                                                       Fidelity(R) VIP
                                                              Federated Fund for   Federated High       Contrafund(R)
                                                               U.S. Government    Income Bond Fund   Portfolio -  Service
                                                                Securities II    II - Primary Shares        Class
                                                              ------------------ ------------------- --------------------
Assets:
   Investments at fair value                                   $    184,073,617   $     11,022,318     $     48,278,567
                                                              ------------------ ------------------- --------------------
   Total Assets                                                $    184,073,617   $     11,022,318     $     48,278,567
Liabilities:
   Payable to PHL Variable Insurance Company                   $            519   $              1     $              2
                                                              ------------------ ------------------- --------------------
         Total Net Assets                                      $    184,073,098   $     11,022,317     $     48,278,565
                                                              ================== =================== ====================
Net Assets:
   Accumulation Units                                          $    183,597,124   $     10,985,657     $     48,150,887
   Contracts in payout (annuitization period)                  $        475,974   $         36,660     $        127,678
                                                              ------------------ ------------------- --------------------
         Total Net Assets                                      $    184,073,098   $     11,022,317     $     48,278,565
                                                              ================== =================== ====================
                                                              ================== =================== ====================
         Units Outstanding                                           74,789,962          5,659,479           27,723,994
                                                              ================== =================== ====================
   Investment shares held                                            16,076,297          2,191,314            3,149,287
   Investments at cost                                         $    182,955,572   $     16,276,148     $     76,149,380

         Unit Value
             Asset Manager Option 1                            $           2.48   $              -     $              -
             Asset Manager Option 2                            $              -   $           2.37     $              -
             Freedom Edge(R)                                   $           1.14   $           0.95     $           1.05
             Phoenix Dimensions(R) Option 1                    $           1.11   $           0.84     $           0.82
             Phoenix Dimensions(R) Option 2                    $           1.10   $           0.83     $           0.81
             Phoenix Dimensions(R) Option 3                    $              -   $           0.83     $              -
             Phoenix Dimensions(R) Option 4                    $           1.09   $              -     $           0.80
             Phoenix Income Choice(R)                          $           2.57   $           2.16     $           2.09
             Phoenix Investor's Edge(R) Option 1               $           2.40   $           2.11     $           2.15
             Phoenix Investor's Edge(R) Option 2               $           2.38   $           2.09     $           2.13
             Phoenix Investor's Edge(R) Option 3               $           2.35   $           2.07     $           2.11
             Phoenix Investor's Edge(R) Option 4               $           2.37   $           2.08     $           2.12
             Phoenix Premium Edge(R)                           $           2.70   $           1.93     $           1.69
             Phoenix Spectrum Edge(R) Option 1                 $           2.50   $           2.20     $           2.24
             Phoenix Spectrum Edge(R) Option 2                 $           2.47   $           2.17     $           2.22
             Phoenix Spectrum Edge(R) Option 3                 $           2.45   $           2.15     $           2.19
             Phoenix Spectrum Edge(R) Option 4                 $           2.46   $           2.16     $           2.21
             Phoenix Spectrum Edge(R) + Option 1               $           1.07   $           0.72     $           0.61
             Phoenix Spectrum Edge(R) + Option 2               $           1.07   $           0.72     $           0.61
             Retirement Planner's Edge                         $           2.82   $           1.96     $           1.74
             The Big Edge Choice(R)                            $           2.84   $           1.91     $           1.72
             The Phoenix Edge(R)--VA Option 1                  $           3.02   $           2.07     $           1.82
             The Phoenix Edge(R)--VA Option 2                  $           2.87   $           2.01     $           1.74
             The Phoenix Edge(R)--VA Option 3                  $           2.88   $           2.01     $           1.73

                                                              Fidelity(R) VIP Growth
                                                                  Opportunities
                                                               Portfolio - Service
                                                                      Class
                                                              ----------------------
Assets:
   Investments at fair value                                     $     75,492,155
                                                              ----------------------
   Total Assets                                                  $     75,492,155
Liabilities:
   Payable to PHL Variable Insurance Company                     $            112
                                                              ----------------------
         Total Net Assets                                        $     75,492,043
                                                              ======================
Net Assets:
   Accumulation Units                                            $     75,457,940
   Contracts in payout (annuitization period)                    $         34,103
                                                              ----------------------
         Total Net Assets                                        $     75,492,043
                                                              ======================
                                                              ======================
         Units Outstanding                                             97,265,692
                                                              ======================
   Investment shares held                                               7,571,933
   Investments at cost                                           $    128,353,447

         Unit Value
             Asset Manager Option 1                              $              -
             Asset Manager Option 2                              $              -
             Freedom Edge(R)                                     $           0.70
             Phoenix Dimensions(R) Option 1                      $           0.61
             Phoenix Dimensions(R) Option 2                      $           0.60
             Phoenix Dimensions(R) Option 3                      $           0.60
             Phoenix Dimensions(R) Option 4                      $           0.60
             Phoenix Income Choice(R)                            $           1.19
             Phoenix Investor's Edge(R) Option 1                 $           1.24
             Phoenix Investor's Edge(R) Option 2                 $           1.23
             Phoenix Investor's Edge(R) Option 3                 $           1.22
             Phoenix Investor's Edge(R) Option 4                 $           1.23
             Phoenix Premium Edge(R)                             $           0.87
             Phoenix Spectrum Edge(R) Option 1                   $           1.29
             Phoenix Spectrum Edge(R) Option 2                   $           1.28
             Phoenix Spectrum Edge(R) Option 3                   $           1.27
             Phoenix Spectrum Edge(R) Option 4                   $           1.27
             Phoenix Spectrum Edge(R) + Option 1                 $           0.49
             Phoenix Spectrum Edge(R) + Option 2                 $           0.49
             Retirement Planner's Edge                           $           1.02
             The Big Edge Choice(R)                              $           0.90
             The Phoenix Edge(R)--VA Option 1                    $           0.94
             The Phoenix Edge(R)--VA Option 2                    $           0.90
             The Phoenix Edge(R)--VA Option 3                    $           0.89

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2008
                                  (Continued)


                                                                                     Fidelity(R) VIP
                                                              Fidelity(R) VIP Growth Investment Grade Franklin Flex Cap
                                                               Portfolio - Service   Bond Portfolio - Growth Securities
                                                                      Class           Service Class    Fund - Class 2
                                                              ---------------------- ---------------- -----------------
Assets:
   Investments at fair value                                     $     18,241,727    $     46,922,071 $        167,996
                                                              ---------------------- ---------------- -----------------
   Total Assets                                                  $     18,241,727    $     46,922,071 $        167,996
Liabilities:
   Payable to PHL Variable Insurance Company                     $              1    $              3 $              -
                                                              ---------------------- ---------------- -----------------
         Total Net Assets                                        $     18,241,726    $     46,922,068 $        167,996
                                                              ====================== ================ =================
Net Assets:
   Accumulation Units                                            $     18,208,881    $     46,915,070 $        167,996
   Contracts in payout (annuitization period)                    $         32,845    $          6,998 $              -
                                                              ---------------------- ---------------- -----------------
         Total Net Assets                                        $     18,241,726    $     46,922,068 $        167,996
                                                              ====================== ================ =================
                                                              ====================== ================ =================
         Units Outstanding                                             15,857,526          47,908,536          231,428
                                                              ====================== ================ =================
   Investment shares held                                                 777,235           3,993,368           20,438
   Investments at cost                                           $     22,304,580    $     49,002,358 $        178,874

         Unit Value
             Asset Manager Option 1                              $           1.94    $              - $              -
             Asset Manager Option 2                              $           1.91    $              - $              -
             Freedom Edge(R)                                     $           0.80    $           0.98 $              -
             Phoenix Dimensions(R) Option 1                      $           0.73    $           0.99 $           0.73
             Phoenix Dimensions(R) Option 2                      $           0.73    $           0.98 $              -
             Phoenix Dimensions(R) Option 3                      $           0.73    $              - $              -
             Phoenix Dimensions(R) Option 4                      $           0.72    $           0.98 $              -
             Phoenix Income Choice(R)                            $           1.22    $           0.99 $              -
             Phoenix Investor's Edge(R) Option 1                 $           1.30    $           0.98 $           0.73
             Phoenix Investor's Edge(R) Option 2                 $           1.29    $           0.98 $              -
             Phoenix Investor's Edge(R) Option 3                 $           1.27    $           0.97 $              -
             Phoenix Investor's Edge(R) Option 4                 $              -    $              - $              -
             Phoenix Premium Edge(R)                             $           0.87    $           0.98 $           0.73
             Phoenix Spectrum Edge(R) Option 1                   $           1.35    $           0.99 $           0.73
             Phoenix Spectrum Edge(R) Option 2                   $           1.34    $           0.99 $              -
             Phoenix Spectrum Edge(R) Option 3                   $           1.33    $           0.98 $              -
             Phoenix Spectrum Edge(R) Option 4                   $           1.34    $           0.99 $              -
             Phoenix Spectrum Edge(R) + Option 1                 $           0.60    $           0.97 $              -
             Phoenix Spectrum Edge(R) + Option 2                 $           0.60    $           0.97 $              -
             Retirement Planner's Edge                           $           0.89    $           0.98 $              -
             The Big Edge Choice(R)                              $           0.91    $           0.98 $           0.73
             The Phoenix Edge(R)--VA Option 1                    $           0.94    $           0.99 $              -
             The Phoenix Edge(R)--VA Option 2                    $           0.92    $           0.99 $           0.73
             The Phoenix Edge(R)--VA Option 3                    $           0.89    $           0.98 $           0.73

                                                               Franklin Income
                                                              Securities Fund -
                                                                   Class 2
                                                              -----------------
Assets:
   Investments at fair value                                  $     44,070,268
                                                              -----------------
   Total Assets                                               $     44,070,268
Liabilities:
   Payable to PHL Variable Insurance Company                  $              -
                                                              -----------------
         Total Net Assets                                     $     44,070,268
                                                              =================
Net Assets:
   Accumulation Units                                         $     44,070,268
   Contracts in payout (annuitization period)                 $              -
                                                              -----------------
         Total Net Assets                                     $     44,070,268
                                                              =================
                                                              =================
         Units Outstanding                                          60,031,593
                                                              =================
   Investment shares held                                            3,886,268
   Investments at cost                                        $     65,711,033

         Unit Value
             Asset Manager Option 1                           $              -
             Asset Manager Option 2                           $              -
             Freedom Edge(R)                                  $           0.78
             Phoenix Dimensions(R) Option 1                   $           0.79
             Phoenix Dimensions(R) Option 2                   $           0.79
             Phoenix Dimensions(R) Option 3                   $           0.79
             Phoenix Dimensions(R) Option 4                   $           0.78
             Phoenix Income Choice(R)                         $              -
             Phoenix Investor's Edge(R) Option 1              $           0.78
             Phoenix Investor's Edge(R) Option 2              $           0.78
             Phoenix Investor's Edge(R) Option 3              $           0.78
             Phoenix Investor's Edge(R) Option 4              $              -
             Phoenix Premium Edge(R)                          $           0.78
             Phoenix Spectrum Edge(R) Option 1                $           0.79
             Phoenix Spectrum Edge(R) Option 2                $           0.79
             Phoenix Spectrum Edge(R) Option 3                $           0.79
             Phoenix Spectrum Edge(R) Option 4                $              -
             Phoenix Spectrum Edge(R) + Option 1              $           0.67
             Phoenix Spectrum Edge(R) + Option 2              $           0.66
             Retirement Planner's Edge                        $           0.79
             The Big Edge Choice(R)                           $           0.74
             The Phoenix Edge(R)--VA Option 1                 $           0.80
             The Phoenix Edge(R)--VA Option 2                 $           0.79
             The Phoenix Edge(R)--VA Option 3                 $           0.79

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2008
                                  (Continued)


                                                              Lazard Retirement                         Lord Abbett Growth
                                                                U.S. Small Cap     Lord Abbett Bond         and Income
                                                              Equity Portfolio - Debenture Portfolio - Portfolio - Class VC
                                                                Service Shares      Class VC Shares           Shares
                                                              ------------------ --------------------- --------------------
Assets:
   Investments at fair value                                   $      1,303,248    $      8,789,127      $     93,532,985
                                                              ------------------ --------------------- --------------------
   Total Assets                                                $      1,303,248    $      8,789,127      $     93,532,985
Liabilities:
   Payable to PHL Variable Insurance Company                   $              -    $              1      $            169
                                                              ------------------ --------------------- --------------------
         Total Net Assets                                      $      1,303,248    $      8,789,126      $     93,532,816
                                                              ================== ===================== ====================
Net Assets:
   Accumulation Units                                          $      1,301,998    $      8,722,424      $     93,389,219
   Contracts in payout (annuitization period)                  $          1,250    $         66,702      $        143,597
                                                              ------------------ --------------------- --------------------
         Total Net Assets                                      $      1,303,248    $      8,789,126      $     93,532,816
                                                              ================== ===================== ====================
                                                              ================== ===================== ====================
         Units Outstanding                                            1,816,603           9,395,411           120,926,629
                                                              ================== ===================== ====================
   Investment shares held                                               205,559             985,328             5,415,925
   Investments at cost                                         $      3,120,550    $     11,203,329      $    145,928,297

         Unit Value
             Asset Manager Option 1                            $              -    $              -      $              -
             Asset Manager Option 2                            $              -    $              -      $              -
             Freedom Edge(R)                                   $           0.71    $           0.93      $           0.77
             Phoenix Dimensions(R) Option 1                    $              -    $           0.94      $           0.78
             Phoenix Dimensions(R) Option 2                    $              -    $           0.93      $           0.77
             Phoenix Dimensions(R) Option 3                    $              -    $              -      $           0.77
             Phoenix Dimensions(R) Option 4                    $              -    $              -      $           0.77
             Phoenix Income Choice(R)                          $           0.72    $           0.94      $           0.78
             Phoenix Investor's Edge(R) Option 1               $           0.71    $           0.93      $           0.77
             Phoenix Investor's Edge(R) Option 2               $           0.71    $           0.92      $           0.76
             Phoenix Investor's Edge(R) Option 3               $           0.70    $           0.92      $           0.76
             Phoenix Investor's Edge(R) Option 4               $           0.70    $           0.92      $           0.76
             Phoenix Premium Edge(R)                           $           0.71    $           0.93      $           0.77
             Phoenix Spectrum Edge(R) Option 1                 $           0.72    $           0.95      $           0.78
             Phoenix Spectrum Edge(R) Option 2                 $           0.72    $           0.94      $           0.78
             Phoenix Spectrum Edge(R) Option 3                 $           0.72    $           0.94      $           0.77
             Phoenix Spectrum Edge(R) Option 4                 $              -    $           0.94      $           0.78
             Phoenix Spectrum Edge(R) + Option 1               $              -    $           0.82      $           0.61
             Phoenix Spectrum Edge(R) + Option 2               $              -    $           0.82      $           0.61
             Retirement Planner's Edge                         $           0.72    $           0.94      $           0.77
             The Big Edge Choice(R)                            $           0.72    $           0.94      $           0.78
             The Phoenix Edge(R)--VA Option 1                  $           0.73    $           0.95      $           0.79
             The Phoenix Edge(R)--VA Option 2                  $           0.72    $           0.94      $           0.78
             The Phoenix Edge(R)--VA Option 3                  $           0.72    $           0.94      $           0.78

                                                                 Lord Abbett Mid
                                                              Cap Value Portfolio -
                                                                 Class VC Shares
                                                              ---------------------
Assets:
   Investments at fair value                                    $      6,985,604
                                                              ---------------------
   Total Assets                                                 $      6,985,604
Liabilities:
   Payable to PHL Variable Insurance Company                    $              1
                                                              ---------------------
         Total Net Assets                                       $      6,985,603
                                                              =====================
Net Assets:
   Accumulation Units                                           $      6,961,366
   Contracts in payout (annuitization period)                   $         24,237
                                                              ---------------------
         Total Net Assets                                       $      6,985,603
                                                              =====================
                                                              =====================
         Units Outstanding                                             9,889,269
                                                              =====================
   Investment shares held                                                664,662
   Investments at cost                                          $     12,529,001

         Unit Value
             Asset Manager Option 1                             $              -
             Asset Manager Option 2                             $              -
             Freedom Edge(R)                                    $           0.70
             Phoenix Dimensions(R) Option 1                     $           0.70
             Phoenix Dimensions(R) Option 2                     $           0.70
             Phoenix Dimensions(R) Option 3                     $              -
             Phoenix Dimensions(R) Option 4                     $              -
             Phoenix Income Choice(R)                           $           0.71
             Phoenix Investor's Edge(R) Option 1                $           0.70
             Phoenix Investor's Edge(R) Option 2                $           0.70
             Phoenix Investor's Edge(R) Option 3                $           0.69
             Phoenix Investor's Edge(R) Option 4                $           0.70
             Phoenix Premium Edge(R)                            $           0.70
             Phoenix Spectrum Edge(R) Option 1                  $           0.72
             Phoenix Spectrum Edge(R) Option 2                  $           0.71
             Phoenix Spectrum Edge(R) Option 3                  $           0.71
             Phoenix Spectrum Edge(R) Option 4                  $           0.71
             Phoenix Spectrum Edge(R) + Option 1                $           0.54
             Phoenix Spectrum Edge(R) + Option 2                $           0.53
             Retirement Planner's Edge                          $           0.71
             The Big Edge Choice(R)                             $           0.71
             The Phoenix Edge(R)--VA Option 1                   $           0.72
             The Phoenix Edge(R)--VA Option 2                   $           0.71
             The Phoenix Edge(R)--VA Option 3                   $           0.71

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2008
                                  (Continued)

                                                                                                     Neuberger Berman
                                                                Mutual Shares    Neuberger Berman     AMT Small Cap
                                                              Securities Fund -    AMT Guardian     Growth Portfolio -
                                                                   Class 2      Portfolio - S Class      S Class
                                                              ----------------- ------------------- ------------------
Assets:
   Investments at fair value                                  $     58,110,958   $     42,640,314    $         57,861
                                                              ----------------- ------------------- ------------------
   Total Assets                                               $     58,110,958   $     42,640,314    $         57,861
Liabilities:
   Payable to PHL Variable Insurance Company                  $              2   $              3    $              -
                                                              ----------------- ------------------- ------------------
         Total Net Assets                                     $     58,110,956   $     42,640,311    $         57,861
                                                              ================= =================== ==================
Net Assets:
   Accumulation Units                                         $     58,061,098   $     42,634,597    $         57,861
   Contracts in payout (annuitization period)                 $         49,858   $          5,714    $              -
                                                              ----------------- ------------------- ------------------
         Total Net Assets                                     $     58,110,956   $     42,640,311    $         57,861
                                                              ================= =================== ==================
                                                              ================= =================== ==================
         Units Outstanding                                          53,628,735         66,570,241             101,540
                                                              ================= =================== ==================
   Investment shares held                                            4,933,020          3,444,291               6,930
   Investments at cost                                        $     85,873,797   $     64,319,395    $         83,606

         Unit Value
             Asset Manager Option 1                           $              -   $              -    $              -
             Asset Manager Option 2                           $              -   $              -    $              -
             Freedom Edge(R)                                  $           0.99   $           0.68    $              -
             Phoenix Dimensions(R) Option 1                   $           0.80   $           0.69    $              -
             Phoenix Dimensions(R) Option 2                   $           0.79   $           0.69    $              -
             Phoenix Dimensions(R) Option 3                   $           0.79   $           0.69    $              -
             Phoenix Dimensions(R) Option 4                   $           0.78   $           0.68    $              -
             Phoenix Income Choice(R)                         $           1.89   $           0.69    $              -
             Phoenix Investor's Edge(R) Option 1              $           1.94   $           0.68    $           0.57
             Phoenix Investor's Edge(R) Option 2              $           1.92   $           0.68    $           0.56
             Phoenix Investor's Edge(R) Option 3              $           1.90   $           0.68    $              -
             Phoenix Investor's Edge(R) Option 4              $           1.91   $              -    $              -
             Phoenix Premium Edge(R)                          $           2.07   $           0.68    $           0.57
             Phoenix Spectrum Edge(R) Option 1                $           2.02   $           0.69    $           0.57
             Phoenix Spectrum Edge(R) Option 2                $           2.00   $           0.69    $              -
             Phoenix Spectrum Edge(R) Option 3                $           1.98   $           0.69    $              -
             Phoenix Spectrum Edge(R) Option 4                $              -   $           0.69    $              -
             Phoenix Spectrum Edge(R) + Option 1              $           0.59   $           0.61    $              -
             Phoenix Spectrum Edge(R) + Option 2              $           0.59   $           0.61    $              -
             Retirement Planner's Edge                        $           2.29   $           0.69    $           0.57
             The Big Edge Choice(R)                           $           1.23   $           0.68    $           0.60
             The Phoenix Edge(R)--VA Option 1                 $           2.37   $           0.70    $              -
             The Phoenix Edge(R)--VA Option 2                 $           2.27   $           0.69    $           0.57
             The Phoenix Edge(R)--VA Option 3                 $           2.31   $           0.69    $              -

                                                                  Oppenheimer
                                                              Capital Appreciation
                                                               Fund/VA - Service
                                                                     Shares
                                                              --------------------
Assets:
   Investments at fair value                                    $        461,008
                                                              --------------------
   Total Assets                                                 $        461,008
Liabilities:
   Payable to PHL Variable Insurance Company                    $              -
                                                              --------------------
         Total Net Assets                                       $        461,008
                                                              ====================
Net Assets:
   Accumulation Units                                           $        461,008
   Contracts in payout (annuitization period)                   $              -
                                                              --------------------
         Total Net Assets                                       $        461,008
                                                              ====================
                                                              ====================
         Units Outstanding                                               757,413
                                                              ====================
   Investment shares held                                                 18,135
   Investments at cost                                          $        742,230

         Unit Value
             Asset Manager Option 1                             $              -
             Asset Manager Option 2                             $              -
             Freedom Edge(R)                                    $              -
             Phoenix Dimensions(R) Option 1                     $              -
             Phoenix Dimensions(R) Option 2                     $           0.61
             Phoenix Dimensions(R) Option 3                     $           0.61
             Phoenix Dimensions(R) Option 4                     $              -
             Phoenix Income Choice(R)                           $              -
             Phoenix Investor's Edge(R) Option 1                $           0.61
             Phoenix Investor's Edge(R) Option 2                $           0.60
             Phoenix Investor's Edge(R) Option 3                $              -
             Phoenix Investor's Edge(R) Option 4                $              -
             Phoenix Premium Edge(R)                            $           0.61
             Phoenix Spectrum Edge(R) Option 1                  $           0.62
             Phoenix Spectrum Edge(R) Option 2                  $           0.61
             Phoenix Spectrum Edge(R) Option 3                  $           0.61
             Phoenix Spectrum Edge(R) Option 4                  $              -
             Phoenix Spectrum Edge(R) + Option 1                $              -
             Phoenix Spectrum Edge(R) + Option 2                $           0.56
             Retirement Planner's Edge                          $           0.61
             The Big Edge Choice(R)                             $           0.62
             The Phoenix Edge(R)--VA Option 1                   $           0.62
             The Phoenix Edge(R)--VA Option 2                   $           0.61
             The Phoenix Edge(R)--VA Option 3                   $           0.61

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2008
                                  (Continued)

                                                                 Oppenheimer      Oppenheimer Main
                                                              Global Securities   Street Small Cap
                                                              Fund/VA - Service Fund(R)/VA - Service Phoenix Capital
                                                                   Shares              Shares         Growth Series
                                                              ----------------- -------------------- ----------------
Assets:
   Investments at fair value                                  $      2,163,690    $     28,558,668   $     40,764,248
                                                              ----------------- -------------------- ----------------
   Total Assets                                               $      2,163,690    $     28,558,668   $     40,764,248
Liabilities:
   Payable to PHL Variable Insurance Company                  $              -    $              3   $              -
                                                              ----------------- -------------------- ----------------
         Total Net Assets                                     $      2,163,690    $     28,558,665   $     40,764,248
                                                              ================= ==================== ================
Net Assets:
   Accumulation Units                                         $      2,163,690    $     28,554,458   $     40,699,453
   Contracts in payout (annuitization period)                 $              -    $          4,207   $         64,795
                                                              ----------------- -------------------- ----------------
         Total Net Assets                                     $      2,163,690    $     28,558,665   $     40,764,248
                                                              ================= ==================== ================
                                                              ================= ==================== ================
         Units Outstanding                                           3,341,594          50,134,761         48,532,733
                                                              ================= ==================== ================
   Investment shares held                                              108,078           2,709,549          4,097,071
   Investments at cost                                        $      3,278,443    $     44,293,766   $     82,054,213

         Unit Value
             Asset Manager Option 1                           $              -    $              -   $              -
             Asset Manager Option 2                           $              -    $              -   $              -
             Freedom Edge(R)                                  $              -    $           0.59   $           0.73
             Phoenix Dimensions(R) Option 1                   $           0.66    $           0.60   $           0.68
             Phoenix Dimensions(R) Option 2                   $           0.65    $           0.59   $           0.68
             Phoenix Dimensions(R) Option 3                   $           0.65    $           0.59   $              -
             Phoenix Dimensions(R) Option 4                   $           0.65    $           0.59   $              -
             Phoenix Income Choice(R)                         $              -    $           0.60   $           1.12
             Phoenix Investor's Edge(R) Option 1              $           0.65    $           0.59   $           1.26
             Phoenix Investor's Edge(R) Option 2              $           0.65    $           0.59   $           1.25
             Phoenix Investor's Edge(R) Option 3              $           0.64    $           0.58   $           1.23
             Phoenix Investor's Edge(R) Option 4              $              -    $              -   $           1.24
             Phoenix Premium Edge(R)                          $           0.65    $           0.59   $           0.65
             Phoenix Spectrum Edge(R) Option 1                $           0.66    $           0.60   $           1.31
             Phoenix Spectrum Edge(R) Option 2                $           0.66    $           0.60   $           1.30
             Phoenix Spectrum Edge(R) Option 3                $           0.65    $           0.59   $           1.28
             Phoenix Spectrum Edge(R) Option 4                $           0.66    $           0.59   $           1.29
             Phoenix Spectrum Edge(R) + Option 1              $           0.57    $           0.55   $           0.59
             Phoenix Spectrum Edge(R) + Option 2              $           0.57    $           0.55   $           0.59
             Retirement Planner's Edge                        $           0.65    $           0.59   $           0.83
             The Big Edge Choice(R)                           $           0.65    $           0.62   $           0.78
             The Phoenix Edge(R)--VA Option 1                 $           0.66    $           0.60   $           0.84
             The Phoenix Edge(R)--VA Option 2                 $           0.66    $           0.60   $           0.82
             The Phoenix Edge(R)--VA Option 3                 $           0.65    $           0.59   $           0.80

                                                               Phoenix Dynamic
                                                               Asset Allocation
                                                              Series: Aggressive
                                                                    Growth
                                                              ------------------
Assets:
   Investments at fair value                                   $     11,002,770
                                                              ------------------
   Total Assets                                                $     11,002,770
Liabilities:
   Payable to PHL Variable Insurance Company                   $              -
                                                              ------------------
         Total Net Assets                                      $     11,002,770
                                                              ==================
Net Assets:
   Accumulation Units                                          $     11,002,770
   Contracts in payout (annuitization period)                  $              -
                                                              ------------------
         Total Net Assets                                      $     11,002,770
                                                              ==================
                                                              ==================
         Units Outstanding                                           15,730,187
                                                              ==================
   Investment shares held                                             1,556,503
   Investments at cost                                         $     17,081,472

         Unit Value
             Asset Manager Option 1                            $              -
             Asset Manager Option 2                            $              -
             Freedom Edge(R)                                   $           0.72
             Phoenix Dimensions(R) Option 1                    $           0.73
             Phoenix Dimensions(R) Option 2                    $           0.72
             Phoenix Dimensions(R) Option 3                    $              -
             Phoenix Dimensions(R) Option 4                    $           0.72
             Phoenix Income Choice(R)                          $              -
             Phoenix Investor's Edge(R) Option 1               $           0.72
             Phoenix Investor's Edge(R) Option 2               $           0.72
             Phoenix Investor's Edge(R) Option 3               $              -
             Phoenix Investor's Edge(R) Option 4               $              -
             Phoenix Premium Edge(R)                           $           0.72
             Phoenix Spectrum Edge(R) Option 1                 $           0.73
             Phoenix Spectrum Edge(R) Option 2                 $           0.73
             Phoenix Spectrum Edge(R) Option 3                 $           0.72
             Phoenix Spectrum Edge(R) Option 4                 $           0.73
             Phoenix Spectrum Edge(R) + Option 1               $           0.60
             Phoenix Spectrum Edge(R) + Option 2               $           0.60
             Retirement Planner's Edge                         $           0.72
             The Big Edge Choice(R)                            $           0.68
             The Phoenix Edge(R)--VA Option 1                  $           0.73
             The Phoenix Edge(R)--VA Option 2                  $           0.73
             The Phoenix Edge(R)--VA Option 3                  $           0.72

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2008
                                  (Continued)

                                                                                                   Phoenix Dynamic
                                                              Phoenix Dynamic  Phoenix Dynamic     Asset Allocation
                                                              Asset Allocation Asset Allocation    Series: Moderate
                                                               Series: Growth  Series: Moderate         Growth
                                                              ---------------- ----------------    ----------------
Assets:
   Investments at fair value                                  $     19,722,224 $     17,197,399    $     16,785,946
                                                              ---------------- ----------------    ----------------
   Total Assets                                               $     19,722,224 $     17,197,399    $     16,785,946
Liabilities:
   Payable to PHL Variable Insurance Company                  $             62 $              -    $              -
                                                              ---------------- ----------------    ----------------
         Total Net Assets                                     $     19,722,162 $     17,197,399    $     16,785,946
                                                              ================ ================    ================
Net Assets:
   Accumulation Units                                         $     18,591,743 $     17,197,399    $     16,785,946
   Contracts in payout (annuitization period)                 $      1,130,419 $              -    $              -
                                                              ---------------- ----------------    ----------------
         Total Net Assets                                     $     19,722,162 $     17,197,399    $     16,785,946
                                                              ================ ================    ================
                                                              ================ ================    ================
         Units Outstanding                                          26,252,934       18,778,981          20,258,848
                                                              ================ ================    ================
   Investment shares held                                            2,623,453        1,946,799           2,115,943
   Investments at cost                                        $     28,403,843 $     18,993,210    $     21,418,918

         Unit Value
             Asset Manager Option 1                           $              - $              -    $              -
             Asset Manager Option 2                           $              - $              -    $              -
             Freedom Edge(R)                                  $           0.77 $           0.92    $           0.84
             Phoenix Dimensions(R) Option 1                   $           0.78 $           0.93    $           0.85
             Phoenix Dimensions(R) Option 2                   $           0.77 $           0.92    $           0.84
             Phoenix Dimensions(R) Option 3                   $              - $              -    $              -
             Phoenix Dimensions(R) Option 4                   $           0.77 $           0.91    $           0.83
             Phoenix Income Choice(R)                         $           0.78 $              -    $              -
             Phoenix Investor's Edge(R) Option 1              $           0.77 $           0.92    $           0.84
             Phoenix Investor's Edge(R) Option 2              $           0.77 $           0.91    $           0.83
             Phoenix Investor's Edge(R) Option 3              $              - $           0.91    $           0.83
             Phoenix Investor's Edge(R) Option 4              $              - $              -    $              -
             Phoenix Premium Edge(R)                          $           0.77 $           0.92    $           0.84
             Phoenix Spectrum Edge(R) Option 1                $           0.78 $           0.93    $           0.85
             Phoenix Spectrum Edge(R) Option 2                $           0.78 $           0.93    $           0.85
             Phoenix Spectrum Edge(R) Option 3                $           0.78 $           0.92    $           0.84
             Phoenix Spectrum Edge(R) Option 4                $              - $           0.93    $              -
             Phoenix Spectrum Edge(R) + Option 1              $           0.67 $           0.85    $           0.74
             Phoenix Spectrum Edge(R) + Option 2              $           0.67 $           0.85    $           0.74
             Retirement Planner's Edge                        $           0.78 $           0.92    $           0.84
             The Big Edge Choice(R)                           $           0.75 $           0.91    $           0.82
             The Phoenix Edge(R)--VA Option 1                 $           0.79 $           0.94    $           0.86
             The Phoenix Edge(R)--VA Option 2                 $           0.78 $           0.93    $           0.85
             The Phoenix Edge(R)--VA Option 3                 $           0.78 $           0.92    $           0.84


                                                              Phoenix Growth and
                                                                Income Series
                                                              ------------------
Assets:
   Investments at fair value                                   $     54,788,607
                                                              ------------------
   Total Assets                                                $     54,788,607
Liabilities:
   Payable to PHL Variable Insurance Company                   $             88
                                                              ------------------
         Total Net Assets                                      $     54,788,519
                                                              ==================
Net Assets:
   Accumulation Units                                          $     54,548,659
   Contracts in payout (annuitization period)                  $        239,860
                                                              ------------------
         Total Net Assets                                      $     54,788,519
                                                              ==================
                                                              ==================
         Units Outstanding                                           35,718,294
                                                              ==================
   Investment shares held                                             5,798,938
   Investments at cost                                         $     65,812,775

         Unit Value
             Asset Manager Option 1                            $              -
             Asset Manager Option 2                            $           2.23
             Freedom Edge(R)                                   $           0.97
             Phoenix Dimensions(R) Option 1                    $           0.81
             Phoenix Dimensions(R) Option 2                    $           0.80
             Phoenix Dimensions(R) Option 3                    $              -
             Phoenix Dimensions(R) Option 4                    $           0.80
             Phoenix Income Choice(R)                          $           1.62
             Phoenix Investor's Edge(R) Option 1               $           1.68
             Phoenix Investor's Edge(R) Option 2               $           1.67
             Phoenix Investor's Edge(R) Option 3               $           1.65
             Phoenix Investor's Edge(R) Option 4               $           1.66
             Phoenix Premium Edge(R)                           $           1.39
             Phoenix Spectrum Edge(R) Option 1                 $           1.75
             Phoenix Spectrum Edge(R) Option 2                 $           1.73
             Phoenix Spectrum Edge(R) Option 3                 $           1.71
             Phoenix Spectrum Edge(R) Option 4                 $           1.73
             Phoenix Spectrum Edge(R) + Option 1               $           0.63
             Phoenix Spectrum Edge(R) + Option 2               $           0.63
             Retirement Planner's Edge                         $           1.52
             The Big Edge Choice(R)                            $           0.97
             The Phoenix Edge(R)--VA Option 1                  $           1.60
             The Phoenix Edge(R)--VA Option 2                  $           1.53
             The Phoenix Edge(R)--VA Option 3                  $           1.57

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2008
                                  (Continued)

                                                                                                 Phoenix Multi-
                                                              Phoenix Mid-Cap   Phoenix Money     Sector Fixed
                                                               Growth Series    Market Series    Income Series
                                                              ---------------- ---------------- ----------------
Assets:
   Investments at fair value                                  $     13,898,314 $    108,806,343 $    109,435,492
                                                              ---------------- ---------------- ----------------
   Total Assets                                               $     13,898,314 $    108,806,343 $    109,435,492
Liabilities:
   Payable to PHL Variable Insurance Company                  $              - $            248 $             94
                                                              ---------------- ---------------- ----------------
         Total Net Assets                                     $     13,898,314 $    108,806,095 $    109,435,398
                                                              ================ ================ ================
Net Assets:
   Accumulation Units                                         $     13,885,659 $    108,382,878 $    109,192,717
   Contracts in payout (annuitization period)                 $         12,655 $        423,217 $        242,681
                                                              ---------------- ---------------- ----------------
         Total Net Assets                                     $     13,898,314 $    108,806,095 $    109,435,398
                                                              ================ ================ ================
                                                              ================ ================ ================
         Units Outstanding                                          12,897,569       60,147,770       72,898,602
                                                              ================ ================ ================
   Investment shares held                                            1,499,280       10,880,635       15,923,627
   Investments at cost                                        $     23,213,871 $    108,806,343 $    144,195,470

         Unit Value
             Asset Manager Option 1                           $              - $              - $           2.33
             Asset Manager Option 2                           $              - $           2.23 $           2.29
             Freedom Edge(R)                                  $           0.79 $           1.06 $           0.96
             Phoenix Dimensions(R) Option 1                   $           0.72 $           1.09 $           0.89
             Phoenix Dimensions(R) Option 2                   $              - $           1.08 $           0.88
             Phoenix Dimensions(R) Option 3                   $              - $              - $              -
             Phoenix Dimensions(R) Option 4                   $           0.71 $           1.07 $           0.87
             Phoenix Income Choice(R)                         $           1.07 $           2.19 $           2.33
             Phoenix Income Choice(R) with GPAF               $              - $              - $              -
             Phoenix Investor's Edge(R) Option 1              $           1.26 $           2.10 $           2.21
             Phoenix Investor's Edge(R) Option 2              $           1.25 $           2.08 $           2.19
             Phoenix Investor's Edge(R) Option 3              $           1.23 $           2.06 $           2.17
             Phoenix Investor's Edge(R) Option 4              $           1.24 $           2.07 $           2.18
             Phoenix Premium Edge(R)                          $           0.81 $           2.21 $           2.40
             Phoenix Spectrum Edge(R) Option 1                $           1.31 $           2.19 $           2.30
             Phoenix Spectrum Edge(R) Option 2                $           1.30 $           2.17 $           2.28
             Phoenix Spectrum Edge(R) Option 3                $           1.28 $           2.14 $           2.25
             Phoenix Spectrum Edge(R) Option 4                $           1.29 $           2.16 $           2.27
             Phoenix Spectrum Edge(R) + Option 1              $           0.61 $           1.03 $           0.81
             Phoenix Spectrum Edge(R) + Option 2              $           0.61 $           1.03 $           0.81
             Retirement Planner's Edge                        $           1.48 $           2.32 $           2.53
             The Big Edge Choice(R)                           $           0.90 $           1.34 $           1.56
             The Phoenix Edge(R)--VA Option 1                 $           1.50 $           2.44 $           2.67
             The Phoenix Edge(R)--VA Option 2                 $           1.45 $           2.36 $           2.58
             The Phoenix Edge(R)--VA Option 3                 $           1.17 $           2.33 $           2.43

                                                               Phoenix Multi-
                                                              Sector Short Term
                                                                 Bond Series
                                                              -----------------
Assets:
   Investments at fair value                                  $     19,297,719
                                                              -----------------
   Total Assets                                               $     19,297,719
Liabilities:
   Payable to PHL Variable Insurance Company                  $              3
                                                              -----------------
         Total Net Assets                                     $     19,297,716
                                                              =================
Net Assets:
   Accumulation Units                                         $     19,287,229
   Contracts in payout (annuitization period)                 $         10,487
                                                              -----------------
         Total Net Assets                                     $     19,297,716
                                                              =================
                                                              =================
         Units Outstanding                                          19,568,107
                                                              =================
   Investment shares held                                            2,344,978
   Investments at cost                                        $     23,405,027

         Unit Value
             Asset Manager Option 1                           $              -
             Asset Manager Option 2                           $              -
             Freedom Edge(R)                                  $           0.99
             Phoenix Dimensions(R) Option 1                   $           0.94
             Phoenix Dimensions(R) Option 2                   $           0.94
             Phoenix Dimensions(R) Option 3                   $           0.94
             Phoenix Dimensions(R) Option 4                   $              -
             Phoenix Income Choice(R)                         $           1.00
             Phoenix Income Choice(R) with GPAF               $              -
             Phoenix Investor's Edge(R) Option 1              $           0.98
             Phoenix Investor's Edge(R) Option 2              $           0.97
             Phoenix Investor's Edge(R) Option 3              $           0.96
             Phoenix Investor's Edge(R) Option 4              $           0.97
             Phoenix Premium Edge(R)                          $           0.98
             Phoenix Spectrum Edge(R) Option 1                $           1.01
             Phoenix Spectrum Edge(R) Option 2                $           1.00
             Phoenix Spectrum Edge(R) Option 3                $           0.99
             Phoenix Spectrum Edge(R) Option 4                $           1.00
             Phoenix Spectrum Edge(R) + Option 1              $           0.88
             Phoenix Spectrum Edge(R) + Option 2              $           0.88
             Retirement Planner's Edge                        $           0.99
             The Big Edge Choice(R)                           $           0.98
             The Phoenix Edge(R)--VA Option 1                 $           1.02
             The Phoenix Edge(R)--VA Option 2                 $           1.00
             The Phoenix Edge(R)--VA Option 3                 $           0.99

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2008
                                  (Continued)


                                                              Phoenix Small-Cap Phoenix Strategic   Phoenix-Aberdeen
                                                                Growth Series   Allocation Series International Series
                                                              ----------------- ----------------- --------------------
Assets:
   Investments at fair value                                  $     14,652,055  $     34,612,951    $    217,410,648
                                                              ----------------- ----------------- --------------------
   Total Assets                                               $     14,652,055  $     34,612,951    $    217,410,648
Liabilities:
   Payable to PHL Variable Insurance Company                  $              -  $              1    $              9
                                                              ----------------- ----------------- --------------------
         Total Net Assets                                     $     14,652,055  $     34,612,950    $    217,410,639
                                                              ================= ================= ====================
Net Assets:
   Accumulation Units                                         $     14,601,679  $     34,463,747    $    217,159,677
   Contracts in payout (annuitization period)                 $         50,376  $        149,203    $        250,962
                                                              ----------------- ----------------- --------------------
         Total Net Assets                                     $     14,652,055  $     34,612,950    $    217,410,639
                                                              ================= ================= ====================
                                                              ================= ================= ====================
         Units Outstanding                                           5,976,815        19,732,163         150,692,046
                                                              ================= ================= ====================
   Investment shares held                                            1,537,601         3,741,516          19,872,435
   Investments at cost                                        $     23,653,065  $     52,969,155    $    317,563,440

         Unit Value
             Asset Manager Option 1                           $              -  $              -    $           3.16
             Asset Manager Option 2                           $              -  $           2.24    $              -
             Freedom Edge(R)                                  $           0.95  $           0.97    $           1.39
             Phoenix Dimensions(R) Option 1                   $           0.85  $           0.87    $           1.03
             Phoenix Dimensions(R) Option 2                   $           0.85  $           0.86    $           1.02
             Phoenix Dimensions(R) Option 3                   $              -  $              -    $           1.02
             Phoenix Dimensions(R) Option 4                   $           0.84  $              -    $           1.01
             Phoenix Income Choice(R)                         $           2.58  $           1.90    $           2.41
             Phoenix Investor's Edge(R) Option 1              $           2.51  $           1.86    $           2.62
             Phoenix Investor's Edge(R) Option 2              $           2.49  $           1.84    $           2.59
             Phoenix Investor's Edge(R) Option 3              $           2.46  $           1.82    $           2.56
             Phoenix Investor's Edge(R) Option 4              $           2.48  $           1.83    $           2.58
             Phoenix Premium Edge(R)                          $           2.52  $           1.83    $           1.63
             Phoenix Spectrum Edge(R) Option 1                $           2.60  $           1.93    $           2.72
             Phoenix Spectrum Edge(R) Option 2                $           2.58  $           1.91    $           2.69
             Phoenix Spectrum Edge(R) Option 3                $           2.55  $           1.89    $           2.67
             Phoenix Spectrum Edge(R) Option 4                $           2.57  $           1.91    $           2.68
             Phoenix Spectrum Edge(R) + Option 1              $           0.57  $           0.74    $           0.64
             Phoenix Spectrum Edge(R) + Option 2              $           0.57  $           0.73    $           0.63
             Retirement Planner's Edge                        $           2.55  $           1.96    $           1.90
             The Big Edge Choice(R)                           $           2.55  $           1.63    $           1.71
             The Phoenix Edge(R)--VA Option 1                 $           2.63  $           2.14    $           2.00
             The Phoenix Edge(R)--VA Option 2                 $           2.58  $           2.03    $           1.90
             The Phoenix Edge(R)--VA Option 3                 $           2.56  $           1.99    $           1.78

                                                                Phoenix-Duff &
                                                              Phelps Real Estate
                                                              Securities Series
                                                              ------------------
Assets:
   Investments at fair value                                   $     56,526,501
                                                              ------------------
   Total Assets                                                $     56,526,501
Liabilities:
   Payable to PHL Variable Insurance Company                   $             62
                                                              ------------------
         Total Net Assets                                      $     56,526,439
                                                              ==================
Net Assets:
   Accumulation Units                                          $     56,448,177
   Contracts in payout (annuitization period)                  $         78,262
                                                              ------------------
         Total Net Assets                                      $     56,526,439
                                                              ==================
                                                              ==================
         Units Outstanding                                           38,419,503
                                                              ==================
   Investment shares held                                             3,477,169
   Investments at cost                                         $     81,796,773

         Unit Value
             Asset Manager Option 1                            $           3.09
             Asset Manager Option 2                            $              -
             Freedom Edge(R)                                   $           1.22
             Phoenix Dimensions(R) Option 1                    $           0.77
             Phoenix Dimensions(R) Option 2                    $           0.77
             Phoenix Dimensions(R) Option 3                    $           0.77
             Phoenix Dimensions(R) Option 4                    $           0.76
             Phoenix Income Choice(R)                          $           3.31
             Phoenix Investor's Edge(R) Option 1               $           3.19
             Phoenix Investor's Edge(R) Option 2               $           3.15
             Phoenix Investor's Edge(R) Option 3               $           3.12
             Phoenix Investor's Edge(R) Option 4               $           3.14
             Phoenix Premium Edge(R)                           $           3.75
             Phoenix Spectrum Edge(R) Option 1                 $           3.32
             Phoenix Spectrum Edge(R) Option 2                 $           3.28
             Phoenix Spectrum Edge(R) Option 3                 $           3.25
             Phoenix Spectrum Edge(R) Option 4                 $           3.27
             Phoenix Spectrum Edge(R) + Option 1               $           0.54
             Phoenix Spectrum Edge(R) + Option 2               $           0.54
             Retirement Planner's Edge                         $           4.65
             The Big Edge Choice(R)                            $           2.88
             The Phoenix Edge(R)--VA Option 1                  $           4.83
             The Phoenix Edge(R)--VA Option 2                  $           4.64
             The Phoenix Edge(R)--VA Option 3                  $           4.39

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2008
                                  (Continued)

                                                               Phoenix-Sanford    Phoenix-Sanford     Phoenix-Van
                                                              Bernstein Mid-Cap Bernstein Small-Cap Kampen Comstock
                                                                Value Series       Value Series         Series
                                                              ----------------- ------------------- ----------------
Assets:
   Investments at fair value                                  $     59,954,794   $     21,403,507   $     18,338,485
                                                              ----------------- ------------------- ----------------
   Total Assets                                               $     59,954,794   $     21,403,507   $     18,338,485
Liabilities:
   Payable to PHL Variable Insurance Company                  $             54   $              -   $              1
                                                              ----------------- ------------------- ----------------
         Total Net Assets                                     $     59,954,740   $     21,403,507   $     18,338,484
                                                              ================= =================== ================
Net Assets:
   Accumulation Units                                         $     59,923,085   $     21,391,520   $     18,290,280
   Contracts in payout (annuitization period)                 $         31,655   $         11,987   $         48,204
                                                              ----------------- ------------------- ----------------
         Total Net Assets                                     $     59,954,740   $     21,403,507   $     18,338,484
                                                              ================= =================== ================
                                                              ================= =================== ================
         Units Outstanding                                          48,439,180          9,182,158         11,646,463
                                                              ================= =================== ================
   Investment shares held                                            7,940,352          2,441,533          2,384,700
   Investments at cost                                        $     94,858,282   $     36,194,885   $     29,737,490

         Unit Value
             Asset Manager Option 1                           $           2.65   $              -   $           2.01
             Asset Manager Option 2                           $              -   $              -   $           1.98
             Freedom Edge(R)                                  $           1.09   $           1.06   $           0.90
             Phoenix Dimensions(R) Option 1                   $           0.78   $           0.73   $           0.77
             Phoenix Dimensions(R) Option 2                   $           0.77   $           0.73   $           0.76
             Phoenix Dimensions(R) Option 3                   $           0.77   $              -   $           0.76
             Phoenix Dimensions(R) Option 4                   $           0.76   $           0.72   $              -
             Phoenix Income Choice(R)                         $           2.60   $           2.38   $           1.45
             Phoenix Income Choice(R) with GPAF               $              -   $              -   $              -
             Phoenix Investor's Edge(R) Option 1              $           2.40   $           2.33   $           1.60
             Phoenix Investor's Edge(R) Option 2              $           2.37   $           2.31   $           1.59
             Phoenix Investor's Edge(R) Option 3              $           2.34   $           2.28   $           1.57
             Phoenix Investor's Edge(R) Option 4              $           2.36   $           2.30   $           1.58
             Phoenix Premium Edge(R)                          $           3.11   $           2.44   $           1.49
             Phoenix Spectrum Edge(R) Option 1                $           2.49   $           2.43   $           1.67
             Phoenix Spectrum Edge(R) Option 2                $           2.47   $           2.40   $           1.65
             Phoenix Spectrum Edge(R) Option 3                $           2.44   $           2.38   $           1.63
             Phoenix Spectrum Edge(R) Option 4                $           2.46   $           2.39   $           1.65
             Phoenix Spectrum Edge(R) + Option 1              $           0.56   $           0.54   $           0.57
             Phoenix Spectrum Edge(R) + Option 2              $           0.56   $           0.54   $           0.57
             Retirement Planner's Edge                        $           3.20   $           2.54   $           1.77
             The Big Edge Choice(R)                           $           1.25   $           2.74   $           1.12
             The Phoenix Edge(R)--VA Option 1                 $           3.39   $           2.87   $           2.15
             The Phoenix Edge(R)--VA Option 2                 $           3.55   $           2.58   $           2.03
             The Phoenix Edge(R)--VA Option 3                 $           3.07   $           2.72   $           1.81

                                                                 Phoenix-Van
                                                              Kampen Equity 500
                                                                Index Series
                                                              -----------------
Assets:
   Investments at fair value                                  $     27,729,689
                                                              -----------------
   Total Assets                                               $     27,729,689
Liabilities:
   Payable to PHL Variable Insurance Company                  $             17
                                                              -----------------
         Total Net Assets                                     $     27,729,672
                                                              =================
Net Assets:
   Accumulation Units                                         $     12,903,340
   Contracts in payout (annuitization period)                 $     14,826,332
                                                              -----------------
         Total Net Assets                                     $     27,729,672
                                                              =================
                                                              =================
         Units Outstanding                                          22,214,941
                                                              =================
   Investment shares held                                            3,419,875
   Investments at cost                                        $     37,651,717

         Unit Value
             Asset Manager Option 1                           $              -
             Asset Manager Option 2                           $              -
             Freedom Edge(R)                                  $           0.87
             Phoenix Dimensions(R) Option 1                   $           0.75
             Phoenix Dimensions(R) Option 2                   $           0.75
             Phoenix Dimensions(R) Option 3                   $              -
             Phoenix Dimensions(R) Option 4                   $           0.74
             Phoenix Income Choice(R)                         $           1.43
             Phoenix Income Choice(R) with GPAF               $           1.32
             Phoenix Investor's Edge(R) Option 1              $           1.49
             Phoenix Investor's Edge(R) Option 2              $           1.47
             Phoenix Investor's Edge(R) Option 3              $           1.46
             Phoenix Investor's Edge(R) Option 4              $           1.47
             Phoenix Premium Edge(R)                          $           1.15
             Phoenix Spectrum Edge(R) Option 1                $           1.55
             Phoenix Spectrum Edge(R) Option 2                $           1.53
             Phoenix Spectrum Edge(R) Option 3                $           1.52
             Phoenix Spectrum Edge(R) Option 4                $           1.53
             Phoenix Spectrum Edge(R) + Option 1              $           0.60
             Phoenix Spectrum Edge(R) + Option 2              $           0.60
             Retirement Planner's Edge                        $           1.22
             The Big Edge Choice(R)                           $           0.90
             The Phoenix Edge(R)--VA Option 1                 $           1.27
             The Phoenix Edge(R)--VA Option 2                 $           1.22
             The Phoenix Edge(R)--VA Option 3                 $           1.20

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2008
                                  (Continued)

                                                                     PIMCO
                                                                 CommodityReal
                                                              Return/TM /Strategy  PIMCO Real Return  PIMCO Total Return
                                                              Portfolio - Advisor Portfolio - Advisor Portfolio - Advisor
                                                                     Class               Class               Class
                                                              ------------------- ------------------- -------------------
Assets:
   Investments at fair value                                   $     20,954,957    $      5,259,066    $     12,367,490
                                                              ------------------- ------------------- -------------------
   Total Assets                                                $     20,954,957    $      5,259,066    $     12,367,490
Liabilities:
   Payable to PHL Variable Insurance Company                   $              2    $              -    $              -
                                                              ------------------- ------------------- -------------------
         Total Net Assets                                      $     20,954,955    $      5,259,066    $     12,367,490
                                                              =================== =================== ===================
Net Assets:
   Accumulation Units                                          $     20,951,996    $      5,259,066    $     12,367,490
   Contracts in payout (annuitization period)                  $          2,959    $              -    $              -
                                                              ------------------- ------------------- -------------------
         Total Net Assets                                      $     20,954,955    $      5,259,066    $     12,367,490
                                                              =================== =================== ===================
                                                              =================== =================== ===================
         Units Outstanding                                           32,642,702           5,200,124          10,862,939
                                                              =================== =================== ===================
   Investment shares held                                             2,989,293             467,056           1,199,564
   Investments at cost                                         $     35,964,941    $      5,921,857    $     12,408,840

         Unit Value
             Asset Manager Option 1                            $              -    $              -    $              -
             Asset Manager Option 2                            $              -    $              -                   -
             Freedom Edge(R)                                   $           0.64    $           1.01    $           1.14
             Phoenix Dimensions(R) Option 1                    $           0.64    $           1.02    $           1.15
             Phoenix Dimensions(R) Option 2                    $           0.64    $           1.01    $           1.14
             Phoenix Dimensions(R) Option 3                    $           0.64    $              -    $           1.14
             Phoenix Dimensions(R) Option 4                    $           0.63    $           1.00    $           1.13
             Phoenix Income Choice(R)                          $           0.64    $              -    $              -
             Phoenix Investor's Edge(R) Option 1               $           0.63    $           1.01    $           1.13
             Phoenix Investor's Edge(R) Option 2               $           0.63    $           1.00    $           1.13
             Phoenix Investor's Edge(R) Option 3               $           0.63    $              -    $              -
             Phoenix Investor's Edge(R) Option 4               $              -    $              -    $              -
             Phoenix Premium Edge(R)                           $           0.64    $           1.01    $           1.14
             Phoenix Spectrum Edge(R) Option 1                 $           0.64    $           1.02    $           1.15
             Phoenix Spectrum Edge(R) Option 2                 $           0.64    $           1.02    $           1.15
             Phoenix Spectrum Edge(R) Option 3                 $           0.64    $           1.01    $           1.14
             Phoenix Spectrum Edge(R) Option 4                 $           0.64    $              -    $              -
             Phoenix Spectrum Edge(R) + Option 1               $           0.64    $           0.99    $           1.10
             Phoenix Spectrum Edge(R) + Option 2               $           0.64    $           0.99    $           1.10
             Retirement Planner's Edge                         $           0.64    $           1.01    $           1.14
             The Big Edge Choice(R)                            $           0.67    $           1.00    $           1.12
             The Phoenix Edge(R)--VA Option 1                  $           0.65    $           1.03    $           1.16
             The Phoenix Edge(R)--VA Option 2                  $           0.64    $           1.02    $           1.15
             The Phoenix Edge(R)--VA Option 3                  $           0.64    $           1.01    $           1.14

                                                                Rydex Variable
                                                                Trust Inverse
                                                               Government Long
                                                              Bond Strategy Fund
                                                              ------------------
Assets:
   Investments at fair value                                   $      1,473,505
                                                              ------------------
   Total Assets                                                $      1,473,505
Liabilities:
   Payable to PHL Variable Insurance Company                   $              -
                                                              ------------------
         Total Net Assets                                      $      1,473,505
                                                              ==================
Net Assets:
   Accumulation Units                                          $      1,472,671
   Contracts in payout (annuitization period)                  $            834
                                                              ------------------
         Total Net Assets                                      $      1,473,505
                                                              ==================
                                                              ==================
         Units Outstanding                                            2,474,619
                                                              ==================
   Investment shares held                                               108,346
   Investments at cost                                         $      2,682,920

         Unit Value
             Asset Manager Option 1                            $              -
             Asset Manager Option 2                            $              -
             Freedom Edge(R)                                   $           0.53
             Phoenix Dimensions(R) Option 1                    $              -
             Phoenix Dimensions(R) Option 2                    $              -
             Phoenix Dimensions(R) Option 3                    $              -
             Phoenix Dimensions(R) Option 4                    $              -
             Phoenix Income Choice(R)                          $           0.60
             Phoenix Investor's Edge(R) Option 1               $           0.59
             Phoenix Investor's Edge(R) Option 2               $           0.58
             Phoenix Investor's Edge(R) Option 3               $           0.58
             Phoenix Investor's Edge(R) Option 4               $           0.58
             Phoenix Premium Edge(R)                           $           0.59
             Phoenix Spectrum Edge(R) Option 1                 $           0.61
             Phoenix Spectrum Edge(R) Option 2                 $           0.60
             Phoenix Spectrum Edge(R) Option 3                 $           0.60
             Phoenix Spectrum Edge(R) Option 4                 $           0.60
             Phoenix Spectrum Edge(R) + Option 1               $              -
             Phoenix Spectrum Edge(R) + Option 2               $              -
             Retirement Planner's Edge                         $              -
             The Big Edge Choice(R)                            $              -
             The Phoenix Edge(R)--VA Option 1                  $           0.61
             The Phoenix Edge(R)--VA Option 2                  $           0.60
             The Phoenix Edge(R)--VA Option 3                  $              -

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2008
                                  (Continued)

                                                                                Rydex Variable  Sentinel Variable
                                                              Rydex Variable     Trust Sector       Products
                                                              Trust Nova Fund   Rotation Fund     Balanced Fund
                                                              ---------------- ---------------- -----------------
Assets:
   Investments at fair value                                  $        769,278 $      1,479,534 $        611,992
                                                              ---------------- ---------------- -----------------
   Total Assets                                               $        769,278 $      1,479,534 $        611,992
Liabilities:
   Payable to PHL Variable Insurance Company                  $              - $              - $              -
                                                              ---------------- ---------------- -----------------
         Total Net Assets                                     $        769,278 $      1,479,534 $        611,992
                                                              ================ ================ =================
Net Assets:
   Accumulation Units                                         $        769,278 $      1,479,534 $        611,992
   Contracts in payout (annuitization period)                 $              - $              - $              -
                                                              ---------------- ---------------- -----------------
         Total Net Assets                                     $        769,278 $      1,479,534 $        611,992
                                                              ================ ================ =================
                                                              ================ ================ =================
         Units Outstanding                                           1,040,585        1,349,804          801,855
                                                              ================ ================ =================
   Investment shares held                                              169,073          163,485           67,031
   Investments at cost                                        $      1,126,222 $      1,691,283 $        778,343

         Unit Value
             Asset Manager Option 1                           $              - $              - $              -
             Asset Manager Option 2                           $              - $              - $              -
             Freedom Edge(R)                                  $              - $           1.04 $              -
             Phoenix Dimensions(R) Option 1                   $              - $              - $              -
             Phoenix Dimensions(R) Option 2                   $              - $              - $              -
             Phoenix Dimensions(R) Option 3                   $              - $              - $              -
             Phoenix Dimensions(R) Option 4                   $              - $              - $              -
             Phoenix Income Choice(R)                         $              - $              - $              -
             Phoenix Investor's Edge(R) Option 1              $           0.73 $           1.08 $              -
             Phoenix Investor's Edge(R) Option 2              $           0.72 $           1.07 $           0.76
             Phoenix Investor's Edge(R) Option 3              $           0.72 $           1.06 $              -
             Phoenix Investor's Edge(R) Option 4              $           0.72 $              - $              -
             Phoenix Premium Edge(R)                          $           0.73 $           1.08 $           0.76
             Phoenix Spectrum Edge(R) Option 1                $           0.75 $           1.11 $           0.77
             Phoenix Spectrum Edge(R) Option 2                $           0.75 $           1.10 $           0.76
             Phoenix Spectrum Edge(R) Option 3                $           0.74 $           1.10 $              -
             Phoenix Spectrum Edge(R) Option 4                $           0.74 $           1.10 $           0.76
             Phoenix Spectrum Edge(R) + Option 1              $              - $              - $           0.76
             Phoenix Spectrum Edge(R) + Option 2              $              - $              - $              -
             Retirement Planner's Edge                        $           0.74 $           1.10 $           0.76
             The Big Edge Choice(R)                           $              - $           1.10 $           0.76
             The Phoenix Edge(R)--VA Option 1                 $           0.76 $           1.13 $           0.77
             The Phoenix Edge(R)--VA Option 2                 $           0.75 $           1.10 $           0.76
             The Phoenix Edge(R)--VA Option 3                 $              - $           1.10 $              -

                                                              Sentinel Variable
                                                                Products Bond
                                                                    Fund
                                                              -----------------
Assets:
   Investments at fair value                                  $     32,264,327
                                                              -----------------
   Total Assets                                               $     32,264,327
Liabilities:
   Payable to PHL Variable Insurance Company                  $              -
                                                              -----------------
         Total Net Assets                                     $     32,264,327
                                                              =================
Net Assets:
   Accumulation Units                                         $     32,264,327
   Contracts in payout (annuitization period)                 $              -
                                                              -----------------
         Total Net Assets                                     $     32,264,327
                                                              =================
                                                              =================
         Units Outstanding                                          31,015,378
                                                              =================
   Investment shares held                                            3,252,452
   Investments at cost                                        $     32,994,143

         Unit Value
             Asset Manager Option 1                           $              -
             Asset Manager Option 2                           $              -
             Freedom Edge(R)                                  $           1.04
             Phoenix Dimensions(R) Option 1                   $           1.04
             Phoenix Dimensions(R) Option 2                   $           1.04
             Phoenix Dimensions(R) Option 3                   $              -
             Phoenix Dimensions(R) Option 4                   $           1.03
             Phoenix Income Choice(R)                         $              -
             Phoenix Investor's Edge(R) Option 1              $           1.04
             Phoenix Investor's Edge(R) Option 2              $           1.03
             Phoenix Investor's Edge(R) Option 3              $           1.03
             Phoenix Investor's Edge(R) Option 4              $              -
             Phoenix Premium Edge(R)                          $           1.04
             Phoenix Spectrum Edge(R) Option 1                $           1.04
             Phoenix Spectrum Edge(R) Option 2                $           1.04
             Phoenix Spectrum Edge(R) Option 3                $           1.04
             Phoenix Spectrum Edge(R) Option 4                $           1.04
             Phoenix Spectrum Edge(R) + Option 1              $           1.04
             Phoenix Spectrum Edge(R) + Option 2              $           1.04
             Retirement Planner's Edge                        $           1.04
             The Big Edge Choice(R)                           $           1.04
             The Phoenix Edge(R)--VA Option 1                 $           1.05
             The Phoenix Edge(R)--VA Option 2                 $           1.04
             The Phoenix Edge(R)--VA Option 3                 $           1.04

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2008
                                  (Continued)


                                                              Sentinel Variable Sentinel Variable Sentinel Variable
                                                               Products Common  Products Mid Cap   Products Small
                                                                 Stock Fund        Growth Fund      Company Fund
                                                              ----------------- ----------------- -----------------
Assets:
   Investments at fair value                                  $     84,130,463  $        484,997  $     12,014,168
                                                              ----------------- ----------------- -----------------
   Total Assets                                               $     84,130,463  $        484,997  $     12,014,168
Liabilities:
   Payable to PHL Variable Insurance Company                  $              -  $              -  $              -
                                                              ----------------- ----------------- -----------------
         Total Net Assets                                     $     84,130,463  $        484,997  $     12,014,168
                                                              ================= ================= =================
Net Assets:
   Accumulation Units                                         $     84,130,463  $        484,997  $     12,014,168
   Contracts in payout (annuitization period)                 $              -  $              -  $              -
                                                              ----------------- ----------------- -----------------
         Total Net Assets                                     $     84,130,463  $        484,997  $     12,014,168
                                                              ================= ================= =================
                                                              ================= ================= =================
         Units Outstanding                                         124,569,025           845,739        17,901,186
                                                              ================= ================= =================
   Investment shares held                                            8,912,125            72,387         1,291,848
   Investments at cost                                        $    113,755,237  $        822,182  $     16,280,201

         Unit Value
             Asset Manager Option 1                           $              -  $              -  $              -
             Asset Manager Option 2                           $              -  $              -  $              -
             Freedom Edge(R)                                  $           0.67  $           0.57  $           0.67
             Phoenix Dimensions(R) Option 1                   $           0.68  $              -  $           0.67
             Phoenix Dimensions(R) Option 2                   $           0.67  $              -  $           0.67
             Phoenix Dimensions(R) Option 3                   $           0.67  $              -  $           0.67
             Phoenix Dimensions(R) Option 4                   $           0.67  $           0.57  $           0.67
             Phoenix Income Choice(R)                         $              -  $              -  $              -
             Phoenix Investor's Edge(R) Option 1              $           0.67  $           0.57  $           0.67
             Phoenix Investor's Edge(R) Option 2              $           0.67  $           0.57  $           0.67
             Phoenix Investor's Edge(R) Option 3              $           0.67  $           0.57  $           0.67
             Phoenix Investor's Edge(R) Option 4              $              -  $              -  $              -
             Phoenix Premium Edge(R)                          $           0.67  $           0.57  $           0.67
             Phoenix Spectrum Edge(R) Option 1                $           0.68  $           0.58  $           0.67
             Phoenix Spectrum Edge(R) Option 2                $           0.68  $           0.57  $           0.67
             Phoenix Spectrum Edge(R) Option 3                $           0.67  $           0.57  $           0.67
             Phoenix Spectrum Edge(R) Option 4                $           0.68  $              -  $              -
             Phoenix Spectrum Edge(R) + Option 1              $           0.68  $           0.57  $           0.67
             Phoenix Spectrum Edge(R) + Option 2              $           0.68  $           0.57  $           0.67
             Retirement Planner's Edge                        $           0.67  $           0.57  $           0.67
             The Big Edge Choice(R)                           $           0.68  $           0.57  $           0.67
             The Phoenix Edge(R)--VA Option 1                 $           0.68  $           0.58  $           0.68
             The Phoenix Edge(R)--VA Option 2                 $           0.68  $           0.57  $           0.67
             The Phoenix Edge(R)--VA Option 3                 $           0.68  $              -  $              -

                                                                 Summit S&P
                                                                 MidCap 400
                                                              Index Portfolio -
                                                               Class I Shares
                                                              -----------------
Assets:
   Investments at fair value                                  $         91,139
                                                              -----------------
   Total Assets                                               $         91,139
Liabilities:
   Payable to PHL Variable Insurance Company                  $              -
                                                              -----------------
         Total Net Assets                                     $         91,139
                                                              =================
Net Assets:
   Accumulation Units                                         $         91,139
   Contracts in payout (annuitization period)                 $              -
                                                              -----------------
         Total Net Assets                                     $         91,139
                                                              =================
                                                              =================
         Units Outstanding                                             130,874
                                                              =================
   Investment shares held                                                2,256
   Investments at cost                                        $        103,231

         Unit Value
             Asset Manager Option 1                           $              -
             Asset Manager Option 2                           $              -
             Freedom Edge(R)                                  $              -
             Phoenix Dimensions(R) Option 1                   $              -
             Phoenix Dimensions(R) Option 2                   $           0.70
             Phoenix Dimensions(R) Option 3                   $              -
             Phoenix Dimensions(R) Option 4                   $              -
             Phoenix Income Choice(R)                         $              -
             Phoenix Investor's Edge(R) Option 1              $              -
             Phoenix Investor's Edge(R) Option 2              $              -
             Phoenix Investor's Edge(R) Option 3              $              -
             Phoenix Investor's Edge(R) Option 4              $              -
             Phoenix Premium Edge(R)                          $           0.70
             Phoenix Spectrum Edge(R) Option 1                $           0.70
             Phoenix Spectrum Edge(R) Option 2                $              -
             Phoenix Spectrum Edge(R) Option 3                $              -
             Phoenix Spectrum Edge(R) Option 4                $              -
             Phoenix Spectrum Edge(R) + Option 1              $              -
             Phoenix Spectrum Edge(R) + Option 2              $              -
             Retirement Planner's Edge                        $              -
             The Big Edge Choice(R)                           $           0.70
             The Phoenix Edge(R)--VA Option 1                 $              -
             The Phoenix Edge(R)--VA Option 2                 $              -
             The Phoenix Edge(R)--VA Option 3                 $              -

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2008
                                  (Continued)

                                                                  Templeton                           Templeton
                                                              Developing Markets Templeton Foreign  Global Asset
                                                              Securities Fund -  Securities Fund - Allocation Fund
                                                                   Class 2            Class 2         - Class 2
                                                              ------------------ ----------------- ----------------
Assets:
   Investments at fair value                                   $      4,298,424  $     17,637,753  $      3,108,772
                                                              ------------------ ----------------- ----------------
   Total Assets                                                $      4,298,424  $     17,637,753  $      3,108,772
Liabilities:
   Payable to PHL Variable Insurance Company                   $              -  $              1  $              -
                                                              ------------------ ----------------- ----------------
         Total Net Assets                                      $      4,298,424  $     17,637,752  $      3,108,772
                                                              ================== ================= ================
Net Assets:
   Accumulation Units                                          $      4,297,380  $     17,564,327  $      3,108,772
   Contracts in payout (annuitization period)                  $          1,044  $         73,425  $              -
                                                              ------------------ ----------------- ----------------
         Total Net Assets                                      $      4,298,424  $     17,637,752  $      3,108,772
                                                              ================== ================= ================
                                                              ================== ================= ================
         Units Outstanding                                            4,472,555        10,088,147         1,850,910
                                                              ================== ================= ================
   Investment shares held                                               711,660         1,639,196           367,034
   Investments at cost                                         $      7,944,664  $     23,047,319  $      6,846,135

         Unit Value
             Asset Manager Option 1                            $              -  $           2.62  $              -
             Asset Manager Option 2                            $              -  $              -  $              -
             Freedom Edge(R)                                   $           0.63  $           1.17  $              -
             Phoenix Dimensions(R) Option 1                    $           0.63  $           0.90  $              -
             Phoenix Dimensions(R) Option 2                    $           0.63  $           0.89  $              -
             Phoenix Dimensions(R) Option 3                    $           0.63  $           0.89  $              -
             Phoenix Dimensions(R) Option 4                    $           0.63  $           0.88  $              -
             Phoenix Income Choice(R)                          $           3.22  $           1.97  $              -
             Phoenix Investor's Edge(R) Option 1               $           0.63  $           2.13  $              -
             Phoenix Investor's Edge(R) Option 2               $           0.63  $           2.11  $              -
             Phoenix Investor's Edge(R) Option 3               $              -  $           2.09  $              -
             Phoenix Investor's Edge(R) Option 4               $              -  $           2.10  $              -
             Phoenix Premium Edge(R)                           $           2.53  $           1.66  $           2.30
             Phoenix Spectrum Edge(R) Option 1                 $           0.64  $           2.22  $              -
             Phoenix Spectrum Edge(R) Option 2                 $           0.63  $           2.20  $              -
             Phoenix Spectrum Edge(R) Option 3                 $           0.63  $           2.17  $              -
             Phoenix Spectrum Edge(R) Option 4                 $           0.63  $           2.19  $              -
             Phoenix Spectrum Edge(R) + Option 1               $           0.54  $           0.62  $              -
             Phoenix Spectrum Edge(R) + Option 2               $           0.54  $           0.62  $              -
             Retirement Planner's Edge                         $           2.19  $           1.90  $           2.61
             The Big Edge Choice(R)                            $           0.81  $           1.20  $           1.62
             The Phoenix Edge(R)--VA Option 1                  $           2.65  $           1.96  $           2.76
             The Phoenix Edge(R)--VA Option 2                  $           2.57  $           1.95  $           2.70
             The Phoenix Edge(R)--VA Option 3                  $           2.20  $           1.79  $           2.37

                                                                  Templeton
                                                                   Growth
                                                              Securities Fund -
                                                                   Class 2
                                                              -----------------
Assets:
   Investments at fair value                                  $     52,858,459
                                                              -----------------
   Total Assets                                               $     52,858,459
Liabilities:
   Payable to PHL Variable Insurance Company                  $              1
                                                              -----------------
         Total Net Assets                                     $     52,858,458
                                                              =================
Net Assets:
   Accumulation Units                                         $     52,817,788
   Contracts in payout (annuitization period)                 $         40,670
                                                              -----------------
         Total Net Assets                                     $     52,858,458
                                                              =================
                                                              =================
         Units Outstanding                                          55,486,143
                                                              =================
   Investment shares held                                            6,446,152
   Investments at cost                                        $     85,049,268

         Unit Value
             Asset Manager Option 1                           $              -
             Asset Manager Option 2                           $           2.15
             Freedom Edge(R)                                  $           0.97
             Phoenix Dimensions(R) Option 1                   $           0.75
             Phoenix Dimensions(R) Option 2                   $           0.74
             Phoenix Dimensions(R) Option 3                   $           0.74
             Phoenix Dimensions(R) Option 4                   $           0.74
             Phoenix Income Choice(R)                         $           1.76
             Phoenix Investor's Edge(R) Option 1              $           1.77
             Phoenix Investor's Edge(R) Option 2              $           1.75
             Phoenix Investor's Edge(R) Option 3              $           1.74
             Phoenix Investor's Edge(R) Option 4              $           1.75
             Phoenix Premium Edge(R)                          $           1.70
             Phoenix Spectrum Edge(R) Option 1                $           1.84
             Phoenix Spectrum Edge(R) Option 2                $           1.82
             Phoenix Spectrum Edge(R) Option 3                $           1.81
             Phoenix Spectrum Edge(R) Option 4                $              -
             Phoenix Spectrum Edge(R) + Option 1              $           0.54
             Phoenix Spectrum Edge(R) + Option 2              $           0.54
             Retirement Planner's Edge                        $           2.03
             The Big Edge Choice(R)                           $           1.21
             The Phoenix Edge(R)--VA Option 1                 $           2.18
             The Phoenix Edge(R)--VA Option 2                 $           2.16
             The Phoenix Edge(R)--VA Option 3                 $           1.89

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2008
                                  (Continued)


                                                                 Van Kampen UIF
                                                               Equity and Income        Wanger              Wanger
                                                              Portfolio - Class II   International   International Select
                                                              -------------------- ----------------- --------------------
Assets:
   Investments at fair value                                    $        694,452   $      75,698,035   $     10,006,445
                                                              -------------------- ----------------- --------------------
   Total Assets                                                 $        694,452   $      75,698,035   $     10,006,445
Liabilities:
   Payable to PHL Variable Insurance Company                    $              -   $              58   $              -
                                                              -------------------- ----------------- --------------------
         Total Net Assets                                       $        694,452   $      75,697,977   $     10,006,445
                                                              ==================== ================= ====================
Net Assets:
   Accumulation Units                                           $        694,452   $      75,619,267   $     10,002,097
   Contracts in payout (annuitization period)                   $              -   $          78,710   $          4,348
                                                              -------------------- ----------------- --------------------
         Total Net Assets                                       $        694,452   $      75,697,977   $     10,006,445
                                                              ==================== ================= ====================
                                                              ==================== ================= ====================
         Units Outstanding                                               856,966          41,941,260          4,583,672
                                                              ==================== ================= ====================
   Investment shares held                                                 64,480           3,658,679            833,174
   Investments at cost                                          $        898,708   $      88,843,203   $     14,159,446

         Unit Value
             Asset Manager Option 1                             $              -   $            3.74   $              -
             Asset Manager Option 2                             $              -   $               -   $              -
             Freedom Edge(R)                                    $              -   $            1.57   $           1.52
             Phoenix Dimensions(R) Option 1                     $           0.84   $            0.98   $           1.03
             Phoenix Dimensions(R) Option 2                     $              -   $            0.97   $           1.02
             Phoenix Dimensions(R) Option 3                     $              -   $            0.97   $              -
             Phoenix Dimensions(R) Option 4                     $              -   $            0.96   $           1.01
             Phoenix Income Choice(R)                           $              -   $            2.74   $              -
             Phoenix Investor's Edge(R) Option 1                $           0.83   $            3.19   $           2.94
             Phoenix Investor's Edge(R) Option 2                $           0.82   $            3.16   $           2.91
             Phoenix Investor's Edge(R) Option 3                $              -   $            3.13   $           2.88
             Phoenix Investor's Edge(R) Option 4                $              -   $            3.15   $           2.90
             Phoenix Premium Edge(R)                            $           0.83   $            1.81   $           1.84
             Phoenix Spectrum Edge(R) Option 1                  $           0.84   $            3.32   $           3.06
             Phoenix Spectrum Edge(R) Option 2                  $           0.84   $            3.29   $           3.03
             Phoenix Spectrum Edge(R) Option 3                  $              -   $            3.25   $           3.00
             Phoenix Spectrum Edge(R) Option 4                  $              -   $            3.27   $           3.02
             Phoenix Spectrum Edge(R) + Option 1                $           0.73   $            0.56   $           0.60
             Phoenix Spectrum Edge(R) + Option 2                $           0.73   $            0.55   $           0.60
             Retirement Planner's Edge                          $           0.83   $            2.79   $           3.12
             The Big Edge Choice(R)                             $           0.80   $            3.12   $           1.91
             The Phoenix Edge(R) --VA Option 1                  $           0.84   $            2.93   $           3.26
             The Phoenix Edge(R)--VA Option 2                   $           0.84   $            2.77   $           3.09
             The Phoenix Edge(R)--VA Option 3                   $           0.83   $            2.74   $           3.06


                                                                Wanger Select
                                                              ------------------
Assets:
   Investments at fair value                                  $       11,105,067
                                                              ------------------
   Total Assets                                               $       11,105,067
Liabilities:
   Payable to PHL Variable Insurance Company                  $                -
                                                              ------------------
         Total Net Assets                                     $       11,105,067
                                                              ==================
Net Assets:
   Accumulation Units                                         $       11,096,532
   Contracts in payout (annuitization period)                 $            8,535
                                                              ------------------
         Total Net Assets                                     $       11,105,067
                                                              ==================
                                                              ==================
         Units Outstanding                                             5,869,760
                                                              ==================
   Investment shares held                                                800,653
   Investments at cost                                        $       13,406,331

         Unit Value
             Asset Manager Option 1                           $                -
             Asset Manager Option 2                           $                -
             Freedom Edge(R)                                  $             0.86
             Phoenix Dimensions(R) Option 1                   $             0.73
             Phoenix Dimensions(R) Option 2                   $             0.72
             Phoenix Dimensions(R) Option 3                   $                -
             Phoenix Dimensions(R) Option 4                   $             0.71
             Phoenix Income Choice(R)                         $             2.10
             Phoenix Investor's Edge(R) Option 1              $             1.99
             Phoenix Investor's Edge(R) Option 2              $             1.97
             Phoenix Investor's Edge(R) Option 3              $             1.95
             Phoenix Investor's Edge(R) Option 4              $             1.96
             Phoenix Premium Edge(R)                          $             2.09
             Phoenix Spectrum Edge(R) Option 1                $             2.07
             Phoenix Spectrum Edge(R) Option 2                $             2.05
             Phoenix Spectrum Edge(R) Option 3                $             2.02
             Phoenix Spectrum Edge(R) Option 4                $             2.04
             Phoenix Spectrum Edge(R) + Option 1              $             0.48
             Phoenix Spectrum Edge(R) + Option 2              $             0.47
             Retirement Planner's Edge                        $             2.63
             The Big Edge Choice(R)                           $             1.53
             The Phoenix Edge(R) --VA Option 1                $             2.68
             The Phoenix Edge(R)--VA Option 2                 $             2.55
             The Phoenix Edge(R)--VA Option 3                 $             2.48

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2008
                                  (Continued)


                                                                  Wanger USA
                                                               ----------------
 Assets:
    Investments at fair value                                  $     44,006,137
                                                               ----------------
    Total Assets                                               $     44,006,137
 Liabilities:
    Payable to PHL Variable Insurance Company                  $              1
                                                               ----------------
          Total Net Assets                                     $     44,006,136
                                                               ================
 Net Assets:
    Accumulation Units                                         $     43,900,126
    Contracts in payout (annuitization period)                 $        106,010
                                                               ----------------
          Total Net Assets                                     $     44,006,136
                                                               ================
                                                               ================
          Units Outstanding                                          20,051,952
                                                               ================
    Investment shares held                                            2,280,109
    Investments at cost                                        $     43,321,496

          Unit Value
              Asset Manager Option 1                           $           2.61
              Asset Manager Option 2                           $              -
              Freedom Edge(R)                                  $           0.96
              Phoenix Dimensions(R) Option 1                   $           0.72
              Phoenix Dimensions(R) Option 2                   $           0.71
              Phoenix Dimensions(R) Option 3                   $           0.71
              Phoenix Dimensions(R) Option 4                   $           0.71
              Phoenix Income Choice(R)                         $           1.99
              Phoenix Investor's Edge(R) Option 1              $           2.04
              Phoenix Investor's Edge(R) Option 2              $           2.01
              Phoenix Investor's Edge(R) Option 3              $           1.99
              Phoenix Investor's Edge(R) Option 4              $           2.01
              Phoenix Premium Edge(R)                          $           2.28
              Phoenix Spectrum Edge(R) Option 1                $           2.12
              Phoenix Spectrum Edge(R) Option 2                $           2.10
              Phoenix Spectrum Edge(R) Option 3                $           2.07
              Phoenix Spectrum Edge(R) Option 4                $              -
              Phoenix Spectrum Edge(R) + Option 1              $           0.57
              Phoenix Spectrum Edge(R) + Option 2              $           0.57
              Retirement Planner's Edge                        $           2.25
              The Big Edge Choice(R)                           $           2.26
              The Phoenix Edge(R)--VA Option 1                 $           2.34
              The Phoenix Edge(R)--VA Option 2                 $           2.25
              The Phoenix Edge(R)--VA Option 3                 $           2.25

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2008


                                                        AIM V.I. Capital   AIM V.I. Core Equity  AIM V.I. Mid Cap
                                                       Appreciation Fund -   Fund - Series I    Core Equity Fund -
                                                         Series I Shares          Shares         Series I Shares
                                                       ------------------- -------------------- ------------------
Income:
   Dividends                                            $              -     $        233,058    $         76,865
Expenses:
   Mortality and expense fees                                    586,163              134,652              65,725
   Administrative fees                                            63,072               14,317               6,700
                                                       ------------------- -------------------- ------------------
Net investment income (loss)                                    (649,235)              84,089               4,440
                                                       ------------------- -------------------- ------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                    96,628               23,343             (56,248)
   Realized gain distributions                                         -                    -             558,986
                                                       ------------------- -------------------- ------------------
   Realized gain (loss)                                           96,628               23,343             502,738
                                                       ------------------- -------------------- ------------------

Change in unrealized appreciation (depreciation)
   during the year                                           (26,798,272)          (4,052,275)         (2,243,835)
                                                       ------------------- -------------------- ------------------
Net increase (decrease) in net assets from operations   $    (27,350,879)    $     (3,944,843)   $     (1,736,657)
                                                       =================== ==================== ==================

                                                                            AllianceBernstein
                                                        AllianceBernstein       VPS Wealth
                                                          VPS Balanced         Appreciation       DWS Equity 500
                                                         Wealth Strategy   Strategy Portfolio -  Index Fund VIP -
                                                       Portfolio - Class B       Class B             Class A
                                                       ------------------- -------------------- ------------------
Income:
   Dividends                                            $         27,306     $          6,182    $      1,631,062
Expenses:
   Mortality and expense fees                                     13,075                4,605             791,083
   Administrative fees                                             1,236                  584              81,234
                                                       ------------------- -------------------- ------------------
Net investment income (loss)                                      12,995                  993             758,745
                                                       ------------------- -------------------- ------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                   (37,327)             (82,156)           (257,139)
   Realized gain distributions                                     8,580               92,574                   -
                                                       ------------------- -------------------- ------------------
   Realized gain (loss)                                          (28,747)              10,418            (257,139)
                                                       ------------------- -------------------- ------------------

Change in unrealized appreciation (depreciation)
   during the year                                              (436,662)            (247,864)        (30,219,249)
                                                       ------------------- -------------------- ------------------
Net increase (decrease) in net assets from operations   $       (452,414)    $       (236,453)   $    (29,717,643)
                                                       =================== ==================== ==================

                                                          Alger American
                                                       Capital Appreciation
                                                       Portfolio - Class O
                                                              Shares
                                                       --------------------
Income:
   Dividends                                             $              -
Expenses:
   Mortality and expense fees                                     141,109
   Administrative fees                                             14,157
                                                       --------------------
Net investment income (loss)                                     (155,266)
                                                       --------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                  1,456,101
   Realized gain distributions                                          -
                                                       --------------------
   Realized gain (loss)                                         1,456,101
                                                       --------------------

Change in unrealized appreciation (depreciation)
   during the year                                             (7,907,374)
                                                       --------------------
Net increase (decrease) in net assets from operations    $     (6,606,539)
                                                       ====================




                                                          DWS Small Cap
                                                       Index VIP - Class A
                                                       --------------------
Income:
   Dividends                                             $              -
Expenses:
   Mortality and expense fees                                       1,181
   Administrative fees                                                104
                                                       --------------------
Net investment income (loss)                                       (1,285)
                                                       --------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                    (61,870)
   Realized gain distributions                                          -
                                                       --------------------
   Realized gain (loss)                                           (61,870)
                                                       --------------------

Change in unrealized appreciation (depreciation)
   during the year                                                (42,564)
                                                       --------------------
Net increase (decrease) in net assets from operations    $       (105,719)
                                                       ====================

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2008
                                  (Continued)


                                                                               Federated High     Fidelity(R) VIP
                                                         Federated Fund for      Income Bond       Contrafund(R)
                                                          U.S. Government     Fund II - Primary Portfolio - Service
                                                           Securities II           Shares              Class
                                                       ---------------------- ----------------- -------------------
Income:
   Dividends                                              $     10,207,947    $      1,717,131   $        633,154
Expenses:
   Mortality and expense fees                                    2,370,074             201,640            969,860
   Administrative fees                                             254,116              20,182             98,964
                                                       ---------------------- ----------------- -------------------
Net investment income (loss)                                     7,583,757           1,495,309           (435,670)
                                                       ---------------------- ----------------- -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                      53,287          (1,054,956)        (6,770,504)
   Realized gain distributions                                           -                   -          2,553,519
                                                       ---------------------- ----------------- -------------------
   Realized gain (loss)                                             53,287          (1,054,956)        (4,216,985)
                                                       ---------------------- ----------------- -------------------

Change in unrealized appreciation (depreciation)
   during the year                                              (1,945,363)         (4,630,113)       (37,802,484)
                                                       ---------------------- ----------------- -------------------
Net increase (decrease) in net assets from operations     $      5,691,681    $     (4,189,760)  $    (42,455,139)
                                                       ====================== ================= ===================

                                                                               Fidelity(R) VIP
                                                       Fidelity(R) VIP Growth Investment Grade   Franklin Flex Cap
                                                        Portfolio - Service   Bond Portfolio -   Growth Securities
                                                               Class            Service Class     Fund - Class 2
                                                       ---------------------- ----------------- -------------------
Income:
   Dividends                                              $        202,674    $      1,202,333   $             37
Expenses:
   Mortality and expense fees                                      346,168             462,848                567
   Administrative fees                                              36,793              47,665                 53
                                                       ---------------------- ----------------- -------------------
Net investment income (loss)                                      (180,287)            691,820               (583)
                                                       ---------------------- ----------------- -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                     601,448             (67,275)            (7,516)
   Realized gain distributions                                           -              23,762                  -
                                                       ---------------------- ----------------- -------------------
   Realized gain (loss)                                            601,448             (43,513)            (7,516)
                                                       ---------------------- ----------------- -------------------

Change in unrealized appreciation (depreciation)
   during the year                                             (17,964,808)         (2,699,398)           (10,877)
                                                       ---------------------- ----------------- -------------------
Net increase (decrease) in net assets from operations     $    (17,543,647)   $     (2,051,091)  $        (18,976)
                                                       ====================== ================= ===================

                                                       Fidelity(R) VIP Growth
                                                           Opportunities
                                                        Portfolio - Service
                                                               Class
                                                       ----------------------
Income:
   Dividends                                              $        445,062
Expenses:
   Mortality and expense fees                                    1,110,987
   Administrative fees                                             117,116
                                                       ----------------------
Net investment income (loss)                                      (783,041)
                                                       ----------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                    (300,108)
   Realized gain distributions                                           -
                                                       ----------------------
   Realized gain (loss)                                           (300,108)
                                                       ----------------------

Change in unrealized appreciation (depreciation)
   during the year                                             (71,122,822)
                                                       ----------------------
Net increase (decrease) in net assets from operations     $    (72,205,971)
                                                       ======================


                                                          Franklin Income
                                                         Securities Fund -
                                                              Class 2
                                                       ----------------------
Income:
   Dividends                                              $      2,913,192
Expenses:
   Mortality and expense fees                                      705,025
   Administrative fees                                              65,719
                                                       ----------------------
Net investment income (loss)                                     2,142,448
                                                       ----------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                  (1,665,181)
   Realized gain distributions                                   1,219,820
                                                       ----------------------
   Realized gain (loss)                                           (445,361)
                                                       ----------------------

Change in unrealized appreciation (depreciation)
   during the year                                             (21,064,772)
                                                       ----------------------
Net increase (decrease) in net assets from operations     $    (19,367,685)
                                                       ======================

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2008
                                  (Continued)


                                                       Lazard Retirement                     Lord Abbett Growth
                                                        U.S. Small Cap    Lord Abbett Bond       and Income
                                                       Equity Portfolio  Debenture Portfolio    Portfolio -
                                                        Service Shares    - Class VC Shares   Class VC Shares
                                                       ----------------- ------------------- ------------------
Income:
   Dividends                                           $              -   $        669,056    $      1,914,431
Expenses:
   Mortality and expense fees                                    27,017            160,645           1,506,578
   Administrative fees                                            2,757             15,765             161,508
                                                       ----------------- ------------------- ------------------
Net investment income (loss)                                    (29,774)           492,646             246,345
                                                       ----------------- ------------------- ------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                 (298,561)          (361,527)         (3,532,840)
   Realized gain distributions                                        -             25,415             448,182
                                                       ----------------- ------------------- ------------------
   Realized gain (loss)                                        (298,561)          (336,112)         (3,084,658)
                                                       ----------------- ------------------- ------------------

Change in unrealized appreciation (depreciation)
   during the year                                             (564,336)        (2,519,561)        (55,386,667)
                                                       ----------------- ------------------- ------------------
Net increase (decrease) in net assets from operations  $       (892,671)  $     (2,363,027)   $    (58,224,980)
                                                       ================= =================== ==================

                                                                                              Neuberger Berman
                                                         Mutual Shares    Neuberger Berman     AMT Small Cap
                                                       Securities Fund -    AMT Guardian     Growth Portfolio -
                                                            Class 2      Portfolio - S Class      S Class
                                                       ----------------- ------------------- ------------------
Income:
   Dividends                                           $      2,400,600   $        263,652    $              -
Expenses:
   Mortality and expense fees                                   985,988            481,713               1,192
   Administrative fees                                           94,732             49,938                 118
                                                       ----------------- ------------------- ------------------
Net investment income (loss)                                  1,319,880           (267,999)             (1,310)
                                                       ----------------- ------------------- ------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares               (2,250,167)           (52,047)            (18,009)
   Realized gain distributions                                3,414,457          2,015,962               3,576
                                                       ----------------- ------------------- ------------------
   Realized gain (loss)                                       1,164,290          1,963,915             (14,433)
                                                       ----------------- ------------------- ------------------

Change in unrealized appreciation (depreciation)
   during the year                                          (37,532,895)       (21,840,075)            (24,816)
                                                       ----------------- ------------------- ------------------
Net increase (decrease) in net assets from operations  $    (35,048,725)  $    (20,144,159)   $        (40,559)
                                                       ================= =================== ==================

                                                          Lord Abbett Mid
                                                       Cap Value Portfolio -
                                                          Class VC Shares
                                                       ---------------------
Income:
   Dividends                                             $        125,465
Expenses:
   Mortality and expense fees                                     140,735
   Administrative fees                                             14,171
                                                       ---------------------
Net investment income (loss)                                      (29,441)
                                                       ---------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                 (1,142,922)
   Realized gain distributions                                    419,252
                                                       ---------------------
   Realized gain (loss)                                          (723,670)
                                                       ---------------------

Change in unrealized appreciation (depreciation)
   during the year                                             (4,833,860)
                                                       ---------------------
Net increase (decrease) in net assets from operations    $     (5,586,971)
                                                       =====================

                                                            Oppenheimer
                                                       Capital Appreciation
                                                         Fund/VA - Service
                                                              Shares
                                                       ---------------------
Income:
   Dividends                                             $              -
Expenses:
   Mortality and expense fees                                       9,894
   Administrative fees                                                965
                                                       ---------------------
Net investment income (loss)                                      (10,859)
                                                       ---------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                    (68,589)
   Realized gain distributions                                          -
                                                       ---------------------
   Realized gain (loss)                                           (68,589)
                                                       ---------------------

Change in unrealized appreciation (depreciation)
   during the year                                               (351,459)
                                                       ---------------------
Net increase (decrease) in net assets from operations    $       (430,907)
                                                       =====================

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2008
                                  (Continued)


                                                          Oppenheimer        Oppenheimer Main
                                                       Global Securities     Street Small Cap
                                                       Fund/VA - Service   Fund(R)/VA - Service Phoenix Capital
                                                            Shares                Shares         Growth Series
                                                       -----------------   -------------------- ----------------
Income:
   Dividends                                           $         27,865      $         57,058   $         20,527
Expenses:
   Mortality and expense fees                                    29,673               327,828            745,042
   Administrative fees                                            2,821                33,964             78,428
                                                       -----------------   -------------------- ----------------
Net investment income (loss)                                     (4,629)             (304,734)          (802,943)
                                                       -----------------   -------------------- ----------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                  (97,437)              (77,727)        (3,804,812)
   Realized gain distributions                                  149,422             1,186,600                  -
                                                       -----------------   -------------------- ----------------
   Realized gain (loss)                                          51,985             1,108,873         (3,804,812)
                                                       -----------------   -------------------- ----------------

Change in unrealized appreciation (depreciation)
   during the year                                           (1,155,946)          (14,425,358)       (27,295,979)
                                                       -----------------   -------------------- ----------------
Net increase (decrease) in net assets from operations  $     (1,108,590)     $    (13,621,219)  $    (31,903,734)
                                                       =================   ==================== ================

                                                                                                Phoenix Dynamic
                                                        Phoenix Dynamic      Phoenix Dynamic    Asset Allocation
                                                       Asset Allocation      Asset Allocation   Series: Moderate
                                                        Series: Growth       Series: Moderate        Growth
                                                       -----------------   -------------------- ----------------
Income:
   Dividends                                           $        519,872      $        327,080   $        439,611
Expenses:
   Mortality and expense fees                                   321,633               126,884            210,839
   Administrative fees                                           29,604                12,357             20,555
                                                       -----------------   -------------------- ----------------
Net investment income (loss)                                    168,635               187,839            208,217
                                                       -----------------   -------------------- ----------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                 (423,763)             (160,249)          (502,955)
   Realized gain distributions                                  280,865               208,000            494,082
                                                       -----------------   -------------------- ----------------
   Realized gain (loss)                                        (142,898)               47,751             (8,873)
                                                       -----------------   -------------------- ----------------

Change in unrealized appreciation (depreciation)
   during the year                                           (9,645,089)           (2,016,576)        (5,314,359)
                                                       -----------------   -------------------- ----------------
Net increase (decrease) in net assets from operations  $     (9,619,352)     $     (1,780,986)  $     (5,115,015)
                                                       =================   ==================== ================

                                                        Phoenix Dynamic
                                                        Asset Allocation
                                                       Series: Aggressive
                                                             Growth
                                                       ------------------
Income:
   Dividends                                            $        248,661
Expenses:
   Mortality and expense fees                                    195,238
   Administrative fees                                            20,227
                                                       ------------------
Net investment income (loss)                                      33,196
                                                       ------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                  (603,402)
   Realized gain distributions                                   161,463
                                                       ------------------
   Realized gain (loss)                                         (441,939)
                                                       ------------------

Change in unrealized appreciation (depreciation)
   during the year                                            (7,071,960)
                                                       ------------------
Net increase (decrease) in net assets from operations   $     (7,480,703)
                                                       ==================



                                                       Phoenix Growth and
                                                         Income Series
                                                       ------------------
Income:
   Dividends                                            $      1,008,567
Expenses:
   Mortality and expense fees                                    913,698
   Administrative fees                                            97,315
                                                       ------------------
Net investment income (loss)                                      (2,446)
                                                       ------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                  (490,919)
   Realized gain distributions                                 1,005,132
                                                       ------------------
   Realized gain (loss)                                          514,213
                                                       ------------------

Change in unrealized appreciation (depreciation)
   during the year                                           (33,600,877)
                                                       ------------------
Net increase (decrease) in net assets from operations   $    (33,089,110)
                                                       ==================

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2008
                                  (Continued)


                                                                                              Phoenix Multi-
                                                        Phoenix Mid-Cap    Phoenix Money       Sector Fixed
                                                         Growth Series     Market Series      Income Series
                                                       ----------------- ----------------- --------------------
Income:
   Dividends                                           $              -  $      2,203,267    $      9,517,277
Expenses:
   Mortality and expense fees                                   276,726         1,266,358           1,492,603
   Administrative fees                                           29,066           126,675             153,494
                                                       ----------------- ----------------- --------------------
Net investment income (loss)                                   (305,792)          810,234           7,871,180
                                                       ----------------- ----------------- --------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                 (380,281)                -          (2,173,667)
   Realized gain distributions                                        -                 -                   -
                                                       ----------------- ----------------- --------------------
   Realized gain (loss)                                        (380,281)                -          (2,173,667)
                                                       ----------------- ----------------- --------------------

Change in unrealized appreciation (depreciation)
   during the year                                          (11,823,044)                -         (31,132,114)
                                                       ----------------- ----------------- --------------------
Net increase (decrease) in net assets from operations  $    (12,509,117) $        810,234    $    (25,434,601)
                                                       ================= ================= ====================


                                                       Phoenix Small-Cap Phoenix Strategic   Phoenix-Aberdeen
                                                         Growth Series   Allocation Series International Series
                                                       ----------------- ----------------- --------------------
Income:
   Dividends                                           $              -  $      1,404,668    $      5,754,745
Expenses:
   Mortality and expense fees                                   285,607           591,520           3,233,740
   Administrative fees                                           29,847            60,936             344,460
                                                       ----------------- ----------------- --------------------
Net investment income (loss)                                   (315,454)          752,212           2,176,545
                                                       ----------------- ----------------- --------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares               (1,839,355)       (2,869,569)         (1,918,518)
   Realized gain distributions                                  804,943           492,486          11,986,677
                                                       ----------------- ----------------- --------------------
   Realized gain (loss)                                      (1,034,412)       (2,377,083)         10,068,159
                                                       ----------------- ----------------- --------------------

Change in unrealized appreciation (depreciation)
   during the year                                          (12,520,884)      (12,554,092)       (144,926,580)
                                                       ----------------- ----------------- --------------------
Net increase (decrease) in net assets from operations  $    (13,870,750) $    (14,178,963)   $   (132,681,876)
                                                       ================= ================= ====================

                                                         Phoenix Multi-
                                                       Sector Short Term
                                                          Bond Series
                                                       ------------------
Income:
   Dividends                                            $      1,434,316
Expenses:
   Mortality and expense fees                                    343,763
   Administrative fees                                            32,840
                                                       ------------------
Net investment income (loss)                                   1,057,713
                                                       ------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                  (551,257)
   Realized gain distributions                                         -
                                                       ------------------
   Realized gain (loss)                                         (551,257)
                                                       ------------------

Change in unrealized appreciation (depreciation)
   during the year                                            (3,669,130)
                                                       ------------------
Net increase (decrease) in net assets from operations   $     (3,162,674)
                                                       ==================

                                                         Phoenix-Duff &
                                                       Phelps Real Estate
                                                       Securities Series
                                                       ------------------
Income:
   Dividends                                            $      1,214,613
Expenses:
   Mortality and expense fees                                    942,642
   Administrative fees                                            97,216
                                                       ------------------
Net investment income (loss)                                     174,755
                                                       ------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                   (24,149)
   Realized gain distributions                                 1,872,294
                                                       ------------------
   Realized gain (loss)                                        1,848,145
                                                       ------------------

Change in unrealized appreciation (depreciation)
   during the year                                           (35,273,474)
                                                       ------------------
Net increase (decrease) in net assets from operations   $    (33,250,574)
                                                       ==================

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2008
                                  (Continued)


                                                         Phoenix-Sanford     Phoenix-Sanford       Phoenix-Van
                                                        Bernstein Mid-Cap   Bernstein Small-     Kampen Comstock
                                                          Value Series      Cap Value Series         Series
                                                       ------------------- ------------------- -------------------
Income:
   Dividends                                            $        124,657    $         27,959    $        488,611
Expenses:
   Mortality and expense fees                                    916,175             408,274             351,387
   Administrative fees                                            94,333              42,578              36,207
                                                       ------------------- ------------------- -------------------
Net investment income (loss)                                    (885,851)           (422,893)            101,017
                                                       ------------------- ------------------- -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                (1,283,020)         (1,666,913)         (2,050,638)
   Realized gain distributions                                 4,770,806             844,348             611,130
                                                       ------------------- ------------------- -------------------
   Realized gain (loss)                                        3,487,786            (822,565)         (1,439,508)
                                                       ------------------- ------------------- -------------------

Change in unrealized appreciation (depreciation)
   during the year                                           (35,031,632)        (14,028,297)        (10,950,248)
                                                       ------------------- ------------------- -------------------
Net increase (decrease) in net assets from operations   $    (32,429,697)   $    (15,273,755)   $    (12,288,739)
                                                       =================== =================== ===================

                                                              PIMCO
                                                          CommodityReal
                                                       Return/TM/ Strategy  PIMCO Real Return  PIMCO Total Return
                                                       Portfolio - Advisor Portfolio - Advisor Portfolio - Advisor
                                                              Class               Class               Class
                                                       ------------------- ------------------- -------------------
Income:
   Dividends                                            $      1,391,613    $        292,995    $        421,641
Expenses:
   Mortality and expense fees                                    377,481             111,282             118,289
   Administrative fees                                            38,365              10,850              12,098
                                                       ------------------- ------------------- -------------------
Net investment income (loss)                                     975,767             170,863             291,254
                                                       ------------------- ------------------- -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                (3,704,607)           (642,904)            (16,241)
   Realized gain distributions                                   319,220               8,360             236,096
                                                       ------------------- ------------------- -------------------
   Realized gain (loss)                                       (3,385,387)           (634,544)            219,855
                                                       ------------------- ------------------- -------------------

Change in unrealized appreciation (depreciation)
   during the year                                           (16,852,826)           (708,266)           (242,660)
                                                       ------------------- ------------------- -------------------
Net increase (decrease) in net assets from operations   $    (19,262,446)   $     (1,171,947)   $        268,449
                                                       =================== =================== ===================

                                                          Phoenix-Van
                                                       Kampen Equity 500
                                                          Index Series
                                                       ------------------
Income:
   Dividends                                            $        670,113
Expenses:
   Mortality and expense fees                                    739,180
   Administrative fees                                            24,647
                                                       ------------------
Net investment income (loss)                                     (93,714)
                                                       ------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                   176,071
   Realized gain distributions                                         -
                                                       ------------------
   Realized gain (loss)                                          176,071
                                                       ------------------

Change in unrealized appreciation (depreciation)
   during the year                                           (18,951,108)
                                                       ------------------
Net increase (decrease) in net assets from operations   $    (18,868,751)
                                                       ==================


                                                         Rydex Variable
                                                         Trust Inverse
                                                        Government Long
                                                       Bond Strategy Fund
                                                       ------------------
Income:
   Dividends                                            $          9,488
Expenses:
   Mortality and expense fees                                     30,941
   Administrative fees                                             2,916
                                                       ------------------
Net investment income (loss)                                     (24,369)
                                                       ------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                  (200,331)
   Realized gain distributions                                         -
                                                       ------------------
   Realized gain (loss)                                         (200,331)
                                                       ------------------

Change in unrealized appreciation (depreciation)
   during the year                                              (472,827)
                                                       ------------------
Net increase (decrease) in net assets from operations   $       (697,527)
                                                       ==================

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2008
                                  (Continued)


                                                                          Rydex Variable   Sentinel Variable  Sentinel Variable
                                                        Rydex Variable     Trust Sector    Products Balanced    Products Bond
                                                        Trust Nova Fund    Rotation Fund         Fund               Fund
                                                       ----------------- ----------------- ----------------- -------------------
Income:
   Dividends                                           $          5,010  $              -  $         19,602   $      1,271,459
Expenses:
   Mortality and expense fees                                    19,145            34,277             7,906            270,632
   Administrative fees                                            1,816             3,406               852             27,796
                                                       ----------------- ----------------- ----------------- -------------------
Net investment income (loss)                                    (15,951)          (37,683)           10,844            973,031
                                                       ----------------- ----------------- ----------------- -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                   20,211           170,860           (65,191)           (33,114)
   Realized gain distributions                                        -             6,083             2,320                  -
                                                       ----------------- ----------------- ----------------- -------------------
   Realized gain (loss)                                          20,211           176,943           (62,871)           (33,114)
                                                       ----------------- ----------------- ----------------- -------------------

Change in unrealized appreciation (depreciation)
   during the year                                           (1,060,228)       (1,551,831)         (135,390)          (626,257)
                                                       ----------------- ----------------- ----------------- -------------------
Net increase (decrease) in net assets from operations  $     (1,055,968) $     (1,412,571) $       (187,417)  $        313,660
                                                       ================= ================= ================= ===================

                                                                                                                 Summit S&P
                                                       Sentinel Variable Sentinel Variable Sentinel Variable  MidCap 400 Index
                                                        Products Common  Products Mid Cap   Products Small   Portfolio - Class I
                                                          Stock Fund        Growth Fund      Company Fund          Shares
                                                       ----------------- ----------------- ----------------- -------------------
Income:
   Dividends                                           $      1,281,794  $              -  $         39,102   $          1,237
Expenses:
   Mortality and expense fees                                   729,528            12,791           105,951              1,532
   Administrative fees                                           73,652             1,242            10,674                139
                                                       ----------------- ----------------- ----------------- -------------------
Net investment income (loss)                                    478,614           (14,033)          (77,523)              (434)
                                                       ----------------- ----------------- ----------------- -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                 (166,593)         (493,450)          (69,731)           (32,085)
   Realized gain distributions                                        -                 -           164,949                 14
                                                       ----------------- ----------------- ----------------- -------------------
   Realized gain (loss)                                        (166,593)         (493,450)           95,218            (32,071)
                                                       ----------------- ----------------- ----------------- -------------------

Change in unrealized appreciation (depreciation)
   during the year                                          (28,943,329)         (337,869)       (3,907,835)           (12,093)
                                                       ----------------- ----------------- ----------------- -------------------
Net increase (decrease) in net assets from operations  $    (28,631,308) $       (845,352) $     (3,890,140)  $        (44,598)
                                                       ================= ================= ================= ===================

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2008
                                  (Continued)


                                                            Templeton
                                                        Developing Markets  Templeton Foreign   Templeton Global
                                                        Securities Fund -   Securities Fund -   Asset Allocation
                                                             Class 2             Class 2         Fund - Class 2
                                                       -------------------- ----------------- --------------------
Income:
   Dividends                                             $        229,842   $        663,801    $        428,782
Expenses:
   Mortality and expense fees                                     103,265            331,302              49,908
   Administrative fees                                             10,529             34,739               5,060
                                                       -------------------- ----------------- --------------------
Net investment income (loss)                                      116,048            297,760             373,814
                                                       -------------------- ----------------- --------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                 (1,090,379)            78,577             (81,967)
   Realized gain distributions                                  1,722,824          2,716,763             536,410
                                                       -------------------- ----------------- --------------------
   Realized gain (loss)                                           632,445          2,795,340             454,443
                                                       -------------------- ----------------- --------------------

Change in unrealized appreciation (depreciation)
   during the year                                             (6,552,970)       (17,066,689)         (2,027,693)
                                                       -------------------- ----------------- --------------------
Net increase (decrease) in net assets from operations    $     (5,804,477)  $    (13,973,589)   $     (1,199,436)
                                                       ==================== ================= ====================

                                                          Van Kampen UIF
                                                        Equity and Income        Wanger              Wanger
                                                       Portfolio - Class II   International   International Select
                                                       -------------------- ----------------- --------------------
Income:
   Dividends                                             $         16,560   $      1,091,803    $         79,021
Expenses:
   Mortality and expense fees                                       8,432          1,334,863             221,772
   Administrative fees                                                835            140,523              22,584
                                                       -------------------- ----------------- --------------------
Net investment income (loss)                                        7,293           (383,583)           (165,335)
                                                       -------------------- ----------------- --------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                    (15,471)           (65,043)         (1,110,436)
   Realized gain distributions                                     22,288         16,514,320           5,301,468
                                                       -------------------- ----------------- --------------------
   Realized gain (loss)                                             6,817         16,449,277           4,191,032
                                                       -------------------- ----------------- --------------------

Change in unrealized appreciation (depreciation)
   during the year                                               (201,063)       (81,393,962)        (13,590,786)
                                                       -------------------- ----------------- --------------------
Net increase (decrease) in net assets from operations    $       (186,953)  $    (65,328,268)   $     (9,565,089)
                                                       ==================== ================= ====================

                                                       Templeton Growth
                                                       Securities Fund -
                                                            Class 2
                                                       -----------------
Income:
   Dividends                                           $      1,222,234
Expenses:
   Mortality and expense fees                                   889,768
   Administrative fees                                           85,316
                                                       -----------------
Net investment income (loss)                                    247,150
                                                       -----------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares               (1,514,136)
   Realized gain distributions                                4,816,354
                                                       -----------------
   Realized gain (loss)                                       3,302,218
                                                       -----------------

Change in unrealized appreciation (depreciation)
   during the year                                          (41,104,277)
                                                       -----------------
Net increase (decrease) in net assets from operations  $    (37,554,909)
                                                       =================



                                                         Wanger Select
                                                       -----------------
Income:
   Dividends                                           $              -
Expenses:
   Mortality and expense fees                                   239,825
   Administrative fees                                           25,341
                                                       -----------------
Net investment income (loss)                                   (265,166)
                                                       -----------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                  291,517
   Realized gain distributions                                  694,348
                                                       -----------------
   Realized gain (loss)                                         985,865
                                                       -----------------

Change in unrealized appreciation (depreciation)
   during the year                                          (12,939,661)
                                                       -----------------
Net increase (decrease) in net assets from operations  $    (12,218,962)
                                                       =================

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2008
                                  (Continued)


                                                                     Wanger USA
                                                                  ----------------
Income:
   Dividends                                                      $              -
Expenses:
   Mortality and expense fees                                              830,776
   Administrative fees                                                      86,871
                                                                  ----------------
Net investment income (loss)                                              (917,647)
                                                                  ----------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                           2,353,243
   Realized gain distributions                                           8,972,085
                                                                  ----------------
   Realized gain (loss)                                                 11,325,328
                                                                  ----------------

Change in unrealized appreciation (depreciation) during the year       (43,259,283)
                                                                  ----------------
Net increase (decrease) in net assets from operations             $    (32,851,602)
                                                                  ================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007

                                                             AIM V.I. Capital Appreciation Fund - Series I
                                                                              Shares
                                                             --------------------------------------------
                                                                     2008                   2007
                                                              -------------------    -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $          (649,235)   $          (876,303)
      Realized gains (losses)                                             96,628              1,054,758
      Unrealized appreciation (depreciation) during
       the year                                                      (26,798,272)             6,608,281
                                                             -------------------    -------------------
Net increase (decrease) in net assets from operations                (27,350,879)             6,786,736
                                                             -------------------    -------------------
Contract transactions:
      Payments received from contract owners                             479,303              3,037,695
      Transfers between investment options
       (including GIA/MVA), net                                          943,706              1,726,084
      Transfers for contract benefits and terminations                (4,800,965)            (5,589,684)
      Contract maintenance charges                                      (307,976)              (332,456)
      Net change to contracts in payout period                            (1,189)                   592
                                                             -------------------    -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (3,687,121)            (1,157,769)
                                                             -------------------    -------------------
         Total increase (decrease) in net assets                     (31,038,000)             5,628,967
Net assets at beginning of period                                     66,229,578             60,600,611
                                                             -------------------    -------------------
Net assets at end of period                                  $        35,191,578    $        66,229,578
                                                             ===================    ===================

                                                             AIM V.I. Core Equity Fund - Series I Shares
                                                             ------------------------------------------
                                                                     2008                  2007
                                                             -------------------   -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $            84,089   $           (39,917)
      Realized gains (losses)                                             23,343               336,812
      Unrealized appreciation (depreciation) during
       the year                                                       (4,052,275)              714,917
                                                             -------------------   -------------------
Net increase (decrease) in net assets from operations                 (3,944,843)            1,011,812
                                                             -------------------   -------------------
Contract transactions:
      Payments received from contract owners                             115,240               190,455
      Transfers between investment options
       (including GIA/MVA), net                                         (572,629)           (1,013,235)
      Transfers for contract benefits and terminations                (1,460,065)           (1,525,545)
      Contract maintenance charges                                       (67,111)              (73,086)
      Net change to contracts in payout period                            (1,252)                  468
                                                             -------------------   -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (1,985,817)           (2,420,943)
                                                             -------------------   -------------------
         Total increase (decrease) in net assets                      (5,930,660)           (1,409,131)
Net assets at beginning of period                                     14,048,369            15,457,500
                                                             -------------------   -------------------
Net assets at end of period                                  $         8,117,709   $        14,048,369
                                                             ===================   ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)


                                                             AIM V.I. Mid Cap Core Equity Fund - Series I
                                                                              Shares
                                                             -------------------------------------------
                                                                     2008                   2007
                                                              -------------------   -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $             4,440    $           (87,894)
      Realized gains (losses)                                            502,738                238,157
      Unrealized appreciation (depreciation) during
       the year                                                       (2,243,835)               476,554
                                                             -------------------    -------------------
Net increase (decrease) in net assets from operations                 (1,736,657)               626,817
                                                             -------------------    -------------------
Contract transactions:
      Payments received from contract owners                              44,458                106,096
      Transfers between investment options
       (including GIA/MVA), net                                         (804,106)              (773,961)
      Transfers for contract benefits and terminations                  (720,448)            (1,284,314)
      Contract maintenance charges                                       (13,151)               (23,408)
      Net change to contracts in payout period                               213                    179
                                                             -------------------    -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (1,493,034)            (1,975,408)
                                                             -------------------    -------------------
         Total increase (decrease) in net assets                      (3,229,691)            (1,348,591)
Net assets at beginning of period                                      6,852,642              8,201,233
                                                             -------------------    -------------------
Net assets at end of period                                  $         3,622,951    $         6,852,642
                                                             ===================    ===================

                                                                Alger American Capital Appreciation
                                                                    Portfolio - Class O Shares
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $          (155,266) $          (228,551)
      Realized gains (losses)                                          1,456,101            2,028,807
      Unrealized appreciation (depreciation) during
       the year                                                       (7,907,374)           2,797,556
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                 (6,606,539)           4,597,812
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                             153,711              173,170
      Transfers between investment options
       (including GIA/MVA), net                                       (1,649,852)          (1,714,238)
      Transfers for contract benefits and terminations                (2,200,845)          (2,794,005)
      Contract maintenance charges                                       (33,758)             (40,021)
      Net change to contracts in payout period                               689                  315
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (3,730,055)          (4,374,779)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                     (10,336,594)             223,033
Net assets at beginning of period                                     16,675,921           16,452,888
                                                             -------------------  -------------------
Net assets at end of period                                  $         6,339,327  $        16,675,921
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)


                                                              AllianceBernstein VPS Balanced Wealth
                                                                   Strategy Portfolio - Class B
                                                             ----------------------------------------
                                                                     2008                2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $            12,995  $                 -
      Realized gains (losses)                                            (28,747)                   -
      Unrealized appreciation (depreciation) during
       the year                                                         (436,662)                   -
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                   (452,414)                   -
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                           1,805,717                    -
      Transfers between investment options
       (including GIA/MVA), net                                          981,421                    -
      Transfers for contract benefits and terminations                  (163,827)                   -
      Contract maintenance charges                                          (501)                   -
      Net change to contracts in payout period                                 -                    -
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               2,622,810                    -
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                       2,170,396                    -
Net assets at beginning of period                                              -                    -
                                                             -------------------  -------------------
Net assets at end of period                                  $         2,170,396  $                 -
                                                             ===================  ===================

                                                             AllianceBernstein VPS Wealth Appreciation
                                                                   Strategy Portfolio - Class B
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------   -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $               993   $                 -
      Realized gains (losses)                                             10,418                     -
      Unrealized appreciation (depreciation) during
       the year                                                         (247,864)                    -
                                                             -------------------   -------------------
Net increase (decrease) in net assets from operations                   (236,453)                    -
                                                             -------------------   -------------------
Contract transactions:
      Payments received from contract owners                             592,216                     -
      Transfers between investment options
       (including GIA/MVA), net                                          517,397                     -
      Transfers for contract benefits and terminations                    (3,649)                    -
      Contract maintenance charges                                          (175)                    -
      Net change to contracts in payout period                                 -                     -
                                                             -------------------   -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               1,105,789                     -
                                                             -------------------   -------------------
         Total increase (decrease) in net assets                         869,336                     -
Net assets at beginning of period                                              -                     -
                                                             -------------------   -------------------
Net assets at end of period                                  $           869,336   $                 -
                                                             ===================   ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)

                                                              DWS Equity 500 Index Fund VIP - Class A
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           758,745  $           159,013
      Realized gains (losses)                                           (257,139)           1,269,158
      Unrealized appreciation (depreciation) during
       the year                                                      (30,219,249)           1,885,818
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                (29,717,643)           3,313,989
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                             629,021            5,140,029
      Transfers between investment options
       (including GIA/MVA), net                                          462,750            3,273,298
      Transfers for contract benefits and terminations                (6,198,993)          (8,025,157)
      Contract maintenance charges                                      (375,665)            (391,023)
      Net change to contracts in payout period                             2,849               23,555
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (5,480,038)              20,702
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                     (35,197,681)           3,334,691
Net assets at beginning of period                                     82,484,136           79,149,445
                                                             -------------------  -------------------
Net assets at end of period                                  $        47,286,455  $        82,484,136
                                                             ===================  ===================

                                                                DWS Small Cap Index VIP - Class A
                                                             ----------------------------------------
                                                                     2008                2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $            (1,285) $                 -
      Realized gains (losses)                                            (61,870)                   -
      Unrealized appreciation (depreciation) during
       the year                                                          (42,564)                   -
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                   (105,719)                   -
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                               7,143                    -
      Transfers between investment options
       (including GIA/MVA), net                                          258,919                    -
      Transfers for contract benefits and terminations                   (44,424)                   -
      Contract maintenance charges                                           (34)                   -
      Net change to contracts in payout period                                 -                    -
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                 221,604                    -
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                         115,885                    -
Net assets at beginning of period                                              -                    -
                                                             -------------------  -------------------
Net assets at end of period                                  $           115,885  $                 -
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)


                                                                Federated Fund for U.S. Government
                                                                           Securities II
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $         7,583,757  $         6,745,759
      Realized gains (losses)                                             53,287              157,310
      Unrealized appreciation (depreciation) during
       the year                                                       (1,945,363)           3,643,417
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                  5,691,681           10,546,486
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                           1,845,881           10,370,101
      Transfers between investment options
       (including GIA/MVA), net                                      (18,736,173)          11,740,045
      Transfers for contract benefits and terminations               (24,380,493)         (19,816,729)
      Contract maintenance charges                                    (1,194,244)          (1,018,737)
      Net change to contracts in payout period                            (2,652)               9,856
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                             (42,467,681)           1,284,536
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                     (36,776,000)          11,831,022
Net assets at beginning of period                                    220,849,098          209,018,076
                                                             -------------------  -------------------
Net assets at end of period                                  $       184,073,098  $       220,849,098
                                                             ===================  ===================

                                                               Federated High Income Bond Fund II -
                                                                          Primary Shares
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $         1,495,309  $         1,622,015
      Realized gains (losses)                                         (1,054,956)              (2,579)
      Unrealized appreciation (depreciation) during
       the year                                                       (4,630,113)          (1,102,362)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                 (4,189,760)             517,074
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                             369,856              713,466
      Transfers between investment options
       (including GIA/MVA), net                                       (2,514,465)             (83,558)
      Transfers for contract benefits and terminations                (3,889,188)          (3,510,193)
      Contract maintenance charges                                       (50,656)             (49,608)
      Net change to contracts in payout period                               412                 (300)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (6,084,041)          (2,930,193)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                     (10,273,801)          (2,413,119)
Net assets at beginning of period                                     21,296,118           23,709,237
                                                             -------------------  -------------------
Net assets at end of period                                  $        11,022,317  $        21,296,118
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)


                                                             Fidelity(R) VIP Contrafund(R) Portfolio - Service
                                                                               Class
                                                             ------------------------------------------------
                                                                     2008                     2007
                                                               -------------------      -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $          (435,670)     $          (585,496)
      Realized gains (losses)                                         (4,216,985)              28,910,047
      Unrealized appreciation (depreciation) during
       the year                                                      (37,802,484)             (11,990,435)
                                                             -------------------      -------------------
Net increase (decrease) in net assets from operations                (42,455,139)              16,334,116
                                                             -------------------      -------------------
Contract transactions:
      Payments received from contract owners                           2,296,548                2,980,576
      Transfers between investment options
       (including GIA/MVA), net                                      (11,236,394)              12,138,048
      Transfers for contract benefits and terminations               (14,014,769)             (17,663,833)
      Contract maintenance charges                                      (175,795)                (231,017)
      Net change to contracts in payout period                               929                    1,813
                                                             -------------------      -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                             (23,129,481)              (2,774,413)
                                                             -------------------      -------------------
         Total increase (decrease) in net assets                     (65,584,620)              13,559,703
Net assets at beginning of period                                    113,863,185              100,303,482
                                                             -------------------      -------------------
Net assets at end of period                                  $        48,278,565      $       113,863,185
                                                             ===================      ===================

                                                             Fidelity(R) VIP Growth Opportunities Portfolio -
                                                                           Service Class
                                                             -----------------------------------------------
                                                                     2008                     2007
                                                               -------------------     -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $          (783,041)     $          (933,715)
      Realized gains (losses)                                           (300,108)                 106,991
      Unrealized appreciation (depreciation) during
       the year                                                      (71,122,822)              14,136,266
                                                             -------------------      -------------------
Net increase (decrease) in net assets from operations                (72,205,971)              13,309,542
                                                             -------------------      -------------------
Contract transactions:
      Payments received from contract owners                          28,137,540               34,748,538
      Transfers between investment options
       (including GIA/MVA), net                                       24,487,135               15,342,255
      Transfers for contract benefits and terminations                (6,268,610)              (3,833,671)
      Contract maintenance charges                                      (591,474)                (285,944)
      Net change to contracts in payout period                            (1,796)                     782
                                                             -------------------      -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              45,762,795               45,971,960
                                                             -------------------      -------------------
         Total increase (decrease) in net assets                     (26,443,176)              59,281,502
Net assets at beginning of period                                    101,935,219               42,653,717
                                                             -------------------      -------------------
Net assets at end of period                                  $        75,492,043      $       101,935,219
                                                             ===================      ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)



                                                             Fidelity(R) VIP Growth Portfolio - Service Class
                                                             -----------------------------------------------
                                                                     2008                     2007
                                                               -------------------     -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $          (180,287)     $          (274,197)
      Realized gains (losses)                                            601,448                2,022,842
      Unrealized appreciation (depreciation) during
       the year                                                      (17,964,808)               6,964,608
                                                             -------------------      -------------------
Net increase (decrease) in net assets from operations                (17,543,647)               8,713,253
                                                             -------------------      -------------------
Contract transactions:
      Payments received from contract owners                             524,598                  661,614
      Transfers between investment options
       (including GIA/MVA), net                                       (2,032,324)                 903,044
      Transfers for contract benefits and terminations                (3,887,696)              (4,964,201)
      Contract maintenance charges                                      (125,250)                (141,556)
      Net change to contracts in payout period                            (3,104)                   3,006
                                                             -------------------      -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (5,523,776)              (3,538,093)
                                                             -------------------      -------------------
         Total increase (decrease) in net assets                     (23,067,423)               5,175,160
Net assets at beginning of period                                     41,309,149               36,133,989
                                                             -------------------      -------------------
Net assets at end of period                                  $        18,241,726      $        41,309,149
                                                             ===================      ===================

                                                               Fidelity(R) VIP Investment Grade Bond
                                                                     Portfolio - Service Class
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           691,820  $          (131,422)
      Realized gains (losses)                                            (43,513)               1,326
      Unrealized appreciation (depreciation) during
       the year                                                       (2,699,398)             619,112
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                 (2,051,091)             489,016
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                          15,116,117           16,858,538
      Transfers between investment options
       (including GIA/MVA), net                                       10,638,789           10,257,947
      Transfers for contract benefits and terminations                (3,441,954)            (706,376)
      Contract maintenance charges                                      (228,981)              (8,862)
      Net change to contracts in payout period                            (1,414)                 339
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              22,082,557           26,401,586
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                      20,031,466           26,890,602
Net assets at beginning of period                                     26,890,602                    -
                                                             -------------------  -------------------
Net assets at end of period                                  $        46,922,068  $        26,890,602
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)


                                                             Franklin Flex Cap Growth Securities Fund -
                                                                             Class 2
                                                             ------------------------------------------
                                                                     2008                 2007
                                                             -------------------   -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $              (583)  $                 -
      Realized gains (losses)                                             (7,516)                    -
      Unrealized appreciation (depreciation) during
       the year                                                          (10,877)                    -
                                                             -------------------   -------------------
Net increase (decrease) in net assets from operations                    (18,976)                    -
                                                             -------------------   -------------------
Contract transactions:
      Payments received from contract owners                             174,321                     -
      Transfers between investment options
       (including GIA/MVA), net                                           90,911                     -
      Transfers for contract benefits and terminations                   (78,260)                    -
      Contract maintenance charges                                             -                     -
      Net change to contracts in payout period                                 -                     -
                                                             -------------------   -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                 186,972                     -
                                                             -------------------   -------------------
         Total increase (decrease) in net assets                         167,996                     -
Net assets at beginning of period                                              -                     -
                                                             -------------------   -------------------
Net assets at end of period                                  $           167,996   $                 -
                                                             ===================   ===================

                                                             Franklin Income Securities Fund - Class 2
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $         2,142,448  $           454,199
      Realized gains (losses)                                           (445,361)             160,432
      Unrealized appreciation (depreciation) during
       the year                                                      (21,064,772)            (963,468)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                (19,367,685)            (348,837)
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                          13,959,456           26,972,888
      Transfers between investment options
       (including GIA/MVA), net                                        4,903,041           16,382,705
      Transfers for contract benefits and terminations                (4,318,287)          (2,705,209)
      Contract maintenance charges                                      (341,358)             (49,347)
      Net change to contracts in payout period                                 -                    -
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              14,202,852           40,601,037
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                      (5,164,833)          40,252,200
Net assets at beginning of period                                     49,235,101            8,982,901
                                                             -------------------  -------------------
Net assets at end of period                                  $        44,070,268  $        49,235,101
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)


                                                              Lazard Retirement U.S. Small Cap Equity
                                                                    Portfolio - Service Shares
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           (29,774) $           (52,263)
      Realized gains (losses)                                           (298,561)           1,451,076
      Unrealized appreciation (depreciation) during
       the year                                                         (564,336)          (1,669,666)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                   (892,671)            (270,853)
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                              17,249               20,641
      Transfers between investment options
       (including GIA/MVA), net                                         (457,076)            (434,383)
      Transfers for contract benefits and terminations                  (318,372)            (740,038)
      Contract maintenance charges                                        (6,228)             (17,413)
      Net change to contracts in payout period                              (241)                 (11)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                (764,668)          (1,171,204)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                      (1,657,339)          (1,442,057)
Net assets at beginning of period                                      2,960,587            4,402,644
                                                             -------------------  -------------------
Net assets at end of period                                  $         1,303,248  $         2,960,587
                                                             ===================  ===================

                                                              Lord Abbett Bond Debenture Portfolio -
                                                                          Class VC Shares
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           492,646  $           716,941
      Realized gains (losses)                                           (336,112)             145,732
      Unrealized appreciation (depreciation) during
       the year                                                       (2,519,561)            (138,842)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                 (2,363,027)             723,831
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                             263,982              405,891
      Transfers between investment options
       (including GIA/MVA), net                                       (1,345,610)           1,474,799
      Transfers for contract benefits and terminations                (3,380,010)          (2,952,419)
      Contract maintenance charges                                       (54,914)             (56,578)
      Net change to contracts in payout period                               190                1,414
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (4,516,362)          (1,126,893)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                      (6,879,389)            (403,062)
Net assets at beginning of period                                     15,668,515           16,071,577
                                                             -------------------  -------------------
Net assets at end of period                                  $         8,789,126  $        15,668,515
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)


                                                             Lord Abbett Growth and Income Portfolio -
                                                                          Class VC Shares
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           246,345  $            31,790
      Realized gains (losses)                                         (3,084,658)          11,566,006
      Unrealized appreciation (depreciation) during
       the year                                                      (55,386,667)          (8,977,465)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                (58,224,980)           2,620,331
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                           1,688,795           28,313,056
      Transfers between investment options
       (including GIA/MVA), net                                        1,114,273           17,005,927
      Transfers for contract benefits and terminations               (13,318,035)         (13,601,464)
      Contract maintenance charges                                      (789,372)            (638,387)
      Net change to contracts in payout period                            (2,799)               3,190
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                             (11,307,138)          31,082,322
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                     (69,532,118)          33,702,653
Net assets at beginning of period                                    163,064,934          129,362,281
                                                             -------------------  -------------------
Net assets at end of period                                  $        93,532,816  $       163,064,934
                                                             ===================  ===================

                                                               Lord Abbett Mid Cap Value Portfolio -
                                                                          Class VC Shares
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           (29,441) $          (182,029)
      Realized gains (losses)                                           (723,670)           2,501,589
      Unrealized appreciation (depreciation) during
       the year                                                       (4,833,860)          (2,331,822)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                 (5,586,971)             (12,262)
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                             244,611              590,486
      Transfers between investment options
       (including GIA/MVA), net                                       (1,635,712)            (647,542)
      Transfers for contract benefits and terminations                (2,167,779)          (3,019,593)
      Contract maintenance charges                                       (39,856)             (51,918)
      Net change to contracts in payout period                              (191)                 122
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (3,598,927)          (3,128,445)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                      (9,185,898)          (3,140,707)
Net assets at beginning of period                                     16,171,501           19,312,208
                                                             -------------------  -------------------
Net assets at end of period                                  $         6,985,603  $        16,171,501
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)



                                                              Mutual Shares Securities Fund - Class 2
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $         1,319,880  $           (33,583)
      Realized gains (losses)                                          1,164,290            2,409,222
      Unrealized appreciation (depreciation) during
       the year                                                      (37,532,895)          (2,148,037)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                (35,048,725)             227,602
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                          14,058,115           26,895,339
      Transfers between investment options
       (including GIA/MVA), net                                        5,031,882           11,313,572
      Transfers for contract benefits and terminations                (8,838,526)          (8,602,037)
      Contract maintenance charges                                      (389,569)            (128,826)
      Net change to contracts in payout period                              (312)                  47
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               9,861,590           29,478,095
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                     (25,187,135)          29,705,697
Net assets at beginning of period                                     83,298,091           53,592,394
                                                             -------------------  -------------------
Net assets at end of period                                  $        58,110,956  $        83,298,091
                                                             ===================  ===================

                                                                   Neuberger Berman AMT Guardian
                                                                        Portfolio - S Class
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $          (267,999) $           (97,883)
      Realized gains (losses)                                          1,963,915                 (753)
      Unrealized appreciation (depreciation) during
       the year                                                      (21,840,075)             118,494
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                (20,144,159)              19,858
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                          23,279,664           19,766,407
      Transfers between investment options
       (including GIA/MVA), net                                       13,737,452            8,482,896
      Transfers for contract benefits and terminations                (2,316,158)            (480,481)
      Contract maintenance charges                                      (229,545)              (8,360)
      Net change to contracts in payout period                            (1,006)                 (64)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              34,470,407           27,760,398
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                      14,326,248           27,780,256
Net assets at beginning of period                                     28,314,063              533,807
                                                             -------------------  -------------------
Net assets at end of period                                  $        42,640,311  $        28,314,063
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)


                                                               Neuberger Berman AMT Small Cap Growth
                                                                        Portfolio - S Class
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $            (1,310) $              (676)
      Realized gains (losses)                                            (14,433)                 559
      Unrealized appreciation (depreciation) during
       the year                                                          (24,816)              (1,548)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                    (40,559)              (1,665)
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                               2,088                1,436
      Transfers between investment options
       (including GIA/MVA), net                                           93,386               23,027
      Transfers for contract benefits and terminations                   (52,857)              (2,081)
      Contract maintenance charges                                        (1,653)                 (10)
      Net change to contracts in payout period                                 -                    -
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                  40,964               22,372
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                             405               20,707
Net assets at beginning of period                                         57,456               36,749
                                                             -------------------  -------------------
Net assets at end of period                                  $            57,861  $            57,456
                                                             ===================  ===================

                                                                 Oppenheimer Capital Appreciation
                                                                     Fund/VA - Service Shares
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           (10,859) $            (8,148)
      Realized gains (losses)                                            (68,589)               5,923
      Unrealized appreciation (depreciation) during
       the year                                                         (351,459)              52,562
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                   (430,907)              50,337
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                              38,729              132,483
      Transfers between investment options
       (including GIA/MVA), net                                          103,705              513,656
      Transfers for contract benefits and terminations                  (125,248)            (194,422)
      Contract maintenance charges                                        (1,961)                (398)
      Net change to contracts in payout period                                 -                    -
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                  15,225              451,319
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                        (415,682)             501,656
Net assets at beginning of period                                        876,690              375,034
                                                             -------------------  -------------------
Net assets at end of period                                  $           461,008  $           876,690
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)


                                                              Oppenheimer Global Securities Fund/VA -
                                                                          Service Shares
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $            (4,629) $            (8,357)
      Realized gains (losses)                                             51,985               83,551
      Unrealized appreciation (depreciation) during
       the year                                                       (1,155,946)             (26,926)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                 (1,108,590)              48,268
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                             213,493              214,996
      Transfers between investment options
       (including GIA/MVA), net                                        1,329,408            1,310,392
      Transfers for contract benefits and terminations                  (546,649)            (449,716)
      Contract maintenance charges                                        (7,597)              (2,812)
      Net change to contracts in payout period                                 -                    -
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                 988,655            1,072,860
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                        (119,935)           1,121,128
Net assets at beginning of period                                      2,283,625            1,162,497
                                                             -------------------  -------------------
Net assets at end of period                                  $         2,163,690  $         2,283,625
                                                             ===================  ===================

                                                                 Oppenheimer Main Street Small Cap
                                                                    Fund(R)/VA - Service Shares
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $          (304,734) $          (118,838)
      Realized gains (losses)                                          1,108,873               59,106
      Unrealized appreciation (depreciation) during
       the year                                                      (14,425,358)          (1,326,868)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                (13,621,219)          (1,386,600)
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                          13,785,259           14,478,693
      Transfers between investment options
       (including GIA/MVA), net                                        9,872,524            7,462,019
      Transfers for contract benefits and terminations                (1,778,449)            (504,332)
      Contract maintenance charges                                      (163,485)              (7,848)
      Net change to contracts in payout period                              (889)                 (24)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              21,714,960           21,428,508
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                       8,093,741           20,041,908
Net assets at beginning of period                                     20,464,924              423,016
                                                             -------------------  -------------------
Net assets at end of period                                  $        28,558,665  $        20,464,924
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)



                                                                   Phoenix Capital Growth Series
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $          (802,943) $          (992,947)
      Realized gains (losses)                                         (3,804,812)          (1,340,476)
      Unrealized appreciation (depreciation) during
       the year                                                      (27,295,979)          10,786,510
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                (31,903,734)           8,453,087
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                           1,685,920            1,795,609
      Transfers between investment options
       (including GIA/MVA), net                                       (3,972,939)          (6,688,698)
      Transfers for contract benefits and terminations               (10,419,124)         (15,509,159)
      Contract maintenance charges                                      (186,834)            (230,932)
      Net change to contracts in payout period                             4,231               (1,207)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                             (12,888,746)         (20,634,387)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                     (44,792,480)         (12,181,300)
Net assets at beginning of period                                     85,556,728           97,738,028
                                                             -------------------  -------------------
Net assets at end of period                                  $        40,764,248  $        85,556,728
                                                             ===================  ===================

                                                             Phoenix Dynamic Asset Allocation Series:
                                                                         Aggressive Growth
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $            33,196  $             9,009
      Realized gains (losses)                                           (441,939)             238,541
      Unrealized appreciation (depreciation) during
       the year                                                       (7,071,960)             400,249
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                 (7,480,703)             647,799
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                           1,519,772            6,716,153
      Transfers between investment options
       (including GIA/MVA), net                                         (410,482)           2,984,571
      Transfers for contract benefits and terminations                  (875,251)            (921,354)
      Contract maintenance charges                                       (95,458)             (79,647)
      Net change to contracts in payout period                                 -                    -
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                 138,581            8,699,723
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                      (7,342,122)           9,347,522
Net assets at beginning of period                                     18,344,892            8,997,370
                                                             -------------------  -------------------
Net assets at end of period                                  $        11,002,770  $        18,344,892
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)

                                                                 Phoenix Dynamic Asset Allocation
                                                                          Series: Growth
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           168,635  $            93,081
      Realized gains (losses)                                           (142,898)             201,771
      Unrealized appreciation (depreciation) during
       the year                                                       (9,645,089)             492,629
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                 (9,619,352)             787,481
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                           5,497,325           10,322,379
      Transfers between investment options
       (including GIA/MVA), net                                          667,158            7,138,181
      Transfers for contract benefits and terminations                (2,380,018)          (1,107,479)
      Contract maintenance charges                                      (149,251)             (44,416)
      Net change to contracts in payout period                            (4,508)              (1,767)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               3,630,706           16,306,898
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                      (5,988,646)          17,094,379
Net assets at beginning of period                                     25,710,808            8,616,429
                                                             -------------------  -------------------
Net assets at end of period                                  $        19,722,162  $        25,710,808
                                                             ===================  ===================

                                                                 Phoenix Dynamic Asset Allocation
                                                                         Series: Moderate
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           187,839  $            61,557
      Realized gains (losses)                                             47,751               96,556
      Unrealized appreciation (depreciation) during
       the year                                                       (2,016,576)             126,402
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                 (1,780,986)             284,515
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                           3,336,245              777,126
      Transfers between investment options
       (including GIA/MVA), net                                       11,590,101            2,834,294
      Transfers for contract benefits and terminations                (1,995,787)            (860,970)
      Contract maintenance charges                                       (41,644)             (20,963)
      Net change to contracts in payout period                                 -                    -
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              12,888,915            2,729,487
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                      11,107,929            3,014,002
Net assets at beginning of period                                      6,089,470            3,075,468
                                                             -------------------  -------------------
Net assets at end of period                                  $        17,197,399  $         6,089,470
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)

                                                             Phoenix Dynamic Asset Allocation Series:
                                                                          Moderate Growth
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           208,217  $            79,828
      Realized gains (losses)                                             (8,873)             237,559
      Unrealized appreciation (depreciation) during
       the year                                                       (5,314,359)             370,054
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                 (5,115,015)             687,441
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                           6,126,096            4,926,269
      Transfers between investment options
       (including GIA/MVA), net                                        3,143,906            3,605,042
      Transfers for contract benefits and terminations                (1,709,587)          (1,642,043)
      Contract maintenance charges                                       (88,540)             (33,482)
      Net change to contracts in payout period                                 -                    -
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               7,471,875            6,855,786
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                       2,356,860            7,543,227
Net assets at beginning of period                                     14,429,086            6,885,859
                                                             -------------------  -------------------
Net assets at end of period                                  $        16,785,946  $        14,429,086
                                                             ===================  ===================

                                                                 Phoenix Growth and Income Series
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $            (2,446) $          (409,151)
      Realized gains (losses)                                            514,213            5,001,589
      Unrealized appreciation (depreciation) during
       the year                                                      (33,600,877)           1,038,637
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                (33,089,110)           5,631,075
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                             809,941            3,016,580
      Transfers between investment options
       (including GIA/MVA), net                                       (4,469,421)            (928,674)
      Transfers for contract benefits and terminations               (10,270,445)         (13,458,768)
      Contract maintenance charges                                      (389,076)            (464,328)
      Net change to contracts in payout period                              (965)                 762
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                             (14,319,966)         (11,834,428)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                     (47,409,076)          (6,203,353)
Net assets at beginning of period                                    102,197,595          108,400,948
                                                             -------------------  -------------------
Net assets at end of period                                  $        54,788,519  $       102,197,595
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)

                                                                   Phoenix Mid-Cap Growth Series
                                                             ----------------------------------------
                                                                     2008                   2007
                                                             -------------------    -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $          (305,792)   $          (449,041)
      Realized gains (losses)                                           (380,281)               608,123
      Unrealized appreciation (depreciation) during
       the year                                                      (11,823,044)             5,688,396
                                                             -------------------    -------------------
Net increase (decrease) in net assets from operations                (12,509,117)             5,847,478
                                                             -------------------    -------------------
Contract transactions:
      Payments received from contract owners                             396,883                593,271
      Transfers between investment options
       (including GIA/MVA), net                                       (2,326,930)            (3,991,447)
      Transfers for contract benefits and terminations                (4,303,346)            (5,745,358)
      Contract maintenance charges                                       (58,163)               (82,681)
      Net change to contracts in payout period                             1,648                     53
                                                             -------------------    -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (6,289,908)            (9,226,162)
                                                             -------------------    -------------------
         Total increase (decrease) in net assets                     (18,799,025)            (3,378,684)
Net assets at beginning of period                                     32,697,339             36,076,023
                                                             -------------------    -------------------
Net assets at end of period                                  $        13,898,314    $        32,697,339
                                                             ===================    ===================

                                                                    Phoenix Money Market Series
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           810,234  $         2,560,280
      Realized gains (losses)                                                  -                    -
      Unrealized appreciation (depreciation) during
       the year                                                                -                    -
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                    810,234            2,560,280
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                          12,983,110           10,196,579
      Transfers between investment options
       (including GIA/MVA), net                                       62,523,116           32,935,604
      Transfers for contract benefits and terminations               (47,939,697)         (33,431,245)
      Contract maintenance charges                                      (633,543)            (516,121)
      Net change to contracts in payout period                            (1,091)               2,204
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              26,931,895            9,187,021
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                      27,742,129           11,747,301
Net assets at beginning of period                                     81,063,966           69,316,665
                                                             -------------------  -------------------
Net assets at end of period                                  $       108,806,095  $        81,063,966
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)

                                                             Phoenix Multi-Sector Fixed Income Series
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $         7,871,180  $         4,905,013
      Realized gains (losses)                                         (2,173,667)            (181,540)
      Unrealized appreciation (depreciation) during
       the year                                                      (31,132,114)          (2,065,005)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                (25,434,601)           2,658,468
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                          21,989,028           16,963,460
      Transfers between investment options
       (including GIA/MVA), net                                        9,250,018           12,510,203
      Transfers for contract benefits and terminations               (20,690,594)         (18,462,799)
      Contract maintenance charges                                      (483,305)            (332,601)
      Net change to contracts in payout period                            (1,842)               5,698
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              10,063,305           10,683,961
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                     (15,371,296)          13,342,429
Net assets at beginning of period                                    124,806,694          111,464,265
                                                             -------------------  -------------------
Net assets at end of period                                  $       109,435,398  $       124,806,694
                                                             ===================  ===================

                                                             Phoenix Multi-Sector Short Term Bond Series
                                                             ------------------------------------------
                                                                     2008                  2007
                                                             -------------------   -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $         1,057,713   $         1,103,716
      Realized gains (losses)                                           (551,257)               75,852
      Unrealized appreciation (depreciation) during
       the year                                                       (3,669,130)             (414,917)
                                                             -------------------   -------------------
Net increase (decrease) in net assets from operations                 (3,162,674)              764,651
                                                             -------------------   -------------------
Contract transactions:
      Payments received from contract owners                             497,257             1,267,605
      Transfers between investment options
       (including GIA/MVA), net                                       (1,966,916)            1,553,639
      Transfers for contract benefits and terminations                (5,332,364)           (6,835,370)
      Contract maintenance charges                                       (61,402)              (62,956)
      Net change to contracts in payout period                               407                (1,122)
                                                             -------------------   -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (6,863,018)           (4,078,204)
                                                             -------------------   -------------------
         Total increase (decrease) in net assets                     (10,025,692)           (3,313,553)
Net assets at beginning of period                                     29,323,408            32,636,961
                                                             -------------------   -------------------
Net assets at end of period                                  $        19,297,716   $        29,323,408
                                                             ===================   ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)

                                                                  Phoenix Small-Cap Growth Series
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $          (315,454) $          (470,079)
      Realized gains (losses)                                         (1,034,412)           6,876,767
      Unrealized appreciation (depreciation) during
       the year                                                      (12,520,884)          (1,560,162)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                (13,870,750)           4,846,526
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                             469,867              667,476
      Transfers between investment options
       (including GIA/MVA), net                                       (1,123,095)          (3,448,589)
      Transfers for contract benefits and terminations                (4,143,434)          (4,363,633)
      Contract maintenance charges                                       (86,268)            (107,675)
      Net change to contracts in payout period                              (877)               1,331
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (4,883,807)          (7,251,090)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                     (18,754,557)          (2,404,564)
Net assets at beginning of period                                     33,406,612           35,811,176
                                                             -------------------  -------------------
Net assets at end of period                                  $        14,652,055  $        33,406,612
                                                             ===================  ===================

                                                                Phoenix Strategic Allocation Series
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           752,212  $           817,006
      Realized gains (losses)                                         (2,377,083)           3,498,588
      Unrealized appreciation (depreciation) during
       the year                                                      (12,554,092)          (1,093,303)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                (14,178,963)           3,222,291
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                           1,618,105            1,549,425
      Transfers between investment options
       (including GIA/MVA), net                                       (5,149,843)          (4,008,033)
      Transfers for contract benefits and terminations               (10,618,089)         (13,688,290)
      Contract maintenance charges                                      (101,901)            (121,607)
      Net change to contracts in payout period                            12,231                  749
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                             (14,239,497)         (16,267,756)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                     (28,418,460)         (13,045,465)
Net assets at beginning of period                                     63,031,410           76,076,875
                                                             -------------------  -------------------
Net assets at end of period                                  $        34,612,950  $        63,031,410
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)



                                                               Phoenix-Aberdeen International Series
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $         2,176,545  $           951,902
      Realized gains (losses)                                         10,068,159           17,225,048
      Unrealized appreciation (depreciation) during
       the year                                                     (144,926,580)          17,070,849
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations               (132,681,876)          35,247,799
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                          48,153,413           48,854,926
      Transfers between investment options
       (including GIA/MVA), net                                       13,794,666           11,626,927
      Transfers for contract benefits and terminations               (27,215,482)         (23,209,073)
      Contract maintenance charges                                    (1,509,764)          (1,130,725)
      Net change to contracts in payout period                            (1,363)               4,938
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              33,221,470           36,146,993
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                     (99,460,406)          71,394,792
Net assets at beginning of period                                    316,871,045          245,476,253
                                                             -------------------  -------------------
Net assets at end of period                                  $       217,410,639  $       316,871,045
                                                             ===================  ===================

                                                                 Phoenix-Duff & Phelps Real Estate
                                                                         Securities Series
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           174,755  $          (101,922)
      Realized gains (losses)                                          1,848,145           14,367,079
      Unrealized appreciation (depreciation) during
       the year                                                      (35,273,474)         (31,132,694)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                (33,250,574)         (16,867,537)
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                          13,246,236           14,853,130
      Transfers between investment options
       (including GIA/MVA), net                                        2,994,150          (12,164,616)
      Transfers for contract benefits and terminations                (8,858,405)         (13,072,525)
      Contract maintenance charges                                      (355,320)            (311,732)
      Net change to contracts in payout period                            (3,985)              (2,838)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               7,022,676          (10,698,581)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                     (26,227,898)         (27,566,118)
Net assets at beginning of period                                     82,754,337          110,320,455
                                                             -------------------  -------------------
Net assets at end of period                                  $        56,526,439  $        82,754,337
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)


                                                              Phoenix-Sanford Bernstein Mid-Cap Value
                                                                              Series
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $          (885,851) $          (993,083)
      Realized gains (losses)                                          3,487,786           11,636,330
      Unrealized appreciation (depreciation) during
       the year                                                      (35,031,632)         (10,260,629)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                (32,429,697)             382,618
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                          15,506,126           15,384,873
      Transfers between investment options
       (including GIA/MVA), net                                        5,479,867            4,122,153
      Transfers for contract benefits and terminations                (9,640,857)          (9,427,238)
      Contract maintenance charges                                      (351,586)            (231,893)
      Net change to contracts in payout period                              (908)               2,817
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              10,992,642            9,850,712
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                     (21,437,055)          10,233,330
Net assets at beginning of period                                     81,391,795           71,158,465
                                                             -------------------  -------------------
Net assets at end of period                                  $        59,954,740  $        81,391,795
                                                             ===================  ===================

                                                             Phoenix-Sanford Bernstein Small-Cap Value
                                                                              Series
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $          (422,893) $          (625,182)
      Realized gains (losses)                                           (822,565)           6,483,521
      Unrealized appreciation (depreciation) during
       the year                                                      (14,028,297)          (7,134,736)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                (15,273,755)          (1,276,397)
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                             503,428            2,403,128
      Transfers between investment options
       (including GIA/MVA), net                                         (908,949)             143,462
      Transfers for contract benefits and terminations                (4,192,963)          (5,599,388)
      Contract maintenance charges                                      (144,136)            (162,402)
      Net change to contracts in payout period                            (1,984)                 216
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (4,744,604)          (3,214,984)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                     (20,018,359)          (4,491,381)
Net assets at beginning of period                                     41,421,866           45,913,247
                                                             -------------------  -------------------
Net assets at end of period                                  $        21,403,507  $        41,421,866
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)


                                                                Phoenix-Van Kampen Comstock Series
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           101,017  $            76,622
      Realized gains (losses)                                         (1,439,508)           2,534,112
      Unrealized appreciation (depreciation) during
       the year                                                      (10,950,248)          (3,853,673)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                (12,288,739)          (1,242,939)
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                             432,431            1,113,419
      Transfers between investment options
       (including GIA/MVA), net                                       (3,827,488)          (3,262,630)
      Transfers for contract benefits and terminations                (6,381,785)          (7,706,541)
      Contract maintenance charges                                       (71,433)            (114,140)
      Net change to contracts in payout period                             3,272                   50
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (9,845,003)          (9,969,842)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                     (22,133,742)         (11,212,781)
Net assets at beginning of period                                     40,472,226           51,685,007
                                                             -------------------  -------------------
Net assets at end of period                                  $        18,338,484  $        40,472,226
                                                             ===================  ===================

                                                             Phoenix-Van Kampen Equity 500 Index Series
                                                             ----------------------------------------
                                                                     2008                  2007
                                                             -------------------   -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           (93,714)  $          (345,031)
      Realized gains (losses)                                            176,071             3,132,204
      Unrealized appreciation (depreciation) during
       the year                                                      (18,951,108)             (811,995)
                                                             -------------------   -------------------
Net increase (decrease) in net assets from operations                (18,868,751)            1,975,178
                                                             -------------------   -------------------
Contract transactions:
      Payments received from contract owners                             791,198             5,506,838
      Transfers between investment options
       (including GIA/MVA), net                                       (1,595,709)           (2,675,833)
      Transfers for contract benefits and terminations                (7,661,008)          (13,844,266)
      Contract maintenance charges                                       (61,290)              (78,248)
      Net change to contracts in payout period                          (181,525)               10,871
                                                             -------------------   -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (8,708,334)          (11,080,638)
                                                             -------------------   -------------------
         Total increase (decrease) in net assets                     (27,577,085)           (9,105,460)
Net assets at beginning of period                                     55,306,757            64,412,217
                                                             -------------------   -------------------
Net assets at end of period                                  $        27,729,672   $        55,306,757
                                                             ===================   ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)


                                                              PIMCO CommodityRealReturn/TM/ Strategy
                                                                     Portfolio - Advisor Class
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           975,767  $           403,950
      Realized gains (losses)                                         (3,385,387)                 949
      Unrealized appreciation (depreciation) during
       the year                                                      (16,852,826)           1,875,191
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                (19,262,446)           2,280,090
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                          12,810,331           10,273,205
      Transfers between investment options
       (including GIA/MVA), net                                        9,262,359            7,826,072
      Transfers for contract benefits and terminations                (2,186,121)            (345,038)
      Contract maintenance charges                                      (157,008)              (7,084)
      Net change to contracts in payout period                              (705)                  (6)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              19,728,856           17,747,149
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                         466,410           20,027,239
Net assets at beginning of period                                     20,488,545              461,306
                                                             -------------------  -------------------
Net assets at end of period                                  $        20,954,955  $        20,488,545
                                                             ===================  ===================

                                                                         PIMCO Real Return
                                                                     Portfolio - Advisor Class
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           170,863  $            32,034
      Realized gains (losses)                                           (634,544)             (45,577)
      Unrealized appreciation (depreciation) during
       the year                                                         (708,266)              67,597
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                 (1,171,947)              54,054
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                             369,204               95,585
      Transfers between investment options
       (including GIA/MVA), net                                        5,537,144            1,238,127
      Transfers for contract benefits and terminations                (1,321,695)             (48,561)
      Contract maintenance charges                                       (21,355)              (1,254)
      Net change to contracts in payout period                                 -                    -
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               4,563,298            1,283,897
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                       3,391,351            1,337,951
Net assets at beginning of period                                      1,867,715              529,764
                                                             -------------------  -------------------
Net assets at end of period                                  $         5,259,066  $         1,867,715
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)


                                                                        PIMCO Total Return
                                                                     Portfolio - Advisor Class
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           291,254  $           173,086
      Realized gains (losses)                                            219,855              (35,841)
      Unrealized appreciation (depreciation) during
       the year                                                         (242,660)             216,660
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                    268,449              353,905
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                             449,191              169,847
      Transfers between investment options
       (including GIA/MVA), net                                        7,890,211              433,463
      Transfers for contract benefits and terminations                (1,901,937)            (778,917)
      Contract maintenance charges                                       (22,888)             (19,392)
      Net change to contracts in payout period                                 -                    -
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               6,414,577             (194,999)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                       6,683,026              158,906
Net assets at beginning of period                                      5,684,464            5,525,558
                                                             -------------------  -------------------
Net assets at end of period                                  $        12,367,490  $         5,684,464
                                                             ===================  ===================

                                                              Rydex Variable Trust Inverse Government
                                                                      Long Bond Strategy Fund
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           (24,369) $            88,009
      Realized gains (losses)                                           (200,331)            (200,380)
      Unrealized appreciation (depreciation) during
       the year                                                         (472,827)             (55,243)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                   (697,527)            (167,614)
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                               8,944               32,335
      Transfers between investment options
       (including GIA/MVA), net                                         (313,825)            (765,067)
      Transfers for contract benefits and terminations                  (386,028)            (816,353)
      Contract maintenance charges                                        (8,636)              (9,923)
      Net change to contracts in payout period                               147                  143
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                (699,398)          (1,558,865)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                      (1,396,925)          (1,726,479)
Net assets at beginning of period                                      2,870,430            4,596,909
                                                             -------------------  -------------------
Net assets at end of period                                  $         1,473,505  $         2,870,430
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)


                                                                  Rydex Variable Trust Nova Fund
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           (15,951) $            (8,533)
      Realized gains (losses)                                             20,211              389,115
      Unrealized appreciation (depreciation) during
       the year                                                       (1,060,228)            (327,452)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                 (1,055,968)              53,130
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                               6,089               49,894
      Transfers between investment options
       (including GIA/MVA), net                                         (184,338)            (538,439)
      Transfers for contract benefits and terminations                  (131,203)            (471,467)
      Contract maintenance charges                                        (5,742)              (8,453)
      Net change to contracts in payout period                                 -                    -
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                (315,194)            (968,465)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                      (1,371,162)            (915,335)
Net assets at beginning of period                                      2,140,440            3,055,775
                                                             -------------------  -------------------
Net assets at end of period                                  $           769,278  $         2,140,440
                                                             ===================  ===================

                                                             Rydex Variable Trust Sector Rotation Fund
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           (37,683) $           (63,573)
      Realized gains (losses)                                            176,943              668,870
      Unrealized appreciation (depreciation) during
       the year                                                       (1,551,831)             289,718
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                 (1,412,571)             895,015
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                              28,751               65,833
      Transfers between investment options
       (including GIA/MVA), net                                       (1,063,481)          (1,578,115)
      Transfers for contract benefits and terminations                  (455,944)            (466,245)
      Contract maintenance charges                                        (8,886)             (14,760)
      Net change to contracts in payout period                                 -                    -
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (1,499,560)          (1,993,287)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                      (2,912,131)          (1,098,272)
Net assets at beginning of period                                      4,391,665            5,489,937
                                                             -------------------  -------------------
Net assets at end of period                                  $         1,479,534  $         4,391,665
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)


                                                             Sentinel Variable Products Balanced Fund
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $            10,844  $             6,170
      Realized gains (losses)                                            (62,871)              16,902
      Unrealized appreciation (depreciation) during
       the year                                                         (135,390)             (30,961)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                   (187,417)              (7,889)
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                              22,285                    -
      Transfers between investment options
       (including GIA/MVA), net                                          551,107              311,449
      Transfers for contract benefits and terminations                   (72,840)              (2,988)
      Contract maintenance charges                                        (1,715)                   -
      Net change to contracts in payout period                                 -                    -
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                 498,837              308,461
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                         311,420              300,572
Net assets at beginning of period                                        300,572                    -
                                                             -------------------  -------------------
Net assets at end of period                                  $           611,992  $           300,572
                                                             ===================  ===================

                                                               Sentinel Variable Products Bond Fund
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           973,031  $           165,304
      Realized gains (losses)                                            (33,114)                 307
      Unrealized appreciation (depreciation) during
       the year                                                         (626,257)            (103,559)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                    313,660               62,052
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                          14,516,860            3,214,649
      Transfers between investment options
       (including GIA/MVA), net                                       14,747,770            1,391,849
      Transfers for contract benefits and terminations                (1,808,289)             (81,025)
      Contract maintenance charges                                       (92,797)                (402)
      Net change to contracts in payout period                                 -                    -
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              27,363,544            4,525,071
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                      27,677,204            4,587,123
Net assets at beginning of period                                      4,587,123                    -
                                                             -------------------  -------------------
Net assets at end of period                                  $        32,264,327  $         4,587,123
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)


                                                              Sentinel Variable Products Common Stock
                                                                               Fund
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           478,614  $           167,739
      Realized gains (losses)                                           (166,593)             343,642
      Unrealized appreciation (depreciation) during
       the year                                                      (28,943,329)            (681,445)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                (28,631,308)            (170,064)
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                          58,218,672           15,230,677
      Transfers between investment options
       (including GIA/MVA), net                                       39,430,990            4,594,291
      Transfers for contract benefits and terminations                (4,043,999)            (252,857)
      Contract maintenance charges                                      (244,414)              (1,525)
      Net change to contracts in payout period                                 -                    -
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              93,361,249           19,570,586
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                      64,729,941           19,400,522
Net assets at beginning of period                                     19,400,522                    -
                                                             -------------------  -------------------
Net assets at end of period                                  $        84,130,463  $        19,400,522
                                                             ===================  ===================

                                                             Sentinel Variable Products Mid Cap Growth
                                                                               Fund
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           (14,033) $            (1,297)
      Realized gains (losses)                                           (493,450)                (441)
      Unrealized appreciation (depreciation) during
       the year                                                         (337,869)                 684
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                   (845,352)              (1,054)
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                              50,532               10,146
      Transfers between investment options
       (including GIA/MVA), net                                          877,527              473,620
      Transfers for contract benefits and terminations                   (73,989)              (5,675)
      Contract maintenance charges                                          (749)                  (9)
      Net change to contracts in payout period                                 -                    -
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                 853,321              478,082
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                           7,969              477,028
Net assets at beginning of period                                        477,028                    -
                                                             -------------------  -------------------
Net assets at end of period                                  $           484,997  $           477,028
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)


                                                             Sentinel Variable Products Small Company
                                                                               Fund
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           (77,523) $            11,648
      Realized gains (losses)                                             95,218              283,874
      Unrealized appreciation (depreciation) during
       the year                                                       (3,907,835)            (358,198)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                 (3,890,140)             (62,676)
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                           8,071,738            2,246,847
      Transfers between investment options
       (including GIA/MVA), net                                        5,298,138              947,065
      Transfers for contract benefits and terminations                  (526,638)             (35,459)
      Contract maintenance charges                                       (34,447)                (260)
      Net change to contracts in payout period                                 -                    -
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              12,808,791            3,158,193
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                       8,918,651            3,095,517
Net assets at beginning of period                                      3,095,517                    -
                                                             -------------------  -------------------
Net assets at end of period                                  $        12,014,168  $         3,095,517
                                                             ===================  ===================

                                                             Summit S&P MidCap 400 Index Portfolio -
                                                                          Class I Shares
                                                             ----------------------------------------
                                                                     2008                2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $              (434) $                 -
      Realized gains (losses)                                            (32,071)                   -
      Unrealized appreciation (depreciation) during
       the year                                                          (12,093)                   -
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                    (44,598)                   -
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                               4,955                    -
      Transfers between investment options
       (including GIA/MVA), net                                          144,750                    -
      Transfers for contract benefits and terminations                   (13,844)                   -
      Contract maintenance charges                                          (124)                   -
      Net change to contracts in payout period                                 -                    -
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                 135,737                    -
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                          91,139                    -
Net assets at beginning of period                                              -                    -
                                                             -------------------  -------------------
Net assets at end of period                                  $            91,139  $                 -
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)


                                                              Templeton Developing Markets Securities
                                                                          Fund - Class 2
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           116,048  $            67,396
      Realized gains (losses)                                            632,445              332,415
      Unrealized appreciation (depreciation) during
       the year                                                       (6,552,970)           1,209,862
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                 (5,804,477)           1,609,673
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                             395,381              437,208
      Transfers between investment options
       (including GIA/MVA), net                                       (5,664,426)          10,973,203
      Transfers for contract benefits and terminations                (1,269,443)          (2,072,337)
      Contract maintenance charges                                       (16,034)             (14,067)
      Net change to contracts in payout period                                19                   (6)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (6,554,503)           9,324,001
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                     (12,358,980)          10,933,674
Net assets at beginning of period                                     16,657,404            5,723,730
                                                             -------------------  -------------------
Net assets at end of period                                  $         4,298,424  $        16,657,404
                                                             ===================  ===================

                                                             Templeton Foreign Securities Fund - Class 2
                                                             ------------------------------------------
                                                                     2008                  2007
                                                             -------------------   -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           297,760   $           289,231
      Realized gains (losses)                                          2,795,340             2,675,136
      Unrealized appreciation (depreciation) during
       the year                                                      (17,066,689)            2,178,100
                                                             -------------------   -------------------
Net increase (decrease) in net assets from operations                (13,973,589)            5,142,467
                                                             -------------------   -------------------
Contract transactions:
      Payments received from contract owners                             469,110             1,094,262
      Transfers between investment options
       (including GIA/MVA), net                                       (5,497,115)           (1,477,097)
      Transfers for contract benefits and terminations                (3,909,722)           (5,899,356)
      Contract maintenance charges                                       (83,093)             (120,835)
      Net change to contracts in payout period                              (535)                  605
                                                             -------------------   -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (9,021,355)           (6,402,421)
                                                             -------------------   -------------------
         Total increase (decrease) in net assets                     (22,994,944)           (1,259,954)
Net assets at beginning of period                                     40,632,696            41,892,650
                                                             -------------------   -------------------
Net assets at end of period                                  $        17,637,752   $        40,632,696
                                                             ===================   ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)

                                                                 Templeton Global Asset Allocation
                                                                          Fund - Class 2
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           373,814  $           810,747
      Realized gains (losses)                                            454,443            1,196,087
      Unrealized appreciation (depreciation) during
       the year                                                       (2,027,693)          (1,598,892)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                 (1,199,436)             407,942
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                              26,033               31,094
      Transfers between investment options
       (including GIA/MVA), net                                         (257,047)             (48,592)
      Transfers for contract benefits and terminations                  (302,350)            (598,803)
      Contract maintenance charges                                        (2,801)              (3,369)
      Net change to contracts in payout period                                 -                    -
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                (536,165)            (619,670)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                      (1,735,601)            (211,728)
Net assets at beginning of period                                      4,844,373            5,056,101
                                                             -------------------  -------------------
Net assets at end of period                                  $         3,108,772  $         4,844,373
                                                             ===================  ===================

                                                                    Templeton Growth Securities
                                                                          Fund - Class 2
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $           247,150  $           (87,320)
      Realized gains (losses)                                          3,302,218            3,069,855
      Unrealized appreciation (depreciation) during
       the year                                                      (41,104,277)          (3,106,805)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                (37,554,909)            (124,270)
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                          13,783,691           26,147,035
      Transfers between investment options
       (including GIA/MVA), net                                        9,033,645            8,398,706
      Transfers for contract benefits and terminations                (6,640,356)          (8,203,444)
      Contract maintenance charges                                      (366,908)            (120,652)
      Net change to contracts in payout period                            (1,415)                 947
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              15,808,657           26,222,592
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                     (21,746,252)          26,098,322
Net assets at beginning of period                                     74,604,710           48,506,388
                                                             -------------------  -------------------
Net assets at end of period                                  $        52,858,458  $        74,604,710
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)

                                                                 Van Kampen UIF Equity and Income
                                                                       Portfolio - Class II
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $             7,293  $               805
      Realized gains (losses)                                              6,817                8,600
      Unrealized appreciation (depreciation) during
       the year                                                         (201,063)             (10,371)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                   (186,953)                (966)
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                              95,411               44,277
      Transfers between investment options
       (including GIA/MVA), net                                          278,839              362,833
      Transfers for contract benefits and terminations                   (51,844)             (42,561)
      Contract maintenance charges                                        (1,071)                (203)
      Net change to contracts in payout period                                 -                    -
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                 321,335              364,346
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                         134,382              363,380
Net assets at beginning of period                                        560,070              196,690
                                                             -------------------  -------------------
Net assets at end of period                                  $           694,452  $           560,070
                                                             ===================  ===================

                                                                       Wanger International
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $          (383,583) $          (658,069)
      Realized gains (losses)                                         16,449,277           18,672,576
      Unrealized appreciation (depreciation) during
       the year                                                      (81,393,962)           1,999,381
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                (65,328,268)          20,013,888
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                          11,418,924           12,752,570
      Transfers between investment options
       (including GIA/MVA), net                                       (1,020,667)          (5,429,331)
      Transfers for contract benefits and terminations               (14,748,725)         (18,999,505)
      Contract maintenance charges                                      (389,916)            (343,812)
      Net change to contracts in payout period                              (841)                (441)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (4,741,225)         (12,020,519)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                     (70,069,493)           7,993,369
Net assets at beginning of period                                    145,767,470          137,774,101
                                                             -------------------  -------------------
Net assets at end of period                                  $        75,697,977  $       145,767,470
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)

                                                                    Wanger International Select
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $          (165,335) $          (163,698)
      Realized gains (losses)                                          4,191,032            3,403,621
      Unrealized appreciation (depreciation) during
       the year                                                      (13,590,786)           1,209,191
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                 (9,565,089)           4,449,114
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                             751,856            1,369,518
      Transfers between investment options
       (including GIA/MVA), net                                       (4,378,105)           1,738,760
      Transfers for contract benefits and terminations                (3,075,189)          (3,754,960)
      Contract maintenance charges                                       (45,324)             (60,246)
      Net change to contracts in payout period                                 -                    -
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (6,746,762)            (706,928)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                     (16,311,851)           3,742,186
Net assets at beginning of period                                     26,318,296           22,576,110
                                                             -------------------  -------------------
Net assets at end of period                                  $        10,006,445  $        26,318,296
                                                             ===================  ===================

                                                                           Wanger Select
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $          (265,166) $          (402,165)
      Realized gains (losses)                                            985,865            1,276,537
      Unrealized appreciation (depreciation) during
       the year                                                      (12,939,661)           1,303,691
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                (12,218,962)           2,178,063
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                             578,954            1,495,184
      Transfers between investment options
       (including GIA/MVA), net                                       (2,011,136)           1,906,345
      Transfers for contract benefits and terminations                (4,274,081)          (4,259,483)
      Contract maintenance charges                                       (61,718)             (61,948)
      Net change to contracts in payout period                                98                  589
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (5,767,883)            (919,313)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                     (17,986,845)           1,258,750
Net assets at beginning of period                                     29,091,912           27,833,162
                                                             -------------------  -------------------
Net assets at end of period                                  $        11,105,067  $        29,091,912
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)

                                                                                           Wanger USA
                                                                            ----------------------------------------
                                                                                    2008                 2007
                                                                            -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                                          $          (917,647) $        (1,391,350)
      Realized gains (losses)                                                        11,325,328           15,243,056
      Unrealized appreciation (depreciation) during the year                        (43,259,283)          (9,105,744)
                                                                            -------------------  -------------------
Net increase (decrease) in net assets from operations                               (32,851,602)           4,745,962
                                                                            -------------------  -------------------
Contract transactions:
      Payments received from contract owners                                          1,210,186            2,208,656
      Transfers between investment options (including GIA/MVA), net                  (5,826,698)          (6,315,939)
      Transfers for contract benefits and terminations                              (11,216,722)         (18,302,606)
      Contract maintenance charges                                                     (135,238)            (190,423)
      Net change to contracts in payout period                                            1,544               (1,529)
                                                                            -------------------  -------------------
Net increase (decrease) in net assets resulting from contract transactions          (15,966,928)         (22,601,841)
                                                                            -------------------  -------------------
         Total increase (decrease) in net assets                                    (48,818,530)         (17,855,879)
Net assets at beginning of period                                                    92,824,666          110,680,545
                                                                            -------------------  -------------------
Net assets at end of period                                                 $        44,006,136  $        92,824,666
                                                                            ===================  ===================

                       See Notes to Financial Statements

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

Note 1--Organization
The PHL Variable Accumulation Account (the "Separate Account"), is a separate investment account of PHL Variable Insurance Company ("PHL Variable"). PHL Variable is a Connecticut stock life insurance company and is an indirect wholly-owned subsidiary of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a wholly-owned subsidiary of The Phoenix Companies, Inc. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established December 7, 1994. The Separate Account currently consists of 65 investment options that invest in shares of underlying funds. The underlying funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, AllianceBernstein(R) Variable Products Series (VPS) Fund, Inc., DWS Investments VIT Funds (formerly Scudder Investments VIT Funds), Federated Insurance Series, Fidelity Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Lazard Retirement Series, Lord Abbett Series Fund, Inc., Neuberger Berman Advisers Management Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, The Rydex Variable Trust, The Sentinel Variable Products Trust, Summit Mutual Funds, Inc., The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds").

The Separate Account invests in the following investment options:

AIM V.I. Capital Appreciation Fund - Series I Shares
-------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Series I Shares
-------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Series I Shares
-------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio - Class O Shares
-------------------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth Strategy Portfolio - Class B
-------------------------------------------------------------------------------------------
AllianceBernstein VPS Wealth Appreciation Strategy Portfolio - Class B
-------------------------------------------------------------------------------------------
DWS Equity 500 Index Fund VIP - Class A
-------------------------------------------------------------------------------------------
DWS Small Cap Index VIP - Class A
-------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II
-------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares
-------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio - Service Class
-------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Opportunities Portfolio - Service Class
-------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio - Service Class
-------------------------------------------------------------------------------------------
Fidelity(R) VIP Investment Grade Bond Portfolio - Service Class
-------------------------------------------------------------------------------------------
Franklin Flex Cap Growth Securities Fund - Class 2
-------------------------------------------------------------------------------------------
Franklin Income Securities Fund - Class 2
-------------------------------------------------------------------------------------------
Lazard Retirement U.S. Small Cap Equity Portfolio - Service Shares
-------------------------------------------------------------------------------------------
Lord Abbett Bond Debenture Portfolio - Class VC Shares
-------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio - Class VC Shares
-------------------------------------------------------------------------------------------
Lord Abbett Mid Cap Value Portfolio - Class VC Shares
-------------------------------------------------------------------------------------------
Mutual Shares Securities Fund - Class 2 (included in Franklin Templeton Variable Insurance
Products Trust)
-------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio - Class S
-------------------------------------------------------------------------------------------
Neuberger Berman AMT Small Cap Growth Portfolio - S Class
-------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA - Service Shares
-------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA - Service Shares
-------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares
-------------------------------------------------------------------------------------------
Phoenix Capital Growth Series
-------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Aggressive Growth
-------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Growth
-------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate
-------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate Growth
-------------------------------------------------------------------------------------------
Phoenix Growth and Income Series
-------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series
-------------------------------------------------------------------------------------------
Phoenix Money Market Series
-------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series
-------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series
-------------------------------------------------------------------------------------------
Phoenix Small-Cap Growth Series
-------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series
-------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series
-------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series
-------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series
-------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series
-------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series
-------------------------------------------------------------------------------------------

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 1--Organization (Continued)

Phoenix-Van Kampen Equity 500 Index Series
-----------------------------------------------------------------
PIMCO CommodityRealReturn(TM) Strategy Portfolio - Advisor Class
-----------------------------------------------------------------
PIMCO Real Return Portfolio - Advisor Class
-----------------------------------------------------------------
PIMCO Total Return Portfolio - Advisor Class
-----------------------------------------------------------------
Rydex Variable Trust Inverse Government Long Bond Strategy Fund
-----------------------------------------------------------------
Rydex Variable Trust Nova Fund
-----------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund
-----------------------------------------------------------------
Sentinel Variable Products Balanced Fund
-----------------------------------------------------------------
Sentinel Variable Products Bond Fund
-----------------------------------------------------------------
Sentinel Variable Products Common Stock Fund
-----------------------------------------------------------------
Sentinel Variable Products Mid Cap Growth Fund
-----------------------------------------------------------------
Sentinel Variable Products Small Company Fund
-----------------------------------------------------------------
Summit S&P MidCap 400 Index Portfolio - Class I Shares
-----------------------------------------------------------------
Templeton Developing Markets Securities Fund - Class 2
-----------------------------------------------------------------
Templeton Foreign Securities Fund - Class 2
-----------------------------------------------------------------
Templeton Global Asset Allocation Fund - Class 2
-----------------------------------------------------------------
Templeton Growth Securities Fund - Class 2
-----------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio - Class II
-----------------------------------------------------------------
Wanger International
-----------------------------------------------------------------
Wanger International Select
-----------------------------------------------------------------
Wanger Select
-----------------------------------------------------------------
Wanger USA
-----------------------------------------------------------------

Additionally, policy owners may direct the allocation of their investments between the Separate Account, the Guaranteed Interest Account ("GIA") and/or the Market Valuation Account ("MVA").

Comparative year information for the year ended December 31, 2004 has been reformatted to be consistent with the 2005, 2006, 2007 and 2008 disclosures.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from PHL Variable s other asset and liabilities. The portion of the Separate Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business PHL Variable may conduct.

Note 2--Significant Accounting Policies
The following is a summary of significant accounting policies of the Separate Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

A. Valuation of investments: Investments are made exclusively in the Funds and are valued at the reported net asset values per share of the respective investment options.

B. Investment transactions and related income: Investment transactions are recorded on the trade date. Realized gains and losses on the sales of shares of the Funds are computed on the basis of the identified cost of the share sold. Dividend income and gains from investments are recorded on the ex-distribution date.

C. Income taxes: The Separate Account is not a separate entity from Phoenix, and under current federal income tax law, income arising from the Separate Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

D. Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

E. Distributions: Distributions from the Funds are recorded by each investment option on the ex-dividend date.

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 2--Significant Accounting Policies (Continued)
F. Fair Value Measurements: On January 1, 2008, The PHL Variable Accumulation Account adopted the provisions of Statement of Financial Accounting Standards No. 157 ("SFAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. To increase consistency and comparability in fair value measurements and related disclosures, PHL Variable Accumulation utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

.. Level 1--quoted prices in active markets for identical securities

.. Level 2--prices determined using other significant observable inputs
  (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

.. Level 3--prices determined using significant unobservable inputs (including the series' own assumptions in determining the fair value of investments)

A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day, as determined by the respective fund manager. Investments held by PHL Variable Accumulation Account are Level 1 of the hierarchy.

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 3--Purchases and Proceeds from Sales of Investments
The cost of purchases and proceeds from sales of investments for the period ended December 31, 2008 were as follows:

Investment Option                                                               Purchases         Sales
-----------------                                                               ---------         -----
   AIM V.I. Capital Appreciation Fund - Series I Shares                      $     3,983,485 $     8,319,839
   AIM V.I. Core Equity Fund - Series I Shares                                       588,100       2,489,828
   AIM V.I. Mid Cap Core Equity Fund - Series I Shares                               718,759       1,648,366
   Alger American Capital Appreciation Portfolio - Class O Shares                    266,272       4,151,595
   AllianceBernstein VPS Balanced Wealth Strategy Portfolio - Class B              2,976,679         332,349
   AllianceBernstein VPS Wealth Appreciation Strategy Portfolio - Class B          1,672,210         472,854
   DWS Equity 500 Index Fund VIP - Class A                                         7,669,995      12,391,284
   DWS Small Cap Index VIP - Class A                                                 505,740         285,418
   Federated Fund for U.S. Government Securities II                               28,298,210      63,182,126
   Federated High Income Bond Fund II - Primary Shares                             6,556,545      11,145,276
   Fidelity(R) VIP Contrafund(R) Portfolio - Service Class                        13,178,568      34,190,205
   Fidelity(R) VIP Growth Opportunities Portfolio - Service Class                 59,133,568      14,153,813
   Fidelity(R) VIP Growth Portfolio - Service Class                                4,730,636      10,434,700
   Fidelity(R) VIP Investment Grade Bond Portfolio - Service Class                31,320,137       8,521,996
   Franklin Flex Cap Growth Securities Fund - Class 2                                288,298         101,908
   Franklin Income Securities Fund - Class 2                                      35,741,821      18,176,701
   Lazard Retirement U.S. Small Cap Equity Portfolio - Service Shares                161,778         956,218
   Lord Abbett Bond Debenture Portfolio - Class VC Shares                          2,547,271       6,545,570
   Lord Abbett Growth and Income Portfolio - Class VC Shares                      13,801,209      24,413,818
   Lord Abbett Mid Cap Value Portfolio - Class VC Shares                           1,645,752       4,854,866
   Mutual Shares Securities Fund - Class 2                                        38,040,649      23,444,721
   Neuberger Berman AMT Guardian Portfolio - S Class                              41,635,468       5,417,096
   Neuberger Berman AMT Small Cap Growth Portfolio - S Class                         189,587         146,358
   Oppenheimer Capital Appreciation Fund/VA - Service Shares                         333,053         328,687
   Oppenheimer Global Securities Fund/VA - Service Shares                          2,424,137       1,290,690
   Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares                  25,822,917       3,226,093
   Phoenix Capital Growth Series                                                   2,739,237      16,430,924
   Phoenix Dynamic Asset Allocation Series: Aggressive Growth                      4,257,057       3,923,817
   Phoenix Dynamic Asset Allocation Series: Growth                                 9,504,501       5,424,293
   Phoenix Dynamic Asset Allocation Series: Moderate                              19,113,809       5,829,056
   Phoenix Dynamic Asset Allocation Series: Moderate Growth                       12,682,666       4,508,494
   Phoenix Growth and Income Series                                                5,843,199      19,160,478
   Phoenix Mid-Cap Growth Series                                                   2,623,610       9,219,309
   Phoenix Money Market Series                                                   121,683,472      93,941,339
   Phoenix Multi-Sector Fixed Income Series                                       54,596,039      36,661,553
   Phoenix Multi-Sector Short Term Bond Series                                     7,880,216      13,685,522
   Phoenix Small-Cap Growth Series                                                 3,702,078       8,096,396
   Phoenix Strategic Allocation Series                                             3,896,608      16,891,406
   Phoenix-Aberdeen International Series                                         104,134,662      56,749,969
   Phoenix-Duff & Phelps Real Estate Securities Series                            34,598,246      25,528,520
   Phoenix-Sanford Bernstein Mid-Cap Value Series                                 34,156,395      19,278,797
   Phoenix-Sanford Bernstein Small-Cap Value Series                               10,427,586      14,750,735
   Phoenix-Van Kampen Comstock Series                                              2,907,531      12,040,386
   Phoenix-Van Kampen Equity 500 Index Series                                      1,968,328      10,770,375
   PIMCO CommodityRealReturn/TM/ Strategy Portfolio - Advisor Class               43,762,154      22,738,309
   PIMCO Real Return Portfolio - Advisor Class                                    20,308,331      15,565,814
   PIMCO Total Return Portfolio - Advisor Class                                   12,297,493       5,355,563
   Rydex Variable Trust Inverse Government Long Bond Strategy Fund                    79,582         803,347
   Rydex Variable Trust Nova Fund                                                     34,320         365,465
   Rydex Variable Trust Sector Rotation Fund                                          77,883       1,609,042
   Sentinel Variable Products Balanced Fund                                        1,036,865         524,861

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 3--Purchases and Proceeds from Sales of Investments (Continued)

Investment Option                                                Purchases          Sales
-----------------                                                ---------          -----
   Sentinel Variable Products Bond Fund                      $      38,485,188 $    10,148,615
   Sentinel Variable Products Common Stock Fund                    100,945,328       7,105,464
   Sentinel Variable Products Mid Cap Growth Fund                    4,518,055       3,678,766
   Sentinel Variable Products Small Company Fund                    14,083,673       1,187,456
   Summit S&P MidCap 400 Index Portfolio - Class I Shares              528,907         393,590
   Templeton Developing Markets Securities Fund - Class 2            5,775,195      10,490,828
   Templeton Foreign Securities Fund - Class 2                       5,819,489      11,826,321
   Templeton Global Asset Allocation Fund - Class 2                    997,363         623,304
   Templeton Growth Securities Fund - Class 2                       38,661,553      17,789,393
   Van Kampen UIF Equity and Income Portfolio - Class II               487,585         136,666
   Wanger International                                             39,917,588      28,528,075
   Wanger International Select                                       9,826,226      11,436,852
   Wanger Select                                                     3,646,975       8,985,675
   Wanger USA                                                       11,869,219      19,781,710
                                                             ----------------- ---------------
                                                             $   1,114,105,056 $   812,588,860
                                                             ----------------- ---------------

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 4--Changes in Units Outstanding
The changes in units outstanding were as follows:

                                                                        -------------------------------------
                                                                        For period ended December 31, 2008
                                                                          Units       Units     Net Increase
Investment Option                                                         Issued     Redeemed    (Decrease)
                                                                        -------------------------------------
-------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series I Shares                     2,397,957  (4,205,157)  (1,807,200)
-------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Series I Shares                                376,952  (2,343,393)  (1,966,441)
-------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Series I Shares                         77,714  (1,418,063)  (1,340,349)
-------------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio - Class O Shares             156,322  (2,398,566)  (2,242,244)
-------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth Strategy Portfolio - Class B       3,292,403    (382,660)   2,909,743
-------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Wealth Appreciation Strategy Portfolio - Class B   1,839,799    (479,079)   1,360,720
-------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index Fund VIP - Class A                                  3,194,711  (5,636,130)  (2,441,419)
-------------------------------------------------------------------------------------------------------------
DWS Small Cap Index VIP - Class A                                          508,169    (349,861)     158,308
-------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II                         7,255,627 (25,140,144) (17,884,517)
-------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares                      2,061,634  (4,258,748)  (2,197,114)
-------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio - Service Class                  4,810,916 (12,796,833)  (7,985,917)
-------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Opportunities Portfolio - Service Class          61,705,133  (8,330,721)  53,374,412
-------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio - Service Class                         3,073,665  (6,425,041)  (3,351,376)
-------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Investment Grade Bond Portfolio - Service Class         29,830,608  (8,020,229)  21,810,379
-------------------------------------------------------------------------------------------------------------
Franklin Flex Cap Growth Securities Fund - Class 2                         374,091    (142,663)     231,428
-------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund - Class 2                               33,933,688 (18,547,110)  15,386,578
-------------------------------------------------------------------------------------------------------------
Lazard Retirement U.S. Small Cap Equity Portfolio - Service Shares         181,796    (950,532)    (768,736)
-------------------------------------------------------------------------------------------------------------
Lord Abbett Bond Debenture Portfolio - Class VC Shares                   1,742,401  (5,955,054)  (4,212,653)
-------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio - Class VC Shares               11,662,612 (22,919,022) (11,256,410)
-------------------------------------------------------------------------------------------------------------
Lord Abbett Mid Cap Value Portfolio - Class VC Shares                    1,182,628  (4,918,102)  (3,735,474)
-------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund - Class 2                                 29,295,362 (11,673,337)  17,622,025
-------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio - S Class                       46,160,946  (5,781,491)  40,379,455
-------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Small Cap Growth Portfolio - S Class                  224,968    (183,380)      41,588
-------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA - Service Shares                  382,061    (392,522)     (10,461)
-------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA - Service Shares                   2,768,512  (1,495,019)   1,273,493
-------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares           32,437,402  (3,722,618)  28,714,784
-------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                                            2,257,598 (13,670,436) (11,412,838)
-------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Aggressive Growth               3,821,760  (3,788,522)      33,238
-------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Growth                          8,825,340  (5,128,297)   3,697,043
-------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate                       19,243,519  (5,972,784)  13,270,735
-------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate Growth                12,146,140  (4,589,395)   7,556,745
-------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                                         2,042,254  (9,584,918)  (7,542,664)
-------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                            1,888,217  (6,039,181)  (4,150,964)
-------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                                             67,170,852 (48,935,664)  18,235,188
-------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series                                36,489,102 (15,428,353)  21,060,749
-------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series                              5,820,367 (12,206,189)  (6,385,822)
-------------------------------------------------------------------------------------------------------------
Phoenix Small-Cap Growth Series                                          1,020,394  (2,238,609)  (1,218,215)
-------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                                      1,014,406  (7,433,921)  (6,419,515)
-------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                                   77,856,514 (19,699,829)  58,156,685
-------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series                     24,526,537  (5,721,304)  18,805,233
-------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                          28,485,682  (6,464,209)  22,021,473
-------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                         2,887,835  (4,295,415)  (1,407,580)
-------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                                         970,764  (5,418,834)  (4,448,070)
-------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series                                 783,654  (5,843,652)  (5,059,998)
-------------------------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn/TM/ Strategy Portfolio - Advisor Class        34,542,683 (19,589,486)  14,953,197
-------------------------------------------------------------------------------------------------------------

                                                                        ------------------------------------
                                                                        For period ended December 31, 2007
                                                                          Units       Units     Net Increase
Investment Option                                                         Issued     Redeemed    (Decrease)
                                                                        ------------------------------------
------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series I Shares                     3,835,127  (4,110,175)    (275,048)
------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Series I Shares                                287,397  (2,398,164)  (2,110,767)
------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Series I Shares                        174,372  (1,748,627)  (1,574,255)
------------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio - Class O Shares             122,262  (2,318,232)  (2,195,970)
------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth Strategy Portfolio - Class B               -           -            -
------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Wealth Appreciation Strategy Portfolio - Class B           -           -            -
------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index Fund VIP - Class A                                  5,481,238  (5,344,953)     136,285
------------------------------------------------------------------------------------------------------------
DWS Small Cap Index VIP - Class A                                                -           -            -
------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II                        13,688,344 (12,237,968)   1,450,376
------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares                      2,488,631  (3,469,715)    (981,084)
------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio - Service Class                  9,493,446  (9,329,160)     164,286
------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Opportunities Portfolio - Service Class          27,209,302  (2,947,291)  24,262,011
------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio - Service Class                         5,382,381  (6,776,133)  (1,393,752)
------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Investment Grade Bond Portfolio - Service Class         27,436,411  (1,338,254)  26,098,157
------------------------------------------------------------------------------------------------------------
Franklin Flex Cap Growth Securities Fund - Class 2                               -           -            -
------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund - Class 2                               40,808,593  (4,283,036)  36,525,557
------------------------------------------------------------------------------------------------------------
Lazard Retirement U.S. Small Cap Equity Portfolio - Service Shares         128,549  (1,064,531)    (935,982)
------------------------------------------------------------------------------------------------------------
Lord Abbett Bond Debenture Portfolio - Class VC Shares                   2,960,140  (3,963,408)  (1,003,268)
------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio - Class VC Shares               41,692,253 (16,079,742)  25,612,511
------------------------------------------------------------------------------------------------------------
Lord Abbett Mid Cap Value Portfolio - Class VC Shares                    2,183,231  (4,690,117)  (2,506,886)
------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund - Class 2                                 22,985,923  (6,087,803)  16,898,120
------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio - S Class                       26,512,228    (827,391)  25,684,837
------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Small Cap Growth Portfolio - S Class                   75,481     (53,665)      21,816
------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA - Service Shares                  708,740    (309,523)     399,217
------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA - Service Shares                   1,838,036    (864,383)     973,653
------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares           21,906,896    (909,446)  20,997,450
------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                                            2,101,732 (17,120,534) (15,018,802)
------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Aggressive Growth               9,107,702  (1,497,049)   7,610,653
------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Growth                         16,385,523  (1,766,639)  14,618,884
------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate                        3,886,876  (1,327,518)   2,559,358
------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate Growth                 8,750,921  (2,466,236)   6,284,685
------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                                         4,744,205 (10,635,188)  (5,890,983)
------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                            4,568,923  (9,842,927)  (5,274,004)
------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                                             55,667,034 (51,341,609)   4,325,425
------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series                                17,705,737  (9,772,923)   7,932,814
------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series                              5,910,603  (9,577,551)  (3,666,948)
------------------------------------------------------------------------------------------------------------
Phoenix Small-Cap Growth Series                                            562,230  (2,201,341)  (1,639,111)
------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                                        878,708  (7,706,744)  (6,828,036)
------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                                   34,387,409 (16,033,121)  18,354,288
------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series                      8,417,045  (5,903,612)   2,513,433
------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                          12,460,839  (5,931,072)   6,529,767
------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                         1,871,082  (2,393,300)    (522,218)
------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                                       2,066,636  (5,826,921)  (3,760,285)
------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series                               5,395,495 (10,995,257)  (5,599,762)
------------------------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn/TM/ Strategy Portfolio - Advisor Class        18,111,061    (902,918)  17,208,143
------------------------------------------------------------------------------------------------------------

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 4--Changes in Units Outstanding (Continued)

                                                                 --------------------------------------
                                                                 For period ended December 31, 2008
                                                                   Units        Units     Net Increase
Investment Option                                                  Issued      Redeemed    (Decrease)
                                                                 --------------------------------------
-------------------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio - Advisor Class                       17,573,578 (14,068,239)   3,505,339
-------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio - Advisor Class                      10,391,392  (4,674,901)   5,716,491
-------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long Bond Strategy Fund       90,316    (930,929)   (840,613)
-------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                        27,152    (285,344)   (258,192)
-------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                             50,296  (1,039,194)   (988,898)
-------------------------------------------------------------------------------------------------------
Sentinel Variable Products Balanced Fund                           1,078,735    (572,384)     506,351
-------------------------------------------------------------------------------------------------------
Sentinel Variable Products Bond Fund                              36,143,531  (9,626,534)  26,516,997
-------------------------------------------------------------------------------------------------------
Sentinel Variable Products Common Stock Fund                     113,445,609  (7,850,660) 105,594,949
-------------------------------------------------------------------------------------------------------
Sentinel Variable Products Mid Cap Growth Fund                     4,450,843  (4,047,943)     402,900
-------------------------------------------------------------------------------------------------------
Sentinel Variable Products Small Company Fund                     16,180,820  (1,360,062)  14,820,758
-------------------------------------------------------------------------------------------------------
Summit S&P MidCap 400 Index Portfolio - Class I Shares               521,013    (390,139)     130,874
-------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund - Class 2             2,773,138  (5,587,425) (2,814,287)
-------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund - Class 2                        1,179,414  (4,649,548) (3,470,134)
-------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund - Class 2                      14,385    (290,927)   (276,542)
-------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund - Class 2                        31,429,897  (9,735,868)  21,694,029
-------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio - Class II                475,937    (139,493)     336,444
-------------------------------------------------------------------------------------------------------
Wanger International                                              19,085,299  (7,156,588)  11,928,711
-------------------------------------------------------------------------------------------------------
Wanger International Select                                        1,581,425  (3,222,951) (1,641,526)
-------------------------------------------------------------------------------------------------------
Wanger Select                                                      1,275,680  (2,609,353) (1,333,673)
-------------------------------------------------------------------------------------------------------
Wanger USA                                                         1,193,296  (6,072,846) (4,879,550)
-------------------------------------------------------------------------------------------------------

                                                                 -----------------------------------
                                                                 For period ended December 31, 2007
                                                                   Units      Units     Net Increase
Investment Option                                                  Issued    Redeemed    (Decrease)
                                                                 -----------------------------------
----------------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio - Advisor Class                       3,423,413 (2,250,972)   1,172,441
----------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio - Advisor Class                      2,884,779 (3,093,450)   (208,671)
----------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long Bond Strategy Fund     266,875 (1,958,255) (1,691,380)
----------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                       63,853   (617,994)   (554,141)
----------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                            52,158 (1,254,909) (1,202,751)
----------------------------------------------------------------------------------------------------
Sentinel Variable Products Balanced Fund                            298,435     (2,931)     295,504
----------------------------------------------------------------------------------------------------
Sentinel Variable Products Bond Fund                              4,624,597   (126,216)   4,498,381
----------------------------------------------------------------------------------------------------
Sentinel Variable Products Common Stock Fund                     19,303,866   (329,790)  18,974,076
----------------------------------------------------------------------------------------------------
Sentinel Variable Products Mid Cap Growth Fund                      457,232    (14,393)     442,839
----------------------------------------------------------------------------------------------------
Sentinel Variable Products Small Company Fund                     3,124,825    (44,397)   3,080,428
----------------------------------------------------------------------------------------------------
Summit S&P MidCap 400 Index Portfolio - Class I Shares                    -           -           -
----------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund - Class 2            9,638,565 (5,568,900)   4,069,665
----------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund - Class 2                       6,153,639 (8,349,755) (2,196,116)
----------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund - Class 2                     15,742   (296,045)   (280,303)
----------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund - Class 2                       22,253,748 (6,642,879)  15,610,869
----------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio - Class II               403,970    (67,513)     336,457
----------------------------------------------------------------------------------------------------
Wanger International                                              8,028,001 (7,998,841)      29,160
----------------------------------------------------------------------------------------------------
Wanger International Select                                       2,174,600 (2,154,587)      20,013
----------------------------------------------------------------------------------------------------
Wanger Select                                                     2,075,570 (2,182,584)   (107,014)
----------------------------------------------------------------------------------------------------
Wanger USA                                                        1,338,489 (7,076,575) (5,738,086)
----------------------------------------------------------------------------------------------------

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 5--Financial Highlights
A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying fund) and total return ratios for each of the five years in the periods ended December 31, 2008, 2007, 2006, 2005, and 2004 follows:

                             At December 31,                             For the periods ended December 31,
                       ---------------------------------------     ---------------------------------------------------
                                     Unit               Net        Investment    Expense                  Total
                        Units     Fair Value          Assets         Income     Ratio /2/               Return /3/
                       (000's)   (Lowest to Highest)  (000's)      Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
                       --------- -------------------  ---------    ---------- -------------------  --------------------

AIM V.I. Capital Appreciation Fund - Series I Shares
   2008                25,067    0.58    to    1.48   35,192             -    0.90%   to    1.95%  (43.62%) to  (35.51%)
   2007                26,874    1.01    to    2.60   66,230             -    0.90%   to    1.95%   (2.38%) to    11.00%
   2006                27,149    1.15    to    2.35   60,601         0.07%    0.90%   to    1.95%     3.31% to     5.35%
   2005                20,907    1.10    to    2.24   44,483         0.08%    0.90%   to    1.95%     4.23% to     7.86%
   2004                14,510    1.17    to    2.08   28,566             -    0.75%   to    1.95%     2.28% to     5.67%
AIM V.I. Core Equity Fund - Series I Shares
   2008                10,155    0.78    to    0.81    8,118         2.04%    0.90%   to    1.95%  (31.50%) to  (30.77%)
   2007                12,122    1.15    to    1.17   14,048         1.05%    0.90%   to    1.95%     6.00% to     7.14%
   2006/12/            14,232    1.08    to    1.09   15,458         0.81%    0.90%   to    1.95%     7.73% to     8.50%
   2005                     -       -    to       -        -             -        -   to        -         - to         -
   2004                     -       -    to       -        -             -        -   to        -         - to         -
AIM V.I. Mid Cap Core Equity Fund - Series I Shares
   2008                 4,010    0.88    to    0.93    3,623         1.41%    0.50%   to    1.95%  (29.91%) to   (5.16%)
   2007                 5,350    1.26    to    1.31    6,853         0.20%    0.50%   to    1.95%     7.40% to    11.30%
   2006                 6,924    1.17    to    1.21    8,201         0.88%    0.50%   to    1.95%     9.08% to    10.69%
   2005                 8,548    1.07    to    1.09    9,222         0.52%    0.50%   to    1.95%     5.53% to     7.08%
   2004/4/              7,864    1.02    to    1.02    7,992         2.09%    0.50%   to    1.95%     1.83% to     1.94%
Alger American Capital Appreciation Portfolio - Class O Shares
   2008                 5,202    1.08    to    1.83    6,339             -    0.90%   to    1.95%  (46.21%) to  (45.63%)
   2007                 7,444    1.99    to    3.37   16,676             -    0.90%   to    1.95%    30.92% to    32.33%
   2006                 9,640    1.51    to    2.55   16,453             -    0.90%   to    1.95%    12.55% to    18.19%
   2005                12,124    1.29    to    2.16   17,219             -    0.90%   to    1.95%     0.18% to    13.42%
   2004                14,690    1.14    to    1.91   19,272             -    0.90%   to    1.95%     6.08% to     7.21%
AllianceBernstein VPS Balanced Wealth Strategy Portfolio - Class B
   2008/24/             2,910    0.75    to    0.75    2,170         2.77%    0.90%   to    1.80%  (29.46%) to   (5.03%)
   2007                     -       -    to       -        -             -        -   to        -         - to         -
   2006                     -       -    to       -        -             -        -   to        -         - to         -
   2005                     -       -    to       -        -             -        -   to        -         - to         -
   2004                     -       -    to       -        -             -        -   to        -         - to         -
AllianceBernstein VPS Wealth Appreciation Strategy Portfolio - Class B
   2008/23/             1,361    0.64    to    0.64      869         0.86%    0.90%   to    1.75%  (40.38%) to   (1.21%)
   2007                     -       -    to       -        -             -        -   to        -         - to         -
   2006                     -       -    to       -        -             -        -   to        -         - to         -
   2005                     -       -    to       -        -             -        -   to        -         - to         -
   2004                     -       -    to       -        -             -        -   to        -         - to         -
DWS Equity 500 Index Fund VIP - Class A
   2008                30,057    0.60    to    1.76   47,286         2.47%    0.90%   to    2.25%  (38.57%) to  (29.73%)
   2007                32,498    0.97    to    2.83   82,484         1.52%    0.90%   to    2.25%   (0.14%) to     4.34%
   2006                32,362    1.18    to    2.71   79,149         1.17%    0.90%   to    2.25%   (2.51%) to    14.49%
   2005                25,950    1.04    to    2.37   56,171         1.42%    0.90%   to    2.25%     0.27% to     5.20%
   2004                20,589    1.08    to    2.28   43,545         1.02%    0.50%   to    2.25%   (0.16%) to     9.60%

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 5--Financial Highlights (Continued)

                         At December 31,                             For the periods ended December 31,
                   ---------------------------------------     ---------------------------------------------------
                                 Unit               Net        Investment    Expense                  Total
                    Units     Fair Value          Assets         Income     Ratio /2/               Return /3/
                   (000's)   (Lowest to Highest)  (000's)      Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
                   --------- -------------------  ---------    ---------- -------------------  --------------------

DWS Small Cap Index VIP - Class A
   2008/26/           158    0.73    to    0.73       116             -   1.10%   to    1.60%  (46.58%) to   (3.63%)
   2007                 -       -    to       -         -             -       -   to        -         - to         -
   2006                 -       -    to       -         -             -       -   to        -         - to         -
   2005                 -       -    to       -         -             -       -   to        -         - to         -
   2004                 -       -    to       -         -             -       -   to        -         - to         -
Federated Fund for U.S. Government Securities II
   2008            74,790    1.07    to    3.02   184,073         5.02%   0.50%   to    1.95%     2.25% to     3.76%
   2007            92,674    1.04    to    2.92   220,849         4.38%   0.50%   to    1.95%     0.33% to     5.75%
   2006            91,224    1.02    to    2.77   209,018         3.86%   0.50%   to    1.95%     0.14% to     3.62%
   2005            72,223    0.99    to    2.69   165,069         3.68%   0.50%   to    1.95%   (0.93%) to     1.52%
   2004            55,859    1.03    to    2.66   129,138         4.18%   0.50%   to    1.95%     1.59% to     3.09%
Federated High Income Bond Fund II - Primary Shares
   2008             5,659    0.72    to    2.37    11,022        10.63%   0.75%   to    1.95%  (27.44%) to  (15.62%)
   2007             7,857    0.98    to    3.23    21,296         8.30%   0.75%   to    1.95%   (1.09%) to     2.65%
   2006             8,838    1.12    to    3.14    23,709         8.64%   0.75%   to    1.95%     0.13% to     9.98%
   2005             9,388    1.03    to    2.86    23,182         8.58%   0.75%   to    1.95%     0.66% to     1.89%
   2004            12,797    1.16    to    2.81    31,179         7.96%   0.50%   to    1.95%     8.31% to     9.63%
Fidelity(R) VIP Contrafund(R) Portfolio - Service Class
   2008            27,724    0.61    to    2.24    48,279         0.80%   0.90%   to    1.95%  (43.73%) to  (36.87%)
   2007            35,710    1.08    to    3.95   113,863         0.83%   0.90%   to    1.95%   (0.67%) to    16.45%
   2006            35,546    1.24    to    3.40   100,303         1.13%   0.90%   to    1.95%     0.31% to    10.59%
   2005            33,122    1.13    to    3.08    84,975         0.17%   0.90%   to    1.95%     8.64% to    15.80%
   2004            22,931    1.28    to    2.66    51,567         0.21%   0.75%   to    1.95%    10.09% to    14.30%
Fidelity(R) VIP Growth Opportunities Portfolio - Service Class
   2008            97,266    0.49    to    1.29    75,492         0.48%   0.90%   to    1.95%  (55.94%) to  (52.58%)
   2007            43,891    1.10    to    2.91   101,935             -   0.90%   to    1.95%    10.35% to    21.93%
   2006            19,629    1.12    to    2.39    42,654         0.39%   0.90%   to    1.95%   (0.42%) to     4.36%
   2005             8,065    1.08    to    2.30    16,245         0.52%   0.90%   to    1.95%     4.93% to     8.77%
   2004             3,263    1.17    to    2.13     5,432         0.44%   0.90%   to    1.95%     4.97% to     6.10%
Fidelity(R) VIP Growth Portfolio - Service Class
   2008            15,858    0.60    to    1.94    18,242         0.69%   0.50%   to    1.95%  (48.26%) to   (6.52%)
   2007            19,209    1.16    to    3.70    41,309         0.62%   0.50%   to    1.95%   (2.64%) to    26.23%
   2006            20,603    1.12    to    2.93    36,134         0.29%   0.50%   to    1.95%     3.75% to     6.20%
   2005            24,590    1.07    to    2.76    40,518         0.38%   0.50%   to    1.95%     2.56% to     5.34%
   2004            26,041    1.14    to    2.62    39,498         0.15%   0.50%   to    1.95%   (2.21%) to     2.75%
Fidelity(R) VIP Investment Grade Bond Portfolio - Service Class
   2008            47,909    0.97    to    0.99    46,922         3.15%   0.90%   to    1.95%   (5.08%) to   (3.33%)
   2007/19/        26,098    1.02    to    1.04    26,891         0.20%   0.90%   to    1.80%     0.71% to     3.67%
   2006                 -       -    to       -         -             -       -   to        -         - to         -
   2005                 -       -    to       -         -             -       -   to        -         - to         -
   2004                 -       -    to       -         -             -       -   to        -         - to         -

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 5--Financial Highlights (Continued)

                            At December 31,                              For the periods ended December 31,
                      ---------------------------------------      ---------------------------------------------------
                                    Unit               Net         Investment    Expense                  Total
                       Units     Fair Value          Assets          Income     Ratio /2/               Return /3/
                      (000's)   (Lowest to Highest)  (000's)       Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
                      --------- -------------------  ---------     ---------- -------------------  --------------------

Franklin Flex Cap Growth Securities Fund - Class 2
   2008/25/               231   0.73    to    0.73       168         0.07%    1.10%   to    1.65%  (32.37%) to    10.65%
   2007                     -      -    to       -         -             -        -   to        -         - to         -
   2006                     -      -    to       -         -             -        -   to        -         - to         -
   2005                     -      -    to       -         -             -        -   to        -         - to         -
   2004                     -      -    to       -         -             -        -   to        -         - to         -
Franklin Income Securities Fund - Class 2
   2008                60,032   0.66    to    0.80    44,070         5.55%    0.90%   to    1.95%  (31.03%) to  (30.29%)
   2007                44,645   0.96    to    1.14    49,235         2.99%    0.90%   to    1.95%     0.17% to     2.82%
   2006/17/             8,119   1.04    to    1.11     8,983         0.68%    0.90%   to    1.95%     3.11% to    12.87%
   2005                     -      -    to       -         -             -        -   to                  - to         -
   2004                     -      -    to       -         -             -        -   to                  - to         -
Lazard Retirement U.S. Small Cap Equity Portfolio - Service Shares
   2008                 1,817   0.70    to    0.73     1,303             -    0.90%   to    1.95%  (37.71%) to  (10.10%)
   2007                 2,585   1.13    to    1.16     2,961             -    0.90%   to    1.95%   (9.02%) to   (8.04%)
   2006                 3,521   1.24    to    1.26     4,403             -    0.90%   to    1.95%    13.81% to    15.03%
   2005/6/              5,103   1.09    to    1.10     5,571             -    0.90%   to    1.95%     1.74% to    12.13%
   2004                     -      -    to       -         -             -        -   to        -         - to         -
Lord Abbett Bond Debenture Portfolio - Class VC Shares
   2008                 9,395   0.82    to    0.95     8,789         5.30%    0.90%   to    1.95%  (19.14%) to  (11.57%)
   2007                13,608   1.00    to    1.17    15,669         5.95%    0.90%   to    1.95%   (0.44%) to     5.23%
   2006                14,611   1.09    to    1.11    16,072         6.00%    0.90%   to    1.95%     0.62% to     8.35%
   2005/7/             15,079   1.02    to    1.02    15,385         7.32%    0.90%   to    1.95%   (0.01%) to     4.69%
   2004                     -      -    to       -         -             -        -   to        -         - to         -
Lord Abbett Growth and Income Portfolio - Class VC Shares
   2008               120,927   0.61    to    0.79    93,533         1.48%    0.90%   to    1.95%  (37.66%) to  (13.11%)
   2007               132,183   0.97    to    1.25   163,065         1.35%    0.90%   to    1.95%     1.13% to     3.47%
   2006               106,571   1.20    to    1.22   129,362         1.36%    0.90%   to    1.95%     4.41% to    16.22%
   2005/5/             91,874   1.04    to    1.05    96,321         1.57%    0.90%   to    1.95%     2.04% to     8.58%
   2004                     -      -    to       -         -             -        -   to        -         - to         -
Lord Abbett Mid Cap Value Portfolio - Class VC Shares
   2008                 9,889   0.53    to    0.72     6,986         1.11%    0.90%   to    1.95%  (40.54%) to  (27.12%)
   2007                13,625   0.89    to    1.20    16,172         0.40%    0.90%   to    1.95%   (7.61%) to   (0.33%)
   2006                16,132   1.18    to    1.21    19,312         0.46%    0.90%   to    1.95%   (0.35%) to    11.22%
   2005/5/             19,997   1.07    to    1.09    21,620         0.67%    0.90%   to    1.95%   (0.79%) to    13.48%
   2004                     -      -    to       -         -             -        -   to        -         - to         -
Mutual Shares Securities Fund - Class 2
   2008                53,629   0.59    to    2.37    58,111         3.17%    0.90%   to    1.95%  (38.34%) to  (37.67%)
   2007                36,007   0.94    to    3.81    83,298         1.35%    0.90%   to    1.95%   (1.65%) to     2.54%
   2006                19,109   1.25    to    3.71    53,592         1.24%    0.90%   to    1.95%     0.44% to    17.32%
   2005                13,894   1.08    to    3.16    35,252         0.84%    0.90%   to    1.95%     5.11% to     9.56%
   2004                11,370   1.24    to    2.89    26,137         0.80%    0.75%   to    1.95%     2.50% to    11.62%

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 5--Financial Highlights (Continued)

                         At December 31,                            For the periods ended December 31,
                   --------------------------------------     ---------------------------------------------------
                                 Unit               Net       Investment    Expense                  Total
                    Units     Fair Value          Assets        Income     Ratio /2/               Return /3/
                   (000's)   (Lowest to Highest)  (000's)     Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
                   --------- -------------------  --------    ---------- -------------------  --------------------

Neuberger Berman AMT Guardian Portfolio - S Class
   2008            66,570    0.61    to    0.70    42,640       0.66%    0.90%   to    1.95%  (38.49%) to  (25.99%)
   2007            26,191    0.98    to    1.12    28,314       0.46%    0.90%   to    1.80%     0.12% to     7.33%
   2006/17/           506    1.04    to    1.06       534       1.29%    0.90%   to    1.65%     4.35% to    15.67%
   2005                 -       -    to       -         -           -        -   to        -         - to         -
   2004                 -       -    to       -         -           -        -   to        -         - to         -
Neuberger Berman AMT Small Cap Growth Portfolio - S Class
   2008               102    0.56    to    0.60        58           -    0.90%   to    1.80%  (40.56%) to     0.73%
   2007                60    0.95    to    1.01        57           -    0.90%   to    1.80%   (7.36%) to   (0.39%)
   2006/17/            38    0.96    to    0.97        37           -    0.90%   to    1.80%   (4.34%) to     3.54%
   2005                 -       -    to       -         -           -        -   to        -         - to         -
   2004                 -       -    to       -         -           -        -   to        -         - to         -
Oppenheimer Capital Appreciation Fund/VA - Service Shares
   2008               757    0.56    to    0.62       461           -    0.90%   to    1.80%  (46.64%) to  (17.30%)
   2007               768    1.13    to    1.16       877       0.01%    0.90%   to    1.80%     8.47% to    12.83%
   2006/18/           369    1.01    to    1.03       375           -    0.90%   to    1.80%     1.62% to    12.46%
   2005                 -       -    to       -         -           -        -   to        -         - to         -
   2004                 -       -    to       -         -           -        -   to        -         - to         -
Oppenheimer Global Securities Fund/VA - Service Shares
   2008             3,342    0.57    to    0.66     2,164       1.23%    0.90%   to    1.95%  (41.50%) to  (11.77%)
   2007             2,068    0.97    to    1.12     2,284       0.94%    0.90%   to    1.95%   (4.89%) to     5.12%
   2006/13/         1,094    1.06    to    1.07     1,162           -    0.90%   to    1.95%     4.31% to    14.51%
   2005                 -       -    to       -         -           -        -   to        -         - to         -
   2004                 -       -    to       -         -           -        -   to        -         - to         -
Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares
   2008            50,135    0.55    to    0.62    28,559       0.21%    0.90%   to    1.95%  (39.12%) to  (28.17%)
   2007            21,420    0.89    to    1.01    20,465       0.03%    0.90%   to    1.80%   (7.27%) to   (2.28%)
   2006/16/           423    0.99    to    1.04       423           -    0.90%   to    1.80%   (2.92%) to    12.11%
   2005                 -       -    to       -         -           -        -   to        -         - to         -
   2004                 -       -    to       -         -           -        -   to        -         - to         -
Phoenix Capital Growth Series
   2008            48,533    0.59    to    1.31    40,764       0.03%    0.90%   to    1.95%  (41.94%) to    10.12%
   2007            59,946    1.11    to    2.24    85,557       0.25%    0.90%   to    1.95%     8.58% to     9.75%
   2006            74,964    1.02    to    2.04    97,738       0.24%    0.90%   to    1.95%     1.21% to     8.04%
   2005            70,294    1.01    to    2.00    86,963       0.06%    0.90%   to    1.95%     1.70% to     2.78%
   2004            93,245    0.99    to    1.95   112,519       0.81%    0.90%   to    1.95%     2.92% to     4.03%
Phoenix Dynamic Asset Allocation Series: Aggressive Growth
   2008            15,730    0.60    to    0.73    11,003       1.54%    0.90%   to    1.80%  (39.37%) to  (31.94%)
   2007            15,697    0.99    to    1.20    18,345       1.58%    0.90%   to    1.80%   (1.91%) to     7.47%
   2006/9/          8,086    1.11    to    1.12     8,997       2.36%    0.90%   to    1.80%     1.29% to    14.96%
   2005                 -       -    to       -         -           -        -   to        -         - to         -
   2004                 -       -    to       -         -           -        -   to        -         - to         -

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 5--Financial Highlights (Continued)

                        At December 31,                        For the periods ended December 31,
                  -----------------------------------    ---------------------------------------------------
                              Unit               Net     Investment    Expense                  Total
                   Units   Fair Value          Assets      Income     Ratio /2/               Return /3/
                  (000's) (Lowest to Highest)  (000's)   Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
                  ------- -------------------  -------   ---------- -------------------  --------------------

Phoenix Dynamic Asset Allocation Series: Growth
   2008           26,253  0.67    to    0.79    19,722     2.07%    0.90%   to    1.80%  (33.40%) to  (32.79%)
   2007           22,556  1.00    to    1.17    25,711     2.22%    0.90%   to    1.80%     4.03% to     7.68%
   2006/11/        7,937  1.04    to    1.09     8,616     1.94%    0.90%   to    1.80%     0.83% to    10.56%
   2005                -     -    to       -         -         -        -   to        -         - to         -
   2004                -     -    to       -         -         -        -   to        -         - to         -
Phoenix Dynamic Asset Allocation Series: Moderate
   2008           18,779  0.85    to    0.94    17,197     3.24%    0.90%   to    1.95%  (17.44%) to   (1.23%)
   2007            5,508  1.03    to    1.12     6,089     3.47%    0.90%   to    1.95%   (0.43%) to     7.00%
   2006/10/        2,949  1.03    to    1.05     3,075     4.46%    0.90%   to    1.95%     0.05% to     6.87%
   2005                -     -    to       -         -         -        -   to        -         - to         -
   2004                -     -    to       -         -         -        -   to        -         - to         -
Phoenix Dynamic Asset Allocation Series: Moderate Growth
   2008           20,259  0.74    to    0.86    16,786     2.68%    0.90%   to    1.95%  (26.94%) to   (5.10%)
   2007           12,702  1.01    to    1.16    14,429     2.54%    0.90%   to    1.95%   (2.09%) to     7.52%
   2006/8/         6,417  1.04    to    1.08     6,886     3.72%    0.90%   to    1.95%     2.55% to    10.27%
   2005                -     -    to       -         -         -        -   to                  - to         -
   2004                -     -    to       -         -         -        -   to                  - to         -
Phoenix Growth and Income Series
   2008           35,718  0.63    to    2.23    54,789     1.30%    0.75%   to    1.95%  (36.20%) to  (27.72%)
   2007           43,261  0.98    to    3.45   102,198     0.94%    0.75%   to    1.95%   (2.83%) to     5.85%
   2006           49,152  1.19    to    3.26   108,401     1.15%    0.75%   to    1.95%     2.98% to    16.31%
   2005           48,900  1.03    to    2.80    90,058     1.08%    0.75%   to    1.95%   (0.36%) to     4.55%
   2004           52,223  1.20    to    2.69    87,702     1.31%    0.75%   to    1.95%     8.32% to     9.65%
Phoenix Mid-Cap Growth Series
   2008           12,898  0.61    to    1.50    13,898         -    0.90%   to    1.95%  (44.57%) to  (43.98%)
   2007           17,049  1.09    to    2.69    32,697         -    0.90%   to    1.95%   (3.16%) to    20.70%
   2006           22,323  1.07    to    2.23    36,076         -    0.90%   to    1.95%   (1.37%) to     3.20%
   2005           12,410  1.05    to    2.16    20,151         -    0.90%   to    1.95%   (0.87%) to     3.24%
   2004           18,284  1.12    to    2.10    29,040         -    0.90%   to    1.95%     4.64% to     5.76%
Phoenix Money Market Series
   2008           60,148  1.03    to    2.44   108,806     2.17%    0.75%   to    1.95%     0.01% to     1.48%
   2007           41,913  1.02    to    2.41    81,064     4.77%    0.75%   to    1.95%     0.11% to     4.09%
   2006           37,587  1.02    to    2.32    69,317     4.35%    0.75%   to    1.95%    0.00%* to     3.63%
   2005           31,115  1.00    to    2.24    56,230     2.53%    0.75%   to    1.95%    0.00%* to     1.81%
   2004           36,553  0.99    to    2.20    61,979     0.77%    0.75%   to    2.25%   (1.47%) to     0.04%
Phoenix Multi-Sector Fixed Income Series
   2008           72,899  0.81    to    2.67   109,435     7.75%    0.50%   to    1.95%  (19.53%) to  (18.34%)
   2007           51,838  1.00    to    3.29   124,807     5.71%    0.50%   to    1.95%     1.68% to     3.19%
   2006           43,905  1.06    to    3.20   111,464     5.34%    0.50%   to    1.95%   (0.42%) to     6.31%
   2005           46,104  1.01    to    3.02   109,741     4.82%    0.50%   to    1.95%   (0.40%) to     1.28%
   2004           48,826  1.11    to    2.99   112,833     6.18%    0.50%   to    1.95%     3.49% to     6.17%

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 5--Financial Highlights (Continued)

                   At December 31,                        For the periods ended December 31,
             -----------------------------------    ---------------------------------------------------
                         Unit               Net     Investment    Expense                  Total
              Units   Fair Value          Assets      Income     Ratio /2/               Return /3/
             (000's) (Lowest to Highest)  (000's)   Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
             ------- -------------------  -------   ---------- -------------------  --------------------

Phoenix Multi-Sector Short Term Bond Series
   2008       19,568 0.88    to    1.02    19,298     5.47%    0.90%   to    1.95%  (13.08%) to   (7.30%)
   2007       25,954 1.01    to    1.16    29,323     5.08%    0.90%   to    1.95%   (0.16%) to     3.05%
   2006       29,621 1.05    to    1.13    32,637     4.51%    0.90%   to    1.95%     3.66% to     4.77%
   2005       32,571 1.01    to    1.07    34,440     3.73%    0.90%   to    1.95%   (0.87%) to     0.45%
   2004       28,678 1.04    to    1.07    30,379     4.41%    0.75%   to    1.95%     2.04% to     4.39%
Phoenix Small-Cap Growth Series
   2008        5,977 0.57    to    2.63    14,652         -    0.90%   to    1.95%  (46.00%) to  (45.42%)
   2007        7,195 1.06    to    4.83    33,407         -    0.75%   to    1.95%   (4.53%) to    15.05%
   2006        8,834 1.36    to    4.22    35,811     0.02%    0.75%   to    1.95%    10.22% to    18.56%
   2005        4,478 1.16    to    3.56    15,539         -    0.75%   to    1.95%   (2.25%) to    16.43%
   2004        4,344 1.15    to    3.10    13,185         -    0.75%   to    1.95%   (9.64%) to     1.36%
Phoenix Strategic Allocation Series
   2008       19,732 0.73    to    2.24    34,613     2.88%    0.75%   to    1.95%  (26.90%) to  (18.60%)
   2007       26,152 1.00    to    3.03    63,031     2.53%    0.75%   to    1.95%   (1.25%) to     5.19%
   2006       32,980 1.27    to    2.88    76,077     2.50%    0.75%   to    1.95%    10.50% to    11.85%
   2005       44,235 1.14    to    2.58    91,736     2.28%    0.75%   to    1.95%   (1.80%) to     1.03%
   2004       56,804 1.14    to    2.55   116,772     2.58%    0.75%   to    1.95%     5.36% to     6.65%
Phoenix-Aberdeen International Series
   2008      150,692 0.63    to    3.16   217,411     2.09%    0.50%   to    1.95%  (40.36%) to  (39.29%)
   2007       92,535 1.05    to    5.21   316,871     1.68%    0.50%   to    1.95%     5.66% to    14.37%
   2006       74,181 1.49    to    4.56   245,476     2.59%    0.50%   to    1.95%     0.55% to    26.74%
   2005       28,619 1.19    to    3.59    63,545     4.47%    0.50%   to    1.95%     6.72% to    17.98%
   2004       29,312 1.40    to    3.05    53,620     2.92%    0.50%   to    1.95%    15.17% to    20.18%
Phoenix-Duff & Phelps Real Estate Securities Series
   2008       38,420 0.54    to    4.83    56,526     1.56%    0.50%   to    1.95%  (43.55%) to  (37.20%)
   2007       19,614 0.87    to    7.73    82,754     1.27%    0.50%   to    1.95%  (17.36%) to   (1.65%)
   2006       17,101 1.48    to    9.25   110,320     1.34%    0.50%   to    1.95%     9.68% to    36.38%
   2005       15,797 1.10    to    6.81    76,155     1.74%    0.50%   to    1.95%     0.03% to    14.52%
   2004       15,493 1.55    to    5.97    66,800     2.50%    0.50%   to    1.95%    27.28% to    34.02%
Phoenix-Sanford Bernstein Mid-Cap Value Series
   2008       48,439 0.56    to    3.55    59,955     0.17%    0.50%   to    1.95%  (38.75%) to  (35.77%)
   2007       26,418 0.88    to    5.57    81,392     0.14%    0.50%   to    1.95%   (5.76%) to     2.51%
   2006       19,888 1.20    to    5.53    71,158     0.42%    0.50%   to    1.95%     6.75% to    14.34%
   2005       20,477 1.06    to    4.87    65,289     0.11%    0.50%   to    1.95%   (1.55%) to     7.19%
   2004       20,613 1.42    to    4.58    61,042     0.18%    0.50%   to    1.95%    18.06% to    19.80%
Phoenix-Sanford Bernstein Small-Cap Value Series
   2008        9,182 0.54    to    2.87    21,404     0.08%    0.90%   to    1.95%  (39.12%) to  (38.47%)
   2007       10,590 0.88    to    4.66    41,422         -    0.90%   to    1.95%   (9.58%) to     1.07%
   2006       11,112 1.23    to    4.80    45,913     0.23%    0.90%   to    1.95%     9.44% to    15.70%
   2005       10,407 1.07    to    4.15    38,467         -    0.90%   to    1.95%     0.56% to     6.50%
   2004       10,631 1.48    to    3.90    37,411         -    0.75%   to    1.95%    10.85% to    21.57%

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 5--Financial Highlights (Continued)

                          At December 31,                              For the periods ended December 31,
                    ---------------------------------------      ---------------------------------------------------
                                  Unit               Net         Investment    Expense                  Total
                     Units     Fair Value          Assets          Income     Ratio /2/               Return /3/
                    (000's)   (Lowest to Highest)  (000's)       Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
                    --------- -------------------  ---------     ---------- -------------------  --------------------

Phoenix-Van Kampen Comstock Series
   2008             11,646    0.57    to    2.15   18,338           1.69%   0.50%   to    1.95%  (36.98%) to  (15.29%)
   2007             16,095    0.89    to    3.38   40,472           1.50%   0.50%   to    1.95%   (6.46%) to     7.62%
   2006             19,855    1.25    to    3.49   51,685           1.64%   0.50%   to    1.95%    10.13% to    20.30%
   2005             24,577    1.24    to    2.91   53,686           1.10%   0.50%   to    1.95%   (1.86%) to     4.90%
   2004             34,361    1.20    to    2.79   70,474           0.97%   0.50%   to    1.95%    10.71% to    11.90%
Phoenix-Van Kampen Equity 500 Index Series
   2008             22,215    0.60    to    1.55   27,730           1.61%   0.90%   to    2.25%  (38.72%) to  (27.57%)
   2007             27,275    0.96    to    2.50   55,307           1.27%   0.90%   to    2.25%   (3.16%) to     5.71%
   2006             32,875    1.17    to    2.41   64,412           1.34%   0.90%   to    2.25%     3.06% to    13.19%
   2005             28,548    1.22    to    2.13   49,041           1.22%   0.90%   to    2.25%   (4.47%) to     2.76%
   2004             35,053    1.20    to    2.08   58,129           1.47%   0.90%   to    2.25%     3.40% to     8.85%
PIMCO CommodityRealReturn/TM/ Strategy Portfolio - Advisor Class
   2008             32,643    0.63    to    0.67   20,955           4.53%   0.90%   to    1.95%  (53.91%) to  (44.36%)
   2007             17,690    1.14    to    1.21   20,489           7.30%   0.90%   to    1.95%     8.44% to    22.03%
   2006/13/            481    0.95    to    1.00      461          15.20%   0.90%   to    1.80%   (7.64%) to   (3.51%)
   2005                  -       -    to       -        -               -       -   to        -         - to         -
   2004                  -       -    to       -        -               -       -   to        -         - to         -
PIMCO Real Return Portfolio - Advisor Class
   2008              5,200    0.99    to    1.03    5,259           3.38%   0.90%   to    1.95%  (14.79%) to   (6.07%)
   2007              1,695    1.08    to    1.11    1,868           4.53%   0.90%   to    1.80%   (0.17%) to    10.49%
   2006/16/            522    1.00    to    1.02      530           4.51%   1.10%   to    1.80%   (1.72%) to     2.65%
   2005                  -       -    to       -        -               -       -   to        -         - to         -
   2004                  -       -    to       -        -               -       -   to        -         - to         -
PIMCO Total Return Portfolio - Advisor Class
   2008             10,863    1.10    to    1.16   12,367           4.35%   0.90%   to    1.80%   (0.08%) to     3.75%
   2007              5,146    1.07    to    1.11    5,684           4.71%   0.90%   to    1.85%   (0.72%) to     7.65%
   2006/14/          5,355    1.01    to    1.04    5,526           4.56%   0.90%   to    1.85%   (1.22%) to     4.15%
   2005                  -       -    to       -        -               -       -   to        -         - to         -
   2004                  -       -    to       -        -               -       -   to        -         - to         -
Rydex Variable Trust Inverse Government Long Bond Strategy Fund
   2008              2,475    0.53    to    0.61    1,474           0.41%   0.90%   to    1.95%  (31.57%) to  (30.84%)
   2007              3,315    0.77    to    0.89    2,870           3.77%   0.90%   to    1.95%   (6.38%) to     3.57%
   2006              5,007    0.82    to    0.94    4,597           3.12%   0.90%   to    1.95%     6.01% to     7.14%
   2005              8,410    0.77    to    0.88    7,228               -   0.90%   to    1.95%   (7.08%) to   (6.09%)
   2004              9,679    0.83    to    0.93    8,918               -   0.90%   to    1.95%  (12.41%) to   (7.00%)
Rydex Variable Trust Nova Fund
   2008              1,041    0.72    to    0.76      769           0.34%   0.90%   to    1.95%  (55.36%) to  (31.34%)
   2007              1,299    1.61    to    1.69    2,140           1.16%   0.90%   to    1.95%   (0.85%) to     0.21%
   2006              1,853    1.62    to    1.68    3,056           0.93%   0.90%   to    1.95%     0.95% to    18.20%
   2005              3,727    1.35    to    1.43    5,223           0.37%   0.90%   to    1.95%     1.95% to     6.03%
   2004              3,860    1.32    to    1.38    5,278           0.05%   0.90%   to    1.95%    10.83% to    13.59%

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 5--Financial Highlights (Continued)

                      At December 31,                        For the periods ended December 31,
                -----------------------------------    ---------------------------------------------------
                            Unit               Net     Investment    Expense                  Total
                 Units   Fair Value          Assets      Income     Ratio /2/               Return /3/
                (000's) (Lowest to Highest)  (000's)   Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
                ------- -------------------  -------   ---------- -------------------  --------------------

Rydex Variable Trust Sector Rotation Fund
   2008           1,350 1.04    to    1.13    1,480           -   0.90%   to    1.95%  (47.83%) to  (41.27%)
   2007           2,339 1.78    to    1.92    4,392           -   0.90%   to    1.95%     4.16% to    21.64%
   2006           3,541 1.22    to    1.58    5,490           -   0.90%   to    1.95%   (0.47%) to    10.39%
   2005           5,931 1.35    to    1.43    8,350           -   0.90%   to    1.95%    11.50% to    12.69%
   2004           2,414 1.20    to    1.27    3,034           -   0.90%   to    1.95%     5.09% to    12.91%
Sentinel Variable Products Balanced Fund
   2008             802 0.76    to    0.77      612       3.03%   0.90%   to    1.80%  (25.00%) to     1.87%
   2007/22/         296 1.02    to    1.02      301      11.05%   1.10%   to    1.38%   (2.99%) to   (1.98%)
   2006               -    -    to       -        -           -       -   to        -         - to         -
   2005               -    -    to       -        -           -       -   to        -         - to         -
   2004               -    -    to       -        -           -       -   to        -         - to         -
Sentinel Variable Products Bond Fund
   2008          31,015 1.03    to    1.05   32,264       5.70%   0.90%   to    1.95%     0.23% to     2.47%
   2007/20/       4,498 1.02    to    1.02    4,587      28.15%   0.90%   to    1.80%     1.33% to     3.07%
   2006               -    -    to       -        -           -       -   to        -         - to         -
   2005               -    -    to       -        -           -       -   to        -         - to         -
   2004               -    -    to       -        -           -       -   to        -         - to         -
Sentinel Variable Products Common Stock Fund
   2008         124,569 0.67    to    0.68   84,130       2.17%   0.90%   to    1.95%  (34.25%) to  (26.73%)
   2007/20/      18,974 1.02    to    1.02   19,401       7.76%   0.90%   to    1.80%   (4.21%) to     0.87%
   2006               -    -    to       -        -           -       -   to        -         - to         -
   2005               -    -    to       -        -           -       -   to        -         - to         -
   2004               -    -    to       -        -           -       -   to        -         - to         -
Sentinel Variable Products Mid Cap Growth Fund
   2008             846 0.57    to    0.58      485           -   0.90%   to    1.95%  (47.03%) to   (1.00%)
   2007/21/         443 1.08    to    1.08      477           -   0.90%   to    1.80%   (2.66%) to     1.53%
   2006               -    -    to       -        -           -       -   to                  - to         -
   2005               -    -    to       -        -           -       -   to                  - to         -
   2004               -    -    to       -        -           -       -   to                  - to         -
Sentinel Variable Products Small Company Fund
   2008          17,901 0.67    to    0.68   12,014       0.46%   0.90%   to    1.95%  (33.51%) to  (25.00%)
   2007/20/       3,080 1.00    to    1.01    3,096       4.01%   0.90%   to    1.80%   (6.63%) to     0.07%
   2006               -    -    to       -        -           -       -   to                  - to         -
   2005               -    -    to       -        -           -       -   to                  - to         -
   2004               -    -    to       -        -           -       -   to                  - to         -
Summit S&P MidCap 400 Index Portfolio - Class I Shares
   2008/26/         131 0.70    to    0.70       91       0.84%   1.10%   to    1.60%  (43.72%) to  (11.18%)
   2007               -    -    to       -        -           -       -   to        -         - to         -
   2006               -    -    to       -        -           -       -   to        -         - to         -
   2005               -    -    to       -        -           -       -   to        -         - to         -
   2004               -    -    to       -        -           -       -   to        -         - to         -

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 5--Financial Highlights (Continued)

                      At December 31,                        For the periods ended December 31,
                -----------------------------------    ---------------------------------------------------
                            Unit               Net     Investment    Expense                  Total
                 Units   Fair Value          Assets      Income     Ratio /2/               Return /3/
                (000's) (Lowest to Highest)  (000's)   Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
                ------- -------------------  -------   ---------- -------------------  --------------------

Templeton Developing Markets Securities Fund - Class 2
   2008          4,473  0.54    to    3.22     4,298      2.26%   0.90%   to    1.95%  (53.56%) to   (0.76%)
   2007          7,287  1.15    to    6.90    16,657      2.03%   0.90%   to    1.95%   (3.62%) to    28.59%
   2006          3,217  1.06    to    5.43     5,724      1.07%   0.90%   to    1.80%     0.88% to    26.94%
   2005          2,588  1.09    to    3.50     3,634      1.30%   0.90%   to    1.60%    25.40% to    26.28%
   2004          3,214  0.87    to    2.77     3,557      1.81%   0.90%   to    1.60%     5.78% to    23.59%
Templeton Foreign Securities Fund - Class 2
   2008         10,088  0.62    to    2.62    17,638      2.39%   0.50%   to    1.95%  (41.54%) to  (12.12%)
   2007         13,558  1.05    to    4.42    40,633      2.06%   0.50%   to    1.95%     1.02% to    14.88%
   2006         15,754  1.32    to    3.85    41,893      1.24%   0.50%   to    1.95%     3.00% to    20.84%
   2005         16,296  1.11    to    3.19    35,750      1.19%   0.50%   to    1.95%     4.77% to     9.62%
   2004         16,494  1.36    to    2.91    31,997      1.06%   0.50%   to    1.95%    11.51% to    17.94%
Templeton Global Asset Allocation Fund - Class 2
   2008          1,851  1.62    to    2.76     3,109     10.61%   0.90%   to    1.60%  (26.30%) to  (25.77%)
   2007          2,127  2.19    to    3.72     4,844     17.59%   0.90%   to    1.60%     8.24% to     9.02%
   2006          2,408  2.02    to    3.41     5,056      7.06%   0.90%   to    1.60%    19.18% to    20.03%
   2005          2,840  1.69    to    2.84     4,982      3.68%   0.90%   to    1.60%     1.90% to     2.63%
   2004          3,504  1.65    to    2.77     6,030      2.82%   0.90%   to    1.60%    13.87% to    14.68%
Templeton Growth Securities Fund - Class 2
   2008         55,486  0.54    to    2.18    52,858      1.79%   0.75%   to    1.95%  (43.45%) to   (3.20%)
   2007         33,792  0.95    to    3.81    74,605      1.25%   0.75%   to    1.95%   (0.78%) to     1.80%
   2006         18,181  1.30    to    3.76    48,506      1.28%   0.75%   to    1.95%    10.08% to    20.90%
   2005         17,788  1.41    to    3.12    40,604      1.15%   0.75%   to    1.95%     2.80% to     8.05%
   2004         19,028  1.32    to    2.90    39,699      1.22%   0.75%   to    1.95%    13.76% to    15.16%
Van Kampen UIF Equity and Income Portfolio - Class II
   2008            857  0.73    to    0.84       694      2.48%   0.90%   to    1.80%  (24.07%) to  (23.22%)
   2007            521  0.96    to    1.10       560      1.49%   0.90%   to    1.80%   (3.28%) to     2.43%
   2006/15/        184  1.03    to    1.07       197      0.25%   0.90%   to    1.80%     0.63% to    11.06%
   2005              -     -    to       -         -          -       -   to        -         - to         -
   2004              -     -    to       -         -          -       -   to        -         - to         -
Wanger International
   2008         41,941  0.55    to    3.74    75,698      0.97%   0.50%   to    1.95%  (46.66%) to  (40.84%)
   2007         30,013  1.03    to    6.91   145,767      0.87%   0.50%   to    1.95%     1.77% to    15.73%
   2006         29,983  1.57    to    5.97   137,774      0.57%   0.50%   to    1.95%    15.04% to    36.48%
   2005         32,777  1.17    to    4.38   111,676      1.04%   0.50%   to    1.95%     4.90% to    20.92%
   2004         35,956  1.59    to    3.62   103,180      0.70%   0.50%   to    1.95%    19.04% to    29.62%
Wanger International Select
   2008          4,584  0.60    to    3.26    10,006      0.44%   0.90%   to    1.95%  (45.43%) to  (39.84%)
   2007          6,225  1.09    to    5.90    26,318      0.70%   0.90%   to    1.95%   (4.28%) to    20.68%
   2006          6,205  1.55    to    4.89    22,576      0.30%   0.90%   to    1.95%     7.84% to    34.78%
   2005          5,340  1.16    to    3.63    14,782      1.97%   0.90%   to    1.95%     8.99% to    16.12%
   2004          5,295  1.83    to    3.15    12,223      0.33%   0.90%   to    1.95%     2.86% to    24.94%

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 5--Financial Highlights (Continued)

                 At December 31,                        For the periods ended December 31,
           -----------------------------------    ---------------------------------------------------
                       Unit               Net     Investment    Expense                  Total
            Units   Fair Value          Assets      Income     Ratio /2/               Return /3/
           (000's) (Lowest to Highest)  (000's)   Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
           ------- -------------------  -------   ---------- -------------------  --------------------

Wanger Select
   2008     5,870  0.47    to    2.68    11,105         -    0.90%   to    1.95%  (50.06%) to  (41.31%)
   2007     7,203  0.94    to    5.31    29,092         -    0.90%   to    1.95%   (6.43%) to     8.40%
   2006     7,310  1.33    to    4.90    27,833     0.36%    0.90%   to    1.95%    12.14% to    18.63%
   2005     6,650  1.13    to    4.13    20,910         -    0.90%   to    1.95%     8.34% to    10.01%
   2004     6,883  1.25    to    3.78    19,854         -    0.75%   to    1.95%     7.50% to    18.23%
Wanger USA
   2008    20,052  0.57    to    2.61    44,006         -    0.50%   to    1.95%  (40.86%) to   (6.95%)
   2007    24,932  0.95    to    4.35    92,825         -    0.50%   to    1.95%   (5.79%) to     4.86%
   2006    30,670  1.16    to    4.15   110,681     0.24%    0.50%   to    1.95%     0.11% to     7.34%
   2005    38,624  1.09    to    3.86   131,368         -    0.50%   to    1.95%     4.99% to    10.70%
   2004    46,105  1.34    to    3.49   143,130         -    0.50%   to    1.95%    12.12% to    17.74%

* Amount is less than 0.005%

/1/ The investment income ratios represent the annualized dividends, excluding distributions of capital gains, received by the Investment Option from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the daily average net assets. These ratios exclude those expenses, such as mortality and expense charges that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Investment Option is affected by the timing of the declaration of dividends by the underlying fund in which the Investment Option invests.

/2/ The expense ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/3/ The total returns are for the periods indicated, including changes in the value of the underlying fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total return is presented as the minimum and maximum return for the units invested in the Investment Option. While the Investment Option may be active in a given year, certain units may be initiated during the year. The corresponding return on those units, which is for the partial year, may cause the minimum and maximum total return for all the units in that Investment Option to deviate outside the range of the expense ratios presented.

 /4/ From inception December 3, 2004    /16/ From inception May 9, 2006 to
 to December 31, 2004.                  December 31, 2006.
 /5/ From inception April 22, 2005 to   /17/ From inception May 10, 2006 to
 December 31, 2005.                     December 31, 2006.
 /6/ From inception April 28, 2005 to   /18/ From inception May 18, 2006 to
 December 31, 2005.                     December 31, 2006.
 /7/ From inception April 29, 2005 to   /19/ From inception January 29, 2007
 December 31, 2005.                     to December 31, 2007.
 /8/ From inception February 9, 2006    /20/ From inception September 11,
 to December 31, 2006.                  2007 to December 31, 2007
 /9/ From inception February 14, 2006   /21/ From inception October 1, 2007
 to December 31, 2006.                  to December 31, 2007.
 /10/ From inception February 17, 2006  /22/ From inception October 10, 2007
 to December 31, 2006.                  to December 31, 2007.
 /11/ From inception March 10, 2006 to  /23/ From inception March 28, 2008 to
 December 31, 2006.                     December 31, 2008.
 /12/ From inception April 28, 2006 to  /24/ From inception April 4, 2008 to
 December 31, 2006.                     December 31, 2008.
 /13/ From inception May 3, 2006 to     /25/ From inception April 8, 2008 to
 December 31, 2006.                     December 31, 2008.
 /14/ From inception May 4, 2006 to     /26/ From inception April 30, 2008 to
 December 31, 2006.                     December 31, 2008.
 /15/ From inception May 8, 2006 to
 December 31, 2006.

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 6--Fees and Related Party Transactions
Phoenix and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Separate Account. PEPCO is the principal underwriter and distributor for the Separate Account (see note 12).

Certain fees are deducted from the Contracts. To understand all of the charges that are assessed for your individual policy you should refer to your policy contract provided to you at issue or the most recent product prospectus provided to you annually. Those fees are described below:

A) Contract Maintenance Charges

The Separate Account is assessed periodic Contract Maintenance Charges which are designed to compensate PHL Variable for certain costs associated with maintenance. These expenses are included in a separate line item entitled "Contract Maintenance Charges" in the accompanying statements of changes in net assets. The total aggregate expense for the periods ended December 31, 2008 and 2007 were $11,760,087 and $8,662,781, respectively. The charges assessed the Separate Account for Contract Maintenance Charges are outlined as follows:

      Administration Charge - Phoenix will make deductions to cover administrative expenses at a maximum annual rate of $35.

      Policy Surrender Charge - In accordance with terms of the contracts, Phoenix makes deductions for surrender charges. Because a policy's account value and policy duration may vary, the surrender charge may also vary.

      Other Charges - Phoenix may deduct other costs depending on the policy terms.

All of the above expenses are taken out as a redemption of units.

B) Optional Rider and Benefit Charges

Phoenix may deduct other charges and fees based on the selection of Other Optional Policy Benefits and Riders. These expenses are included in a separate line item entitled "Transfers for contract benefits and terminations" in the accompanying statements of changes in net assets. This expense is taken out as a redemption of units.

C) Mortality and Expense Fee and Administration Fee Charges

Phoenix will make deductions at a maximum rate of 2.25% of the contracts value for the mortality and expense risks and 0.125% for administration fees, which the company undertakes. These expenses are included in separate line items "Mortality and Expense Fees" and "Administration Fees" in the accompanying statements of operations. The total aggregate expense for the periods ended December 31, 2008 and 2007 were $33,892,140 and $35,805,385 respectively. This expense is taken out as a reduction of unit values.

Note 7--Distribution of Net Income
The Separate Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

Note 8--Diversification Requirements
Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code") as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each investment option is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

PHL Variable intends that each of the investment options shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 9--Manager of Managers Exemptive Order
The Phoenix Edge Series Fund ("PESF") and Phoenix Variable Advisors, Inc. ("PVA") have received an exemptive order from the Securities and Exchange Commission ("SEC") granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA will, subject to supervision and approval of the PESF's Board of Trustees, be permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of the PESF. The PESF and PVA will therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

Note 10--Mixed and Shared Funding
Shares of the PESF are not directly offered to the public. Shares of the PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company. Shares of the PESF may be offered to separate accounts of other insurance companies in the future.

The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. The PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, the PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in the PESF or shares of another fund may be substituted.

Note 11--Other
The insurance company affiliates of the Separate Account distribute our products through non-affiliated advisors, broker-dealers and other financial intermediaries. There is substantial competition for business within most of these distributors. The insurance company affiliates of the Separate Account believe that our sales through these distributors depend on a variety of factors, such as the financial strength, the quality and pricing of the products and the support services we provide. In 2008, the largest individual distributor of life insurance was a subsidiary of State Farm Mutual Automobile Company ("State Farm"). The largest distributors of annuities in 2008 were State Farm and National Life Group. In 2008, State Farm accounted for approximately 27% of the total life insurance premiums. In 2008, State Farm accounted for approximately 68% and National Life Group accounted for approximately 14% of the annuity deposits. Since the relationship with State Farm began in mid-2001, it has generated $260 million in cumulative new total life premiums and $1.6 billion in annuity deposits. The distributors are generally free to sell products from a variety of providers. On March 3, 2009, State Farm informed the insurance company affiliates of the Separate Account that it intends to suspend the sale of the products pending a re-evaluation of the relationship between the companies. On March 4, 2009, National Life Group informed the insurance company affiliates of the Separate Account that it intends to suspend the sale of the products.

The insurance company affiliates of the Separate Account may not be able to establish or maintain satisfactory relationships with State Farm, National Life Group or other distributors if the ratings, products or services are not competitive. Further, in light of the recent adverse economic and market developments, the access to, the reliability of, and service levels provided by the non-affiliated distribution intermediaries may be adversely affected. Accordingly, the business, sales, redemptions, revenues and profitability may be materially affected.

Effective May 1, 2008, the Board of Trustees of the Fund approved changes in subadvisor for the Capital Growth Series and the Small-Cap Growth Series. Effective September 15, 2008, Neuberger Berman Management, Inc. is the subadvisor for the Capital Growth Series, replacing Harris Investment Management, Inc. and the Small-Cap Growth Series (formerly Phoenix-Alger Small-Cap Growth Series), replacing Fred Alger Management, Inc.

Note 12--Spin-Off of Asset Management
At end of business December 31, 2008, Phoenix spun off the asset management segment of its business, Virtus Investment Partners, Inc. ("Virtus") and its subsidiaries, to Phoenix's shareholders. Virtus is now an independent publicly traded company. Virtus is the holding company for various asset management subsidiaries, including the Virtus Investment Advisers, Inc. (formerly Phoenix Investment Counsel, Inc.), the subadvisor to the Phoenix Growth & Income Series and Phoenix Strategic Allocation Series, and Duff & Phelps Investment Management Company, the subadvisor to the Phoenix-Duff & Phelps Real Estate Securities Series.

                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 12--Spin-Off of Asset Management (Continued)
As a result of this spin-off, PEPCO, a registered broker/dealer in securities, is no longer an affiliate of Phoenix. PEPCO operated as the principal underwriter and distributor for the Separate Account under a separate interim service agreement for the period January 1, 2009 to February 4, 2009. Effective February 5, 2009 the principal underwriter and distributor for the Separate Account became PFG Distribution Company, a subsidiary of Philadelphia Financial Group, Inc. (an affiliate of Phoenix). On February 5, 2009 PEPCO, under Virtus, changed its name to VP Distributors, Inc. and PFG Distribution Company changed its name to PEPCO.

Goodwin Capital Advisors, Inc., subadvisor to Phoenix Money Market Series, Phoenix Multi-Sector Fixed Income Series, Phoenix Multi-Sector Short Term Bond Series, and the Phoenix Strategic Allocation Series, remained a subsidiary of Phoenix.

Note 13--Subsequent Events
On March 4, 2009, Fitch downgraded the financial strength rating of the insurance company affiliates of the Separate Account to BBB+ from A and placed the rating on Rating Watch Negative.

On March 10, 2009, A.M. Best Company, Inc. downgraded the financial strength rating of the insurance company affiliates of the Separate Account to B++ from A and maintained its negative outlook. On January 15, 2009, A.M Best Company, Inc. affirmed the financial strength rating of A and changed the rating outlook to negative from stable.

On March 10, 2009, Moody's Investor Services downgraded the financial strength rating of the insurance company affiliates of the Separate Account to Baa2 from Baa1. The outlook is negative. On February 19, 2009, Moody's Investor Service downgraded the financial strength rating to Baa1 from A3. The ratings remain on review for possible further downgrade as was previously announced on December 9, 2008.

On March 10, 2009, Standard & Poor's downgraded the financial strength rating of the insurance company affiliates of the Separate Account to BBB- from BBB and maintained it negative outlook. On March 2, 2009, Standard and Poor's downgraded the financial strength rating to BBB from BBB+. At the same time, Standard and Poor's removed the ratings from Credit Watch, where they had been placed with negative implications on February 10, 2009. The outlook is negative.

The actions by these rating agencies will likely have a material adverse effect on the future results. The insurance company affiliates are currently assessing the impact of these recent developments on their business prospects, operations and strategy.

                            [LOGO]
PriceWaterhouseCoopers
______________________________________________________________________

                                           PricewaterhouseCoopers LLP
                                           Suite 2400
                                           185 Asylum St.
                                           Hartford CT 06103-3404
                                           Telephone (860)241 7000
                                           Facsimile (860)241 7590
                                           www.pwc.com


            Report of Independent Registered Public Accounting Firm

To the Board of Directors of PHL Variable Insurance Company and
Participants of PHL Variable Accumulation Account:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the subaccounts of the PHL Variable Accumulation Account (as listed in the statements of assets and liabilities) at December 31, 2008, and the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period ended December 31, 2008, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of PHL Variable Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the mutual funds' advisors, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Hartford, CT
March 27, 2009

PHL VARIABLE ACCUMULATION ACCOUNT
PHL Variable Insurance Company
One American Row
Hartford, Connecticut 06103-2899

Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
185 Asylum Street
Hartford, Connecticut 06103

[LOGO]

PHL Variable Insurance Company
PO Box 22012
Albany, NY 12201-2012



--------------------------------------------------------------------------------

Not insured by FDIC/NCUSIF or any federal government agency.
No bank guarantee. Not a deposit. May lose value.

Phoenix Life Insurance Company
A member of The Phoenix Companies, Inc.
phoenixwm.com

OL4258 (C) 2009 The Phoenix Companies, Inc.  2-09






         PHL VARIABLE
         INSURANCE COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
         FINANCIAL STATEMENTS
         DECEMBER 31, 2008 AND 2007

                                TABLE OF CONTENTS

                                                                                                                    PAGE
                                                                                                              -----------------
Report of Independent Registered Public Accounting Firm...................................................          F-3

Balance Sheet as of December 31, 2008 and 2007............................................................          F-4

Statement of Income, Comprehensive Income and Changes in Stockholder's Equity
  for the years ended December 31, 2008, 2007 and 2006....................................................          F-5

Statement of Cash Flows for the years ended December 31, 2008, 2007 and 2006..............................          F-6

Notes to Financial Statements.............................................................................       F-7 - F-33

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of PHL Variable Insurance Company:


In our opinion, the accompanying balance sheets and the related statements of income, comprehensive income and changes in stockholder's equity and of cash flows present fairly, in all material respects, the financial position of PHL Variable Insurance Company at December 31, 2008, and the results of its operations and cash flows for each of the three years in the period ended December 31, 2008 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 16 to the financial statements, two significant distributors suspended sales of the Company's products and the Company had downgrades from four rating agencies.

As discussed in Note 2 to the financial statements, the Company changed the manner in which it accounts for reinsurance of long duration insurance contracts effective April 1, 2008.


/s/ PricewaterhouseCoopers, LLP
Hartford, Connecticut
March 30, 2009

                         PHL VARIABLE INSURANCE COMPANY
                                  BALANCE SHEET
                       ($ in thousands, except share data)
                           DECEMBER 31, 2008 AND 2007

                                                                                                  2008            2007
                                                                                             -------------   -------------
ASSETS:
Available-for-sale debt securities, at fair value.........................................   $   1,287,409   $   1,709,586
Policy loans, at unpaid principal balances................................................          34,917          22,819
Other investments.........................................................................         102,681           1,251
Fair value option investments.............................................................           4,091              --
                                                                                             --------------  --------------
TOTAL INVESTMENTS.........................................................................       1,429,098       1,733,656
Cash and cash equivalents.................................................................         152,185         108,200
Accrued investment income.................................................................          14,804          17,518
Receivables...............................................................................         325,996         158,808
Deferred policy acquisition costs.........................................................       1,065,128       1,009,612
Receivable from related parties...........................................................          20,513             527
Other assets..............................................................................          37,089          20,214
Separate account assets...................................................................       2,449,141       3,389,356
                                                                                             --------------  --------------
TOTAL ASSETS..............................................................................   $   5,493,954   $   6,437,891
                                                                                             ==============  ==============

LIABILITIES:
Policyholder deposit funds................................................................   $     969,270   $   1,134,635
Policy liabilities and accruals...........................................................       1,386,611       1,103,139
Deferred income taxes.....................................................................          33,291         135,648
Payable to related parties................................................................           6,271          28,969
Other liabilities.........................................................................         116,929          48,304
Separate account liabilities..............................................................       2,449,141       3,389,356
                                                                                             --------------  --------------
TOTAL LIABILITIES.........................................................................       4,961,513       5,840,051
                                                                                             --------------  --------------

CONTINGENT LIABILITIES (NOTE 14)

STOCKHOLDER'S EQUITY:
Common stock, $5,000 par value: 1,000 shares authorized; 500 shares issued................           2,500           2,500
Additional paid-in capital................................................................         723,152         553,218
Retained earnings (accumulated deficit)...................................................        (141,288)         53,906
Accumulated other comprehensive loss......................................................         (51,923)        (11,784)
                                                                                             --------------  --------------
TOTAL STOCKHOLDER'S EQUITY................................................................         532,441         597,840
                                                                                             --------------  --------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY................................................   $   5,493,954   $   6,437,891
                                                                                             ==============  ==============

   The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
  STATEMENT OF INCOME, COMPREHENSIVE INCOME AND CHANGES IN STOCKHOLDER'S EQUITY
                                ($ in thousands)
                  YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006

                                                                                 2008             2007             2006
                                                                            -------------    -------------    ------------
 REVENUES:
 Premiums.................................................................  $      15,098    $      18,602    $     13,575
 Insurance and investment product fees....................................        361,354          263,298         180,779
 Investment income, net of expenses.......................................         90,963          109,607         129,325
 Net realized investment losses...........................................       (172,055)          (7,043)         (2,460)
                                                                            --------------   --------------   -------------
 TOTAL REVENUES...........................................................        295,360          384,464         321,219
                                                                            --------------   --------------   -------------

 BENEFITS AND EXPENSES:
 Policy benefits..........................................................        218,415          168,395         154,951
 Policy acquisition cost amortization.....................................        262,132          120,041          93,342
 Other operating expenses.................................................         97,504           83,601          65,388
                                                                            --------------   --------------   -------------
 TOTAL BENEFITS AND EXPENSES..............................................        578,051          372,037         313,681
                                                                            --------------   --------------   -------------
 Income (loss) before income taxes........................................       (282,691)          12,427           7,538
 Income tax (expense) benefit.............................................         87,497           (1,122)         (1,070)
                                                                            --------------   --------------   -------------
 NET INCOME (LOSS)........................................................  $    (195,194)   $      11,305    $      6,468
                                                                            ==============   ==============   =============

 FEES PAID TO RELATED PARTIES (NOTE 11)

 COMPREHENSIVE INCOME (LOSS):
 NET INCOME (LOSS)........................................................  $   (195,194)    $      11,305    $      6,468
                                                                            --------------   --------------   -------------
 Net unrealized investment losses.........................................       (40,139)           (9,095)         (1,277)
 Net unrealized derivative instruments losses.............................            --                --            (807)
                                                                            --------------   --------------   -------------
 OTHER COMPREHENSIVE LOSS.................................................       (40,139)           (9,095)         (2,084)
                                                                            --------------   --------------   -------------
 COMPREHENSIVE INCOME (LOSS)..............................................  $   (235,333)    $       2,210    $      4,384
                                                                            ==============   ==============   =============

 ADDITIONAL PAID-IN  CAPITAL:
 Capital contributions from parent........................................  $    169,934     $      49,984    $         --

 RETAINED EARNINGS (ACCUMULATED DEFICIT):
 Net income (loss)........................................................      (195,194)           11,305           6,468
 Adjustment for initial application of FIN 48 (Note 2)....................            --            (1,000)             --

 ACCUMULATED OTHER COMPREHENSIVE INCOME:
 Other comprehensive loss.................................................       (40,139)           (9,095)         (2,084)
                                                                            --------------   -------------    -------------
 CHANGE IN STOCKHOLDER'S EQUITY...........................................       (65,399)           51,194            4,384
 Stockholder's equity, beginning of year..................................       597,840           546,646          542,262
                                                                            --------------   -------------    -------------
 STOCKHOLDER'S EQUITY, END OF YEAR........................................  $     532,441    $     597,840    $     546,646
                                                                            ==============   =============    =============

   The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
                             STATEMENT OF CASH FLOWS
                                ($ in thousands)
                  YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006

                                                                               2008              2007              2006
                                                                          ---------------   --------------    -------------
 OPERATING ACTIVITIES:
 Net income (loss)......................................................  $      (195,194)  $       11,305    $       6,468
 Net realized investment losses.........................................          172,055            7,043            2,460
 Investment (gains) losses..............................................            1,931            1,473            4,206
 Deferred income taxes (benefit)........................................         (85,666)           45,837           22,473
 Increase in receivables................................................        (281,490)         (126,150)          (6,939)
 Increase in deferred policy acquisition costs..........................          138,030         (280,566)        (177,237)
 Increase in policy liabilities and accruals............................          401,684          410,942          213,754
 Other assets and other liabilities change..............................          (32,703)           7,867           (1,224)
                                                                          ----------------  ---------------   --------------
 CASH FROM OPERATING ACTIVITIES.........................................          118,647           77,751           63,961
                                                                          ----------------  ---------------   --------------

 INVESTING ACTIVITIES:
 Investment purchases...................................................       (1,455,006)        (890,909)      (1,007,973)
 Investment sales, repayments and maturities............................        1,501,339        1,207,988        1,728,360
                                                                          ----------------  ---------------   --------------
 CASH FROM INVESTING ACTIVITIES.........................................           46,333          317,079          720,387
                                                                          ----------------  ---------------   --------------

 FINANCING ACTIVITIES:
 Policyholder deposit fund deposits.....................................          172,657          266,750          223,309
 Policyholder deposit fund withdrawals..................................         (454,371)        (625,507)        (986,348)
 Capital contributions from parent......................................          160,719           25,000               --
                                                                          ----------------  ---------------   --------------
 CASH FOR FINANCING ACTIVITIES..........................................         (120,995)        (333,757)        (763,039)
                                                                          ----------------  ---------------   --------------
 CHANGE IN CASH AND CASH EQUIVALENTS....................................           43,985           61,073           21,309
 Cash and cash equivalents, beginning of year...........................          108,200           47,127           25,818
                                                                          ----------------  ---------------   --------------
 CASH AND CASH EQUIVALENTS, END OF YEAR.................................  $       152,185   $      108,200    $      47,127
                                                                          ================  ===============   ==============

During the year ended December 31, 2008, we received $169,934 thousand in capital contributions, of which $83,785 thousand was in cash and $86,149 was in securities.

   The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006



1.   ORGANIZATION AND OPERATIONS

PHL Variable Insurance Company ("PHL Variable") is a life insurance company offering variable and fixed annuity and non-participating life insurance products. It is a wholly-owned subsidiary of PM Holdings, Inc. PM Holdings, Inc. is a wholly-owned subsidiary of Phoenix Life Insurance Company ("Phoenix Life"), which is a wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), a New York Stock Exchange listed company. Phoenix Home Life Mutual Insurance Company demutualized on June 25, 2001 by converting from a mutual life insurance company to a stock life insurance company, became a wholly-owned subsidiary of PNX and changed its name to Phoenix Life Insurance Company.


2.   BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

We have prepared these financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), which differ materially from the accounting practices prescribed by various insurance regulatory authorities.

USE OF ESTIMATES

In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs; policyholder liabilities and accruals; the valuation of investments in debt and equity securities; and accruals for deferred income taxes and contingent liabilities.

RISKS ASSOCIATED WITH CURRENT ECONOMIC ENVIRONMENT

Over the past year, the U.S. economy has experienced unprecedented credit and liquidity issues and entered into recession. Following several years of rapid credit expansion, a sharp contraction in mortgage lending coupled with dramatic declines in home prices, rising mortgage defaults and increasing home foreclosures, resulted in significant write-downs of asset values by financial institutions, including government-sponsored entities and major commercial and investment banks. These write-downs, initially of mortgage-backed securities but spreading to most sectors of the credit markets, and to credit default swaps and other derivative securities, have caused many financial institutions to seek additional capital, to merge with larger and stronger institutions, to be subsidized by the U.S. government and, in some cases, to fail. Reflecting concern about the stability of the financial markets generally and the strength of counterparties many lenders and institutional investors have reduced and, in some cases, ceased to provide funding to borrowers, including other financial institutions. These factors, combined with declining business and consumer confidence and increased unemployment, have precipitated an economic slowdown and fears of a prolonged recession.

Even under more favorable market conditions, general factors such as the availability of credit, consumer spending, business investment, capital market conditions and inflation affect our business. For example, in an economic downturn, higher unemployment, lower family income, lower corporate earnings, lower business investment and lower consumer spending may depress the demand for life insurance, annuities and investment products. In addition, this type of economic environment may result in higher lapses or surrenders of policies. Accordingly, the risks we face related to general economic and business conditions are more pronounced given the severity and magnitude of recent adverse economic and market conditions experienced.

More specifically, our business is exposed to the performance of the debt and equity markets, which have been materially and adversely affected by recent economic developments. Adverse conditions, including but not limited to, a lack of buyers in the marketplace, volatility, credit spread changes, and benchmark interest rate changes, have affected and will continue to impact the liquidity and value of our investments. In addition to other ways set forth in additional risk factors below, the ways that poor debt and equity market performance and changes in interest rates have adversely affected, and will continue to adversely affect, our business, financial condition, growth and profitability include, but are not limited to, the following:

     o The value of our investment portfolio has declined which has resulted in, and may continue to result in, higher realized and/or unrealized losses. For example, in 2008 the value of our general account investments decreased by $250,374 thousand, before offsets, due to net unrealized losses on investments. A widening of credit spreads, such as the market has experienced recently, increases the net unrealized loss position of our investment portfolio and may ultimately result in increased realized losses. The value of our investment portfolio can also be affected by illiquidity and by changes in assumptions or inputs we use in estimating fair value. Further, certain types of securities in our investment portfolio, such as asset-backed securities supported by residential and commercial mortgages, have been disproportionately affected. Continued adverse capital market conditions could result in further realized and/or unrealized losses.

     o Changes in interest rates also have other effects related to our investment portfolio. In periods of increasing interest rates, life insurance policy loans, surrenders and withdrawals could increase as policyholders seek investments with higher returns. This could require us to sell invested assets at a time when their prices are depressed by the increase in interest rates, which could cause us to realize investment losses. Conversely, during periods of declining interest rates, we could experience increased premium payments on products with flexible premium features, repayment of policy loans and increased percentages of policies remaining in force. We would obtain lower returns on investments made with these cash flows. In addition, borrowers may prepay or redeem bonds in our investment portfolio so that we might have to reinvest those proceeds in lower yielding investments. As a consequence of these factors, we could experience a decrease in the spread between the returns on our investment portfolio and amounts credited to policyholders and contract owners, which could adversely affect our profitability.

     o Asset-based fee revenues related to our variable life and annuity products have declined and may continue to decline.

     o The attractiveness of certain of our products may decrease because they are linked to the equity markets and assessments of our financial strength, resulting in lower profits. Increasing consumer concerns about the returns and features of our products or our financial strength may cause existing clients to surrender policies or withdraw assets, and diminish our ability to sell policies and attract assets from new and existing clients, which would result in lower sales and fee revenues.

These extraordinary economic and market conditions have materially and adversely affected us. In 2008 we had a net loss of $195,194 thousand. It is difficult to predict how long the current economic and market conditions will continue, whether the financial markets will continue to deteriorate and which aspects of our products and/or business will be adversely affected. However, the lack of credit, lack of confidence in the financial sector, increased volatility in the financial markets and reduced business activity are likely to continue to materially and adversely affect our business, financial condition and results of operations.

ACCOUNTING CHANGE

Effective April 1, 2008, we changed our method of accounting for the cost of certain of our long duration reinsurance contracts accounted for in accordance with Statement of Financial Accounting Standards ("SFAS") No. 113, ACCOUNTING AND REPORTING FOR REINSURANCE OF SHORT-DURATION AND LONG-DURATION CONTRACTS ("SFAS 113"). In conjunction with this change, we also changed our method of accounting for the impact of reinsurance costs on deferred acquisition costs. SFAS 113 requires us to amortize the estimated cost of reinsurance over the life of the underlying reinsured contracts. Under our previous method, we recognized reinsurance recoveries as part of the net cost of reinsurance and amortized this balance over the estimated lives of the underlying reinsured contracts in proportion to estimated gross profits ("EGPs") consistent with the method used for amortizing deferred policy acquisition costs. Under the new method, reinsurance recoveries are recognized in the same period as the related reinsured claim. In conjunction with this change, we also changed our policy for determining EGPs relating to these contracts to include the effects of reinsurance, where previously these effects had not been included.

ADOPTION OF NEW ACCOUNTING STANDARDS

In January 2009, the Financial Accounting Standards Board ("FASB") issued FSP No. EITF 99-20-1, which amends the impairment guidance in EITF Issue No. 99-20, RECOGNITION OF INTEREST INCOME AND IMPAIRMENT ON PURCHASED BENEFICIAL INTERESTS AND BENEFICIAL INTERESTS THAT CONTINUE TO BE HELD BY A TRANSFEROR IN SECURITIZED FINANCIAL ASSETS ("EITF 99-20-1"). The FSP revises EITF 99-20's impairment guidance to make it consistent with the requirements of SFAS No. 115 for determining whether an other-than-temporary impairment has occurred. The FSP is effective for these financial statements. Our adoption of the FSP had no material effect on our financial statements.

In December 2008, the FASB issued FASB Staff Position No. FAS 140-4 and FIN 46(R)-8, DISCLOSURES BY PUBLIC ENTITIES (ENTERPRISES) ABOUT TRANSFERS OF FINANCIAL ASSETS AND INTERESTS IN VARIABLE INTEREST ENTITIES, which requires public entities to provide additional disclosures about transfers of financial assets. It also requires sponsors that have a variable interest in a variable interest entity to provide additional disclosures about their involvement with variable interest entities. The FSP is effective for these financial statements. Our adoption of the FSP had no material effect on our financial statements.

On October 10, 2008, the FASB issued FSP No. FAS 157-3 ("FSP FAS 157-3"), which clarifies the application of SFAS No. 157, FAIR VALUE MEASUREMENT ("SFAS 157") in an inactive market. The FSP addresses application issues such as how management's internal assumptions should be considered when measuring fair value when relevant observable data do not exist; how observable market information in a market that is not active should be considered when measuring fair value and how the use of market quotes should be considered when assessing the relevance of observable and unobservable data available to measure fair value. FSP FAS 157-3 was effective upon issuance. Our adoption of FSP FAS 157-3 had no material effect on our financial condition or results of operations.

In September 2008, the FASB issued FSP No. FAS 133-1 and FIN 45-4, DISCLOSURES ABOUT CREDIT DERIVATIVES AND CERTAIN GUARANTEES: AN AMENDMENT OF FASB STATEMENT NO. 133 AND FASB INTERPRETATION NO. 45; AND CLARIFICATION OF THE EFFECTIVE DATE OF FASB STATEMENT NO. 161. The FSP introduces new disclosure requirements for credit derivatives and certain guarantees. The FSP is effective for these financial statements. Our adoption of the FSP had no material effect on our financial statements.

On February 15, 2007, the FASB issued SFAS No. 159, THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES ("SFAS 159"), which gives entities the option to measure eligible financial assets, financial liabilities and firm commitments at fair value (i.e., the fair value option), on an instrument-by-instrument basis, that are otherwise not permitted to be accounted for at fair value under other accounting standards. The election to use the fair value option is available when an entity first recognizes a financial asset or financial liability or upon entering into a firm commitment. Subsequent changes in fair value must be recorded in earnings. Additionally, SFAS 159 allows for a one-time election for existing positions upon adoption, with the transition adjustment recorded to beginning retained earnings. We adopted SFAS 159 as of January 1, 2008 with no effect on our financial statements.

In September 2006, the FASB issued SFAS No. 157, FAIR VALUE MEASUREMENTS ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 provides guidance on how to measure fair value when required under existing accounting standards. The statement establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2 and 3"). Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that we have the ability to access at the measurement date. Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability. Level 3 inputs are unobservable inputs reflecting our estimates of the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk). Quantitative and qualitative disclosures will focus on the inputs used to measure fair value for both recurring and non-recurring fair value measurements and the effects of the measurements in the financial statements. We adopted SFAS 157 effective January 1, 2008 with no material impact on our financial position and results of operations.

We adopted the provisions of the FASB Interpretation No. 48, ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES ("FIN 48"), on January 1, 2007. As a result of the implementation of FIN 48, we recognized an increase in reserves for uncertain tax benefits through a cumulative effect adjustment of approximately $1,000 thousand, which was accounted for as a reduction to the January 1, 2007 balance of retained earnings. Including the cumulative effect adjustment, we had $1,840 thousand of total gross unrecognized tax benefits as of January 1, 2007. See
Note 10 to these financial statements for more information.

In September 2006, the Securities and Exchange Commission ("SEC") staff issued Staff Accounting Bulletin No. 108, CONSIDERING THE EFFECTS OF PRIOR YEAR MISSTATEMENTS WHEN QUANTIFYING MISSTATEMENTS IN CURRENT YEAR FINANCIAL STATEMENTS ("SAB 108"). SAB 108 provides guidance for how errors should be evaluated to assess materiality from a quantitative perspective. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording the cumulative effect of initially applying the approach as adjustments to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment to retained earnings. We adopted SAB 108 on December 31, 2006 with no effect on our financial statements.

In March 2006, the FASB issued Statement of Financial Accounting Standards No. 156, ACCOUNTING FOR SERVICING OF FINANCIAL ASSETS, AN AMENDMENT OF FASB STATEMENT NO. 140 ("SFAS 156"). SFAS 156 provides guidance on recognition and disclosure of servicing assets and liabilities and was effective beginning January 1, 2007. We adopted this standard effective January 1, 2007 with no material impact on our financial position and results of operations.

ACCOUNTING STANDARDS NOT YET ADOPTED

In May 2008, the FASB issued SFAS No. 162, THE HIERARCHY OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES ("SFAS 162"). SFAS 162 identifies the sources of accounting principles and the framework for selecting the principles used in the preparation of GAAP-basis financial statements. The Standard is effective 60 days following SEC approval of the Public Company Accounting Oversight Board amendments to remove the hierarchy of generally accepted accounting principles from the auditing standards. SFAS 162 is not expected to have an impact on our financial position and results of operations.

In December 2007, the FASB issued SFAS No. 141(R), ACCOUNTING FOR BUSINESS COMBINATIONS ("SFAS 141(R)"). SFAS 141(R) requires the acquiring entity in a business combination to recognize all (and only) the assets acquired and liabilities assumed in the transaction, establishes the acquisition-date fair value as the measurement objective for all assets acquired and liabilities assumed and requires the acquirer to disclose all information needed to evaluate and understand the nature and financial effect of the combination and is effective beginning for fiscal years beginning after December 15, 2008. We will adopt this standard effective January 1, 2009 and do not expect it to have a material impact on our financial position and results of operations.

In December 2007, the FASB issued SFAS 160, NONCONTROLLING INTERESTS IN CONSOLIDATED FINANCIAL STATEMENTS ("SFAS 160"). SFAS 160 requires all entities to report noncontrolling interests in subsidiaries in the same way--as equity in the consolidated financial statements and requires that associated transactions be treated as equity transactions--and is effective beginning for fiscal years beginning after December 15, 2008. We will adopt this standard effective January 1, 2009 and do not expect it to have a material impact on our financial position and results of operations.

SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

DEBT AND EQUITY SECURITIES

Our debt and equity securities classified as available-for-sale are reported on our balance sheet at fair value. Fair value is based on quoted market price, where available. When quoted market prices are not available, we estimate fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality (private placement debt securities), by quoted market prices of comparable instruments (untraded public debt securities) and by independent pricing sources or internally developed pricing models (equity securities). We recognize unrealized investment gains and losses on investments in debt and equity securities that we classify as available-for-sale. We report these unrealized investment gains and losses as a component of other comprehensive income, net of applicable deferred policy acquisition costs and applicable deferred income taxes.

For mortgage-backed and other asset-backed debt securities, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic lives of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income. For certain asset-backed securities, changes in estimated yield are recorded on a prospective basis and specific valuation methods are applied to these securities to determine if there has been an other-than-temporary decline in value.

POLICY LOANS

Policy loans are carried at their unpaid principal balances and are collateralized by the cash values of the related policies. We estimate the fair value of fixed rate policy loans by discounting loan interest and loan repayments. We base the discount rate on the 10-year U.S. Treasury rate. We assume that loan interest payments are made at the fixed rate less 17.5 basis points and that loan repayments only occur as a result of anticipated policy lapses. For variable rate policy loans, we consider the unpaid loan balance as fair value, as interest rates on these loans are reset annually based on market rates.

OTHER INVESTMENTS

Other investments primarily include derivative instruments. We use derivative instruments to economically hedge our exposure on living benefits offered on certain of our variable products. We recognize derivative instruments on the balance sheet at fair value. The derivative contracts are reported as assets or liabilities in other investments and other liabilities, respectively, on the balance sheet, excluding embedded derivatives. Embedded derivatives are recorded on the balance sheet with the associated host contract.

We do not designate the purchased derivatives related to living benefits as hedges for accounting purposes. Changes in the fair value of derivative instruments are recognized in net realized investment gains (losses) in the period incurred.

CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash on hand, amounts due from banks, money market instruments and other debt instruments with maturities of three months or less when purchased.

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to production of new business, are deferred.

We amortize deferred policy acquisition costs based on the related policy's classification. For individual life insurance policies, deferred policy acquisition costs are amortized in proportion to estimated gross margins. For universal life, variable universal life and accumulation annuities, deferred policy acquisition costs are amortized in proportion to EGPs. Policies may be surrendered for value or exchanged for a different one of our products (internal replacement). The deferred policy acquisition costs balance associated with the replaced or surrendered policies is amortized to reflect these surrenders.

Each year, we develop future EGPs for the products sold during that year. The EGPs for products sold in a particular year are aggregated into cohorts. Future EGPs are projected for the estimated lives of the contracts. The amortization of deferred policy acquisition costs requires the use of various assumptions, estimates and judgments about the future. The assumptions, in the aggregate, are considered important in the projections of EGPs. The assumptions developed as part of our annual process are based on our current best estimates of future events, which are likely to be different for each year's cohort. Assumptions considered to be significant in the development of EGPs include separate account fund performance, surrender and lapse rates, interest margin, mortality, premium persistency, funding patterns, and expenses and reinsurance costs and recoveries. These assumptions are reviewed on a regular basis and are based on our past experience, industry studies, regulatory requirements and estimates about the future.

To determine the reasonableness of the prior assumptions used and their impact on previously projected account values and the related EGPs, we evaluate, on a quarterly basis, our previously projected EGPs. Our process to assess the reasonableness of our EGPs involves the use of internally developed models, together with studies and actual experience. Incorporated in each scenario are our current best estimate assumptions with respect to separate account returns, surrender and lapse rates, interest margin, mortality, premium persistency, funding patterns, and expenses and reinsurance costs and recoveries.

In addition to our quarterly reviews, we complete a comprehensive assumption study during the fourth quarter of each year. Upon completion of an assumption study, we revise our assumptions to reflect our current best estimate, thereby changing our estimate of projected account values and the related EGPs in the deferred policy acquisition cost and unearned revenue amortization models as well as AICPA Statement of Position No. 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS FOR SEPARATE ACCOUNTS ("SOP 03-1"), reserving models. The deferred policy acquisition cost asset, as well as the unearned revenue reserves and SOP 03-1 reserves are then adjusted with an offsetting benefit or charge to income to reflect such changes in the period of the revision, a process known as "unlocking."

Underlying assumptions for future periods of EGPs are not altered unless experience deviates significantly from original assumptions. For example, when lapses of our insurance products meaningfully exceed levels assumed in determining the amortization of deferred policy acquisition costs, we adjust amortization to reflect the change in future premiums or EGPs resulting from the unexpected lapses. In the event that we were to revise assumptions used for prior year cohorts, our estimate of projected account values would change and the related EGPs in the deferred policy acquisition cost amortization model would be unlocked, or adjusted, to reflect such change. Continued unfavorable experience on key assumptions, which could include decreasing separate account fund return performance, increasing lapses or increasing mortality could result in an unlocking which would result in an increase to deferred policy acquisition cost amortization and a decrease in the deferred policy acquisition costs asset. Finally, an analysis is performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining deferred policy acquisition costs balances.

SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account assets and liabilities related to policyholder funds are carried at fair value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Fees assessed to the contract owners for management services are included in revenues when services are rendered.

POLICY LIABILITIES AND ACCRUALS

Policy liabilities and accruals includes future benefit liabilities for certain life and annuity products. We establish liabilities in amounts adequate to meet the estimated future obligations of policies in force. Future benefit liabilities for traditional life insurance are computed using the net level premium method on the basis of actuarial assumptions as to contractual guaranteed rates of interest, mortality rates guaranteed in calculating the cash surrender values described in such contracts and morbidity. Future benefit liabilities for term and annuities in the payout phase that have significant mortality risk are computed using the net premium method on the basis of actuarial assumptions at the issue date of these contracts for rates of interest, contract administrative expenses, mortality and surrenders. We establish liabilities for outstanding claims, losses and loss adjustment expenses based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

Certain contracts may also include additional death or other insurance benefit features, such as guaranteed minimum death or income benefits offered with variable annuity contracts or no-lapse guarantees offered with universal life insurance contracts. An additional liability is established for these benefits by estimating the expected present value of the excess benefits and recognizing the excess ratably over the accumulation period based on total expected assessments.

POLICYHOLDER DEPOSIT FUNDS

Amounts received as payment for certain universal life contracts, deferred annuities and other contracts without life contingencies are reported as deposits to policyholder deposit funds. The liability for universal life-type contracts is equal to the balance that accrues to the benefit of the policyholders as of the financial statement date, including interest credited, amounts that have been assessed to compensate us for services to be performed over future periods, and any amounts previously assessed against the policyholder that is refundable. The liability for deferred annuities and other contracts without life contingencies is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date which includes the accumulation of deposits plus interest credited, less withdrawals and amounts assessed through the financial statement date.

CONTINGENT LIABILITIES

Amounts related to contingent liabilities are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable.

REVENUE RECOGNITION

We recognize premiums for long-duration life insurance products as revenue when due from policyholders. We recognize life insurance premiums for short-duration life insurance products as premium revenue pro rata over the related contract periods. We match benefits, losses and related expenses with premiums over the related contract periods.

Amounts received as payment for interest sensitive life contracts, deferred annuities and other contracts without life contingencies are considered deposits and are not included in revenue. Revenues from these products consist primarily of fees assessed during the period against the policyholders' account balances for mortality charges, policy administration charges and surrender charges. Fees assessed that represent compensation for services to be provided in the future are deferred and amortized into revenue over the life of the related contracts. Related benefit expenses include universal life benefit claims in excess of fund values, net investment income credited to policyholders' account balances and amortization of deferred policy acquisition costs.

NET INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES)

We recognize realized investment gains (losses) on asset dispositions on a first-in, first-out basis. We recognize realized investment losses when declines in fair value of debt and equity securities are considered to be other-than-temporarily impaired. We adjust the cost basis of these written down investments to fair value at the date the determination of impairment is made and do not change the new cost basis for subsequent recoveries in value. For fixed maturities, we accrue the new cost basis to par or the estimated future cash flows over the expected remaining life of the security. In evaluating whether a decline in value is other than temporary, we consider several factors including, but not limited to the following:

     o    the extent and the duration of the decline;

     o the reasons for the decline in value (credit event, interest related or market fluctuations);

     o our ability and intent to hold the investment for a period of time to allow for a recovery of value; and

     o    the financial condition of and near term prospects of the issuer.

A debt security impairment is deemed other-than-temporary if:

     o we do not have the ability and intent to hold an investment until a forecasted recovery of fair value up to (or beyond) the cost of the investment which, in certain cases, may mean until maturity; or

     o it is probable that we will be unable to collect all amounts due according to the contractual terms of the debt security.

Impairments due to deterioration in credit that result in a conclusion that non-collection is probable are considered other-than-temporary. Other declines in fair value (for example, due to interest rate changes, sector credit rating changes or company-specific rating changes that do not result in a conclusion that non-collection of contractual principal and interest is probable) may also result in a conclusion that an other-than-temporary impairment has occurred.

Further, in situations where we have asserted our ability and intent to hold a security to a forecasted recovery, but now no longer have the ability and intent to hold until recovery, an impairment should be considered other-than-temporary, even if collection of cash flows is probable. The determination of the impairment is made when the assertion to hold to recovery changes, not when the decision to sell is made.

INCOME TAXES

We account for income taxes in accordance with SFAS No. 109, ACCOUNTING FOR INCOME TAXES ("SFAS 109"). Accordingly, income tax expense or benefit is recognized based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. We allocate income taxes to income, other comprehensive income and additional paid-in capital, as applicable.

We recognize current income tax assets and liabilities for estimated income taxes refundable or payable based on the current year's income tax returns. We recognize deferred income tax assets and liabilities for the estimated future income tax effects of temporary differences and carryovers. Temporary differences are the differences between the financial statement carrying amounts of assets and liabilities and their tax bases, as well as the timing of income or expense recognized for financial reporting and tax purposes of items not related to assets or liabilities. If necessary, we establish valuation allowances to reduce the carrying amount of deferred income tax assets to amounts that are more likely than not to be realized. We periodically review the adequacy of these valuation allowances and record any reduction in allowances in accordance with SFAS 109's intraperiod allocation rules. We recognize interest and penalties related to amounts accrued on uncertain tax positions and amounts paid or refunded from federal and state income tax authorities in tax expense.

We are included in the consolidated federal income tax return filed by PNX and are party to a tax sharing agreement by and among PNX and its subsidiaries. In accordance with this agreement, federal income taxes are allocated as if they had been calculated on a separate company basis, except that benefits for any net operating losses or other tax credits used to offset a tax liability of the consolidated group will be provided to the extent such loss or credit is utilized in the consolidated federal tax return.

Within the consolidated tax return, we are required by regulations of the Internal Revenue Service ("IRS") to segregate the entities into two groups: life insurance companies and non-life insurance companies. We are limited as to the amount of any operating losses from the non-life group that can be offset against taxable income of the life group. These limitations may affect the amount of any operating loss carryovers that we have now or in the future.


3.   REINSURANCE

We use reinsurance agreements to provide for greater diversification of business, control exposure to potential losses arising from large risks and provide additional capacity for growth.

We remain liable to the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect. Failure of the reinsurers to honor their obligations could result in losses to us; consequently, we establish reserves for amounts deemed or estimated to be uncollectible. To minimize our exposure to significant losses from reinsurance insolvencies, we evaluate the financial condition of our reinsurers and monitor concentration of credit risk arising from similar geographic regions, activities or economic characteristics of the reinsurers. Due to the recent downgrade of Scottish Re, we will continue to closely monitor the situation and will reassess the recoverability of the reinsurance recoverable during the interim reporting periods of 2009.

Our reinsurance program varies based on the type of risk. Listed below are some examples and our most significant recent reinsurance agreements:

     o On all direct life insurance policies, the maximum of individual life insurance retained by us on any one life is $10 million on single life and joint first-to-die policies and $12 million for joint last-to-die policies, with excess amounts ceded to reinsurers.

     o We cede 70% to 90% of the mortality risk on most new issues of term insurance.

     o Effective January 1, 2008, we entered into an agreement to cede 50% to 75% of the risk in between $6.0 million to $10.0 million on universal life and variable universal life policies issued from January 1, 2006 through December 31, 2007, inclusive.

     o Effective September 30, 2008, we entered into an agreement to cede 90% of all the benefit risks on Phoenix Accumulator Universal Life III and IV policies issued on January 1, 2008 or later.

     o Effective November 30, 2008, we ceded all the benefit risks, net of existing reinsurance, on all the term life business inforce as of December 31, 2008, excluding the term plans introduced in 2008.

DIRECT BUSINESS AND REINSURANCE:                                                        YEAR ENDED DECEMBER 31,
($ IN THOUSANDS)                                                            -----------------------------------------------

                                                                                 2008           2007             2006
                                                                            --------------  --------------   --------------
Direct premiums..........................................................   $      91,872   $      87,132    $      71,350
Premiums ceded to reinsurers.............................................         (76,774)        (68,530)         (57,775)
                                                                            --------------  --------------   --------------
PREMIUMS.................................................................   $      15,098   $      18,602    $      13,575
                                                                            ==============  ==============   ==============

Direct policy benefits incurred..........................................   $     151,636   $      85,898    $      54,055
Policy benefits assumed from reinsureds..................................             140             505              965
Policy benefits ceded to reinsurers......................................        (113,207)        (44,707)         (26,398)
                                                                            --------------  --------------   --------------
POLICY BENEFITS..........................................................   $      38,569   $      41,696    $      28,622
                                                                            ==============  ==============   ==============

Direct life insurance in-force...........................................   $  84,226,234   $  70,502,325    $  55,175,351
Life insurance in-force assumed from reinsureds..........................          94,595         121,673          104,826
Life insurance in-force ceded to reinsurers..............................     (64,400,218)    (48,687,754)     (40,820,818)
                                                                            --------------  --------------   --------------
LIFE INSURANCE IN-FORCE..................................................   $  19,920,611   $  21,936,244    $  14,459,359
                                                                            ==============  ==============   ==============
Percentage of amount assumed to net insurance in-force...................        0.47%            0.55%           0.72%
                                                                            ==============  ==============   ==============

The policy benefit amounts above exclude changes in reserves, interest credited to policyholders and withdrawals, which total $179,846 thousand, $126,699 thousand and $126,329 thousand, net of reinsurance, for the years ended December 31, 2008, 2007 and 2006, respectively.

Irrevocable letters of credit aggregating $27,712 thousand at December 31, 2008 have been arranged with commercial banks in our favor to collateralize the ceded reserves.


4.   DEFERRED POLICY ACQUISITION COSTS

ACTIVITY IN DEFERRED POLICY ACQUISITION COSTS:                                          YEAR ENDED DECEMBER 31,
($ IN THOUSANDS)                                                            ----------------------------------------------
                                                                                 2008              2007             2006
                                                                            -------------     ------------    --------------
Policy acquisition costs deferred........................................   $     284,659    $     400,607    $      270,577
Costs amortized to expenses:
  Recurring costs........................................................        (281,333)        (122,189)          (94,429)
  Realized investment gains (losses).....................................          19,201            2,148             1,087
Deferred policy acquisition cost offset - ceded reserve
  and expense allowance                                                         (160,556)               --                --
Offsets to net unrealized investment gains or losses
  included in other comprehensive income (loss) (Note 12)................         193,545           27,426            (4,930)
                                                                            --------------   --------------   ---------------
Change in deferred policy acquisition costs..............................          55,516          307,992           172,305
Deferred policy acquisition costs, beginning of year.....................       1,009,612          701,620           529,315
                                                                            --------------   --------------   ---------------
DEFERRED POLICY ACQUISITION COSTS, END OF YEAR...........................   $   1,065,128    $   1,009,612    $      701,620
                                                                            ==============   ==============   ===============

Upon completion of a study during the fourth quarter of 2008, we updated our best estimate assumptions used to project expected gross profits and margins in the deferred policy acquisition cost amortization schedules. Major projection assumptions updated include mortality, lapse experience, expense, net investment income, and separate account investment return. In our review to develop the best estimate for these assumptions, we examined our own experience and market conditions. We updated our maintenance expenses and reallocated them among various lines of business. We also updated our projected separate account investment return assumption to the long term investment return as of January 1, 2009. The impact was to fully absorb the actual investment performance through December 31, 2008 into the amortization of deferred policy acquisition cost amortization and the projection of benefits under SOP 03-1 for the guaranteed minimum death benefit ("GMDB") and guaranteed minimum income benefit ("GMIB") riders. The greatest impact of the unlocking was on the annuity block, where the effects of these adjustments resulted in an overall increase in deferred policy acquisition cost amortization for the annuity block of $100,318 thousand and an increase in the GMIB and GMDB reserves of $10,899 thousand and $3,760 thousand, respectively. The UL/VUL lines had an increase of $924 thousand to pre-tax net income due to unlocking.

During 2007, we updated our system for calculating the SOP 03-1 reserves for guaranteed minimum death benefits, resulting in a release in the benefit reserve and a corresponding increase in deferred policy acquisition cost amortization for the year. The effects of these adjustments resulted in an overall $1,649 thousand pre-tax benefit to net income.

During 2006, we benefited from an unlocking of assumptions primarily related to deferred policy acquisition costs. The unlocking was driven by revised assumptions for expected mortality, lapse experience, investment margins and expenses. The effects of the unlocking resulted in an overall $6.7 million pre-tax charge to net income, as well as increased unearned revenue liabilities by $1.3 million, increased benefit reserves by $4.5 million, increased reinsurance liability by $1.2 million and decreased amortization by $0.4 million.


5.   POLICY LIABILITIES AND ACCRUALS

Policyholder liabilities are primarily for universal life products and include deposits received from customers and investment earnings on their fund balances which range from 3.00% to 5.25% as of December 31, 2008, less administrative and mortality charges.

6.   INVESTING ACTIVITIES

DEBT AND EQUITY SECURITIES

FAIR VALUE AND COST OF DEBT SECURITIES:                                           AS OF DECEMBER 31,
($ IN THOUSANDS)                                           ---------------------------------------------------------------
                                                                        2008                              2007
                                                           ------------------------------    -----------------------------
                                                             FAIR VALUE          COST          FAIR VALUE         COST
                                                           -------------    -------------    -------------   -------------
U.S. government and agency...............................  $      42,708    $      43,689    $      65,774   $      64,884
State and political subdivision..........................          5,715            6,536           11,029          11,134
Foreign government.......................................         31,087           30,130           30,423          27,716
Corporate................................................        775,982          923,313          975,058         998,982
Mortgage-backed..........................................        286,837          354,953          358,479         372,733
Other asset-backed.......................................        145,080          233,607          268,823         288,927
                                                           -------------    -------------    -------------   -------------
AVAILABLE-FOR-SALE DEBT SECURITIES.......................  $   1,287,409    $   1,592,228    $   1,709,586   $   1,764,376
                                                           =============    =============    =============   =============

UNREALIZED GAINS (LOSSES) FROM                                                    AS OF DECEMBER 31,
DEBT SECURITIES:                                           ---------------------------------------------------------------
($ IN THOUSANDS)                                                        2008                              2007
                                                           ------------------------------    -----------------------------
                                                               GAINS            LOSSES           GAINS           LOSSES
                                                           -------------    -------------    -------------   -------------
U.S. government and agency...............................  $       1,189    $      (2,170)   $       1,193   $       (303)
State and political subdivision..........................             --             (821)              11           (116)
Foreign government.......................................          1,206             (249)           2,732            (25)
Corporate................................................          2,632         (149,963)           8,774        (32,698)
Mortgage-backed..........................................          1,691          (69,807)           2,654        (16,908)
Other asset-backed.......................................            259          (88,786)             875        (20,979)
                                                           -------------    --------------   -------------   -------------
DEBT SECURITIES GAINS AND LOSSES.........................  $       6,977    $    (311,796)   $      16,239   $    (71,029)
                                                           =============    ==============   =============   =============
DEBT SECURITIES NET LOSSES...............................                   $    (304,819)                   $    (54,790)
                                                                            ==============                   =============

AGING OF TEMPORARILY IMPAIRED                                           AS OF DECEMBER 31, 2008
DEBT SECURITIES:                            --------------------------------------------------------------------------------
($ IN THOUSANDS)                               LESS THAN 12 MONTHS       GREATER THAN 12 MONTHS              TOTAL
                                            --------------------------  -------------------------  -------------------------
                                                FAIR       UNREALIZED       FAIR      UNREALIZED       FAIR      UNREALIZED
                                                VALUE        LOSSES        VALUE        LOSSES        VALUE        LOSSES
                                            ------------  ------------  -----------  ------------  -----------  ------------
DEBT SECURITIES
U.S. government and agency................  $      2,753  $       (84)  $     1,856  $    (2,086)  $     4,609  $    (2,170)
State and political subdivision...........         2,395         (137)        3,319         (684)        5,714         (821)
Foreign government........................        15,891         (248)          499           (1)       16,390         (249)
Corporate.................................       322,514      (37,561)      259,454     (112,402)      581,968     (149,963)
Mortgage-backed...........................        57,731      (14,981)      138,408      (54,826)      196,139      (69,807)
Other asset-backed........................        40,215      (16,623)       97,761      (72,163)      137,976      (88,786)
                                            ------------  ------------  -----------  ------------  -----------  ------------
TOTAL TEMPORARILY IMPAIRED SECURITIES.....  $    441,499  $   (69,634)  $   501,297  $  (242,162)  $   942,796  $  (311,796)
                                            ============  ============  ===========  ============  ===========  ============

BELOW INVESTMENT GRADE....................  $     48,201  $   (16,379)  $    55,610  $   (28,721)  $   103,811  $   (45,100)
                                            ============  ============  ===========  ============  ===========  ============
BELOW INVESTMENT GRADE AFTER OFFSETS
  FOR DEFERRED POLICY ACQUISITION COST
  ADJUSTMENT AND TAXES....................                $    (2,258)               $    (4,665)               $    (6,923)
                                                          ============               ============               ============
NUMBER OF SECURITIES......................                        332                        402                        734
                                                          ============               ============               ============

Unrealized losses of below investment grade debt securities with a fair value of less than 80% of the securities amortized cost totaled $39,705 thousand at December 31, 2008 ($5,942 thousand after offsets for taxes and deferred policy acquisition cost amortization), of which $943 thousand is greater than 20% and over 12 months.

These securities are considered to be temporarily impaired at December 31, 2008 as each of these securities has performed, and is expected to continue to perform, in accordance with their original contractual terms, and we have the ability and intent to hold these securities until they recover their value.

AGING OF TEMPORARILY IMPAIRED                                           AS OF DECEMBER 31, 2007
DEBT SECURITIES:                            --------------------------------------------------------------------------------
($ IN THOUSANDS)                               LESS THAN 12 MONTHS       GREATER THAN 12 MONTHS              TOTAL
                                            --------------------------  -------------------------  -------------------------
                                                FAIR       UNREALIZED       FAIR      UNREALIZED       FAIR      UNREALIZED
                                                VALUE        LOSSES        VALUE        LOSSES        VALUE        LOSSES
                                            ------------  ------------  -----------  ------------  -----------  ------------
DEBT SECURITIES
U.S. government and agency................  $         --  $         --  $    15,629  $      (303)  $    15,629  $      (303)
State and political subdivision...........            --            --       10,516         (116)       10,516         (116)
Foreign government........................            --            --        2,464          (25)        2,464          (25)
Corporate.................................       134,427       (9,598)      478,287      (23,100)      612,714      (32,698)
Mortgage-backed...........................       105,599       (9,822)      162,554       (7,086)      268,153      (16,908)
Other asset-backed........................       137,632      (15,661)       81,534       (5,318)      219,166      (20,979)
                                            ------------  ------------  -----------  ------------  -----------  ------------
TOTAL TEMPORARILY IMPAIRED SECURITIES.....  $    377,658  $   (35,081)  $   750,984  $   (35,948)  $ 1,128,642  $   (71,029)
                                            ============  ============  ===========  ============  ===========  ============

BELOW INVESTMENT GRADE....................  $     39,024  $    (1,797)  $    67,088  $    (7,484)  $   106,112  $    (9,281)
                                            ============  ============  ===========  ============  ===========  ============
BELOW INVESTMENT GRADE AFTER OFFSETS
  FOR DEFERRED POLICY ACQUISITION COST
  ADJUSTMENT AND TAXES....................                $      (292)               $    (1,306)               $    (1,598)
                                                          ============               ============               ============
NUMBER OF SECURITIES......................                        243                        411                        654
                                                          ============               ============               ============

Unrealized losses of below investment grade debt securities with a fair value of less than 80% of the security's amortized costs totaled $3,933 thousand at December 31, 2007, of which none have been in a significant loss position for greater than 12 months.

These securities are considered to be temporarily impaired at December 31, 2007 as each of these securities has performed, and is expected to continue to perform, in accordance with their original contractual terms, and we have the ability and intent to hold these securities until they recover their value.

UNREALIZED INVESTMENT GAINS (LOSSES)

SOURCES OF CHANGES IN NET UNREALIZED INVESTMENT GAINS (LOSSES):                         YEAR ENDED DECEMBER 31,
($ IN THOUSANDS)                                                            ------------------------------------------------
                                                                                 2008             2007            2006
                                                                            --------------   --------------   --------------
Debt securities..........................................................   $    (250,029)   $     (41,468)   $       2,956
Other investments........................................................            (345)              50               10
                                                                            --------------   --------------   --------------
NET UNREALIZED INVESTMENT GAINS (LOSSES).................................   $    (250,374)   $     (41,418)   $       2,966
                                                                            ==============   ==============   ==============

Net unrealized investment gains (losses).................................   $    (250,374)   $     (41,418)   $       2,966
                                                                            --------------   --------------   --------------
Applicable deferred policy acquisition costs (Note 4)....................        (193,545)         (27,425)           4,930
Applicable deferred income tax benefit...................................         (16,690)          (4,898)            (687)
                                                                            --------------   --------------   --------------
Offsets to net unrealized investment losses..............................        (210,235)         (32,323)           4,243
                                                                            --------------   --------------   --------------
NET UNREALIZED INVESTMENT LOSSES INCLUDED IN
  OTHER COMPREHENSIVE INCOME.............................................   $     (40,139)   $      (9,095)   $      (1,277)
                                                                            ==============   ==============   ==============

STATUTORY DEPOSITS

Pursuant to certain statutory requirements, as of December 31, 2008 and 2007, we had on deposit securities with a fair value of $7,774 thousand and $7,370 thousand, respectively, in insurance department special deposit accounts. We are not permitted to remove the securities from these accounts without approval of the regulatory authority.

NET INVESTMENT INCOME

SOURCES OF NET INVESTMENT INCOME:                                                       YEAR ENDED DECEMBER 31,
($ IN THOUSANDS)                                                            -----------------------------------------------
                                                                                 2008             2007            2006
                                                                            --------------   ---------------  --------------
Debt securities..........................................................   $      89,141    $      105,342   $     127,977
Other investments........................................................               2               162             148
Other income.............................................................             113               421              --
Policy loans.............................................................           1,677             1,472             581
Cash and cash equivalents................................................           2,018             4,395           3,089
                                                                            --------------   ---------------  --------------
Total investment income..................................................          92,951           111,792         131,795
Investment expenses......................................................          (1,988)           (2,185)         (2,470)
                                                                            --------------   ---------------  --------------
NET INVESTMENT INCOME....................................................   $      90,963    $      109,607   $     129,325
                                                                            ==============   ===============  ==============

NET REALIZED INVESTMENT GAINS (LOSSES)
TYPES OF REALIZED INVESTMENT GAINS (LOSSES):                                            YEAR ENDED DECEMBER 31,
($ IN THOUSANDS                                                             -----------------------------------------------
                                                                                 2008             2007            2006
                                                                            --------------   ---------------  --------------
DEBT SECURITY IMPAIRMENTS................................................   $     (52,057)   $       (3,287)  $        (411)
                                                                            --------------   ---------------  --------------
Debt security transaction gains..........................................           1,550             1,465           2,955
Debt security transaction losses.........................................          (2,952)           (2,827)         (7,253)
Other investment transaction gains (losses)..............................             (85)              (51)            526
                                                                            --------------   ---------------  --------------
NET TRANSACTION LOSSES...................................................          (1,487)           (1,413)         (3,772)
                                                                            --------------   ---------------  --------------
REALIZED GAINS (LOSSES) ON DERIVATIVE ASSETS AND LIABILITIES.............        (118,511)           (2,343)          1,723
                                                                            --------------   ---------------  --------------
NET REALIZED INVESTMENT LOSSES...........................................   $    (172,055)   $       (7,043)  $      (2,460)
                                                                            ==============   ===============  ==============

INVESTING CASH FLOWS

INVESTMENT PURCHASES, SALES, REPAYMENTS AND MATURITIES:                                  YEAR ENDED DECEMBER 31,
($ IN THOUSANDS)                                                            ------------------------------------------------
                                                                                 2008             2007             2006
                                                                            --------------   ---------------  --------------
Debt security purchases..................................................   $  (1,339,880)   $     (883,282)  $    (999,542)
Other investment purchases...............................................        (103,028)             (350)         (1,060)
Policy loan advances, net................................................         (12,098)           (7,277)         (7,371)
                                                                            --------------   ---------------  --------------
INVESTMENT PURCHASES.....................................................   $  (1,455,006)   $     (890,909)  $  (1,007,973)
                                                                            ==============   ===============  ==============

Debt securities sales....................................................   $   1,196,688    $      816,170   $   1,178,127
Debt securities maturities and repayments................................         268,509           390,297         549,483
Other investment sales...................................................          36,142             1,521             750
                                                                            --------------   ---------------  --------------
INVESTMENT SALES, REPAYMENTS AND MATURITIES..............................   $   1,501,339    $    1,207,988   $   1,728,360
                                                                            ==============   ===============  ==============

The maturities of debt securities, by contractual sinking fund payment and maturity are summarized in the following table. Actual maturities may differ from contractual maturities as certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties, and we may have the right to put or sell the obligations back to the issuers.

MATURITIES OF DEBT SECURITIES:                                                                  AS OF DECEMBER 31, 2008
($ IN THOUSANDS)                                                                             ------------------------------
                                                                                                  COST         FAIR VALUE
                                                                                             --------------   -------------
Due in one year or less...................................................................   $      209,796   $     207,422
Due after one year through five years.....................................................          361,007         318,870
Due after five years through ten years....................................................          363,159         281,186
Due after ten years.......................................................................          658,266         479,931
                                                                                             --------------   -------------
TOTAL.....................................................................................   $    1,592,228   $   1,287,409
                                                                                             ==============   =============

7.   SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

Separate account products are those for which a separate investment and liability account is maintained on behalf of the policyholder. Investment objectives for these separate accounts vary by fund account type, as outlined in the applicable fund prospectus or separate account plan of operations. Our separate account products include variable annuities and variable life insurance contracts. The assets supporting these contracts are carried at fair value and reported as Separate account assets with an equivalent amount reported as Separate account liabilities. Amounts assessed against the policyholder for mortality, administration, and other services are included within revenue in Insurance and investment product fees. In 2008 and 2007 there were no gains or losses on transfers of assets from the general account to a separate account.

Many of our variable contracts offer various guaranteed minimum death, accumulation, withdrawal and income benefits. These benefits are offered in various forms as described below. We currently reinsure a significant portion of the death benefit guarantees associated with our in-force block of business. We establish policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity policies as follows:

o Liabilities associated with the guaranteed minimum death benefit ("GMDB") are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used for calculating the liabilities are generally consistent with those used for amortizing deferred policy acquisition costs.
o Liabilities associated with the guaranteed minimum income benefit ("GMIB") are determined by estimating the expected value of the income benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used for calculating such guaranteed income benefit liabilities are generally consistent with those used for amortizing deferred policy acquisition costs.

For annuities with GMDB and GMIB, 200 stochastically generated scenarios were used.

SEPARATE ACCOUNT INVESTMENTS OF ACCOUNT BALANCES OF CONTRACTS WITH GUARANTEES:                      AS OF DECEMBER 31,
($ IN THOUSANDS)                                                                               ----------------------------
                                                                                                   2008           2007
                                                                                               ------------   -------------
Debt securities.............................................................................   $    460,610   $    494,660
Equity funds................................................................................      1,459,448      2,213,164
Other.......................................................................................        108,383         80,657
                                                                                               -------------  -------------
TOTAL.......................................................................................   $  2,028,441   $  2,788,481
                                                                                               =============  =============

CHANGES IN GUARANTEED LIABILITY BALANCES:                                                               YEAR ENDED
($ IN THOUSANDS)                                                                                    DECEMBER 31, 2008
                                                                                               ---------------------------
                                                                                                  ANNUITY        ANNUITY
                                                                                                  GMDB(1)         GMIB
                                                                                               ------------   ------------
Liability balance as of January 1, 2008.....................................................   $      3,109   $      5,706
Incurred....................................................................................         10,281         15,659
Paid........................................................................................         (3,809)            --
                                                                                               -------------  ------------
LIABILITY BALANCE AS OF DECEMBER 31, 2008...................................................   $      9,581   $     21,365
                                                                                               =============  ============

CHANGES IN GUARANTEED LIABILITY BALANCES:                                                               YEAR ENDED
($ IN THOUSANDS)                                                                                    DECEMBER 31, 2007
                                                                                               ----------------------------
                                                                                                  ANNUITY        ANNUITY
                                                                                                  GMDB(1)         GMIB
                                                                                               ------------   -------------
Liability balance as of January 1, 2007.....................................................   $     26,979   $      3,568
Incurred....................................................................................        (21,813)         2,137
Paid........................................................................................         (2,057)            --
                                                                                               -------------  -------------
LIABILITY BALANCE AS OF DECEMBER 31, 2007...................................................   $      3,109   $      5,705
                                                                                               =============  =============

--------------
(1) The reinsurance recoverable asset related to the GMDB was $0 thousand and $1,335 thousand as of December 31, 2008 and 2007, respectively.

7. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES (CONTINUED)

The GMDB and GMIB guarantees are recorded in policy liabilities and accruals on our balance sheet. Changes in the liability are recorded in policy benefits on our statement of operations. In a manner consistent with our policy for deferred policy acquisition costs, we regularly evaluate estimates used and adjust the additional liability balances, with a related charge or credit to benefit expense if actual experience or other evidence suggests that earlier assumptions should be revised.

We also offer certain variable products with a guaranteed minimum withdrawal benefit ("GMWB"), a guaranteed minimum accumulation benefit ("GMAB") and a guaranteed pay-out annuity floor ("GPAF").

The GMWB guarantees the policyholder a minimum amount of withdrawals and benefit payments over time, regardless of the investment performance of the contract, subject to an annual limit. Optional resets are available. In addition, these contracts have a feature that allows the policyholder to receive the guaranteed annual withdrawal amount for as long as they are alive.

The GMAB rider provides the contract holder with a minimum accumulation of their purchase payments deposited within a specific time period, adjusted for withdrawals, after a specified amount of time determined at the time of issuance of the variable annuity contract.

The GPAF rider provides the policyholder with a minimum payment amount if the variable annuity payment falls below this amount on the payment calculation date.

The Combination rider includes the GMAB and GMWB riders as well as the GMDB rider at the policyholder's option.

The GMWB, GMAB and GPAF represent embedded derivatives in the variable annuity contracts that are required to be reported separately from the host variable annuity contract. They are carried at fair value and reported in policyholder deposit funds. The fair value of the GMWB, GMAB and GPAF obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions.

In order to minimize the volatility associated with the GMWB and GMAB liabilities, we previously entered into a contract with Phoenix Life whereby we cede 100% of any claims for these guarantees. However, as of December 31, 2008, we recaptured the GMAB for policies issued up to December 31, 2008 and the GMWB for policies issued up to December 31, 2007. The contract remains in place for future issues. Because this contract does not transfer sufficient risk to be accounted for as reinsurance, we use deposit accounting for the contract. As of December 31, 2008 and 2007, the embedded derivative liabilities for GMWB, GMAB, and GPAF are listed in the table below. There were no benefit payments made for GMWB or GMAB during 2008 or 2007. For GPAF, there were $322 thousand benefit payments made for 2008 and an immaterial amount paid for 2007. See Note 11 to these financial statements for more information.

In order to minimize the volatility associated with the unreinsured liabilities, we have established an alternative risk management strategy. As of recapture, we have begun to hedge the GMAB and GMWB exposure using equity options, equity futures, swaps and swaptions. These investments are included in other investments on our balance sheet.

EMBEDDED DERIVATIVE LIABILITIES:                              DECEMBER 31,
($ IN THOUSANDS)                                      ---------------------------
                                                          2008           2007
                                                      ------------   ------------
GMWB................................................. $     63,663   $    (1,512)
GMAB.................................................       52,768         1,814
GPAF.................................................        1,597         1,373
                                                      ------------   ------------
TOTAL EMBEDDED DERIVATIVES........................... $    118,028   $     1,675
                                                      ============   ============

7. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES (CONTINUED)

For those guarantees of benefits that are payable in the event of death, the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. For guarantees of benefits that are payable upon annuitization, the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the policyholder determined in accordance with the terms of the contract in excess of the current account balance. For guarantees of accumulation balances, the net amount at risk is generally defined as the guaranteed minimum accumulation balance minus the current account balance.

ADDITIONAL INSURANCE BENEFITS:                                                              NET AMOUNT          AVERAGE
($ IN THOUSANDS)                                                            ACCOUNT       AT RISK AFTER      ATTAINED AGE
                                                                             VALUE         REINSURANCE       OF ANNUITANT
                                                                        --------------  ----------------    --------------
GMDB return of premium................................................  $    1,022,891   $       175,465           60
GMDB step up..........................................................       1,334,746           476,867           60
GMDB earnings enhancement benefit ("EEB").............................          49,978             7,291           60
GMDB greater of annual step up and roll up............................          28,080            15,165           63
                                                                        --------------   ---------------
TOTAL GMDB AT DECEMBER 31, 2008.......................................  $    2,435,695   $       674,788
                                                                        ==============   ===============

Combination...........................................................  $        5,105                             59
GMAB..................................................................         326,719                             55
GMIB..................................................................         449,877                             60
GMWB..................................................................         391,077                             60
GPAF..................................................................          15,071                             75
                                                                        --------------
TOTAL AT DECEMBER 31, 2008............................................  $    1,187,849
                                                                        ==============

With the return of premium, the death benefit is the greater of current account value or premiums paid (less any adjusted partial withdrawals).

With the step up, the death benefit is the greater of current account value, premiums paid (less any adjusted partial withdrawals) or the annual step up amount prior of the eldest original owner attaining a certain age. On and after the eldest original owner attains that age, the death benefit is the greater of current account value or the death benefit at the end of the contract year prior to the eldest original owner's attaining that age plus premium payments (less any adjusted partial withdrawals) made since that date.

With EEB, the death benefit is the greater of the premiums paid (less any adjusted partial withdrawals) or the current account value plus the EEB. The EEB is an additional amount designed to reduce the impact of taxes associated with distributing contract gains upon death.

With greater of annual step up and annual roll up, the death benefit is the greater of premium payments (less any adjusted partial withdrawals), the annual step up amount, the annual roll up amount or the current account value prior to the eldest original owner attaining age 81. On and after the eldest original owner attained age 81, the death benefit is the greater of current account value or the death benefit at the end of the contract year prior to the eldest original owner's attained age of 81 plus premium payments (less any adjusted partial withdrawals) made since that date.

Liabilities for universal life are generally determined by estimating the expected value of losses when death benefits exceed revenues and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating these liabilities are consistent with those used for amortizing deferred policy acquisition costs. A single set of best estimate assumptions is used since these insurance benefits do not vary significantly with capital markets volatility. At December 31, 2008 and 2007, we held additional universal life benefit reserves of $56,051 thousand and $25,930 thousand, respectively.

8.   DERIVATIVE INSTRUMENTS

DERIVATIVE INSTRUMENTS

We maintain an overall interest rate risk-management strategy that primarily incorporates the use of interest rate swaps as hedges of our exposure to changes in interest rates. Our exposure to changes in interest rates primarily results from our commitments to fund interest-sensitive insurance liabilities, as well as from our significant holdings of fixed rate financial instruments.

We had no after-tax gains for the years ended December 31, 2008 and 2007 and recognized an after-tax gain of $1,241 thousand for the year ended December 31, 2006 (reported as other comprehensive income in Statement of Income, Comprehensive Income and Changes in Stockholder's Equity), which represented the change in fair value of interest rate forward swaps which had been designated as cash flow hedges of the forecasted purchase of assets. For changes in the fair value of derivatives that are designated as cash flow hedges of a forecasted transaction, we recognize the change in fair value of the derivative in other comprehensive income. Amounts related to cash flow hedges that are accumulated in other comprehensive income are reclassified into earnings in the same period or periods during which the hedged forecasted transaction (the acquired asset) affects earnings. For the years 2008 and 2007, we had no reclassified after-tax gains and for the year 2006 we reclassified an after-tax gain of $1,241 thousand into earnings related to these derivatives.

We use derivatives to manage certain risks in our general account portfolio as well as our insurance liabilities. Our derivatives generally do not qualify for hedge accounting treatment and are stated at fair value (market value) with changes in valuation reported in net realized capital gains/losses.

DERIVATIVE INSTRUMENTS HELD IN GENERAL ACCOUNT:                                                     AS OF DECEMBER 31,
($ IN THOUSANDS)                                                                               ---------------------------
                                                                                                           2008
                                                                                               ---------------------------
                                                                    NOTIONAL
                                                                     AMOUNT        MATURITY        ASSET        LIABILITY
                                                                  ------------   ------------  ------------    -----------
INTEREST RATE SWAPS                                               $    100,000       2018       $    15,839    $        --
SWAPTIONS                                                              190,000       2009            10,928             --
PUT OPTIONS                                                            175,000       2018            56,265             --
FUTURES CONTRACTS                                                      129,019       2009            18,551             --
                                                                  ------------                 ------------    -----------
TOTAL GENERAL ACCOUNT DERIVATIVE INSTRUMENT POSITIONS             $    594,019                 $    101,583    $        --
                                                                  ============                 ============    ===========

We held no derivative assets at December 31, 2007. See Note 7 to these financial statements for more information on our embedded derivatives related to our variable annuity guarantees.

INTEREST RATE SWAPS

We maintain an overall interest rate risk-management strategy that primarily incorporates the use of interest rate swaps as hedges of our exposure to changes in interest rates. Our exposure to changes in interest rates primarily results from our commitments to fund interest-sensitive insurance liabilities, as well as from our significant holdings of fixed rate financial instruments. We use interest rate swaps that effectively convert variable rate cash flows to fixed cash flows in order to hedge the interest rate risks associated with guaranteed minimum living benefit (GMAB/GMWB) rider liabilities.

INTEREST RATE OPTIONS

We use interest rate options, such as swaptions, to hedge against market risks to assets or liabilities from substantial changes in interest rates. An interest rate swaption gives us the right but not the obligation to enter into an underlying swap. Swaptions are options on interest rate swaps. All of our swaption contracts are receiver swaptions, which give us the right to enter into a swap where we will receive the agreed-upon fixed rate and pay the floating rate. If the market conditions are favorable and the swap is needed to continue hedging our inforce liability business, we will exercise the swaption and enter into a fixed rate swap. If a swaption contract is not exercised by its option maturity date, it expires with no value.

EXCHANGE TRADED FUTURE CONTRACTS

We use equity index futures to hedge the market risks from changes in the value of equity indices, such as S&P 500, associated with guaranteed minimum living benefit (GMAB/GMWB) rider liabilities. Positions are short-dated, exchange-traded futures with maturities of three months.

EQUITY INDEX OPTIONS

The Company uses the following derivative contracts to hedge against market risks from changes in volatility, interest rates and equity indices associated with our Life and Annuity products:

     o Equity index options, such as S&P 500 puts for the variable annuity guaranteed minimum living benefit (GMAB/GMWB) rider liabilities;

     o Equity index options, such as S&P 500 European calls for the Equity Index Universal Life (EIUL); and

     o Equity index options, such as S&P European, Asian and Binary calls for the Equity Index Annuity (EIA).

An equity index put option affords the Company the right to sell a specified equity index at the established price determined at the time the instrument was purchased. The Company may use short-dated options, which are traded on exchanges or use long-dated over-the-counter options, which require entering into an agreement with another party (referred to as the counterparty).

An equity index call option affords the Company the right to buy a specified equity index at the established price determined at the time the instrument was purchased. The Company used exact-dated options, which are traded over-the-counter with another party (referred to as the counterparty) to closely replicate the option payoff profile embedded in EIA and EIUL liabilities.


9.   FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS No. 157 ("SFAS 157") defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the quality of inputs used to measure fair value and enhances disclosure requirements for fair value measurements. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

SFAS 157 establishes a three-level valuation hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels, from highest to lowest, are defined as follows:

     o Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets. Level 1 securities include highly liquid government bonds, mortgage products, exchange-traded equities and exchange-traded corporate debt.

     o Level 2 - inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument. Examples of such instruments include certain high-yield debt securities.

     o Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement. Securities classified within Level 3 include broker quoted investments, certain residual interests in securitizations and other less liquid securities. Most valuations that are based on brokers' prices are classified as Level 3 due to a lack of transparency in the process they use to develop prices.

A financial instrument's categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

CARRYING AMOUNTS AND ESTIMATED FAIR VALUES                                        AS OF DECEMBER 31,
OF FINANCIAL INSTRUMENTS:                                  ---------------------------------------------------------------
($ IN THOUSANDS)                                                        2008                              2007
                                                           ------------------------------    -----------------------------
                                                              CARRYING           FAIR           CARRYING          FAIR
                                                               VALUE            VALUE            VALUE           VALUE
                                                           -------------    -------------    -------------   -------------
Cash and cash equivalents................................  $     152,185    $     152,185    $     108,200   $     108,200
Debt securities..........................................      1,287,409        1,287,409        1,709,586       1,709,586
Policy loans.............................................         34,917           34,917           22,819          22,819
                                                           -------------    -------------    -------------   -------------
FINANCIAL ASSETS.........................................  $   1,474,511    $   1,474,511    $   1,840,605   $   1,840,605
                                                           =============    =============    =============   =============

Investment contracts.....................................  $     969,270    $     986,908    $   1,134,635   $   1,139,325
                                                           -------------    -------------    -------------   -------------
FINANCIAL LIABILITIES....................................  $     969,270    $     986,908    $   1,134,635   $   1,139,325
                                                           =============    =============    =============   =============

The following table presents the financial instruments carried at fair value as of December 31, 2008, by SFAS 157 valuation hierarchy (as described above).

ASSETS AND LIABILITIES AT FAIR VALUE:                                             AS OF DECEMBER 31, 2008
($ IN THOUSANDS)                                           --------------------------------------------------------------
                                                              LEVEL 1          LEVEL 2          LEVEL 3          TOTAL
                                                           -------------    -------------    -------------   ------------
ASSETS
Available-for-sale debt securities.......................  $       8,459    $   1,127,679    $     151,271   $  1,287,409
Derivative assets........................................             --          101,583               --        101,583
Separate account assets..................................      2,360,656           87,884              601      2,449,141
Fair value option investments............................             --            4,091               --          4,091
                                                           -------------    -------------    -------------   ------------
TOTAL ASSETS.............................................  $   2,369,115    $   1,321,237    $     151,872   $  3,842,224
                                                           =============    =============    =============   ============
LIABILITIES
Embedded derivative liabilities..........................  $          --    $          --    $     118,028   $    118,028
                                                           -------------    -------------    -------------   ------------
TOTAL LIABILITIES........................................  $          --    $          --    $     118,028   $    118,028
                                                           =============    =============    =============   ============

Fair value option investments include a structured loan asset valued at $4,091 thousand as of December 31, 2008. We elected to apply the fair value option to this note at the time of its acquisition. We purchased the note to obtain principal protection without sacrificing earnings potential. Election of the fair value option allows current earnings recognition and is more consistent with management's view of the security's underlying economics.

We have an established process for determining fair values. Fair value is based upon quoted market prices, where available. If listed prices or quotes are not available, fair value is based upon internally developed models that use primarily market-based or independently-sourced market parameters, including interest rate yield curves, option volatilities and currency rates. Valuation adjustments may be made to ensure that financial instruments are recorded at fair value. These adjustments include amounts to reflect counterparty credit quality, our own creditworthiness, liquidity and unobservable parameters that are applied consistently over time. The majority of the valuations of Level 3 assets were internally calculated or obtained from independent third-party broker quotes.

FAIR VALUE OF INVESTMENT CONTRACTS

We determine the fair value of deferred annuities with an interest guarantee of one year or less at the amount of the policy reserve. In determining the fair value of deferred annuities with interest guarantees greater than one year, we use a discount rate equal to the appropriate U.S. Treasury rate plus 100 basis points to determine the present value of the projected account value of the policy at the end of the current guarantee period.

SEPARATE ACCOUNTS

Separate account assets are primarily invested in mutual funds but also have investments in fixed maturity and equity securities. The separate account investments are valued in the same manner, and using the same pricing sources and inputs, as the fixed maturity, equity security and short-term investments of the Company. Mutual funds are included in Level 1. Most debt securities and short-term investments are included in Level 2.

VALUATION OF EMBEDDED DERIVATIVES

Embedded derivatives are guarantees that we make on certain variable annuity contracts, including GMAB and GMWB. These embedded derivatives are fair valued using a risk neutral stochastic valuation methodology. The inputs to our fair value methodology include information derived from the asset derivatives market, including the volatility surface and the swap curve. Several additional inputs are not obtained from independent sources, but instead reflect our own assumptions about what market participants would use in pricing the contracts. These inputs are therefore considered "unobservable" and fall into Level 3 of the fair value hierarchy. These inputs include mortality rates, lapse rates and policyholder behavior assumptions. Because there are significant Level 3 inputs included in our fair value methodology for these embedded derivative liabilities, we consider the above-described methodology as a whole to be Level 3.

SFAS 157 requires a credit standing adjustment. The credit standing adjustment reflects the adjustment that market participants would make to reflect the risk that guaranteed benefit obligations may not be fulfilled ("nonperformance risk"). SFAS 157 explicitly requires nonperformance risk to be reflected in fair value. The Company calculates the credit standing adjustment by applying an average credit spread for companies similar to Phoenix when discounting the rider cash flows for calculation of the liability. This average credit spread is recalculated every quarter and so the fair value will change with the passage of time even in the absence of any other changes that affect the valuation.

LEVEL 3 FINANCIAL ASSETS AND LIABILITIES

The following table sets forth a summary of changes in the fair value of our Level 3 financial assets and liabilities. As required by SFAS 157, financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. For example, a hypothetical derivative contract with Level 1, Level 2 and significant Level 3 inputs would be classified as a Level 3 financial instrument in its entirety. Subsequently, even if only Level 1 and Level 2 inputs are adjusted, the resulting gain or loss is classified as Level 3. Further, Level 3 instruments are frequently hedged with instruments that are classified as Level 1 or Level 2 and, accordingly, gains or losses reported as Level 3 in the table below may be offset by gains or losses attributable to instruments classified in Level 1 or 2 of the fair value hierarchy.

LEVEL 3 FINANCIAL ASSETS AND LIABILITIES:                                                        YEAR ENDED DECEMBER 31,
($ IN THOUSANDS)                                                                                           2008
                                                                                               -----------------------------
                                                                                                  ASSETS       LIABILITIES
                                                                                               ------------   --------------
Balance, beginning of year..................................................................   $    267,185   $      (1,675)
Purchases/(sales), net......................................................................        (17,555)             --
Net transfers in and out of Level 3.........................................................        (13,973)             --
Realized gains (losses).....................................................................        (19,911)       (116,353)
Unrealized gains (losses) included in other comprehensive income (loss).....................        (63,942)             --
Amortization/accretion......................................................................             68              --
                                                                                               -------------  --------------
BALANCE, END OF YEAR........................................................................   $    151,872   $    (118,028)
                                                                                               ============   ==============
PORTION OF GAIN (LOSS) INCLUDED IN NET INCOME RELATING TO THOSE ASSETS/LIABILITIES STILL HELD  $    (34,655)  $    (116,353)
                                                                                               ============   ==============


10.  INCOME TAXES

ALLOCATION OF INCOME TAXES:                                                              YEAR ENDED DECEMBER 31,
($ IN THOUSANDS)                                                            -------------------------------------------------
                                                                                 2008             2007              2006
                                                                            -------------    --------------    --------------
Income tax expense (benefit) attributable to:
  Current................................................................   $      (1,831)   $     (44,715)    $     (21,403)
  Deferred...............................................................         (85,666)          45,837            22,473
                                                                            --------------   --------------    --------------
INCOME TAXES APPLICABLE TO NET INCOME (LOSS).............................         (87,497)           1,122             1,070
Other comprehensive loss.................................................         (16,690)          (4,898)           (1,121)
                                                                            --------------   --------------    --------------
INCOME TAXES APPLICABLE TO COMPREHENSIVE LOSS............................   $    (104,187)   $      (3,776)    $         (51)
                                                                            ==============   ==============    ==============
INCOME TAXES RECOVERED...................................................   $     (13,262)   $     (30,557)    $     (24,094)
                                                                            ==============   ==============    ==============

EFFECTIVE INCOME TAX RATE:                                                              YEAR ENDED DECEMBER 31,
($ IN THOUSANDS)                                                            -------------------------------------------------
                                                                                 2008             2007             2006
                                                                            -------------    --------------    --------------
Income before income taxes...............................................   $    (282,691)   $       12,427    $       7,538
                                                                            -------------    --------------    --------------
Income taxes at statutory rate of 35.0%..................................         (98,942)            4,350            2,638
Dividend received deduction..............................................          (2,584)           (1,803)          (1,572)
FIN 48 increase (decrease)...............................................           1,242              (975)              --
Tax interest.............................................................              (2)                1                1
Valuation allowance increase.............................................          12,800                --               --
Other, net...............................................................             (11)             (451)               3
                                                                            --------------   --------------    --------------
APPLICABLE INCOME TAXES (BENEFIT)........................................   $     (87,497)   $        1,122    $       1,070
                                                                            ==============   ==============    ==============
Effective income tax rates...............................................        31.0%            9.0%             14.2%
                                                                            ==============   ==============    ==============
DEFERRED INCOME TAX BALANCES ATTRIBUTABLE TO TEMPORARY DIFFERENCES:                                AS OF DECEMBER 31,
($ IN THOUSANDS)                                                                             --------------------------------
                                                                                                  2008            2007
                                                                                             --------------    --------------
DEFERRED INCOME TAX ASSETS:
Future policyholder benefits..............................................................   $      156,424    $     145,582
Unearned premiums / deferred revenues.....................................................           28,603           15,164
Investments...............................................................................           37,595            5,948
Net operating loss carryover benefits.....................................................            1,491               --
Valuation allowance.......................................................................          (16,000)              --
                                                                                             --------------    --------------
GROSS DEFERRED INCOME TAX ASSETS..........................................................          208,113          166,694
                                                                                             ---------------   --------------

DEFERRED INCOME TAX LIABILITIES:
Deferred policy acquisition costs.........................................................          237,947          296,687
Other.....................................................................................            3,457            5,655
                                                                                             --------------    --------------
GROSS DEFERRED INCOME TAX LIABILITIES.....................................................          241,404          302,342
                                                                                             --------------    --------------
DEFERRED INCOME TAX LIABILITY.............................................................   $       33,291   $      135,648
                                                                                             ==============   ===============

We are included in the consolidated federal income tax return filed by PNX and are party to a tax sharing agreement by and among PNX and its subsidiaries. In accordance with this agreement, federal income taxes are allocated as if they had been calculated on a separate company basis, except that benefits for any net operating losses or other tax credits used to offset a tax liability of the consolidated group will be provided to the extent such loss or credit is utilized in the consolidated federal tax return.

Within the consolidated tax return, we are required by regulations of the Internal Revenue Service ("IRS") to segregate the entities into two groups: life insurance companies and non-life insurance companies. We are limited as to the amount of any operating losses from the non-life group that can be offset against taxable income of the life group. These limitations may affect the amount of any operating loss carryovers that we have now or in the future.

Significant management judgment is required in determining the provision for income taxes and, in particular, any valuation allowance recorded against our deferred tax assets. We carried a valuation allowance of $16,000 thousand on $224,113 thousand of deferred tax assets at December 31, 2008, due to uncertainties related to our ability to utilize some of the deferred tax assets that are expected to reverse as capital losses. The amount of the valuation allowance has been determined based on our estimates of taxable income over the periods in which the deferred tax assets will be recoverable.

We concluded that a valuation allowance on the remaining $208,113 thousand of deferred tax assets at December 31, 2008, was not required. Our methodology for determining the realizability of deferred tax assets involves estimates of future taxable income from our operations and consideration of available tax planning strategies and actions that could be implemented, if necessary. These estimates are projected through the life of the related deferred tax assets based on assumptions that we believe to be reasonable and consistent with current operating results. Changes in future operating results not currently forecasted may have a significant impact on the realization of deferred tax assets. In concluding that a valuation allowance was not required on the remaining deferred tax assets, we considered the more likely than not criteria pursuant to SFAS 109.

As of December 31, 2008, we had $1,491 thousand related to federal net operating losses which are scheduled to expire in 2028.

As of December 31, 2008, we had current taxes payable of $1,247 thousand.

We adopted the provisions of FASB Interpretation No. 48, ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES ("FIN 48") on January 1, 2007. As a result of the implementation of FIN 48, we recognized a decrease in reserves for uncertain tax benefits through a cumulative effect adjustment of approximately $1,000 thousand, which was accounted for as a reduction to the January 1, 2007 balance of retained earnings. Including the cumulative effect adjustment, we had approximately $1,840 thousand of total gross unrecognized tax benefits as of January 1, 2007.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

RECONCILIATION OF THE BEGINNING AND ENDING AMOUNT OF UNRECOGNIZED TAX BENEFITS:                    2008            2007
($ IN THOUSANDS)                                                                               ------------    ------------
Balance, beginning of year..................................................................   $        525    $      1,840
Additions (reductions) for tax positions of prior years.....................................          1,242           (975)
Settlements with taxing authorities.........................................................         (1,715)           (340)
                                                                                               -------------   -------------
BALANCE, END OF YEAR........................................................................   $         52    $        525
                                                                                               =============   =============

The amount of unrecognized tax benefits at December 31, 2008 that would, if recognized, impact the annual effective tax rate upon recognition was $52 thousand.

Based upon the timing and status of our current examinations by taxing authorities, we do not believe that it is reasonably possible that any changes to the balance of unrecognized tax benefits occurring in the next 12 months will result in a significant change to the results of operations, financial condition or liquidity. In addition, we do not anticipate that there will be additional payments made or refunds received within the next 12 months with respect to the years under audit. We do not anticipate any increases to the unrecognized tax benefits that would have a material impact on the financial position of the company.

Our federal income tax returns are routinely audited by the IRS. During 2008, the IRS completed its examination of the 2004 and 2005 federal income tax returns. There is one issue, in the 2004 tax year, within the life insurance company tax group, which will proceed to the appeals level. The timing for resolution of this matter remains uncertain due to the nature of the appeals process. We do not believe that the appeals outcome will result in a material change in our financial position. Examinations have not commenced for tax years 2006 through 2007. We do not believe that the examination will result in a material change in our financial position. We are not currently under audit with any state taxing authorities.

We recognize interest and penalties related to amounts accrued on uncertain tax positions and amounts paid or refunded from federal and state income tax authorities in tax expense. The interest and penalties recorded during the twelve month periods ending December 31, 2008 and 2007 were not material. We did not have an accrual for the payment of interest and penalties as of December 31, 2008.


11.  RELATED PARTY TRANSACTIONS

CAPITAL CONTRIBUTIONS

During the year ended December 31, 2008, we received $169,934 thousand in capital contributions from Phoenix Life, of which $83,785 thousand was in cash and $86,149 was in securities.

RELATED PARTY TRANSACTIONS

The amounts included in the following discussion are gross expenses, before deferrals for policy acquisition costs.

Phoenix Life provides services and facilities to us and is reimbursed through a cost allocation process. The expenses allocated to us were $221,925 thousand, $270,394 thousand and $203,521 thousand for the years ended December 31, 2008, 2007 and 2006, respectively. Amounts payable to Phoenix Life were $2,662 thousand and $27,263 thousand as of December 31, 2008 and 2007, respectively.

We have a contract with Phoenix Life whereby we cede to Phoenix Life certain of the liabilities related to guarantees on our annuity products. Because this contract does not transfer sufficient risk to qualify for reinsurance accounting, we account for ceded liabilities as a deposit asset. The asset on deposit with Phoenix Life was $2,150 thousand and $3,051 thousand at December 31, 2008 and 2007, respectively. This amount is included in our balance sheet in other general account assets. At December 31, 2008, the amount due from Phoenix Life under this contract was $4,808 thousand. At December 31, 2007, the amount due to Phoenix Life under this contract was $336 thousand.

Goodwin Capital Advisers, Inc. ("Goodwin"), an indirect wholly-owned subsidiary of PNX, provides investment advisory services to us for a fee. Investment advisory fees incurred by us for management of general account assets under this arrangement were $1,982 thousand, $2,172 thousand and $2,439 thousand for the years ended December 31, 2008, 2007 and 2006, respectively. Amounts payable to Goodwin were $1 thousand and $15 thousand, as of December 31, 2008 and 2007, respectively.

Effective August 2007, Phoenix Variable Advisors, Inc ("PVA"), an indirect wholly-owned subsidiary of Phoenix Life, became the investment advisor for the variable product separate accounts. They receive variable product separate account fees on our behalf and forward them to us, net of sub-advisory fees they paid. Amounts receivable from PVA for those fees were $170 thousand and $276 thousand as of December 31, 2008 and 2007, respectively.

Effective in 2009, Phoenix Equity Planning Corporation ("PEPCO"), an indirect wholly-owned subsidiary of PNX, is the principal underwriter of our annuity contracts. Outside broker-dealers are licensed to sell our annuity contracts as well. Prior to December 31, 2008, a subsidiary of Virtus Investment Partners, Inc., a former affiliate, served as the principal underwriter of our annuity contracts. We incurred commissions for contracts underwritten by the former affiliate of $47,810 thousand, $48,331 thousand and $38,062 thousand for the years ended December 31, 2008, 2007 and 2006, respectively.

Phoenix Life pays commissions to producers who sell our non-registered life and annuity products. Commissions paid by Phoenix Life on our behalf were $186,112 thousand, $159,847 thousand and $105,993 thousand for the years ended December 31, 2008, 2007 and 2006, respectively. Amounts payable to Phoenix Life were $3,501 thousand and $13,684 thousand as of December 31, 2008 and 2007, respectively.

PREMIUM PROCESSING SERVICES

We provide payment processing services for Phoenix Life, wherein we receive deposits on Phoenix Life annuity contracts, and forward those payments to Phoenix Life. During 2006, we began including life insurance premiums in this service. In connection with this service, at December 31, 2008 and 2007, we had amounts due to Phoenix Life of $2,766 thousand and $416 thousand, respectively. We do not charge any fees for this service.

We also provide payment processing services for Phoenix Life and Annuity, a wholly-owned indirect subsidiary of Phoenix Life, wherein we receive deposits on certain Phoenix Life and Annuity annuity contracts, and forward those payments to Phoenix Life and Annuity. During 2006, we began including life insurance premiums in this service. In connection with this service, at December 31, 2008 and 2007, we had amounts due to Phoenix Life and Annuity of $27 thousand and $482 thousand, respectively. We do not charge any fees for this service.

In certain instances Phoenix Life and Phoenix Life and Annuity may receive premiums on behalf of PHL Variable. Amounts due from Phoenix Life were $591 thousand and $237 thousand as of December 31, 2008 and 2007, respectively. Amounts due from Phoenix Life and Annuity were $2,562 thousand and $15 thousand as of December 31, 2008 and 2007, respectively.

12.  EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

PNX has a non-contributory, defined benefit pension plan covering substantially all of its employees and those of its subsidiaries. Retirement benefits are a function of both years of service and level of compensation. PNX also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. PNX's funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 (ERISA). Contributions are intended to provide for benefits attributable not only to service to date, but to service expected to be conferred in the future.

PNX sponsors pension and savings plans for its employees, and employees and agents of its subsidiaries. The qualified plans comply with requirements established by ERISA and excess benefit plans provide for that portion of pension obligations, which is in excess of amounts permitted by ERISA. PNX also provides certain health care and life insurance benefits for active and retired employees. We incur applicable employee benefit expenses through the process of cost allocation by PNX.

In addition to its pension plans, PNX currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans which it sponsors. A substantial portion of PNX's affiliate employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is omitted, as the information is not separately calculated for our participation in the plans. PNX, the plan sponsor, established an accrued liability and amounts attributable to us have been allocated. The amount of such allocated benefits is not significant to the financial statements.


13.  OTHER COMPREHENSIVE INCOME

SOURCES OF                                                              YEAR ENDED DECEMBER 31,
OTHER COMPREHENSIVE INCOME:                  -------------------------------------------------------------------------------
($ IN THOUSANDS)                                        2008                      2007                      2006
                                             -------------------------------------------------------------------------------
                                                 GROSS         NET         GROSS         NET         GROSS         NET
                                              ----------   ----------   ----------   ----------   ----------   ----------
Unrealized losses on investments .......      $(303,833)   $ (71,010)   $  46,067)   $ (11,195)   $  (1,332)   $  (4,070)
Net realized investment losses on
  available-for-sale securities included
  in net income ........................         53,459       30,871        4,649        2,100        4,298        2,793
                                              ----------   ----------   ----------   ----------   ----------   ----------
Net unrealized investment gains (losses)       (250,374)     (40,139)     (41,418)      (9,095)       2,966       (1,277)
Net unrealized losses on derivative
  instruments ..........................             --           --           --           --       (1,241)        (807)
                                              ----------   ----------   ----------   ----------   ----------   ----------
Other comprehensive income (loss) ......       (250,374)   $ (40,139)     (41,418)   $  (9,095)       1,725    $  (2,084)
                                              ----------   ----------   ----------   ----------   ----------   ----------
Applicable deferred policy acquisition
  cost amortization........................    (193,545)                  (27,425)                    4,930
Applicable deferred income tax benefit.....     (16,690)                   (4,898)                   (1,121)
                                              ----------                ----------                ----------
Offsets to other comprehensive income......    (210,235)                  (32,323)                    3,809
                                              ----------                ----------                ----------
OTHER COMPREHENSIVE LOSS...................   $ (40,139)                $  (9,095)                $  (2,084)
                                              ==========                ==========                ==========

COMPONENTS OF ACCUMULATED                                              AS OF DECEMBER 31,
OTHER COMPREHENSIVE INCOME:                             ------------------------------------------------
($ IN THOUSANDS)                                                 2008                      2007
                                                        -----------------------   ----------------------
                                                           GROSS         NET         GROSS        NET
                                                        ----------   ----------   ----------  ----------
Unrealized losses on investments ...................   $(306,376)   $ (51,923)   $ (56,002)   $ (11,784)
Unrealized gains on derivative instruments .........          --           --           --           --
                                                       ----------   ----------   ----------   ----------
Accumulated other comprehensive loss ...............    (306,376)   $ (51,923)     (56,002)   $ (11,784)
                                                       ----------   ==========   ----------   ==========
Applicable deferred policy acquisition costs .......    (231,418)                  (37,873)
Applicable deferred income taxes ...................     (23,035)                   (6,345)
                                                       ----------                ----------
Offsets to other comprehensive income ..............    (254,453)                  (44,218)
                                                                                 ----------
ACCUMULATED OTHER COMPREHENSIVE LOSS ...............   $ (51,923)                $ (11,784)
                                                       =========                 ==========

                                      F-30

14.  STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS

We are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. The
State of Connecticut Insurance Department (the "Department") has adopted the
National Association of Insurance Commissioners' (the "NAIC's") Accounting
Practices and Procedures manual effective January 1, 2001 ("NAIC SAP") as a component of its prescribed or permitted statutory accounting practices. As of December 31, 2008, 2007 and 2006, the Department has not prescribed or permitted us to use any accounting practices that would materially deviate from NAIC SAP.
Statutory surplus differs from equity reported in accordance with GAAP primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, life insurance reserves are based on different assumptions and income taxes are recorded in accordance with the Statement of Statutory Accounting Principles No. 10, INCOME TAXES, which limits deferred income tax assets based on admissibility tests.

Connecticut Insurance Law requires that Connecticut life insurers report their risk-based capital. Risk-based capital is based on a formula calculated by applying factors to various assets, premium and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. Connecticut
Insurance Law gives the Connecticut Commissioner of Insurance explicit regulatory authority to require various actions by, or take various actions against, insurers whose total adjusted capital does not exceed certain risk-based capital levels. Our risk-based capital was in excess of 325% of Company Action Level (the level where a life insurance enterprise must submit a comprehensive plan to state insurance regulators) as of December 31, 2008 and 2007.

STATUTORY FINANCIAL DATA:                                 AS OF OR FOR THE YEAR ENDED DECEMBER 31,
($ IN THOUSANDS)                                         ----------------------------------------
                                                            2008           2007            2006
                                                         ----------     ---------      ----------
Statutory capital and surplus ........................   $ 273,028      $ 167,436      $ 220,342
Asset valuation reserve ..............................         343         14,774         14,320
                                                         ----------     ---------      ----------
STATUTORY CAPITAL, SURPLUS AND ASSET VALUATION RESERVE   $ 273,371      $ 182,210      $ 234,662
                                                         ==========     ==========     ==========
STATUTORY GAIN (LOSS) FROM OPERATIONS ................   $(138,012)     $ (98,589)     $ (33,094)
                                                         ==========     ==========     ==========
STATUTORY NET INCOME (LOSS) ..........................   $(187,032)     $(102,297)     $ (33,994)
                                                         ==========     ==========     ==========

The Connecticut Insurance Holding Company Act limits the maximum amount of annual dividends and other distributions in any 12-month period to stockholders of Connecticut domiciled insurance companies without prior approval of the Insurance Commissioner. Under current law, we cannot make any dividend distribution during 2009 without prior approval.


15.  CONTINGENT LIABILITIES

LITIGATION AND ARBITRATION

We are regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming us as a defendant ordinarily involves our activities as an insurer, investor or investment advisor.

It is not feasible to predict or determine the ultimate outcome of all legal or arbitration proceedings or to provide reasonable ranges of potential losses. Based on current information, we believe that the outcomes of our litigation and arbitration matters are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation and arbitration, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operations or cash flows in particular quarterly or annual periods.

REGULATORY MATTERS

State regulatory bodies, the SEC, the Financial Industry Regulatory Authority ("FINRA"), the IRS and other regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with laws and regulations related to, among other things, our insurance and broker-dealer subsidiaries, securities offerings and registered products. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted.

For example, in the fourth quarter of 2008, the State of Connecticut Insurance Department initiated the on-site portion of a routine financial examination of PHL Variable for the five year period ending December 31, 2008.

Regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. It is not feasible to predict or determine the ultimate outcome of all pending inquiries, investigations, legal proceedings and other regulatory actions, or to provide reasonable ranges of potential losses. Based on current information, we believe that the outcomes of our regulatory matters are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these actions and the inherent unpredictability of regulatory matters, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operation or cash flows in particular quarterly or annual periods.


16.  SUBSEQUENT EVENTS

On March 3, 2009, State Farm informed us that it intends to suspend the sale of Phoenix products pending a re-evaluation of the relationship between the two companies. During 2008, State Farm was our largest distributor of annuity and life insurance products accounting for approximately 25% of our total life insurance premiums and approximately 72% of our annuity deposits.

On March 4, 2009, National Life Group also informed us that it intends to suspend the sale of Phoenix products. In 2008, National Life was our second largest distributor of annuity products accounting for approximately 13% of our annuity deposits.

On March 4, 2009, Fitch downgraded our financial strength rating to BBB+ from A and placed the rating on Rating Watch Negative.

On March 10, 2009, A.M. Best Company, Inc. downgraded our financial strength rating to B++ from A and maintained its negative outlook. On January 15, 2009, A.M Best Company, Inc. affirmed our financial strength rating of A and changed our outlook to negative from stable.

On March 10, 2009, Moody's Investor Services downgraded our financial strength rating to Baa2 from Baa1. The outlook is negative. On February 19, 2009, Moody's Investor Service downgraded our financial strength rating to Baa1 from A3. The ratings remain on review for possible further downgrade as was previously announced on December 9, 2008.

On March 10, 2009, Standard & Poor's downgraded our financial strength rating to BBB- from BBB and maintained it negative outlook. On March 2, 2009, Standard and Poor's downgraded our financial strength rating to BBB from BBB+. At the same time, Standard and Poor's removed the ratings from CreditWatch, where they had been placed with negative implications on February 10, 2009. The outlook is negative.

Effective March 12, 2009, National Financial Partners ("NFP") suspended sales of Phoenix products. In 2008, NFP accounted for approximately 11% of our total life insurance premiums.

The actions by these key distribution partners and rating agencies will likely have a material adverse effect on our future results. We are currently assessing the impact of these recent developments on our business prospects, operations and strategy.

On March 23, 2009, Dona D. Young announced her retirement from PNX. James D. Wehr, Senior Executive Vice President and Chief Investment Officer will replace her as President and Chief Executive Officer.

                                    PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits.

(a) Financial Statements


     (1) The financial statements of the Registrant and the Report of Independent Registered Public Accounting Firm thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include: Statement of Assets and Liabilities as of December 31, 2008; Statement of Operations for the year ended December 31, 2008; Statement of Changes in Net Assets for the years ended December 31, 2008 and 2007; and Notes to Financial Statements are filed herewith.

     (2) The financial statements of PHL Variable Insurance Company and the report of Independent Registered Public Accounting Firm thereto are contained in the Statement of Additional Information. The financial statements of PHL Variable Insurance Company include: Balance Sheets as of December 31, 2008 and 2007; Statements of Income and Comprehensive Income, Statements of Stockholder's Equity and Statements of Cash Flows for the years ended December 31, 2008, 2007 and 2006; and Notes to the Financial Statements are filed herewith.


(b) Exhibits


     (1) Resolution of the Board of Directors of PHL Variable Insurance Company establishing the PHL Variable Accumulation Account, is incorporated by reference to Registrant's Initial Registration Statement on Form N-4 (File No.333-68164), filed via EDGAR on August 22, 2001.


     (2) Not Applicable.

     (3) Distribution of Contracts


         (a) Master Service and Distribution Compliance Agreement between Depositor and Phoenix Equity Planning Corporation dated November 1, 2000, is incorporated by reference to Post-Effective Amendment No. 17 on Form N-4 (File No.033-87376), filed via EDGAR on
             April 30, 2002.

         (b) Form of Broker Dealer Supervisory and Service Agreement between Phoenix Equity Planning Corporation and Independent Brokers with respect to the sale of the Contracts, is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-4 (File No.333-68164), filed via EDGAR on April 22, 2005.

     (4) (a) Form of Variable Annuity Contract (Phoenix Investor's Edge-Form No. D609 and Form No. D51), is incorporated by reference to Registrant's Initial Registration Statement on Form N-4 (File No. 333-68164), filed via EDGAR on August 22, 2001.

         (b) Variable Annuity Contract Amendments and Alternate Contract Schedule Pages (Phoenix Investor's Edge--Form No.08 D609 GMIR, DR91, and 08 D609), are filed herewith.

         (c) Guaranteed Minimum Income Benefit Rider, Form Number DR87,is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-4 (File No. 333-68164), filed via EDGAR on
             July 7, 2005.

         (d) Guaranteed Minimum Accumulation Benefit Rider, Form DR83, is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-4 (File No. 333-68164) , filed via EDGAR on
             April 22, 2005.

         (e) Guaranteed Minimum Withdrawal Benefit Rider, Form No. DR93.1, is incorporated by reference to Registrant's Post-Effective Amendment No. 12 on Form N-4 (File No. 333-68164), filed via EDGAR on November 16, 2005.

         (f) Guaranteed Minimum Withdrawal Benefit Rider, Form No.06GMWB, is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-4 (File No. 333-68164), filed via EDGAR on December 20, 2006.

         (g) Guaranteed Minimum Withdrawal Benefit Rider, Form No. 08GMWB, is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-4 (File No. 333-68164), filed via EDGAR on
             May 28, 2008.

         (h) Guaranteed Minimum Withdrawal Benefit Rider with Extended Care Enhancement, Form No. 08GMWBCE, is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-4 (File No. 333-68164) , filed via EDGAR on May 28, 2008.

         (i) Flexible Combination Benefit Rider, Form No. 08PRP, is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-4 (File No. 333-68164), filed via EDGAR on
             May 28, 2008.

     (5) Form of Application (Phoenix Investor's Edge-Form No. OL4158.1), is incorporated by reference to Registrant's Post-Effective Amendment No. 12 on Form N-4 (File No. 333-68164), filed via EDGAR on November 16, 2005.

     (6) (a) Amended and Restated Certificate of Incorporation of PHL Variable Insurance Company is incorporated by reference to Registrant's Initial Registration Statement on Form N-4 (File No. 333-68164), filed via EDGAR on August 22, 2001.

         (b) Bylaws of PHL Variable Insurance Company as amended and restated, effective May 16, 2002, are incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-4 (File
             No. 333-68164), filed via EDGAR on April 30, 2004.


     (7) Not Applicable.

     (8) (a) Participation Agreements.


         (1) Amended and Restated Participation Agreement dated April 4, 2008 among PHL Variable Insurance Company, Wanger Advisors Trust, Columbia Wanger Asset Management, LLP and Columbia Management Distributors, Inc. is incorporated by reference to Post-Effective Amendment No. 8 on Form N-4 (File No. 333-123040), filed via EDGAR on April 30, 2008.

         (2) (a) Participation Agreement as of May 1, 2000 among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Phoenix Home Life Mutual Insurance Company, and PHL Variable Insurance Company ("PHLVIC"), is incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-81458), filed via EDGAR on April 30, 2004.

             (b) Amendment to Participation Agreement as of May 1, 2000 among
                 Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Phoenix Home Life Mutual Insurance Company and PHLVIC, is incorporated by reference to Post Effective-Amendment No. 5 on Form N-6 (File
                 No. 333-81458), filed via EDGAR on April 30, 2004.

             (c) Amendment to Participation Agreement as of May 3, 2004 by and
                 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Phoenix Life Insurance Company and PHLVIC, is incorporated by reference to Post-Effective Amendment No. 9 on Form N-6 (File
                 No. 333-76778), filed via EDGAR on April 26, 2006.

             (d) Amendment No. 3 to Participation Agreement as of May 1, 2006
                 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Phoenix Life Insurance Company and PHLVIC, is incorporated by reference to Post-Effective Amendment No. 9 on Form N-6 (File
                 No. 333-119916), filed via EDGAR on August 14, 2006.

             (e) Amendment No. 4 to Participation Agreement as of May 1, 2007,
                 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Phoenix Life Insurance Company, and PHL Variable Insurance Company, is incorporated by reference to Pre-Effective Amendment No. 1 to Initial Registration Statement on Form N-6 (File
                 No. 333-146301), filed via EDGAR on December 21, 2007.

             (f) Amendment No. 5 dated March 1, 2008 to the Participation
                 Agreement dated May 1, 2000 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Phoenix Home Mutual Life Insurance Company, and PHL Variable Insurance Company, is incorporated by reference to Pre-Effective Amendment No. 1 to Initial Registration Statement on Form N-4 (File No. 333-147565), filed via EDGAR on April 4, 2008.

         (3) Fund Participation Agreement dated July 15, 1999, among PHL Variable Insurance Company, Insurance Series, and Federated Securities Corp., is incorporated by reference to Post-Effective Amendment No. 2 on Form S-6 (File No. 333-65823), filed via EDGAR on April 30, 2002.

         (4) (a) Fund Participation Agreement dated July19, 1999 among BT Insurance Funds Trust, Bankers Trust Company, and PHL Variable Insurance Company ("PHLVIC"), is incorporated by reference to Post-Effective Amendment No. 2 on Form S-6 (File
                 No. 333-65823), filed via EDGAR on April 30, 2002.

             (b) Amendment No. 1 to the Fund Participation Agreement dated
                 April 20, 2001 among Deutsche Asset Management VIT Funds (formerly, BT Insurance Funds Trust), Bankers Trust Company and PHLVIC, is incorporated by reference to Post-Effective Amendment No. 2 on Form S-6 (File No. 333-65823), filed via EDGAR on April 30, 2002.

             (c) Amendment No. 2 to the Fund Participation Agreement dated
                 October 29, 2001 among Deutsche Asset Management VIT Funds, Deutsche Asset Management, Inc. and PHLVIC, is incorporated by reference to Post-Effective Amendment No. 2 on Form S-6 (File No. 333-65823), filed via EDGAR on April 30, 2002.

             (d) Amendment No. 3 dated February 1, 2008 to the Fund
                 Participation Agreement dated July 19, 1999 among PHL Variable Insurance Company, DWS Investments VIT Funds (formerly, Deutsche Asset Management VIT Funds and BT Insurance Funds Trust) and Deutsche Investment Management Americas Inc. (successor by merger to Deutsche Asset Management, Inc.), is incorporated by reference to Post-Effective Amendment No. 8 on Form N-4 (File No. 333-123040), filed via EDGAR on April 30, 2008.

         (5) Participation Agreement dated May 1, 2006 among PHL Variable Insurance Company, The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley Investment Management, Inc., is incorporated by reference to Post-Effective Amendment No. 9 on Form N-6 (File No. 333-119916), filed via EDGAR on August 14, 2006.

         (6) Participation Agreement dated June 1, 2000 among PHL Variable Insurance Company, The Alger American Fund and Fred Alger& Company, Incorporated, is incorporated by reference to Post-Effective Amendment No. 2 on Form S-6 (File No. 333-65823), filed via EDGAR on April 30, 2002.

         (7) Amended and Restated Participation Agreement dated April 1, 2008 by and among PHL Variable Insurance Company, Fidelity Distributors Corporation, and each of Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, and Variable Insurance Products Fund IV and Variable Insurance Products Fund V, is incorporated by reference to Pre-Effective Amendment No. 1 to Initial Registration Statement on Form N-4 (File No. 333-147565), filed via EDGAR on April 4, 2008.

         (8) (a) Participation Agreement dated March 29, 2001 among PHL Variable Insurance Company, AIM Variable Insurance Funds, Phoenix Equity Planning Corporation and AIM Distributors, Inc., is incorporated by reference to Post-Effective Amendment No. 2 on Form S-6 (File No. 333-65823), filed via EDGAR on April 30, 2002.

             (b) Amendment No. 1 to Participation Agreement dated February 1,
                 2008 by and among AIM Variable Insurance Funds, AIM Distributors, Inc., PHL Variable Insurance Company and Phoenix Equity Planning Corportion, is incorporated by reference to Pre-Effective Amendment No. 1 to Initial Registration Statement on Form N-4 (File No. 333-147565), filed via EDGAR on April 4, 2008.

         (9) (a) Participation Agreement dated May 30, 2003 among PHL Variable Insurance Company, Rydex Variable Trust and Rydex Distributors, Inc., is incorporated by reference to Post-Effective Amendment No. 26 on Form N-6 (File
                 No. 033-06793), filed via EDGAR on April 30, 2004.

             (b) Amendment to Fund Participation Agreement dated February 1,
                 2008 among Rydex Variable Trust, Rydex Distributors, Inc. and PHL Variable Insurance Company, is incorporated by reference to Pre-Effective Amendment No. 1 on Form N-4 (File
                 No. 333-147565), filed via EDGAR on April 4, 2008.

             (c) Consent to Assignment of Participation Agreement dated
                 February 1, 2008 among Rydex Variable Trust, Rydex Distributors, Inc. and PHL Variable Insurance Company, is incorporated by reference to Pre-Effective Amendment No. 1 on Form N-4 (File No. 333-147565), filed via EDGAR on April 4, 2008.

        (10) (a) Participation Agreement dated April 25, 2005 among PHL Variable Insurance Company, Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc., is incorporated by reference to Post-Effective Amendment No. 3 on Form N-4 (File No. 333-123040), filed via EDGAR on April 27, 2006.

             (b) Amendment No. 1 to Participation Agreement dated February 1,
                 2008 by and among Lazard Asset Management Securities LLC, Lazard Retirement Series, Inc. and PHL Variable Insurance Company, is incorporated by reference to Pre-Effective Amendment No. 1 on Form N-4 (File No. 333-147565), filed via EDGAR on April 4, 2008.

        (11) Fund Participation Agreement dated April 14, 2005 among PHL Variable Insurance Company, Lord Abbett Series Fund, Inc., and Lord Abbett Distributor LLC, is incorporated by reference to Post-Effective Amendment No. 3 on Form N-4 (File No. 333-123040), filed via EDGAR on April 27, 2006.

        (12) (a) Participation Agreement dated May 1, 2006 among PHL Variable Insurance Company, Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc., is incorporated by reference to Post-Effective Amendment No. 9 on Form N-6 (File
                 No. 333-119916), filed via EDGAR on August 14, 2006.

             (b) Amendment No. 1 to Participation Agreement dated February 1,
                 2008 among Oppenheimer Variable Accounts Funds, Oppenheimer Funds, Inc. and PHL Variable Insurance Company, is incorporated by reference to Pre-Effective Amendment No. 1 to Initial Registration Statement on Form N-4 (File
                 No. 333-147565), filed via EDGAR on April 4, 2008.

        (13) (a) Participation Agreement dated May 1, 2006 among PHL Variable Insurance Company, Phoenix Life and Annuity Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC, is incorporated by reference to Post-Effective Amendment No. 9 on Form N-6 (File
                 No. 333-119916), filed via EDGAR on August 14, 2006.

             (b) Amendment No. 1 to Participation Agreement dated February 1,
                 2008 by and among PHL Variable Insurance Company, Phoenix Life and Annuity Company, PIMCO Variable Insurance Trust, and Allianz Global Investors Distributors LLC, is incorporated by reference to Pre-Effective Amendment No. 1 to Initial Registration Statement on Form N-4 (File No. 333-147565), filed via EDGAR on April 4, 2008.

        (14) Participation Agreement dated May 1, 2006 among PHL Variable Insurance Company, Phoenix Life and Annuity Company, Neuberger Berman Advisers Management Trust and Neuberger Berman Management, Inc., is incorporated by reference to Post-Effective Amendment
             No. 9 on Form N-6 (File No. 333-119916), filed via EDGAR on August 14, 2006.

        (15) (a) Amended and Restated Participation Agreement dated January 1, 2007, among The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company, is incorporated by reference to Post-Effective Amendment No. 27 on Form N-4 (File
                 No. 033-87376), filed via EDGAR on February 20, 2007.

             (b) Amendment No. 1 to Amended and Restated Participation
                 Agreement dated March 1, 2008 by and among the Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company, is incorporated by reference to Pre-Effective Amendment No. 1 to Initial Registration Statement on Form N-4 (File
                 No. 333-147565), filed via EDGAR on April 4, 2008.

        (16) Fund Participation Agreement dated September 7, 2007, among PHL Variable Insurance Company, Sentinel Variable Products Trust and Sentinel Financial Services, is incorporated by reference to Post-Effective Amendment No. 5 on Form N-4 (File No.333-123035), filed via EDGAR on September 7, 2007.

        (17) Participation Agreement dated April 1, 2008, among PHL Variable Insurance Company, Phoenix Equity Planning Corporation, AllianceBernstein LP and AllianceBernstein Investments, Inc., is incorporated by reference to Post-Effective Amendment No. 8 on Form N-6 (File No. 333-123040), filed via EDGAR on April 30, 2008.

        (18) (a) Participation Agreement dated February 1, 2008, among PHL Variable Insurance Company, Phoenix Equity Planning Corporation, Summit Mutual Funds, Inc., and Ameritas Investment Corporation, is incorporated by reference to Post-Effective Amendment No. 8 on Form N-6 (File
                 No. 333-123040), filed via EDGAR on April 30, 2008.

             (b) Consent to Assignment of Participation Agreement effective
                 February 1, 2008 among Summit Mutual Funds, Inc., Ameritas Investment Corp., PHL Variable Insurance Company, and Phoenix Equity Planning Corporation is incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6 (File No. 333-143656), filed via EDGAR on April 22, 2009.(P)


         (b) Other Material Contracts:


             (1) Amended and Restated Administration and Accounting Services
                 Agreement dated March 1, 2003 by and between PHL Variable Insurance Company and PFPC, INC., is incorporated by reference to Post-Effective Amendment No. 7 on Form N-4 (File
                 No. 333-123040), filed via EDGAR on September 7, 2007.

             (2) Amendment dated January 1, 2005 to Amended and Restated
                 Administration and Accounting Services Agreement between PHL Variable Insurance Company and PFPC, INC., is incorporated by reference to Post-Effective Amendment No. 7 on Form N-4 (File No. 333-123040), filed via EDGAR on September 7, 2007.

             (3) Information Sharing Agreements pursuant to Rule 22c-2 for the following funds: AIM Variable Insurance Funds, The Alger American Fund, AllianceBernstein LP, DWS Funds, Federated Insurance Series, Franklin Templeton Variable Insurance Products Trust, Lazard Retirement Series, Lord Abbett Series Fund, Inc., Neuberger Berman Advisers Management Trust,

                 Oppenheimer Variable Account Funds, The Rydex Trust, Wanger Advisors Trust; and, The Universal Institutional Funds, are incorporated by reference to Post-Effective Amendment No. 29 on Form N-4 (File No. 033-87376), filed via EDGAR on May 1, 2007.

             (4) Information Sharing Agreement dated as of September 7, 2007, pursuant to Rule 22c-2 between Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company and the Sentinel Variable Products Trust, is incorporated by reference to Post-Effective Amendment No. 6 on Form N-4 (File No. 333-123035), filed via EDGAR on
                 September 28, 2007.

             (5) Information Sharing Agreement dated February 1, 2008 by and between PHL Variable Insurance Company, Phoenix Life and Annuity Company, Phoenix Life Insurance Company and Summit Mutual Funds, Inc., is incorporated by reference to Post-Effective Amendment No. 8 on Form N-4 (File
                 No. 333-123040), filed via EDGAR on April 30, 2008.

     (9) Written Opinion and Consent of Michele Drummey, Esq. is filed herewith.


    (10) (a) Consent of Registered Independent Public Accountant is filed herewith.


         (b) Powers of Attorney are incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form S-1 (File
             No. 333-87218), filed via EDGAR on April 20, 2009.


    (11) Not Applicable.

    (12) Not Applicable.

Item 25.  Directors and Executive Officers of the Depositor.


Name                   Position
----                   ----------------------------------------------------------------
Philip K. Polkinghorn  Director and President
James D. Wehr          Director, Executive Vice President and Chief Investment Officer
John H. Beers          Vice President, Secretary, and Chief Compliance Officer
Peter A. Hofmann       Senior Executive Vice President and Chief Financial Officer and
                       Treasurer
David R. Pellerin      Senior Vice President and Chief Accounting Officer
Tracy L. Rich          Executive Vice President and Assistant Secretary
Christopher M. Wilkos  Director, Senior Vice President and Corporate Portfolio
                       Manager

--------

The business address of these individuals is One American Row, Hartford, CT 06102-5056.


Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.


   The Phoenix Companies, Inc. (100%) Delaware
      Phoenix Distribution Holding Company (100%) Connecticut
      Phoenix Investment Management Company (100%) Connecticut
      Goodwin Capital Advisers, Inc. (100%) New York
      Phoenix Life Insurance Company (100%) New York
          Phoenix Foundation (0%) Connecticut
          Next Generation Ventures LLC (50%) Connecticut
          Phoenix Life Separate Account B (100%) New York
          Phoenix Life Separate Account C (100%) New York
          Phoenix Life Separate Account D (100%) New York
          Phoenix Life Variable Accumulation Account (100%) New York
          Phoenix Life Variable Universal Life Account (100%) New York
          PM Holdings, Inc. (100%) Connecticut
             American Phoenix Life and Reassurance Company (100%) Connecticut Phoenix Life and Reassurance Company of New York (100%) New York PFG Holdings, Inc. (100%) Pennsylvania
                 AGL Life Assurance Company (100%) Pennsylvania
                 Phoenix Equity Planning Corporation (100%) Delaware

                 Philadelphia Financial Group, Inc. (100%) Delaware
             PHL Variable Insurance Company (100%) Connecticut
                 PHL Variable Accumulation Account (100%) Connecticut
                 PHL Variable Accumulation Account II (100%) Connecticut PHL Variable Accumulation Account III (100%) Connecticut PHLVIC Variable Universal Life Account (100%) Connecticut PHL Variable Separate Account MVA1 (100%) Connecticut(P)
             Phoenix Founders, Inc. (100%) Connecticut
             Phoenix International Capital Corporation (100%) Connecticut
                 Practicare, Inc. (100%) Delaware
             Phoenix Life and Annuity Company (100%) Connecticut
                 Phoenix Life and Annuity Variable Universal Life Account (100%) Connecticut
             Phoenix New England Trust Holding Company (100%) Connecticut Phoenix Variable Advisors, Inc. (100%) Delaware
             PML International Insurance Limited (100%) Bermuda
          The Phoenix Edge Series Fund (0%) Massachusetts business trust Phoenix National Trust Holding Company (100%) Connecticut
      Phoenix Life Solutions, Inc (100%) Delaware

The only companies that file consolidated financial statements with the Securities and Exchange Commission ("SEC") are The Phoenix Companies Inc. and Phoenix Life Insurance Company. In addition, PHL Variable Insurance Company and Phoenix Life and Annuity Company file individual financial statements with the SEC. For the remainder, except the separate accounts (defined as Phoenix Life Separate Account B, Phoenix Life Separate Account C, Phoenix Life Separate Account D, Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, PHL Variable Accumulation Account, PHL Variable Accumulation Account II, PHL Variable Accumulation Account III, PHLVIC Variable Universal Life Account, Phoenix Life and Annuity Variable Universal Life Account, PHL Variable Separate Account MVA1) all other entities are included in the consolidated financial statement, for The Phoenix Companies, Inc., but none file individual financial statements with the SEC.


Item 27.  Number of Contract Owners.


   As of March 31, 2009 there were 2,066 qualified and 1,444 nonqualified contracts.


Item 28.  Indemnification.

   Section33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

   Article VI, Section 6.01 of the Bylaws of the Depositor (as amended and restated effective May 16, 2002) provides that: "Each director, officer or employee of the company, and his heirs, executors, or administrators, shall be indemnified or reimbursed by the company for all expenses necessarily incurred by him in connection with the defense or reasonable settlement of any action, suit or proceeding in which he is made a party by reason of his being or having been a director, officer or employee of the company, or of any other company which he was serving as a director or officer at the request of the company, except in relation to matters as to which such director, officer or employee is finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such director, officer or employee. The foregoing right of indemnification or reimbursement shall not be exclusive of any other rights to which he may be entitled under any statute, by-law, agreement, vote of shareholders or otherwise."

   Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter.

1.  Phoenix Equity Planning Corporation ("PEPCO")


     (a) PEPCO serves as the principal underwriter for the following entities:
         The Phoenix Edge Series Fund, Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, Phoenix Life and Annuity Variable Universal Life Account, PHL Variable Accumulation Account, PHL Variable Accumulation Account II, PHLVIC Variable Universal Life Account, PHL Variable Separate Account MVA1, Phoenix Life Separate Account B, Phoenix Life Separate Account C, and Phoenix Life Separate Account D.


     (b) Directors and Executive Officers of PEPCO.


Name                     Position
----                     ------------------------------------------------------------
Joseph A. Fillip, Jr. *  Vice President, General Counsel and Assistant Secretary
John K. Hillman*         Director, Vice President
Kent C. Keim*            Vice President and Treasurer
Todd R. Miller*          Vice President, Controller and Chief Financial Officer
Susan M. Oberlies*       Director, President, Corporate Counsel, Co-Chief Compliance
                         Officer and Secretary
Philip K. Polkinghorn**  Director
Katherine E. Storch**    Co-Chief Compliance Officer

--------

* The business address of this individual is 610 West Germantown Pike, Suite 460, Plymouth Meeting, PA 19462.

** The business address of this individual is One American Row, Hartford, CT
   06102-5056.



     (c) PEPCO received no compensation from the Registrant during the last fiscal year for sales of the contract:


                     (2)
    (1)              Net              (3)
  Name of       Underwriting      Compensation         (4)
 Principal      Discounts and          on           Brokerage          (5)
Underwriter      Commissions       Redemption      Commissions     Compensation
-----------     -------------     ------------     -----------     ------------
   PEPCO             $0                $0              $0               $0

Item 30.Location of Accounts and Records.


   The accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules under it are maintained at the administrative offices of PHL Variable Insurance Company located at One American Row, Hartford, Connecticut 06102-5056.


Item 31.Management Services.


   Under a contract with Phoenix Life Insurance Company, ("PLIC") Ibbotson Associates, Inc. provides certain asset allocation services, including a risk tolerance questionnaire to assist the Contract owner, for use in conjunction with the Contract. For these services, PLIC pays Ibbotson an annual flat fee. The fees paid for the last three fiscal years follow:



Year                                                                   Fee Paid
----                                                                   --------
2008                                                                   $ 70,000
2007                                                                   $ 95,000
2006                                                                   $101,000


Item 32.Undertakings.


     (a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements contained therein are never more than 16 months old for so long as payments under the Contracts may be accepted;

     (b) Registrant hereby undertakes to include as part of any application to purchase a Contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information;

     (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request; and

     (d) Representation Required by Section 26(f)(2)(A) of the Investment Company Act of 1940: PHL Variable Insurance Company represents that the fees and charges deducted under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by PHL Variable Insurance Company.

                                  SIGNATURES


   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant, PHL Variable Accumulation Account, certifies that it meets all of the requirements for effectiveness of this Post-Effective No. 27 pursuant to Rule 485(b) under the Securities Act of 1933. The Registrant causes this Post-Effective Amendment No. 27 to the Registration Statement (File No. 333-68164) to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of Hartford and the State of Connecticut, on this 29th day of April, 2009.



                                             By:
                                                  ------------------------------
                                                  Philip K. Polkinghorn*
                                                  Director and President
                                                  PHL Variable Insurance Company


                                             By:
                                                  ------------------------------
                                                  Philip K. Polkinghorn*
                                                  Director and President


                                             By:  /s/ Kathleen A. McGah
                                                  ------------------------------
                                                  *Kathleen A. McGah

* As Attorney-in-Fact pursuant to power of attorney


   As required by the Securities Act of 1933, the following persons in the capacities stated have signed this Post-Effective Amendment No. 27 to Registration Statement No. 333-68164 on April 29, 2009.



Signature               Title
----------------------- ----------------------------------------------------

-----------------------
Peter A. Hofmann*       Chief Financial Officer

-----------------------
David R. Pellerin*      Chief Accounting Officer

-----------------------
Philip K. Polkinghorn*  Director, President

----------------------- Director, Executive Vice President and Chief
James D. Wehr*          Investment Officer

-----------------------
Christopher M. Wilkos*  Director



By:  /s/ Kathleen A. McGah
     --------------------------
     * Kathleen A. McGah

* As Attorney-in-Fact pursuant to Powers of Attorney

                                 Exhibit Index



Exhibit 24 (b) (4) (b)   Form of Variable Annuity Contract Amendment and
                         Alternate Contract Schedule Pages (Phoenix Investor's
                         Edge - Form No. 08 D609 GMIR, DR91, and 08 D609)

Exhibit 24 (b) (9)       Opinion and Consent of Counsel

Exhibit 24 (b) (10) (a)  Consent of Registered Independent Public Accountant